UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 18.4%
AGL Energy Ltd.	11,341	$221,827
Amcor Ltd.	17,251	214,497
AMP Ltd.	22,358	89,007
Aurizon Holdings Ltd.	37,769	155,283
Australia & New Zealand Banking Group Ltd.	25,367	558,827
BHP Billiton Ltd.	23,083	412,191
Brambles Ltd.	15,893	118,616
Caltex Australia Ltd.	4,146	100,526
CIMIC Group Ltd.	4,093	121,940
Coca-Cola Amatil Ltd.	13,326	94,346
Commonwealth Bank of Australia	13,596	863,610
Crown Resorts Ltd.	16,048	151,162
CSL Ltd.	2,914	308,522
Fortescue Metals Group Ltd.	33,553	134,346
Insurance Australia Group Ltd.	15,347	79,814
Macquarie Group Ltd.	2,489	168,963
National Australia Bank Ltd.	25,919	588,284
QBE Insurance Group Ltd.	9,122	82,635
Ramsay Health Care Ltd.	1,715	96,820
REA Group Ltd.	1,320	67,230
Rio Tinto Ltd.	7,279	353,259
Sonic Healthcare Ltd.	6,147	114,199
Suncorp Group Ltd.	6,564	74,618
Telstra Corp., Ltd.	267,199	881,306
Treasury Wine Estates Ltd.	5,817	58,719
Wesfarmers Ltd.	16,917	520,605
Westpac Banking Corp.	28,502	667,024
Woodside Petroleum Ltd.	10,303	236,060
Woolworths Ltd.	15,260	298,950

Total Australia		7,833,186

China - 20.2%
AAC Technologies Holdings, Inc.	7,500	93,769
Agricultural Bank of China Ltd. Class H	208,000	98,319
ANTA Sports Products Ltd.	32,000	105,759
Bank of China Ltd. Class H	613,255	300,875
Bank of Communications Co., Ltd. Class H	228,955	161,602
Beijing Enterprises Holdings Ltd.	11,000	53,052
Belle International Holdings Ltd.	136,000	107,316
China CITIC Bank Corp., Ltd. Class H	84,000	51,434
China Construction Bank Corp. Class H	1,712,100	1,326,878
China Life Insurance Co., Ltd. Class H	34,396	105,085
China Merchants Bank Co., Ltd. Class H	30,904	93,229
China Merchants Port Holdings Co., Ltd.	38,084	105,620
China Minsheng Banking Corp., Ltd. Class H	59,000	58,876
China Mobile Ltd.	193,234	2,050,796
China Overseas Land & Investment Ltd.	47,065	137,762
China Pacific Insurance Group Co., Ltd. Class H	20,200	82,545
China Petroleum & Chemical Corp. Class H	262,261	204,596
China Resources Land Ltd.	38,000	110,742
China Resources Power Holdings Co., Ltd.	96,218	188,826
China Shenhua Energy Co., Ltd. Class H	35,736	79,561
China State Construction International Holdings Ltd.	46,000	78,725
China Telecom Corp., Ltd. Class H	143,038	67,979
CITIC Ltd.	263,000	395,522
CNOOC Ltd.	524,561	574,524
Country Garden Holdings Co., Ltd.	123,000	142,594
Dali Foods Group Co., Ltd.(a)	149,500	85,796
Fosun International Ltd.	51,500	80,485
Guangdong Investment Ltd.	78,000	107,511
Hengan International Group Co., Ltd.	16,000	118,056
Industrial & Commercial Bank of China Ltd. Class H	648,270	437,636
Lenovo Group Ltd.	193,000	121,885
PetroChina Co., Ltd. Class H	124,919	76,490
Ping An Insurance Group Co. of China Ltd. Class H	22,646	149,253
Shenzhou International Group Holdings Ltd.	11,000	72,286
Sun Art Retail Group Ltd.	116,725	93,004
Tencent Holdings Ltd.	8,100	289,699
Want Want China Holdings Ltd.(b)	136,000	91,811
WH Group Ltd.(a)	112,000	113,055

Total China		8,612,953

Hong Kong - 7.5%
AIA Group Ltd.	26,925	196,770
BOC Hong Kong Holdings Ltd.	64,389	308,070
Chow Tai Fook Jewellery Group Ltd.	95,400	101,065
CLP Holdings Ltd.	32,104	339,692
Galaxy Entertainment Group Ltd.	19,000	115,366
Hang Lung Properties Ltd.	41,000	102,415
Hang Seng Bank Ltd.	11,703	244,810
Henderson Land Development Co., Ltd.	20,476	114,230
Hong Kong & China Gas Co., Ltd.	130,314	245,055
Hong Kong Exchanges & Clearing Ltd.	5,835	150,837
MTR Corp., Ltd.	54,265	305,510
New World Development Co., Ltd.	77,409	98,268
Power Assets Holdings Ltd.	31,079	274,503
Sino Land Co., Ltd.	18,924	31,029
Sun Hung Kai Properties Ltd.	14,534	213,548
Swire Pacific Ltd. Class A	9,500	92,792
Swire Properties Ltd.	34,600	114,130
Wharf Holdings Ltd. (The)	19,350	160,373

Total Hong Kong		3,208,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2017

Investments	Shares	Value
India - 3.7%
Ambuja Cements Ltd.	10,157	$38,742
Asian Paints Ltd.	2,045	34,895
Axis Bank Ltd. GDR Reg S	1,484	59,063
Bajaj Auto Ltd.	489	21,116
Bharat Petroleum Corp., Ltd.	3,295	32,594
Bharti Airtel Ltd.	8,369	49,162
Bharti Infratel Ltd.	3,406	19,737
Coal India Ltd.	34,897	131,868
Dr Reddy’s Laboratories Ltd. ADR(b)	621	26,169
GAIL India Ltd. GDR Reg S	324	10,692
HCL Technologies Ltd.	6,584	86,673
Hero MotoCorp Ltd.	662	37,908
Hindustan Unilever Ltd.	6,625	110,653
IndusInd Bank Ltd.	1,199	27,434
Infosys Ltd.	440	6,369
Infosys Ltd. ADR(b)	13,760	206,675
ITC Ltd.	19,871	99,497
Larsen & Toubro Ltd. GDR Reg S	2,107	54,361
Lupin Ltd.	1,380	22,628
NTPC Ltd.	14,858	36,537
Oil & Natural Gas Corp., Ltd.	33,625	81,829
Reliance Industries Ltd. GDR*(a)	2,388	101,251
State Bank of India GDR Reg S	406	17,255
Tata Consultancy Services Ltd.	3,508	128,209
Tech Mahindra Ltd.	6,101	36,056
Wipro Ltd.	9,174	36,668
Yes Bank Ltd.	1,805	40,868
Zee Entertainment Enterprises Ltd.	4,266	32,429

Total India		1,587,338

Indonesia - 3.7%
Astra International Tbk PT	315,161	211,053
Bank Central Asia Tbk PT	95,075	129,478
Bank Mandiri Persero Tbk PT	114,724	109,753
Bank Rakyat Indonesia Persero Tbk PT	97,300	111,336
Gudang Garam Tbk PT	26,500	155,689
Hanjaya Mandala Sampoerna Tbk PT	1,234,700	355,749
Telekomunikasi Indonesia Persero Tbk PT	878,100	297,806
Unilever Indonesia Tbk PT	51,535	188,701

Total Indonesia		1,559,565

Malaysia - 3.9%
Axiata Group Bhd	114,700	129,058
DiGi.Com Bhd	128,800	150,024
Genting Malaysia Bhd	30,040	38,489
IOI Corp. Bhd	67,900	70,389
Kuala Lumpur Kepong Bhd	13,300	77,086
Malayan Banking Bhd	77,594	174,072
Maxis Bhd	101,700	131,489
MISC Bhd	59,200	102,881
Petronas Chemicals Group Bhd	78,308	129,521
Petronas Gas Bhd	24,600	106,248
Public Bank Bhd	29,190	138,176
Sime Darby Bhd	77,000	170,407
Telekom Malaysia Bhd	62,900	97,442
Tenaga Nasional Bhd	49,100	161,735

Total Malaysia		1,677,017

New Zealand - 0.2%
Auckland International Airport Ltd.	17,107	89,308

Philippines - 1.7%
Aboitiz Power Corp.	122,600	94,513
Globe Telecom, Inc.	2,310	93,755
Manila Electric Co.	22,560	116,600
PLDT, Inc.	5,365	191,167
SM Investments Corp.	9,064	144,241
Universal Robina Corp.	21,160	68,311

Total Philippines		708,587

Singapore - 5.2%
CapitaLand Ltd.	43,900	111,595
DBS Group Holdings Ltd.	15,617	235,245
Jardine Cycle & Carriage Ltd.	3,578	115,252
Keppel Corp., Ltd.	34,584	157,993
Oversea-Chinese Banking Corp., Ltd.	29,101	228,057
Singapore Airlines Ltd.	18,757	137,866
Singapore Technologies Engineering Ltd.	53,425	142,792
Singapore Telecommunications Ltd.	269,077	760,220
United Overseas Bank Ltd.	11,398	191,395
Wilmar International Ltd.	61,100	148,662

Total Singapore		2,229,077

South Korea - 11.6%
Coway Co., Ltd.	1,145	104,077
Hanon Systems	6,630	59,685
Hyundai Motor Co.	2,593	361,477
Kangwon Land, Inc.	3,531	107,552
Kia Motors Corp.	4,182	139,625
Korea Electric Power Corp.	14,132	503,942
KT&G Corp.	1,617	165,353
LG Chem Ltd.	583	148,279
LG Corp.	1,859	125,596
LG Display Co., Ltd.	3,192	103,503
LG Household & Health Care Ltd.	74	64,289
NCSoft Corp.	213	70,649
POSCO	1,146	287,464
S-Oil Corp.	1,246	103,239
Samsung Electronics Co., Ltd.	764	1,587,229
Samsung Life Insurance Co., Ltd.	806	82,421
Shinhan Financial Group Co., Ltd.	2,723	117,331
SK Holdings Co., Ltd.	493	119,787
SK Hynix, Inc.	3,882	228,682
SK Innovation Co., Ltd.	1,112	154,046
SK Telecom Co., Ltd.	443	102,992
SK Telecom Co., Ltd. ADR	8,264	212,137

Total South Korea		4,949,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2017

Investments	Shares	Value
Taiwan - 18.4%
Advanced Semiconductor Engineering, Inc.	119,053	$152,828
Asustek Computer, Inc.	12,740	120,406
Catcher Technology Co., Ltd.	10,000	119,494
Cathay Financial Holding Co., Ltd.	84,614	139,354
Cheng Shin Rubber Industry Co., Ltd.	57,948	123,249
China Steel Corp.	175,078	142,445
Chunghwa Telecom Co., Ltd.	137,436	487,938
CTBC Financial Holding Co., Ltd.	139,389	91,414
Delta Electronics, Inc.	32,415	177,419
Far EasTone Telecommunications Co., Ltd.	56,000	142,669
First Financial Holding Co., Ltd.	75,117	50,251
Formosa Chemicals & Fibre Corp.	86,685	272,137
Formosa Petrochemical Corp.	145,511	502,257
Formosa Plastics Corp.	107,444	327,418
Fubon Financial Holding Co., Ltd.*	65,803	104,805
Hon Hai Precision Industry Co., Ltd.	270,532	1,040,508
Hotai Motor Co., Ltd.	6,000	75,148
Largan Precision Co., Ltd.	1,000	159,435
MediaTek, Inc.	27,000	231,213
Mega Financial Holding Co., Ltd.	137,827	114,629
Nan Ya Plastics Corp.	148,537	368,657
Pegatron Corp.	56,000	175,437
President Chain Store Corp.	11,000	98,899
Quanta Computer, Inc.	74,000	175,148
Taiwan Mobile Co., Ltd.	65,100	245,035
Taiwan Semiconductor Manufacturing Co., Ltd.	300,241	2,057,865
Uni-President Enterprises Corp.	71,346	143,067

Total Taiwan		7,839,125

Thailand - 4.7%
Advanced Info Service PCL	47,800	249,765
Advanced Info Service PCL NVDR	28,800	150,486
Airports of Thailand PCL NVDR	78,740	109,522
Bangkok Bank PCL NVDR	20,500	111,643
Bangkok Dusit Medical Services PCL NVDR	132,700	75,003
Charoen Pokphand Foods PCL NVDR	96,100	70,158
CP ALL PCL	61,800	114,158
Kasikornbank PCL NVDR	15,300	89,404
Krung Thai Bank PCL NVDR	163,900	90,707
PTT Exploration & Production PCL	58,913	149,580
PTT Global Chemical PCL	71,994	145,175
PTT PCL	29,000	315,867
PTT PCL NVDR	6,800	74,065
Siam Cement PCL (The) NVDR	9,371	139,034
Siam Commercial Bank PCL (The)	21,300	97,502

Total Thailand		1,982,069

TOTAL COMMON STOCKS (Cost: $39,241,259)		42,276,043

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global ex-U.S. Real Estate Fund(c) (Cost: $29,896)	1,049	30,867

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $191,952)(e)	191,952	191,952

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $39,463,107)		42,498,862
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		108,687

NET ASSETS - 100.0%		$42,607,549

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $287,561 and the total market value of the collateral held by the Fund was $297,882. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $105,930.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 99.5%

Airlines - 1.4%
Qantas Airways Ltd.	114,763	$503,526

Banks - 10.9%
Australia & New Zealand Banking Group Ltd.	43,929	967,741
Commonwealth Bank of Australia	14,158	899,308
National Australia Bank Ltd.	47,566	1,079,606
Westpac Banking Corp.	43,842	1,026,021

Total Banks		3,972,676

Beverages - 3.2%
Coca-Cola Amatil Ltd.	118,112	836,218
Treasury Wine Estates Ltd.	31,136	314,298

Total Beverages		1,150,516

Biotechnology - 0.6%
CSL Ltd.	2,201	233,033

Building Products - 0.4%
Reliance Worldwide Corp. Ltd.	55,299	141,673

Capital Markets - 4.3%
ASX Ltd.	16,606	682,865
Macquarie Group Ltd.	12,936	878,146

Total Capital Markets		1,561,011

Chemicals - 2.4%
Incitec Pivot Ltd.	161,124	421,442
Orica Ltd.	28,187	447,119

Total Chemicals		868,561

Commercial Services & Supplies - 3.1%
Brambles Ltd.	58,552	436,997
Cleanaway Waste Management Ltd.	218,963	230,939
Downer EDI Ltd.	91,662	450,683

Total Commercial Services & Supplies		1,118,619

Construction & Engineering - 1.2%
CIMIC Group Ltd.	14,839	442,087

Construction Materials - 1.3%
Boral Ltd.	87,901	468,600

Containers & Packaging - 1.7%
Amcor Ltd.	48,909	608,129

Diversified Financial Services - 2.6%
AMP Ltd.	237,209	944,326

Diversified Telecommunication Services - 6.4%
Telstra Corp., Ltd.	349,806	1,153,771
TPG Telecom Ltd.(a)	96,165	420,451
Vocus Group Ltd.(a)	285,581	738,215

Total Diversified Telecommunication Services		2,312,437

Food & Staples Retailing - 3.2%
Wesfarmers Ltd.	24,567	756,026
Woolworths Ltd.	20,945	410,322

Total Food & Staples Retailing		1,166,348

Food Products - 1.8%
Costa Group Holdings Ltd.	101,142	376,268
GrainCorp Ltd. Class A	37,473	272,202

Total Food Products		648,470

Health Care Equipment & Supplies - 2.0%
Ansell Ltd.	24,337	442,985
Cochlear Ltd.	2,389	284,859

Total Health Care Equipment & Supplies		727,844

Health Care Providers & Services - 5.5%
Healthscope Ltd.	374,301	634,508
Primary Health Care Ltd.	174,514	487,254
Ramsay Health Care Ltd.	5,658	319,422
Sonic Healthcare Ltd.	30,081	558,843

Total Health Care Providers & Services		2,000,027

Hotels, Restaurants & Leisure - 11.0%
Aristocrat Leisure Ltd.	12,908	223,368
Crown Resorts Ltd.	89,081	839,087
Domino’s Pizza Enterprises Ltd.	5,834	233,056
Flight Centre Travel Group Ltd.(a)	22,802	669,878
Star Entertainment Grp Ltd. (The)	123,187	477,178
Tabcorp Holdings Ltd.	251,511	843,067
Tatts Group Ltd.	214,749	688,543

Total Hotels, Restaurants & Leisure		3,974,177

Insurance - 6.2%
Insurance Australia Group Ltd.	141,232	734,491
QBE Insurance Group Ltd.	69,904	633,251
Suncorp Group Ltd.	77,554	881,609

Total Insurance		2,249,351

Internet Software & Services - 1.4%
carsales.com Ltd.	58,936	520,783

IT Services - 1.9%
Computershare Ltd.	35,481	384,830
Link Administration Holdings Ltd.	50,343	305,063

Total IT Services		689,893

Media - 2.0%
Fairfax Media Ltd.	569,519	480,534
REA Group Ltd.	4,524	230,417

Total Media		710,951

Metals & Mining - 7.9%
BHP Billiton Ltd.	27,647	493,690
BlueScope Steel Ltd.	10,780	109,231
Fortescue Metals Group Ltd.	289,874	1,160,656
Newcrest Mining Ltd.	9,470	146,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2017

Investments	Shares	Value
Rio Tinto Ltd.	12,086	$586,549
South32 Ltd.	186,766	383,934

Total Metals & Mining		2,880,501

Multi-Utilities - 1.3%
AGL Energy Ltd.	24,746	484,026

Multiline Retail - 3.9%
Harvey Norman Holdings Ltd.(a)	485,140	1,421,524

Oil, Gas & Consumable Fuels - 3.7%
Caltex Australia Ltd.	20,905	506,872
Washington H Soul Pattinson & Co., Ltd.(a)	21,946	280,617
Woodside Petroleum Ltd.	24,542	562,301

Total Oil, Gas & Consumable Fuels		1,349,790

Personal Products - 1.3%
Blackmores Ltd.(a)	6,457	474,680

Professional Services - 2.1%
ALS Ltd.	61,213	349,803
Seek Ltd.	32,356	419,684

Total Professional Services		769,487

Road & Rail - 2.2%
Aurizon Holdings Ltd.	191,890	788,934

Software - 1.7%
MYOB Group Ltd.	143,327	375,991
Technology One Ltd.	53,056	234,413

Total Software		610,404

Transportation Infrastructure - 0.9%
Qube Holdings Ltd.	166,521	335,930

TOTAL COMMON STOCKS (Cost: $33,228,282)		36,128,314

RIGHTS - 0.0%

Australia - 0.0%
Link Administration Holdings Ltd., expiring 7/17/17* (Cost $0)	18,307	16,078

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%

United States - 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $2,813,127)(c)	2,813,127	2,813,127

TOTAL INVESTMENTS IN SECURITIES - 107.3% (Cost: $36,041,409)		38,957,519
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.3)%		(2,642,483)

NET ASSETS - 100.0%		$36,315,036

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $3,393,518 and the total market value of the collateral held by the Fund was $3,597,288. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $784,161.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	AUD	8,847	USD	6,800	$14

CURRENCY LEGEND

AUD	Australian dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

China - 99.8%

Auto Components - 6.9%
Delphi Automotive PLC	6,970	$610,921
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	11,200	42,898
Minth Group Ltd.	16,000	67,841
Xinyi Glass Holdings Ltd.*	64,000	63,373

Total Auto Components		785,033

Automobiles - 3.6%
BYD Co., Ltd. Class H(b)	16,500	101,243
Geely Automobile Holdings Ltd.	105,000	226,505
Great Wall Motor Co., Ltd. Class H(b)	66,500	82,119

Total Automobiles		409,867

Banks - 2.1%
China Minsheng Banking Corp., Ltd. Class H	238,500	237,997

Biotechnology - 0.7%
China Biologic Products, Inc.*	749	84,712

Capital Markets - 1.0%
GF Securities Co., Ltd. Class H	57,000	114,490

Communications Equipment - 0.3%
ZTE Corp. Class H*	12,200	29,131

Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group, Inc. ADR*	3,089	217,743
TAL Education Group ADR	1,090	133,318

Total Diversified Consumer Services		351,061

Electronic Equipment, Instruments & Components - 2.4%
AAC Technologies Holdings, Inc.	12,500	156,281
Hollysys Automation Technologies Ltd.	817	13,571
Sunny Optical Technology Group Co., Ltd.	12,000	107,603

Total Electronic Equipment, Instruments & Components		277,455

Food & Staples Retailing - 0.6%
Sun Art Retail Group Ltd.	80,000	63,742

Food Products - 4.6%
China Huishan Dairy Holdings Co., Ltd.†	106,000	0
Dali Foods Group Co., Ltd.(a)	75,500	43,328
Tingyi Cayman Islands Holding Corp.(b)	66,000	78,289
Want Want China Holdings Ltd.(b)	226,000	152,569
WH Group Ltd.(a)	243,500	245,794

Total Food Products		519,980

Health Care Equipment & Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	64,000	50,256

Health Care Providers & Services - 0.2%
China Resources Phoenix Healthcare Holdings Co., Ltd.(b)	22,500	27,698

Hotels, Restaurants & Leisure - 0.4%
MGM China Holdings Ltd.	19,200	42,697

Household Durables - 0.2%
Skyworth Digital Holdings Ltd.	46,000	28,579

Insurance - 10.8%
Ping An Insurance Group Co. of China Ltd. Class H	186,500	1,229,166

Internet & Catalog Retail - 12.8%
Ctrip.com International Ltd. ADR*	9,263	498,905
JD.com, Inc. ADR*	22,306	874,841
Vipshop Holdings Ltd. ADR*	8,857	93,442

Total Internet & Catalog Retail		1,467,188

Internet Software & Services - 26.6%
58.com, Inc. ADR*	1,565	69,032
Alibaba Group Holding Ltd. ADR*	6,471	911,764
Autohome, Inc. ADR*(b)	871	39,509
Baidu, Inc. ADR*	3,677	657,668
Bitauto Holdings Ltd. ADR*(b)	677	19,464
Fang Holdings Ltd. ADR*(b)	3,132	11,620
Momo, Inc. ADR*	824	30,455
NetEase, Inc. ADR	1,155	347,228
Sohu.com, Inc.*	519	23,386
Tencent Holdings Ltd.	23,800	851,214
Weibo Corp. ADR*(b)	690	45,864
YY, Inc. ADR*	582	33,773

Total Internet Software & Services		3,040,977

Machinery - 1.3%
China Conch Venture Holdings Ltd.	46,363	84,929
Haitian International Holdings Ltd.	23,000	64,523

Total Machinery		149,452

Media - 0.4%
Alibaba Pictures Group Ltd.*(b)	280,000	46,628

Personal Products - 1.9%
Hengan International Group Co., Ltd.	29,000	213,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2017

Investments	Shares	Value
Pharmaceuticals - 5.4%
China Medical System Holdings Ltd.	51,000	$88,196
CSPC Pharmaceutical Group Ltd.	156,000	227,812
Luye Pharma Group Ltd.	59,107	32,406
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	14,000	54,250
Sihuan Pharmaceutical Holdings Group Ltd.	198,000	82,939
Sino Biopharmaceutical Ltd.	153,000	135,235

Total Pharmaceuticals		620,838

Real Estate Management & Development - 10.3%
China Evergrande Group*(b)	127,000	228,086
China Vanke Co., Ltd. Class H*	50,576	143,180
Country Garden Holdings Co., Ltd.	296,000	343,152
Guangzhou R&F Properties Co., Ltd. Class H	42,400	65,937
Longfor Properties Co., Ltd.	49,500	106,400
Red Star Macalline Group Corp. Ltd. Class H(a)	31,600	32,383
Shimao Property Holdings Ltd.	44,500	76,158
Sunac China Holdings Ltd.(b)	72,000	150,522
Zall Group Ltd.*(b)	60,000	34,203

Total Real Estate Management & Development		1,180,021

Semiconductors & Semiconductor Equipment - 0.3%
GCL-Poly Energy Holdings Ltd.*(b)	142,000	15,462
Hanergy Thin Film Power Group Ltd.*†	502,000	0
Xinyi Solar Holdings Ltd.*(b)	74,000	21,139

Total Semiconductors & Semiconductor Equipment		36,601

Software - 0.3%
Kingsoft Corp., Ltd.(b)	13,000	33,889

Specialty Retail - 0.3%
GOME Electrical Appliances Holding Ltd.	251,000	30,867

Textiles, Apparel & Luxury Goods - 2.9%
ANTA Sports Products Ltd.	26,000	85,929
Belle International Holdings Ltd.	155,000	122,309
Li Ning Co., Ltd.*	39,000	29,675
Shenzhou International Group Holdings Ltd.	14,000	92,001

Total Textiles, Apparel & Luxury Goods		329,914

TOTAL COMMON STOCKS (Cost: $9,544,996)		11,402,216

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $331,609)(d)	331,609	331,609

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $9,876,605)		11,733,825
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.7)%		(307,487)

NET ASSETS - 100.0%		$11,426,338

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $826,229 and the total market value of the collateral held by the Fund was $872,236. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $540,627.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 16.2%
Ambev S.A.	328,802	$1,817,057
Arezzo Industria e Comercio S.A.	3,850	38,009
BB Seguridade Participacoes S.A.	35,527	307,206
Cia Hering	10,930	65,153
Cielo S.A.	41,994	311,794
CVC Brasil Operadora e Agencia de Viagens S.A.	6,424	62,800
Direcional Engenharia S.A.	11,100	17,253
Engie Brasil Energia S.A.	10,853	111,110
Estacio Participacoes S.A.	8,763	38,668
GAEC Educacao S.A.	6,420	31,739
Grendene S.A.	9,455	73,140
Guararapes Confeccoes S.A.	668	19,085
Hypermarcas S.A.	26,600	223,189
Kroton Educacional S.A.	61,845	277,563
Lojas Renner S.A.	18,139	149,897
M. Dias Branco S.A.	8,939	133,009
MRV Engenharia e Participacoes S.A.	34,767	141,870
Multiplus S.A.	4,700	55,082
Natura Cosmeticos S.A.	5,612	43,531
Ser Educacional S.A.(a)	8,575	63,408
Smiles S.A.	5,470	99,684
Transmissora Alianca de Energia Eletrica S.A.	10,200	67,851

Total Brazil		4,148,098

Chile - 0.1%
Forus S.A.	5,019	17,337

China - 25.2%
ANTA Sports Products Ltd.	28,000	92,539
Autohome, Inc. ADR*	504	22,861
BAIC Motor Corp., Ltd. Class H(a)	141,500	137,214
Baidu, Inc. ADR*	2,888	516,548
Belle International Holdings Ltd.	144,000	113,629
Boer Power Holdings Ltd.*(b)	18,000	5,811
Boyaa Interactive International Ltd.*(b)	10,000	4,304
BYD Co., Ltd. Class H(b)	23,500	144,195
CGN Power Co., Ltd. Class H(a)	381,000	106,397
Chaowei Power Holdings Ltd.	4,000	2,357
China Aoyuan Property Group Ltd.	23,000	6,924
China Conch Venture Holdings Ltd.	13,000	23,814
China Harmony New Energy Auto Holding Ltd.*(b)	49,500	23,652
China Jinmao Holdings Group Ltd.	214,000	88,271
China Lesso Group Holdings Ltd.	40,000	30,744
China Lilang Ltd.	36,000	23,980
China Medical System Holdings Ltd.	12,000	20,752
China Pacific Insurance Group Co., Ltd. Class H	75,800	309,746
China Shengmu Organic Milk Ltd.*(a)(b)	4,000	799
China Singyes Solar Technologies Holdings Ltd.*	10,000	4,189
China South City Holdings Ltd.	292,000	54,237
China Yongda Automobiles Services Holdings Ltd.(b)	42,000	42,772
China ZhengTong Auto Services Holdings Ltd.	65,000	52,040
CIFI Holdings Group Co., Ltd.	102,000	45,339
Country Garden Holdings Co., Ltd.	321,000	372,135
CT Environmental Group Ltd.(b)	84,000	14,634
Future Land Development Holdings Ltd.	90,000	34,356
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	40,000	153,207
Geely Automobile Holdings Ltd.	85,000	183,361
Golden Eagle Retail Group Ltd.(b)	1,000	1,384
Great Wall Motor Co., Ltd. Class H(b)	253,500	313,041
Guangzhou Automobile Group Co., Ltd. Class H	152,000	266,754
Guorui Properties Ltd.	76,000	22,879
Health and Happiness H&H International Holdings Ltd.*(b)	5,500	13,922
Hengan International Group Co., Ltd.	15,000	110,678
Hisense Kelon Electrical Holdings Co., Ltd. Class H	33,000	56,223
Huaneng Renewables Corp., Ltd. Class H	210,000	64,831
Jiangnan Group Ltd.(b)	2,000	174
Jiangsu Expressway Co., Ltd. Class H	28,000	39,526
KWG Property Holding Ltd.	110,500	74,030
Livzon Pharmaceutical Group, Inc. Class H	1,900	13,386
Logan Property Holdings Co., Ltd.	108,000	71,249
Longfor Properties Co., Ltd.	112,500	241,819
MGM China Holdings Ltd.	52,800	117,417
Minth Group Ltd.	18,000	76,322
NetEase, Inc. ADR	773	232,387
New China Life Insurance Co., Ltd. Class H	23,500	119,510
New Oriental Education & Technology Group, Inc. ADR*	1,068	75,283
PICC Property & Casualty Co., Ltd. Class H	196,000	327,401
Ping An Insurance Group Co. of China Ltd. Class H	100,000	659,070
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	17,478	67,727
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	44,000	13,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2017

Investments	Shares	Value
Shenguan Holdings Group Ltd.*	142,000	$9,004
Shimao Property Holdings Ltd.	82,000	140,335
Sihuan Pharmaceutical Holdings Group Ltd.	134,000	56,131
Sinopec Engineering Group Co., Ltd. Class H	82,000	73,949
Sinopharm Group Co., Ltd. Class H	16,400	74,159
TAL Education Group ADR	206	25,196
Tianneng Power International Ltd.	34,000	27,918
Times Property Holdings Ltd.	42,000	26,255
TravelSky Technology Ltd. Class H	29,000	85,442
Tsingtao Brewery Co., Ltd. Class H	4,000	17,703
Vipshop Holdings Ltd. ADR*	3,101	32,716
Want Want China Holdings Ltd.(b)	206,000	139,067
Xinhua Winshare Publishing and Media Co., Ltd. Class H	47,000	39,435
Xinyi Solar Holdings Ltd.*(b)	64,000	18,282
XTEP International Holdings Ltd.	50,500	19,472
YY, Inc. ADR*	168	9,749
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,000	49,062

Total China		6,453,448

Hong Kong - 0.5%
Chow Tai Fook Jewellery Group Ltd.	113,600	120,346

India - 4.5%
Apollo Tyres Ltd.	28,738	107,016
Bajaj Auto Ltd.	7,438	321,190
Ceat Ltd.*	1,296	35,990
Dabur India Ltd.	24,874	112,407
Hero MotoCorp Ltd.	4,817	275,837
JSW Energy Ltd.	57,256	56,736
Jubilant Foodworks Ltd.	1,223	17,907
Kaveri Seed Co., Ltd.*	2,727	27,564
Kwality Ltd.	6,208	14,181
Sun TV Network Ltd.	9,439	119,219
Zee Entertainment Enterprises Ltd.	9,723	73,910

Total India		1,161,957

Indonesia - 4.9%
Ace Hardware Indonesia Tbk PT	278,100	22,119
Blue Bird Tbk PT	67,400	24,325
Gudang Garam Tbk PT	60,100	353,092
Hanjaya Mandala Sampoerna Tbk PT	1,053,300	303,483
Media Nusantara Citra Tbk PT	364,200	50,282
Ramayana Lestari Sentosa Tbk PT	171,400	15,754
Sri Rejeki Isman Tbk PT	1,608,700	38,626
Surya Citra Media Tbk PT	305,900	59,447
Tiphone Mobile Indonesia Tbk PT	334,800	30,773
Tower Bersama Infrastructure Tbk PT	73,300	37,399
Unilever Indonesia Tbk PT	85,300	312,335

Total Indonesia		1,247,635

Malaysia - 1.4%
Astro Malaysia Holdings Bhd	107,100	63,123
Berjaya Sports Toto Bhd	99,700	58,761
Bermaz Auto Bhd	57,100	26,737
British American Tobacco Malaysia Bhd	4,800	48,552
Carlsberg Brewery Malaysia Bhd	15,500	54,162
Dutch Lady Milk Industries Bhd	1,300	17,680
Lingkaran Trans Kota Holdings Bhd	6,100	8,370
Mitrajaya Holdings Bhd	12,500	3,989
Nestle Malaysia Bhd	2,600	51,483
Padini Holdings Bhd	24,300	19,926

Total Malaysia		352,783

Mexico - 7.2%
Coca-Cola Femsa S.A.B. de C.V. Series L	29,955	254,489
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*(b)	19,500	28,604
El Puerto de Liverpool S.A.B. de C.V. Class C1(b)	19,140	151,398
Grupo Lala S.A.B. de C.V.(b)	48,350	88,794
Industrias Bachoco S.A.B. de C.V. Series B	27,625	132,388
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	47,535	100,849
Megacable Holdings S.A.B. de C.V. Series CPO	36,024	145,969
Unifin Financiera S.A.B. de C.V. SOFOM ENR	12,200	33,904
Wal-Mart de Mexico S.A.B. de C.V.	394,800	918,959

Total Mexico		1,855,354

Philippines - 1.3%
Cebu Air, Inc.	14,930	28,966
DMCI Holdings, Inc.	313,100	87,489
Universal Robina Corp.	46,560	150,310
Vista Land & Lifescapes, Inc.	514,900	59,286

Total Philippines		326,051

Poland - 0.4%
CCC S.A.	1,277	77,481
Eurocash S.A.	2,794	23,357

Total Poland		100,838

Russia - 3.1%
Magnit PJSC GDR Reg S	12,370	420,580
MegaFon PJSC GDR Reg S	9,896	90,647
Mobile TeleSystems PJSC ADR	33,097	277,353

Total Russia		788,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2017

Investments	Shares	Value
South Africa - 5.9%
Astral Foods Ltd.	3,021	$34,124
AVI Ltd.	9,464	68,619
City Lodge Hotels Ltd.	2,916	31,186
Clicks Group Ltd.	9,551	102,052
Foschini Group Ltd. (The)	10,405	109,017
Hyprop Investments Ltd.	4,255	37,914
Imperial Holdings Ltd.	7,471	91,802
Lewis Group Ltd.(b)	10,845	27,025
Massmart Holdings Ltd.	2,577	20,750
Metair Investments Ltd.	18,049	26,132
Mr. Price Group Ltd.(b)	9,053	107,786
Murray & Roberts Holdings Ltd.	29,693	29,619
Pick n Pay Stores Ltd.	16,252	73,194
Resilient REIT Ltd.	12,440	115,585
RMB Holdings Ltd.	45,464	203,855
Shoprite Holdings Ltd.	9,676	147,239
SPAR Group Ltd. (The)	6,984	82,145
Truworths International Ltd.	15,341	83,715
Woolworths Holdings Ltd.	28,230	132,828

Total South Africa		1,524,587

South Korea - 18.6%
Amorepacific Corp.	964	256,134
Com2uS Corp.	350	36,035
Dongwon Development Co., Ltd.	5,382	23,614
Gamevil, Inc.*	361	19,657
Grand Korea Leisure Co., Ltd.	1,804	35,318
Hansae Yes24 Holdings Co., Ltd.	3,029	27,533
Hanssem Co., Ltd.	376	60,468
Hy-Lok Corp.	771	16,948
Hyundai Engineering Plastics Co., Ltd.	3,477	24,038
Hyundai Wia Corp.	1,498	91,387
Kangwon Land, Inc.	6,683	203,559
Korea Electric Power Corp.	27,506	980,855
Korea Real Estate Investment & Trust Co., Ltd.	7,677	22,008
KT Skylife Co., Ltd.	2,386	34,096
KT&G Corp.	4,871	498,105
LG Household & Health Care Ltd.	320	278,006
Loen Entertainment, Inc.	184	14,055
Modetour Network, Inc.	1,131	31,286
Nexen Corp.	7,587	60,211
Samsung C&T Corp.	4,430	573,037
Seohan Co., Ltd.	5,473	12,604
Shinsegae, Inc.	780	156,457
Silicon Works Co., Ltd.	645	19,787
SK Holdings Co., Ltd.	5,277	1,282,180

Total South Korea		4,757,378

Taiwan - 3.1%
Charoen Pokphand Enterprise	16,000	39,237
Cheng Shin Rubber Industry Co., Ltd.	98,000	208,435
Elite Advanced Laser Corp.	7,000	31,641
Highwealth Construction Corp.	49,000	81,184
momo.com, Inc.	5,000	34,599
Novatek Microelectronics Corp.	21,000	84,911
Ruentex Development Co., Ltd.*	81,000	91,331
Ruentex Industries Ltd.	87,000	129,842
Taiwan Land Development Corp.	132,000	48,383
Yulon Nissan Motor Co., Ltd.	5,000	46,844

Total Taiwan		796,407

Thailand - 3.7%
Amata Corp. PCL NVDR	61,200	30,987
AP Thailand PCL NVDR	252,170	60,129
Beauty Community PCL NVDR	42,500	13,512
BEC World PCL NVDR	64,700	39,997
CP ALL PCL NVDR	102,900	190,079
GFPT PCL NVDR	84,500	48,257
Home Product Center PCL NVDR	174,859	49,416
Jasmine International PCL NVDR	209,900	50,359
Karmarts PCL	24,166	6,082
LPN Development PCL NVDR	104,600	36,642
Major Cineplex Group PCL NVDR	53,600	53,253
Malee Group PCL NVDR	12,000	14,042
Minor International PCL NVDR	71,820	85,097
Pruksa Holding PCL NVDR	33,500	21,991
Quality Houses PCL NVDR	713,000	54,152
Robinson PCL NVDR	31,100	53,329
SPCG PCL NVDR	55,400	33,759
Supalai PCL NVDR	73,700	56,409
Thai Vegetable Oil PCL NVDR	47,800	42,565

Total Thailand		940,057

Turkey - 3.5%
Aksa Akrilik Kimya Sanayii AS	11,746	44,616
Albaraka Turk Katilim Bankasi AS	89,314	32,454
BIM Birlesik Magazalar AS	8,606	159,413
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	4,370	8,895
Dogus Otomotiv Servis ve Ticaret AS*	2,674	7,151
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	134,315	112,102
Is Gayrimenkul Yatirim Ortakligi AS	127,363	52,789
Tat Gida Sanayi AS	7,340	14,857
Turk Telekomunikasyon AS*	71,548	126,743
Turk Traktor ve Ziraat Makineleri AS	1,393	31,221
Yapi ve Kredi Bankasi AS*	234,248	298,583

Total Turkey		888,824

TOTAL COMMON STOCKS (Cost: $24,091,035)		25,479,680

WARRANTS - 0.0%

South Africa - 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19* (Cost: $0)	182	74

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $540,668)(d)	540,668	$540,668

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $24,631,703)		26,020,422
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.7)%		(435,136)

NET ASSETS - 100.0%		$25,585,286

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $1,029,517 and the total market value of the collateral held by the Fund was $1,088,962. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $548,294.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	ZAR	50,000	USD	3,819	$3

CURRENCY LEGEND

USD U.S. dollar

ZAR South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 4.5%
Ambev S.A.	6,572	$36,319
Banco Bradesco S.A.	1,336	11,129
Banco Santander Brasil S.A.	891	6,723
BM&FBovespa S.A.	3,727	22,216
BR Malls Participacoes S.A.	1,612	5,814
BRF S.A.	935	11,062
CCR S.A.	1,432	7,304
Cia Siderurgica Nacional S.A.*	1,201	2,603
Cielo S.A.	1,364	10,127
Cosan S.A. Industria e Comercio	400	4,175
CPFL Energia S.A.	873	6,985
Embraer S.A.	1,023	4,672
Engie Brasil Energia S.A.	376	3,849
Equatorial Energia S.A.	326	5,331
Estacio Participacoes S.A.	400	1,765
Hypermarcas S.A.	400	3,356
Itau Unibanco Holding S.A.	661	6,492
Itausa - Investimentos Itau S.A.	2,441	6,358
JBS S.A.	1,079	2,127
Klabin S.A.	1,067	5,227
Kroton Educacional S.A.	1,984	8,904
Localiza Rent a Car S.A.	210	2,862
Lojas Renner S.A.	1,221	10,090
Multiplan Empreendimentos Imobiliarios S.A.	421	8,300
Odontoprev S.A.	601	2,113
Raia Drogasil S.A.	326	6,898
Sul America S.A.	463	2,473
TIM Participacoes S.A.	1,268	3,747
TOTVS S.A.	200	1,821
Ultrapar Participacoes S.A.	1,141	26,696
WEG S.A.	1,223	6,534

Total Brazil		244,072

Chile - 1.4%
Aguas Andinas S.A. Class A	8,424	4,929
Banco de Chile	50,339	6,529
Banco de Credito e Inversiones	68	3,795
Banco Santander Chile	105,333	6,693
Cencosud S.A.	1,372	3,639
Cia Cervecerias Unidas S.A.	324	4,244
Empresa Nacional de Telecomunicaciones S.A.	280	3,048
Empresas CMPC S.A.	1,768	4,220
Empresas COPEC S.A.	1,223	13,337
Enel Americas S.A.	28,122	5,327
Itau CorpBanca	285,196	2,535
Latam Airlines Group S.A.	408	4,529
S.A.C.I. Falabella	1,446	11,865

Total Chile		74,690

China - 29.1%
58.com, Inc. ADR*	174	7,675
AAC Technologies Holdings, Inc.	1,500	18,754
Alibaba Group Holding Ltd. ADR*	2,203	310,403
Alibaba Pictures Group Ltd.*	20,000	3,331
ANTA Sports Products Ltd.	2,000	6,610
Baidu, Inc. ADR*	535	95,690
Belle International Holdings Ltd.	14,000	11,047
Bitauto Holdings Ltd. ADR*(a)	76	2,185
BYD Co., Ltd. Class H	2,000	12,272
China Biologic Products, Inc.*	40	4,524
China Conch Venture Holdings Ltd.	4,900	8,976
China Evergrande Group*	10,000	17,960
China Huishan Dairy Holdings Co., Ltd.†	3,000	0
China Medical System Holdings Ltd.	4,000	6,917
China Minsheng Banking Corp., Ltd. Class H	19,000	18,960
China Resources Phoenix Healthcare Holdings Co., Ltd.	2,000	2,462
China Vanke Co., Ltd. Class H*	4,200	11,890
Country Garden Holdings Co., Ltd.	24,000	27,823
CSPC Pharmaceutical Group Ltd.	8,000	11,683
Ctrip.com International Ltd. ADR*	891	47,989
Dali Foods Group Co., Ltd.(b)	5,000	2,869
Delphi Automotive PLC	663	58,112
Fang Holdings Ltd. ADR*(a)	617	2,289
Fuyao Glass Industry Group Co., Ltd. Class H(b)	800	3,064
Geely Automobile Holdings Ltd.	10,000	21,572
GF Securities Co., Ltd. Class H	4,400	8,838
GOME Electrical Appliances Holding Ltd.	24,000	2,951
Great Wall Motor Co., Ltd. Class H	6,000	7,409
Guangzhou R&F Properties Co., Ltd. Class H	3,200	4,976
Haitian International Holdings Ltd.	2,000	5,611
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Hengan International Group Co., Ltd.	2,000	14,757
JD.com, Inc. ADR*	2,203	86,402
Kingsoft Corp., Ltd.	2,000	5,214
Li Ning Co., Ltd.*	4,000	3,044
Longfor Properties Co., Ltd.	4,000	8,598
Luye Pharma Group Ltd.	5,000	2,741
MGM China Holdings Ltd.	1,600	3,558
Momo, Inc. ADR*	50	1,848
NetEase, Inc. ADR	132	39,683
New Oriental Education & Technology Group, Inc. ADR*	308	21,711
Ping An Insurance Group Co. of China Ltd. Class H	15,000	98,861
Red Star Macalline Group Corp. Ltd. Class H(b)	3,200	3,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	$6,282
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	249	965
Shenzhou International Group Holdings Ltd.	2,000	13,143
Shimao Property Holdings Ltd.	3,000	5,134
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	5,864
Sino Biopharmaceutical Ltd.	10,000	8,839
Skyworth Digital Holdings Ltd.	4,000	2,485
Sohu.com, Inc.*	80	3,605
Sun Art Retail Group Ltd.	5,000	3,984
Sunac China Holdings Ltd.	6,000	12,543
Sunny Optical Technology Group Co., Ltd.	2,000	17,934
TAL Education Group ADR	108	13,210
Tencent Holdings Ltd.	10,400	371,959
Tingyi Cayman Islands Holding Corp.	4,000	4,745
Vipshop Holdings Ltd. ADR*	865	9,126
Want Want China Holdings Ltd.	12,000	8,101
Weibo Corp. ADR*(a)	84	5,583
WH Group Ltd.(b)	16,000	16,151
Xinyi Glass Holdings Ltd.*	4,000	3,961
Xinyi Solar Holdings Ltd.*	8,000	2,285
YY, Inc. ADR*	68	3,946
Zall Group Ltd.*	6,000	3,420
ZTE Corp. Class H*	1,560	3,725

Total China		1,561,528

Czech Republic - 0.2%
Komercni Banka AS	240	9,601

Hungary - 0.5%
OTP Bank PLC	733	24,478

India - 9.2%
ACC Ltd.	114	2,766
Adani Ports & Special Economic Zone Ltd.*	1,294	7,268
Ambuja Cements Ltd.	1,530	5,836
Ashok Leyland Ltd.	2,103	3,053
Asian Paints Ltd.	455	7,764
Aurobindo Pharma Ltd.	374	3,961
Bajaj Auto Ltd.	134	5,786
Bharat Forge Ltd.	182	3,077
Bharti Airtel Ltd.	1,980	11,631
Bharti Infratel Ltd.	775	4,491
Cadila Healthcare Ltd.	378	3,071
Cipla Ltd.	459	3,945
Dabur India Ltd.	641	2,897
Dr. Reddy’s Laboratories Ltd.	124	5,161
Glenmark Pharmaceuticals Ltd.	236	2,310
HCL Technologies Ltd.	713	9,386
Hero MotoCorp Ltd.	174	9,964
Hindalco Industries Ltd.	1,494	4,413
Hindustan Unilever Ltd.	1,175	19,625
ICICI Bank Ltd. ADR	3,134	28,115
Idea Cellular Ltd.	2,990	3,943
IDFC Bank Ltd.	2,699	2,284
IndusInd Bank Ltd.	669	15,307
Infosys Ltd. ADR	2,183	32,789
ITC Ltd.	4,447	22,267
JSW Steel Ltd.	1,542	4,852
Kotak Mahindra Bank Ltd.	1,476	21,825
Larsen & Toubro Ltd. GDR Reg S	328	8,462
Lupin Ltd.	314	5,149
Mahindra & Mahindra Ltd.	501	10,453
Marico Ltd.	669	3,254
Maruti Suzuki India Ltd.	172	19,206
Motherson Sumi Systems Ltd.*	539	3,853
Pidilite Industries Ltd.	228	2,842
Reliance Industries Ltd. GDR*(b)	1,958	83,019
Siemens Ltd.	190	3,925
Sun Pharmaceutical Industries Ltd.	1,592	13,687
Tata Consultancy Services Ltd.	645	23,573
Tata Motors Ltd. ADR	374	12,346
Tech Mahindra Ltd.	565	3,339
United Spirits Ltd.*	102	3,785
UPL Ltd.	537	6,982
Vedanta Ltd.	3,386	13,046
Wipro Ltd.	2,014	8,050
Yes Bank Ltd.	663	15,011
Zee Entertainment Enterprises Ltd.	793	6,028

Total India		493,797

Indonesia - 2.8%
Adaro Energy Tbk PT	41,000	4,861
Astra International Tbk PT	41,500	27,791
Bank Central Asia Tbk PT	36,400	49,571
Bumi Serpong Damai Tbk PT	32,800	4,504
Charoen Pokphand Indonesia Tbk PT	12,400	2,959
Gudang Garam Tbk PT	800	4,700
Hanjaya Mandala Sampoerna Tbk PT	12,600	3,630
Indocement Tunggal Prakarsa Tbk PT	2,000	2,769
Indofood CBP Sukses Makmur Tbk PT	3,600	2,377
Indofood Sukses Makmur Tbk PT	7,800	5,033
Kalbe Farma Tbk PT	45,900	5,596
Lippo Karawaci Tbk PT	57,900	2,867
Matahari Department Store Tbk PT	5,000	5,318
Mayora Indah Tbk PT	20,200	3,350
Pakuwon Jati Tbk PT	47,500	2,192
Surya Citra Media Tbk PT	12,600	2,449
Unilever Indonesia Tbk PT	2,600	9,520
United Tractors Tbk PT	5,000	10,298

Total Indonesia		149,785

Malaysia - 2.2%
Astro Malaysia Holdings Bhd	12,400	7,308
British American Tobacco Malaysia Bhd	600	6,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
Dialog Group Bhd	18,200	$8,141
Genting Bhd	9,400	20,606
Genting Malaysia Bhd	14,400	18,450
Hong Leong Bank Bhd	3,008	10,974
IOI Corp. Bhd	14,600	15,135
Maxis Bhd	3,200	4,137
Sapura Energy Bhd	25,600	9,482
Westports Holdings Bhd	6,200	5,257
YTL Corp. Bhd	26,200	8,911
YTL Power International Bhd	18,600	6,283

Total Malaysia		120,753

Mexico - 3.5%
Alfa S.A.B. de C.V. Class A	4,894	6,982
Alsea S.A.B. de C.V.	727	2,759
America Movil S.A.B. de C.V. Series L	24,650	19,884
Arca Continental S.A.B. de C.V.	801	6,036
Cemex S.A.B. de C.V. Series CPO*	15,278	14,392
Coca-Cola Femsa S.A.B. de C.V. Series L	727	6,176
Concentradora Fibra Danhos S.A. de C.V.	2,403	4,337
El Puerto de Liverpool S.A.B. de C.V. Class C1(a)	120	949
Fomento Economico Mexicano S.A.B. de C.V.	2,451	24,207
Gruma S.A.B. de C.V. Class B	236	3,086
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	415	4,686
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	266	5,628
Grupo Bimbo S.A.B. de C.V. Series A	1,680	4,233
Grupo Financiero Banorte S.A.B. de C.V. Class O	4,005	25,533
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,233	3,825
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	2,361	4,577
Grupo Lala S.A.B. de C.V.	959	1,761
Grupo Mexico S.A.B. de C.V. Series B	4,151	11,712
Grupo Televisa S.A.B. Series CPO	3,078	15,042
Industrias Penoles S.A.B. de C.V.	120	2,715
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,668	3,539
Mexichem S.A.B. de C.V.	1,001	2,694
Wal-Mart de Mexico S.A.B. de C.V.	5,729	13,335

Total Mexico		188,088

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	3,400	5,131
Aboitiz Power Corp.	2,600	2,004
Ayala Corp.	380	6,401
Ayala Land, Inc.	11,200	8,823
Bank of the Philippine Islands	2,880	5,936
BDO Unibank, Inc.	2,853	7,011
GT Capital Holdings, Inc.	120	2,877
JG Summit Holdings, Inc.	3,260	5,233
Jollibee Foods Corp.	520	2,102
Manila Electric Co.	400	2,067
Megaworld Corp.	28,000	2,386
Metro Pacific Investments Corp.	19,600	2,482
Metropolitan Bank & Trust Co.	2,520	4,370
PLDT, Inc.	120	4,276
SM Investments Corp.	675	10,742
SM Prime Holdings, Inc.	20,000	13,080
Universal Robina Corp.	1,060	3,422

Total Philippines		88,343

Poland - 1.3%
Alior Bank S.A.*	645	10,740
Asseco Poland S.A.	110	1,447
Bank Pekao S.A.	483	16,255
Bank Zachodni WBK S.A.	110	10,154
CCC S.A.	56	3,398
Cyfrowy Polsat S.A.*	673	4,477
ING Bank Slaski S.A.*	134	6,589
LPP S.A.	4	7,712
mBank S.A.*	42	5,234
Orange Polska S.A.*	2,185	3,023

Total Poland		69,029

Russia - 4.1%
Lukoil PJSC ADR	1,758	85,615
Magnit PJSC GDR Reg S	685	23,290
Mail.ru Group Ltd. GDR Reg S*	250	6,587
MMC Norilsk Nickel PJSC ADR	1,606	22,163
Mobile TeleSystems PJSC ADR	1,233	10,332
Novatek PJSC GDR Reg S	274	30,524
Novolipetsk Steel PJSC GDR	172	3,330
PhosAgro PJSC GDR Reg S	160	2,120
Polymetal International PLC	639	7,146
Severstal PJSC GDR Reg S	366	4,802
Sistema PJSC FC GDR Reg S	489	2,044
X5 Retail Group N.V. GDR Reg S*	238	8,247
Yandex N.V. Class A*	567	14,878

Total Russia		221,078

South Africa - 7.5%
Anglo American Platinum Ltd.*	112	2,562
AngloGold Ashanti Ltd.	745	7,278
Aspen Pharmacare Holdings Ltd.	441	9,663
AVI Ltd.	465	3,371
Barclays Africa Group Ltd.	607	6,660
Bidvest Group Ltd. (The)	415	4,991
Capitec Bank Holdings Ltd.	106	6,715
Clicks Group Ltd.	330	3,526
Discovery Ltd.	863	8,426
FirstRand Ltd.	7,277	26,187
Foschini Group Ltd. (The)	236	2,473
Gold Fields Ltd.	1,165	3,995
Hyprop Investments Ltd.	577	5,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
Impala Platinum Holdings Ltd.*	1,145	$3,220
Imperial Holdings Ltd.	260	3,195
Investec Ltd.	433	3,189
Life Healthcare Group Holdings Ltd.	1,974	3,864
MMI Holdings Ltd.	1,500	2,317
Mondi Ltd.	140	3,623
Mr. Price Group Ltd.	336	4,000
MTN Group Ltd.	2,321	20,212
Naspers Ltd. Class N	643	124,895
Nedbank Group Ltd.	350	5,577
Netcare Ltd.	2,129	4,181
Pick n Pay Stores Ltd.	639	2,878
Pioneer Foods Group Ltd.	198	2,047
PSG Group Ltd.	158	2,894
Rand Merchant Investment Holdings Ltd.	2,038	6,065
Remgro Ltd.	1,117	18,198
Resilient REIT Ltd.	695	6,457
RMB Holdings Ltd.	2,153	9,654
Sanlam Ltd.	3,222	15,935
Sappi Ltd.	595	3,955
Shoprite Holdings Ltd.	499	7,593
Sibanye Gold Ltd.	2,293	2,634
Standard Bank Group Ltd.	2,699	29,671
Tiger Brands Ltd.	244	6,851
Truworths International Ltd.	613	3,345
Vodacom Group Ltd.	731	9,165
Woolworths Holdings Ltd.	1,083	5,096

Total South Africa		401,699

South Korea - 16.5%
Amorepacific Corp.	44	11,691
Amorepacific Group	46	5,227
BGF retail Co., Ltd.	46	4,061
BNK Financial Group, Inc.	527	5,044
Celltrion, Inc.*	142	14,285
Cheil Worldwide, Inc.	114	1,833
CJ CheilJedang Corp.	14	4,423
CJ Corp.	22	3,644
CJ E&M Corp.	36	2,385
CJ Korea Express Corp.*	16	2,524
Coway Co., Ltd.	72	6,545
Daelim Industrial Co., Ltd.	38	2,956
DGB Financial Group, Inc.	384	3,960
Dongbu Insurance Co., Ltd.	94	5,587
Doosan Heavy Industries & Construction Co., Ltd.	74	1,355
E-Mart, Inc.	30	6,149
GS Engineering & Construction Corp.*	90	2,395
GS Holdings Corp.	90	5,365
Hana Financial Group, Inc.	531	21,000
Hankook Tire Co., Ltd.	116	6,448
Hanmi Pharm Co., Ltd.*	8	2,608
Hanmi Science Co., Ltd.*	44	3,246
Hanssem Co., Ltd.	18	2,895
Hanwha Chemical Corp.	156	4,118
Hanwha Corp.	80	3,314
Hanwha Techwin Co., Ltd.*	48	1,867
Hotel Shilla Co., Ltd.	80	3,992
Hyosung Corp.	28	4,099
Hyundai Construction Equipment Co., Ltd.*	2	601
Hyundai Department Store Co., Ltd.	30	2,897
Hyundai Development Co-Engineering & Construction	96	3,939
Hyundai Electric & Energy System Co., Ltd.*	2	544
Hyundai Engineering & Construction Co., Ltd.	98	3,944
Hyundai Glovis Co., Ltd.	30	4,117
Hyundai Heavy Industries Co., Ltd.*	46	7,096
Hyundai Marine & Fire Insurance Co., Ltd.	112	3,852
Hyundai Motor Co.	210	29,275
Hyundai Robotics Co., Ltd.*	8	2,702
Hyundai Steel Co.	132	7,176
Kakao Corp.	56	4,968
KB Financial Group, Inc.	685	34,545
Kia Motors Corp.	362	12,086
Korea Investment Holdings Co., Ltd.	88	5,392
Korea Zinc Co., Ltd.	18	7,174
KT Corp.	154	4,388
KT&G Corp.	176	17,998
LG Chem Ltd.	62	15,769
LG Corp.	192	12,972
LG Display Co., Ltd.	258	8,366
LG Electronics, Inc.	142	9,954
LG Household & Health Care Ltd.	12	10,425
LG Uplus Corp.	296	4,036
Lotte Chemical Corp.	22	6,614
Lotte Confectionery Co., Ltd.	16	2,769
Lotte Shopping Co., Ltd.	16	4,244
NAVER Corp.	34	24,902
NCSoft Corp.	20	6,634
NH Investment & Securities Co., Ltd.	244	3,167
OCI Co., Ltd.	24	1,882
Orion Corp.†	4	2,790
Ottogi Corp.	4	2,762
POSCO	110	27,592
S-1 Corp.	28	2,374
Samsung C&T Corp.	110	14,229
Samsung Electro-Mechanics Co., Ltd.	74	6,597
Samsung Electronics Co., Ltd.	124	257,613
Samsung Fire & Marine Insurance Co., Ltd.	68	16,730
Samsung Heavy Industries Co., Ltd.*	318	3,460
Samsung Life Insurance Co., Ltd.	146	14,930
Samsung SDS Co., Ltd.	28	4,515
Samsung Securities Co., Ltd.	104	3,754
Shinhan Financial Group Co., Ltd.	833	35,893
SK Holdings Co., Ltd.	52	12,635
SK Hynix, Inc.	641	37,760
SK Innovation Co., Ltd.	142	19,671
SK Telecom Co., Ltd.	54	12,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
Yuhan Corp.	14	$3,010

Total South Korea		886,313

Taiwan - 11.5%
Acer, Inc.*	10,000	5,243
Advanced Semiconductor Engineering, Inc.	8,124	10,429
Asia Cement Corp.	6,000	5,148
AU Optronics Corp.	12,000	5,483
Cathay Financial Holding Co., Ltd.	16,000	26,351
Chailease Holding Co., Ltd.	2,000	5,575
Chang Hwa Commercial Bank Ltd.	12,360	7,090
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,761
Chicony Electronics Co., Ltd.	2,000	5,069
China Development Financial Holding Corp.	26,000	7,547
China Life Insurance Co., Ltd.	9,576	9,538
Compal Electronics, Inc.	6,000	4,043
CTBC Financial Holding Co., Ltd.	35,672	23,394
Delta Electronics, Inc.	2,052	11,231
E.Sun Financial Holding Co., Ltd.	18,178	11,175
Far Eastern New Century Corp.	8,080	6,574
Far EasTone Telecommunications Co., Ltd.	2,000	5,095
Formosa Chemicals & Fibre Corp.	4,000	12,558
Formosa Petrochemical Corp.	4,000	13,807
Formosa Plastics Corp.	6,000	18,284
Foxconn Technology Co., Ltd.	2,020	6,096
Fubon Financial Holding Co., Ltd.*	14,000	22,298
Highwealth Construction Corp.	2,000	3,314
Hon Hai Precision Industry Co., Ltd.	16,085	61,865
Innolux Corp.	10,000	5,227
Inventec Corp.	6,000	4,892
Lite-On Technology Corp.	4,015	6,599
MediaTek, Inc.	2,000	17,127
Nan Ya Plastics Corp.	8,000	19,855
Pegatron Corp.	4,000	12,531
Pou Chen Corp.	6,000	8,304
Powertech Technology, Inc.	2,000	6,174
Quanta Computer, Inc.	4,000	9,467
Ruentex Industries Ltd.	2,000	2,985
Shin Kong Financial Holding Co., Ltd.*	18,449	4,912
Siliconware Precision Industries Co., Ltd.*	6,000	9,694
SinoPac Financial Holdings Co., Ltd.	24,245	7,412
Taishin Financial Holding Co., Ltd.	15,506	7,060
Taiwan Cement Corp.	4,000	4,629
Taiwan Mobile Co., Ltd.	2,000	7,528
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	137,081
Teco Electric and Machinery Co., Ltd.	4,000	3,846
Uni-President Enterprises Corp.	6,160	12,352
United Microelectronics Corp.	20,000	9,698
Wistron Corp.	6,000	6,105
WPG Holdings Ltd.	4,000	5,339
Yuanta Financial Holding Co., Ltd.	24,236	10,676

Total Taiwan		619,461

Thailand - 2.4%
Advanced Info Service PCL NVDR	2,600	13,585
Bangkok Bank PCL NVDR	1,800	9,803
Bangkok Dusit Medical Services PCL NVDR	10,400	5,878
Bank of Ayudhya PCL NVDR	6,000	6,579
BTS Group Holdings PCL NVDR	18,000	4,504
Bumrungrad Hospital PCL NVDR	1,000	5,049
Central Pattana PCL NVDR	4,400	8,970
Charoen Pokphand Foods PCL NVDR	7,200	5,256
CP ALL PCL NVDR	10,200	18,842
Energy Absolute PCL NVDR	4,600	4,672
Glow Energy PCL NVDR	1,000	2,318
Indorama Ventures PCL NVDR	3,600	4,027
Kasikornbank PCL NVDR	3,800	22,205
Minor International PCL NVDR	5,410	6,410
Thai Union Group PCL NVDR	4,800	2,981
True Corp. PCL NVDR*	30,200	5,512

Total Thailand		126,591

Turkey - 1.4%
Akbank TAS	5,623	15,644
Anadolu Efes Biracilik ve Malt Sanayii AS	362	2,244
Arcelik AS	499	3,692
BIM Birlesik Magazalar AS	382	7,076
Haci Omer Sabanci Holding AS	2,483	7,705
KOC Holding AS	1,794	8,240
Tupras Turkiye Petrol Rafinerileri AS	292	8,389
Turkcell Iletisim Hizmetleri AS	1,856	6,101
Turkiye Garanti Bankasi AS	5,276	14,663
Ulker Biskuvi Sanayi AS	330	2,080
Total Turkey		75,834

TOTAL COMMON STOCKS (Cost: $4,930,078)		5,355,140

PREFERRED STOCK - 0.0%

India - 0.0%
Vedanta Ltd. 7.50%† (Cost: $319)	26,720	343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $5,739)(d)	5,739	$5,739

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $4,936,136)		5,361,222
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		9,812

NET ASSETS - 100.0%		$5,371,034

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,133, which represents 0.06% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $5,876 and the total market value of the collateral held by the Fund was $6,144. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $405.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.0%

Brazil - 4.6%
Alupar Investimento S.A.	260,388	$1,421,691
Banco do Brasil S.A.	1,463,122	11,834,805
Banco Santander Brasil S.A.	1,683,920	12,705,953
BB Seguridade Participacoes S.A.	1,158,102	10,014,222
BM&FBovespa S.A.	839,658	5,005,129
CCR S.A.	2,005,677	10,230,421
Cia Hering	229,429	1,367,607
Engie Brasil Energia S.A.	702,813	7,195,176
Ez Tec Empreendimentos e Participacoes S.A.	271,922	1,456,762
Grendene S.A.	375,879	2,907,652
Mahle-Metal Leve S.A.	262,988	1,543,837
Multiplus S.A.	290,833	3,408,449
Porto Seguro S.A.	135,542	1,252,227
Qualicorp S.A.	273,092	2,365,575
Smiles S.A.	160,018	2,916,136
Transmissora Alianca de Energia Eletrica S.A.	981,823	6,531,164
Wiz Solucoes e Corretagem de Seguros S.A.	126,892	704,690

Total Brazil		82,861,496

Chile - 2.2%
AES Gener S.A.	17,486,959	6,154,536
Aguas Andinas S.A. Class A	6,974,435	4,080,841
Banco de Chile	52,110,419	6,759,127
Banco Santander Chile	114,076,935	7,249,027
Enel Americas S.A.	50,330,600	9,533,455
Engie Energia Chile S.A.	1,210,081	2,208,356
Inversiones Aguas Metropolitanas S.A.	1,316,877	2,227,136
Inversiones La Construccion S.A.	65,901	816,281

Total Chile		39,028,759

China - 18.6%
361 Degrees International Ltd.	2,487,000	914,332
Agricultural Bank of China Ltd. Class H	19,058,000	9,008,451
Bank of China Ltd. Class H	51,651,084	25,341,052
Bank of Communications Co., Ltd. Class H	19,994,287	14,112,499
Belle International Holdings Ltd.	8,959,000	7,069,467
China CITIC Bank Corp., Ltd. Class H	7,611,000	4,660,323
China Construction Bank Corp. Class H	65,653,054	50,881,127
China Everbright Bank Co., Ltd. Class H	4,810,000	2,248,974
China Galaxy Securities Co., Ltd. Class H	2,156,500	1,933,722
China Lilang Ltd.	2,257,000	1,503,423
China Merchants Bank Co., Ltd. Class H	2,026,932	6,114,719
China Minsheng Banking Corp., Ltd. Class H	3,485,000	3,477,656
China Pacific Insurance Group Co., Ltd. Class H	1,169,200	4,777,777
China Power International Development Ltd.	15,347,000	5,445,649
China Resources Power Holdings Co., Ltd.	6,822,000	13,388,037
China Shineway Pharmaceutical Group Ltd.	1,377,000	1,393,502
China Vanke Co., Ltd. Class H*	630,200	1,784,091
China ZhengTong Auto Services Holdings Ltd.	2,023,000	1,619,654
China Zhongwang Holdings Ltd.(a)	6,380,400	2,803,422
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,688,991	1,140,209
CIFI Holdings Group Co., Ltd.	5,514,000	2,450,996
CITIC Telecom International Holdings Ltd.	3,202,000	1,025,434
CNOOC Ltd.	35,198,000	38,550,545
Country Garden Holdings Co., Ltd.(a)	9,252,000	10,725,823
FIH Mobile Ltd.	15,096,000	4,660,423
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	464,000	1,777,197
GF Securities Co., Ltd. Class H	1,006,800	2,022,254
Greatview Aseptic Packaging Co., Ltd.	2,074,000	1,293,851
Guangzhou R&F Properties Co., Ltd. Class H	1,490,800	2,318,379
Haitong Securities Co., Ltd. Class H	1,416,400	2,289,769
Huadian Power International Corp., Ltd. Class H(a)	4,142,000	1,851,748
Huaneng Power International, Inc. Class H	11,824,000	8,209,376
Huishang Bank Corp., Ltd. Class H	2,143,000	1,106,302
Industrial & Commercial Bank of China Ltd. Class H	52,053,823	35,140,640
Jiangsu Expressway Co., Ltd. Class H	1,372,527	1,937,532
KWG Property Holding Ltd.	2,546,000	1,705,715
Lenovo Group Ltd.	12,788,000	8,075,994
Logan Property Holdings Co., Ltd.(a)	2,972,000	1,960,661
Red Star Macalline Group Corp. Ltd. Class H(b)	765,200	784,172
Shanghai Industrial Holdings Ltd.	915,000	2,707,569
Shenzhen Expressway Co., Ltd. Class H	890,000	810,599
Shenzhen Investment Ltd.	5,266,000	2,327,268
Shimao Property Holdings Ltd.	2,401,500	4,109,940
Sihuan Pharmaceutical Holdings Group Ltd.	12,330,000	5,164,844
Sino-Ocean Group Holding Ltd.	3,585,000	1,754,280
Sinopec Engineering Group Co., Ltd. Class H	1,539,500	1,388,349
SITC International Holdings Co., Ltd.	4,205,000	3,307,355
Skyworth Digital Holdings Ltd.	3,192,000	1,983,129
Sunac China Holdings Ltd.(a)	1,723,000	3,602,068
Tianneng Power International Ltd.	1,346,000	1,105,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2017

Investments	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	597,400	$872,402
Xinyi Glass Holdings Ltd.*	4,200,000	4,158,869
Xinyi Solar Holdings Ltd.*(a)	7,798,000	2,227,586
XTEP International Holdings Ltd.	3,333,000	1,285,133
Yuexiu Property Co., Ltd.	9,560,000	1,628,756
Yuexiu Transport Infrastructure Ltd.	2,392,000	1,715,914
Yuzhou Properties Co., Ltd.	3,177,000	1,880,207
Zhejiang Expressway Co., Ltd. Class H	1,532,398	2,002,249
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	1,877,200	913,778

Total China		332,450,414

Czech Republic - 1.8%
CEZ AS(a)	1,160,883	20,178,821
Komercni Banka AS	152,278	6,091,958
O2 Czech Republic AS	450,196	5,334,278

Total Czech Republic		31,605,057

Hong Kong - 0.1%
CP Pokphand Co., Ltd.(a)	23,714,000	1,822,647
Wasion Group Holdings Ltd.(a)	1,548,000	711,888

Total Hong Kong		2,534,535

Indonesia - 0.8%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,382,900	892,606
Gudang Garam Tbk PT	1,877,400	11,029,857
Indo Tambangraya Megah Tbk PT	1,804,800	2,342,753

Total Indonesia		14,265,216

Malaysia - 3.5%
Alliance Financial Group Bhd	1,098,900	985,583
AMMB Holdings Bhd	1,699,300	1,931,810
Astro Malaysia Holdings Bhd	5,613,400	3,308,423
Berjaya Sports Toto Bhd	2,115,272	1,246,698
Bermaz Auto Bhd	2,642,300	1,237,236
British American Tobacco Malaysia Bhd	387,897	3,923,564
Bursa Malaysia Bhd	431,900	1,066,507
Carlsberg Brewery Malaysia Bhd	407,936	1,425,469
DiGi.Com Bhd	7,839,047	9,130,778
Globetronics Technology Bhd	404,500	573,866
Malakoff Corp. Bhd	6,520,557	1,610,145
Malayan Banking Bhd	7,593,665	17,035,396
MISC Bhd	4,743,800	8,244,033
SP Setia Bhd Group	1,895,800	1,541,319
UOA Development Bhd	1,356,159	805,611
YTL Corp. Bhd	13,760,900	4,680,306
YTL Power International Bhd	9,382,000	3,169,115

Total Malaysia		61,915,859

Mexico - 0.2%
Concentradora Fibra Danhos S.A. de C.V.	993,655	1,793,545
Grupo Financiero Interacciones S.A. de C.V.	182,242	962,674
Macquarie Mexico Real Estate Management S.A. de C.V.*	819,854	972,514

Total Mexico		3,728,733

Philippines - 1.2%
Energy Development Corp.	20,216,100	2,423,849
Globe Telecom, Inc.	151,065	6,131,215
PLDT, Inc.	338,364	12,056,648

Total Philippines		20,611,712

Poland - 1.6%
Asseco Poland S.A.	116,644	1,534,053
Bank Handlowy w Warszawie S.A.(a)	92,106	1,708,344
Bank Pekao S.A.(a)	218,999	7,370,244
Bank Zachodni WBK S.A.	49,471	4,566,492
Ciech S.A.	65,082	1,071,449
Energa S.A.	671,400	1,895,628
Powszechny Zaklad Ubezpieczen S.A.	851,885	10,243,387

Total Poland		28,389,597

Russia - 13.9%
Gazprom PJSC ADR	16,646,510	65,886,887
LSR Group PJSC GDR Reg S	559,299	1,594,002
Lukoil PJSC ADR	1,175,585	57,250,989
MegaFon PJSC GDR Reg S	1,797,811	16,467,949
MMC Norilsk Nickel PJSC ADR	2,181,691	30,107,336
Mobile TeleSystems PJSC ADR	2,695,840	22,591,139
Novolipetsk Steel PJSC GDR	1,082,614	20,959,407
PhosAgro PJSC GDR Reg S	827,747	10,967,648
Severstal PJSC GDR Reg S	1,508,436	19,790,680
Sistema PJSC FC GDR Reg S	492,762	2,059,745

Total Russia		247,675,782

South Africa - 9.1%
Assore Ltd.	156,715	2,330,661
Astral Foods Ltd.	113,070	1,277,188
Barclays Africa Group Ltd.	669,054	7,340,318
Barloworld Ltd.	227,586	1,889,819
Bidvest Group Ltd. (The)	363,667	4,373,718
Coronation Fund Managers Ltd.	283,577	1,410,905
DataTec Ltd.	296,728	1,364,462
FirstRand Ltd.	3,354,247	12,070,425
Foschini Group Ltd. (The)	284,440	2,980,189
Hudaco Industries Ltd.	46,952	460,472
Hyprop Investments Ltd.	152,368	1,357,677
Imperial Holdings Ltd.	281,312	3,456,686
Investec Ltd.	216,555	1,594,929
Lewis Group Ltd.(a)	353,514	880,918
Liberty Holdings Ltd.	214,932	1,845,438
MMI Holdings Ltd.	1,310,470	2,024,340
Mr. Price Group Ltd.	273,286	3,253,777
MTN Group Ltd.	4,461,331	38,850,438
Nedbank Group Ltd.	321,618	5,125,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2017

Investments	Shares	Value
Resilient REIT Ltd.	207,666	$1,929,499
Reunert Ltd.	326,214	1,825,454
RMB Holdings Ltd.	903,236	4,049,999
Santam Ltd.	96,186	1,756,785
Sasol Ltd.	599,050	16,756,484
Standard Bank Group Ltd.	992,723	10,913,324
Telkom S.A. SOC Ltd.(a)	614,726	2,887,723
Truworths International Ltd.	695,636	3,796,067
Vodacom Group Ltd.(a)	1,974,764	24,758,213

Total South Africa		162,560,932

South Korea - 3.5%
GOLFZONNEWDIN Co., Ltd.	74,983	359,137
Hite Jinro Co., Ltd.	96,606	1,967,329
Korea Electric Power Corp.	952,891	33,979,769
Meritz Securities Co., Ltd.	340,950	1,507,850
Mirae Asset Daewoo Co., Ltd.	183,213	1,769,439
NH Investment & Securities Co., Ltd.	148,312	1,924,952
SK Telecom Co., Ltd.	90,778	21,104,705
Tongyang Life Insurance Co., Ltd.	81,780	714,052

Total South Korea		63,327,233

Taiwan - 27.8%
Accton Technology Corp.	597,000	1,522,919
Advanced Semiconductor Engineering, Inc.	8,264,343	10,608,895
Asia Cement Corp.	3,386,158	2,905,283
Asustek Computer, Inc.	985,000	9,309,254
Aten International Co., Ltd.	339,000	936,095
Cathay Financial Holding Co., Ltd.	7,213,000	11,879,398
Cheng Shin Rubber Industry Co., Ltd.(a)	3,786,000	8,052,406
Cheng Uei Precision Industry Co., Ltd.	939,000	1,290,276
Chicony Electronics Co., Ltd.	979,072	2,481,474
Chin-Poon Industrial Co., Ltd.(a)	489,000	996,647
China Airlines Ltd.	6,981,000	2,118,167
China Bills Finance Corp.	1,088,000	538,277
China Development Financial Holding Corp.	11,283,000	3,275,111
China Metal Products	944,000	944,931
China Steel Chemical Corp.	326,000	1,248,488
China Synthetic Rubber Corp.	1,264,176	1,346,460
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,972,750	1,374,829
Chunghwa Telecom Co., Ltd.(a)	9,297,000	33,007,101
Cleanaway Co., Ltd.	189,000	1,127,663
Compal Electronics, Inc.	5,653,000	3,809,550
Compeq Manufacturing Co., Ltd.	2,259,000	1,841,657
CTBC Financial Holding Co., Ltd.	9,835,000	6,449,975
CTCI Corp.	1,178,000	2,005,930
Elan Microelectronics Corp.(a)	867,000	1,205,592
Elite Material Co., Ltd.(a)	463,000	2,244,987
Elitegroup Computer Systems Co., Ltd.	2,492,000	1,683,452
Eternal Materials Co., Ltd.	1,262,005	1,414,674
Everlight Electronics Co., Ltd.	939,000	1,512,525
Far Eastern Department Stores Ltd.(a)	2,152,000	1,114,201
Far Eastern New Century Corp.	5,521,402	4,492,265
Far EasTone Telecommunications Co., Ltd.	3,466,000	8,830,210
Farglory Land Development Co., Ltd.(a)	944,000	1,210,256
Feng Hsin Steel Co., Ltd.	1,121,000	1,864,648
First Financial Holding Co., Ltd.	7,527,000	5,035,320
Flytech Technology Co., Ltd.	308,098	1,004,711
Formosa Chemicals & Fibre Corp.	5,641,000	17,709,254
Formosa International Hotels Corp.	201,000	1,093,540
Formosa Petrochemical Corp.	9,217,000	31,814,103
Formosa Plastics Corp.	6,914,000	21,069,290
Formosan Rubber Group, Inc.(a)	2,077,901	1,034,852
Fubon Financial Holding Co., Ltd.*	5,257,000	8,372,835
Getac Technology Corp.	1,122,000	1,493,787
Gigabyte Technology Co., Ltd.	1,111,000	1,497,403
Grand Pacific Petrochemical	1,074,000	748,481
Greatek Electronics, Inc.	831,000	1,349,487
Highwealth Construction Corp.	1,770,000	2,932,544
Holtek Semiconductor, Inc.	593,000	1,111,144
Hon Hai Precision Industry Co., Ltd.	18,772,000	72,200,000
Inventec Corp.	4,710,000	3,839,842
Kenda Rubber Industrial Co., Ltd.	1,109,543	1,761,700
Kinsus Interconnect Technology Corp.(a)	629,000	1,668,649
Lien Hwa Industrial Corp.(a)	1,555,700	1,442,168
Lite-On Technology Corp.	2,826,651	4,646,040
Long Chen Paper Co., Ltd.(a)	1,374,000	1,540,217
Makalot Industrial Co., Ltd.(a)	376,000	1,816,963
MediaTek, Inc.(a)	1,772,000	15,174,425
Mega Financial Holding Co., Ltd.	10,669,302	8,873,548
Nan Ya Plastics Corp.	10,091,000	25,045,053
Nantex Industry Co., Ltd.	1,199,000	945,957
Nanya Technology Corp.(a)	4,968,314	8,950,151
Novatek Microelectronics Corp.	1,179,000	4,767,160
OptoTech Corp.(a)	1,913,000	1,109,942
Pegatron Corp.	3,868,000	12,117,699
Primax Electronics Ltd.	701,000	1,437,949
Qisda Corp.	2,448,000	1,871,006
Quanta Computer, Inc.	5,567,990	13,178,675
Radiant Opto-Electronics Corp.(a)	1,216,170	2,706,598
Rechi Precision Co., Ltd.	888,000	1,011,479
Run Long Construction Co., Ltd.(a)	961,000	1,554,280
Sampo Corp.	1,785,000	1,032,742
Sercomm Corp.(a)	535,000	1,389,382
Siliconware Precision Industries Co., Ltd.*	4,393,724	7,098,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2017

Investments	Shares	Value
SinoPac Financial Holdings Co., Ltd.	6,262,900	$1,914,693
Syncmold Enterprise Corp.	765,324	1,778,712
Synnex Technology International Corp.	2,093,875	2,347,177
Taiwan Cement Corp.	3,337,485	3,861,916
Taiwan Cogeneration Corp.	1,539,000	1,188,905
Taiwan Fertilizer Co., Ltd.	1,367,000	1,817,724
Taiwan Mobile Co., Ltd.	4,181,253	15,738,115
Taiwan PCB Techvest Co., Ltd.	898,000	923,978
Taiwan Secom Co., Ltd.	480,538	1,448,565
Taiwan Styrene Monomer	779,000	550,575
Test Research, Inc.	853,000	1,058,539
Test Rite International Co., Ltd.	1,478,000	1,151,499
Tong Hsing Electronic Industries Ltd.	267,000	1,110,306
Topco Scientific Co., Ltd.	399,192	1,230,908
Transcend Information, Inc.	866,000	2,903,748
Tripod Technology Corp.	612,000	1,949,467
TSRC Corp.	855,584	984,400
Tung Ho Steel Enterprise Corp.	2,121,000	1,687,318
TXC Corp.	733,000	1,086,729
U-Ming Marine Transport Corp.	1,121,048	1,171,904
United Microelectronics Corp.(a)	14,780,000	7,166,502
Visual Photonics Epitaxy Co., Ltd.	280,000	561,473
Wan Hai Lines Ltd.	3,977,000	2,242,129
Wistron Corp.	3,206,290	3,262,152
WPG Holdings Ltd.	2,693,000	3,594,208
WT Microelectronics Co., Ltd.	894,943	1,325,351
Yulon Nissan Motor Co., Ltd.(a)	405,000	3,794,379
Yungtay Engineering Co., Ltd.	685,000	1,166,437

Total Taiwan		497,108,779

Thailand - 6.5%
Advanced Info Service PCL	3,549,961	18,549,252
Advanced Info Service PCL NVDR	2,127,900	11,118,700
Bangchak Corp. PCL NVDR	2,177,600	2,147,471
Bangkok Land PCL NVDR	21,044,600	1,133,695
Banpu PCL NVDR	3,459,533	1,690,558
BEC World PCL NVDR(a)	3,897,055	2,409,130
BJC Heavy Industries PCL NVDR(a)	4,068,507	476,675
BTS Group Holdings PCL NVDR	23,372,043	5,848,171
Glow Energy PCL NVDR	1,689,800	3,917,332
Hana Microelectronics PCL NVDR(a)	1,325,000	1,960,001
Ichitan Group PCL NVDR(a)	2,882,700	742,527
Intouch Holdings PCL NVDR(a)	6,686,159	11,219,048
IRPC PCL NVDR(a)	22,893,600	3,605,557
Jasmine International PCL NVDR(a)	13,546,400	3,250,019
Kiatnakin Bank PCL NVDR	876,100	1,844,014
Krung Thai Bank PCL NVDR	7,290,600	4,034,833
Land & Houses PCL NVDR	11,077,753	3,261,040
PTT Global Chemical PCL NVDR	4,284,634	8,639,901
Quality Houses PCL NVDR	13,604,800	1,033,276
Ratchaburi Electricity Generating Holding PCL NVDR	1,416,300	2,168,019
Sansiri PCL NVDR	25,044,000	1,666,160
Siam City Cement PCL NVDR(a)	322,365	3,084,151
Siam Commercial Bank PCL (The) NVDR(a)	1,546,600	7,079,667
SPCG PCL NVDR	1,677,908	1,022,452
Star Petroleum Refining PCL	6,814,338	2,928,741
Thai Oil PCL NVDR	2,415,000	5,616,279
Thai Vegetable Oil PCL NVDR(a)	1,640,597	1,460,938
Thanachart Capital PCL NVDR	934,100	1,264,898
Tipco Asphalt PCL NVDR(a)	2,133,100	1,419,136
TTW PCL NVDR	5,691,877	1,776,094

Total Thailand		116,367,735

Turkey - 3.6%
Aksa Akrilik Kimya Sanayii AS	447,511	1,699,819
Bolu Cimento Sanayii AS	470,270	794,341
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*(a)	650,059	1,323,167
Cimsa Cimento Sanayi ve Ticaret AS	345,843	1,486,441
Enka Insaat ve Sanayi AS(a)	4,328,218	6,598,212
Eregli Demir ve Celik Fabrikalari TAS	6,024,141	12,056,662
Ford Otomotiv Sanayi AS	418,252	5,100,880
Goodyear Lastikleri TAS	360,618	459,660
Petkim Petrokimya Holding AS	2,771,647	4,768,188
Soda Sanayii AS	1,470,732	2,738,925
TAV Havalimanlari Holding AS	683,522	3,661,569
Trakya Cam Sanayii AS	1,251,040	1,374,438
Tupras Turkiye Petrol Rafinerileri AS	684,641	19,669,180
Turk Traktor ve Ziraat Makineleri AS	93,056	2,085,640
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	304,422	982,606

Total Turkey		64,799,728

TOTAL COMMON STOCKS (Cost: $1,824,175,795)		1,769,231,567

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(a)(c) (Cost: $1,118,185)	24,683	1,116,659

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $31,764,769)(e)	31,764,769	31,764,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2017

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $1,857,058,749)	$1,802,112,995
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%	(16,384,086)

NET ASSETS - 100.0%	$1,785,728,909

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $80,094,408 and the total market value of the collateral held by the Fund was $87,567,172. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,802,403.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	ZAR	1,699,869	USD	130,599	$863
7/5/2017	HKD	3,615,823	USD	463,186	2

					$865

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.3%

Brazil - 12.0%
AES Tiete Energia S.A.	18,852	$77,667
Ambev S.A.	408,548	2,257,757
Arezzo Industria e Comercio S.A.	4,457	44,002
BB Seguridade Participacoes S.A.	161,379	1,395,460
Cia Hering	10,610	63,245
Cielo S.A.	67,730	502,877
CVC Brasil Operadora e Agencia de Viagens S.A.	6,470	63,250
Engie Brasil Energia S.A.	45,259	463,347
Grendene S.A.	25,103	194,187
Localiza Rent a Car S.A.	5,855	79,787
Lojas Renner S.A.	16,845	139,204
M. Dias Branco S.A.	5,247	78,074
Multiplus S.A.	18,301	214,481
Natura Cosmeticos S.A.	5,806	45,036
Odontoprev S.A.	26,745	94,040
Ser Educacional S.A.(a)	3,002	22,198
Smiles S.A.	9,819	178,939
Ultrapar Participacoes S.A.	18,544	433,873
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	350	1,564
WEG S.A.	48,522	259,214

Total Brazil		6,608,202

Chile - 0.1%
Forus S.A.	11,627	40,162

China - 15.4%
AAC Technologies Holdings, Inc.	32,500	406,331
ANTA Sports Products Ltd.	142,000	469,304
BAIC Motor Corp., Ltd. Class H(a)	72,500	70,304
Best Pacific International Holdings Ltd.	36,000	32,281
Brilliance China Automotive Holdings Ltd.	96,000	174,871
China Conch Venture Holdings Ltd.	56,500	103,498
China Everbright International Ltd.	154,000	192,144
China Gas Holdings Ltd.	134,000	270,525
China Lesso Group Holdings Ltd.	100,000	76,860
China Medical System Holdings Ltd.	71,000	122,783
China Overseas Land & Investment Ltd.	492,000	1,440,117
China State Construction International Holdings Ltd.	210,000	359,395
China Yongda Automobiles Services Holdings Ltd.(b)	79,500	80,962
CIFI Holdings Group Co., Ltd.	672,000	298,707
Consun Pharmaceutical Group Ltd.	41,000	31,828
CSPC Pharmaceutical Group Ltd.	128,000	186,922
CT Environmental Group Ltd.(b)	40,000	6,969
Fu Shou Yuan International Group Ltd.	44,000	26,547
Fuyao Glass Industry Group Co., Ltd. Class H(a)	26,400	101,116
Geely Automobile Holdings Ltd.	80,000	172,575
Golden Eagle Retail Group Ltd.(b)	39,000	53,955
Guangzhou R&F Properties Co., Ltd. Class H	196,400	305,426
Guorui Properties Ltd.	117,000	35,221
Haitian International Holdings Ltd.	52,000	145,879
Hengan International Group Co., Ltd.	57,500	424,265
Logan Property Holdings Co., Ltd.	364,000	240,135
Luye Pharma Group Ltd.(b)	66,500	36,460
MGM China Holdings Ltd.	91,200	202,811
Minth Group Ltd.	38,000	161,123
Shenzhou International Group Holdings Ltd.	46,000	302,288
Sino Biopharmaceutical Ltd.	120,000	106,066
Sunny Optical Technology Group Co., Ltd.	15,000	134,504
Tencent Holdings Ltd.	34,100	1,219,597
Xinyi Glass Holdings Ltd.*	292,000	289,140
Xinyi Solar Holdings Ltd.*(b)	458,000	130,833
Yestar Healthcare Holdings Co., Ltd.(b)	40,000	20,393
Zhuzhou CRRC Times Electric Co., Ltd. Class H	11,864	58,207

Total China		8,490,342

Hong Kong - 0.1%
CP Pokphand Co., Ltd.	508,000	39,045

India - 7.7%
ACC Ltd.	2,434	59,047
Adani Ports & Special Economic Zone Ltd.*	8,504	47,765
Asian Paints Ltd.	3,784	64,569
Bajaj Auto Ltd.	2,437	105,235
Bharat Forge Ltd.	2,558	43,241
Cadila Healthcare Ltd.	4,815	39,120
Castrol India Ltd.	7,405	46,363
Cipla Ltd.	3,899	33,514
Coal India Ltd.	165,738	626,285
Cummins India Ltd.	3,151	44,837
Dr. Reddy’s Laboratories Ltd.	1,106	46,030
Havells India Ltd.	7,113	50,620
HCL Technologies Ltd.	23,104	304,145
Hero MotoCorp Ltd.	3,017	172,763
Hexaware Technologies Ltd.	10,086	37,801
Hindustan Unilever Ltd.	18,813	314,222
Infosys Ltd. ADR(b)	62,906	944,848
ITC Ltd.	69,385	347,422
Lupin Ltd.	2,575	42,222
Pidilite Industries Ltd.	4,127	51,436
Sun Pharmaceutical Industries Ltd.	3,229	27,760
Tata Consultancy Services Ltd.	13,147	480,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2017

Investments	Shares	Value
Tech Mahindra Ltd.	13,249	$78,300
Titan Co., Ltd.*	6,494	52,690
UPL Ltd.	3,805	49,472
Wipro Ltd. ADR(b)	20,456	106,371
Zee Entertainment Enterprises Ltd.	5,748	43,694

Total India		4,260,264

Indonesia - 8.1%
Ace Hardware Indonesia Tbk PT	632,207	50,282
Adhi Karya Persero Tbk PT	94,000	15,164
Astra Agro Lestari Tbk PT	33,900	37,391
Astra International Tbk PT	1,272,500	852,153
Blue Bird Tbk PT	111,000	40,061
Charoen Pokphand Indonesia Tbk PT	204,000	48,675
Gudang Garam Tbk PT	109,000	640,383
Indofood CBP Sukses Makmur Tbk PT	201,300	132,916
Kalbe Farma Tbk PT	706,831	86,183
Media Nusantara Citra Tbk PT	462,500	63,853
Mitra Keluarga Karyasehat Tbk PT	218,000	32,714
Pakuwon Jati Tbk PT	651,900	30,082
Pembangunan Perumahan Persero Tbk PT	106,064	24,989
Sawit Sumbermas Sarana Tbk PT	212,800	26,825
Semen Indonesia Persero Tbk PT	285,600	214,294
Surya Citra Media Tbk PT	685,700	133,256
Tambang Batubara Bukit Asam Persero Tbk PT	89,000	79,801
Telekomunikasi Indonesia Persero Tbk PT	3,487,500	1,182,780
Tower Bersama Infrastructure Tbk PT	207,400	105,820
Unilever Indonesia Tbk PT	181,665	665,185
Waskita Karya Persero Tbk PT	159,329	27,735

Total Indonesia		4,490,542

Malaysia - 2.1%
Bursa Malaysia Bhd	41,300	101,984
Carlsberg Brewery Malaysia Bhd	14,600	51,018
Datasonic Group Bhd	63,900	18,459
Dutch Lady Milk Industries Bhd	4,500	61,200
Fraser & Neave Holdings Bhd	11,700	68,957
HAP Seng Consolidated Bhd	108,400	233,080
Hartalega Holdings Bhd	54,800	94,213
Inari Amertron Bhd	133,750	65,743
Kossan Rubber Industries	25,900	38,434
Lingkaran Trans Kota Holdings Bhd	22,600	31,010
My EG Services Bhd	79,950	40,789
Nestle Malaysia Bhd	4,700	93,066
Padini Holdings Bhd	45,600	37,392
Scientex Bhd	20,900	42,845
Top Glove Corp. Bhd	59,100	79,164
Westports Holdings Bhd	148,400	125,837

Total Malaysia		1,183,191

Mexico - 7.1%
America Movil S.A.B. de C.V. Series L	1,583,585	1,277,384
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	13,658	82,764
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	9,079	192,076
Grupo Lala S.A.B. de C.V.	49,608	91,105
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	74,113	157,236
Unifin Financiera S.A.B. de C.V. SOFOM ENR	13,801	38,354
Wal-Mart de Mexico S.A.B. de C.V.	899,873	2,094,595

Total Mexico		3,933,514

Philippines - 0.8%
D&L Industries, Inc.	213,600	50,881
Jollibee Foods Corp.	14,270	57,691
Semirara Mining & Power Corp.	51,750	164,603
Universal Robina Corp.	51,150	165,128

Total Philippines		438,303

Poland - 0.3%
CCC S.A.	684	41,502
Ciech S.A.	2,995	49,307
Eurocash S.A.	6,388	53,401

Total Poland		144,210

Russia - 6.4%
Magnit PJSC GDR Reg S	16,155	549,270
MMC Norilsk Nickel PJSC ADR	139,986	1,931,807
Novatek PJSC GDR Reg S	9,545	1,063,313

Total Russia		3,544,390

South Africa - 10.2%
Aspen Pharmacare Holdings Ltd.	6,287	137,760
Astral Foods Ltd.	4,519	51,045
AVI Ltd.	21,612	156,698
Capitec Bank Holdings Ltd.	3,119	197,578
City Lodge Hotels Ltd.	3,354	35,871
Clicks Group Ltd.	11,924	127,408
EOH Holdings Ltd.	4,027	38,664
Foschini Group Ltd. (The)	16,986	177,969
Life Healthcare Group Holdings Ltd.	18,639	36,488
Massmart Holdings Ltd.	4,938	39,760
Mr. Price Group Ltd.	17,518	208,571
Naspers Ltd. Class N	1,593	309,421
Netcare Ltd.	20,877	40,997
Oceana Group Ltd.	8,354	57,957
Pick n Pay Stores Ltd.	21,013	94,637
Pioneer Foods Group Ltd.	8,010	82,805
Rand Merchant Investment Holdings Ltd.	77,502	230,628
Resilient REIT Ltd.	29,891	277,728
RMB Holdings Ltd.	114,264	512,346
Santam Ltd.	10,902	199,119
Shoprite Holdings Ltd.	19,207	292,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2017

Investments	Shares	Value
SPAR Group Ltd. (The)	8,904	$104,728
Truworths International Ltd.	42,730	233,176
Tsogo Sun Holdings Ltd.	60,663	103,756
Vodacom Group Ltd.(b)	128,573	1,611,958
Woolworths Holdings Ltd.	50,997	239,952

Total South Africa		5,599,292

South Korea - 4.2%
Amorepacific Corp.	284	75,459
Coway Co., Ltd.	3,524	320,322
Dongwon Development Co., Ltd.	4,428	19,428
Grand Korea Leisure Co., Ltd.	2,875	56,286
Hanmi Semiconductor Co., Ltd.	2,107	15,487
Hanon Systems	21,132	190,237
Hansae Co., Ltd.	1,146	26,843
Hansol Chemical Co., Ltd.	277	17,189
Hanssem Co., Ltd.	256	41,169
Hyundai Glovis Co., Ltd.	997	136,808
Kakao Corp.	422	37,437
KEPCO Plant Service & Engineering Co., Ltd.	2,346	90,527
Korea Aerospace Industries Ltd.	763	38,012
Korea Real Estate Investment & Trust Co., Ltd.	9,064	25,984
LEENO Industrial, Inc.	551	23,116
LG Household & Health Care Ltd.	144	125,102
Medy-Tox, Inc.	74	36,219
NAVER Corp.	64	46,875
NCSoft Corp.	320	106,140
NICE Information Service Co., Ltd.	2,898	20,542
SK Hynix, Inc.	13,979	823,480
SPC Samlip Co., Ltd.	122	19,353

Total South Korea		2,292,015

Taiwan - 17.8%
Advantech Co., Ltd.	26,399	187,015
Aerospace Industrial Development Corp.	54,000	63,550
Aten International Co., Ltd.	16,000	44,181
Chaun-Choung Technology Corp.	4,000	16,963
Cleanaway Co., Ltd.	10,000	59,665
Cub Elecparts, Inc.	4,199	54,800
Delta Electronics, Inc.	126,000	689,645
Eclat Textile Co., Ltd.	16,160	197,086
Elite Advanced Laser Corp.	9,167	41,435
Elite Material Co., Ltd.	27,000	130,917
Ennoconn Corp.	2,050	25,979
Feng TAY Enterprise Co., Ltd.	39,680	175,443
FLEXium Interconnect, Inc.	16,449	61,914
Flytech Technology Co., Ltd.	13,000	42,393
Formosa Petrochemical Corp.	408,000	1,408,284
Grape King Bio Ltd.	3,000	19,970
Greatek Electronics, Inc.	46,000	74,701
Highwealth Construction Corp.	250,000	414,201
Holiday Entertainment Co., Ltd.	29,000	49,001
Holtek Semiconductor, Inc.	21,000	39,349
Hota Industrial Manufacturing Co., Ltd.	6,383	31,474
Hotai Motor Co., Ltd.	28,000	350,690
IEI Integration Corp.	23,000	35,536
Iron Force Industrial Co., Ltd.	2,000	9,796
Kenda Rubber Industrial Co., Ltd.	62,860	99,807
King Slide Works Co., Ltd.	4,000	56,147
Kung Long Batteries Industrial Co., Ltd.	3,000	15,976
Largan Precision Co., Ltd.	3,000	478,304
Makalot Industrial Co., Ltd.	21,784	105,268
MediaTek, Inc.	117,000	1,001,923
Merry Electronics Co., Ltd.	7,000	43,491
momo.com, Inc.	5,000	34,599
Nan Liu Enterprise Co., Ltd.	3,000	15,138
Novatek Microelectronics Corp.	77,000	311,341
Sitronix Technology Corp.	8,000	24,668
Standard Foods Corp.	30,200	81,109
Swancor Holding Co., Ltd.	7,000	15,325
Taiwan Semiconductor Manufacturing Co., Ltd.	458,291	3,141,146
Visual Photonics Epitaxy Co., Ltd.	18,000	36,095
Vivotek, Inc.	7,000	19,974
Voltronic Power Technology Corp.	3,150	51,879
Zeng Hsing Industrial Co., Ltd.	6,000	28,600

Total Taiwan		9,784,778

Thailand - 4.8%
Airports of Thailand PCL NVDR	301,400	419,227
Bangkok Aviation Fuel Services PCL NVDR	43,500	59,545
Bangkok Dusit Medical Services PCL NVDR	401,100	226,704
Beauty Community PCL NVDR	161,700	51,409
BEC World PCL NVDR	177,611	109,798
Berli Jucker PCL NVDR	37,100	52,150
Bumrungrad Hospital PCL NVDR	16,590	83,756
Central Pattana PCL NVDR	99,016	201,850
CH Karnchang PCL NVDR	47,700	40,721
Chularat Hospital PCL NVDR	488,400	35,081
CP ALL PCL NVDR	188,117	347,493
Energy Absolute PCL NVDR	53,200	54,030
Home Product Center PCL NVDR	537,900	152,012
KCE Electronics PCL NVDR	21,200	67,713
Major Cineplex Group PCL NVDR	60,600	60,208
Minor International PCL NVDR	59,500	70,500
PTG Energy PCL NVDR	29,400	16,790
Robinson PCL NVDR	31,900	54,700
SPCG PCL NVDR	86,300	52,588
STP & I PCL NVDR(b)	191,210	45,875
Supalai PCL NVDR	108,700	83,197
SVI PCL NVDR	169,100	30,116
Thai Vegetable Oil PCL NVDR	86,400	76,938
Tipco Asphalt PCL NVDR	111,000	73,847
TTW PCL NVDR	334,900	104,502
VGI Global Media PCL NVDR	315,180	52,886

Total Thailand		2,623,636

Turkey - 2.2%
Arcelik AS	18,945	140,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2017

Investments	Shares	Value
BIM Birlesik Magazalar AS	9,625	$178,289
Bolu Cimento Sanayii AS	20,982	35,441
EGE Endustri VE Ticaret AS	322	21,546
Ford Otomotiv Sanayi AS	26,618	324,625
Otokar Otomotiv Ve Savunma Sanayi AS	1,451	45,640
Soda Sanayii AS	82,035	152,773
Tofas Turk Otomobil Fabrikasi AS	26,072	213,902
Turk Traktor ve Ziraat Makineleri AS	4,638	103,950

Total Turkey		1,216,322

TOTAL COMMON STOCKS (Cost: $49,853,364)		54,688,208

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $342,259)(d)	342,259	342,259

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $50,195,623)		55,030,467
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		29,554

NET ASSETS - 100.0%		$55,060,021

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $387,576 and the total market value of the collateral held by the Fund was $414,659. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $72,400.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	BRL	7,100	USD	2,151	$8
7/3/2017	MYR	18,500	USD	4,306	(4)
7/3/2017	PLN	3,500	USD	943	—
7/3/2017	ZAR	53,000	USD	4,064	19

					$23

CURRENCY LEGEND

BRL	Brazilian real
MYR	Malaysian ringgit
PLN	Polish zloty
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.4%

Brazil - 7.0%
AES Tiete Energia S.A.	654,669	$2,697,120
Alupar Investimento S.A.	472,795	2,581,412
Arezzo Industria e Comercio S.A.	141,020	1,392,217
Cia de Saneamento de Minas Gerais-COPASA	80,483	971,650
Cia Hering	370,084	2,206,039
CVC Brasil Operadora e Agencia de Viagens S.A.	222,419	2,174,346
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	492,206	1,628,183
Direcional Engenharia S.A.	401,662	624,329
Duratex S.A.	1,020,882	2,517,349
EDP - Energias do Brasil S.A.	996,170	4,266,401
Estacio Participacoes S.A.	301,392	1,329,918
Even Construtora e Incorporadora S.A.	555,261	661,973
Ez Tec Empreendimentos e Participacoes S.A.	464,038	2,485,980
Fleury S.A.	142,222	1,150,396
Grendene S.A.	728,752	5,637,339
Guararapes Confeccoes S.A.	29,447	841,305
Iguatemi Empresa de Shopping Centers S.A.	103,167	1,025,053
Localiza Rent a Car S.A.	163,798	2,232,092
Mahle-Metal Leve S.A.	434,337	2,549,718
MRV Engenharia e Participacoes S.A.	615,989	2,513,596
Multiplus S.A.	543,485	6,369,433
Odontoprev S.A.	855,707	3,008,824
Qualicorp S.A.	491,629	4,258,584
Sao Martinho S.A.	136,864	710,499
SLC Agricola S.A.	227,481	1,448,683
Smiles S.A.	313,360	5,710,610
Sul America S.A.	479,276	2,560,382
TOTVS S.A.	245,529	2,235,012
Transmissora Alianca de Energia Eletrica S.A.	1,932,168	12,852,934
Tupy S.A.	171,072	820,960
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	186,566	833,937
Wiz Solucoes e Corretagem de Seguros S.A.	416,920	2,315,348

Total Brazil		84,611,622

Chile - 1.5%
CAP S.A.	90,704	724,267
Engie Energia Chile S.A.	2,554,135	4,661,208
Forus S.A.	260,446	899,635
Inversiones Aguas Metropolitanas S.A.	1,170,685	1,979,893
Inversiones La Construccion S.A.	159,365	1,973,971
Parque Arauco S.A.	823,546	2,070,248
Ripley Corp. S.A.	3,032,770	2,309,052
SONDA S.A.	852,792	1,396,335
Vina Concha y Toro S.A.	1,150,624	1,776,329

Total Chile		17,790,938

China - 19.5%
361 Degrees International Ltd.	4,109,000	1,510,652
Anhui Expressway Co., Ltd. Class H	1,083,666	812,078
BAIC Motor Corp., Ltd. Class H(a)(b)	2,192,500	2,126,091
Bank of Chongqing Co., Ltd. Class H	1,122,500	897,258
Bank of Jinzhou Co., Ltd. Class H(a)	1,151,000	1,297,491
Beijing Capital International Airport Co., Ltd. Class H	1,928,000	2,716,728
Beijing Capital Land Ltd. Class H	3,656,000	1,737,507
Beijing Jingneng Clean Energy Co., Ltd. Class H	4,284,000	1,262,187
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	597,000	873,347
Best Pacific International Holdings Ltd.	1,166,000	1,045,546
BYD Electronic International Co., Ltd.	1,422,500	2,820,783
CECEP COSTIN New Materials Group Ltd.†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	5,753,000	2,726,732
Chaowei Power Holdings Ltd.	832,000	490,261
China Aoyuan Property Group Ltd.	7,766,000	2,337,823
China BlueChemical Ltd. Class H	6,096,000	1,444,652
China Communications Services Corp., Ltd. Class H	3,554,000	2,048,690
China International Marine Containers Group Co., Ltd. Class H	2,231,000	3,989,619
China Lesso Group Holdings Ltd.	3,400,000	2,613,224
China Lilang Ltd.	2,975,000	1,981,695
China Machinery Engineering Corp. Class H	2,407,000	1,698,925
China Maple Leaf Educational Systems Ltd.	934,000	763,333
China National Building Material Co., Ltd. Class H	2,152,000	1,279,106
China Oilfield Services Ltd. Class H	1,400,000	1,122,661
China Reinsurance Group Corp. Class H(a)	9,223,000	2,043,924
China Shineway Pharmaceutical Group Ltd.	1,381,000	1,397,549
China South City Holdings Ltd.(a)	11,650,000	2,163,916
China Southern Airlines Co., Ltd. Class H	2,792,000	2,360,510
China Travel International Investment Hong Kong Ltd.(a)	10,396,000	2,996,368
China Yongda Automobiles Services Holdings Ltd.(a)	2,277,000	2,318,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
China ZhengTong Auto Services Holdings Ltd.	4,532,500	$3,628,810
Chongqing Rural Commercial Bank Co., Ltd. Class H	6,018,000	4,062,648
CIFI Holdings Group Co., Ltd.	20,880,000	9,281,248
CITIC Telecom International Holdings Ltd.	5,976,000	1,913,802
Consun Pharmaceutical Group Ltd.	1,601,000	1,242,826
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,640,000	915,960
Cosmo Lady China Holdings Co., Ltd.(a)(b)	4,075,000	1,654,753
CT Environmental Group Ltd.(a)	4,288,000	747,034
Dah Chong Hong Holdings Ltd.	3,185,000	1,460,625
Dalian Port PDA Co., Ltd. Class H(a)	6,602,000	1,226,281
Fantasia Holdings Group Co., Ltd.	9,072,000	1,313,191
Fufeng Group Ltd.*(a)	1,495,000	804,335
Future Land Development Holdings Ltd.	11,260,565	4,298,559
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	902,400	3,456,342
Golden Eagle Retail Group Ltd.(a)	840,000	1,162,116
Goldpac Group Ltd.	2,580,000	776,665
Greatview Aseptic Packaging Co., Ltd.	3,461,000	2,159,121
Guangshen Railway Co., Ltd. Class H	2,380,665	1,180,200
Guangzhou Automobile Group Co., Ltd. Class H	2,278,000	3,997,797
Guangzhou R&F Properties Co., Ltd. Class H	5,992,800	9,319,549
Guorui Properties Ltd.(a)	4,321,000	1,300,764
Guotai Junan International Holdings Ltd.(a)	7,700,000	2,387,000
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	617,000	1,051,195
Huadian Fuxin Energy Corp., Ltd. Class H	3,330,000	797,686
Huadian Power International Corp., Ltd. Class H(a)	8,320,000	3,719,591
Huaneng Renewables Corp., Ltd. Class H	2,778,000	857,622
Huishang Bank Corp., Ltd. Class H	3,603,000	1,860,012
Jiangsu Expressway Co., Ltd. Class H	2,551,933	3,602,444
Jiangxi Copper Co., Ltd. Class H	1,003,000	1,647,158
KWG Property Holding Ltd.	10,040,500	6,726,721
Legend Holdings Corp. Class H(b)	265,900	728,918
Lonking Holdings Ltd.	3,699,000	1,160,905
Luye Pharma Group Ltd.(a)	1,280,500	702,053
Metallurgical Corp. of China Ltd. Class H	3,457,000	1,169,095
Powerlong Real Estate Holdings Ltd.	6,813,000	2,932,406
Qingdao Port International Co., Ltd. Class H(b)	1,357,000	780,499
Red Star Macalline Group Corp. Ltd. Class H(b)	3,664,800	3,755,664
Shandong Chenming Paper Holdings Ltd. Class H	822,000	1,040,340
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,464,000	1,149,603
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	306,000	1,185,750
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	2,385,587	745,644
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	699,100	2,082,134
Shenzhen Expressway Co., Ltd. Class H	1,759,697	1,602,706
Shougang Fushan Resources Group Ltd.	8,202,000	1,523,471
Shui On Land Ltd.	8,081,000	1,956,471
Sihuan Pharmaceutical Holdings Group Ltd.	25,070,000	10,501,431
Sinopec Engineering Group Co., Ltd. Class H	3,058,000	2,757,761
Sinopec Kantons Holdings Ltd.(a)	4,050,000	2,236,036
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,948,000	2,649,430
Sinotrans Ltd. Class H	3,407,000	1,745,736
Sinotruk Hong Kong Ltd.	1,405,500	1,020,846
SITC International Holdings Co., Ltd.	3,996,000	3,142,970
Skyworth Digital Holdings Ltd.	6,256,000	3,886,735
Sunac China Holdings Ltd.(a)	7,064,000	14,767,850
Tian Ge Interactive Holdings Ltd.(a)(b)	801,000	570,497
Tianjin Port Development Holdings Ltd.	7,502,000	1,249,300
Tianneng Power International Ltd.	2,510,000	2,061,001
Times Property Holdings Ltd.(a)	4,406,000	2,754,297
Tong Ren Tang Technologies Co., Ltd. Class H	634,888	980,823
TravelSky Technology Ltd. Class H	514,000	1,514,389
Weichai Power Co., Ltd. Class H	2,035,076	1,783,131
Xingda International Holdings Ltd.	2,536,000	1,026,556
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,134,600	1,656,891
XTEP International Holdings Ltd.	6,325,000	2,438,785
Yestar Healthcare Holdings Co., Ltd.(a)	1,685,000	859,072
Yuexiu Property Co., Ltd.	27,552,000	4,694,088
Yuexiu Transport Infrastructure Ltd.(a)	2,942,000	2,110,460
Yuzhou Properties Co., Ltd.	11,265,000	6,666,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
Zhejiang Expressway Co., Ltd. Class H	3,144,000	$4,107,988
Zhongsheng Group Holdings Ltd.(a)	666,500	1,243,105
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	4,428,800	2,155,838

Total China		234,527,091

Hong Kong - 1.4%
Bosideng International Holdings Ltd.	12,856,000	1,103,385
China High Speed Transmission Equipment Group Co., Ltd.(a)	2,290,000	2,508,118
China Water Affairs Group Ltd.	1,226,000	736,563
Concord New Energy Group Ltd.	20,390,000	848,881
Dawnrays Pharmaceutical Holdings Ltd.	1,320,000	858,982
Hua Han Health Industry Holdings Ltd.†*(a)	8,880,000	301,443
Joy City Property Ltd.	8,064,000	1,260,250
Ju Teng International Holdings Ltd.	3,320,000	1,360,926
Kingboard Laminates Holdings Ltd.	5,363,500	6,472,106
Vinda International Holdings Ltd.(a)	364,000	736,724
Wasion Group Holdings Ltd.(a)	2,620,000	1,204,876

Total Hong Kong		17,392,254

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	2,050,528	3,571,272

India - 0.6%
Apollo Tyres Ltd.	404,510	1,506,332
Balrampur Chini Mills Ltd.	310,142	724,524
Federal Bank Ltd.	653,752	1,141,380
Hexaware Technologies Ltd.	259,392	972,156
IRB Infrastructure Developers Ltd.	224,065	724,842
JSW Energy Ltd.	726,581	719,977
Reliance Infrastructure Ltd.	122,155	940,105

Total India		6,729,316

Indonesia - 2.5%
Ace Hardware Indonesia Tbk PT	20,026,600	1,592,812
Adaro Energy Tbk PT	33,392,000	3,958,684
AKR Corporindo Tbk PT	2,765,145	1,353,785
Astra Agro Lestari Tbk PT	642,066	708,188
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,071,400	3,825,758
Bank Tabungan Negara Persero Tbk PT	10,113,916	1,973,077
Blue Bird Tbk PT	2,799,700	1,010,434
Elnusa Tbk PT	10,457,900	215,004
Indo Tambangraya Megah Tbk PT	2,001,700	2,598,343
Japfa Comfeed Indonesia Tbk PT	4,574,000	466,752
Matahari Putra Prima Tbk PT*	4,907,700	257,767
Media Nusantara Citra Tbk PT	14,240,240	1,966,013
Pakuwon Jati Tbk PT	16,179,500	746,606
Pembangunan Perumahan Persero Tbk PT	2,156,200	508,007
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,564,752	880,413
Ramayana Lestari Sentosa Tbk PT	8,985,700	825,923
Sawit Sumbermas Sarana Tbk PT	6,486,900	817,707
Tambang Batubara Bukit Asam Persero Tbk PT	2,769,000	2,482,803
Total Bangun Persada Tbk PT	10,236,400	568,369
Tower Bersama Infrastructure Tbk PT	5,745,803	2,931,642
Waskita Karya Persero Tbk PT	4,591,200	799,218

Total Indonesia		30,487,305

Malaysia - 5.5%
AirAsia Bhd	1,938,600	1,467,730
Alliance Financial Group Bhd	2,133,747	1,913,719
Berjaya Corp. Bhd*	11,846,124	938,274
Berjaya Sports Toto Bhd	2,785,500	1,641,717
Bermaz Auto Bhd	4,486,680	2,100,853
BIMB Holdings Bhd	1,611,000	1,707,582
Bumi Armada Bhd	8,995,000	1,592,536
Bursa Malaysia Bhd	1,123,600	2,774,547
Datasonic Group Bhd	1,960,800	566,408
Dialog Group Bhd	5,567,476	2,490,199
DRB-Hicom Bhd	1,689,000	700,365
Dutch Lady Milk Industries Bhd	128,100	1,742,159
Felda Global Ventures Holdings Bhd	3,074,300	1,224,664
Fraser & Neave Holdings Bhd	471,900	2,781,282
Globetronics Technology Bhd	824,600	1,169,863
Hartalega Holdings Bhd	1,439,244	2,474,374
Inari Amertron Bhd	2,507,850	1,232,703
IOI Properties Group Bhd	7,163,700	3,671,424
Kossan Rubber Industries	611,000	906,682
Lingkaran Trans Kota Holdings Bhd	875,700	1,201,559
Mah Sing Group Bhd	4,903,577	1,850,557
Malakoff Corp. Bhd	11,724,763	2,895,239
Malaysian Resources Corp. Bhd*	2,075,143	667,116
MMC Corp. Bhd	2,634,700	1,522,150
Padini Holdings Bhd	1,259,600	1,032,880
Pos Malaysia Bhd	793,700	979,957
Press Metal Bhd†	3,600,880	2,248,112
Scientex Bhd	553,900	1,135,504
SP Setia Bhd Group	6,745,500	5,484,210
Sunway Bhd	3,554,112	3,245,575
Sunway Construction Group Bhd	2,997,600	1,410,586
Supermax Corp. Bhd	1,220,067	565,602
Top Glove Corp. Bhd	1,707,480	2,287,168
UEM Sunrise Bhd*	3,218,900	899,836
Unisem M Bhd	1,749,900	1,459,388
UOA Development Bhd	4,438,960	2,636,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
VS Industry Bhd	2,343,100	$1,129,889

Total Malaysia		65,749,323

Mexico - 1.7%
Banregio Grupo Financiero S.A.B. de C.V.	179,163	1,138,047
Bolsa Mexicana de Valores S.A.B. de C.V.	971,011	1,702,243
Concentradora Hipotecaria SAPI de C.V.	1,362,949	1,709,358
Corp. Inmobiliaria Vesta S.A.B. de C.V.	973,528	1,443,100
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	534,409	3,238,386
Grupo Financiero Interacciones S.A. de C.V.	638,408	3,372,322
Grupo Herdez S.A.B. de C.V.(a)	500,754	1,085,351
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,926,642	3,471,595
Megacable Holdings S.A.B. de C.V. Series CPO	283,220	1,147,605
Rassini S.A.B. de C.V.*	256,281	1,275,334
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	295,715	821,805

Total Mexico		20,405,146

Philippines - 1.3%
Cebu Air, Inc.	537,310	1,042,462
D&L Industries, Inc.	6,474,500	1,542,281
Filinvest Land, Inc.	41,432,000	1,371,214
First Gen Corp.	2,655,300	994,553
First Philippine Holdings Corp.	728,926	1,011,193
Lopez Holdings Corp.	6,050,512	865,729
Manila Water Co., Inc.	1,454,945	895,284
Nickel Asia Corp.	4,185,048	530,803
Petron Corp.	4,732,200	907,802
Premium Leisure Corp.	31,016,000	952,731
Puregold Price Club, Inc.	1,099,400	970,636
Robinsons Land Corp.	2,579,960	1,239,874
Robinsons Retail Holdings, Inc.	665,820	1,147,966
Vista Land & Lifescapes, Inc.	14,202,700	1,635,309

Total Philippines		15,107,837

Poland - 1.2%
Asseco Poland S.A.	226,726	2,981,805
CCC S.A.	19,897	1,207,245
Ciech S.A.	106,043	1,745,793
Energa S.A.	1,426,767	4,028,328
Eurocash S.A.	163,559	1,367,292
Grupa Azoty S.A.	63,350	1,081,373
Warsaw Stock Exchange	125,218	1,648,503

Total Poland		14,060,339

South Africa - 8.2%
Aeci Ltd.	230,998	1,873,724
African Rainbow Minerals Ltd.	256,459	1,650,224
Alexander Forbes Group Holdings Ltd.	3,182,018	1,687,848
Assore Ltd.	154,832	2,302,657
Astral Foods Ltd.	170,694	1,928,083
AVI Ltd.	714,590	5,181,152
Barloworld Ltd.	453,565	3,766,294
Blue Label Telecoms Ltd.	811,015	928,466
Capevin Holdings Ltd.	1,290,787	891,557
Cashbuild Ltd.(a)	30,772	821,996
City Lodge Hotels Ltd.	90,558	968,509
Clicks Group Ltd.	252,429	2,697,200
Coronation Fund Managers Ltd.(a)	1,181,472	5,878,280
DataTec Ltd.	519,461	2,388,668
DRDGOLD Ltd.(a)	2,367,629	749,907
Exxaro Resources Ltd.	316,605	2,247,225
Foschini Group Ltd. (The)	540,746	5,665,607
Harmony Gold Mining Co., Ltd.	264,224	437,197
Hudaco Industries Ltd.	92,960	911,686
Hyprop Investments Ltd.	623,466	5,555,402
Investec Ltd.	844,769	6,221,729
JSE Ltd.	174,862	1,634,981
KAP Industrial Holdings Ltd.	2,944,821	1,827,239
Lewis Group Ltd.(a)	569,913	1,420,161
Massmart Holdings Ltd.	181,397	1,460,590
Metair Investments Ltd.	427,431	618,841
Mondi Ltd.	200,591	5,191,560
Mpact Ltd.	303,676	650,113
Murray & Roberts Holdings Ltd.	1,020,094	1,017,564
Oceana Group Ltd.	221,361	1,535,716
Omnia Holdings Ltd.	82,492	824,763
Peregrine Holdings Ltd.	639,432	1,409,898
Pick n Pay Stores Ltd.	666,674	3,002,513
Reunert Ltd.	611,136	3,419,843
Santam Ltd.	218,861	3,997,377
SPAR Group Ltd. (The)	294,539	3,464,332
Tongaat Hulett Ltd.	127,735	1,135,747
Truworths International Ltd.	1,372,975	7,492,289
Tsogo Sun Holdings Ltd.	1,703,313	2,913,279
Wilson Bayly Holmes-Ovcon Ltd.	104,407	1,115,507

Total South Africa		98,885,724

South Korea - 9.1%
Binggrae Co., Ltd.	14,744	878,854
Bukwang Pharmaceutical Co., Ltd.	59,042	1,101,732
Cheil Worldwide, Inc.	112,420	1,807,917
Chong Kun Dang Pharmaceutical Corp.	5,742	612,266
Daeduck Electronics Co.	143,935	1,390,099
Daesang Corp.	30,273	699,839
Daewoong Pharmaceutical Co., Ltd.	7,147	536,579
Daishin Securities Co., Ltd.	139,801	1,887,799
DGB Financial Group, Inc.	287,065	2,960,597
Doosan Heavy Industries & Construction Co., Ltd.(a)	169,649	3,106,364
GOLFZONNEWDIN Co., Ltd.(a)	173,988	833,330
Grand Korea Leisure Co., Ltd.	115,537	2,261,966
Green Cross Corp.	8,382	1,278,380
Green Cross Holdings Corp.	39,207	1,089,702
Halla Holdings Corp.	12,056	676,481
Hana Tour Service, Inc.	14,399	1,151,517
Hancom, Inc.	39,890	594,436
Hankook Tire Worldwide Co., Ltd.	71,028	1,353,328
Hanmi Semiconductor Co., Ltd.	140,319	1,031,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
Hansae Co., Ltd.(a)	26,361	$617,467
Hanwha Corp.	54,881	2,273,617
Hite Jinro Co., Ltd.	167,333	3,407,647
Hotel Shilla Co., Ltd.	16,756	836,226
Huchems Fine Chemical Corp.	52,276	1,222,203
Hyundai Corp.	33,462	590,773
Hyundai Home Shopping Network Corp.	11,737	1,343,833
Hyundai Wia Corp.(a)	19,074	1,163,628
IIDong Holdings Co., Ltd.(a)	16,589	247,932
iMarketKorea, Inc.	78,878	937,588
Innocean Worldwide, Inc.	16,030	893,864
IS Dongseo Co., Ltd.	14,395	553,581
It’s Hanbul Co., Ltd.	18,363	712,596
Jeju Air Co., Ltd.	25,062	850,989
KIWOOM Securities Co., Ltd.	13,686	1,117,224
Kolon Industries, Inc.	11,070	666,629
Korea Investment Holdings Co., Ltd.	71,472	4,378,960
Korea Petrochemical Ind Co., Ltd.	5,206	1,151,176
Korea Real Estate Investment & Trust Co., Ltd.	389,752	1,117,324
Korean Reinsurance Co.	203,607	2,153,253
KT Skylife Co., Ltd.	53,660	766,806
Kumho Petrochemical Co., Ltd.(a)	17,981	1,155,096
LEENO Industrial, Inc.	19,394	813,628
LF Corp.	54,493	1,428,825
LG Hausys Ltd.	10,164	972,738
LIG Nex1 Co., Ltd.(a)	14,593	943,829
Lock&Lock Co., Ltd.	57,470	743,396
LOTTE Fine Chemical Co., Ltd.	29,237	1,005,529
LS Corp.	35,626	2,269,926
LS Industrial Systems Co., Ltd.	39,548	1,928,749
Mando Corp.	9,245	2,080,660
Medy-Tox, Inc.	1,554	760,600
Meritz Financial Group, Inc.	117,194	1,459,611
Meritz Fire & Marine Insurance Co., Ltd.	200,837	3,519,453
Meritz Securities Co., Ltd.	1,631,995	7,217,493
Moorim P&P Co., Ltd.	222,480	946,972
NH Investment & Securities Co., Ltd.	544,702	7,069,724
NongShim Co., Ltd.	5,096	1,503,212
Paradise Co., Ltd.(a)	144,863	1,816,881
Partron Co., Ltd.	82,494	749,847
Poongsan Corp.	29,400	1,104,925
POSCO Chemtech Co., Ltd.	67,397	904,203
S&T Motiv Co., Ltd.	21,888	966,083
SAMHWA Paints Industrial Co., Ltd.	64,496	463,363
Samyang Corp.	5,185	466,770
Samyang Holdings Corp.	5,898	631,478
Seah Besteel Corp.	81,281	2,170,288
Shinsegae, Inc.	6,452	1,294,178
Silicon Works Co., Ltd.	35,480	1,088,448
SK Materials Co., Ltd.	9,393	1,625,498
SK Networks Co., Ltd.	205,278	1,121,346
SKC Co., Ltd.	56,905	1,668,630
Sungwoo Hitech Co., Ltd.	104,203	702,185
Tongyang Life Insurance Co., Ltd.	274,487	2,396,648
Tongyang, Inc.(a)	380,379	756,336
Yuhan Corp.	5,703	1,226,184

Total South Korea		109,228,640

Taiwan - 25.1%
AcBel Polytech, Inc.(a)	1,323,303	1,028,801
Accton Technology Corp.	1,098,633	2,802,561
Adlink Technology, Inc.	452,000	915,293
Aerospace Industrial Development Corp.	1,000	1,177
Arcadyan Technology Corp.(a)	287,000	484,938
Asia Vital Components Co., Ltd.	825,000	722,756
Aten International Co., Ltd.	488,000	1,347,535
Chang Wah Electromaterials, Inc.(a)	218,000	938,790
Charoen Pokphand Enterprise	698,000	1,711,729
Chaun-Choung Technology Corp.	170,000	720,907
Cheng Uei Precision Industry Co., Ltd.	1,522,820	2,092,501
Chicony Electronics Co., Ltd.	1,815,473	4,601,347
Chilisin Electronics Corp.(a)	283,000	762,853
Chin-Poon Industrial Co., Ltd.(a)	789,650	1,609,412
China Airlines Ltd.(a)	13,834,000	4,197,496
China Bills Finance Corp.	4,868,000	2,408,396
China General Plastics Corp.	1,251,000	1,159,704
China Metal Products	1,444,000	1,445,424
China Steel Chemical Corp.	509,726	1,952,106
China Synthetic Rubber Corp.(a)	1,760,580	1,875,174
Chong Hong Construction Co., Ltd.(a)	566,000	1,278,245
Chroma ATE, Inc.	544,132	1,752,956
Cleanaway Co., Ltd.	310,161	1,850,566
Clevo Co.	1,442,000	1,294,103
Compeq Manufacturing Co., Ltd.	3,661,000	2,984,642
CTCI Corp.	2,156,190	3,671,619
Cub Elecparts, Inc.	116,494	1,520,319
CyberPower Systems, Inc.	208,000	663,248
CyberTAN Technology, Inc.	1,106,000	730,789
De Licacy Industrial Co., Ltd.(a)	1,018,000	980,519
Elan Microelectronics Corp.	1,051,156	1,461,667
Elite Advanced Laser Corp.	286,600	1,295,447
Elite Material Co., Ltd.(a)	810,163	3,928,305
Elitegroup Computer Systems Co., Ltd.	4,189,000	2,829,847
Ennoconn Corp.(a)	57,000	722,337
Eternal Materials Co., Ltd.	2,317,628	2,597,998
Eva Airways Corp.(a)	3,828,000	1,893,866
Everest Textile Co., Ltd.	1,578,000	842,949
Everlight Electronics Co., Ltd.	1,334,165	2,149,049
Far Eastern Department Stores Ltd.	4,102,841	2,124,252
Far Eastern International Bank	7,280,231	2,340,587
Faraday Technology Corp.(a)	868,200	1,097,380
Farglory Land Development Co., Ltd.	3,621,640	4,643,128
Feng Hsin Steel Co., Ltd.	920,950	1,531,889
FLEXium Interconnect, Inc.(a)	409,742	1,542,257
Flytech Technology Co., Ltd.	428,655	1,397,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
Formosa International Hotels Corp.	347,976	$1,893,163
Foxsemicon Integrated Technology, Inc.	219,000	1,130,276
Getac Technology Corp.	1,514,292	2,016,069
Gigabyte Technology Co., Ltd.	2,070,000	2,789,941
Grand Pacific Petrochemical	2,368,000	1,650,283
Grape King Bio Ltd.	145,988	971,814
Great Wall Enterprise Co., Ltd.	1,025,446	1,088,820
Greatek Electronics, Inc.	1,507,000	2,447,265
Highwealth Construction Corp.(a)	6,749,613	11,182,791
Hiwin Technologies Corp.	203,961	1,377,843
Holiday Entertainment Co., Ltd.	615,000	1,039,152
Holtek Semiconductor, Inc.	845,773	1,584,782
Hong Pu Real Estate Development Co., Ltd.	1,727,000	1,328,462
Hota Industrial Manufacturing Co., Ltd.(a)	260,427	1,284,157
Huaku Development Co., Ltd.	1,171,296	2,702,991
IEI Integration Corp.	748,620	1,156,645
Inventec Corp.	9,499,992	7,744,898
Iron Force Industrial Co., Ltd.(a)	88,000	431,032
ITEQ Corp.	858,000	1,246,667
Kenda Rubber Industrial Co., Ltd.	1,837,039	2,916,798
Kindom Construction Corp.	1,883,187	1,259,791
King Slide Works Co., Ltd.	119,004	1,670,437
King’s Town Bank Co., Ltd.	1,252,000	1,292,334
Kinik Co.	609,495	1,538,764
Kinpo Electronics, Inc.	3,347,000	1,243,297
Kinsus Interconnect Technology Corp.(a)	1,074,368	2,850,148
Kung Long Batteries Industrial Co., Ltd.	230,000	1,224,852
LCY Chemical Corp.	1,669,000	2,298,853
Lien Hwa Industrial Corp.	2,706,000	2,508,521
Long Chen Paper Co., Ltd.(a)	3,444,643	3,861,352
Lotes Co., Ltd.	301,233	1,312,077
Makalot Industrial Co., Ltd.(a)	627,667	3,033,105
Merida Industry Co., Ltd.(a)	560,043	3,000,888
Merry Electronics Co., Ltd.	252,146	1,566,588
Micro-Star International Co., Ltd.(a)	1,238,877	2,879,310
MIN AIK Technology Co., Ltd.	887,000	975,350
Mirle Automation Corp.(a)	628,000	850,546
momo.com, Inc.	208,000	1,439,316
Namchow Chemical Industrial Co., Ltd.	589,086	1,247,112
Nantex Industry Co., Ltd.	1,886,000	1,487,968
Novatek Microelectronics Corp.	2,211,000	8,939,941
Nuvoton Technology Corp.	616,000	893,018
OptoTech Corp.	2,645,000	1,534,656
Posiflex Technology, Inc.(a)	163,442	886,520
Powertech Technology, Inc.	1,133,000	3,497,327
Primax Electronics Ltd.(a)	1,041,000	2,135,385
Prince Housing & Development Corp.	2,910,460	1,167,246
Qisda Corp.	4,182,000	3,196,302
Radiant Opto-Electronics Corp.(a)	2,340,252	5,208,253
Realtek Semiconductor Corp.	668,770	2,407,308
Rechi Precision Co., Ltd.	1,164,000	1,325,858
Run Long Construction Co., Ltd.	1,371,000	2,217,396
Sampo Corp.	1,745,000	1,009,599
SCI Pharmtech, Inc.(a)	249,000	575,434
SDI Corp.	565,000	1,147,830
Sercomm Corp.	715,488	1,858,105
Sinbon Electronics Co., Ltd.	537,120	1,267,759
Sitronix Technology Corp.(a)	297,000	915,799
Standard Foods Corp.	794,131	2,132,824
Sunny Friend Environmental Technology Co., Ltd.	180,000	928,994
Sunonwealth Electric Machine Industry Co., Ltd.(a)	1,005,000	1,298,373
Swancor Holding Co., Ltd.	295,000	645,858
Syncmold Enterprise Corp.	784,220	1,822,628
Synnex Technology International Corp.	3,544,600	3,973,401
Systex Corp.	702,000	1,497,692
Taichung Commercial Bank Co., Ltd.	9,896,782	3,334,714
Taiwan Cogeneration Corp.	1,677,970	1,296,262
Taiwan Fertilizer Co., Ltd.	2,540,000	3,377,482
Taiwan FU Hsing Industrial Co., Ltd.	742,000	1,029,336
Taiwan Hon Chuan Enterprise Co., Ltd.	613,692	1,224,560
Taiwan Paiho Ltd.(a)	272,000	1,023,800
Taiwan PCB Techvest Co., Ltd.	1,216,302	1,251,488
Taiwan Secom Co., Ltd.	580,674	1,750,421
Taiwan Styrene Monomer	1,901,000	1,343,573
Teco Electric and Machinery Co., Ltd.	2,933,683	2,820,849
Test Research, Inc.	1,003,115	1,244,825
Ton Yi Industrial Corp.	2,277,538	1,096,842
Tong Hsing Electronic Industries Ltd.	414,918	1,725,415
Tong Yang Industry Co., Ltd.(a)	544,685	1,011,660
Topco Scientific Co., Ltd.	434,387	1,339,431
Transcend Information, Inc.	1,248,479	4,186,221
Tripod Technology Corp.	1,224,928	3,901,891
TSRC Corp.(a)	1,573,011	1,809,842
Tung Ho Steel Enterprise Corp.	3,182,153	2,531,496
TXC Corp.	1,011,549	1,499,700
TYC Brother Industrial Co., Ltd.	795,000	841,519
U-Ming Marine Transport Corp.	1,996,420	2,086,987
USI Corp.	2,077,000	1,058,300
Visual Photonics Epitaxy Co., Ltd.(a)	618,750	1,240,754
Vivotek, Inc.	265,000	756,147
Voltronic Power Technology Corp.(a)	112,315	1,849,764
Walsin Lihwa Corp.	3,829,000	1,686,673
Wan Hai Lines Ltd.	8,246,000	4,648,879
Winbond Electronics Corp.(a)	1,701,000	1,020,488
Wistron Corp.	6,107,903	6,214,319
Wistron NeWeb Corp.	771,703	2,298,366
WPG Holdings Ltd.	5,325,759	7,108,015
WT Microelectronics Co., Ltd.	1,796,017	2,659,782
Yageo Corp.	778,111	2,711,366
Yulon Motor Co., Ltd.	2,603,000	2,336,026
Yungtay Engineering Co., Ltd.	1,473,790	2,509,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
Zeng Hsing Industrial Co., Ltd.	219,000	$1,043,886
Zinwell Corp.(a)	945,186	967,868

Total Taiwan		301,751,234

Thailand - 10.9%
Amata Corp. PCL NVDR	4,241,200	2,147,443
Ananda Development PCL NVDR	5,935,800	899,893
Asia Plus Group Holdings PCL NVDR(a)	8,643,300	926,159
Bangchak Corp. PCL	2,485,739	2,451,347
Bangkok Aviation Fuel Services PCL NVDR	1,247,500	1,707,646
Bangkok Chain Hospital PCL NVDR	2,272,400	909,763
Bangkok Land PCL NVDR	54,511,414	2,936,588
Bangkok Life Assurance PCL NVDR(a)	1,288,300	1,687,646
Banpu PCL NVDR	6,881,586	3,362,800
Beauty Community PCL NVDR(a)	3,596,000	1,143,268
BEC World PCL NVDR(a)	5,942,200	3,673,424
BJC Heavy Industries PCL NVDR(a)	8,902,000	1,042,978
Carabao Group PCL NVDR(a)	813,700	1,640,814
Central Plaza Hotel PCL NVDR(a)	1,226,500	1,372,005
CH Karnchang PCL NVDR(a)	1,792,025	1,529,842
Dhipaya Insurance PCL NVDR(a)	1,696,322	2,184,695
Eastern Polymer Group PCL NVDR(a)	2,957,900	1,097,131
Forth Smart Service PCL NVDR	1,318,105	725,598
GFPT PCL NVDR	1,636,200	934,421
Global Power Synergy PCL NVDR	2,674,000	2,853,474
Gunkul Engineering PCL NVDR(a)	6,547,133	786,350
Hana Microelectronics PCL	2,390,347	3,535,912
Ichitan Group PCL NVDR(a)	5,061,800	1,303,820
Inter Far East Energy Corp. NVDR†*	4,230,700	386,081
IRPC PCL NVDR(a)	27,487,300	4,329,027
Jasmine International PCL(a)	13,582,096	3,258,584
Jasmine International PCL NVDR(a)	3,348,900	803,460
Jay Mart PCL NVDR(a)	2,752,783	1,012,946
KCE Electronics PCL NVDR	584,900	1,868,167
Kiatnakin Bank PCL	579,323	1,219,358
Kiatnakin Bank PCL NVDR	2,015,506	4,242,234
LPN Development PCL NVDR	7,061,018	2,473,539
Malee Group PCL NVDR(a)	397,500	465,135
MC Group PCL NVDR	2,342,900	1,262,145
MK Restaurants Group PCL NVDR(a)	1,215,800	2,236,900
Platinum Group PCL (The) NVDR(a)	5,103,000	1,059,056
PTG Energy PCL NVDR(a)	1,065,000	608,213
Quality Houses PCL NVDR(a)	39,760,144	3,019,758
Ratchaburi Electricity Generating Holding PCL	1,111,890	1,702,039
Ratchaburi Electricity Generating Holding PCL NVDR	1,652,000	2,528,820
Robinson PCL NVDR	1,161,400	1,991,509
Sahamitr Pressure Container PCL NVDR(a)	1,201,750	495,275
Sansiri PCL	42,410,424	2,821,535
SC Asset Corp. PCL NVDR	17,922,900	1,751,664
Siam City Cement PCL NVDR(a)	488,054	4,669,342
Siam Future Development PCL NVDR	5,962,100	1,053,064
Siamgas & Petrochemicals PCL NVDR(a)	2,733,100	1,134,434
Sino-Thai Engineering & Construction PCL NVDR(a)	1,253,400	1,023,899
SPCG PCL NVDR	3,831,300	2,334,646
Sri Trang Agro-Industry PCL NVDR(a)	3,775,100	1,655,843
Star Petroleum Refining PCL	10,859,670	4,667,388
STP & I PCL NVDR(a)	4,871,700	1,168,806
Supalai PCL	4,142,227	3,170,383
Taokaenoi Food & Marketing PCL NVDR(a)	1,045,380	689,329
Thai Union Group PCL NVDR	6,494,620	4,034,044
Thai Vegetable Oil PCL NVDR(a)	3,091,400	2,752,866
Thaicom PCL NVDR	3,150,000	1,492,935
Thanachart Capital PCL	2,813,966	3,810,493
TICON Industrial Connection PCL NVDR(a)	2,398,915	1,031,032
Tipco Asphalt PCL NVDR(a)	3,893,200	2,590,118
Tisco Financial Group PCL NVDR	2,106,157	4,712,038
TPI Polene PCL NVDR(a)	12,147,910	815,344
TTCL PCL NVDR	1,045,900	566,516
TTW PCL	7,942,224	2,478,292
Unique Engineering & Construction PCL NVDR	1,606,500	870,168
Vanachai Group PCL NVDR(a)	3,180,100	1,151,464
VGI Global Media PCL NVDR(a)	8,321,300	1,396,273
Vibhavadi Medical Center PCL NVDR	11,831,800	940,414

Total Thailand		130,597,593

Turkey - 3.6%
Aksa Akrilik Kimya Sanayii AS	799,071	3,035,179
Alarko Holding AS(a)	879,879	1,428,768
Albaraka Turk Katilim Bankasi AS	2,290,067	832,149
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	5
Bolu Cimento Sanayii AS	545,743	921,824
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*(a)	612,973	1,247,680
Cimsa Cimento Sanayi ve Ticaret AS	285,232	1,225,934
EGE Endustri VE Ticaret AS	10,307	689,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2017

Investments	Shares	Value
Goodyear Lastikleri TAS	842,004	$1,073,256
Is Gayrimenkul Yatirim Ortakligi AS	3,790,366	1,571,002
Kordsa Teknik Tekstil AS	456,723	1,086,525
Otokar Otomotiv Ve Savunma Sanayi AS(a)	36,494	1,147,900
Selcuk Ecza Deposu Ticaret ve Sanayi AS	758,745	883,126
Soda Sanayii AS	2,905,895	5,411,612
TAV Havalimanlari Holding AS	1,260,355	6,751,614
Tekfen Holding AS	397,266	983,424
Torunlar Gayrimenkul Yatirim Ortakligi AS	604,332	844,080
Trakya Cam Sanayii AS	1,943,968	2,135,714
Turk Traktor ve Ziraat Makineleri AS	157,928	3,539,599
Turkiye Sise ve Cam Fabrikalari AS	3,801,600	4,964,404
Ulker Biskuvi Sanayi AS	227,828	1,435,830
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	493,121	1,591,684

Total Turkey		42,800,969

TOTAL COMMON STOCKS (Cost: $1,066,522,326)		1,193,696,603

WARRANTS - 0.0%

Thailand - 0.0%
Jay Mart PCL, expiring 6/5/19*(a)	600,018	48,397
Vibhavadi Medical Center PCL, expiring 6/14/22†*	885,685	0

TOTAL WARRANTS (Cost: $0)		48,397

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $34,834,611)(d)	34,834,611	34,834,611

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $1,101,356,937)		1,228,579,611
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.3)%		(27,201,411)

NET ASSETS - 100.0%		$1,201,378,200

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,935,637, which represents 0.24% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $84,125,047 and the total market value of the collateral held by the Fund was $94,257,291. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $59,422,680.

NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	BRL	1,270,000	USD	385,140	$1,831
7/5/2017	HKD	6,000,000	USD	768,531	(64)

					$1,767

CURRENCY LEGEND

BRL	Brazilian real
HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%
Austria - 0.4%
Andritz AG	379,620	$22,835,132
Lenzing AG	80,312	14,372,017
RHI AG	43,162	1,597,462

Total Austria		38,804,611

Belgium - 7.5%
Anheuser-Busch InBev S.A.	5,216,959	575,444,079
Barco N.V.	1,872	191,968
Bekaert S.A.	194,029	9,857,798
Ion Beam Applications	26,148	1,439,114
Melexis N.V.	120,164	9,854,114
Solvay S.A.	455,687	61,068,721
UCB S.A.	530,327	36,430,985

Total Belgium		694,286,779

Finland - 4.3%
Amer Sports Oyj*	575,835	14,383,232
Cargotec Oyj Class B	183,082	11,599,627
Huhtamaki Oyj	259,959	10,229,120
Kemira Oyj	1,313,315	16,566,789
Kone Oyj Class B	2,166,199	110,043,117
Konecranes Oyj	305,763	12,920,742
Metso Oyj	789,901	27,351,979
Nokia Oyj	25,606,326	156,394,352
Valmet Oyj	652,726	12,663,377
Wartsila Oyj Abp	393,992	23,254,772

Total Finland		395,407,107

France - 27.3%
Air Liquide S.A.	1,018,865	125,735,590
Airbus SE	2,151,125	176,649,520
Arkema S.A.	227,360	24,227,842
BioMerieux	45,168	9,762,350
Bureau Veritas S.A.	1,151,334	25,442,358
Christian Dior SE(a)	338,801	96,740,115
Cie Generale des Etablissements Michelin	615,078	81,657,766
Danone S.A.	2,088,577	156,767,741
Dassault Systemes SE	142,946	12,796,778
Edenred	663,272	17,270,778
Essilor International S.A.	274,488	34,875,695
Gaztransport Et Technigaz S.A.	286,136	11,414,175
Havas S.A.	356,637	3,744,654
Hermes International(a)	96,644	47,689,846
Imerys S.A.	160,199	13,913,745
Ingenico Group S.A.	40,523	3,673,909
IPSOS	109,187	4,090,917
Kering	248,067	84,370,564
L’Oreal S.A.	1,127,870	234,637,919
Legrand S.A.	631,187	44,093,894
LVMH Moet Hennessy Louis Vuitton SE	1,087,516	270,771,973
Neopost S.A.	176,263	8,172,144
Pernod Ricard S.A.	481,556	64,398,236
Publicis Groupe S.A.	767,080	57,139,267
Remy Cointreau S.A.	113,797	13,271,147
Rubis SCA	149,123	16,878,961
Safran S.A.	949,080	86,857,647
Sanofi	4,699,791	448,982,623
Sartorius Stedim Biotech	19,433	1,504,956
Schneider Electric SE*	1,996,049	153,146,454
SCOR SE	1,365,259	54,048,542
SEB S.A.	63,429	11,376,085
Societe BIC S.A.	81,816	9,695,453
Sodexo S.A.	363,426	46,922,024
Tarkett S.A.	108,026	5,012,144
Technicolor S.A. Registered Shares	8,229	35,834
Teleperformance*	110,438	14,126,420
Valeo S.A.	616,910	41,506,348
Vicat S.A.	85,633	6,023,230
Zodiac Aerospace	336,027	9,102,320

Total France		2,528,527,964

Germany - 24.9%
adidas AG	254,777	48,745,785
BASF SE	3,269,745	302,409,551
Bayer AG Registered Shares	1,822,942	235,360,510
Bayerische Motoren Werke AG	2,423,907	224,705,637
Brenntag AG	189,743	10,967,728
Continental AG	434,128	93,557,587
Covestro AG(b)	360,326	25,977,402
Daimler AG Registered Shares	5,089,868	367,878,617
Duerr AG	60,859	7,222,395
Evonik Industries AG	1,963,648	62,676,288
Fresenius Medical Care AG & Co. KGaA	315,446	30,282,845
Fresenius SE & Co. KGaA	477,358	40,866,466
GEA Group AG	182,095	7,441,477
Hannover Rueck SE	665,006	79,601,697
HeidelbergCement AG	476,415	45,996,704
Henkel AG & Co. KGaA	315,511	38,108,757
Hochtief AG	128,349	23,480,707
Infineon Technologies AG	1,389,901	29,303,375
K+S AG Registered Shares(a)	19,920	509,377
LANXESS AG	151,960	11,489,248
Linde AG	357,594	67,622,165
Merck KGaA	104,934	12,656,421
MTU Aero Engines AG	71,072	10,011,054
OSRAM Licht AG	166,081	13,212,302
SAP SE	1,669,602	174,144,990
Siemens AG Registered Shares	2,395,214	328,779,503
Software AG	103,627	4,532,654
Symrise AG	103,375	7,312,428
Wacker Chemie AG	57,812	6,267,357

Total Germany		2,311,121,027

Ireland - 1.2%
CRH PLC	2,623,482	92,683,777
Glanbia PLC	227,980	4,452,887
Kerry Group PLC Class A	155,100	13,325,824

Total Ireland		110,462,488

Italy - 1.7%
Autogrill SpA	1,068,187	12,926,382
Brunello Cucinelli SpA	74,595	1,958,526
Davide Campari-Milano SpA	402,874	2,835,102
DiaSorin SpA	124,886	9,579,004
Ferrari N.V.	159,772	13,694,430
Industria Macchine Automatiche SpA	145,141	13,317,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2017

Investments	Shares	Value
Interpump Group SpA	330,047	$9,011,856
Luxottica Group SpA	1,102,301	63,678,668
Maire Tecnimont SpA	589,905	2,737,016
Moncler SpA	368,256	8,610,295
Parmalat SpA	884,031	3,055,093
Salini Impregilo SpA	1,742,040	6,020,258
Salvatore Ferragamo SpA	283,911	7,561,073

Total Italy		154,985,441

Netherlands - 9.6%
Aegon N.V.	19,060,179	97,195,456
Akzo Nobel N.V.	810,721	70,357,974
Arcadis N.V.	413,111	7,456,324
ASM International N.V.	135,422	7,875,689
ASML Holding N.V.	677,170	88,124,704
BE Semiconductor Industries N.V.	194,149	10,352,163
Corbion N.V.	249,696	7,974,142
EXOR N.V.	327,481	17,700,565
Gemalto N.V.	65,955	3,953,072
Heineken Holding N.V.	677,071	61,971,723
Heineken N.V.	1,265,640	122,887,340
Koninklijke Ahold Delhaize N.V.	6,295,390	120,196,664
Koninklijke DSM N.V.	756,526	54,912,137
Koninklijke Philips N.V.	3,700,053	131,223,865
Koninklijke Vopak N.V.	486,902	22,546,644
Philips Lighting N.V.(b)	595,549	21,953,470
SBM Offshore N.V.	529,435	8,471,975
Wolters Kluwer N.V.	815,412	34,471,122

Total Netherlands		889,625,029

Portugal - 0.7%
Galp Energia, SGPS, S.A.	4,450,306	67,279,681

Spain - 17.5%
Acerinox S.A.	1,924,717	26,309,903
ACS Actividades de Construccion y Servicios S.A.	1,830,500	70,619,048
Amadeus IT Group S.A.	1,126,703	67,272,947
Applus Services S.A.	642,946	8,081,099
Banco Bilbao Vizcaya Argentaria S.A.	50,624,316	419,477,920
Banco Santander S.A.	66,882,167	441,827,972
Construcciones y Auxiliar de Ferrocarriles S.A.	13,072	536,137
Elecnor S.A.	155,521	2,146,292
Grifols S.A.	978,680	27,219,353
Mapfre S.A.	23,312,534	81,309,498
Obrascon Huarte Lain S.A.(a)	143,092	512,296
Prosegur Cia de Seguridad S.A.	2,121,339	13,766,916
Siemens Gamesa Renewable Energy S.A.(a)	302,048	6,440,443
Tecnicas Reunidas S.A.	432,011	16,686,306
Telefonica S.A.	41,289,906	425,628,352
Viscofan S.A.	210,949	12,462,970

Total Spain		1,620,297,452

Switzerland - 0.3%
STMicroelectronics N.V.	2,001,828	28,722,466

United Kingdom - 4.4%
CNH Industrial N.V.	2,590,601	29,295,949
Unilever N.V. CVA	6,875,837	378,936,829

Total United Kingdom		408,232,778

TOTAL COMMON STOCKS (Cost: $8,992,108,448)		9,247,752,823

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17* (Cost $1,544,601)	1,836,035	1,465,863

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $82,804,808)(d)	82,804,808	82,804,808

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $9,076,457,857)		9,332,023,494
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(63,397,634)

NET ASSETS - 100.0%		$9,268,625,860

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $102,312,757 and the total market value of the collateral held by the Fund was $113,692,761. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $30,887,953.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	EUR	516,178,353	USD	580,587,088	$(8,140,119)
7/5/2017	EUR	344,138,789	USD	387,058,058	(5,449,428)
7/5/2017	EUR	430,068,332	USD	483,822,573	(6,691,852)
7/5/2017	EUR	515,903,151	USD	580,587,088	(7,826,237)
7/5/2017	EUR	515,582,457	USD	580,587,093	(7,460,464)
7/5/2017	EUR	74,484,142	USD	83,901,545	(1,051,342)
7/5/2017	EUR	515,852,729	USD	580,587,088	(7,768,728)
7/5/2017	EUR	430,447,129	USD	483,822,573	(7,123,888)
7/5/2017	EUR	602,636,704	USD	677,351,602	(9,985,674)
7/5/2017	EUR	344,360,767	USD	387,058,058	(5,702,605)
7/5/2017	EUR	429,986,156	USD	483,822,573	(6,598,126)
7/5/2017	EUR	516,637,676	USD	580,587,088	(8,664,000)
7/5/2017	EUR	516,218,741	USD	580,587,088	(8,186,183)
7/5/2017	EUR	516,084,293	USD	580,587,088	(8,032,838)
7/5/2017	EUR	515,714,349	USD	580,587,088	(7,610,899)
7/5/2017	EUR	429,955,587	USD	483,822,573	(6,563,261)
7/5/2017	EUR	515,948,998	USD	580,587,088	(7,878,527)
7/5/2017	EUR	344,056,195	USD	387,058,058	(5,355,225)
7/5/2017	EUR	602,047,501	USD	677,351,602	(9,313,659)
7/5/2017	EUR	46,394,947	USD	52,281,770	(633,986)
7/5/2017	USD	19,605,664	EUR	17,363,314	198,063
7/5/2017	USD	9,802,832	EUR	8,783,388	215,061
7/5/2017	USD	104,875,700	EUR	93,966,137	2,297,376
7/5/2017	USD	69,731,390	EUR	62,213,843	1,226,606
7/5/2017	USD	561,502,697	EUR	491,683,623	(712,954)
7/5/2017	USD	561,502,697	EUR	491,812,820	(565,598)
7/5/2017	USD	655,086,479	EUR	573,932,433	(487,858)
7/5/2017	USD	561,502,697	EUR	491,883,908	(484,519)
7/5/2017	USD	467,918,914	EUR	409,987,658	(307,502)
7/5/2017	USD	655,086,479	EUR	573,781,623	(659,864)
7/5/2017	USD	561,502,697	EUR	491,597,528	(811,149)
7/5/2017	USD	561,502,697	EUR	491,782,668	(599,988)
7/5/2017	USD	374,335,131	EUR	327,932,660	(311,545)
7/5/2017	USD	561,502,697	EUR	491,640,572	(762,056)
7/5/2017	USD	374,335,131	EUR	327,674,309	(606,206)
7/5/2017	USD	561,502,697	EUR	491,597,528	(811,149)
7/5/2017	USD	467,918,914	EUR	409,844,017	(471,332)
7/5/2017	USD	561,502,697	EUR	491,683,623	(712,954)
7/5/2017	USD	374,335,131	EUR	327,645,629	(638,918)
7/5/2017	USD	467,918,919	EUR	410,275,247	20,503
7/5/2017	USD	561,502,697	EUR	491,812,820	(565,598)
7/5/2017	USD	467,918,914	EUR	409,790,177	(532,738)
7/5/2017	USD	250,240,911	EUR	219,400,448	(3,736)
8/2/2017	EUR	409,206,748	USD	467,918,914	528,142
8/2/2017	EUR	490,987,126	USD	561,502,697	703,412
8/2/2017	EUR	491,115,958	USD	561,502,697	556,262
8/2/2017	EUR	573,116,493	USD	655,086,479	480,070
8/2/2017	EUR	491,186,844	USD	561,502,697	475,296
8/2/2017	EUR	409,406,532	USD	467,918,914	299,951
8/2/2017	EUR	572,968,617	USD	655,086,479	648,972
8/2/2017	EUR	491,084,603	USD	561,502,697	592,076
8/2/2017	EUR	490,984,979	USD	561,502,697	705,864
8/2/2017	EUR	327,210,303	USD	374,335,131	599,662
8/2/2017	EUR	490,941,192	USD	561,502,697	755,877
8/2/2017	EUR	327,178,272	USD	374,335,131	636,247
8/2/2017	EUR	490,901,276	USD	561,502,697	801,469
8/2/2017	EUR	327,467,922	USD	374,335,131	305,413
8/2/2017	EUR	409,263,298	USD	467,918,914	463,552
8/2/2017	EUR	490,901,276	USD	561,502,697	801,469
8/2/2017	EUR	409,693,306	USD	467,918,919	(27,593)
8/2/2017	EUR	491,115,958	USD	561,502,697	556,262
8/2/2017	USD	28,131,398	EUR	24,628,402	(1,149)

					$(132,243,842)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 4.8%
Lenzing AG	5,828	$1,042,934
Oesterreichische Post AG	18,057	783,327
Porr AG	10,426	328,559
RHI AG	8,408	311,187
S IMMO AG	17,481	253,212
Telekom Austria AG*	94,783	743,761
UNIQA Insurance Group AG	189,013	1,759,123
Verbund AG	37,871	720,904
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,453	1,195,726
Wienerberger AG	14,533	329,689

Total Austria		7,468,422

Belgium - 7.0%
Ackermans & van Haaren N.V.	5,110	852,084
Barco N.V.	2,874	294,720
Bekaert S.A.	13,834	702,847
bpost S.A.	110,047	2,652,741
Cofinimmo S.A.	9,582	1,176,480
D’ieteren S.A./N.V.	12,838	599,166
Econocom Group S.A./N.V.	25,965	216,807
Elia System Operator S.A./N.V.	16,463	930,488
Euronav N.V.	100,352	792,726
Ion Beam Applications	5,386	296,431
Melexis N.V.	8,832	724,273
Ontex Group N.V.	13,236	469,646
Orange Belgium S.A.	15,330	358,435
Warehouses De Pauw CVA	8,730	916,243

Total Belgium		10,983,087

Finland - 10.1%
Aktia Bank Oyj	31,214	333,583
Amer Sports Oyj*	34,308	856,947
Cargotec Oyj Class B	9,250	586,057
Citycon Oyj	212,486	556,922
Cramo Oyj	12,421	371,169
DNA Oyj	42,962	681,104
F-Secure Oyj	39,836	189,464
Huhtamaki Oyj	19,194	755,264
Kemira Oyj	59,322	748,316
Kesko Oyj Class B	29,716	1,509,576
Konecranes Oyj	21,752	919,183
Metsa Board Oyj	83,869	607,899
Metso Oyj	47,888	1,658,223
Nokian Renkaat Oyj	49,725	2,055,310
Outokumpu Oyj	53,966	430,241
Ramirent Oyj	37,624	378,913
Sanoma Oyj	36,506	340,590
Tieto Oyj	30,526	942,481
Tikkurila Oyj	15,930	343,938
Tokmanni Group Corp.	27,560	229,151
Uponor Oyj	20,144	365,536
Valmet Oyj	35,995	698,330
YIT Oyj	35,686	297,936

Total Finland		15,856,133

France - 15.4%
Altran Technologies S.A.	20,188	328,573
Cie Plastic Omnium S.A.	23,235	846,299
Coface S.A.	29,606	296,475
Edenred	67,639	1,761,235
Elior Group(a)	26,954	782,086
Elis S.A.(b)	22,420	512,957
Eurazeo S.A.	18,282	1,369,737
Europcar Groupe S.A.(a)	40,599	593,170
Eutelsat Communications S.A.	102,035	2,602,168
Gaztransport Et Technigaz S.A.	18,820	750,744
Havas S.A.	75,310	790,748
IPSOS	10,852	406,593
Jacquet Metal Service	9,391	248,386
Kaufman & Broad S.A.	9,131	406,681
Korian S.A.	13,526	460,884
Lagardere SCA	55,117	1,738,181
LISI	5,657	269,117
Metropole Television S.A.	47,027	1,093,115
Neopost S.A.	13,304	616,818
Nexans S.A.	4,634	253,166
Nexity S.A.*	21,514	1,248,483
Orpea	4,895	544,788
Rallye S.A.	15,813	325,180
Remy Cointreau S.A.	7,372	859,732
Rexel S.A.	71,415	1,166,805
Rubis SCA	11,166	1,263,859
Sopra Steria Group	2,680	427,170
SPIE S.A.	33,505	1,005,032
Tarkett S.A.	6,363	295,228
Television Francaise 1	19,976	279,327
Vicat S.A.	8,535	600,332

Total France		24,143,069

Germany - 17.0%
Aareal Bank AG	33,073	1,309,310
alstria office REIT-AG	50,908	687,177
AURELIUS Equity Opportunities SE & Co. KGaA(b)	21,146	1,134,393
Aurubis AG	10,079	790,323
BayWa AG	6,292	223,328
Bechtle AG	2,414	309,745
Bilfinger SE	12,309	481,539
Capital Stage AG	33,576	237,047
Carl Zeiss Meditec AG Bearer Shares	7,571	392,379
CompuGroup Medical SE	4,490	251,598
CTS Eventim AG & Co. KGaA	21,195	936,016
Diebold Nixdorf AG	6,047	496,577
DMG MORI AG	8,060	452,241
Drillisch AG	18,422	1,108,131
Duerr AG	7,406	878,901
Elmos Semiconductor AG	7,641	168,024
Freenet AG	55,606	1,771,043
Gerresheimer AG	2,950	236,970
Hamburger Hafen und Logistik AG	17,147	373,930
Hella KGaA Hueck & Co.	19,832	974,782
Hugo Boss AG	25,499	1,782,781
Indus Holding AG	6,096	431,768
Jenoptik AG	7,180	188,064
K+S AG Registered Shares(b)	26,937	688,810
Kloeckner & Co. SE	20,359	214,093
Krones AG	3,745	433,116
LANXESS AG	10,339	781,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2017

Investments	Shares	Value
LEG Immobilien AG	16,789	$1,576,129
Leoni AG	6,612	339,925
Nemetschek SE	1,302	96,822
NORMA Group SE	5,498	285,382
Pfeiffer Vacuum Technology AG	2,774	405,452
Rheinmetall AG	6,507	616,880
RHOEN-KLINIKUM AG	7,174	209,222
Salzgitter AG	5,900	240,335
Scout24 AG(a)	6,982	256,777
Sixt SE	7,645	461,436
Software AG	10,032	438,801
STADA Arzneimittel AG	6,567	465,054
Stroeer SE & Co KGaA	9,798	586,023
Suedzucker AG	27,832	579,165
Takkt AG	14,876	371,404
TLG Immobilien AG	26,250	535,766
VTG AG	5,287	205,897
Wacker Neuson SE	11,325	274,222
Washtec AG	3,212	246,696
Wuestenrot & Wuerttembergische AG	30,168	659,087

Total Germany		26,584,262

Ireland - 1.0%
Glanbia PLC	23,968	468,141
Irish Continental Group PLC	43,931	254,536
Kingspan Group PLC	18,638	638,896
Origin Enterprises PLC	28,021	203,997

Total Ireland		1,565,570

Italy - 22.2%
A2A SpA	936,481	1,553,022
ACEA SpA	58,654	887,734
Anima Holding SpA(a)	75,854	542,883
Ascopiave SpA	95,966	380,900
ASTM SpA	29,228	504,374
Autogrill SpA	44,752	541,554
Azimut Holding SpA	73,496	1,471,144
Banca Generali SpA	38,739	1,151,429
Banca IFIS SpA	14,242	577,789
Banca Popolare di Sondrio SCPA	112,040	441,121
Biesse SpA	8,515	304,756
BPER Banca	75,074	373,842
Brembo SpA	49,862	728,506
Cerved Information Solutions SpA	51,087	545,964
Datalogic SpA	8,440	226,890
De’ Longhi SpA	38,933	1,218,474
DiaSorin SpA	5,862	449,627
Ei Towers SpA	8,966	517,956
Enav SpA(a)	233,080	1,001,683
ERG SpA	58,621	823,049
FinecoBank Banca Fineco SpA	225,935	1,775,485
Hera SpA	408,938	1,248,124
Immobiliare Grande Distribuzione SIIQ SpA	503,404	442,675
Industria Macchine Automatiche SpA	8,343	765,531
Infrastrutture Wireless Italiane SpA(a)	147,746	838,177
Interpump Group SpA	10,411	284,270
Iren SpA	305,975	707,731
Italgas SpA	300,733	1,516,750
Italmobiliare SpA	9,851	268,530
Maire Tecnimont SpA	59,969	278,242
MARR SpA	22,749	539,944
Moncler SpA	23,169	541,721
OVS SpA(a)	62,073	441,068
Parmalat SpA	109,806	379,475
Piaggio & C. SpA	133,513	329,226
Prysmian SpA	35,621	1,046,159
RAI Way SpA(a)	98,056	488,284
Salini Impregilo SpA	98,965	342,010
Salvatore Ferragamo SpA	24,423	650,429
Saras SpA	447,979	1,041,301
Societa Cattolica di Assicurazioni SCRL	73,317	569,464
Societa Iniziative Autostradali e Servizi SpA	71,891	791,664
Unione di Banche Italiane SpA	279,127	1,198,937
Unipol Gruppo Finanziario SpA	235,657	1,032,110
UnipolSai Assicurazioni SpA	1,253,111	2,731,269
Zignago Vetro SpA	29,157	244,591

Total Italy		34,735,864

Netherlands - 7.5%
Aalberts Industries N.V.	16,749	665,933
Accell Group	6,876	224,960
Amsterdam Commodities N.V.	10,417	338,433
ASM International N.V.	8,878	516,315
ASR Nederland N.V.	58,465	1,968,794
BE Semiconductor Industries N.V.	14,473	771,711
Boskalis Westminster	36,090	1,170,454
Corbion N.V.	19,205	613,319
Euronext N.V.(a)	19,760	1,024,319
Flow Traders(a)	21,945	604,459
ForFarmers N.V.	24,839	279,307
Gemalto N.V.	7,597	455,333
IMCD Group N.V.	5,052	273,438
Intertrust N.V.(a)	21,691	439,253
Koninklijke BAM Groep N.V.	53,091	288,474
PostNL N.V.	110,612	515,610
Refresco Group N.V.(a)	15,894	323,946
SBM Offshore N.V.	40,902	654,510
TKH Group N.V. CVA	10,856	602,251

Total Netherlands		11,730,819

Portugal - 3.8%
Altri, SGPS, S.A.	118,689	546,356
Corticeira Amorim, SGPS, S.A.	17,281	253,469
CTT-Correios de Portugal S.A.	11,707	74,012
Mota-Engil, SGPS, S.A.	119,049	329,949
Navigator Co. S.A. (The)	278,082	1,199,206
NOS, SGPS, S.A.	181,560	1,100,414
REN - Redes Energeticas Nacionais, SGPS, S.A.	273,368	854,616
Semapa-Sociedade de Investimento e Gestao	20,249	392,038
Sonae Capital, SGPS, S.A.	267,167	274,550
Sonae, SGPS, S.A.	843,376	936,903

Total Portugal		5,961,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2017

Investments	Shares	Value
Spain - 10.9%
Acciona S.A.	16,833	$1,479,466
Acerinox S.A.	62,227	850,611
Almirall S.A.	22,045	358,545
Applus Services S.A.	22,937	288,292
Atresmedia Corp. de Medios de Comunicacion S.A.	50,875	594,181
Bolsas y Mercados Espanoles SHMSF S.A.	27,665	997,558
Cellnex Telecom S.A.(a)	9,256	190,658
Cia de Distribucion Integral Logista Holdings S.A.	45,298	1,189,320
Cie Automotive S.A.	26,319	603,214
Construcciones y Auxiliar de Ferrocarriles S.A.	5,574	228,613
Distribuidora Internacional de Alimentacion S.A.(b)	136,517	848,745
Ebro Foods S.A.	42,763	975,467
Elecnor S.A.	20,401	281,547
Ence Energia y Celulosa S.A.	77,305	316,531
Euskaltel S.A.(a)	25,598	271,959
Faes Farma S.A.	93,050	308,833
Grupo Catalana Occidente S.A.	24,548	1,031,175
Mediaset Espana Comunicacion S.A.	144,437	1,794,816
Papeles y Cartones de Europa S.A.	29,941	256,119
Prosegur Cia de Seguridad S.A.	106,186	689,118
Saeta Yield S.A.	52,538	593,290
Tecnicas Reunidas S.A.	18,376	709,768
Viscofan S.A.	11,739	693,546
Zardoya Otis S.A.	154,490	1,596,404

Total Spain		17,147,776

TOTAL COMMON STOCKS (Cost: $137,695,694)		156,176,515

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $1,013,445)(d)	1,013,445	1,013,445

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $138,709,139)		157,189,960
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(553,046)

NET ASSETS - 100.0%		$156,636,914

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $2,662,923 and the total market value of the collateral held by the Fund was $2,830,421. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,816,976.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	EUR	29,677,182	USD	33,431,613	$(416,696)
7/5/2017	EUR	29,677,209	USD	33,431,613	(416,727)
7/5/2017	EUR	29,676,919	USD	33,431,613	(416,396)
7/5/2017	EUR	29,681,899	USD	33,431,613	(422,076)
7/5/2017	EUR	22,611,530	USD	25,471,708	(317,872)
7/5/2017	EUR	2,708,032	USD	3,032,346	(56,300)
7/5/2017	EUR	13,584,988	USD	15,161,730	(332,628)
7/5/2017	EUR	23,653	USD	27,000	23
7/5/2017	USD	15,161,730	EUR	13,526,233	265,614
7/5/2017	USD	2,060,916	EUR	1,838,734	36,252
7/5/2017	USD	33,635,613	EUR	29,489,920	(885)
7/5/2017	USD	33,635,613	EUR	29,490,179	(591)
7/5/2017	USD	25,627,138	EUR	22,468,554	(630)
7/5/2017	USD	33,635,613	EUR	29,489,817	(1,003)
7/5/2017	USD	33,635,613	EUR	29,489,972	(826)
8/2/2017	EUR	28,781,330	USD	32,874,122	450
8/2/2017	EUR	28,781,708	USD	32,874,122	19
8/2/2017	EUR	21,928,730	USD	25,046,952	234
8/2/2017	EUR	28,781,557	USD	32,874,122	191
8/2/2017	EUR	28,781,330	USD	32,874,122	450

					$(2,079,397)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 0.2%
Lenzing AG	310	$55,475

Belgium - 0.3%
Ion Beam Applications	415	22,841
Melexis N.V.	422	34,606

Total Belgium		57,447

Denmark - 6.6%
Chr Hansen Holding A/S	793	57,600
Coloplast A/S Class B	2,023	168,821
Novo Nordisk A/S Class B	22,012	941,423
Novozymes A/S Class B	1,592	69,577
Pandora A/S	298	27,771
Royal Unibrew A/S	534	25,583
Vestas Wind Systems A/S	1,220	112,478

Total Denmark		1,403,253

Finland - 3.2%
Elisa Oyj	3,079	119,154
Huhtamaki Oyj	956	37,618
Kone Oyj Class B	4,650	236,220
Konecranes Oyj	718	30,341
Metsa Board Oyj	4,106	29,761
Nokian Renkaat Oyj	1,360	56,214
Orion Oyj Class B	1,267	80,780
Valmet Oyj	1,246	24,173
Wartsila Oyj Abp	1,115	65,811

Total Finland		680,072

France - 10.5%
Airbus SE	4,733	388,672
Altran Technologies S.A.	1,347	21,923
BioMerieux	131	28,314
Capgemini SE	1,140	117,645
Christian Dior SE(a)	619	176,747
Cie Generale des Etablissements Michelin	1,066	141,522
Cie Plastic Omnium S.A.	844	30,741
Essilor International S.A.	1,076	136,714
Faurecia	847	42,960
Hermes International	231	113,989
Ingenico Group S.A.	218	19,764
Ipsen S.A.	394	53,858
LVMH Moet Hennessy Louis Vuitton SE	2,260	562,699
Orpea	191	21,257
SEB S.A.	158	28,338
Societe BIC S.A.	323	38,277
Sodexo S.A.	681	87,924
Teleperformance*	199	25,455
Thales S.A.	1,133	121,781
Valeo S.A.	1,076	72,394

Total France		2,230,974

Germany - 10.1%
adidas AG	616	117,858
Aurubis AG	451	35,364
Continental AG	950	204,732
Covestro AG(b)	1,808	130,346
CTS Eventim AG & Co. KGaA	832	36,743
Deutsche Wohnen AG Bearer Shares	3,020	115,355
Diebold Nixdorf AG	337	27,674
Fielmann AG	610	46,990
Fuchs Petrolub SE	647	30,514
Hella KGaA Hueck & Co.	700	34,406
Henkel AG & Co. KGaA	1,176	142,042
Hugo Boss AG	737	51,528
Infineon Technologies AG	5,598	118,023
K+S AG Registered Shares(a)	1,274	32,578
KION Group AG	529	40,376
Leoni AG	409	21,027
MTU Aero Engines AG	364	51,272
SAP SE	6,366	663,995
Symrise AG	724	51,213
TUI AG	7,853	113,885
United Internet AG Registered Shares	1,391	76,382

Total Germany		2,142,303

Ireland - 0.2%
Kerry Group PLC Class A	418	35,914

Italy - 2.2%
Anima Holding SpA(b)	6,341	45,382
Azimut Holding SpA	3,606	72,180
Banca IFIS SpA	691	28,033
Brembo SpA	1,836	26,825
De’ Longhi SpA	1,348	42,188
DiaSorin SpA	335	25,695
Ferrari N.V.	429	36,771
Industria Macchine Automatiche SpA	377	34,593
Prysmian SpA	1,641	48,195
Recordati SpA	1,803	73,044
Salvatore Ferragamo SpA	1,091	29,055

Total Italy		461,961

Netherlands - 3.6%
ASM International N.V.	460	26,752
ASML Holding N.V.	1,755	228,390
BE Semiconductor Industries N.V.	557	29,700
Corbion N.V.	1,086	34,682
Euronext N.V.(b)	905	46,913
Flow Traders(b)	168	4,628
GrandVision N.V.(b)	794	21,236
Koninklijke Vopak N.V.	882	40,842
SBM Offshore N.V.	1,742	27,875
Steinhoff International Holdings N.V.	35,152	178,773
TKH Group N.V. CVA	557	30,900
Wolters Kluwer N.V.	2,027	85,691

Total Netherlands		756,382

Norway - 2.1%
Borregaard ASA	2,881	35,425
Entra ASA(b)	1,946	24,160
Leroy Seafood Group ASA	7,043	38,130
Marine Harvest ASA*	10,880	185,605
Orkla ASA	10,294	104,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2017

Investments	Shares	Value
Salmar ASA	1,022	$25,267
Veidekke ASA	1,830	23,813

Total Norway		436,672

Portugal - 0.6%
Jeronimo Martins, SGPS, S.A.	6,419	125,119

Spain - 4.2%
Amadeus IT Group S.A.	3,258	194,528
Atresmedia Corp. de Medios de Comunicacion S.A.	3,211	37,502
Grifols S.A.	2,484	69,086
Industria de Diseno Textil S.A.	13,450	515,591
Prosegur Cia de Seguridad S.A.	3,801	24,667
Tecnicas Reunidas S.A.	1,103	42,603

Total Spain		883,977

Sweden - 8.8%
AAK AB	186	13,562
Assa Abloy AB Class B	5,146	112,931
Atlas Copco AB Class A	6,016	230,382
Atlas Copco AB Class B	3,466	119,621
Axfood AB	1,564	26,071
Bilia AB Class A	2,638	26,037
Boliden AB	1,876	51,134
Castellum AB	2,626	38,513
Electrolux AB Series B	1,210	39,609
Fabege AB	1,969	37,818
Hemfosa Fastigheter AB	4,052	43,717
Hennes & Mauritz AB Class B	7,464	185,747
Hexagon AB Class B	1,390	66,002
Hexpol AB	783	8,536
Husqvarna AB Class B	3,073	30,495
Intrum Justitia AB(a)	675	22,888
Investment AB Latour Class B	4,641	58,105
JM AB	635	22,443
L E Lundbergforetagen AB Class B	295	23,258
Loomis AB Class B	857	30,685
Melker Schorling AB	407	26,129
NetEnt AB*	3,217	28,091
Nibe Industrier AB Class B	2,647	24,965
Peab AB	3,082	37,344
Sandvik AB	9,329	146,551
Securitas AB Class B	3,293	55,439
SKF AB Class B	4,274	86,498
Sweco AB Class B	1,168	28,845
Trelleborg AB Class B	2,002	45,644
Volvo AB Class B	11,462	195,143

Total Sweden		1,862,203

Switzerland - 18.3%
ABB Ltd. Registered Shares	21,774	538,410
Cie Financiere Richemont S.A. Registered Shares	2,460	202,934
EMS-Chemie Holding AG Registered Shares	210	155,036
GAM Holding AG*	3,500	46,964
Geberit AG Registered Shares	268	125,150
Givaudan S.A. Registered Shares	106	212,299
Kuehne + Nagel International AG Registered Shares	1,341	224,048
Logitech International S.A. Registered Shares	1,211	44,576
Lonza Group AG Registered Shares*	359	77,712
Oriflame Holding AG*	538	20,194
Partners Group Holding AG	267	165,751
Roche Holding AG Bearer Shares	1,569	404,681
Roche Holding AG Genusschein	5,344	1,362,716
Schindler Holding AG Participation Certificate	187	39,620
Schindler Holding AG Registered Shares	361	74,941
Sonova Holding AG Registered Shares	407	66,172
Straumann Holding AG Registered Shares	84	47,848
Swatch Group AG (The) Bearer Shares	158	58,422

Total Switzerland		3,867,474

United Kingdom - 28.7%
Ashmore Group PLC	15,226	69,855
Ashtead Group PLC	2,903	59,919
Associated British Foods PLC	3,080	117,462
AVEVA Group PLC	1,226	30,895
Bellway PLC	559	21,602
Berkeley Group Holdings PLC	1,395	58,474
BGEO Group PLC	596	27,050
Big Yellow Group PLC	1,709	17,582
Brewin Dolphin Holdings PLC	9,148	40,722
British American Tobacco PLC	13,901	945,087
Burberry Group PLC	1,290	27,832
Cineworld Group PLC	4,087	37,268
Coca-Cola European Partners PLC	2,809	113,895
Compass Group PLC	10,689	224,937
Computacenter PLC	3,153	33,215
Croda International PLC	1,313	66,260
Diageo PLC	19,519	575,160
Domino’s Pizza Group PLC	6,616	25,257
Dunelm Group PLC	3,922	30,643
easyJet PLC	3,632	64,115
Electrocomponents PLC	5,151	38,606
Fresnillo PLC	4,197	81,012
Galliford Try PLC	2,650	39,964
Greggs PLC	2,182	30,611
Halma PLC	3,137	44,823
Hargreaves Lansdown PLC	3,425	57,925
Hikma Pharmaceuticals PLC(a)	439	8,383
Howden Joinery Group PLC	905	4,786
International Consolidated Airlines Group S.A.	24,160	191,485
Jardine Lloyd Thompson Group PLC	3,620	56,426
Johnson Matthey PLC	1,748	65,188
Jupiter Fund Management PLC	6,453	42,330
Mediclinic International PLC	3,773	36,340
Merlin Entertainments PLC(b)	1,531	9,556
Moneysupermarket.com Group PLC	8,397	38,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2017

Investments	Shares	Value
Pagegroup PLC	6,051	$37,398
Persimmon PLC	4,524	131,750
Reckitt Benckiser Group PLC	4,092	413,743
RELX N.V.	7,224	148,308
RELX PLC	7,983	172,134
Renishaw PLC	725	34,091
Rightmove PLC	537	29,645
RPC Group PLC	4,739	46,291
Sage Group PLC (The)	11,398	101,861
Segro PLC	15,110	96,016
Spirax-Sarco Engineering PLC	600	41,696
Synthomer PLC	5,468	34,668
Taylor Wimpey PLC	17,873	40,907
Unilever N.V. CVA	13,642	751,829
Unilever PLC	9,703	523,684
WH Smith PLC	1,649	36,735
Whitbread PLC	662	34,112
William Hill PLC	13,083	43,199
WS Atkins PLC	1,027	27,761

Total United Kingdom		6,079,072

TOTAL COMMON STOCKS (Cost: $19,570,850)		21,078,298

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $211,838)(d)	211,838	211,838

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $19,782,688)		21,290,136
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(133,276)

NET ASSETS - 100.0%		$21,156,860

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $228,534 and the total market value of the collateral held by the Fund was $244,642. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,804.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	EUR	4,404	USD	5,027	$4
7/5/2017	GBP	4,116	USD	5,353	6

					$10

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 1.1%
Austria Technologie & Systemtechnik AG(a)	127,103	$1,426,334
DO & Co. AG	10,501	740,293
POLYTEC Holding AG	36,238	681,552
Porr AG	83,817	2,641,358
RHI AG	68,107	2,520,698
S IMMO AG	123,680	1,791,503
Zumtobel Group AG	35,600	659,402

Total Austria		10,461,140

Belgium - 2.5%
Barco N.V.	21,524	2,207,218
Euronav N.V.	927,571	7,327,300
EVS Broadcast Equipment S.A.	44,123	1,771,422
Exmar N.V.(a)	160,455	768,629
Ion Beam Applications	13,936	766,999
Orange Belgium S.A.	121,535	2,841,643
Recticel S.A.	137,309	1,063,367
Rezidor Hotel Group AB	221,206	818,257
Warehouses De Pauw CVA	52,453	5,505,121

Total Belgium		23,069,956

Denmark - 2.4%
Alm Brand A/S	334,206	2,973,545
Matas A/S	181,254	2,863,896
NNIT A/S(b)	42,794	1,303,094
Per Aarsleff Holding A/S	48,575	1,177,341
Ringkjoebing Landbobank A/S	35,075	1,748,692
Scandinavian Tobacco Group A/S Class A(b)	259,854	4,225,398
SimCorp A/S	49,342	2,985,286
Spar Nord Bank A/S	382,866	5,015,763

Total Denmark		22,293,015

Finland - 5.0%
Aktia Bank Oyj	124,200	1,327,320
CapMan Oyj Class B	639,317	1,246,886
Cramo Oyj	95,705	2,859,896
DNA Oyj	276,425	4,382,344
F-Secure Oyj	212,350	1,009,957
Finnair Oyj	167,366	1,223,600
Kemira Oyj	372,091	4,693,736
Lehto Group Oyj	73,252	1,094,473
Oriola Oyj Class B	381,707	1,593,403
Raisio Oyj Class V	490,695	2,037,170
Ramirent Oyj	178,426	1,796,938
Sanoma Oyj	308,470	2,877,932
Technopolis Oyj	418,977	1,763,319
Tieto Oyj	270,100	8,339,253
Tikkurila Oyj	145,421	3,139,728
Tokmanni Group Corp.	210,163	1,747,423
Uponor Oyj	166,411	3,019,719
YIT Oyj	278,481	2,324,989

Total Finland		46,478,086

France - 4.4%
Albioma S.A.	68,894	1,584,113
Beneteau S.A.	40,603	701,361
Bourbon Corp.(a)	89,271	865,453
Chargeurs S.A.	43,610	1,196,730
Coface S.A.	200,153	2,004,338
Europcar Groupe S.A.(b)	359,640	5,254,501
Gaztransport Et Technigaz S.A.	132,531	5,286,759
Haulotte Group S.A.	39,206	668,063
IPSOS	83,951	3,145,398
Jacquet Metal Service	30,820	815,169
Kaufman & Broad S.A.	73,166	3,258,702
Lectra	29,093	797,364
Manitou BF S.A.	43,839	1,365,016
Mersen S.A.	29,594	970,411
Neopost S.A.	107,768	4,996,486
Oeneo S.A.	87,664	930,862
Rallye S.A.	258,573	5,317,325
Technicolor S.A. Registered Shares	415,602	1,809,789

Total France		40,967,840

Germany - 9.3%
alstria office REIT-AG	492,232	6,644,349
AURELIUS Equity Opportunities SE & Co. KGaA(a)	180,040	9,658,384
BayWa AG	40,392	1,433,670
Bertrandt AG(a)	25,541	2,556,518
bet-at-home.com AG	8,755	1,268,660
Bilfinger SE(a)	105,273	4,118,371
CANCOM SE	13,542	822,155
Capital Stage AG(a)	328,407	2,318,555
Cewe Stiftung & Co. KGAA(a)	16,490	1,388,570
CropEnergies AG	99,044	1,093,498
Deutz AG	81,740	688,306
Elmos Semiconductor AG	26,971	593,087
ElringKlinger AG(a)	130,265	2,493,067
Gerry Weber International AG(a)	61,549	708,666
GFT Technologies SE(a)	33,345	691,035
Grammer AG	24,051	1,258,688
Hamburger Hafen und Logistik AG	155,162	3,383,667
Indus Holding AG	41,594	2,946,026
Jenoptik AG	49,010	1,283,706
Kloeckner & Co. SE	168,961	1,776,772
Koenig & Bauer AG	10,403	702,654
Leoni AG	27,638	1,420,878
MLP AG	156,761	1,043,440
NORMA Group SE	48,097	2,496,543
Pfeiffer Vacuum Technology AG	20,899	3,054,629
RHOEN-KLINIKUM AG	64,371	1,877,307
RIB Software SE(a)	41,225	695,414
Salzgitter AG	42,133	1,716,277
Sixt SE(a)	67,659	4,083,755
SMA Solar Technology AG(a)	27,641	829,132
Takkt AG	88,657	2,213,467
TLG Immobilien AG	260,069	5,308,045
VERBIO Vereinigte BioEnergie AG	83,182	936,399
VTG AG	50,617	1,971,232
Wacker Neuson SE	133,929	3,242,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2017

Investments	Shares	Value
Washtec AG	30,425	$2,336,781
Wuestenrot & Wuerttembergische AG	200,840	4,387,799
Zeal Network SE	40,377	1,220,378

Total Germany		86,662,820

Ireland - 1.8%
C&C Group PLC	1,030,064	3,781,808
Greencore Group PLC	969,743	3,098,732
Hostelworld Group PLC(b)	274,680	1,238,080
IFG Group PLC	358,984	747,227
Irish Continental Group PLC	317,616	1,840,265
Origin Enterprises PLC	287,296	2,091,552
Total Produce PLC	426,383	1,055,295
UDG Healthcare PLC	260,335	2,928,483

Total Ireland		16,781,442

Italy - 10.9%
Anima Holding SpA(b)	949,140	6,792,948
Ascopiave SpA	610,802	2,424,343
Astaldi SpA	254,807	1,583,880
ASTM SpA	215,403	3,717,106
Banca IFIS SpA	97,536	3,956,973
Banca Popolare di Sondrio SCPA	533,148	2,099,099
Banca Sistema SpA(b)	253,652	682,754
Biesse SpA	21,384	765,343
Brunello Cucinelli SpA	47,217	1,239,704
Cairo Communication SpA	154,111	674,259
Cementir Holding SpA	249,719	1,486,745
Cerved Information Solutions SpA	391,687	4,185,941
CIR-Compagnie Industriali Riunite SpA	1,829,895	2,567,117
Cofide SpA	1,307,363	864,845
Datalogic SpA	61,030	1,640,655
Ei Towers SpA	75,836	4,380,959
El.En. SpA	18,555	589,175
Enav SpA(b)	1,892,238	8,132,067
ePrice SpA	142,686	607,348
ERG SpA	455,388	6,393,725
Esprinet SpA	103,355	745,011
Falck Renewables SpA	861,423	1,138,713
Immobiliare Grande Distribuzione SIIQ SpA	3,762,701	3,308,784
Italmobiliare SpA	76,525	2,086,006
La Doria SpA	80,629	960,077
Maire Tecnimont SpA	498,726	2,313,968
MARR SpA	163,878	3,889,619
OVS SpA(b)	439,000	3,119,370
Piaggio & C. SpA	707,572	1,744,780
RAI Way SpA(b)	543,612	2,706,993
SAES Getters SpA	40,981	803,943
Salini Impregilo SpA	695,626	2,403,990
Saras SpA	3,183,618	7,400,132
Societa Cattolica di Assicurazioni SCRL	604,178	4,692,738
Technogym SpA(b)	135,526	1,042,603
Tod’s SpA(a)	71,725	4,466,605
Vittoria Assicurazioni SpA	92,437	1,259,877
Zignago Vetro SpA	242,046	2,030,462

Total Italy		100,898,657

Netherlands - 5.2%
Accell Group	48,719	1,593,924
AMG Advanced Metallurgical Group N.V.	21,237	619,474
Amsterdam Commodities N.V.	54,840	1,781,673
Arcadis N.V.	183,542	3,312,787
BE Semiconductor Industries N.V.	87,678	4,675,053
Beter Bed Holding N.V.	87,264	1,570,069
BinckBank N.V.	218,897	1,106,007
Brunel International N.V.(a)	122,043	1,705,153
Corbion N.V.	163,635	5,225,749
Flow Traders(a)(b)	177,396	4,886,245
ForFarmers N.V.	195,053	2,193,309
Intertrust N.V.(b)	194,056	3,929,724
Koninklijke BAM Groep N.V.	390,038	2,119,303
PostNL N.V.	926,809	4,320,253
Refresco Group N.V.(b)	132,910	2,708,922
SIF Holding N.V.	39,954	856,252
TKH Group N.V. CVA	80,717	4,477,885
Wessanen	61,029	1,032,962

Total Netherlands		48,114,744

Norway - 7.3%
ABG Sundal Collier Holding ASA	4,453,205	2,854,806
Arcus ASA(b)	285,417	1,594,613
Atea ASA*	474,717	6,347,204
Austevoll Seafood ASA	578,898	4,906,706
Borregaard ASA	302,969	3,725,333
Ekornes ASA	118,720	1,629,864
Entra ASA(b)	244,852	3,039,951
Europris ASA(b)	785,256	3,374,764
Grieg Seafood ASA	568,087	3,947,003
Norway Royal Salmon ASA	205,916	3,134,223
Protector Forsikring ASA	243,162	2,031,999
Scatec Solar ASA(b)	170,144	960,743
Selvaag Bolig ASA	250,266	962,027
Skandiabanken ASA(b)	164,535	1,551,726
SpareBank 1 Nord Norge	338,798	2,295,284
SpareBank 1 SMN	449,505	3,850,225
SpareBank 1 SR-Bank ASA	630,608	5,382,638
Sparebanken Vest	279,882	1,729,079
TGS Nopec Geophysical Co. ASA	243,278	4,969,154
Tomra Systems ASA	284,575	3,465,186
Veidekke ASA	212,286	2,762,342
Weifa ASA	149,806	509,687
XXL ASA(b)	303,429	2,906,911

Total Norway		67,931,468

Portugal - 3.6%
Altri, SGPS, S.A.	779,006	3,585,967
Corticeira Amorim, SGPS, S.A.	145,841	2,139,119
CTT-Correios de Portugal S.A.	973,457	6,154,262
Mota-Engil, SGPS, S.A.	981,981	2,721,596
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,400,008	7,503,019
Semapa-Sociedade de Investimento e Gestao	132,713	2,569,434
Sonae Capital, SGPS, S.A.	1,527,082	1,569,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2017

Investments	Shares	Value
Sonae, SGPS, S.A.	6,450,418	$7,165,741

Total Portugal		33,408,422

Spain - 2.9%
Applus Services S.A.	136,130	1,710,999
Construcciones y Auxiliar de Ferrocarriles S.A.	39,387	1,615,425
Elecnor S.A.	106,172	1,465,243
Ence Energia y Celulosa S.A.	433,544	1,775,178
Euskaltel S.A.(b)	177,373	1,884,450
Faes Farma S.A.	742,337	2,463,817
Fluidra S.A.	126,298	921,915
Obrascon Huarte Lain S.A.(a)	317,691	1,137,393
Papeles y Cartones de Europa S.A.	203,741	1,742,826
Saeta Yield S.A.	449,917	5,080,726
Tecnicas Reunidas S.A.	177,622	6,860,601

Total Spain		26,658,573

Sweden - 12.6%
Acando AB	409,574	1,281,960
AddTech AB Class B	90,765	1,727,156
AF AB Class B	146,021	3,014,062
Alimak Group AB(b)	51,485	854,568
Attendo AB(b)	138,066	1,681,107
Avanza Bank Holding AB	67,991	2,965,646
Bergman & Beving AB Class B	56,835	837,241
Betsson AB*(a)	575,367	4,979,731
Bilia AB Class A	383,098	3,781,222
BioGaia AB Class B	26,914	1,092,891
Biotage AB	104,812	708,311
Bonava AB Class B	81,143	1,386,287
Bravida Holding AB(b)	323,120	2,357,925
Bufab AB	74,014	816,084
Bulten AB	66,826	950,747
Byggmax Group AB(a)	168,264	1,221,899
Capio AB(b)	184,451	1,126,228
Clas Ohlson AB Class B	160,952	3,091,359
Cloetta AB Class B	447,656	1,841,671
Com Hem Holding AB	238,122	3,303,113
Coor Service Management Holding AB(b)	305,777	2,175,175
Duni AB	68,141	995,711
Dustin Group AB(b)	184,470	1,530,953
Evolution Gaming Group AB(b)	29,684	1,549,915
Granges AB	170,755	1,568,965
Gunnebo AB	173,982	961,232
Hemfosa Fastigheter AB	540,256	5,828,799
HIQ International AB*	210,941	1,431,774
Inwido AB	122,182	1,716,578
ITAB Shop Concept AB Class B(a)	115,339	1,029,013
KappAhl AB	181,558	983,716
KNOW IT AB	50,512	777,034
Kungsleden AB	619,189	3,788,009
Lagercrantz Group AB Class B	101,429	1,109,345
LeoVegas AB(b)	122,084	897,405
Lindab International AB	98,310	1,071,152
Mekonomen AB	102,516	2,029,767
Modern Times Group MTG AB Class B	192,318	6,612,353
MQ Holding AB	214,141	835,283
Mycronic AB(a)	194,611	1,770,858
NetEnt AB*	500,544	4,370,721
Nobia AB	453,092	4,566,079
Nobina AB(b)	401,036	2,172,890
Nolato AB Class B	48,534	1,821,201
Nordax Group AB(b)	286,599	1,529,063
Nordic Waterproofing Holding A/S(b)	73,454	846,921
NP3 Fastigheter AB	174,182	968,533
Paradox Interactive AB	111,443	908,372
Platzer Fastigheter Holding AB Class B	128,037	777,978
Pricer AB Class B	618,010	721,722
Ratos AB Class B	809,692	3,859,082
Resurs Holding AB(a)(b)	829,596	5,144,065
Rottneros AB	720,723	687,864
Scandi Standard AB	140,130	1,013,442
Scandic Hotels Group AB(b)	188,076	2,441,662
Systemair AB	41,801	728,521
Thule Group AB(b)	138,425	2,594,684
Wihlborgs Fastigheter AB	186,399	3,933,704

Total Sweden		116,768,749

Switzerland - 4.2%
Ascom Holding AG Registered Shares	123,388	2,525,353
Bobst Group S.A.	21,140	2,037,511
Daetwyler Holding AG Bearer Shares	13,690	2,325,863
EFG International AG*	752,930	4,882,468
GAM Holding AG*	604,867	8,116,265
Implenia AG Registered Shares	39,872	2,989,411
Kudelski S.A. Bearer Shares	88,988	1,519,296
Mobilezone Holding AG Registered Shares	94,545	1,392,037
Oriflame Holding AG*	128,572	4,826,090
Tecan Group AG Registered Shares	9,465	1,782,008
u-blox Holding AG*	5,861	1,100,410
Valiant Holding AG Registered Shares	36,188	4,168,053
Zehnder Group AG	25,486	928,796

Total Switzerland		38,593,561

United Kingdom - 26.5%
A.G. Barr PLC	130,138	1,041,303
AA PLC	1,184,288	3,507,393
Abcam PLC	99,242	1,254,942
Acacia Mining PLC	524,760	2,030,596
Ascential PLC	267,631	1,124,960
AVEVA Group PLC	62,487	1,574,648
BCA Marketplace PLC	1,108,869	2,801,509
BGEO Group PLC	40,846	1,853,808
Big Yellow Group PLC	285,297	2,935,044
Bodycote PLC	188,289	1,842,894
Bovis Homes Group PLC	298,940	3,710,282
Brewin Dolphin Holdings PLC	559,259	2,489,541
Card Factory PLC	1,222,277	4,718,573
Carillion PLC	1,883,071	4,569,154
Central Asia Metals PLC	400,862	1,145,539
Chesnara PLC	333,295	1,675,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2017

Investments	Shares	Value
Cineworld Group PLC	355,172	$3,238,680
Clarkson PLC	35,884	1,177,406
Clinigen Healthcare Ltd.*	39,756	444,629
CMC Markets PLC(b)	813,332	1,508,121
Coats Group PLC	702,382	711,640
Computacenter PLC	156,843	1,652,259
Concentric AB	91,023	1,489,252
Connect Group PLC	966,987	1,416,216
Consort Medical PLC	67,331	913,952
Costain Group PLC	179,461	1,075,223
Countryside Properties PLC(b)	424,522	1,880,385
Cranswick PLC	38,900	1,416,837
Crest Nicholson Holdings PLC	547,019	3,719,729
Dairy Crest Group PLC(a)	260,356	2,025,754
De La Rue PLC	185,634	1,610,743
Debenhams PLC	4,406,434	2,475,515
Dechra Pharmaceuticals PLC	56,328	1,243,843
Devro PLC	294,364	789,581
DFS Furniture PLC	437,366	1,167,479
Diploma PLC	119,894	1,720,885
Domino’s Pizza Group PLC	602,880	2,301,562
Dunelm Group PLC	409,247	3,197,520
Elementis PLC	969,604	3,704,091
EMIS Group PLC	90,738	1,086,117
Epwin Group PLC	551,480	787,979
Equiniti Group PLC(b)	333,970	1,083,441
Essentra PLC	428,583	3,142,614
esure Group PLC	905,213	3,547,466
Euromoney Institutional Investor PLC	89,155	1,242,618
FDM Group Holdings PLC	136,192	1,343,605
Ferrexpo PLC	356,603	960,696
Fidessa Group PLC	66,779	2,009,825
Galliford Try PLC	287,428	4,334,645
Games Workshop Group PLC	84,204	1,312,521
Genus PLC	41,643	962,840
Go-Ahead Group PLC	115,407	2,636,879
Greggs PLC	153,929	2,159,416
Halfords Group PLC	472,649	2,099,699
Hastings Group Holdings PLC(b)	915,073	3,731,120
Helical PLC	184,785	721,879
Hill & Smith Holdings PLC	80,734	1,447,197
Hilton Food Group PLC	104,797	1,004,610
Ibstock PLC(b)	585,369	1,867,456
ITE Group PLC	417,034	834,227
J D Wetherspoon PLC	67,699	857,831
James Fisher & Sons PLC	40,890	864,697
James Halstead PLC	177,235	1,077,426
John Laing Group PLC(b)	391,667	1,541,529
John Menzies PLC	128,885	1,180,276
Johnson Service Group PLC	575,722	962,836
Just Group PLC	1,173,032	1,939,682
Kcom Group PLC	1,827,552	2,112,769
Keller Group PLC	122,447	1,396,480
Kier Group PLC	258,063	4,109,684
Lookers PLC	606,156	903,502
Low & Bonar PLC	738,236	815,091
Marshalls PLC	286,862	1,397,322
Marston’s PLC	1,713,268	2,715,047
McCarthy & Stone PLC(b)	762,113	1,630,441
McColl’s Retail Group PLC	334,992	870,275
Mears Group PLC	174,815	1,079,746
Millennium & Copthorne Hotels PLC	275,929	1,585,640
Mitchells & Butlers PLC	665,433	1,993,223
Mitie Group PLC	678,179	2,436,625
Morgan Advanced Materials PLC	583,635	2,150,765
Morgan Sindall Group PLC	60,127	968,464
N Brown Group PLC	620,186	2,497,330
NCC Group PLC(a)	379,426	807,050
Northgate PLC	182,889	1,052,644
Novae Group PLC	103,572	766,848
Numis Corp. PLC	275,932	877,237
OneSavings Bank PLC	281,797	1,372,650
Pagegroup PLC	610,219	3,771,398
Pan African Resources PLC	6,344,308	1,133,128
PayPoint PLC	172,801	1,985,346
Pendragon PLC	2,853,995	1,149,230
Pets at Home Group PLC(a)	1,157,707	2,422,626
Photo-Me International PLC	1,028,005	2,209,965
Polar Capital Holdings PLC	179,699	1,032,883
Polypipe Group PLC	232,487	1,154,503
PZ Cussons PLC	520,872	2,315,278
Rank Group PLC	407,829	1,256,565
Redde PLC	977,548	2,057,052
Renewi PLC	1,240,483	1,333,371
Restaurant Group PLC (The)	422,682	1,798,114
Ricardo PLC	83,405	841,793
RPS Group PLC	370,642	1,261,386
RWS Holdings PLC	185,384	915,057
Safestore Holdings PLC	303,651	1,662,116
Savills PLC	225,053	2,568,140
Senior PLC	453,271	1,381,269
SIG PLC	576,332	1,112,458
Soco International PLC	703,775	1,067,291
Softcat PLC	153,073	784,003
Spire Healthcare Group PLC(b)	217,105	914,271
Spirent Communications PLC	746,143	1,131,543
St. Modwen Properties PLC	225,566	1,051,573
Stagecoach Group PLC	1,634,901	3,956,366
SThree PLC	223,445	893,951
Stock Spirits Group PLC	481,327	1,062,873
SuperGroup PLC	115,917	2,251,026
Synthomer PLC	382,527	2,425,287
TalkTalk Telecom Group PLC(a)	4,059,280	9,517,402
TBC Bank Group PLC	56,966	1,172,096
Ted Baker PLC	48,984	1,520,703
Telecom Plus PLC	146,251	2,194,184
Trinity Mirror PLC	584,756	746,276
TT electronics PLC	291,149	730,848
Tyman PLC	258,784	1,191,642
Ultra Electronics Holdings PLC	82,540	2,195,769
Unite Group PLC (The)	340,887	2,873,739
Vedanta Resources PLC	803,454	6,700,207
Vesuvius PLC	375,793	2,589,562
Victrex PLC	110,468	2,691,916
Virgin Money Holdings UK PLC	368,574	1,278,286
ZPG PLC(b)	352,985	1,658,888

Total United Kingdom		245,398,280

TOTAL COMMON STOCKS (Cost: $901,839,645)		924,486,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $47,060,347)(d)	47,060,347	$47,060,347

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $948,899,992)		971,547,100
Liabilities in Excess of Cash and Other Assets - (4.7)%		(44,052,901)

NET ASSETS - 100.0%		$927,494,199

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $45,403,401 and the total market value of the collateral held by the Fund was $47,991,169. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $930,822.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	DKK	835,000	USD	128,258	$167
7/5/2017	EUR	12,000	USD	13,707	20
7/5/2017	GBP	90,500	USD	117,901	346
7/5/2017	NOK	455,000	USD	54,534	217

					$750

CURRENCY LEGEND

DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 98.9%

Germany - 98.9%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	5,926	$834,724

Air Freight & Logistics - 3.6%
Deutsche Post AG Registered Shares	116,980	4,378,895

Airlines - 1.1%
Deutsche Lufthansa AG Registered Shares	61,779	1,403,956

Auto Components - 3.0%
Continental AG	12,932	2,786,936
ElringKlinger AG(a)	925	17,703
Hella KGaA Hueck & Co.	16,706	821,133

Total Auto Components		3,625,772

Automobiles - 13.1%
Bayerische Motoren Werke AG	69,913	6,481,208
Daimler AG Registered Shares	100,647	7,274,428
Volkswagen AG	14,248	2,206,013

Total Automobiles		15,961,649

Capital Markets - 3.2%
AURELIUS Equity Opportunities SE & Co. KGaA(a)	11,596	622,076
Deutsche Bank AG Registered Shares	87,843	1,555,439
Deutsche Boerse AG	16,912	1,782,688

Total Capital Markets		3,960,203

Chemicals - 11.7%
BASF SE	71,773	6,638,083
Covestro AG(b)	17,224	1,241,750
Evonik Industries AG	50,158	1,600,958
Fuchs Petrolub SE	7,759	365,928
K+S AG Registered Shares(a)	9,384	239,959
LANXESS AG	9,640	728,852
Linde AG	11,570	2,187,924
Symrise AG	10,606	750,236
Wacker Chemie AG	5,206	564,379

Total Chemicals		14,318,069

Commercial Services & Supplies - 0.1%
Bilfinger SE(a)	3,887	152,063

Construction & Engineering - 0.9%
Hochtief AG	5,709	1,044,429

Construction Materials - 1.1%
HeidelbergCement AG	13,574	1,310,537

Diversified Telecommunication Services - 5.3%
Deutsche Telekom AG Registered Shares	361,098	6,474,287

Electrical Equipment - 0.7%
OSRAM Licht AG	11,424	908,818

Food & Staples Retailing - 1.1%
METRO AG	39,614	1,335,347

Food Products - 0.4%
Suedzucker AG	25,105	522,418

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	2,439	126,405

Health Care Providers & Services - 2.2%
Fresenius Medical Care AG & Co. KGaA	12,924	1,240,705
Fresenius SE & Co. KGaA	16,323	1,397,407

Total Health Care Providers & Services		2,638,112

Health Care Technology - 0.1%
CompuGroup Medical SE	1,297	72,678

Hotels, Restaurants & Leisure - 1.2%
TUI AG	98,614	1,430,109

Household Products - 1.4%
Henkel AG & Co. KGaA	13,813	1,668,393

Independent Power & Renewable Electricity Producers - 0.7%
Uniper SE	47,289	886,429

Industrial Conglomerates - 6.5%
Indus Holding AG	1,731	122,604
Rheinmetall AG	7,859	745,053
Siemens AG Registered Shares	51,029	7,004,505

Total Industrial Conglomerates		7,872,162

Insurance - 12.8%
Allianz SE Registered Shares	38,662	7,602,141
Hannover Rueck SE	18,054	2,161,077
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	22,108	4,451,757
Talanx AG	38,248	1,426,497

Total Insurance		15,641,472

Internet & Catalog Retail - 0.1%
Takkt AG	4,834	120,689

IT Services - 0.1%
Bechtle AG	798	102,393
Wirecard AG(a)	1,141	72,512

Total IT Services		174,905

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	876	70,368

Machinery - 3.6%
DMG MORI AG	10,854	609,011
Duerr AG	5,099	605,120
GEA Group AG	13,077	534,403
KION Group AG	10,359	790,657
Krones AG(a)	2,823	326,485
MAN SE	13,263	1,419,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2017

Investments	Shares	Value
NORMA Group SE	912	$47,339
Wacker Neuson SE	1,123	27,192

Total Machinery		4,360,189

Media - 2.9%
Axel Springer SE(a)	13,350	800,905
CTS Eventim AG & Co. KGaA	11,906	525,794
ProSiebenSat.1 Media SE	41,741	1,744,346
Stroeer SE & Co KGaA(a)	7,244	433,267

Total Media		3,504,312

Metals & Mining - 1.1%
Aurubis AG	8,423	660,471
Salzgitter AG	1,578	64,279
ThyssenKrupp AG	20,824	590,802

Total Metals & Mining		1,315,552

Multi-Utilities - 3.6%
E.ON SE(a)	150,501	1,415,801
Innogy SE(b)	76,656	3,013,275

Total Multi-Utilities		4,429,076

Personal Products - 0.8%
Beiersdorf AG	9,833	1,032,231

Pharmaceuticals - 6.2%
Bayer AG Registered Shares	49,789	6,428,271
Merck KGaA	7,544	909,906
STADA Arzneimittel AG	2,535	179,520

Total Pharmaceuticals		7,517,697

Road & Rail - 0.2%
Sixt SE(a)	2,353	142,022
VTG AG	1,271	49,498

Total Road & Rail		191,520

Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	57,991	1,222,628

Software - 4.4%
Nemetschek SE	973	72,356
SAP SE	49,394	5,151,957
Software AG	3,487	152,522

Total Software		5,376,835

Specialty Retail - 0.6%
Fielmann AG(a)	10,144	781,420

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf AG	4,502	369,702

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	9,208	1,761,741
Hugo Boss AG	8,496	594,004

Total Textiles, Apparel & Luxury Goods		2,355,745

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	11,421	452,140

Trading Companies & Distributors - 0.5%
BayWa AG	156	5,537
Brenntag AG	10,226	591,094
Kloeckner & Co. SE	5,832	61,329

Total Trading Companies & Distributors		657,960

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	2,833	61,780

TOTAL COMMON STOCKS (Cost: $117,266,463)		120,561,676

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $2,451,544)(d)	2,451,544	2,451,544

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $119,718,007)		123,013,220
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(1,094,858)

NET ASSETS - 100.0%		$121,918,362

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $3,196,158 and the total market value of the collateral held by the Fund was $3,450,119. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $998,575.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	EUR	23,905,253	USD	26,929,483	$(335,653)
7/5/2017	EUR	23,905,275	USD	26,929,483	(335,677)
7/5/2017	EUR	23,905,041	USD	26,929,483	(335,411)
7/5/2017	EUR	23,909,052	USD	26,929,483	(339,986)
7/5/2017	EUR	18,213,802	USD	20,517,702	(256,049)
7/5/2017	USD	1,563,849	EUR	1,401,217	34,309
7/5/2017	USD	2,345,873	EUR	2,092,971	41,265
7/5/2017	USD	26,108,441	EUR	22,890,495	(687)
7/5/2017	USD	19,892,148	EUR	17,440,532	(349)
7/5/2017	USD	26,108,441	EUR	22,890,415	(779)
7/5/2017	USD	26,108,441	EUR	22,890,535	(642)
7/5/2017	USD	637,000	EUR	558,033	(536)
7/5/2017	USD	26,108,441	EUR	22,891,097	(1)
8/2/2017	EUR	22,545,218	USD	25,751,216	353
8/2/2017	EUR	17,177,536	USD	19,619,975	11
8/2/2017	EUR	22,545,396	USD	25,751,216	150
8/2/2017	EUR	22,545,218	USD	25,751,216	353
8/2/2017	EUR	22,545,771	USD	25,751,216	(279)

					$(1,529,608)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 98.3%

Australia - 4.1%
Amcor Ltd.	497	$6,180
AMP Ltd.	1,531	6,095
Australia & New Zealand Banking Group Ltd.	1,055	23,241
BHP Billiton Ltd.	380	6,786
Commonwealth Bank of Australia	520	33,030
CSL Ltd.	77	8,152
Macquarie Group Ltd.	103	6,992
National Australia Bank Ltd.	1,074	24,377
QBE Insurance Group Ltd.	648	5,870
Rio Tinto Ltd.	246	11,939
Telstra Corp., Ltd.	5,894	19,440
Wesfarmers Ltd.	377	11,602
Westpac Banking Corp.	1,177	27,545
Woodside Petroleum Ltd.	277	6,346
Woolworths Ltd.	442	8,659

Total Australia		206,254

Austria - 0.2%
Andritz AG	83	4,993
OMV AG	133	6,892

Total Austria		11,885

Belgium - 0.9%
Anheuser-Busch InBev S.A.	289	31,878
Colruyt S.A.	43	2,262
Proximus SADP	180	6,288
Umicore S.A.	42	2,917

Total Belgium		43,345

Brazil - 0.7%
Ambev S.A.	1,889	10,439
Banco do Brasil S.A.	799	6,463
BB Seguridade Participacoes S.A.	550	4,756
BRF S.A.	300	3,550
Vale S.A.	966	8,455

Total Brazil		33,663

Canada - 6.6%
Agrium, Inc.	57	5,158
ARC Resources Ltd.(a)	78	1,019
Bank of Montreal	303	22,216
Bank of Nova Scotia (The)	387	23,246
Barrick Gold Corp.	204	3,241
BCE, Inc.	452	20,326
Brookfield Asset Management, Inc. Class A	105	4,114
CAE, Inc.	114	1,963
Canadian Imperial Bank of Commerce	143	11,604
Canadian National Railway Co.	105	8,507
Canadian Natural Resources Ltd.(a)	268	7,722
Canadian Tire Corp. Ltd. Class A	26	2,954
Crescent Point Energy Corp.(a)	323	2,467
Enbridge, Inc.	366	14,559
Encana Corp.	372	3,268
Great-West Lifeco, Inc.	273	7,389
Imperial Oil Ltd.	81	2,358
Intact Financial Corp.	36	2,715
Inter Pipeline Ltd.	325	6,356
Manulife Financial Corp.	578	10,819
Pembina Pipeline Corp.	235	7,772
Potash Corp. of Saskatchewan, Inc.	379	6,172
Power Financial Corp.	307	7,865
Rogers Communications, Inc. Class B	179	8,442
Royal Bank of Canada	518	37,557
Shaw Communications, Inc. Class B	402	8,757
Sun Life Financial, Inc.	262	9,353
Suncor Energy, Inc.	557	16,251
Tahoe Resources, Inc.	238	2,049
TELUS Corp.	375	12,927
Thomson Reuters Corp.	237	10,957
Toronto-Dominion Bank (The)	588	29,588
TransCanada Corp.	283	13,471
Trisura Group Ltd.*	1	10

Total Canada		333,172

Chile - 0.1%
S.A.C.I. Falabella	679	5,571

China - 3.7%
Agricultural Bank of China Ltd. Class H	12,000	5,672
Bank of China Ltd. Class H	24,000	11,775
Bank of Communications Co., Ltd. Class H	10,000	7,058
Belle International Holdings Ltd.	5,000	3,945
China CITIC Bank Corp., Ltd. Class H	7,000	4,286
China Communications Construction Co., Ltd. Class H	3,000	3,866
China Construction Bank Corp. Class H	61,500	47,663
China Life Insurance Co., Ltd. Class H	3,000	9,166
China Mobile Ltd.	3,500	37,146
China Overseas Land & Investment Ltd.	2,000	5,854
China Pacific Insurance Group Co., Ltd. Class H	1,600	6,538
China Petroleum & Chemical Corp. Class H	6,000	4,681
CITIC Ltd.	6,000	9,023
CNOOC Ltd.	8,000	8,762
Industrial & Commercial Bank of China Ltd. Class H	20,000	13,502
PetroChina Co., Ltd. Class H	6,000	3,674
Ping An Insurance Group Co. of China Ltd. Class H	500	3,295

Total China		185,906

Denmark - 1.4%
AP Moller - Maersk A/S Class B	4	8,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
Coloplast A/S Class B	93	$7,761
Danske Bank A/S	312	11,984
Novo Nordisk A/S Class B	702	30,024
Pandora A/S	40	3,728
Vestas Wind Systems A/S	70	6,454

Total Denmark		67,983

Finland - 0.9%
Fortum Oyj	462	7,235
Kone Oyj Class B	163	8,280
Metso Oyj	119	4,121
Nokia Oyj	2,457	15,006
Sampo Oyj Class A	55	2,815
UPM-Kymmene Oyj	251	7,146

Total Finland		44,603

France - 8.6%
Accor S.A.	132	6,179
Air Liquide S.A.	58	7,158
Airbus SE	162	13,303
AXA S.A.	509	13,904
BNP Paribas S.A.	280	20,138
Capgemini SE	63	6,501
Carrefour S.A.	208	5,255
Christian Dior SE(a)	29	8,281
Cie de Saint-Gobain	156	8,323
Cie Generale des Etablissements Michelin	52	6,904
Credit Agricole S.A.	891	14,314
Danone S.A.	156	11,709
Electricite de France S.A.	1,028	11,118
Engie S.A.	1,207	18,192
Essilor International S.A.	45	5,718
Eutelsat Communications S.A.	175	4,463
Hermes International	11	5,428
Iliad S.A.	6	1,417
Kering	31	10,543
Klepierre	106	4,338
L’Oreal S.A.	63	13,106
Legrand S.A.	94	6,567
LVMH Moet Hennessy Louis Vuitton SE	83	20,665
Natixis S.A.	1,265	8,479
Orange S.A.	751	11,898
Orpea	46	5,120
Pernod Ricard S.A.	51	6,820
Publicis Groupe S.A.	61	4,544
Renault S.A.	56	5,062
Safran S.A.	66	6,040
Sanofi	357	34,105
Schneider Electric SE*	126	9,667
SCOR SE	78	3,088
Societe Generale S.A.	254	13,648
Teleperformance*	25	3,198
TOTAL S.A.	846	41,766
Unibail-Rodamco SE(a)	21	5,285
Valeo S.A.	70	4,710
Veolia Environnement S.A.	190	4,009
Vinci S.A.	174	14,831
Vivendi S.A.	965	21,451
Wendel S.A.	15	2,217

Total France		429,462

Germany - 6.9%
adidas AG	47	8,992
Allianz SE Registered Shares	162	31,854
BASF SE	286	26,451
Bayer AG Registered Shares	206	26,597
Bayerische Motoren Werke AG	234	21,693
Beiersdorf AG	35	3,674
Continental AG	35	7,543
Daimler AG Registered Shares	468	33,826
Deutsche Post AG Registered Shares	352	13,176
Deutsche Telekom AG Registered Shares	1,549	27,773
E.ON SE	1,096	10,310
Freenet AG	112	3,567
GEA Group AG	83	3,392
Hannover Rueck SE	52	6,225
Henkel AG & Co. KGaA	53	6,402
K+S AG Registered Shares(a)	167	4,270
Linde AG	49	9,266
MAN SE	63	6,745
METRO AG	170	5,731
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	68	13,693
ProSiebenSat.1 Media SE	215	8,985
SAP SE	225	23,468
Siemens AG Registered Shares	280	38,434
Symrise AG	52	3,678

Total Germany		345,745

Hong Kong - 1.7%
AIA Group Ltd.	1,400	10,231
BOC Hong Kong Holdings Ltd.	2,500	11,961
CLP Holdings Ltd.	500	5,291
Hang Lung Properties Ltd.	1,000	2,498
Hang Seng Bank Ltd.	300	6,276
Hong Kong & China Gas Co., Ltd.	2,200	4,137
Hong Kong Exchanges & Clearing Ltd.	200	5,170
MTR Corp., Ltd.	1,000	5,630
Power Assets Holdings Ltd.	1,000	8,832
Sun Hung Kai Properties Ltd.	1,000	14,693
Swire Pacific Ltd. Class A	500	4,884
Wharf Holdings Ltd. (The)	1,000	8,288

Total Hong Kong		87,891

Hungary - 0.1%
OTP Bank PLC	132	4,408

Indonesia - 0.4%
Astra International Tbk PT	9,100	6,094
Bank Rakyat Indonesia Persero Tbk PT	5,700	6,522
Telekomunikasi Indonesia Persero Tbk PT	25,400	8,615

Total Indonesia		21,231

Ireland - 0.7%
CRH PLC	466	16,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
DCC PLC	59	$5,357
Kerry Group PLC Class A	55	4,725
Smurfit Kappa Group PLC	240	7,461

Total Ireland		34,006

Israel - 0.3%
Bezeq Israeli Telecommunication Corp., Ltd.	4,255	7,066
Teva Pharmaceutical Industries Ltd.	227	7,506

Total Israel		14,572

Italy - 1.2%
Enel SpA	2,685	14,375
Eni SpA	1,193	17,907
Intesa Sanpaolo SpA	4,573	14,479
Snam SpA	1,673	7,281
Terna Rete Elettrica Nazionale SpA	1,571	8,468

Total Italy		62,510

Japan - 19.2%
Aisin Seiki Co., Ltd.	100	5,118
Asahi Group Holdings Ltd.	200	7,526
Asahi Kasei Corp.	800	8,597
Astellas Pharma, Inc.	700	8,563
Bridgestone Corp.	400	17,230
Canon, Inc.	800	27,170
Casio Computer Co., Ltd.	300	4,611
Central Japan Railway Co.	30	4,889
Chugai Pharmaceutical Co., Ltd.	200	7,485
Dai-ichi Life Holdings, Inc.	400	7,214
Daiichi Sankyo Co., Ltd.	300	7,067
Daikin Industries Ltd.	100	10,208
Daiwa House Industry Co., Ltd.	230	7,856
Denso Corp.	330	13,927
East Japan Railway Co.	100	9,563
Eisai Co., Ltd.	110	6,075
Electric Power Development Co., Ltd.	300	7,417
FANUC Corp.	60	11,564
FUJIFILM Holdings Corp.	120	4,315
Hitachi Ltd.	1,600	9,817
Honda Motor Co., Ltd.	600	16,362
Hoya Corp.	170	8,825
Isuzu Motors Ltd.	400	4,934
ITOCHU Corp.	900	13,369
Japan Airlines Co., Ltd.	250	7,730
Japan Post Holdings Co., Ltd.	1,900	23,572
Japan Tobacco, Inc.	800	28,103
JXTG Holdings, Inc.	1,700	7,424
Kao Corp.	130	7,719
Kawasaki Heavy Industries Ltd.	2,000	5,910
KDDI Corp.	800	21,182
Kirin Holdings Co., Ltd.	400	8,149
Komatsu Ltd.	400	10,162
Kyocera Corp.	170	9,844
LIXIL Group Corp.	200	5,000
Makita Corp.	200	7,396
Mazda Motor Corp.	400	5,582
Mitsubishi Chemical Holdings Corp.	1,000	8,278
Mitsubishi Corp.	600	12,581
Mitsubishi Electric Corp.	800	11,502
Mitsubishi Heavy Industries Ltd.	1,200	4,911
Mitsubishi Materials Corp.	100	3,026
Mitsubishi Motors Corp.	500	3,293
Mitsubishi Tanabe Pharma Corp.	300	6,931
Mitsubishi UFJ Financial Group, Inc.	5,000	33,588
Mitsui & Co., Ltd.	1,000	14,289
Mizuho Financial Group, Inc.	11,200	20,474
MS&AD Insurance Group Holdings, Inc.	230	7,725
Murata Manufacturing Co., Ltd.	60	9,115
Nagoya Railroad Co., Ltd.	1,000	4,664
Nippon Telegraph & Telephone Corp.	700	33,081
Nissan Motor Co., Ltd.	2,600	25,870
Nitto Denko Corp.	100	8,224
Nomura Holdings, Inc.	1,300	7,791
NSK Ltd.	400	4,995
NTT Data Corp.	500	5,563
NTT DOCOMO, Inc.	1,500	35,404
Omron Corp.	100	4,339
Osaka Gas Co., Ltd.	1,500	6,134
Otsuka Holdings Co., Ltd.	200	8,526
Panasonic Corp.	900	12,207
Recruit Holdings Co., Ltd.	510	8,765
Ricoh Co., Ltd.	600	5,297
Secom Co., Ltd.	100	7,587
Seiko Epson Corp.	250	5,560
Sekisui House Ltd.	500	8,809
Seven & I Holdings Co., Ltd.	280	11,533
Shin-Etsu Chemical Co., Ltd.	100	9,065
Shionogi & Co., Ltd.	100	5,571
SoftBank Group Corp.	100	8,096
Sompo Holdings, Inc.	100	3,862
Subaru Corp.	400	13,478
Sumitomo Corp.	800	10,409
Sumitomo Electric Industries Ltd.	400	6,159
Sumitomo Mitsui Financial Group, Inc.	630	24,553
Sumitomo Mitsui Trust Holdings, Inc.	200	7,154
T&D Holdings, Inc.	400	6,086
Takeda Pharmaceutical Co., Ltd.	380	19,308
Tokio Marine Holdings, Inc.	200	8,279
Tokyo Electron Ltd.	100	13,492
Tokyo Gas Co., Ltd.	1,000	5,200
Toray Industries, Inc.	700	5,858
Toyota Motor Corp.	1,420	74,475
Toyota Tsusho Corp.	200	5,990
Trend Micro, Inc.	170	8,760
Yahoo Japan Corp.	1,900	8,269

Total Japan		961,601

Malaysia - 0.3%
Malayan Banking Bhd	2,900	6,506
Public Bank Bhd	1,200	5,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
Tenaga Nasional Bhd	1,100	$3,623

Total Malaysia		15,810

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	729	7,200
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,000	6,375
Grupo Mexico S.A.B. de C.V. Series B	1,204	3,397
Wal-Mart de Mexico S.A.B. de C.V.	6,446	15,004

Total Mexico		31,976

Netherlands - 2.2%
ABN AMRO Group N.V. CVA(b)	316	8,365
Aegon N.V.	1,444	7,364
ASML Holding N.V.	75	9,760
Heineken Holding N.V.	77	7,048
Heineken N.V.	110	10,680
ING Groep N.V.	1,539	26,505
Koninklijke Ahold Delhaize N.V.	252	4,811
Koninklijke DSM N.V.	83	6,024
Koninklijke Philips N.V.	352	12,484
NN Group N.V.	180	6,389
Steinhoff International Holdings N.V.	1,142	5,808
Wolters Kluwer N.V.	137	5,792

Total Netherlands		111,030

New Zealand - 0.1%
Spark New Zealand Ltd.	2,020	5,591

Norway - 0.5%
Marine Harvest ASA*	195	3,326
Norsk Hydro ASA	552	3,050
Statoil ASA	593	9,798
Telenor ASA	398	6,580

Total Norway		22,754

Philippines - 0.2%
Ayala Land, Inc.	2,900	2,284
SM Investments Corp.	440	7,002

Total Philippines		9,286

Poland - 0.1%
Bank Pekao S.A.	39	1,313
Powszechny Zaklad Ubezpieczen S.A.	307	3,691

Total Poland		5,004

Portugal - 0.1%
Galp Energia, SGPS, S.A.	436	6,591

Russia - 0.8%
Gazprom PJSC ADR	1,874	7,417
Lukoil PJSC ADR	194	9,448
Magnit PJSC GDR Reg S	65	2,210
Mobile TeleSystems PJSC ADR	482	4,039
Novatek PJSC GDR Reg S	15	1,671
Rosneft Oil Co. PJSC GDR Reg S	1,255	6,821
Sberbank of Russia PJSC ADR	391	4,047
Tatneft PJSC ADR	105	3,959

Total Russia		39,612

Singapore - 0.9%
CapitaLand Ltd.	2,500	6,355
DBS Group Holdings Ltd.	500	7,532
Oversea-Chinese Banking Corp., Ltd.	1,000	7,837
Singapore Airlines Ltd.	500	3,675
Singapore Telecommunications Ltd.	4,700	13,279
United Overseas Bank Ltd.	406	6,817

Total Singapore		45,495

South Africa - 1.1%
Barclays Africa Group Ltd.	384	4,213
FirstRand Ltd.	2,208	7,946
Gold Fields Ltd.	250	857
MTN Group Ltd.	1,445	12,584
Remgro Ltd.	158	2,574
Sanlam Ltd.	805	3,981
Sasol Ltd.	156	4,364
Standard Bank Group Ltd.	691	7,596
Tiger Brands Ltd.	168	4,717
Vodacom Group Ltd.	623	7,811

Total South Africa		56,643

South Korea - 3.5%
Hana Financial Group, Inc.	98	3,876
Hyundai Motor Co.	80	11,152
Kangwon Land, Inc.	120	3,655
KB Financial Group, Inc.	118	5,951
Kia Motors Corp.	89	2,971
Korea Electric Power Corp.	574	20,469
Korea Zinc Co., Ltd.	1	399
KT&G Corp.	68	6,954
LG Chem Ltd.	21	5,341
NAVER Corp.	4	2,930
POSCO	49	12,291
Samsung Electronics Co., Ltd.	27	56,093
Samsung Fire & Marine Insurance Co., Ltd.	15	3,690
Samsung Life Insurance Co., Ltd.	46	4,704
Shinhan Financial Group Co., Ltd.	151	6,506
SK Holdings Co., Ltd.	15	3,645
SK Hynix, Inc.	123	7,246
SK Innovation Co., Ltd.	43	5,957
SK Telecom Co., Ltd.	50	11,624

Total South Korea		175,454

Spain - 2.7%
ACS Actividades de Construccion y Servicios S.A.	129	4,977
Amadeus IT Group S.A.	151	9,016
Banco Bilbao Vizcaya Argentaria S.A.	1,531	12,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
Banco de Sabadell S.A.	2,733	$5,545
Banco Santander S.A.	2,313	15,280
Bankinter S.A.	321	2,953
Enagas S.A.	161	4,508
Endesa S.A.(a)	420	9,662
Gas Natural SDG S.A.	24	561
Iberdrola S.A.	2,331	18,432
Industria de Diseno Textil S.A.	370	14,183
Red Electrica Corp. S.A.(a)	265	5,530
Repsol S.A.	520	7,947
Telefonica S.A.	2,374	24,472

Total Spain		135,752

Sweden - 2.2%
Alfa Laval AB	334	6,827
Assa Abloy AB Class B	304	6,672
Atlas Copco AB Class B	404	13,943
Electrolux AB Series B	150	4,910
Getinge AB Class B	254	4,966
Hennes & Mauritz AB Class B	197	4,903
Hexagon AB Class B	13	617
Nordea Bank AB	895	11,375
Sandvik AB	584	9,174
Skandinaviska Enskilda Banken AB Class A	591	7,140
SKF AB Class B	246	4,979
Svenska Cellulosa AB SCA Class B	224	1,693
Svenska Handelsbanken AB Class A	295	4,218
Swedbank AB Class A	189	4,600
Telefonaktiebolaget LM Ericsson Class B	976	6,972
Telia Co. AB	1,099	5,054
Volvo AB Class B	600	10,215

Total Sweden		108,258

Switzerland - 7.5%
ABB Ltd. Registered Shares	884	21,859
Cie Financiere Richemont S.A. Registered Shares	135	11,137
Credit Suisse Group AG Registered Shares*	934	13,518
EMS-Chemie Holding AG Registered Shares	9	6,644
Givaudan S.A. Registered Shares	4	8,011
Julius Baer Group Ltd.*	88	4,636
Kuehne + Nagel International AG Registered Shares	48	8,020
LafargeHolcim Ltd. Registered Shares*	178	10,204
Nestle S.A. Registered Shares	820	71,455
Novartis AG Registered Shares	755	62,913
Partners Group Holding AG	14	8,691
Roche Holding AG Bearer Shares	37	9,543
Roche Holding AG Genusschein	199	50,745
Schindler Holding AG Registered Shares	29	6,020
SGS S.A. Registered Shares	4	9,699
Sonova Holding AG Registered Shares	49	7,967
Swatch Group AG (The) Registered Shares	70	5,120
Swiss Re AG	134	12,265
Swisscom AG Registered Shares	10	4,832
UBS Group AG Registered Shares*	1,711	29,015
Zurich Insurance Group AG	46	13,406

Total Switzerland		375,700

Taiwan - 2.8%
Asustek Computer, Inc.	1,000	9,451
Cathay Financial Holding Co., Ltd.	4,000	6,588
China Steel Corp.	2,000	1,627
Chunghwa Telecom Co., Ltd.	4,000	14,201
Delta Electronics, Inc.	1,000	5,473
First Financial Holding Co., Ltd.	11,035	7,382
Formosa Petrochemical Corp.	2,000	6,903
Formosa Plastics Corp.	2,000	6,095
Hon Hai Precision Industry Co., Ltd.	5,940	22,846
Hua Nan Financial Holdings Co., Ltd.	9,550	5,541
MediaTek, Inc.	1,000	8,564
Mega Financial Holding Co., Ltd.	6,000	4,990
Nan Ya Plastics Corp.	3,000	7,446
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	34,270

Total Taiwan		141,377

Thailand - 0.3%
CP ALL PCL NVDR	2,900	5,357
PTT PCL NVDR	700	7,624

Total Thailand		12,981

Turkey - 0.2%
Akbank TAS	1,183	3,291
Turkiye Garanti Bankasi AS	1,630	4,530

Total Turkey		7,821

United Kingdom - 14.5%
Admiral Group PLC	194	5,047
AstraZeneca PLC	379	25,280
Aviva PLC	664	4,537
BAE Systems PLC	941	7,743
Barclays PLC	3,517	9,262
BHP Billiton PLC	434	6,630
Booker Group PLC	2,637	6,378
BP PLC	9,564	55,010
British American Tobacco PLC	501	34,061
British Land Co. PLC (The)	761	5,985
BT Group PLC	200	766
Capita PLC	690	6,198
Carnival PLC	102	6,731
Centrica PLC	2,730	7,099
Compass Group PLC	492	10,360
Derwent London PLC	178	6,136
Diageo PLC	597	17,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

Investments	Shares	Value
GKN PLC	1,260	$5,336
GlaxoSmithKline PLC	1,967	41,788
Halma PLC	396	5,658
Hammerson PLC	877	6,545
HSBC Holdings PLC	7,345	67,902
Imperial Brands PLC	319	14,289
Inmarsat PLC	490	4,898
ITV PLC	2,867	6,756
Johnson Matthey PLC	86	3,207
Land Securities Group PLC	562	7,395
Legal & General Group PLC	1,132	3,798
Lloyds Banking Group PLC	17,890	15,372
London Stock Exchange Group PLC	114	5,399
Marks & Spencer Group PLC	1,603	6,940
Melrose Industries PLC	1,040	3,276
National Grid PLC	1,023	12,648
Old Mutual PLC	1,632	4,100
Pearson PLC	490	4,401
Persimmon PLC	265	7,717
Prudential PLC	261	5,970
Reckitt Benckiser Group PLC	134	13,549
RELX N.V.	340	6,980
RELX PLC	422	9,099
Rio Tinto PLC	430	18,108
Rolls-Royce Holdings PLC*	387	4,479
Royal Dutch Shell PLC Class A	2,286	60,427
Royal Dutch Shell PLC Class B	1,752	46,938
Royal Mail PLC	712	3,895
Schroders PLC	198	7,983
Severn Trent PLC	134	3,798
Smiths Group PLC	344	7,136
SSE PLC	292	5,511
St. James’s Place PLC	428	6,571
TechnipFMC PLC*	70	1,896
Unilever N.V. CVA	496	27,335
Unilever PLC	295	15,922
United Utilities Group PLC	525	5,916
Vodafone Group PLC	9,574	27,080
Whitbread PLC	109	5,617

Total United Kingdom		726,450

TOTAL COMMON STOCKS (Cost: $4,570,072)		4,927,393

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17*	129	103
Repsol S.A., expiring 7/6/17*	520	237

TOTAL RIGHTS (Cost: $356)		340

EXCHANGE-TRADED NOTE - 1.8%
United States - 1.8%
iPath MSCI India Index ETN* (Cost: $77,267)	1,135	86,986

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $19,461)(d)	19,461	19,461

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $4,667,156)		5,034,180
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(23,015)

NET ASSETS - 100.0%		$5,011,165

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $38,532 and the total market value of the collateral held by the Fund was $40,929. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,468.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	AUD	57,099	USD	42,486	$(1,312)
7/5/2017	AUD	57,102	USD	42,486	(1,314)
7/5/2017	AUD	57,119	USD	42,486	(1,327)
7/5/2017	AUD	57,103	USD	42,486	(1,315)
7/5/2017	AUD	43,515	USD	32,375	(1,003)
7/5/2017	CHF	78,094	USD	80,890	(657)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

7/5/2017	CHF	78,094	USD	80,890	(658)
7/5/2017	CHF	78,098	USD	80,890	(661)
7/5/2017	CHF	78,088	USD	80,890	(651)
7/5/2017	CHF	59,503	USD	61,634	(500)
7/5/2017	DKK	92,111	USD	13,948	(182)
7/5/2017	DKK	92,100	USD	13,948	(180)
7/5/2017	DKK	92,105	USD	13,948	(181)
7/5/2017	DKK	92,105	USD	13,948	(181)
7/5/2017	DKK	70,199	USD	10,630	(139)
7/5/2017	EUR	239,307	USD	269,582	(3,360)
7/5/2017	EUR	239,308	USD	269,582	(3,360)
7/5/2017	EUR	239,305	USD	269,582	(3,358)
7/5/2017	EUR	239,345	USD	269,582	(3,404)
7/5/2017	EUR	182,332	USD	205,396	(2,563)
7/5/2017	GBP	115,548	USD	149,327	(764)
7/5/2017	GBP	115,548	USD	149,327	(763)
7/5/2017	GBP	115,553	USD	149,327	(770)
7/5/2017	GBP	115,548	USD	149,327	(764)
7/5/2017	GBP	88,040	USD	113,775	(585)
7/5/2017	HKD	464,976	USD	59,713	150
7/5/2017	HKD	464,922	USD	59,713	157
7/5/2017	HKD	464,950	USD	59,713	153
7/5/2017	HKD	464,931	USD	59,713	156
7/5/2017	HKD	354,281	USD	45,500	117
7/5/2017	HUF	193,332	USD	706	(7)
7/5/2017	HUF	193,339	USD	706	(7)
7/5/2017	HUF	193,341	USD	706	(7)
7/5/2017	HUF	193,340	USD	706	(7)
7/5/2017	HUF	147,329	USD	538	(6)
7/5/2017	IDR	271,391,565	USD	20,291	(72)
7/5/2017	ILS	11,123	USD	3,146	(41)
7/5/2017	ILS	11,123	USD	3,146	(42)
7/5/2017	ILS	11,124	USD	3,146	(42)
7/5/2017	ILS	11,124	USD	3,146	(42)
7/5/2017	ILS	8,494	USD	2,401	(33)
7/5/2017	INR	5,696,738	USD	87,926	(112)
7/5/2017	JPY	420,892	AUD	4,868	(12)
7/5/2017	JPY	96,257	DKK	5,573	(2)
7/5/2017	JPY	998,002	EUR	7,770	(20)
7/5/2017	JPY	335,908	SEK	25,157	(7)
7/5/2017	JPY	22,280,049	USD	201,768	3,476
7/5/2017	JPY	22,279,787	USD	201,768	3,479
7/5/2017	JPY	22,281,926	USD	201,768	3,460
7/5/2017	JPY	22,279,908	USD	201,768	3,478
7/5/2017	JPY	16,975,315	USD	153,731	2,651
7/5/2017	KRW	195,911,506	USD	174,890	3,721
7/5/2017	MXN	123,688	USD	6,578	(256)
7/5/2017	MXN	123,710	USD	6,578	(257)
7/5/2017	MXN	123,702	USD	6,578	(257)
7/5/2017	MXN	123,697	USD	6,578	(256)
7/5/2017	MXN	94,307	USD	5,015	(195)
7/5/2017	MYR	66,670	USD	15,581	51
7/5/2017	NOK	42,209	USD	5,014	(25)
7/5/2017	NOK	42,211	USD	5,014	(25)
7/5/2017	NOK	42,211	USD	5,014	(25)
7/5/2017	NOK	42,210	USD	5,014	(25)
7/5/2017	NOK	32,184	USD	3,823	(19)
7/5/2017	NZD	1,816	USD	1,288	(42)
7/5/2017	NZD	1,816	USD	1,288	(42)
7/5/2017	NZD	1,816	USD	1,288	(42)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

7/5/2017	NZD	1,816	USD	1,288	(42)
7/5/2017	NZD	1,390	USD	986	(32)
7/5/2017	PHP	473,609	USD	9,506	103
7/5/2017	PLN	4,761	USD	1,279	(5)
7/5/2017	PLN	4,761	USD	1,279	(5)
7/5/2017	PLN	4,761	USD	1,279	(5)
7/5/2017	PLN	4,762	USD	1,279	(5)
7/5/2017	PLN	3,645	USD	979	(4)
7/5/2017	SEK	206,031	USD	23,796	(631)
7/5/2017	SEK	206,034	USD	23,796	(631)
7/5/2017	SEK	206,029	USD	23,796	(631)
7/5/2017	SEK	206,030	USD	23,796	(631)
7/5/2017	SEK	156,996	USD	18,132	(481)
7/5/2017	SGD	12,838	USD	9,284	(40)
7/5/2017	SGD	12,840	USD	9,284	(41)
7/5/2017	SGD	12,840	USD	9,284	(41)
7/5/2017	SGD	12,839	USD	9,284	(41)
7/5/2017	SGD	9,784	USD	7,075	(31)
7/5/2017	THB	513,243	USD	15,040	(61)
7/5/2017	TRY	5,360	USD	1,501	(20)
7/5/2017	TRY	5,362	USD	1,501	(20)
7/5/2017	TRY	5,361	USD	1,501	(20)
7/5/2017	TRY	5,361	USD	1,501	(20)
7/5/2017	TRY	4,101	USD	1,148	(15)
7/5/2017	TWD	4,143,595	USD	137,653	1,286
7/5/2017	USD	1,113	AUD	1,467	12
7/5/2017	USD	42,253	AUD	55,084	(1)
7/5/2017	USD	42,253	AUD	55,084	(1)
7/5/2017	USD	32,194	AUD	41,970	(1)
7/5/2017	USD	42,253	AUD	55,083	(1)
7/5/2017	USD	42,253	AUD	55,084	(1)
7/5/2017	USD	2,120	CHF	2,056	27
7/5/2017	USD	80,445	CHF	77,040	2
7/5/2017	USD	80,445	CHF	77,039	1
7/5/2017	USD	61,294	CHF	58,700	1
7/5/2017	USD	80,445	CHF	77,036	(2)
7/5/2017	USD	80,445	CHF	77,040	2
7/5/2017	USD	2,007	CHF	1,924	2
7/5/2017	USD	366	DKK	2,428	6
7/5/2017	USD	13,871	DKK	90,424	—
7/5/2017	USD	13,871	DKK	90,424	—
7/5/2017	USD	10,572	DKK	68,918	—
7/5/2017	USD	13,871	DKK	90,427	1
7/5/2017	USD	13,871	DKK	90,425	—
7/5/2017	USD	7,065	EUR	6,303	124
7/5/2017	USD	268,098	EUR	235,054	(7)
7/5/2017	USD	204,267	EUR	179,091	(5)
7/5/2017	USD	268,098	EUR	235,056	(5)
7/5/2017	USD	268,098	EUR	235,053	(8)
7/5/2017	USD	268,098	EUR	235,055	(7)
7/5/2017	USD	3,914	GBP	3,071	75
7/5/2017	USD	148,505	GBP	114,324	(4)
7/5/2017	USD	113,149	GBP	87,106	(3)
7/5/2017	USD	148,505	GBP	114,325	(2)
7/5/2017	USD	148,505	GBP	114,324	(5)
7/5/2017	USD	148,505	GBP	114,324	(4)
7/5/2017	USD	1,565	HKD	12,203	(2)
7/5/2017	USD	59,385	HKD	463,574	(2)
7/5/2017	USD	45,247	HKD	353,210	(1)
7/5/2017	USD	59,385	HKD	463,580	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

7/5/2017	USD	59,385	HKD	463,563	(3)
7/5/2017	USD	59,385	HKD	463,574	(2)
7/5/2017	USD	706	HUF	191,337	—
7/5/2017	USD	538	HUF	145,807	—
7/5/2017	USD	706	HUF	191,335	—
7/5/2017	USD	706	HUF	191,342	—
7/5/2017	USD	706	HUF	191,333	—
7/5/2017	USD	20,337	IDR	271,391,565	27
7/5/2017	USD	3,146	ILS	10,979	—
7/5/2017	USD	3,146	ILS	10,979	—
7/5/2017	USD	2,401	ILS	8,379	—
7/5/2017	USD	3,146	ILS	10,979	—
7/5/2017	USD	3,146	ILS	10,979	—
7/5/2017	USD	123	ILS	431	—
7/5/2017	USD	87,940	INR	5,696,738	98
7/5/2017	USD	5,288	JPY	588,886	(47)
7/5/2017	USD	200,658	JPY	22,546,534	5
7/5/2017	USD	152,883	JPY	17,178,361	4
7/5/2017	USD	200,658	JPY	22,546,334	4
7/5/2017	USD	200,658	JPY	22,546,615	6
7/5/2017	USD	200,658	JPY	22,546,494	5
7/5/2017	USD	171,221	KRW	195,911,506	(52)
7/5/2017	USD	172	MXN	3,076	(2)
7/5/2017	USD	6,542	MXN	118,412	—
7/5/2017	USD	4,987	MXN	90,266	—
7/5/2017	USD	6,542	MXN	118,410	—
7/5/2017	USD	6,542	MXN	118,414	—
7/5/2017	USD	6,542	MXN	118,409	—
7/5/2017	USD	1,016	MXN	18,428	2
7/5/2017	USD	15,435	MYR	66,670	95
7/5/2017	USD	5,014	NOK	42,002	—
7/5/2017	USD	5,014	NOK	42,001	—
7/5/2017	USD	3,823	NOK	32,025	—
7/5/2017	USD	5,014	NOK	42,002	—
7/5/2017	USD	5,014	NOK	42,002	—
7/5/2017	USD	1,288	NZD	1,759	—
7/5/2017	USD	986	NZD	1,347	—
7/5/2017	USD	1,288	NZD	1,759	—
7/5/2017	USD	1,288	NZD	1,759	—
7/5/2017	USD	1,288	NZD	1,759	—
7/5/2017	USD	198	NZD	271	—
7/5/2017	USD	9,322	PHP	473,609	80
7/5/2017	USD	1,279	PLN	4,743	—
7/5/2017	USD	979	PLN	3,630	—
7/5/2017	USD	1,279	PLN	4,743	—
7/5/2017	USD	1,279	PLN	4,743	—
7/5/2017	USD	1,279	PLN	4,743	—
7/5/2017	USD	624	SEK	5,434	20
7/5/2017	USD	23,665	SEK	199,609	1
7/5/2017	USD	23,665	SEK	199,606	—
7/5/2017	USD	18,032	SEK	152,096	—
7/5/2017	USD	23,665	SEK	199,610	1
7/5/2017	USD	23,665	SEK	199,609	1
7/5/2017	USD	243	SGD	337	2
7/5/2017	USD	9,233	SGD	12,712	—
7/5/2017	USD	7,036	SGD	9,687	—
7/5/2017	USD	9,233	SGD	12,712	—
7/5/2017	USD	9,233	SGD	12,712	—
7/5/2017	USD	9,233	SGD	12,712	—
7/5/2017	USD	15,104	THB	513,243	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

7/5/2017	USD	1,501	TRY	5,290	—
7/5/2017	USD	1,148	TRY	4,046	—
7/5/2017	USD	1,501	TRY	5,290	—
7/5/2017	USD	1,501	TRY	5,291	—
7/5/2017	USD	1,501	TRY	5,290	—
7/5/2017	USD	96	TRY	337	—
7/5/2017	USD	136,289	TWD	4,143,595	78
7/5/2017	USD	339	ZAR	4,361	(6)
7/5/2017	USD	12,846	ZAR	168,310	—
7/5/2017	USD	12,846	ZAR	168,312	—
7/5/2017	USD	9,790	ZAR	128,270	—
7/5/2017	USD	12,846	ZAR	168,306	(1)
7/5/2017	USD	12,846	ZAR	168,315	—
7/5/2017	USD	552	ZAR	7,231	—
7/5/2017	ZAR	171,337	USD	12,917	(160)
7/5/2017	ZAR	171,361	USD	12,917	(162)
7/5/2017	ZAR	171,256	USD	12,917	(153)
7/5/2017	ZAR	171,362	USD	12,917	(162)
7/5/2017	ZAR	130,602	USD	9,845	(123)
7/6/2017	BRL	24,982	USD	7,645	107
7/6/2017	BRL	24,982	USD	7,641	103
7/6/2017	BRL	24,982	USD	7,646	107
7/6/2017	BRL	24,982	USD	7,642	104
7/6/2017	BRL	19,036	USD	5,832	88
7/6/2017	CAD	92,909	USD	68,827	(2,715)
7/6/2017	CAD	92,905	USD	68,827	(2,712)
7/6/2017	CAD	92,904	USD	68,827	(2,711)
7/6/2017	CAD	92,905	USD	68,827	(2,711)
7/6/2017	CAD	70,787	USD	52,442	(2,065)
7/6/2017	CLP	794,030	USD	1,181	(13)
7/6/2017	CLP	794,030	USD	1,181	(14)
7/6/2017	CLP	794,030	USD	1,181	(14)
7/6/2017	CLP	794,030	USD	1,181	(14)
7/6/2017	CLP	604,976	USD	901	(9)
7/6/2017	USD	5,744	BRL	19,036	—
7/6/2017	USD	7,538	BRL	24,982	—
7/6/2017	USD	7,540	BRL	24,982	(2)
7/6/2017	USD	7,538	BRL	24,982	1
7/6/2017	USD	7,540	BRL	24,982	(2)
7/6/2017	USD	1,804	CAD	2,388	35
7/6/2017	USD	68,448	CAD	88,893	1
7/6/2017	USD	68,448	CAD	88,893	1
7/6/2017	USD	52,154	CAD	67,732	1
7/6/2017	USD	68,448	CAD	88,888	(2)
7/6/2017	USD	68,448	CAD	88,888	(2)
7/6/2017	USD	911	CLP	604,976	(1)
7/6/2017	USD	1,195	CLP	794,030	—
7/6/2017	USD	1,195	CLP	794,030	—
7/6/2017	USD	1,195	CLP	794,030	(1)
7/6/2017	USD	1,194	CLP	794,030	—
8/2/2017	AUD	57,610	USD	44,176	1
8/2/2017	AUD	57,611	USD	44,176	1
8/2/2017	AUD	43,896	USD	33,660	1
8/2/2017	AUD	57,610	USD	44,176	1
8/2/2017	AUD	57,610	USD	44,176	1
8/2/2017	DKK	91,336	USD	14,032	—
8/2/2017	DKK	91,336	USD	14,032	—
8/2/2017	DKK	69,603	USD	10,693	(1)
8/2/2017	DKK	91,340	USD	14,032	(1)
8/2/2017	DKK	91,339	USD	14,032	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

8/2/2017	EUR	232,862	USD	265,976	4
8/2/2017	EUR	177,423	USD	202,652	2
8/2/2017	EUR	232,865	USD	265,976	—
8/2/2017	EUR	232,864	USD	265,976	2
8/2/2017	EUR	232,862	USD	265,976	4
8/2/2017	GBP	112,177	USD	145,843	2
8/2/2017	GBP	85,470	USD	111,121	2
8/2/2017	GBP	112,178	USD	145,843	1
8/2/2017	GBP	112,178	USD	145,843	1
8/2/2017	GBP	112,176	USD	145,843	3
8/2/2017	HKD	454,257	USD	58,237	(2)
8/2/2017	HKD	346,118	USD	44,373	(1)
8/2/2017	HKD	454,247	USD	58,237	—
8/2/2017	HKD	454,233	USD	58,237	2
8/2/2017	HKD	454,255	USD	58,237	(1)
8/2/2017	HUF	191,984	USD	709	—
8/2/2017	HUF	147,008	USD	543	—
8/2/2017	HUF	191,933	USD	709	—
8/2/2017	HUF	191,951	USD	709	—
8/2/2017	HUF	191,937	USD	709	—
8/2/2017	NOK	40,388	USD	4,824	—
8/2/2017	NOK	40,386	USD	4,824	—
8/2/2017	NOK	30,784	USD	3,677	—
8/2/2017	NOK	40,387	USD	4,824	—
8/2/2017	NOK	40,387	USD	4,824	—
8/2/2017	NZD	1,876	USD	1,373	—
8/2/2017	NZD	1,876	USD	1,373	—
8/2/2017	NZD	1,435	USD	1,050	—
8/2/2017	NZD	1,876	USD	1,373	—
8/2/2017	NZD	1,876	USD	1,373	—
8/2/2017	PHP	466,070	USD	9,223	28
8/2/2017	PLN	4,725	USD	1,274	—
8/2/2017	PLN	4,725	USD	1,274	—
8/2/2017	PLN	3,612	USD	974	—
8/2/2017	PLN	4,725	USD	1,274	—
8/2/2017	PLN	4,725	USD	1,274	—
8/2/2017	SEK	196,051	USD	23,279	(1)
8/2/2017	SEK	149,378	USD	17,737	(1)
8/2/2017	SEK	196,047	USD	23,279	—
8/2/2017	SEK	196,054	USD	23,279	(1)
8/2/2017	SEK	196,051	USD	23,279	(1)
8/2/2017	TRY	5,482	USD	1,543	—
8/2/2017	TRY	5,482	USD	1,543	—
8/2/2017	TRY	4,178	USD	1,176	—
8/2/2017	TRY	5,482	USD	1,543	—
8/2/2017	TRY	5,482	USD	1,543	—
8/3/2017	BRL	18,218	USD	5,463	(1)
8/3/2017	BRL	23,905	USD	7,170	—
8/3/2017	BRL	23,905	USD	7,171	1
8/3/2017	BRL	23,905	USD	7,169	(1)
8/3/2017	BRL	23,905	USD	7,169	(1)
8/3/2017	CAD	91,181	USD	70,244	(3)
8/3/2017	CAD	91,179	USD	70,244	(2)
8/3/2017	CAD	69,475	USD	53,523	(2)
8/3/2017	CAD	91,177	USD	70,244	—
8/3/2017	CAD	91,177	USD	70,244	(1)
8/3/2017	CHF	75,535	USD	79,015	(3)
8/3/2017	CHF	75,535	USD	79,015	(3)
8/3/2017	CHF	57,552	USD	60,203	(3)
8/3/2017	CHF	75,532	USD	79,015	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

8/3/2017	CHF	75,534	USD	79,015	(2)
8/3/2017	CLP	747,164	USD	1,123	—
8/3/2017	CLP	569,270	USD	856	1
8/3/2017	CLP	747,164	USD	1,123	—
8/3/2017	CLP	747,164	USD	1,123	—
8/3/2017	CLP	747,164	USD	1,123	—
8/3/2017	IDR	281,011,888	USD	20,987	(18)
8/3/2017	ILS	11,808	USD	3,387	—
8/3/2017	ILS	11,808	USD	3,387	—
8/3/2017	ILS	9,009	USD	2,584	—
8/3/2017	ILS	11,808	USD	3,387	—
8/3/2017	ILS	11,808	USD	3,387	—
8/3/2017	INR	5,413,592	USD	83,273	(76)
8/3/2017	JPY	22,693,235	USD	202,206	(7)
8/3/2017	JPY	22,692,932	USD	202,206	(5)
8/3/2017	JPY	17,290,596	USD	154,066	(6)
8/3/2017	JPY	22,693,660	USD	202,206	(11)
8/3/2017	JPY	22,693,215	USD	202,206	(7)
8/3/2017	KRW	198,995,527	USD	173,975	57
8/3/2017	MXN	120,254	USD	6,613	(1)
8/3/2017	MXN	120,249	USD	6,613	—
8/3/2017	MXN	91,687	USD	5,042	(1)
8/3/2017	MXN	120,258	USD	6,613	(1)
8/3/2017	MXN	120,252	USD	6,613	(1)
8/3/2017	MYR	67,384	USD	15,674	48
8/3/2017	SGD	12,947	USD	9,407	—
8/3/2017	SGD	12,947	USD	9,407	—
8/3/2017	SGD	9,868	USD	7,170	—
8/3/2017	SGD	12,946	USD	9,407	—
8/3/2017	SGD	12,947	USD	9,407	(1)
8/3/2017	THB	503,084	USD	14,797	(5)
8/3/2017	TWD	4,271,319	USD	140,328	59
8/3/2017	ZAR	161,352	USD	12,254	—
8/3/2017	ZAR	122,972	USD	9,339	—
8/3/2017	ZAR	161,358	USD	12,254	—
8/3/2017	ZAR	161,347	USD	12,254	—
8/3/2017	ZAR	161,357	USD	12,254	—

					$(25,541)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2017

THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 11.5%
Abacus Property Group	1,843	$4,580
BWP Trust	2,203	5,036
Charter Hall Group	1,484	6,261
Charter Hall Retail REIT	1,521	4,748
Cromwell Property Group	10,797	7,868
Dexus	3,367	24,484
Goodman Group	4,611	27,835
GPT Group (The)	5,748	21,119
Growthpoint Properties Australia Ltd.(a)	2,308	5,559
Investa Office Fund	2,238	7,536
LendLease Group	1,672	21,354
Mirvac Group	14,037	22,934
Scentre Group	17,455	54,225
Shopping Centres Australasia Property Group	1,574	2,644
Stockland(a)	9,585	32,202
Vicinity Centres	16,459	32,446
Westfield Corp.	4,267	26,282

Total Australia		307,113

Austria - 0.6%
BUWOG AG*	136	3,902
CA Immobilien Anlagen AG	288	7,016
IMMOFINANZ AG*	2,392	5,459

Total Austria		16,377

Belgium - 0.6%
Befimmo S.A.	75	4,453
Cofinimmo S.A.	80	9,823

Total Belgium		14,276

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	315	6,210

Canada - 5.1%
Allied Properties Real Estate Investment Trust	232	6,953
Artis Real Estate Investment Trust	1,017	10,258
Boardwalk Real Estate Investment Trust	195	7,140
Canadian Apartment Properties REIT	354	9,151
Canadian Real Estate Investment Trust	250	8,830
Cominar Real Estate Investment Trust	871	8,524
Dream Office Real Estate Investment Trust	729	10,974
First Capital Realty, Inc.(a)	712	10,833
Granite Real Estate Investment Trust	211	8,333
H&R Real Estate Investment Trust	1,190	20,177
RioCan Real Estate Investment Trust	1,169	21,666
Smart Real Estate Investment Trust	485	11,995

Total Canada		134,834

Chile - 0.1%
Parque Arauco S.A.	1,295	3,255

China - 14.4%
China Jinmao Holdings Group Ltd.	30,000	12,375
China Overseas Land & Investment Ltd.	20,000	58,541
China Resources Land Ltd.	14,200	41,383
China South City Holdings Ltd.	16,000	2,972
China Vanke Co., Ltd. Class H*	3,900	11,041
CIFI Holdings Group Co., Ltd.	40,000	17,780
Country Garden Holdings Co., Ltd.	62,000	71,877
Future Land Development Holdings Ltd.	16,000	6,108
Guangzhou R&F Properties Co., Ltd. Class H	9,200	14,307
Guorui Properties Ltd.	4,000	1,204
KWG Property Holding Ltd.	15,500	10,384
Logan Property Holdings Co., Ltd.	14,000	9,236
Longfor Properties Co., Ltd.	15,500	33,317
Red Star Macalline Group Corp. Ltd. Class H(b)	4,400	4,509
Shenzhen Investment Ltd.	30,000	13,258
Shimao Property Holdings Ltd.	15,500	26,527
Shui On Land Ltd.	11,500	2,784
Sino-Ocean Group Holding Ltd.	16,500	8,074
Sunac China Holdings Ltd.(a)	11,000	22,996
Yuexiu Property Co., Ltd.	50,000	8,519
Yuzhou Properties Co., Ltd.	15,000	8,877

Total China		386,069

Finland - 0.5%
Citycon Oyj	2,698	7,072
Sponda Oyj	1,016	5,875

Total Finland		12,947

France - 7.8%
Fonciere Des Regions	283	26,216
Gecina S.A.	198	31,018
ICADE	339	28,418
Klepierre	909	37,204
Nexity S.A.*	231	13,405
Unibail-Rodamco SE(a)	291	73,234

Total France		209,495

Germany - 3.1%
alstria office REIT-AG	440	5,939
Deutsche Euroshop AG	84	3,306
Deutsche Wohnen AG Bearer Shares	462	17,647
LEG Immobilien AG	121	11,359
TAG Immobilien AG	440	6,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

Investments	Shares	Value
Vonovia SE	968	$38,383

Total Germany		83,542

Hong Kong - 19.1%
Champion REIT	19,000	12,096
Hang Lung Group Ltd.	3,000	12,413
Hang Lung Properties Ltd.	13,000	32,473
Henderson Land Development Co., Ltd.	8,360	46,638
Hui Xian REIT	29,000	13,301
Hysan Development Co., Ltd.	3,000	14,315
Joy City Property Ltd.	12,000	1,875
Kowloon Development Co., Ltd.	3,000	3,263
Link REIT	6,000	45,655
New World Development Co., Ltd.	28,000	35,545
Sino Land Co., Ltd.	16,000	26,235
Sun Hung Kai Properties Ltd.	6,000	88,158
Swire Pacific Ltd. Class A	2,500	24,419
Swire Pacific Ltd. Class B	5,000	8,749
Swire Properties Ltd.	12,400	40,902
Wharf Holdings Ltd. (The)	8,000	66,304
Wheelock & Co., Ltd.	4,000	30,180
Yuexiu Real Estate Investment Trust	13,000	8,077

Total Hong Kong		510,598

Indonesia - 0.1%
Bumi Serpong Damai Tbk PT	17,800	2,444
Summarecon Agung Tbk PT	3,300	320

Total Indonesia		2,764

Ireland - 0.1%
Green REIT PLC	1,513	2,456
Hibernia REIT PLC	433	679

Total Ireland		3,135

Israel - 1.0%
Alony Hetz Properties & Investments Ltd.	381	3,853
Azrieli Group Ltd.	202	11,230
Gazit-Globe Ltd.	624	6,029
Melisron Ltd.	124	6,520

Total Israel		27,632

Italy - 0.2%
Beni Stabili SpA SIIQ	6,480	4,671

Japan - 6.9%
Daibiru Corp.	500	5,198
Daito Trust Construction Co., Ltd.	200	31,141
Daiwa House Industry Co., Ltd.	1,500	51,237
Hulic Co., Ltd.	1,000	10,208
Kenedix, Inc.	700	3,302
Leopalace21 Corp.	700	4,348
Mitsubishi Estate Co., Ltd.	900	16,769
Mitsui Fudosan Co., Ltd.	1,100	26,242
Nomura Real Estate Holdings, Inc.	600	11,769
NTT Urban Development Corp.	400	3,859
Open House Co., Ltd.	100	3,079
TOC Co., Ltd.	200	1,889
Tokyo Tatemono Co., Ltd.	600	7,860
Tokyu Fudosan Holdings Corp.	1,100	6,501

Total Japan		183,402

Malaysia - 1.6%
IGB Real Estate Investment Trust	12,600	5,166
IOI Properties Group Bhd	10,525	5,394
KLCCP Stapled Group	5,600	10,423
Pavilion Real Estate Investment Trust	4,200	1,722
SP Setia Bhd Group	9,900	8,049
Sunway Bhd	5,353	4,888
Sunway Real Estate Investment Trust	12,200	5,059
UEM Sunrise Bhd*	7,400	2,069

Total Malaysia		42,770

Mexico - 1.5%
Concentradora Fibra Danhos S.A. de C.V.	4,893	8,832
Fibra Uno Administracion S.A. de C.V.	12,062	22,938
PLA Administradora Industrial S de RL de C.V.*	1,891	3,491
Prologis Property Mexico S.A. de C.V.	2,900	5,542

Total Mexico		40,803

Netherlands - 0.5%
Eurocommercial Properties N.V. CVA	153	6,105
Wereldhave N.V.	165	8,079

Total Netherlands		14,184

New Zealand - 0.5%
Goodman Property Trust	4,744	4,342
Kiwi Property Group Ltd.	4,783	4,938
Precinct Properties New Zealand Ltd.	3,787	3,411

Total New Zealand		12,691

Norway - 0.3%
Entra ASA(b)	669	8,306

Philippines - 1.0%
Ayala Land, Inc.	10,800	8,508
Megaworld Corp.	32,000	2,727
Robinsons Land Corp.	2,300	1,105
SM Prime Holdings, Inc.	18,400	12,033
Vista Land & Lifescapes, Inc.	28,400	3,270

Total Philippines		27,643

Russia - 0.3%
LSR Group PJSC GDR Reg S	2,374	6,766

Singapore - 9.2%
Ascendas Real Estate Investment Trust	14,216	26,948
Ascott Residence Trust	4,373	3,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

Investments	Shares	Value
CapitaLand Commercial Trust	14,000	$16,879
CapitaLand Ltd.	10,200	25,929
CapitaLand Mall Trust	12,000	17,213
CapitaLand Retail China Trust	3,000	3,573
CDL Hospitality Trusts(a)	5,800	6,972
City Developments Ltd.	1,400	10,910
Frasers Centrepoint Ltd.	4,600	6,281
Frasers Centrepoint Trust	3,900	6,062
Global Logistic Properties Ltd.	10,500	21,811
Keppel REIT	11,900	9,896
Mapletree Commercial Trust	9,515	11,023
Mapletree Greater China Commercial Trust	12,900	10,119
Mapletree Industrial Trust	9,800	13,239
Mapletree Logistics Trust	13,600	11,804
Sinarmas Land Ltd.(a)	700	219
SPH REIT	7,800	5,665
Starhill Global REIT	8,900	5,042
Suntec Real Estate Investment Trust	12,000	16,298
UOL Group Ltd.	1,900	10,543
Wheelock Properties Singapore Ltd.	4,100	5,583

Total Singapore		245,677

South Africa - 3.1%
Fortress Income Fund Ltd.	3,587	9,500
Fortress Income Fund Ltd. Class A	5,522	7,232
Growthpoint Properties Ltd.	15,022	28,066
Hyprop Investments Ltd.	934	8,322
Redefine Properties Ltd.	24,130	19,374
Resilient REIT Ltd.	1,207	11,215

Total South Africa		83,709

Spain - 0.5%
Inmobiliaria Colonial S.A.	801	6,969
Merlin Properties Socimi S.A.	391	4,932

Total Spain		11,901

Sweden - 1.4%
Castellum AB	470	6,893
Fabege AB	334	6,415
Hemfosa Fastigheter AB	524	5,653
Hufvudstaden AB Class A	441	7,304
Klovern AB Class B	2,739	2,994
Wallenstam AB Class B	532	5,119
Wihlborgs Fastigheter AB	182	3,841

Total Sweden		38,219

Switzerland - 1.2%
PSP Swiss Property AG Registered Shares	123	11,508
Swiss Prime Site AG Registered Shares*	223	20,282

Total Switzerland		31,790

Taiwan - 0.6%
Highwealth Construction Corp.	10,000	16,568

Thailand - 1.1%
Central Pattana PCL NVDR	4,800	9,785
Land & Houses PCL NVDR	47,300	13,924
Supalai PCL NVDR	8,600	6,582

Total Thailand		30,291

United Kingdom - 6.0%
Assura PLC	11,677	9,677
Big Yellow Group PLC	692	7,119
British Land Co. PLC (The)	3,021	23,761
Capital & Counties Properties PLC	1,687	6,414
Grainger PLC	2,889	9,870
Hammerson PLC	2,196	16,388
Intu Properties PLC	3,489	12,196
Land Securities Group PLC	1,858	24,448
NewRiver REIT PLC*	199	39
NewRiver REIT PLC	2,198	9,990
Safestore Holdings PLC	1,151	6,300
Segro PLC	1,581	10,046
Tritax Big Box REIT PLC	7,380	14,015
Unite Group PLC (The)	1,017	8,573

Total United Kingdom		158,836

TOTAL COMMON STOCKS (Cost: $2,397,301)		2,676,474

RIGHTS - 0.0%

New Zealand - 0.0%
Kiwi Property Group Ltd., expiring 7/10/17* (Cost $0)	435	16

EXCHANGE-TRADED NOTE - 0.0%

United States - 0.0%
iPath MSCI India Index ETN* (Cost: $510)	8	613

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $141,601)(d)	141,601	141,601

TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $2,539,412)		2,818,704

Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.4)%		(143,910)

NET ASSETS - 100.0%		$2,674,794

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)	At June 30, 2017, the total market value of the Fund’s securities on loan was $134,264 and the total market value of the collateral held by the Fund was $141,601.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

ETN	-	Exchange-Traded Note

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	AUD	91,184	USD	67,847	$(2,095)
7/5/2017	AUD	91,188	USD	67,847	(2,099)
7/5/2017	AUD	91,215	USD	67,847	(2,119)
7/5/2017	AUD	91,189	USD	67,847	(2,099)
7/5/2017	AUD	69,484	USD	51,696	(1,601)
7/5/2017	CHF	6,557	USD	6,792	(55)
7/5/2017	CHF	6,557	USD	6,792	(55)
7/5/2017	CHF	6,558	USD	6,792	(56)
7/5/2017	CHF	6,557	USD	6,792	(55)
7/5/2017	CHF	4,999	USD	5,178	(42)
7/5/2017	CNY	80,339	USD	11,714	(155)
7/5/2017	EUR	70,642	USD	79,579	(992)
7/5/2017	EUR	70,642	USD	79,579	(992)
7/5/2017	EUR	70,642	USD	79,579	(991)
7/5/2017	EUR	70,653	USD	79,579	(1,005)
7/5/2017	EUR	53,826	USD	60,635	(757)
7/5/2017	GBP	27,001	USD	34,895	(179)
7/5/2017	GBP	27,001	USD	34,895	(178)
7/5/2017	GBP	27,003	USD	34,895	(180)
7/5/2017	GBP	27,001	USD	34,895	(179)
7/5/2017	GBP	20,575	USD	26,589	(137)
7/5/2017	HKD	1,489,661	USD	191,305	481
7/5/2017	HKD	1,489,489	USD	191,305	503
7/5/2017	HKD	1,489,581	USD	191,305	491
7/5/2017	HKD	1,489,520	USD	191,305	499
7/5/2017	HKD	1,134,946	USD	145,760	374
7/5/2017	IDR	33,217,844	USD	2,484	(9)
7/5/2017	ILS	21,055	USD	5,955	(78)
7/5/2017	ILS	21,055	USD	5,955	(79)
7/5/2017	ILS	21,057	USD	5,955	(79)
7/5/2017	ILS	21,056	USD	5,955	(79)
7/5/2017	ILS	16,053	USD	4,538	(62)
7/5/2017	INR	73,123	USD	1,129	(1)
7/5/2017	JPY	4,296,049	USD	38,905	670
7/5/2017	JPY	4,295,999	USD	38,905	671
7/5/2017	JPY	4,296,411	USD	38,905	667
7/5/2017	JPY	4,296,022	USD	38,905	671
7/5/2017	JPY	3,273,134	USD	29,642	511
7/5/2017	MXN	159,339	USD	8,474	(329)
7/5/2017	MXN	159,367	USD	8,474	(331)
7/5/2017	MXN	159,358	USD	8,474	(330)
7/5/2017	MXN	159,350	USD	8,474	(330)
7/5/2017	MXN	121,480	USD	6,460	(252)
7/5/2017	MYR	179,504	USD	41,950	137
7/5/2017	NOK	15,456	USD	1,836	(9)
7/5/2017	NOK	15,457	USD	1,836	(9)
7/5/2017	NOK	15,457	USD	1,836	(9)
7/5/2017	NOK	15,456	USD	1,836	(9)
7/5/2017	NOK	11,803	USD	1,402	(7)
7/5/2017	NZD	3,804	USD	2,698	(87)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

7/5/2017	NZD	3,804	USD	2,698	(87)
7/5/2017	NZD	3,804	USD	2,698	(87)
7/5/2017	NZD	3,804	USD	2,698	(87)
7/5/2017	NZD	2,903	USD	2,059	(67)
7/5/2017	PHP	1,469,464	USD	29,493	320
7/5/2017	SEK	69,214	USD	7,994	(212)
7/5/2017	SEK	69,215	USD	7,994	(212)
7/5/2017	SEK	69,213	USD	7,994	(212)
7/5/2017	SEK	69,214	USD	7,994	(212)
7/5/2017	SEK	52,774	USD	6,095	(162)
7/5/2017	SGD	71,761	USD	51,895	(225)
7/5/2017	SGD	71,770	USD	51,895	(231)
7/5/2017	SGD	71,771	USD	51,895	(232)
7/5/2017	SGD	71,767	USD	51,895	(229)
7/5/2017	SGD	54,684	USD	39,543	(174)
7/5/2017	THB	1,044,440	USD	30,606	(124)
7/5/2017	TWD	505,729	USD	16,801	157
7/5/2017	USD	8,007	AUD	10,552	87
7/5/2017	USD	66,166	AUD	86,258	(2)
7/5/2017	USD	66,166	AUD	86,259	(1)
7/5/2017	USD	50,413	AUD	65,722	(1)
7/5/2017	USD	66,166	AUD	86,258	(2)
7/5/2017	USD	66,166	AUD	86,260	—
7/5/2017	USD	802	CHF	778	10
7/5/2017	USD	6,624	CHF	6,344	—
7/5/2017	USD	6,624	CHF	6,344	—
7/5/2017	USD	5,048	CHF	4,834	—
7/5/2017	USD	6,624	CHF	6,343	—
7/5/2017	USD	6,624	CHF	6,343	—
7/5/2017	USD	11,867	CNY	80,339	2
7/5/2017	USD	9,392	EUR	8,379	165
7/5/2017	USD	77,607	EUR	68,042	(2)
7/5/2017	USD	77,607	EUR	68,042	(1)
7/5/2017	USD	59,131	EUR	51,843	(1)
7/5/2017	USD	77,607	EUR	68,041	(2)
7/5/2017	USD	77,607	EUR	68,043	—
7/5/2017	USD	4,118	GBP	3,231	79
7/5/2017	USD	34,030	GBP	26,197	(1)
7/5/2017	USD	34,030	GBP	26,198	(1)
7/5/2017	USD	25,931	GBP	19,963	(1)
7/5/2017	USD	34,030	GBP	26,197	(1)
7/5/2017	USD	34,030	GBP	26,198	—
7/5/2017	USD	22,577	HKD	176,039	(27)
7/5/2017	USD	186,564	HKD	1,456,365	(5)
7/5/2017	USD	142,147	HKD	1,109,636	(4)
7/5/2017	USD	186,564	HKD	1,456,382	(3)
7/5/2017	USD	186,564	HKD	1,456,330	(9)
7/5/2017	USD	186,564	HKD	1,456,403	—
7/5/2017	USD	2,489	IDR	33,217,844	3
7/5/2017	USD	703	ILS	2,475	6
7/5/2017	USD	5,807	ILS	20,265	—
7/5/2017	USD	5,807	ILS	20,265	—
7/5/2017	USD	4,427	ILS	15,449	—
7/5/2017	USD	5,807	ILS	20,266	—
7/5/2017	USD	5,807	ILS	20,265	—
7/5/2017	USD	1,129	INR	73,123	1
7/5/2017	USD	4,591	JPY	511,266	(41)
7/5/2017	USD	37,940	JPY	4,263,052	1
7/5/2017	USD	37,940	JPY	4,263,014	1
7/5/2017	USD	28,911	JPY	3,248,520	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

7/5/2017	USD	37,940	JPY	4,263,067	1
7/5/2017	USD	37,940	JPY	4,262,938	—
7/5/2017	USD	1,000	MXN	17,883	(12)
7/5/2017	USD	8,264	MXN	149,580	—
7/5/2017	USD	8,264	MXN	149,578	—
7/5/2017	USD	6,300	MXN	114,031	—
7/5/2017	USD	8,264	MXN	149,584	—
7/5/2017	USD	8,264	MXN	149,576	—
7/5/2017	USD	41,557	MYR	179,504	256
7/5/2017	USD	1,836	NOK	15,380	—
7/5/2017	USD	1,402	NOK	11,744	—
7/5/2017	USD	1,836	NOK	15,380	—
7/5/2017	USD	1,836	NOK	15,380	—
7/5/2017	USD	1,836	NOK	15,380	—
7/5/2017	USD	2,698	NZD	3,685	—
7/5/2017	USD	2,698	NZD	3,685	—
7/5/2017	USD	2,059	NZD	2,812	—
7/5/2017	USD	2,698	NZD	3,685	—
7/5/2017	USD	2,698	NZD	3,685	—
7/5/2017	USD	28,924	PHP	1,469,464	250
7/5/2017	USD	944	SEK	8,220	31
7/5/2017	USD	7,796	SEK	65,757	—
7/5/2017	USD	7,796	SEK	65,757	—
7/5/2017	USD	5,943	SEK	50,128	—
7/5/2017	USD	7,796	SEK	65,758	—
7/5/2017	USD	7,796	SEK	65,756	—
7/5/2017	USD	6,125	SGD	8,498	47
7/5/2017	USD	50,609	SGD	69,679	(1)
7/5/2017	USD	38,562	SGD	53,093	(1)
7/5/2017	USD	50,609	SGD	69,680	(1)
7/5/2017	USD	50,609	SGD	69,678	(3)
7/5/2017	USD	50,609	SGD	69,681	—
7/5/2017	USD	30,737	THB	1,044,440	(7)
7/5/2017	USD	16,634	TWD	505,729	10
7/5/2017	USD	2,178	ZAR	28,018	(40)
7/5/2017	USD	17,999	ZAR	235,826	—
7/5/2017	USD	17,999	ZAR	235,829	—
7/5/2017	USD	13,715	ZAR	179,696	—
7/5/2017	USD	17,999	ZAR	235,820	(1)
7/5/2017	USD	17,999	ZAR	235,832	—
7/5/2017	ZAR	244,810	USD	18,456	(228)
7/5/2017	ZAR	244,843	USD	18,456	(231)
7/5/2017	ZAR	244,693	USD	18,456	(219)
7/5/2017	ZAR	244,844	USD	18,456	(231)
7/5/2017	ZAR	186,583	USD	14,065	(175)
7/6/2017	BRL	4,173	USD	1,276	17
7/6/2017	BRL	4,173	USD	1,277	18
7/6/2017	BRL	4,173	USD	1,277	18
7/6/2017	BRL	4,173	USD	1,277	17
7/6/2017	BRL	3,183	USD	975	15
7/6/2017	CAD	38,649	USD	28,631	(1,129)
7/6/2017	CAD	38,647	USD	28,631	(1,128)
7/6/2017	CAD	38,647	USD	28,631	(1,128)
7/6/2017	CAD	38,647	USD	28,631	(1,128)
7/6/2017	CAD	29,446	USD	21,815	(859)
7/6/2017	CLP	455,341	USD	677	(8)
7/6/2017	CLP	455,341	USD	677	(8)
7/6/2017	CLP	346,928	USD	517	(5)
7/6/2017	CLP	455,341	USD	677	(8)
7/6/2017	CLP	455,341	USD	677	(8)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

7/6/2017	USD	960	BRL	3,183	—
7/6/2017	USD	1,259	BRL	4,173	—
7/6/2017	USD	1,259	BRL	4,173	—
7/6/2017	USD	1,259	BRL	4,173	—
7/6/2017	USD	1,260	BRL	4,173	—
7/6/2017	USD	3,379	CAD	4,473	65
7/6/2017	USD	27,921	CAD	36,261	1
7/6/2017	USD	21,276	CAD	27,631	1
7/6/2017	USD	27,921	CAD	36,261	—
7/6/2017	USD	27,921	CAD	36,259	(1)
7/6/2017	USD	27,921	CAD	36,260	—
7/6/2017	USD	685	CLP	455,341	—
7/6/2017	USD	685	CLP	455,341	—
7/6/2017	USD	685	CLP	455,341	—
7/6/2017	USD	522	CLP	346,928	—
7/6/2017	USD	685	CLP	455,341	—
8/2/2017	AUD	86,522	USD	66,346	2
8/2/2017	AUD	86,523	USD	66,346	1
8/2/2017	AUD	65,924	USD	50,551	1
8/2/2017	AUD	86,522	USD	66,346	2
8/2/2017	AUD	86,525	USD	66,346	—
8/2/2017	EUR	68,160	USD	77,853	1
8/2/2017	EUR	51,933	USD	59,318	1
8/2/2017	EUR	68,161	USD	77,853	—
8/2/2017	EUR	68,161	USD	77,853	—
8/2/2017	EUR	68,162	USD	77,853	(1)
8/2/2017	GBP	25,593	USD	33,274	—
8/2/2017	GBP	25,593	USD	33,274	—
8/2/2017	GBP	19,500	USD	25,352	—
8/2/2017	GBP	25,593	USD	33,274	—
8/2/2017	GBP	25,593	USD	33,274	—
8/2/2017	HKD	1,446,772	USD	185,480	(5)
8/2/2017	HKD	1,446,740	USD	185,480	(1)
8/2/2017	HKD	1,102,338	USD	141,322	(4)
8/2/2017	HKD	1,446,694	USD	185,480	5
8/2/2017	HKD	1,446,775	USD	185,480	(5)
8/2/2017	NOK	15,263	USD	1,823	—
8/2/2017	NOK	15,262	USD	1,823	—
8/2/2017	NOK	11,637	USD	1,390	—
8/2/2017	NOK	15,262	USD	1,823	—
8/2/2017	NOK	15,262	USD	1,823	—
8/2/2017	NZD	3,707	USD	2,713	—
8/2/2017	NZD	2,827	USD	2,069	—
8/2/2017	NZD	3,707	USD	2,713	—
8/2/2017	NZD	3,707	USD	2,713	—
8/2/2017	NZD	3,707	USD	2,713	—
8/2/2017	PHP	1,397,606	USD	27,656	85
8/2/2017	SEK	66,019	USD	7,839	—
8/2/2017	SEK	66,017	USD	7,839	—
8/2/2017	SEK	50,312	USD	5,974	—
8/2/2017	SEK	66,019	USD	7,839	—
8/2/2017	SEK	66,017	USD	7,839	—
8/3/2017	BRL	3,101	USD	930	—
8/3/2017	BRL	4,064	USD	1,219	—
8/3/2017	BRL	4,064	USD	1,219	—
8/3/2017	BRL	4,064	USD	1,219	—
8/3/2017	BRL	4,064	USD	1,219	—
8/3/2017	CAD	36,905	USD	28,431	(1)
8/3/2017	CAD	36,904	USD	28,431	(1)
8/3/2017	CAD	28,120	USD	21,663	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

8/3/2017	CAD	36,904	USD	28,431	—
8/3/2017	CAD	36,903	USD	28,431	—
8/3/2017	CHF	6,240	USD	6,527	—
8/3/2017	CHF	6,240	USD	6,527	—
8/3/2017	CHF	4,756	USD	4,975	—
8/3/2017	CHF	6,239	USD	6,527	—
8/3/2017	CHF	6,239	USD	6,527	—
8/3/2017	CLP	427,411	USD	642	—
8/3/2017	CLP	325,647	USD	490	—
8/3/2017	CLP	427,411	USD	642	—
8/3/2017	CLP	427,411	USD	642	—
8/3/2017	CLP	427,411	USD	643	—
8/3/2017	CNY	78,156	USD	11,522	3
8/3/2017	IDR	32,603,506	USD	2,435	(2)
8/3/2017	ILS	20,642	USD	5,921	—
8/3/2017	ILS	20,642	USD	5,921	—
8/3/2017	ILS	15,738	USD	4,514	(1)
8/3/2017	ILS	20,642	USD	5,921	(1)
8/3/2017	ILS	20,642	USD	5,921	—
8/3/2017	INR	76,645	USD	1,179	(1)
8/3/2017	JPY	4,311,811	USD	38,420	(1)
8/3/2017	JPY	4,311,753	USD	38,420	(1)
8/3/2017	JPY	3,285,601	USD	29,276	(1)
8/3/2017	JPY	4,311,891	USD	38,420	(2)
8/3/2017	JPY	4,311,653	USD	38,420	—
8/3/2017	MXN	156,641	USD	8,614	(1)
8/3/2017	MXN	119,418	USD	6,567	(1)
8/3/2017	MXN	156,634	USD	8,614	—
8/3/2017	MXN	156,647	USD	8,614	(1)
8/3/2017	MXN	156,638	USD	8,614	(1)
8/3/2017	MYR	173,660	USD	40,395	124
8/3/2017	SGD	71,113	USD	51,670	(2)
8/3/2017	SGD	71,113	USD	51,670	(2)
8/3/2017	SGD	54,180	USD	39,368	—
8/3/2017	SGD	71,110	USD	51,670	—
8/3/2017	SGD	71,114	USD	51,670	(2)
8/3/2017	THB	1,060,530	USD	31,192	(10)
8/3/2017	TWD	496,901	USD	16,325	7
8/3/2017	ZAR	233,311	USD	17,719	—
8/3/2017	ZAR	177,775	USD	13,501	—
8/3/2017	ZAR	233,319	USD	17,719	(1)
8/3/2017	ZAR	233,303	USD	17,719	1
8/3/2017	ZAR	233,322	USD	17,719	(1)

					$(19,891)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2017

NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 3.3%
carsales.com Ltd.	6,501	$57,446
Cochlear Ltd.	760	90,621
CSL Ltd.	6,353	672,630
Domino’s Pizza Enterprises Ltd.(a)	742	29,641
Fortescue Metals Group Ltd.	80,429	322,038
JB Hi-Fi Ltd.(a)	2,750	49,296
Magellan Financial Group Ltd.	5,966	131,978
Northern Star Resources Ltd.	9,091	33,123
Platinum Asset Management Ltd.(a)	35,138	124,791
REA Group Ltd.	1,614	82,204
Seek Ltd.	7,694	99,797
TPG Telecom Ltd.(a)	11,556	50,525

Total Australia		1,744,090

Brazil - 5.9%
Ambev S.A.	209,988	1,160,456
BB Seguridade Participacoes S.A.	88,436	764,715
Cielo S.A.	35,732	265,301
Engie Brasil Energia S.A.	25,342	259,443
Localiza Rent a Car S.A.	2,770	37,747
Lojas Renner S.A.	8,285	68,465
M. Dias Branco S.A.	1,500	22,319
Natura Cosmeticos S.A.	2,568	19,919
Odontoprev S.A.	12,842	45,155
Smiles S.A.	5,494	100,122
Ultrapar Participacoes S.A.	10,773	252,056
WEG S.A.	27,816	148,598

Total Brazil		3,144,296

Canada - 3.0%
Agrium, Inc.(a)	3,451	312,309
Alimentation Couche-Tard, Inc. Class B	1,906	91,227
CCL Industries, Inc. Class B	1,665	84,116
CI Financial Corp.(a)	7,801	166,027
Constellation Software, Inc.	194	101,341
Dollarama, Inc.	1,099	104,857
Gildan Activewear, Inc.	3,889	119,332
Linamar Corp.	313	15,405
Magna International, Inc.	5,749	265,914
Open Text Corp.	4,546	143,272
Saputo, Inc.	4,128	131,116
Stella-Jones, Inc.	1,134	38,647

Total Canada		1,573,563

China - 7.6%
AAC Technologies Holdings, Inc.	17,000	212,542
ANTA Sports Products Ltd.	79,000	261,092
BAIC Motor Corp., Ltd. Class H(b)	42,000	40,728
Brilliance China Automotive Holdings Ltd.	56,000	102,008
China Conch Venture Holdings Ltd.	32,500	59,534
China Everbright International Ltd.	80,000	99,815
China Gas Holdings Ltd.	64,000	129,206
China Lesso Group Holdings Ltd.	62,000	47,653
China Medical System Holdings Ltd.	33,000	57,068
China Overseas Land & Investment Ltd.	269,300	788,259
China State Construction International Holdings Ltd.	114,000	195,100
CIFI Holdings Group Co., Ltd.	398,000	176,913
CSPC Pharmaceutical Group Ltd.	70,400	102,807
Geely Automobile Holdings Ltd.	30,000	64,716
Golden Eagle Retail Group Ltd.(a)	15,000	20,752
Haitian International Holdings Ltd.	30,000	84,161
Hengan International Group Co., Ltd.	27,500	202,909
Logan Property Holdings Co., Ltd.(a)	194,000	127,984
Luye Pharma Group Ltd.	23,000	12,610
Minth Group Ltd.	18,000	76,321
Shenzhou International Group Holdings Ltd.	25,200	165,601
Sino Biopharmaceutical Ltd.	60,500	53,475
Sunny Optical Technology Group Co., Ltd.	5,000	44,835
Tencent Holdings Ltd.	17,900	640,199
Xinyi Glass Holdings Ltd.*	168,000	166,355
Xinyi Solar Holdings Ltd.*	244,000	69,701
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,700	32,872

Total China		4,035,216

Denmark - 5.9%
Chr Hansen Holding A/S	1,665	120,939
DSV A/S	667	40,928
GN Store Nord A/S	812	23,679
Novo Nordisk A/S Class B	61,609	2,634,931
Novozymes A/S Class B	3,099	135,440
Pandora A/S	1,644	153,208
SimCorp A/S	304	18,392

Total Denmark		3,127,517

France - 1.1%
Cie Plastic Omnium S.A.	2,347	85,486
Hermes International(a)	790	389,833
Sartorius Stedim Biotech	324	25,092
SEB S.A.	462	82,860

Total France		583,271

Germany - 2.7%
CTS Eventim AG & Co. KGaA	1,241	54,805
Deutsche Post AG Registered Shares	32,650	1,222,183
Fuchs Petrolub SE	2,152	101,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2017

Investments	Shares	Value
RHOEN-KLINIKUM AG(a)	1,868	$54,478

Total Germany		1,432,958

Hong Kong - 0.9%
CP Pokphand Co., Ltd.	688,000	52,879
Galaxy Entertainment Group Ltd.	39,000	236,804
SJM Holdings Ltd.	183,000	192,929
Vitasoy International Holdings Ltd.	10,000	20,573

Total Hong Kong		503,185

India - 3.7%
Adani Ports & Special Economic Zone Ltd.*	4,240	23,815
Asian Paints Ltd.	2,556	43,614
Bajaj Auto Ltd.	1,396	60,282
Bharat Forge Ltd.	1,420	24,004
Castrol India Ltd.	4,243	26,566
Dr. Reddy’s Laboratories Ltd.	488	20,310
HCL Technologies Ltd.	13,562	178,533
Hero MotoCorp Ltd.	1,878	107,540
Hindustan Unilever Ltd.	8,854	147,883
Infosys Ltd. ADR(a)	35,632	535,193
ITC Ltd.	33,971	170,098
Lupin Ltd.	1,045	17,135
Maruti Suzuki India Ltd.	672	75,037
Motherson Sumi Systems Ltd.*	4,052	28,962
Pidilite Industries Ltd.	2,356	29,364
Sun Pharmaceutical Industries Ltd.	1,502	12,913
Tata Consultancy Services Ltd.	7,760	283,610
Tech Mahindra Ltd.	6,616	39,100
UPL Ltd.	2,926	38,043
Wipro Ltd. ADR(a)	16,266	84,583
Zee Entertainment Enterprises Ltd.	1,515	11,516

Total India		1,958,101

Indonesia - 4.1%
Astra International Tbk PT	703,000	470,776
Charoen Pokphand Indonesia Tbk PT	84,800	20,234
Gudang Garam Tbk PT	51,600	303,154
Indofood CBP Sukses Makmur Tbk PT	97,400	64,312
Kalbe Farma Tbk PT	448,000	54,624
Media Nusantara Citra Tbk PT	272,200	37,580
Mitra Keluarga Karyasehat Tbk PT	115,700	17,363
Semen Indonesia Persero Tbk PT	156,500	117,426
Surya Citra Media Tbk PT	419,300	81,485
Telekomunikasi Indonesia Persero Tbk PT	1,957,700	663,951
Tower Bersama Infrastructure Tbk PT	90,900	46,379
Unilever Indonesia Tbk PT	84,300	308,673

Total Indonesia		2,185,957

Ireland - 0.1%
Kingspan Group PLC	1,721	58,995

Italy - 0.6%
Brembo SpA	5,320	77,728
De’ Longhi SpA	2,494	78,054
DiaSorin SpA	502	38,504
Industria Macchine Automatiche SpA	720	66,065
Moncler SpA	1,984	46,389

Total Italy		306,740

Japan - 4.8%
Asahi Intecc Co., Ltd.	500	22,739
Calbee, Inc.(a)	900	35,364
CyberAgent, Inc.	700	21,711
Daikin Industries Ltd.	3,400	347,081
Daito Trust Construction Co., Ltd.	2,000	311,410
DeNA Co., Ltd.	1,000	22,392
Fujitsu General Ltd.	1,000	23,176
GungHo Online Entertainment, Inc.	18,900	48,613
Haseko Corp.	4,500	54,628
Hikari Tsushin, Inc.	800	84,158
Kakaku.com, Inc.	3,500	50,245
Kaken Pharmaceutical Co., Ltd.	1,000	54,557
M3, Inc.	800	22,036
Mixi, Inc.	3,000	166,874
MonotaRO Co., Ltd.(a)	600	19,331
Murata Manufacturing Co., Ltd.	3,000	455,767
Nihon M&A Center, Inc.	500	18,289
Nippon Paint Holdings Co., Ltd.(a)	3,500	132,387
Nitori Holdings Co., Ltd.	600	80,313
Park24 Co., Ltd.	2,600	66,088
Pigeon Corp.	1,500	54,334
Relo Group, Inc.	900	17,518
Shimano, Inc.	700	110,769
Start Today Co., Ltd.	2,600	63,982
Sysmex Corp.	1,400	83,606
USS Co., Ltd.	6,700	133,153
Zenkoku Hosho Co., Ltd.	700	28,627

Total Japan		2,529,148

Malaysia - 0.7%
Fraser & Neave Holdings Bhd	5,500	32,416
HAP Seng Consolidated Bhd	64,000	137,612
Nestle Malaysia Bhd	4,500	89,106
Westports Holdings Bhd	112,200	95,141

Total Malaysia		354,275

Mexico - 3.9%
America Movil S.A.B. de C.V. Series L	870,468	702,155
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	4,352	92,071
Grupo Lala S.A.B. de C.V.(a)	22,589	41,485
Grupo Mexico S.A.B. de C.V. Series B	87,189	246,011
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	33,071	70,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2017

Investments	Shares	Value
Wal-Mart de Mexico S.A.B. de C.V.	403,823	$939,961

Total Mexico		2,091,846

Netherlands - 1.0%
ASML Holding N.V.	4,297	559,198

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	10,040	84,172
Ryman Healthcare Ltd.	8,200	49,774

Total New Zealand		133,946

Norway - 0.3%
Leroy Seafood Group ASA	9,910	53,651
Salmar ASA	3,198	79,066
Veidekke ASA	4,320	56,213

Total Norway		188,930

Philippines - 0.6%
Jollibee Foods Corp.	6,050	24,459
Semirara Mining & Power Corp.	31,350	99,716
SM Prime Holdings, Inc.	205,800	134,590
Universal Robina Corp.	25,130	81,127

Total Philippines		339,892

Portugal - 0.3%
Jeronimo Martins, SGPS, S.A.	7,425	144,728

Russia - 3.5%
Magnit PJSC GDR Reg S	7,136	242,624
MMC Norilsk Nickel PJSC ADR	75,402	1,040,548
Novatek PJSC GDR Reg S	5,045	562,013

Total Russia		1,845,185

Singapore - 0.0%
First Resources Ltd.	11,400	15,690

South Africa - 3.7%
Aspen Pharmacare Holdings Ltd.	3,348	73,361
AVI Ltd.	8,298	60,165
Capitec Bank Holdings Ltd.	1,618	102,495
Discovery Ltd.	9,773	95,414
Distell Group Ltd.	2,952	30,868
Foschini Group Ltd. (The)	10,017	104,952
Life Healthcare Group Holdings Ltd.(a)	20,408	39,951
Mr. Price Group Ltd.(a)	9,762	116,228
Naspers Ltd. Class N	872	169,375
Netcare Ltd.	34,703	68,148
Pick n Pay Stores Ltd.	9,358	42,146
Pioneer Foods Group Ltd.	3,005	31,065
PSG Group Ltd.	3,041	55,702
Rand Merchant Investment Holdings Ltd.	41,698	124,084
Resilient REIT Ltd.	15,214	141,359
RMB Holdings Ltd.	68,542	307,334
Shoprite Holdings Ltd.	9,280	141,213
SPAR Group Ltd. (The)	4,115	48,400
Tsogo Sun Holdings Ltd.	26,991	46,164
Woolworths Holdings Ltd.	36,295	170,776

Total South Africa		1,969,200

South Korea - 2.0%
Amorepacific Corp.	134	35,604
Coway Co., Ltd.	1,972	179,249
Hanon Systems	12,202	109,846
Hanssem Co., Ltd.	134	21,550
Hyundai Glovis Co., Ltd.	573	78,627
KEPCO Plant Service & Engineering Co., Ltd.	1,221	47,115
Korea Aerospace Industries Ltd.	463	23,066
LG Household & Health Care Ltd.	62	53,864
NAVER Corp.	34	24,902
NCSoft Corp.	175	58,045
SK Hynix, Inc.	7,649	450,590

Total South Korea		1,082,458

Spain - 4.4%
Almirall S.A.	2,401	39,051
Amadeus IT Group S.A.	6,946	414,730
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	7,568	88,388
Industria de Diseno Textil S.A.	46,510	1,782,909

Total Spain		2,325,078

Sweden - 1.2%
Atlas Copco AB Class B	9,199	317,483
Axfood AB	4,541	75,697
Fabege AB	3,111	59,752
Investment AB Latour Class B	10,448	130,808
Sweco AB Class B	1,556	38,427

Total Sweden		622,167

Switzerland - 3.4%
EMS-Chemie Holding AG Registered Shares	640	472,490
Geberit AG Registered Shares	618	288,591
Partners Group Holding AG	469	291,151
Roche Holding AG Bearer Shares	2,592	668,536
Straumann Holding AG Registered Shares	122	69,494
Temenos Group AG Registered Shares*	308	27,531

Total Switzerland		1,817,793

Taiwan - 11.2%
Delta Electronics, Inc.	67,000	366,716
Eclat Textile Co., Ltd.	6,160	75,127
Feng TAY Enterprise Co., Ltd.	19,440	85,953
Formosa Petrochemical Corp.	323,000	1,114,891
Hotai Motor Co., Ltd.	15,000	187,870
Largan Precision Co., Ltd.	3,000	478,304
MediaTek, Inc.	63,000	539,497
Novatek Microelectronics Corp.	39,000	157,692
Taiwan Semiconductor Manufacturing Co., Ltd.	432,000	2,960,947

Total Taiwan		5,966,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2017

Investments	Shares	Value
Thailand - 1.5%
Airports of Thailand PCL NVDR	169,900	$236,320
Bangkok Dusit Medical Services PCL NVDR	239,000	135,084
Berli Jucker PCL NVDR	23,600	33,173
Bumrungrad Hospital PCL NVDR	10,400	52,505
Central Pattana PCL NVDR	49,250	100,399
CP ALL PCL	80,956	149,544
Home Product Center PCL NVDR	306,600	86,646
Minor International PCL	18,300	21,683

Total Thailand		815,354

Turkey - 0.9%
Arcelik AS	9,587	70,925
BIM Birlesik Magazalar AS	4,346	80,503
Ford Otomotiv Sanayi AS	15,604	190,302
Tofas Turk Otomobil Fabrikasi AS	14,155	116,132

Total Turkey		457,862

United Kingdom - 16.7%
Abcam PLC	1,364	17,248
Ashtead Group PLC	7,804	161,077
Bellway PLC	4,049	156,469
Berkeley Group Holdings PLC	10,142	425,123
Booker Group PLC	54,692	132,280
British American Tobacco PLC	33,264	2,261,520
Compass Group PLC	31,104	654,518
Croda International PLC	2,181	110,062
Derwent London PLC	2,175	74,981
Diageo PLC	51,958	1,531,029
Domino’s Pizza Group PLC	9,381	35,813
Hargreaves Lansdown PLC	12,410	209,882
Hays PLC	28,819	62,141
Hikma Pharmaceuticals PLC(a)	2,235	42,676
IG Group Holdings PLC	10,714	79,048
JD Sports Fashion PLC	2,272	10,329
Mediclinic International PLC(a)	3,992	38,450
Merlin Entertainments PLC(b)	12,960	80,889
Moneysupermarket.com Group PLC	15,660	71,948
Persimmon PLC	17,574	511,798
Reckitt Benckiser Group PLC	10,042	1,015,349
Renishaw PLC	981	46,129
Rightmove PLC	1,018	56,199
Sage Group PLC (The)	17,349	155,044
Sky PLC	62,562	807,773
WH Smith PLC	2,827	62,977
WS Atkins PLC	2,317	62,631

Total United Kingdom		8,873,383

TOTAL COMMON STOCKS (Cost: $45,918,198)		52,787,019

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(c)	275	11,272
WisdomTree International Equity Fund(a)(c)	323	16,764

TOTAL EXCHANGE-TRADED FUNDS (Cost: $26,946)		28,036

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $1,752,827)(e)	1,752,827	1,752,827

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $47,697,971)		54,567,882
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(1,401,402)

NET ASSETS - 100.0%		$53,166,480

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $1,884,810 and the total market value of the collateral held by the Fund was $1,978,791. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $225,964.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	GBP	20,850	USD	27,124	$41

CURRENCY LEGEND

GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.2%
Australia - 11.4%
Abacus Property Group	70,717	$175,749
BWP Trust	69,178	158,128
Charter Hall Group	45,811	193,266
Charter Hall Retail REIT	52,394	163,568
Cromwell Property Group	306,974	223,691
Dexus	96,183	699,408
Goodman Group	125,106	755,225
GPT Group (The)	173,745	638,369
Growthpoint Properties Australia Ltd.(a)	78,268	188,511
Investa Office Fund	57,701	194,299
LendLease Group	50,287	642,234
Mirvac Group	346,393	565,943
Scentre Group	509,958	1,584,211
Shopping Centres Australasia Property Group	85,914	144,322
Stockland(a)	258,453	868,319
Vicinity Centres	470,144	926,804
Westfield Corp.	146,889	904,750

Total Australia		9,026,797

Austria - 0.6%
BUWOG AG*	6,435	184,624
CA Immobilien Anlagen AG	6,502	158,403
IMMOFINANZ AG*(a)	62,575	142,811

Total Austria		485,838

Belgium - 0.5%
Befimmo S.A.	3,094	183,713
Cofinimmo S.A.	1,378	169,191

Total Belgium		352,904

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	8,015	158,014

Canada - 5.0%
Allied Properties Real Estate Investment Trust	6,649	199,260
Artis Real Estate Investment Trust	25,612	258,348
Boardwalk Real Estate Investment Trust	5,934	217,265
Canadian Apartment Properties REIT	11,213	289,844
Canadian Real Estate Investment Trust	5,882	207,752
Cominar Real Estate Investment Trust	33,556	328,403
CT Real Estate Investment Trust	6,699	74,175
Dream Office Real Estate Investment Trust	22,960	345,629
First Capital Realty, Inc.(a)	18,847	286,761
Granite Real Estate Investment Trust	6,456	254,969
H&R Real Estate Investment Trust	34,251	580,740
RioCan Real Estate Investment Trust	34,426	638,049
Smart Real Estate Investment Trust	12,434	307,523

Total Canada		3,988,718
Chile - 0.1%
Parque Arauco S.A.	37,970	95,450

China - 14.5%
China Jinmao Holdings Group Ltd.	815,000	336,171
China Overseas Land & Investment Ltd.	642,049	1,879,320
China Resources Land Ltd.	422,000	1,229,816
China South City Holdings Ltd.	484,800	90,049
China Vanke Co., Ltd. Class H*	115,800	327,829
CIFI Holdings Group Co., Ltd.	923,900	410,677
Country Garden Holdings Co., Ltd.	1,741,000	2,018,337
Future Land Development Holdings Ltd.	500,000	190,868
Guangzhou R&F Properties Co., Ltd. Class H	261,600	406,821
Guorui Properties Ltd.	192,000	57,798
KWG Property Holding Ltd.	441,000	295,452
Logan Property Holdings Co., Ltd.(a)	498,000	328,536
Longfor Properties Co., Ltd.	464,000	997,370
Powerlong Real Estate Holdings Ltd.	300,000	129,124
Red Star Macalline Group Corp. Ltd. Class H(b)	151,000	154,744
Shenzhen Investment Ltd.	884,000	390,677
Shimao Property Holdings Ltd.	454,000	776,978
Shui On Land Ltd.	319,000	77,232
Sino-Ocean Group Holding Ltd.	579,200	283,425
Sunac China Holdings Ltd.(a)	298,900	624,874
Yuexiu Property Co., Ltd.	1,156,000	196,950
Yuzhou Properties Co., Ltd.	502,000	297,093

Total China		11,500,141

Finland - 0.5%
Citycon Oyj(a)	77,807	203,931
Sponda Oyj	35,886	207,514

Total Finland		411,445

France - 7.7%
Fonciere Des Regions	7,409	686,336
Gecina S.A.	4,894	766,667
ICADE	8,623	722,870
Klepierre	28,742	1,176,371
Mercialys S.A.	9,762	190,726
Nexity S.A.*	5,563	322,828
Unibail-Rodamco SE(a)	8,731	2,197,264

Total France		6,063,062

Germany - 3.3%
alstria office REIT-AG	13,008	175,587
Deutsche Euroshop AG	3,711	146,066
Deutsche Wohnen AG Bearer Shares	12,762	487,470
LEG Immobilien AG	3,842	360,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2017

Investments	Shares	Value
TAG Immobilien AG	12,874	$202,118
TLG Immobilien AG	5,399	110,194
Vonovia SE	28,587	1,133,510

Total Germany		2,615,627

Hong Kong - 18.7%
Champion REIT	557,000	354,616
Hang Lung Group Ltd.	76,649	317,143
Hang Lung Properties Ltd.	403,283	1,007,375
Henderson Land Development Co., Ltd.	248,352	1,385,486
Hui Xian REIT	751,634	344,753
Hysan Development Co., Ltd.	76,115	363,198
Link REIT	169,615	1,290,616
New World Development Co., Ltd.	814,497	1,033,974
Sino Land Co., Ltd.	477,735	783,328
Sun Hung Kai Properties Ltd.	177,810	2,612,558
Sunlight Real Estate Investment Trust	178,000	116,745
Swire Pacific Ltd. Class A	83,278	813,423
Swire Pacific Ltd. Class B	157,500	275,599
Swire Properties Ltd.	384,741	1,269,089
Wharf Holdings Ltd. (The)	217,872	1,805,727
Wheelock & Co., Ltd.	107,231	809,063
Yuexiu Real Estate Investment Trust	375,000	232,980

Total Hong Kong		14,815,673

Indonesia - 0.1%
Pakuwon Jati Tbk PT	1,422,200	65,628

Ireland - 0.1%
Green REIT PLC	52,441	85,112

Israel - 1.1%
Alony Hetz Properties & Investments Ltd.	9,927	100,388
Amot Investments Ltd.	28,712	150,566
Azrieli Group Ltd.	5,173	287,578
Gazit-Globe Ltd.	16,435	158,807
Melisron Ltd.	2,684	141,134

Total Israel		838,473

Italy - 0.2%
Beni Stabili SpA SIIQ	226,337	163,150

Japan - 6.8%
Aeon Mall Co., Ltd.	8,930	175,802
Daito Trust Construction Co., Ltd.	4,900	762,954
Daiwa House Industry Co., Ltd.	45,200	1,543,945
Hulic Co., Ltd.	28,100	286,852
Leopalace21 Corp.	19,000	118,031
Mitsubishi Estate Co., Ltd.	27,989	521,493
Mitsui Fudosan Co., Ltd.	32,608	777,908
Nomura Real Estate Holdings, Inc.	15,365	301,393
NTT Urban Development Corp.	15,500	149,537
Open House Co., Ltd.	3,200	98,540
Sumitomo Realty & Development Co., Ltd.	9,279	286,149
Tokyo Tatemono Co., Ltd.	10,300	134,938
Tokyu Fudosan Holdings Corp.	35,468	209,601

Total Japan		5,367,143

Malaysia - 1.6%
IGB Real Estate Investment Trust	368,000	150,881
IOI Properties Group Bhd	365,175	187,154
KLCCP Stapled Group	161,000	299,673
Pavilion Real Estate Investment Trust	193,700	79,417
SP Setia Bhd Group	307,555	250,048
Sunway Bhd	145,671	133,025
Sunway Real Estate Investment Trust	345,296	143,181

Total Malaysia		1,243,379

Mexico - 1.5%
Concentradora Fibra Danhos S.A. de C.V.	168,559	304,248
Fibra Uno Administracion S.A. de C.V.	346,270	658,496
PLA Administradora Industrial S de RL de C.V.*	54,723	101,012
Prologis Property Mexico S.A. de C.V.	78,217	149,479

Total Mexico		1,213,235

Netherlands - 0.6%
Eurocommercial Properties N.V. CVA	4,993	199,231
Wereldhave N.V.	5,571	272,778

Total Netherlands		472,009

New Zealand - 0.5%
Goodman Property Trust	149,872	137,170
Kiwi Property Group Ltd.	131,249	135,502
Precinct Properties New Zealand Ltd.	120,169	108,225

Total New Zealand		380,897

Norway - 0.3%
Entra ASA(b)	21,163	262,748

Philippines - 1.0%
Ayala Land, Inc.	391,700	308,563
Megaworld Corp.	803,000	68,428
Robinsons Land Corp.	100,000	48,058
SM Prime Holdings, Inc.	508,075	332,272
Vista Land & Lifescapes, Inc.	604,900	69,649

Total Philippines		826,970

Russia - 0.3%
LSR Group PJSC GDR Reg S	69,239	197,331

Singapore - 9.1%
Ascendas Real Estate Investment Trust	457,284	866,842
Ascott Residence Trust	210,388	176,488
CapitaLand Commercial Trust	348,435	420,091
CapitaLand Ltd.	258,789	657,851
CapitaLand Mall Trust	385,486	552,954
CapitaLand Retail China Trust	121,800	145,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2017

Investments	Shares	Value
CDL Hospitality Trusts(a)	156,400	$187,996
City Developments Ltd.	36,303	282,915
Frasers Centrepoint Ltd.(a)	115,100	157,162
Frasers Centrepoint Trust	116,400	180,917
Global Logistic Properties Ltd.	326,600	678,415
GuocoLand Ltd.(a)	72,800	99,932
Keppel REIT	402,900	335,055
Mapletree Commercial Trust	259,592	300,722
Mapletree Greater China Commercial Trust	402,700	315,878
Mapletree Industrial Trust	249,618	337,211
Mapletree Logistics Trust	374,887	325,373
Parkway Life Real Estate Investment Trust	67,600	131,582
SPH REIT	292,800	212,659
Starhill Global REIT	306,684	173,740
Suntec Real Estate Investment Trust	306,328	416,046
UOL Group Ltd.	46,100	255,804

Total Singapore		7,210,712

South Africa - 3.1%
Fortress Income Fund Ltd.	92,202	244,183
Fortress Income Fund Ltd. Class A	182,973	239,635
Growthpoint Properties Ltd.	425,547	795,069
Hyprop Investments Ltd.	28,239	251,624
Redefine Properties Ltd.	734,119	589,424
Resilient REIT Ltd.	36,136	335,753

Total South Africa		2,455,688

Spain - 0.3%
Inmobiliaria Colonial S.A.	15,516	134,991
Merlin Properties Socimi S.A.	7,021	88,566

Total Spain		223,557

Sweden - 1.4%
Castellum AB	14,599	214,107
Fabege AB	8,529	163,814
Hemfosa Fastigheter AB	13,241	142,857
Hufvudstaden AB Class A	10,181	168,626
Klovern AB Class B	71,814	78,501
Kungsleden AB	14,044	85,917
Wallenstam AB Class B(a)	14,979	144,115
Wihlborgs Fastigheter AB	5,544	116,999

Total Sweden		1,114,936

Switzerland - 1.1%
PSP Swiss Property AG Registered Shares	3,454	323,164
Swiss Prime Site AG Registered Shares*	6,411	583,092

Total Switzerland		906,256

Taiwan - 0.6%
Highwealth Construction Corp.	286,110	474,028

Thailand - 1.1%
Central Pattana PCL NVDR	114,274	232,955
Land & Houses PCL NVDR	1,871,011	550,783
Supalai PCL NVDR	157,000	120,165

Total Thailand		903,903

United Kingdom - 5.9%
Assura PLC	148,329	122,925
Big Yellow Group PLC	12,871	132,413
British Land Co. PLC (The)	107,027	841,782
Derwent London PLC	4,582	157,960
Great Portland Estates PLC	11,820	91,661
Hammerson PLC	69,514	518,746
Hansteen Holdings PLC(a)	88,338	142,859
Intu Properties PLC(a)	135,983	475,325
Land Securities Group PLC	62,724	825,345
Londonmetric Property PLC	89,524	194,665
NewRiver REIT PLC*	3,045	589
NewRiver REIT PLC(a)	31,173	141,682
Savills PLC	11,557	131,880
Segro PLC	63,771	405,230
Shaftesbury PLC	10,104	127,637
Tritax Big Box REIT PLC	78,197	148,501
Unite Group PLC (The)	14,075	118,655
Workspace Group PLC	9,166	106,024

Total United Kingdom		4,683,879

TOTAL COMMON STOCKS (Cost: $74,295,112)		78,602,703

RIGHTS - 0.0%

New Zealand - 0.0%
Kiwi Property Group Ltd., expiring 7/10/17* (Cost $0)	12,839	470

EXCHANGE-TRADED NOTE - 0.0%
United States - 0.0%
iPath MSCI India Index ETN* (Cost: $30,854)	456	34,948

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

United States - 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $5,316,182)(d)	5,316,182	5,316,182

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $79,642,148)		83,954,303
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.9)%		(4,709,315)

NET ASSETS - 100.0%		$79,244,988

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2017

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $5,477,409 and the total market value of the collateral held by the Fund was $5,781,205. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $465,023.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	TWD	302,446	USD	9,956	$14
7/5/2017	BRL	10,199	USD	3,098	20
7/5/2017	MYR	103,249	USD	24,028	(25)

					$9

CURRENCY LEGEND

BRL	Brazilian real
MYR	Malaysian ringgit
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 3.3%
AGL Energy Ltd.	3,691	$72,195
Alumina Ltd.	15,152	22,315
Amcor Ltd.	7,092	88,181
AMP Ltd.	8,872	35,319
ASX Ltd.	1,449	59,585
Aurizon Holdings Ltd.	12,260	50,406
Australia & New Zealand Banking Group Ltd.	14,995	330,335
Bank of Queensland Ltd.	4,157	36,510
Bendigo & Adelaide Bank Ltd.	3,904	33,180
CIMIC Group Ltd.	1,968	58,631
Commonwealth Bank of Australia	7,883	500,723
Crown Resorts Ltd.	3,317	31,244
Insurance Australia Group Ltd.	13,814	71,841
Macquarie Group Ltd.	1,646	111,737
National Australia Bank Ltd.	15,041	341,386
Rio Tinto Ltd.	1,214	58,917
Sonic Healthcare Ltd.	2,812	52,241
Suncorp Group Ltd.	7,824	88,941
Tabcorp Holdings Ltd.	8,329	27,919
Tatts Group Ltd.	19,406	62,221
Telstra Corp., Ltd.	75,153	247,878
Wesfarmers Ltd.	5,158	158,732
Westpac Banking Corp.	16,259	380,504
Woodside Petroleum Ltd.	2,929	67,109
Woolworths Ltd.	4,906	96,111

Total Australia		3,084,161

Austria - 0.1%
Oesterreichische Post AG	767	33,273
OMV AG	1,869	96,853
Vienna Insurance Group AG Wiener Versicherung Gruppe	278	7,830

Total Austria		137,956

Belgium - 0.3%
Ageas	1,337	53,768
Cofinimmo S.A.	320	39,290
Elia System Operator S.A./N.V.	1,023	57,820
Proximus SADP	1,831	63,966
Solvay S.A.	404	54,142

Total Belgium		268,986

Brazil - 0.6%
Banco Bradesco S.A.	8,719	72,631
Banco do Brasil S.A.	9,627	77,870
Banco Santander Brasil S.A.	11,023	83,174
BB Seguridade Participacoes S.A.	6,129	52,998
BM&FBovespa S.A.	7,708	45,947
CCR S.A.	6,406	32,675
Engie Brasil Energia S.A.	7,921	81,093
Itau Unibanco Holding S.A.	6,871	67,481
JBS S.A.	6,186	12,192
Porto Seguro S.A.	1,731	15,992
Transmissora Alianca de Energia Eletrica S.A.	3,920	26,076

Total Brazil		568,129

Canada - 3.2%
Agrium, Inc.	695	62,896
AltaGas Ltd.	1,666	38,074
Bank of Montreal	2,884	211,453
Bank of Nova Scotia (The)	4,558	273,789
BCE, Inc.	4,530	203,705
Canadian Imperial Bank of Commerce	1,886	153,050
CI Financial Corp.(a)	2,088	44,439
Crescent Point Energy Corp.(a)	2,498	19,081
Enbridge, Inc.	9,121	362,817
Great-West Lifeco, Inc.	3,867	104,662
Keyera Corp.(a)	1,270	39,918
Manulife Financial Corp.	3,075	57,560
National Bank of Canada	1,231	51,687
Pembina Pipeline Corp.	1,828	60,455
Peyto Exploration & Development Corp.(a)	804	14,561
Potash Corp. of Saskatchewan, Inc.	5,357	87,241
Power Corp. of Canada	2,104	47,922
Power Financial Corp.(a)	2,837	72,678
Rogers Communications, Inc. Class B	2,065	97,391
Royal Bank of Canada	5,275	382,455
Shaw Communications, Inc. Class B	1,970	42,913
TELUS Corp.	2,420	83,424
Toronto-Dominion Bank (The)	6,032	303,528
TransCanada Corp.(a)	2,677	127,429
Veresen, Inc.	2,730	38,553

Total Canada		2,981,681

Chile - 0.3%
AES Gener S.A.	92,315	32,490
Banco de Chile	733,597	95,153
Banco Santander Chile	1,610,214	102,321
Enel Chile S.A.	116,688	12,780

Total Chile		242,744

China - 2.3%
Agricultural Bank of China Ltd. Class H	167,074	78,974
Bank of China Ltd. Class H	409,366	200,843
Bank of Communications Co., Ltd. Class H	157,125	110,903
Belle International Holdings Ltd.	68,000	53,658
China Construction Bank Corp. Class H	979,536	759,141
China Everbright Bank Co., Ltd. Class H	79,000	36,937
China Jinmao Holdings Group Ltd.	91,447	37,720
China Merchants Bank Co., Ltd. Class H	18,527	55,891
China Power International Development Ltd.	69,224	24,563
China Resources Power Holdings Co., Ltd.	29,575	58,040
China Vanke Co., Ltd. Class H*	8,000	22,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
China Zhongwang Holdings Ltd.(a)	38,800	$17,048
CNOOC Ltd.	130,415	142,837
Country Garden Holdings Co., Ltd.	85,000	98,540
Huaneng Power International, Inc. Class H	30,137	20,924
Industrial & Commercial Bank of China Ltd. Class H	382,000	257,882
Lenovo Group Ltd.	62,000	39,155
Shenzhen Investment Ltd.	60,000	26,516
Shimao Property Holdings Ltd.	30,000	51,342
Sihuan Pharmaceutical Holdings Group Ltd.	45,000	18,850
Sino-Ocean Group Holding Ltd.	50,775	24,846
Sun Art Retail Group Ltd.	37,000	29,481
Yangzijiang Shipbuilding Holdings Ltd.	61,100	52,808

Total China		2,219,547

Czech Republic - 0.1%
CEZ AS(a)	3,650	63,446
Komercni Banka AS	1,475	59,008
O2 Czech Republic AS	1,772	20,996

Total Czech Republic		143,450

Denmark - 0.1%
Danske Bank A/S	2,013	77,323
Tryg A/S	1,682	36,743

Total Denmark		114,066

Finland - 0.8%
Elisa Oyj	2,160	83,590
Fortum Oyj	5,305	83,075
Kesko Oyj Class B	830	42,164
Metso Oyj	950	32,896
Nokia Oyj	32,755	200,056
Nokian Renkaat Oyj	798	32,984
Sampo Oyj Class A	3,238	165,709
Stora Enso Oyj Class R	4,822	62,202
UPM-Kymmene Oyj	3,345	95,226

Total Finland		797,902

France - 4.5%
Amundi S.A.(b)	287	20,737
AXA S.A.	11,966	326,865
BNP Paribas S.A.	4,117	296,107
Bouygues S.A.	1,768	74,449
Casino Guichard Perrachon S.A.	955	56,487
CNP Assurances	2,816	63,128
Credit Agricole S.A.	11,237	180,518
Edenred	686	17,863
Electricite de France S.A.	24,505	265,014
Engie S.A.	19,089	287,716
Eutelsat Communications S.A.	1,627	41,493
ICADE	554	46,442
Lagardere SCA	1,146	36,141
Metropole Television S.A.	1,619	37,633
Natixis S.A.	17,558	117,692
Orange S.A.	14,933	236,572
Sanofi	5,723	546,732
SCOR SE	1,829	72,407
Societe Generale S.A.	3,722	199,988
Suez	2,511	46,438
TOTAL S.A.	15,212	750,997
Unibail-Rodamco SE(a)	529	133,129
Veolia Environnement S.A.	1,846	38,951
Vivendi S.A.	16,517	367,162

Total France		4,260,661

Germany - 3.1%
Allianz SE Registered Shares	1,995	392,278
Axel Springer SE(a)	367	22,017
BASF SE	3,599	332,861
Bayerische Motoren Werke AG	2,521	233,707
Daimler AG Registered Shares	5,534	399,979
Deutsche Lufthansa AG Registered Shares	3,316	75,358
Deutsche Telekom AG Registered Shares	15,581	279,359
E.ON SE	16,194	152,341
Evonik Industries AG	1,253	39,994
Freenet AG	1,312	41,787
Hugo Boss AG	561	39,223
K+S AG Registered Shares(a)	1,562	39,942
METRO AG	1,283	43,249
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	929	187,067
ProSiebenSat.1 Media SE	1,089	45,509
Siemens AG Registered Shares	3,947	541,786
Telefonica Deutschland Holding AG	19,998	99,742

Total Germany		2,966,199

Hong Kong - 0.9%
BOC Hong Kong Holdings Ltd.	41,500	198,557
CLP Holdings Ltd.	8,500	89,938
CP Pokphand Co., Ltd.	118,000	9,069
Hang Lung Properties Ltd.	13,472	33,652
Hang Seng Bank Ltd.	7,400	154,798
Hopewell Holdings Ltd.	8,500	32,393
Hysan Development Co., Ltd.	6,000	28,630
New World Development Co., Ltd.	44,423	56,393
PCCW Ltd.	14,000	7,963
Power Assets Holdings Ltd.	7,000	61,827
Sino Land Co., Ltd.	26,000	42,631
SJM Holdings Ltd.	50,000	52,713
Swire Pacific Ltd. Class A	5,500	53,722
Wharf Holdings Ltd. (The)	6,519	54,030

Total Hong Kong		876,316

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	880	68,920

Indonesia - 0.1%
Gudang Garam Tbk PT	4,700	27,613
Perusahaan Gas Negara Persero Tbk	134,200	22,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
United Tractors Tbk PT	18,500	$38,104

Total Indonesia		88,373

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	27,162	45,105
Israel Chemicals Ltd.	6,274	29,611

Total Israel		74,716

Italy - 1.6%
ACEA SpA	1,506	22,793
Assicurazioni Generali SpA	7,432	122,147
Atlantia SpA	3,295	92,600
Azimut Holding SpA	765	15,313
Banca Generali SpA	1,059	31,476
Banca Mediolanum SpA	3,954	32,763
Enel SpA	40,554	217,116
Eni SpA	21,156	317,544
Hera SpA	14,479	44,191
Intesa Sanpaolo SpA	83,651	264,853
Mediobanca SpA	1,875	18,477
Poste Italiane SpA(b)	3,912	26,749
Snam SpA	22,135	96,339
Societa Iniziative Autostradali e Servizi SpA	1,242	13,677
Telecom Italia SpA RSP	30,074	22,124
Terna Rete Elettrica Nazionale SpA	11,273	60,764
Unione di Banche Italiane SpA	5,877	25,244
UnipolSai Assicurazioni SpA	26,347	57,426

Total Italy		1,481,596

Japan - 3.6%
Amada Holdings Co., Ltd.	2,600	30,036
Aozora Bank Ltd.	8,331	31,734
Bridgestone Corp.	3,100	133,535
Canon, Inc.	6,800	230,943
Chugoku Electric Power Co., Inc. (The)	1,800	19,849
Daiwa Securities Group, Inc.	12,601	74,668
Hino Motors Ltd.	3,000	33,295
Hokuriku Electric Power Co.(a)	3,800	34,260
ITOCHU Corp.	9,542	141,737
Japan Airlines Co., Ltd.	1,700	52,561
Japan Post Holdings Co., Ltd.	13,000	161,285
JXTG Holdings, Inc.	20,250	88,436
Kawasaki Heavy Industries Ltd.	7,000	20,684
Konica Minolta, Inc.	3,100	25,714
Marubeni Corp.	6,669	43,079
Mitsubishi UFJ Financial Group, Inc.	37,100	249,226
Mitsui & Co., Ltd.	6,658	95,135
Mixi, Inc.	400	22,250
Mizuho Financial Group, Inc.	72,600	132,717
MS&AD Insurance Group Holdings, Inc.	1,100	36,947
Nissan Motor Co., Ltd.	20,300	201,988
NSK Ltd.	2,600	32,465
Oracle Corp.	1,400	90,833
Resona Holdings, Inc.	13,500	74,313
Ricoh Co., Ltd.	4,100	36,198
Sankyo Co., Ltd.	500	16,954
Showa Shell Sekiyu K.K.	1,200	11,129
Sony Financial Holdings, Inc.	1,100	18,738
Subaru Corp.	3,200	107,825
Sumitomo Corp.	5,886	76,587
Sumitomo Mitsui Financial Group, Inc.	4,400	171,481
Sumitomo Mitsui Trust Holdings, Inc.	900	32,192
Sumitomo Rubber Industries Ltd.	1,300	21,937
T&D Holdings, Inc.	1,600	24,343
Takeda Pharmaceutical Co., Ltd.	3,000	152,430
Toyota Motor Corp.	12,500	655,594

Total Japan		3,383,098

Malaysia - 0.4%
AMMB Holdings Bhd	45,900	52,180
Astro Malaysia Holdings Bhd	23,800	14,027
Axiata Group Bhd	19,901	22,392
British American Tobacco Malaysia Bhd	1,700	17,196
DiGi.Com Bhd	71,100	82,816
Malayan Banking Bhd	36,300	81,434
Maxis Bhd	32,000	41,373
MISC Bhd	8,800	15,293
Sime Darby Bhd	7,100	15,713
YTL Power International Bhd	36,051	12,178

Total Malaysia		354,602

Mexico - 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,835	12,380
Wal-Mart de Mexico S.A.B. de C.V.	68,621	159,726

Total Mexico		172,106

Netherlands - 0.5%
ABN AMRO Group N.V. CVA(b)	2,335	61,812
Aegon N.V.	13,216	67,394
Boskalis Westminster	679	22,021
ING Groep N.V.	14,766	254,305
NN Group N.V.	1,533	54,412
Randstad Holding N.V.	831	48,451

Total Netherlands		508,395

New Zealand - 0.2%
Fletcher Building Ltd.	3,684	21,552
Mercury NZ Ltd.	12,652	30,756
Meridian Energy Ltd.	15,189	32,363
Spark New Zealand Ltd.	23,748	65,728

Total New Zealand		150,399

Norway - 0.6%
DNB ASA	3,117	52,839
Gjensidige Forsikring ASA	2,211	37,613
Statoil ASA	16,218	267,956
Telenor ASA	8,311	137,414
Yara International ASA	1,941	72,666

Total Norway		568,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
Philippines - 0.2%
Aboitiz Power Corp.	36,900	$28,447
DMCI Holdings, Inc.	62,500	17,464
Energy Development Corp.	136,600	16,378
Globe Telecom, Inc.	440	17,858
Manila Electric Co.	7,850	40,572
PLDT, Inc.	1,255	44,719

Total Philippines		165,438

Poland - 0.2%
Bank Handlowy w Warszawie S.A.	1,818	33,719
Bank Pekao S.A.	1,045	35,169
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,891	25,379
Powszechny Zaklad Ubezpieczen S.A.	5,252	63,152

Total Poland		157,419

Portugal - 0.2%
EDP - Energias de Portugal S.A.	22,460	73,341
Galp Energia, SGPS, S.A.	3,107	46,971
Navigator Co. S.A. (The)	8,604	37,104

Total Portugal		157,416

Russia - 1.3%
Gazprom Neft PJSC ADR	4,075	62,348
Gazprom PJSC ADR	55,635	220,203
Lukoil PJSC ADR	4,751	231,374
MegaFon PJSC GDR Reg S	6,974	63,882
MMC Norilsk Nickel PJSC ADR	10,218	141,009
Mobile TeleSystems PJSC ADR	11,706	98,096
Novolipetsk Steel PJSC GDR	5,092	98,581
PhosAgro PJSC GDR Reg S	3,157	41,830
Rosneft Oil Co. PJSC GDR Reg S	29,299	159,240
RusHydro PJSC ADR	13,669	17,496
Severstal PJSC GDR Reg S	6,642	87,143
Sistema PJSC FC GDR Reg S	1,585	6,625

Total Russia		1,227,827

Singapore - 0.8%
DBS Group Holdings Ltd.	8,800	132,558
Frasers Centrepoint Ltd.	31,900	43,557
Hutchison Port Holdings Trust	79,700	34,271
Keppel Corp., Ltd.	8,300	37,918
Oversea-Chinese Banking Corp., Ltd.	21,603	169,297
Singapore Airlines Ltd.	1,200	8,820
Singapore Telecommunications Ltd.	86,900	245,518
StarHub Ltd.(a)	11,700	23,113
United Overseas Bank Ltd.	4,513	75,782

Total Singapore		770,834

South Africa - 0.8%
Barclays Africa Group Ltd.	3,439	37,730
FirstRand Ltd.	21,763	78,315
Foschini Group Ltd. (The)	2,713	28,425
Hyprop Investments Ltd.	4,381	39,037
Imperial Holdings Ltd.	2,016	24,772
MMI Holdings Ltd.	14,100	21,781
MTN Group Ltd.	16,206	141,126
Nedbank Group Ltd.	3,075	49,001
RMB Holdings Ltd.	7,324	32,840
Sanlam Ltd.	11,848	58,596
Sasol Ltd.	2,537	70,964
Sibanye Gold Ltd.	6,883	7,906
Standard Bank Group Ltd.	1,782	19,590
Telkom S.A. SOC Ltd.(a)	3,900	18,321
Truworths International Ltd.	4,136	22,570
Vodacom Group Ltd.	7,737	97,001

Total South Africa		747,975

South Korea - 0.3%
Korea Electric Power Corp.	3,554	126,734
POSCO	359	90,052
SK Telecom Co., Ltd.	389	90,438

Total South Korea		307,224

Spain - 2.6%
Abertis Infraestructuras S.A.	6,497	120,193
Acerinox S.A.	3,426	46,832
ACS Actividades de Construccion y Servicios S.A.	1,802	69,519
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	1,046	12,216
Banco Bilbao Vizcaya Argentaria S.A.	28,543	236,510
Banco de Sabadell S.A.	22,698	46,055
Banco Santander S.A.	67,456	445,619
Bankia S.A.	5,190	25,051
CaixaBank S.A.	23,915	114,015
Enagas S.A.(a)	1,792	50,177
Endesa S.A.(a)	5,481	126,090
Ferrovial S.A.	1,835	40,676
Gas Natural SDG S.A.	5,351	125,052
Iberdrola S.A.	34,972	276,539
Mapfre S.A.	13,773	48,037
Mediaset Espana Comunicacion S.A.	3,047	37,863
Red Electrica Corp. S.A.(a)	3,436	71,697
Repsol S.A.	7,948	121,472
Tecnicas Reunidas S.A.	422	16,300
Telefonica S.A.	42,084	433,814

Total Spain		2,463,727

Sweden - 1.3%
Hennes & Mauritz AB Class B	5,066	126,071
Nordea Bank AB	24,706	314,004
Skandinaviska Enskilda Banken AB Class A	12,690	153,311
Skanska AB Class B	3,529	83,638
SKF AB Class B	1,757	35,559
Svenska Handelsbanken AB Class A	7,703	110,140
Swedbank AB Class A	5,986	145,701
Telefonaktiebolaget LM Ericsson Class B	25,527	182,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
Telia Co. AB	24,210	$111,340

Total Sweden		1,262,110

Switzerland - 2.5%
ABB Ltd. Registered Shares	8,418	208,154
Adecco Group AG Registered Shares	430	32,733
Baloise Holding AG Registered Shares	740	114,518
Credit Suisse Group AG Registered Shares*	9,455	136,842
Kuehne + Nagel International AG Registered Shares	736	122,968
Novartis AG Registered Shares	9,608	800,625
STMicroelectronics N.V.	5,061	72,616
Sulzer AG Registered Shares	383	43,473
Swiss Re AG	1,450	132,713
Swisscom AG Registered Shares	317	153,162
UBS Group AG Registered Shares*	17,898	303,517
Zurich Insurance Group AG	852	248,309

Total Switzerland		2,369,630

Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc.	40,173	51,570
Asia Cement Corp.	15,514	13,311
Asustek Computer, Inc.	5,486	51,848
Catcher Technology Co., Ltd.	2,000	23,899
Cathay Financial Holding Co., Ltd.	53,000	87,288
Cheng Shin Rubber Industry Co., Ltd.	8,197	17,434
China Development Financial Holding Corp.	143,000	41,509
Chunghwa Telecom Co., Ltd.	32,000	113,610
Compal Electronics, Inc.	25,000	16,847
CTBC Financial Holding Co., Ltd.	99,480	65,241
Far Eastern New Century Corp.	15,994	13,013
First Financial Holding Co., Ltd.	77,835	52,069
Formosa Chemicals & Fibre Corp.	10,000	31,394
Formosa Petrochemical Corp.	29,000	100,099
Formosa Plastics Corp.	16,000	48,757
Fubon Financial Holding Co., Ltd.*	58,195	92,687
Hon Hai Precision Industry Co., Ltd.	72,500	278,846
MediaTek, Inc.	9,389	80,402
Mega Financial Holding Co., Ltd.	86,941	72,308
Nan Ya Plastics Corp.	25,000	62,048
Nanya Technology Corp.	17,686	31,860
Novatek Microelectronics Corp.	3,000	12,130
Pegatron Corp.	16,680	52,255
Quanta Computer, Inc.	25,210	59,669
Siliconware Precision Industries Co., Ltd.*	18,000	29,083
SinoPac Financial Holdings Co., Ltd.	87,600	26,781
Taiwan Mobile Co., Ltd.	16,800	63,235
United Microelectronics Corp.	86,000	41,700
Yuanta Financial Holding Co., Ltd.	101,000	44,490

Total Taiwan		1,675,383

Thailand - 0.4%
Advanced Info Service PCL	15,041	78,592
Advanced Info Service PCL NVDR	8,300	43,369
Glow Energy PCL NVDR	7,500	17,387
Intouch Holdings PCL NVDR	21,071	35,356
Krung Thai Bank PCL NVDR	33,400	18,485
Land & Houses PCL NVDR	139,200	40,977
PTT Exploration & Production PCL NVDR	16,600	42,148
PTT Global Chemical PCL NVDR	22,636	45,645
Siam Commercial Bank PCL (The) NVDR	17,600	80,565

Total Thailand		402,524

Turkey - 0.1%
Eregli Demir ve Celik Fabrikalari TAS	5,658	11,324
Ford Otomotiv Sanayi AS	4,370	53,295
Tupras Turkiye Petrol Rafinerileri AS	2,460	70,674

Total Turkey		135,293

United Kingdom - 7.4%
Aberdeen Asset Management PLC	3,442	13,502
Admiral Group PLC	912	23,728
AstraZeneca PLC	6,121	408,277
Aviva PLC	15,256	104,236
BAE Systems PLC	21,411	176,188
Barratt Developments PLC	5,136	37,593
Berkeley Group Holdings PLC	1,409	59,061
BP PLC	143,804	827,124
Capita PLC	3,628	32,588
Centrica PLC	26,587	69,139
Direct Line Insurance Group PLC	4,633	21,388
Dunelm Group PLC	1,148	8,970
easyJet PLC	2,977	52,552
GlaxoSmithKline PLC	31,230	663,460
HSBC Holdings PLC	103,995	961,394
IG Group Holdings PLC	3,687	27,203
Imperial Brands PLC	5,035	225,539
Inmarsat PLC	4,197	41,951
International Consolidated Airlines Group S.A.	10,666	84,535
Intu Properties PLC(a)	5,497	19,215
ITV PLC	41,263	97,228
J Sainsbury PLC	15,615	51,053
Legal & General Group PLC	35,995	120,770
Lloyds Banking Group PLC	227,122	195,156
Man Group PLC	16,867	33,916
Marks & Spencer Group PLC	10,945	47,385
National Grid PLC	21,004	259,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
NEX Group PLC	3,991	$32,375
Next PLC	994	49,787
Old Mutual PLC	24,315	61,083
Pearson PLC	5,418	48,666
Pennon Group PLC	2,519	27,011
Persimmon PLC	2,035	59,264
Rio Tinto PLC	6,765	284,887
Royal Dutch Shell PLC Class A	31,137	823,064
Royal Mail PLC	6,983	38,205
Severn Trent PLC	1,718	48,693
Sky PLC	7,372	95,184
SSE PLC	6,859	129,455
Standard Life PLC	11,930	61,846
TalkTalk Telecom Group PLC(a)	8,095	18,980
Tate & Lyle PLC	2,100	18,058
TechnipFMC PLC*	1,598	43,278
United Utilities Group PLC	5,367	60,477
Vodafone Group PLC	152,420	431,114
William Hill PLC	2,507	8,278

Total United Kingdom		7,002,537

United States - 52.6%
AbbVie, Inc.	13,616	987,296
AES Corp.	6,165	68,493
Alliant Energy Corp.	1,619	65,035
Altria Group, Inc.	15,622	1,163,370
Ameren Corp.	2,298	125,632
American Campus Communities, Inc.	831	39,306
American Eagle Outfitters, Inc.	1,935	23,317
American Electric Power Co., Inc.	3,983	276,699
Ameriprise Financial, Inc.	675	85,921
Apple Hospitality REIT, Inc.	475	8,887
AT&T, Inc.	65,316	2,464,373
AvalonBay Communities, Inc.	488	93,779
Avangrid, Inc.	2,028	89,536
B&G Foods, Inc.(a)	500	17,800
BB&T Corp.	1,913	86,869
Best Buy Co., Inc.	2,185	125,266
BGC Partners, Inc. Class A	1,271	16,065
Boeing Co. (The)	4,464	882,756
Brandywine Realty Trust	3,095	54,255
CA, Inc.	2,878	99,205
Camden Property Trust	832	71,144
Care Capital Properties, Inc.	765	20,425
Caterpillar, Inc.	5,156	554,064
CBL & Associates Properties, Inc.(a)	4,015	33,846
CenterPoint Energy, Inc.	4,883	133,697
CenturyLink, Inc.(a)	10,588	252,841
CF Industries Holdings, Inc.	3,053	85,362
Chevron Corp.	18,056	1,883,782
Cinemark Holdings, Inc.	873	33,916
Cisco Systems, Inc.	36,924	1,155,721
CME Group, Inc.	3,279	410,662
CMS Energy Corp.	1,607	74,324
Coach, Inc.	2,770	131,132
Coca-Cola Co. (The)	30,453	1,365,817
Colony NorthStar, Inc. Class A	4,779	67,336
Columbia Property Trust, Inc.	1,408	31,511
Compass Minerals International, Inc.	437	28,536
ConocoPhillips	10,023	440,611
Consolidated Edison, Inc.	2,508	202,697
Covanta Holding Corp.(a)	2,001	26,413
Cracker Barrel Old Country Store, Inc.(a)	122	20,405
Crown Castle International Corp.	2,626	263,073
Cullen/Frost Bankers, Inc.	670	62,920
Cummins, Inc.	1,144	185,580
Cypress Semiconductor Corp.	3,660	49,959
Darden Restaurants, Inc.	999	90,350
DDR Corp.	3,169	28,743
Deere & Co.	2,086	257,809
Digital Realty Trust, Inc.	1,241	140,171
Dominion Energy, Inc.	4,338	332,421
Domtar Corp.	553	21,246
Dow Chemical Co. (The)	8,658	546,060
DTE Energy Co.	1,249	132,132
Duke Energy Corp.	6,546	547,180
Emerson Electric Co.	5,646	336,615
Entergy Corp.	2,173	166,821
EPR Properties	1,121	80,566
Equity Residential	1,492	98,218
Eversource Energy	1,953	118,567
Exelon Corp.	7,710	278,100
Extended Stay America, Inc.	2,444	47,316
Extra Space Storage, Inc.	421	32,838
Exxon Mobil Corp.	32,256	2,604,027
FirstEnergy Corp.	4,256	124,105
Flowers Foods, Inc.	1,793	31,037
Ford Motor Co.	43,323	484,784
Frontier Communications Corp.(a)	27,843	32,298
GameStop Corp. Class A	1,434	30,989
Gaming and Leisure Properties, Inc.	1,769	66,638
Gap, Inc. (The)	2,985	65,640
General Electric Co.	67,880	1,833,439
General Mills, Inc.	3,646	201,988
General Motors Co.	15,745	549,973
Great Plains Energy, Inc.	2,081	60,932
H&R Block, Inc.	1,723	53,258
Hancock Holding Co.	1,232	60,368
Hawaiian Electric Industries, Inc.	1,386	44,879
HCP, Inc.	5,363	171,401
Helmerich & Payne, Inc.(a)	1,255	68,197
Highwoods Properties, Inc.	1,054	53,448
HollyFrontier Corp.	2,549	70,021
Hospitality Properties Trust	2,207	64,334
Host Hotels & Resorts, Inc.	7,474	136,550
HP, Inc.	12,515	218,762
HSN, Inc.	590	18,821
Huntsman Corp.	3,321	85,815
International Business Machines Corp.	7,347	1,130,189
International Paper Co.	3,123	176,793
Iron Mountain, Inc.	2,816	96,758
Kimberly-Clark Corp.	2,233	288,303
Kimco Realty Corp.	3,535	64,867
Kinder Morgan, Inc.	20,362	390,136
KLA-Tencor Corp.	998	91,327
Kohl’s Corp.	1,950	75,406
L Brands, Inc.	1,937	104,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
Lamar Advertising Co. Class A	1,073	$78,941
Las Vegas Sands Corp.	9,076	579,866
LaSalle Hotel Properties	1,189	35,432
Leggett & Platt, Inc.	454	23,849
Liberty Property Trust	1,980	80,606
LPL Financial Holdings, Inc.	384	16,305
Macerich Co. (The)	1,070	62,124
Macquarie Infrastructure Corp.	836	65,542
Macy’s, Inc.	2,908	67,582
Marathon Petroleum Corp.	3,568	186,713
Mattel, Inc.	5,202	111,999
Maxim Integrated Products, Inc.	1,788	80,281
McDonald’s Corp.	6,792	1,040,263
MDU Resources Group, Inc.	1,746	45,745
Medical Properties Trust, Inc.	4,526	58,250
Merck & Co., Inc.	19,812	1,269,751
Meredith Corp.	268	15,933
MetLife, Inc.	6,858	376,779
Mid-America Apartment Communities, Inc.	521	54,903
Mosaic Co. (The)	3,814	87,074
Murphy Oil Corp.	2,355	60,359
National Fuel Gas Co.	452	25,240
National Oilwell Varco, Inc.	2,756	90,783
National Retail Properties, Inc.	1,227	47,976
Navient Corp.	3,891	64,785
New Jersey Resources Corp.	411	16,317
New York Community Bancorp, Inc.	5,671	74,460
Nordstrom, Inc.(a)	1,023	48,930
NorthWestern Corp.	502	30,632
NRG Energy, Inc.	2,650	45,633
Nucor Corp.	2,443	141,376
Occidental Petroleum Corp.	6,960	416,695
Oceaneering International, Inc.	365	8,337
OGE Energy Corp.	1,481	51,524
Old Republic International Corp.	3,323	64,898
Olin Corp.	1,345	40,727
Omega Healthcare Investors, Inc.	1,731	57,158
ONEOK, Inc.	2,663	138,902
Outfront Media, Inc.	2,038	47,119
PACCAR, Inc.	2,674	176,591
Packaging Corp. of America	579	64,495
PacWest Bancorp	1,202	56,133
Paychex, Inc.	2,556	145,539
PBF Energy, Inc. Class A(a)	1,390	30,941
People’s United Financial, Inc.	4,531	80,017
Pfizer, Inc.	47,672	1,601,302
PG&E Corp.	3,519	233,556
Philip Morris International, Inc.	15,371	1,805,324
Phillips 66	3,093	255,760
Piedmont Office Realty Trust, Inc. Class A	2,402	50,634
Pinnacle West Capital Corp.	1,094	93,165
Pitney Bowes, Inc.	2,037	30,759
PPL Corp.	6,368	246,187
Principal Financial Group, Inc.	1,439	92,197
Procter & Gamble Co. (The)	18,917	1,648,617
Prologis, Inc.	4,082	239,368
Prudential Financial, Inc.	2,931	316,958
Public Service Enterprise Group, Inc.	4,060	174,621
Public Storage	764	159,317
QUALCOMM, Inc.	10,687	590,136
Rayonier, Inc.	1,510	43,443
Realty Income Corp.	1,979	109,201
Regal Entertainment Group Class A	914	18,700
Reynolds American, Inc.	10,664	693,587
RLJ Lodging Trust	2,459	48,860
Ryman Hospitality Properties, Inc.	209	13,378
SCANA Corp.	1,383	92,675
SemGroup Corp. Class A	559	15,093
Senior Housing Properties Trust	4,698	96,027
Simon Property Group, Inc.	1,848	298,932
Six Flags Entertainment Corp.	784	46,734
South Jersey Industries, Inc.	918	31,368
Southern Co. (The)	8,947	428,382
Spirit Realty Capital, Inc.	6,385	47,313
Staples, Inc.	9,136	92,000
T. Rowe Price Group, Inc.	973	72,206
Targa Resources Corp.	1,733	78,332
Target Corp.	4,552	238,024
Taubman Centers, Inc.	359	21,378
Timken Co. (The)	1,154	53,372
Tupperware Brands Corp.	697	48,950
UDR, Inc.	1,268	49,414
Umpqua Holdings Corp.	3,032	55,668
Uniti Group, Inc.	1,881	47,288
Valero Energy Corp.	4,652	313,824
Vector Group Ltd.	1,861	39,677
Vectren Corp.	730	42,661
Ventas, Inc.	3,095	215,041
VEREIT, Inc.	5,543	45,120
Verizon Communications, Inc.	42,102	1,880,275
Viacom, Inc. Class B	3,074	103,194
W.P. Carey, Inc.	1,516	100,071
Washington Prime Group, Inc.	4,984	41,716
WEC Energy Group, Inc.	1,827	112,141
Weingarten Realty Investors	753	22,665
Wells Fargo & Co.	27,854	1,543,390
Welltower, Inc.	3,403	254,715
Western Digital Corp.	2,057	182,250
Western Union Co. (The)	3,208	61,112
WestRock Co.	1,543	87,426
Weyerhaeuser Co.	5,829	195,271
WGL Holdings, Inc.	485	40,464
Williams Cos., Inc. (The)	12,515	378,954
Wyndham Worldwide Corp.	536	53,820
Xcel Energy, Inc.	4,057	186,135
Xerox Corp.	1,666	47,864

Total United States		49,754,172

TOTAL COMMON STOCKS (Cost: $88,130,542)		94,112,000

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17*	1,716	1,370
Repsol S.A., expiring 7/6/17*	7,558	3,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2017

Investments	Shares	Value
TOTAL RIGHTS (Cost: $5,045)		$4,818

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $1,252,070)(d)	1,252,070	$1,252,070

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $89,387,657)		95,368,888
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.8)%		(789,672)

NET ASSETS - 100.0%		$94,579,216

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $1,194,869 and the total market value of the collateral held by the Fund was $1,425,612. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $173,542. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	USD	26,961	BRL	89,075	$(77)
7/3/2017	USD	16,674	MYR	71,635	14

					$(63)

CURRENCY LEGEND

BRL	Brazilian real
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Aerospace & Defense - 0.1%
Bharat Electronics Ltd.	996,563	$2,490,733

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.*	216,532	575,186
Transport Corp. of India Ltd.	99,706	508,807

Total Air Freight & Logistics		1,083,993

Airlines - 0.5%
InterGlobe Aviation Ltd.(a)	123,985	2,237,628
Jet Airways India Ltd.*	366,064	3,194,406
SpiceJet Ltd.*	1,106,585	2,262,390

Total Airlines		7,694,424

Auto Components - 1.6%
Apollo Tyres Ltd.	1,483,542	5,524,480
Bharat Forge Ltd.	269,275	4,551,898
Bosch Ltd.	6,851	2,472,481
Ceat Ltd.*	128,146	3,558,647
Exide Industries Ltd.	579,444	1,976,676
JK Tyre & Industries Ltd.	525,767	1,308,368
Kesoram Industries Ltd.*	145,138	331,311
Mahindra CIE Automotive Ltd.*	136,907	516,386
Motherson Sumi Systems Ltd.*	480,001	3,430,833
Tube Investments of India Ltd.	246,307	2,543,569

Total Auto Components		26,214,649

Automobiles - 5.9%
Bajaj Auto Ltd.	217,423	9,388,839
Hero MotoCorp Ltd.	257,547	14,747,965
Mahindra & Mahindra Ltd.	772,935	16,126,554
Maruti Suzuki India Ltd.	215,204	24,030,267
Tata Motors Ltd.	4,605,543	30,819,998
TVS Motor Co., Ltd.	195,330	1,659,644

Total Automobiles		96,773,267

Banks - 11.8%
Axis Bank Ltd.	5,648,903	45,213,072
City Union Bank Ltd.	680,516	1,861,911
DCB Bank Ltd.	548,422	1,685,037
Federal Bank Ltd.	2,792,399	4,875,223
ICICI Bank Ltd.	11,529,493	51,754,514
IDFC Bank Ltd.	1,603,306	1,356,811
Indian Bank	514,636	2,249,231
IndusInd Bank Ltd.	605,508	13,854,435
Jammu & Kashmir Bank Ltd. (The)	1,622,266	2,137,087
Karnataka Bank Ltd. (The)	1,829,582	4,613,759
Karur Vysya Bank Ltd. (The)	668,983	1,497,611
Kotak Mahindra Bank Ltd.	966,883	14,296,630
Lakshmi Vilas Bank Ltd. (The)	284,672	878,624
South Indian Bank Ltd. (The)	10,679,735	4,584,996
State Bank of India	5,893,625	24,951,313
Union Bank of India*	555,338	1,266,398
Yes Bank Ltd.	804,368	18,212,223

Total Banks		195,288,875

Beverages - 0.2%
United Spirits Ltd.*	100,419	3,726,009

Biotechnology - 0.1%
Biocon Ltd.*	391,104	2,003,094

Building Products - 0.1%
Kajaria Ceramics Ltd.	107,459	1,106,136

Capital Markets - 0.4%
CARE Ratings Ltd.	56,001	1,389,119
CRISIL Ltd.	10,413	313,175
Edelweiss Financial Services Ltd.	1,033,217	3,060,289
JM Financial Ltd.	861,817	1,566,637

Total Capital Markets		6,329,220

Chemicals - 2.1%
Asian Paints Ltd.	366,085	6,246,737
Atul Ltd.	26,629	994,774
Berger Paints India Ltd.	254,528	969,677
Castrol India Ltd.	177,416	1,110,814
Chambal Fertilizers and Chemicals Ltd.	884,424	1,605,680
Coromandel International Ltd.	132,394	859,447
DCM Shriram Ltd.	177,489	943,771
GHCL Ltd.	93,809	327,706
Godrej Industries Ltd.*	182,982	1,805,545
Gujarat Fluorochemicals Ltd.*	62,161	710,782
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	212,227	880,757
Kansai Nerolac Paints Ltd.	272,809	1,858,330
Monsanto India Ltd.	12,550	532,240
PI Industries Ltd.	76,357	989,348
Pidilite Industries Ltd.	129,452	1,613,406
Rashtriya Chemicals & Fertilizers Ltd.	584,643	686,512
Supreme Industries Ltd.	33,344	633,375
UPL Ltd.	869,863	11,309,733

Total Chemicals		34,078,634

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	199,451	452,516

Construction & Engineering - 1.3%
Ashoka Buildcon Ltd.	114,240	326,261
Engineers India Ltd.	176,038	418,597
IRB Infrastructure Developers Ltd.	828,581	2,680,430
Kalpataru Power Transmission Ltd.*	68,386	344,059
Larsen & Toubro Ltd.	514,277	13,427,095
NCC Ltd.	602,471	813,703
Praj Industries Ltd.*	181,588	211,261
Voltas Ltd.	435,845	3,083,197

Total Construction & Engineering		21,304,603

Construction Materials - 0.9%
ACC Ltd.	95,830	2,324,753
Ambuja Cements Ltd.	1,148,489	4,380,738
Ramco Cements Ltd. (The)*	168,566	1,812,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2017

Investments	Shares	Value
UltraTech Cement Ltd.	115,548	$7,077,410

Total Construction Materials		15,595,238

Consumer Finance - 1.5%
Bajaj Finance Ltd.	269,797	5,731,321
Bharat Financial Inclusion Ltd.*	127,968	1,426,728
Cholamandalam Investment and Finance Co., Ltd.	60,623	1,054,378
Mahindra & Mahindra Financial Services Ltd.	845,204	4,510,588
Manappuram Finance Ltd.	1,478,205	2,240,034
Shriram City Union Finance Ltd.	73,229	2,700,764
Shriram Transport Finance Co., Ltd.	444,600	6,876,984
Sundaram Finance Ltd.	46,300	1,151,850

Total Consumer Finance		25,692,647

Containers & Packaging - 0.1%
HSIL Ltd.	78,211	442,314
Nilkamal Ltd.	9,840	286,823
Uflex Ltd.	148,554	884,142

Total Containers & Packaging		1,613,279

Diversified Financial Services - 2.7%
IFCI Ltd.*	6,195,581	2,324,391
L&T Finance Holdings Ltd.	1,876,629	4,189,481
Power Finance Corp., Ltd.	6,267,074	11,896,654
Rural Electrification Corp., Ltd.	9,390,214	24,980,040
Srei Infrastructure Finance Ltd.	574,696	1,031,363

Total Diversified Financial Services		44,421,929

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,233,701	7,148,833
Himachal Futuristic Communications Ltd.*	6,895,587	1,269,503

Total Diversified Telecommunication Services		8,418,336

Electric Utilities - 2.3%
Adani Transmission Ltd.*	1,405,061	2,696,543
CESC Ltd.	213,509	2,868,973
Power Grid Corp. of India Ltd.	6,106,526	19,891,380
Reliance Infrastructure Ltd.	1,005,728	7,740,080
Tata Power Co., Ltd. (The)	2,339,710	2,915,701
Torrent Power Ltd.	581,127	1,597,172

Total Electric Utilities		37,709,849

Electrical Equipment - 0.6%
ABB India Ltd.	43,717	981,134
Amara Raja Batteries Ltd.*	78,421	1,018,639
Finolex Cables Ltd.	66,400	468,742
GE T&D India Ltd.	94,654	502,283
Havells India Ltd.	638,651	4,545,031
Inox Wind Ltd.*	292,031	642,683
Suzlon Energy Ltd.*	9,138,015	2,650,749

Total Electrical Equipment		10,809,261

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	538,648	1,091,254

Food Products - 0.6%
Britannia Industries Ltd.	35,669	2,036,285
Kaveri Seed Co., Ltd.*	130,723	1,321,336
KRBL Ltd.*	540,620	3,171,582
Nestle India Ltd.	28,841	3,005,934
Tata Global Beverages Ltd.	172,683	402,471

Total Food Products		9,937,608

Gas Utilities - 0.7%
GAIL India Ltd.	1,126,569	6,299,723
Gujarat Gas Ltd.	34,612	397,888
Gujarat State Petronet Ltd.	1,046,790	2,859,188
Indraprastha Gas Ltd.	145,323	2,375,642

Total Gas Utilities		11,932,441

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.*	114,207	2,251,983
Dr Lal PathLabs Ltd.(a)	11,882	143,742

Total Health Care Providers & Services		2,395,725

Hotels, Restaurants & Leisure - 0.0%
Cox & Kings Ltd.	85,630	366,962

Household Durables - 0.1%
Whirlpool of India Ltd.*	62,080	1,093,309

Household Products - 1.1%
Hindustan Unilever Ltd.	1,060,209	17,708,012
Jyothy Laboratories Ltd.	53,844	296,470

Total Household Products		18,004,482

Independent Power & Renewable Electricity Producers - 2.4%
Adani Power Ltd.*	3,020,679	1,392,632
JSW Energy Ltd.	2,459,351	2,436,997
NHPC Ltd.	12,959,129	6,285,340
NTPC Ltd.	9,510,253	23,386,652
PTC India Ltd.	1,420,251	2,121,450
Reliance Power Ltd.*	5,037,269	3,315,967

Total Independent Power & Renewable Electricity Producers		38,939,038

Industrial Conglomerates - 0.8%
Aditya Birla Nuvo Ltd.	197,373	5,677,136
Siemens Ltd.	135,019	2,789,470
Sintex Plastics Technology Ltd.* †	3,550,232	4,693,364

Total Industrial Conglomerates		13,159,970

Insurance - 0.5%
Bajaj Finserv Ltd.*	103,142	6,572,206
Max Financial Services Ltd.	104,926	1,024,464

Total Insurance		7,596,670

IT Services - 15.6%
eClerx Services Ltd.	70,557	1,442,905
Firstsource Solutions Ltd.*	825,704	435,606
HCL Technologies Ltd.	2,489,689	32,774,724
Hexaware Technologies Ltd.	440,046	1,649,215
Infosys Ltd.	7,517,152	108,801,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2017

Investments	Shares	Value
Mindtree Ltd.	621,153	$5,083,581
Mphasis Ltd.	411,404	3,815,691
Persistent Systems Ltd.	180,042	1,900,068
Tata Consultancy Services Ltd.	1,615,394	59,038,886
Tech Mahindra Ltd.	2,165,593	12,798,399
Vakrangee Ltd.	940,292	6,266,916
Wipro Ltd.	5,911,506	23,627,733

Total IT Services		257,635,450

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.*	204,745	2,050,222

Machinery - 1.2%
AIA Engineering Ltd.	103,001	2,223,435
Ashok Leyland Ltd.	3,129,758	4,544,232
Cummins India Ltd.	178,464	2,539,428
Eicher Motors Ltd.*	12,947	5,416,037
Escorts Ltd.	312,059	3,114,676
Force Motors Ltd.*	9,152	596,871
Jain Irrigation Systems Ltd.	648,203	1,030,406
Thermax Ltd.	50,401	730,157

Total Machinery		20,195,242

Marine - 0.1%
Shipping Corp. of India Ltd.*	1,022,246	1,356,141

Media - 0.8%
Dish TV India Ltd.*	938,292	1,162,749
Jagran Prakashan Ltd.*	358,028	1,014,193
Sun TV Network Ltd.	287,734	3,634,207
Zee Entertainment Enterprises Ltd.	909,420	6,913,069

Total Media		12,724,218

Metals & Mining - 1.1%
Gallantt Ispat Ltd.*	45,984	144,204
Hindalco Industries Ltd.	552,733	1,632,866
Hindustan Zinc Ltd.	1,903,192	7,762,933
Kalyani Steels Ltd.*	46,716	303,586
National Aluminium Co., Ltd.	2,852,325	2,857,289
NMDC Ltd.	3,052,404	5,111,935

Total Metals & Mining		17,812,813

Oil, Gas & Consumable Fuels - 20.1%
Aegis Logistics Ltd.	203,488	595,471
Bharat Petroleum Corp., Ltd.	3,246,926	32,118,886
Chennai Petroleum Corp. Ltd.	473,130	2,590,824
Coal India Ltd.	5,760,219	21,766,521
Great Eastern Shipping Co., Ltd. (The)	106,818	671,439
Hindustan Petroleum Corp., Ltd.	3,185,273	25,149,550
Indian Oil Corp., Ltd.	5,293,207	31,544,279
Mangalore Refinery & Petrochemicals Ltd.*	814,402	1,489,894
Oil & Natural Gas Corp., Ltd.	10,925,272	26,587,434
Oil India Ltd.	1,269,040	5,096,775
Petronet LNG Ltd.	540,670	3,613,947
Reliance Industries Ltd.*	8,490,064	181,261,471

Total Oil, Gas & Consumable Fuels		332,486,491

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.*	150,411	684,718
Tamil Nadu Newsprint & Papers Ltd.	58,707	283,192

Total Paper & Forest Products		967,910

Personal Products - 1.0%
Bajaj Corp., Ltd.	126,676	747,366
Colgate-Palmolive India Ltd.	105,490	1,812,935
Dabur India Ltd.	863,086	3,900,328
Emami Ltd.	51,307	853,734
Godrej Consumer Products Ltd.	412,532	6,178,646
Marico Ltd.	625,707	3,042,986

Total Personal Products		16,535,995

Pharmaceuticals - 4.4%
Ajanta Pharma Ltd.	23,960	572,668
Alembic Pharmaceuticals Ltd.	184,447	1,444,472
Alkem Laboratories Ltd.	54,721	1,570,919
Aurobindo Pharma Ltd.	762,999	8,081,209
Bliss Gvs Pharma Ltd.	116,906	274,099
Cadila Healthcare Ltd.	633,311	5,145,361
Cipla Ltd.	738,442	6,347,374
Dishman Carbogen Amcis Ltd.* †	160,195	746,482
Dr. Reddy’s Laboratories Ltd.	201,879	8,401,852
Glenmark Pharmaceuticals Ltd.	250,789	2,455,220
Granules India Ltd.	174,785	360,724
JB Chemicals & Pharmaceuticals Ltd.	94,475	457,046
Jubilant Life Sciences Ltd.	188,369	1,995,232
Lupin Ltd.	468,050	7,674,536
Natco Pharma Ltd.	80,509	1,247,664
Pfizer Ltd.	23,498	656,872
Piramal Enterprises Ltd.*	139,916	6,053,592
Sun Pharmaceutical Industries Ltd.	1,795,095	15,432,749
Torrent Pharmaceuticals Ltd.	155,481	2,935,948
Unichem Laboratories Ltd.*	124,689	517,661
Wockhardt Ltd.	77,488	724,200

Total Pharmaceuticals		73,095,880

Real Estate Management & Development - 0.4%
Anant Raj Ltd.	234,045	208,563
DLF Ltd.*	549,118	1,620,063
Godrej Properties Ltd.*	60,593	487,462
Housing Development & Infrastructure Ltd.*	1,396,713	1,839,955
Oberoi Realty Ltd.*	159,060	880,228
Prestige Estates Projects Ltd.*	307,244	1,202,833
Sobha Ltd.	161,094	918,152

Total Real Estate Management & Development		7,157,256

Road & Rail - 0.1%
Container Corp. of India Ltd.	66,042	1,170,953
VRL Logistics Ltd.	80,486	417,263

Total Road & Rail		1,588,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2017

Investments	Shares	Value
Software - 0.6%
Cyient Ltd.	140,118	$1,100,567
KPIT Technologies Ltd.	1,124,258	2,135,025
NIIT Technologies Ltd.	281,420	2,514,113
Oracle Financial Services Software Ltd.	59,920	3,346,018
TAKE Solutions Ltd.	107,264	271,904
Tata Elxsi Ltd.	16,841	412,887
Zensar Technologies Ltd.	66,289	834,285

Total Software		10,614,799

Specialty Retail - 0.1%
PC Jeweller Ltd.	249,459	1,889,733

Textiles, Apparel & Luxury Goods - 0.9%
Arvind Ltd.	635,570	3,538,346
Himatsingka Seide Ltd.	74,002	389,602
Indo Count Industries Ltd.	240,848	620,029
Kitex Garments Ltd.	68,623	292,115
Raymond Ltd.	54,256	608,305
Sintex Industries Ltd.	3,625,644	1,351,816
SRF Ltd.	25,667	611,779
Titan Co., Ltd.*	310,538	2,519,616
Trident Ltd.	633,316	720,640
Vardhman Textiles Ltd.*	50,846	896,605
Welspun India Ltd.	2,156,832	2,759,544

Total Textiles, Apparel & Luxury Goods		14,308,397

Thrifts & Mortgage Finance - 8.7%
Dewan Housing Finance Corp., Ltd.	845,310	5,717,572
Housing Development Finance Corp., Ltd.	4,236,395	105,845,153
Indiabulls Housing Finance Ltd.	1,231,489	20,503,065
LIC Housing Finance Ltd.	987,323	11,336,935

Total Thrifts & Mortgage Finance		143,402,725

Tobacco - 1.9%
ITC Ltd.	6,399,435	32,042,965

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.*	2,341,665	4,803,787

Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd.*	2,665,340	14,970,438
Gateway Distriparks Ltd.	92,504	368,943
Gujarat Pipavav Port Ltd.	496,017	1,147,237
IL&FS Transportation Networks Ltd.	808,063	1,177,637

Total Transportation Infrastructure		17,664,255

Wireless Telecommunication Services - 2.1%
Bharti Airtel Ltd.	3,911,456	22,977,062
Idea Cellular Ltd.	7,675,877	10,123,667
Reliance Communications Ltd.*	2,755,204	916,447

Total Wireless Telecommunication Services		34,017,176

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $1,272,107,588)		1,649,673,822
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		2,066,345

NET ASSETS - 100.0%		$1,651,740,167

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,439,846, which represents 0.33% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 6.2%
BHP Billiton Ltd.	100,236	$1,789,907
Rio Tinto Ltd.	43,711	2,121,350
Telstra Corp., Ltd.	1,254,850	4,138,890
Wesfarmers Ltd.	87,712	2,699,253
Woodside Petroleum Ltd.	88,753	2,033,489

Total Australia		12,782,889

Austria - 0.7%
OMV AG	27,492	1,424,660

Belgium - 0.9%
Anheuser-Busch InBev S.A.	17,557	1,936,582

China - 1.1%
CNOOC Ltd.	2,054,000	2,249,640

Denmark - 0.8%
Novo Nordisk A/S Class B	36,211	1,548,694

Finland - 2.8%
Kone Oyj Class B	39,993	2,031,648
Nokia Oyj	271,400	1,657,615
UPM-Kymmene Oyj	75,455	2,148,063

Total Finland		5,837,326

France - 12.6%
Air Liquide S.A.	11,200	1,382,164
Bouygues S.A.	56,352	2,372,932
Capgemini SE	9,271	956,739
Carrefour S.A.	66,480	1,679,496
Cie Generale des Etablissements Michelin	12,637	1,677,688
Electricite de France S.A.	426,352	4,610,867
Engie S.A.	272,531	4,107,688
Orange S.A.	128,714	2,039,118
Renault S.A.(a)	23,191	2,096,202
Sanofi	20,372	1,946,187
TOTAL S.A.	58,973	2,911,421

Total France		25,780,502

Germany - 7.3%
BASF SE	21,578	1,995,689
Bayerische Motoren Werke AG	25,600	2,373,220
Daimler AG Registered Shares	39,528	2,856,952
Evonik Industries AG	64,872	2,070,603
Innogy SE(b)	63,137	2,481,856
Telefonica Deutschland Holding AG	659,211	3,287,897

Total Germany		15,066,217

Israel - 1.5%
Teva Pharmaceutical Industries Ltd.	94,013	3,108,892

Italy - 5.4%
Atlantia SpA	77,180	2,169,001
Enel SpA	552,717	2,959,104
Eni SpA	210,508	3,159,649
Snam SpA	631,336	2,747,788

Total Italy		11,035,542

Japan - 15.7%
Bridgestone Corp.	40,400	1,740,263
Canon, Inc.	66,000	2,241,509
Daiichi Sankyo Co., Ltd.	75,200	1,771,577
Eisai Co., Ltd.	27,300	1,507,623
FUJIFILM Holdings Corp.	27,700	995,977
Hitachi Ltd.	187,000	1,147,364
Honda Motor Co., Ltd.	61,100	1,666,166
ITOCHU Corp.	138,600	2,058,770
Japan Tobacco, Inc.	49,300	1,731,818
Mitsubishi Corp.	101,200	2,121,994
Mitsui & Co., Ltd.	157,500	2,250,501
Nissan Motor Co., Ltd.	273,200	2,718,384
Subaru Corp.	66,100	2,227,257
Sumitomo Corp.	158,700	2,064,964
Takeda Pharmaceutical Co., Ltd.	36,800	1,869,804
Tokyo Electron Ltd.	8,400	1,133,357
Toyota Motor Corp.	38,845	2,037,323
Yahoo Japan Corp.	231,000	1,005,331

Total Japan		32,289,982

Netherlands - 1.6%
Koninklijke Ahold Delhaize N.V.	76,608	1,462,662
Steinhoff International Holdings N.V.	352,848	1,794,483

Total Netherlands		3,257,145

Norway - 3.0%
Statoil ASA	167,307	2,764,266
Telenor ASA	201,008	3,323,477

Total Norway		6,087,743

Singapore - 1.3%
Singapore Telecommunications Ltd.	977,900	2,762,851

Spain - 9.1%
Abertis Infraestructuras S.A.	142,888	2,643,388
Amadeus IT Group S.A.	17,972	1,073,068
Endesa S.A.(a)	139,506	3,209,321
Ferrovial S.A.	93,133	2,064,441
Gas Natural SDG S.A.(a)	105,839	2,473,444
Iberdrola S.A.	289,494	2,289,154
Repsol S.A.	138,050	2,109,869
Telefonica S.A.	279,213	2,878,209

Total Spain		18,740,894

Sweden - 2.3%
Telefonaktiebolaget LM Ericsson Class B	129,040	921,764
Telia Co. AB	808,744	3,719,366

Total Sweden		4,641,130

Switzerland - 7.1%
Givaudan S.A. Registered Shares	797	1,596,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2017

Investments	Shares	Value
Kuehne + Nagel International AG Registered Shares	12,350	$2,063,384
LafargeHolcim Ltd. Registered Shares*	34,209	1,961,128
Nestle S.A. Registered Shares	19,608	1,708,649
Novartis AG Registered Shares	24,444	2,036,894
Roche Holding AG Genusschein	6,945	1,770,970
STMicroelectronics N.V.	47,548	682,224
Swisscom AG Registered Shares	5,774	2,789,777

Total Switzerland		14,609,273

United Kingdom - 19.4%
AstraZeneca PLC	35,382	2,360,016
BHP Billiton PLC	135,381	2,068,032
BP PLC	620,008	3,566,129
British American Tobacco PLC	25,511	1,734,416
BT Group PLC	715,912	2,740,979
Centrica PLC	1,343,331	3,493,328
GlaxoSmithKline PLC	128,497	2,729,831
Imperial Brands PLC	55,805	2,499,744
National Grid PLC	185,291	2,290,827
Rio Tinto PLC	61,519	2,590,684
Royal Dutch Shell PLC Class A	149,839	3,960,787
SSE PLC	180,766	3,411,729
Unilever N.V. CVA	27,177	1,497,762
Unilever PLC	27,937	1,507,797
Vodafone Group PLC	1,178,589	3,333,594

Total United Kingdom		39,785,655

TOTAL COMMON STOCKS
(Cost: $220,022,633)		202,945,617

RIGHTS - 0.1%
Spain - 0.1%
Repsol S.A., expiring 7/6/17* (Cost $114,536)	240,400	109,675

EXCHANGE-TRADED FUND - 0.6%
United States - 0.6%
WisdomTree International LargeCap Dividend Fund(a)(c) (Cost: $1,233,187)	27,165	1,284,090

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $4,766,444)(e)	4,766,444	4,766,444

TOTAL INVESTMENTS IN SECURITIES - 101.8%
(Cost: $226,136,800)		209,105,826
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(3,777,424)

NET ASSETS - 100.0%		$205,328,402

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,983,754 and the total market value of the collateral held by the Fund was $5,297,534. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $531,090.

CVA  -  Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/5/2017	EUR	40,000	USD	45,657	$35
	7/5/2017	HKD	41,000	USD	5,252	—
	7/5/2017	SEK	34,000	USD	4,026	(5)

						$30

CURRENCY LEGEND
EUR	Euro
HKD	Hong Kong dollar
SEK	Swedish krona
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 7.4%
Adelaide Brighton Ltd.	78,512	$339,053
AGL Energy Ltd.	33,851	662,118
Alumina Ltd.	222,299	327,388
Amcor Ltd.	63,058	784,056
AMP Ltd.	156,829	624,335
APN Outdoor Group Ltd.	78,627	290,095
Aristocrat Leisure Ltd.	19,536	338,064
ASX Ltd.	13,496	554,976
Aurizon Holdings Ltd.	165,198	679,193
Australia & New Zealand Banking Group Ltd.	199,851	4,402,653
Bank of Queensland Ltd.	37,403	328,500
Bendigo & Adelaide Bank Ltd.	42,102	357,821
BHP Billiton Ltd.	129,920	2,319,972
Boral Ltd.	57,732	307,769
Brambles Ltd.	71,204	531,424
Cabcharge Australia Ltd.	273,818	531,381
Caltex Australia Ltd.	15,571	377,541
carsales.com Ltd.	38,343	338,815
CIMIC Group Ltd.	13,402	399,275
Cleanaway Waste Management Ltd.	182,234	192,201
Coca-Cola Amatil Ltd.	62,710	443,979
Cochlear Ltd.	3,430	408,986
Commonwealth Bank of Australia	105,922	6,728,103
Crown Resorts Ltd.	63,324	596,472
CSL Ltd.	11,194	1,185,175
Flight Centre Travel Group Ltd.(a)	8,902	261,523
Fortescue Metals Group Ltd.	294,176	1,177,881
Harvey Norman Holdings Ltd.	161,317	472,680
Healthscope Ltd.	196,823	333,651
Insurance Australia Group Ltd.	141,065	733,622
IRESS Ltd.	31,683	308,398
JB Hi-Fi Ltd.(a)	22,286	399,498
Link Administration Holdings Ltd.	62,302	377,531
Macquarie Group Ltd.	22,911	1,555,289
Magellan Financial Group Ltd.	10,189	225,398
Medibank Pvt Ltd.	165,811	356,119
National Australia Bank Ltd.	210,642	4,780,943
Newcrest Mining Ltd.	17,188	265,791
Perpetual Ltd.	8,743	374,682
Premier Investments Ltd.	29,382	285,550
Qantas Airways Ltd.	78,476	344,315
QBE Insurance Group Ltd.	77,181	699,172
Ramsay Health Care Ltd.	7,730	436,396
REA Group Ltd.	7,107	361,975
Rio Tinto Ltd.	24,302	1,179,407
Sonic Healthcare Ltd.	31,585	586,785
South32 Ltd.	198,646	408,355
Star Entertainment Grp Ltd. (The)	97,282	376,832
Suncorp Group Ltd.	91,802	1,043,576
Tabcorp Holdings Ltd.	131,793	441,771
Tatts Group Ltd.	112,506	360,724
Telstra Corp., Ltd.	1,169,634	3,857,821
Treasury Wine Estates Ltd.	41,133	415,212
Wesfarmers Ltd.	80,152	2,466,601
Westpac Banking Corp.	241,444	5,650,440
Woodside Petroleum Ltd.	40,769	934,090
Woolworths Ltd.	43,148	845,289

Total Australia		56,366,662

Austria - 0.4%
Andritz AG	9,449	568,382
Erste Group Bank AG*	21,443	819,915
Oesterreichische Post AG	12,865	558,094
OMV AG	15,526	804,571

Total Austria		2,750,962

Belgium - 1.9%
Ageas	13,565	545,527
Anheuser-Busch InBev S.A.	83,731	9,235,746
Bekaert S.A.	5,325	270,541
Euronav N.V.	65,390	516,545
KBC Group N.V.	20,323	1,539,344
Proximus SADP	24,850	868,136
Solvay S.A.	4,729	633,755
UCB S.A.	5,779	396,990
Umicore S.A.	8,122	564,150

Total Belgium		14,570,734

China - 2.6%
Beijing Enterprises Holdings Ltd.	59,500	286,965
China Mobile Ltd.	918,981	9,753,163
China Overseas Land & Investment Ltd.	411,175	1,203,537
China Power International Development Ltd.	1,205,400	427,718
China Resources Power Holdings Co., Ltd.	404,000	792,842
CITIC Ltd.	1,068,000	1,606,149
CNOOC Ltd.	2,526,700	2,767,363
Fosun International Ltd.	267,487	418,031
Guangdong Investment Ltd.	416,000	573,392
Lenovo Group Ltd.	933,003	589,218
Shenzhen Investment Ltd.	808,000	357,089
Sino-Ocean Group Holding Ltd.	705,000	344,984
Sun Art Retail Group Ltd.	612,000	487,628

Total China		19,608,079

Denmark - 1.4%
AP Moller - Maersk A/S Class B	245	491,969
Carlsberg A/S Class B	3,184	339,705
Chr Hansen Holding A/S	7,355	534,238
Coloplast A/S Class B	8,003	667,858
Danske Bank A/S	42,152	1,619,142
DONG Energy A/S(b)	10,456	471,409
FLSmidth & Co. A/S	4,806	303,306
Jyske Bank A/S Registered Shares	2,869	165,922
Novo Nordisk A/S Class B	75,572	3,232,109
Novozymes A/S Class B	8,201	358,419
Pandora A/S	2,833	264,013
SimCorp A/S	3,944	238,620
Spar Nord Bank A/S	17,590	230,439
Sydbank A/S	7,615	286,666
Tryg A/S	25,078	547,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Vestas Wind Systems A/S	6,063	$558,978

Total Denmark		10,310,610

Finland - 1.4%
Aktia Bank Oyj	17,552	187,577
Amer Sports Oyj*	7,544	188,434
Cargotec Oyj Class B	2,533	160,485
Cramo Oyj	5,058	151,145
Elisa Oyj	17,349	671,387
Fortum Oyj	98,520	1,542,799
Kemira Oyj	11,918	150,339
Kesko Oyj Class B	7,768	394,615
Kone Oyj Class B	21,505	1,092,456
Metsa Board Oyj	19,873	144,043
Metso Oyj	10,061	348,383
Neste Oyj	14,297	562,409
Nokia Oyj	256,180	1,564,657
Nokian Renkaat Oyj	8,136	336,290
Sampo Oyj Class A	26,011	1,331,151
Sanoma Oyj	16,766	156,422
Stora Enso Oyj Class R	29,849	385,041
Technopolis Oyj	56,257	236,765
UPM-Kymmene Oyj	35,739	1,017,423
Uponor Oyj	9,383	170,265
Valmet Oyj	7,828	151,869

Total Finland		10,943,955

France - 11.1%
Accor S.A.	12,804	599,405
Aeroports de Paris	4,433	714,421
Air Liquide S.A.	11,749	1,449,915
Airbus SE	19,575	1,607,491
Amundi S.A.(b)	7,213	521,167
Atos SE	2,515	352,537
AXA S.A.	139,785	3,818,391
BNP Paribas S.A.	63,468	4,564,814
Bourbon Corp.(a)	21,039	203,966
Bouygues S.A.	22,639	953,308
Capgemini SE	6,508	671,606
Carrefour S.A.	30,677	774,999
Casino Guichard Perrachon S.A.	11,518	681,277
Christian Dior SE(a)	3,855	1,100,744
Christian Dior SE	39	11,136
Cie de Saint-Gobain	23,970	1,278,918
Cie Generale des Etablissements Michelin	7,356	976,583
Cie Plastic Omnium S.A.	4,947	180,187
CNP Assurances	36,045	808,039
Coface S.A.	20,118	201,462
Credit Agricole S.A.	156,430	2,512,993
Danone S.A.	22,666	1,701,301
Edenred	14,593	379,983
Eiffage S.A.	4,376	397,088
Electricite de France S.A.	302,891	3,275,674
Elior Group(b)	5,842	169,509
Elis S.A.(a)	9,173	209,873
Engie S.A.	237,661	3,582,114
Essilor International S.A.	4,610	585,734
Eurazeo S.A.	3,305	247,620
Eutelsat Communications S.A.	16,757	427,349
Fonciere Des Regions	3,201	296,526
Havas S.A.	24,265	254,780
Hermes International	1,187	585,736
ICADE	3,801	318,639
Imerys S.A.	2,594	225,296
Kering	3,435	1,168,285
Klepierre	14,755	603,902
Korian S.A.	4,103	139,805
L’Oreal S.A.	14,199	2,953,908
Lagardere SCA	13,264	418,296
Legrand S.A.	6,208	433,683
LVMH Moet Hennessy Louis Vuitton SE	13,249	3,298,763
Manitou BF S.A.	5,690	177,170
Metropole Television S.A.	18,594	432,206
Natixis S.A.	234,208	1,569,899
Nexity S.A.*	6,662	386,604
Orange S.A.	135,557	2,147,526
Pernod Ricard S.A.	6,689	894,516
Peugeot S.A.	27,956	556,875
Publicis Groupe S.A.	10,002	745,042
Rallye S.A.	13,362	274,778
Remy Cointreau S.A.	2,804	327,006
Renault S.A.(a)	13,909	1,257,215
Safran S.A.	11,215	1,026,371
Sanofi	61,955	5,918,714
Schneider Electric SE*	23,590	1,809,938
SCOR SE	18,184	719,877
SEB S.A.	940	168,590
Societe Generale S.A.	46,744	2,511,616
Sodexo S.A.	5,845	754,649
SPIE S.A.	9,332	279,927
Suez	30,513	564,308
Tarkett S.A.	3,141	145,735
Thales S.A.	7,229	777,012
TOTAL S.A.	179,130	8,843,416
Unibail-Rodamco SE(a)	4,325	1,088,440
Valeo S.A.	9,179	617,573
Veolia Environnement S.A.	35,818	755,766
Vicat S.A.	2,119	149,046
Vinci S.A.	26,310	2,242,488
Vivendi S.A.	47,758	1,061,628
Wendel S.A.	1,918	283,510

Total France		84,144,664

Germany - 8.0%
Aareal Bank AG	11,393	451,032
adidas AG	4,624	884,697
Allianz SE Registered Shares	24,608	4,838,691
AURELIUS Equity Opportunities SE & Co. KGaA(a)	4,691	251,652
Aurubis AG	2,049	160,668
Axel Springer SE(a)	7,699	461,886
BASF SE	44,131	4,081,552
Bayer AG Registered Shares	27,133	3,503,149
Bayerische Motoren Werke AG	32,752	3,036,238
Beiersdorf AG	4,784	502,206
Brenntag AG	6,189	357,743
Continental AG	5,103	1,099,732
Covestro AG(b)	5,284	380,946
Daimler AG Registered Shares	70,858	5,121,379
Deutsche Bank AG Registered Shares	32,930	583,093
Deutsche Boerse AG	6,621	697,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Deutsche Lufthansa AG Registered Shares	16,797	$381,720
Deutsche Post AG Registered Shares	54,843	2,052,930
Deutsche Telekom AG Registered Shares	223,204	4,001,924
Deutsche Wohnen AG Bearer Shares	10,193	389,342
Duerr AG	2,580	306,179
E.ON SE	69,634	655,065
Evonik Industries AG	20,014	638,813
Fielmann AG(a)	5,568	428,918
Fraport AG Frankfurt Airport Services Worldwide	4,455	392,773
Freenet AG	17,869	569,125
Fresenius Medical Care AG & Co. KGaA	6,155	590,881
Fresenius SE & Co. KGaA	9,890	846,680
Hannover Rueck SE	7,344	879,082
HeidelbergCement AG	4,742	457,828
Hella KGaA Hueck & Co.	3,250	159,744
Henkel AG & Co. KGaA	4,482	541,355
Hugo Boss AG	3,924	274,349
Indus Holding AG	5,940	420,719
Infineon Technologies AG	27,086	571,056
Innogy SE(b)	30,803	1,210,837
KION Group AG	3,041	232,106
LANXESS AG	2,337	176,694
LEG Immobilien AG	3,062	287,456
Leoni AG	2,879	148,010
Linde AG	5,510	1,041,959
MAN SE	3,473	371,831
Merck KGaA	4,462	538,176
METRO AG	13,686	461,341
MTU Aero Engines AG	2,951	415,672
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	8,596	1,730,926
ProSiebenSat.1 Media SE	19,987	835,252
Rheinmetall AG	2,258	214,064
SAP SE	26,423	2,756,006
Siemens AG Registered Shares	34,671	4,759,121
Stroeer SE & Co KGaA(a)	3,571	213,583
Symrise AG	7,645	540,784
Talanx AG	6,064	226,163
Telefonica Deutschland Holding AG	243,391	1,213,943
ThyssenKrupp AG	8,424	238,999
TUI AG	38,681	560,955
Uniper SE	14,885	279,018
Volkswagen AG	3,375	522,550
VTG AG	8,203	319,458
Wacker Neuson SE	9,104	220,443
Zeal Network SE	16,772	506,927

Total Germany		60,993,338

Hong Kong - 2.7%
AIA Group Ltd.	235,565	1,721,523
Bank of East Asia Ltd. (The)	79,458	341,489
BOC Hong Kong Holdings Ltd.	501,444	2,399,161
CLP Holdings Ltd.	146,000	1,544,825
Dah Sing Financial Holdings Ltd.	34,800	292,212
Galaxy Entertainment Group Ltd.	67,000	406,818
Hang Lung Group Ltd.	44,000	182,055
Hang Lung Properties Ltd.	193,000	482,101
Hang Seng Bank Ltd.	99,400	2,079,309
Henderson Land Development Co., Ltd.	135,281	754,695
Hong Kong & China Gas Co., Ltd.	505,743	951,048
Hong Kong Exchanges & Clearing Ltd.	30,900	798,778
MTR Corp., Ltd.	241,000	1,356,820
New World Development Co., Ltd.	575,000	729,941
PCCW Ltd.	951,000	540,891
Power Assets Holdings Ltd.	130,500	1,152,633
Sino Land Co., Ltd.	274,400	449,925
Sun Hung Kai Properties Ltd.	110,000	1,616,228
Swire Pacific Ltd. Class A	50,500	493,262
Swire Properties Ltd.	180,800	596,379
Wharf Holdings Ltd. (The)	124,000	1,027,714
Wheelock & Co., Ltd.	57,000	430,068

Total Hong Kong		20,347,875

Ireland - 0.4%
C&C Group PLC	101,215	371,604
CRH PLC	22,992	812,273
DCC PLC	6,237	566,298
Kerry Group PLC Class A	5,767	495,487
Kingspan Group PLC	6,679	228,951
Paddy Power Betfair PLC	2,862	305,110

Total Ireland		2,779,723

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	333,669	554,091
Delek Automotive Systems Ltd.	68,370	556,215
Harel Insurance Investments & Financial Services Ltd.	36,375	215,454
Israel Chemicals Ltd.	82,091	387,437
Migdal Insurance & Financial Holding Ltd.	361,131	385,998
Oil Refineries Ltd.	468,883	206,380
Sella Capital Real Estate Ltd.	151,554	293,667
Teva Pharmaceutical Industries Ltd.	66,241	2,190,507

Total Israel		4,789,749

Italy - 3.3%
A2A SpA	209,583	347,564
ACEA SpA	23,762	359,640
Assicurazioni Generali SpA	109,849	1,805,404
Atlantia SpA	52,197	1,466,900
Banca Generali SpA	10,502	312,148
Banca Mediolanum SpA	64,394	533,575
Brembo SpA	16,118	235,491
Buzzi Unicem SpA	7,122	177,000
Cementir Holding SpA	26,102	155,403
Datalogic SpA	7,719	207,508
Davide Campari-Milano SpA	34,833	245,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Enel SpA	720,370	$3,856,675
Eni SpA	299,345	4,493,060
ERG SpA	23,680	332,471
Industria Macchine Automatiche SpA	2,961	271,693
Intesa Sanpaolo SpA	1,342,413	4,250,303
Intesa Sanpaolo SpA RSP	114,116	337,882
Iren SpA	88,476	204,648
Italgas SpA	62,588	315,663
Luxottica Group SpA	11,914	688,258
MARR SpA	14,903	353,720
OVS SpA(b)	30,920	219,706
Piaggio & C. SpA	150,839	371,949
Poste Italiane SpA(b)	103,948	710,755
Snam SpA	259,959	1,131,430
Societa Cattolica di Assicurazioni SCRL	26,323	204,455
Terna Rete Elettrica Nazionale SpA	169,605	914,212
Tod’s SpA	1,754	109,229
UnipolSai Assicurazioni SpA	301,412	656,955

Total Italy		25,268,824

Japan - 17.5%
Aeon Co., Ltd.	31,500	478,556
Aichi Steel Corp.	7,900	311,824
Air Water, Inc.	8,000	146,956
Aisin Seiki Co., Ltd.	11,000	562,923
Ajinomoto Co., Inc.	8,700	187,883
Amada Holdings Co., Ltd.	33,400	385,842
ANA Holdings, Inc.	91,000	316,184
Aoyama Trading Co., Ltd.	10,500	374,266
Aozora Bank Ltd.	124,000	472,339
Asahi Glass Co., Ltd.	10,200	429,388
Asahi Group Holdings Ltd.	10,500	395,105
Asahi Holdings, Inc.	14,300	235,067
Asahi Kasei Corp.	57,000	612,562
Astellas Pharma, Inc.	83,000	1,015,339
Azbil Corp.	7,500	285,021
Bandai Namco Holdings, Inc.	8,600	293,147
Bridgestone Corp.	34,500	1,486,116
Brother Industries Ltd.	13,100	302,317
Canon, Inc.	72,600	2,465,660
Casio Computer Co., Ltd.	18,100	278,201
Chiba Bank Ltd. (The)	30,000	217,337
Chubu Electric Power Co., Inc.	24,800	329,423
Chugai Pharmaceutical Co., Ltd.	16,900	632,472
Concordia Financial Group Ltd.	51,000	257,179
COOKPAD, Inc.	9,200	74,592
Cosmo Energy Holdings Co., Ltd.	9,900	156,042
Dai-ichi Life Holdings, Inc.	41,633	750,884
Daicel Corp.	13,200	164,119
Daiichi Sankyo Co., Ltd.	40,500	954,107
Daikin Industries Ltd.	6,400	653,329
Daito Trust Construction Co., Ltd.	3,800	591,679
Daiwa House Industry Co., Ltd.	22,500	768,556
Daiwa Securities Group, Inc.	102,000	604,411
DeNA Co., Ltd.	5,800	129,875
Denka Co., Ltd.	53,000	273,113
Denso Corp.	31,900	1,346,296
Dentsu, Inc.(a)	8,100	387,122
DIC Corp.	4,300	154,419
Disco Corp.	2,000	318,975
East Japan Railway Co.	7,300	698,100
Eisai Co., Ltd.	13,900	767,617
Electric Power Development Co., Ltd.	10,600	262,075
FamilyMart UNY Holdings Co., Ltd.	4,300	246,075
FANUC Corp.	6,000	1,156,372
Fast Retailing Co., Ltd.	1,800	599,466
FCC Co., Ltd.	9,700	195,278
France Bed Holdings Co., Ltd.	36,600	325,413
Fuji Electric Co., Ltd.	38,000	200,214
FUJIFILM Holdings Corp.	12,000	431,470
Fujitsu Ltd.	43,000	316,798
Furukawa Co., Ltd.	188,000	326,273
Gurunavi, Inc.	8,100	131,636
Hamamatsu Photonics K.K.	9,200	282,485
Hino Motors Ltd.	23,200	257,480
Hirose Electric Co., Ltd.	2,100	299,413
Hitachi Ltd.	133,000	816,040
Honda Motor Co., Ltd.	71,800	1,957,949
Hoya Corp.	9,900	513,944
Hulic Co., Ltd.	12,200	124,541
Ichigo, Inc.	52,000	155,037
Iida Group Holdings Co., Ltd.	10,400	173,179
Isuzu Motors Ltd.	37,300	460,109
ITOCHU Corp.	89,100	1,323,495
Japan Airlines Co., Ltd.	10,500	324,644
Japan Exchange Group, Inc.	25,800	467,275
Japan Post Holdings Co., Ltd.	186,200	2,310,100
Japan Post Insurance Co., Ltd.	17,400	383,742
Japan Tobacco, Inc.	86,344	3,033,106
JXTG Holdings, Inc.	111,500	486,944
kabu.com Securities Co., Ltd.	114,600	385,536
Kadokawa Dwango*	22,100	285,593
Kajima Corp.	49,000	413,421
Kaneka Corp.	36,000	274,261
Kansai Electric Power Co., Inc. (The)	21,000	289,133
Kansai Paint Co., Ltd.	6,300	144,940
Kao Corp.	10,800	641,310
KDDI Corp.	98,100	2,597,432
Kirin Holdings Co., Ltd.	34,700	706,909
Komatsu Ltd.	34,200	868,849
Kubota Corp.	40,700	683,706
Kyoei Steel Ltd.	19,000	314,694
Kyoritsu Maintenance Co., Ltd.	8,200	238,279
Kyowa Hakko Kirin Co., Ltd.	19,600	364,055
Kyushu Financial Group, Inc.	32,000	201,922
Lawson, Inc.	7,200	503,667
LIXIL Group Corp.	18,600	465,000
Maeda Road Construction Co., Ltd.	14,000	279,352
Makita Corp.	8,200	303,231
Marubeni Corp.	71,700	463,153
Marui Group Co., Ltd.	16,800	247,604
Mazda Motor Corp.	22,900	319,573
Medipal Holdings Corp.	17,500	323,647
MEIJI Holdings Co., Ltd.	3,200	259,452
Mitsubishi Chemical Holdings Corp.	64,900	537,233
Mitsubishi Corp.	75,800	1,589,398
Mitsubishi Electric Corp.	52,600	756,277
Mitsubishi Estate Co., Ltd.	21,000	391,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	12,400	$262,104
Mitsubishi Heavy Industries Ltd.	148,000	605,646
Mitsubishi Tanabe Pharma Corp.	27,200	628,437
Mitsubishi UFJ Financial Group, Inc.	431,400	2,898,013
Mitsui & Co., Ltd.	86,700	1,238,847
Mitsui Engineering & Shipbuilding Co., Ltd.	169,000	240,655
Mitsui Fudosan Co., Ltd.	14,000	333,989
Mixi, Inc.	3,700	205,812
Mizuho Financial Group, Inc.	1,172,500	2,143,392
Monex Group, Inc.	126,700	334,905
MS&AD Insurance Group Holdings, Inc.	26,230	881,025
Murata Manufacturing Co., Ltd.	4,300	653,266
Nabtesco Corp.	4,900	142,386
NEC Corp.	109,000	289,089
NGK Insulators Ltd.	14,800	294,920
Nichiha Corp.	8,400	296,048
Nidec Corp.	4,000	409,754
Nintendo Co., Ltd.	2,800	938,982
Nippon Express Co., Ltd.	68,000	425,454
Nippon Kayaku Co., Ltd.	23,000	325,472
Nippon Steel & Sumikin Bussan Corp.	6,700	321,404
Nippon Steel & Sumitomo Metal Corp.	28,400	641,502
Nippon Telegraph & Telephone Corp.	67,400	3,185,244
Nissan Motor Co., Ltd.	242,100	2,408,934
Nissha Printing Co., Ltd.(a)	6,300	174,657
Nisshinbo Holdings, Inc.	29,100	295,247
Nitto Denko Corp.	5,400	444,073
NOK Corp.	8,700	183,818
Nomura Holdings, Inc.	144,600	866,622
Nomura Real Estate Holdings, Inc.	9,900	194,194
Nomura Research Institute Ltd.	8,900	350,503
NSK Ltd.	34,800	434,535
NTT Data Corp.	36,800	409,398
NTT DOCOMO, Inc.	154,855	3,654,997
Obayashi Corp.	25,200	296,273
Ogaki Kyoritsu Bank Ltd. (The)	68,000	196,084
Oji Holdings Corp.	74,000	381,986
Okasan Securities Group, Inc.	45,000	288,759
Omron Corp.	5,400	234,292
Ono Pharmaceutical Co., Ltd.	20,000	436,276
Oracle Corp.	4,100	266,011
Oriental Land Co., Ltd.	3,000	203,133
Osaka Gas Co., Ltd.	80,000	327,163
Otsuka Holdings Co., Ltd.	18,500	788,670
Outsourcing, Inc.(a)	2,600	126,807
Panasonic Corp.	68,000	922,321
Park24 Co., Ltd.	9,700	246,557
Pasco Corp.	37,000	120,194
Pigeon Corp.	3,800	137,647
Pilot Corp.	2,600	110,262
Qol Co., Ltd.	18,800	281,933
Recruit Holdings Co., Ltd.	33,000	567,132
Resona Holdings, Inc.	99,100	545,509
Resorttrust, Inc.	13,700	252,394
Ricoh Co., Ltd.	49,100	433,492
Sac’s Bar Holdings, Inc.	45,000	505,028
San-In Godo Bank Ltd. (The)	24,800	208,580
Sanrio Co., Ltd.	19,700	386,601
Sanwa Holdings Corp.	30,000	316,127
Sanyo Chemical Industries Ltd.	6,200	291,349
SBI Holdings, Inc.	21,200	287,170
Secom Co., Ltd.	8,300	629,739
Seibu Holdings, Inc.	12,500	231,065
Seiko Epson Corp.	24,500	544,905
Seino Holdings Co., Ltd.	24,900	330,862
Sekisui Chemical Co., Ltd.	16,900	302,473
Sekisui House Ltd.	39,200	690,605
Seven & I Holdings Co., Ltd.	27,900	1,149,174
Seven Bank Ltd.	38,900	139,176
Shikoku Electric Power Co., Inc.	25,100	295,767
Shimano, Inc.	800	126,593
Shimizu Corp.	30,000	317,996
Shin-Etsu Chemical Co., Ltd.	8,700	788,621
Shionogi & Co., Ltd.	9,800	545,908
Shizuoka Bank Ltd. (The)	37,000	334,238
Showa Shell Sekiyu K.K.	22,600	209,587
SMC Corp.	1,000	303,934
SoftBank Group Corp.	9,600	777,245
Sojitz Corp.	139,000	341,438
Sompo Holdings, Inc.	12,700	490,435
Sony Corp.	10,300	392,896
Sony Financial Holdings, Inc.	25,700	437,787
Subaru Corp.	41,800	1,408,462
Sumitomo Chemical Co., Ltd.	78,000	448,451
Sumitomo Corp.	58,100	755,983
Sumitomo Electric Industries Ltd.	32,100	494,242
Sumitomo Heavy Industries Ltd.	48,000	316,554
Sumitomo Mitsui Financial Group, Inc.	60,900	2,373,452
Sumitomo Mitsui Trust Holdings, Inc.	16,507	590,438
Sumitomo Realty & Development Co., Ltd.	10,000	308,384
Sumitomo Rubber Industries Ltd.	20,800	350,986
Suntory Beverage & Food Ltd.	9,200	427,412
Suzuken Co., Ltd.	8,800	292,132
Suzuki Motor Corp.	11,900	564,498
Sysmex Corp.	3,600	214,988
T&D Holdings, Inc.	26,500	403,184
Taisei Corp.	54,000	493,094
Taiyo Nippon Sanso Corp.	10,000	112,229
Takashimaya Co., Ltd.	40,000	380,562
Takeda Pharmaceutical Co., Ltd.	40,800	2,073,044
Teijin Ltd.	16,100	309,648
Terumo Corp.	9,000	354,441
Toda Corp.	29,000	180,669
Toho Co., Ltd.	8,600	264,827
Toho Zinc Co., Ltd.	53,000	222,642
Tokai Tokyo Financial Holdings, Inc.	51,300	284,442
Tokio Marine Holdings, Inc.	25,600	1,059,680
Tokyo Electron Ltd.	6,700	903,987
Tokyo Gas Co., Ltd.	81,000	421,220
Toppan Forms Co., Ltd.	30,600	315,913
Topy Industries Ltd.	8,000	238,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Toshiba Machine Co., Ltd.	69,000	$309,505
TOTO Ltd.	7,200	274,902
Tow Co., Ltd.	50,600	373,330
Toyo Ink SC Holdings Co., Ltd.	72,000	378,071
Toyoda Gosei Co., Ltd.	12,600	300,422
Toyota Boshoku Corp.	7,600	142,585
Toyota Motor Corp.	162,110	8,502,263
Toyota Tsusho Corp.	22,300	667,849
Trend Micro, Inc.	9,100	468,930
Tsubakimoto Chain Co.	27,000	232,609
UACJ Corp.	47,000	128,836
Ube Industries Ltd.	168,000	432,111
Unicharm Corp.	7,600	190,879
Unipres Corp.	7,300	162,164
United Arrows Ltd.	8,000	259,523
USS Co., Ltd.	17,860	354,943
Wacoal Holdings Corp.	27,000	365,014
West Japan Railway Co.	8,820	622,958
Yahoo Japan Corp.	137,310	597,584
Yakult Honsha Co., Ltd.	4,000	272,339
Yamada Denki Co., Ltd.	54,200	269,167
Yamaha Corp.	6,900	238,270
Yamaha Motor Co., Ltd.	12,700	327,560
Yamato Holdings Co., Ltd.	12,600	255,510
Yuasa Trading Co., Ltd.	15,400	467,373
Zeon Corp.	12,000	127,839

Total Japan		132,611,578

Netherlands - 2.2%
Aalberts Industries N.V.	9,287	369,247
ABN AMRO Group N.V. CVA(b)	41,266	1,092,400
Aegon N.V.	134,903	687,924
Akzo Nobel N.V.	9,375	813,604
ASML Holding N.V.	5,261	684,649
BE Semiconductor Industries N.V.	5,131	273,589
Corbion N.V.	8,170	260,912
Euronext N.V.(b)	3,180	164,845
Flow Traders(b)	5,813	160,115
Heineken Holding N.V.	3,108	284,473
Heineken N.V.	14,322	1,390,595
ING Groep N.V.	215,354	3,708,892
Koninklijke Ahold Delhaize N.V.	55,976	1,068,739
Koninklijke DSM N.V.	7,641	554,619
Koninklijke KPN N.V.	233,366	745,530
Koninklijke Philips N.V.	39,522	1,401,664
NN Group N.V.	16,484	585,082
PostNL N.V.	35,358	164,819
Randstad Holding N.V.	11,315	659,720
Steinhoff International Holdings N.V.	160,345	815,468
Wolters Kluwer N.V.	15,798	667,852

Total Netherlands		16,554,738

New Zealand - 0.5%
Air New Zealand Ltd.	166,509	397,452
Auckland International Airport Ltd.	66,980	349,675
Contact Energy Ltd.	77,668	296,285
EBOS Group Ltd.	23,908	306,345
Fisher & Paykel Healthcare Corp., Ltd.	42,259	354,287
Fletcher Building Ltd.	63,841	373,488
Mercury NZ Ltd.	138,988	337,867
New Zealand Refining Co., Ltd. (The)	160,097	286,024
Spark New Zealand Ltd.	279,993	774,941
Trustpower Ltd.	75,916	301,830
Vector Ltd.	97,977	238,890

Total New Zealand		4,017,084

Norway - 1.6%
Aker ASA Class A	8,249	269,824
Aker BP ASA	19,600	288,970
DNB ASA	82,765	1,403,023
Gjensidige Forsikring ASA	29,949	509,480
Leroy Seafood Group ASA	53,838	291,471
Marine Harvest ASA*	53,107	905,969
Norsk Hydro ASA	99,590	550,223
Ocean Yield ASA	40,165	312,866
Orkla ASA	52,106	527,800
Salmar ASA	14,669	362,669
SpareBank 1 SR-Bank ASA	25,126	214,466
Statoil ASA	221,555	3,660,558
Storebrand ASA	34,929	240,181
Telenor ASA	119,351	1,973,356
Yara International ASA	11,214	419,823

Total Norway		11,930,679

Portugal - 0.4%
Altri, SGPS, S.A.	55,281	254,473
EDP - Energias de Portugal S.A.	260,223	849,731
Galp Energia, SGPS, S.A.	39,762	601,121
Jeronimo Martins, SGPS, S.A.	35,526	692,473
Navigator Co. S.A. (The)	65,857	284,003
REN - Redes Energeticas Nacionais, SGPS, S.A.	121,464	379,726
Semapa-Sociedade de Investimento e Gestao	8,133	157,462

Total Portugal		3,218,989

Singapore - 1.8%
CapitaLand Ltd.	230,500	585,939
City Developments Ltd.	21,400	166,773
ComfortDelGro Corp., Ltd.	259,600	433,657
DBS Group Holdings Ltd.	95,700	1,441,565
Global Logistic Properties Ltd.	193,200	401,316
Hutchison Port Holdings Trust	1,376,236	591,782
Jardine Cycle & Carriage Ltd.	13,255	426,960
Keppel Corp., Ltd.	87,800	401,105
Oversea-Chinese Banking Corp., Ltd.	176,895	1,386,278
SATS Ltd.	138,000	512,169
Sheng Siong Group Ltd.(a)	625,900	450,043
Singapore Airlines Ltd.	61,800	454,237
Singapore Post Ltd.(a)	297,200	287,087
Singapore Technologies Engineering Ltd.	230,400	615,806
Singapore Telecommunications Ltd.	1,069,900	3,022,777
StarHub Ltd.(a)	249,900	493,683
United Overseas Bank Ltd.	61,101	1,026,005
UOL Group Ltd.	60,400	335,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Wilmar International Ltd.	203,700	$495,620

Total Singapore		13,527,955

Spain - 4.4%
Abertis Infraestructuras S.A.	53,218	984,518
Acciona S.A.	4,570	401,661
ACS Actividades de Construccion y Servicios S.A.	19,905	767,917
Aena S.A.(b)	4,269	831,870
Amadeus IT Group S.A.	16,546	987,925
Applus Services S.A.	23,604	296,676
Banco Bilbao Vizcaya Argentaria S.A.	394,630	3,269,942
Banco de Sabadell S.A.	255,080	517,567
Banco Santander S.A.	613,298	4,051,487
Bankia S.A.	120,148	579,931
Bankinter S.A.	28,290	260,227
Bolsas y Mercados Espanoles SHMSF S.A.	7,614	274,549
CaixaBank S.A.	264,805	1,262,458
Cellnex Telecom S.A.(b)	15,151	312,085
Cie Automotive S.A.	6,131	140,519
Distribuidora Internacional de Alimentacion S.A.(a)	43,400	269,824
EDP Renovaveis S.A.	17,063	135,508
Enagas S.A.(a)	18,178	508,993
Ence Energia y Celulosa S.A.	71,576	293,073
Endesa S.A.(a)	81,927	1,884,722
Ferrovial S.A.	48,676	1,078,981
Gas Natural SDG S.A.(a)	59,084	1,380,785
Iberdrola S.A.	344,287	2,722,426
Industria de Diseno Textil S.A.	80,132	3,071,771
Mapfre S.A.	148,925	519,421
Mediaset Espana Comunicacion S.A.	33,857	420,717
Prosegur Cia de Seguridad S.A.	21,912	142,203
Red Electrica Corp. S.A.(a)	33,935	708,100
Repsol S.A.	81,300	1,242,538
Telefonica S.A.	357,316	3,683,317

Total Spain		33,001,711

Sweden - 3.1%
Ahlsell AB(b)	50,136	343,273
Assa Abloy AB Class B	28,666	629,088
Atlas Copco AB Class A	22,775	872,166
Atlas Copco AB Class B	24,627	849,947
Axfood AB	26,667	444,526
Bilia AB Class A	29,885	294,968
Boliden AB	14,791	403,157
Castellum AB	10,095	148,052
Dometic Group AB(b)	26,397	229,089
Evolution Gaming Group AB(b)	3,043	158,887
Fabege AB	31,328	601,708
Hemfosa Fastigheter AB	16,039	173,044
Hennes & Mauritz AB Class B	47,483	1,181,650
Hexpol AB	14,893	162,357
Holmen AB Class B	3,521	152,661
ICA Gruppen AB	12,781	475,203
Intrum Justitia AB(a)	8,416	285,371
Investment AB Latour Class B	21,953	274,850
Nobia AB	14,981	150,973
Nordax Group AB(b)	56,770	302,879
Nordea Bank AB	273,912	3,481,320
Peab AB	33,590	407,004
Resurs Holding AB(b)	30,268	187,682
Saab AB Class B	4,913	242,314
Sandvik AB	52,810	829,603
Securitas AB Class B	28,198	474,728
Skandinaviska Enskilda Banken AB Class A	145,690	1,760,119
Skanska AB Class B	37,036	877,758
Svenska Cellulosa AB SCA Class B	20,225	152,865
Svenska Handelsbanken AB Class A	97,823	1,398,706
Swedbank AB Class A	86,502	2,105,490
Tele2 AB Class B	67,990	710,971
Telia Co. AB	382,854	1,760,723
Volvo AB Class A	2,499	42,635
Volvo AB Class B	67,284	1,145,524

Total Sweden		23,711,291

Switzerland - 8.0%
ABB Ltd. Registered Shares	94,753	2,342,976
Adecco Group AG Registered Shares	7,155	544,666
Baloise Holding AG Registered Shares	4,912	760,151
Cie Financiere Richemont S.A. Registered Shares	15,854	1,307,854
Clariant AG Registered Shares*	25,368	559,466
Coca-Cola HBC AG*	13,484	395,489
Credit Suisse Group AG Registered Shares*	134,192	1,942,151
EMS-Chemie Holding AG Registered Shares	899	663,701
Geberit AG Registered Shares	1,393	650,498
Givaudan S.A. Registered Shares	486	973,370
Julius Baer Group Ltd.*	8,426	443,890
Kudelski S.A. Bearer Shares	28,979	494,760
Kuehne + Nagel International AG Registered Shares	6,361	1,062,768
LafargeHolcim Ltd. Registered Shares*	29,284	1,678,788
Logitech International S.A. Registered Shares	15,054	554,121
Lonza Group AG Registered Shares*	2,187	473,414
Nestle S.A. Registered Shares	119,014	10,370,927
Novartis AG Registered Shares	126,535	10,544,033
Partners Group Holding AG	694	430,829
Roche Holding AG Bearer Shares	4,350	1,121,965
Roche Holding AG Genusschein	34,152	8,708,733
Schindler Holding AG Participation Certificate	3,842	814,015
SGS S.A. Registered Shares	392	950,477
Sonova Holding AG Registered Shares	2,046	332,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
STMicroelectronics N.V.	28,378	$407,171
Sunrise Communications Group AG*(b)	5,934	466,900
Swatch Group AG (The) Bearer Shares	1,581	584,589
Swiss Life Holding AG Registered Shares*	1,714	579,179
Swiss Re AG	21,908	2,005,154
Swisscom AG Registered Shares	3,234	1,562,546
UBS Group AG Registered Shares*	175,815	2,981,502
Vontobel Holding AG Registered Shares	9,951	647,363
Zurich Insurance Group AG	10,176	2,965,720

Total Switzerland		60,321,816

United Kingdom - 18.8%
AA PLC	80,564	238,599
Aberdeen Asset Management PLC	124,398	487,992
Admiral Group PLC	22,948	597,060
Aggreko PLC	23,901	285,780
Antofagasta PLC	30,827	320,141
Associated British Foods PLC	13,465	513,517
AstraZeneca PLC	72,398	4,829,022
Aviva PLC	208,226	1,422,699
BAE Systems PLC	155,802	1,282,070
Barclays PLC	294,107	774,566
Barratt Developments PLC	76,193	557,701
Bellway PLC	8,969	346,596
Berkeley Group Holdings PLC	11,146	467,208
BHP Billiton PLC	101,418	1,549,225
Bodycote PLC	31,109	304,482
Booker Group PLC	174,858	422,919
BP PLC	1,847,926	10,628,804
Brewin Dolphin Holdings PLC	85,579	380,955
British American Tobacco PLC	81,120	5,515,106
British Land Co. PLC (The)	64,854	510,086
BT Group PLC	636,638	2,437,466
Burberry Group PLC	13,365	288,357
Capita PLC	62,551	561,848
Carnival PLC	9,866	651,024
Centrica PLC	471,544	1,226,248
Close Brothers Group PLC	15,055	295,095
CNH Industrial N.V.	34,863	394,250
Coca-Cola European Partners PLC	10,226	414,629
Compass Group PLC	60,974	1,283,075
Costain Group PLC	83,105	497,916
Countryside Properties PLC(b)	47,593	210,809
De La Rue PLC	36,991	320,970
Debenhams PLC	549,562	308,741
Derwent London PLC	6,471	223,082
Devro PLC	96,077	257,710
Diageo PLC	90,514	2,667,146
Direct Line Insurance Group PLC	77,340	357,037
Drax Group PLC	32,304	136,668
Dunelm Group PLC	26,093	203,869
easyJet PLC	22,748	401,564
Electrocomponents PLC	50,678	379,828
Elegant Hotels Group PLC	145,376	172,785
Elementis PLC	86,697	331,201
Equiniti Group PLC(b)	123,317	400,056
Fresnillo PLC	18,185	351,014
G4S PLC	65,649	278,337
GlaxoSmithKline PLC	330,194	7,014,745
Halma PLC	16,364	233,816
Hammerson PLC	50,455	376,519
Henry Boot PLC	96,101	379,484
Howden Joinery Group PLC	43,509	230,077
HSBC Holdings PLC	1,365,290	12,621,590
Ibstock PLC(b)	50,070	159,734
Imperial Brands PLC	58,505	2,620,688
Inchcape PLC	30,892	302,759
Informa PLC	43,555	378,492
Inmarsat PLC	40,683	406,643
InterContinental Hotels Group PLC	8,222	455,714
International Consolidated Airlines Group S.A.	87,683	694,948
Intertek Group PLC	6,498	355,939
ITV PLC	387,957	914,141
J Sainsbury PLC	96,213	314,564
Jardine Lloyd Thompson Group PLC	11,156	173,893
Kingfisher PLC	108,325	423,111
Land Securities Group PLC	36,901	485,556
Legal & General Group PLC	406,957	1,365,416
Lloyds Banking Group PLC	2,971,449	2,553,232
London Stock Exchange Group PLC	10,201	483,116
Lookers PLC	129,907	193,632
Marks & Spencer Group PLC	130,507	565,017
McCarthy & Stone PLC(b)	39,417	84,328
Mitchells & Butlers PLC	54,666	163,745
Mondi PLC	20,218	528,920
Moneysupermarket.com Group PLC	53,022	243,603
Morgan Advanced Materials PLC	106,519	392,535
National Grid PLC	209,673	2,592,271
Next PLC	7,196	360,430
Old Mutual PLC	157,774	396,355
PayPoint PLC	26,521	304,705
Pearson PLC	90,805	815,632
Pennon Group PLC	35,311	378,634
Persimmon PLC	26,265	764,901
Polar Capital Holdings PLC	24,727	142,127
Prudential PLC	74,052	1,693,902
Reckitt Benckiser Group PLC	20,864	2,109,563
Redde PLC	176,478	371,362
Redrow PLC	22,304	158,476
RELX N.V.	56,018	1,150,044
RELX PLC	44,809	966,197
Rentokil Initial PLC	84,636	300,460
Rightmove PLC	2,219	122,501
Rio Tinto PLC	78,515	3,306,419
Rolls-Royce Holdings PLC*	36,550	423,016
Rotork PLC	84,678	258,922
Royal Dutch Shell PLC Class A	429,595	11,355,750
Royal Dutch Shell PLC Class B	368,217	9,864,839
Royal Mail PLC	75,086	410,809
RPC Group PLC	18,665	182,322
RPS Group PLC	78,728	267,931
RSA Insurance Group PLC	38,712	309,504
Saga PLC	107,845	293,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2017

Investments	Shares	Value
Sage Group PLC (The)	64,040	$572,311
Schroders PLC	6,463	260,584
Segro PLC	81,023	514,857
Severn Trent PLC	14,714	417,040
Smith & Nephew PLC	28,682	493,648
Smiths Group PLC	23,424	485,913
Soco International PLC	170,713	258,890
Spectris PLC	7,612	249,464
Spirax-Sarco Engineering PLC	3,334	231,692
SSE PLC	83,322	1,572,597
Stagecoach Group PLC	156,654	379,094
Standard Life PLC	119,136	617,614
Tate & Lyle PLC	39,693	341,322
Unilever N.V. CVA	68,035	3,749,502
Unilever PLC	50,491	2,725,067
United Utilities Group PLC	44,018	496,012
Vodafone Group PLC	2,278,675	6,445,146
WH Smith PLC	23,114	514,910
Whitbread PLC	7,156	368,744
William Hill PLC	103,610	342,113
WM Morrison Supermarkets PLC	128,994	404,147

Total United Kingdom		142,342,287

TOTAL COMMON STOCKS (Cost: $684,144,711)		754,113,303

RIGHTS - 0.0%

Australia - 0.0%
Link Administration Holdings Ltd., expiring 7/17/17*	22,655	19,897

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17*	19,701	15,729
Repsol S.A., expiring 7/6/17*	109,359	49,892

Total Spain		65,621

TOTAL RIGHTS (Cost: $68,677)		85,518

EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree International Dividend Ex-Financials Fund(c) (Cost: $365,115)	9,087	370,750

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $6,808,836)(e)	6,808,836	6,808,836

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $691,387,339)		761,378,407
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(3,243,982)

NET ASSETS - 100.0%		$758,134,425

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $9,494,738 and the total market value of the collateral held by the Fund was $10,104,582. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,295,746.

CVA - Certificaten Van Aandelen (Certificate of Stock)

RSP - Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 100.3%

Australia - 5.0%
Aristocrat Leisure Ltd.	55,054	$952,690
Bapcor Ltd.(a)	123,436	519,802
BT Investment Management Ltd.	130,515	1,139,269
carsales.com Ltd.	36,115	319,127
Cochlear Ltd.	10,108	1,205,257
Crown Resorts Ltd.	159,176	1,499,338
CSL Ltd.	69,788	7,388,868
Domino’s Pizza Enterprises Ltd.	15,000	599,220
JB Hi-Fi Ltd.(a)	12,953	232,195
Magellan Financial Group Ltd.	54,930	1,215,146
Medibank Pvt Ltd.	1,264,878	2,716,629
NIB Holdings Ltd.	129,065	569,246
Northern Star Resources Ltd.	105,960	386,064
Pact Group Holdings Ltd.	160,196	736,041
Ramsay Health Care Ltd.	43,218	2,439,867
REA Group Ltd.	12,283	625,599
Seek Ltd.	107,261	1,391,263
Technology One Ltd.	65,658	290,091
TPG Telecom Ltd.(a)	105,579	461,611

Total Australia		24,687,323

Austria - 0.3%
ams AG*	19,215	1,249,030

Belgium - 0.2%
Ion Beam Applications	4,926	271,113
Melexis N.V.	10,044	823,664

Total Belgium		1,094,777

China - 2.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	272,000	397,907
China Everbright International Ltd.	464,000	578,926
China Overseas Land & Investment Ltd.	3,574,000	10,461,337
CSPC Pharmaceutical Group Ltd.	958,000	1,398,997

Total China		12,837,167

Denmark - 6.6%
Chr Hansen Holding A/S	15,078	1,095,207
Coloplast A/S Class B	49,715	4,148,763
Dfds A/S	11,093	590,317
DSV A/S	16,187	993,250
GN Store Nord A/S	11,349	330,957
Novo Nordisk A/S Class B	561,109	23,997,851
Pandora A/S	1,202	112,017
Royal Unibrew A/S	16,311	781,421
SimCorp A/S	10,738	649,670

Total Denmark		32,699,453

Finland - 0.9%
Konecranes Oyj	18,939	800,312
Nokian Renkaat Oyj	45,058	1,862,406
Uponor Oyj	25,151	456,394
Wartsila Oyj Abp	20,659	1,219,366

Total Finland		4,338,478

France - 7.2%
Airbus SE	157,968	12,972,269
Hermes International	4,513	2,226,980
Ipsen S.A.	13,822	1,889,397
LVMH Moet Hennessy Louis Vuitton SE	64,243	15,995,355
SEB S.A.	4,152	744,667
Valeo S.A.	28,767	1,935,474

Total France		35,764,142

Germany - 5.0%
adidas AG	16,901	3,233,622
Continental AG	24,879	5,361,596
Covestro AG(b)	42,301	3,049,655
CTS Eventim AG & Co. KGaA	14,355	633,947
Fuchs Petrolub SE	21,385	1,008,554
Hella KGaA Hueck & Co.	10,646	523,272
Henkel AG & Co. KGaA	41,694	5,035,978
Infineon Technologies AG	174,110	3,670,773
Pfeiffer Vacuum Technology AG	623	91,059
United Internet AG Registered Shares	43,263	2,375,648

Total Germany		24,984,104

Hong Kong - 0.6%
Galaxy Entertainment Group Ltd.	266,000	1,615,126
Techtronic Industries Co., Ltd.	187,500	862,268
Vitasoy International Holdings Ltd.	192,000	394,996

Total Hong Kong		2,872,390

Ireland - 0.3%
Glanbia PLC	14,636	285,869
Irish Continental Group PLC	207,863	1,204,357

Total Ireland		1,490,226

Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	2,398,017	3,982,150

Italy - 1.5%
Anima Holding SpA(b)	203,102	1,453,591
Banca IFIS SpA	13,661	554,218
De’ Longhi SpA	29,634	927,446
DiaSorin SpA	7,682	589,225
Ferrari N.V.	9,656	827,638
Industria Macchine Automatiche SpA	11,638	1,067,871
Moncler SpA	21,142	494,327
Recordati SpA	38,497	1,559,603

Total Italy		7,473,919

Japan - 14.7%
Asahi Intecc Co., Ltd.	5,800	263,777
Brother Industries Ltd.	40,200	927,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

Investments	Shares	Value
COLOPL, Inc.(a)	33,000	$334,229
CyberAgent, Inc.	9,000	279,147
Daikin Industries Ltd.	46,000	4,695,799
DeNA Co., Ltd.	10,400	232,880
Fast Retailing Co., Ltd.	3,300	1,099,021
Fujitsu General Ltd.	11,400	264,201
Haseko Corp.	59,200	718,661
Hikari Tsushin, Inc.	9,300	978,338
Hino Motors Ltd.	108,700	1,206,380
Hoya Corp.	56,000	2,907,156
Ichigo, Inc.(a)	98,100	292,484
Japan Lifeline Co., Ltd.	4,200	177,741
Keyence Corp.	1,400	614,774
Kose Corp.	3,300	360,369
Kubota Corp.	271,000	4,552,443
M3, Inc.	13,600	374,617
Makita Corp.	32,700	1,209,225
Meitec Corp.	17,900	762,295
Mixi, Inc.	31,400	1,746,618
MonotaRO Co., Ltd.	6,700	215,860
Murata Manufacturing Co., Ltd.	34,140	5,186,631
Nabtesco Corp.	26,000	755,518
NGK Insulators Ltd.	68,000	1,355,037
Nidec Corp.	22,000	2,253,649
Nippon Paint Holdings Co., Ltd.	43,800	1,656,728
Nitori Holdings Co., Ltd.	5,800	776,362
Obic Co., Ltd.	17,700	1,086,953
Open House Co., Ltd.	11,300	347,971
Oracle Corp.	23,700	1,537,674
Pigeon Corp.	17,600	637,522
Ryohin Keikaku Co., Ltd.	2,700	674,519
Seiko Epson Corp.	107,900	2,399,805
Shimano, Inc.	6,900	1,091,865
Shionogi & Co., Ltd.	44,000	2,451,015
Square Enix Holdings Co., Ltd.	21,200	694,340
Start Today Co., Ltd.	19,800	487,246
Starts Corp., Inc.	11,200	266,244
Subaru Corp.	215,700	7,268,069
Sundrug Co., Ltd.	10,900	406,470
Sysmex Corp.	2,000	119,438
T-Gaia Corp.	34,800	660,320
Taiyo Holdings Co., Ltd.	8,600	386,525
TechnoPro Holdings, Inc.	9,800	394,233
Temp Holdings Co., Ltd.	22,300	417,976
Tokyo Electron Ltd.	33,500	4,519,936
Tokyo Steel Manufacturing Co., Ltd.	33,300	281,847
Trend Micro, Inc.	49,600	2,555,927
Tsuruha Holdings, Inc.	4,400	467,177
USS Co., Ltd.	51,500	1,023,492
Yahoo Japan Corp.	1,110,000	4,830,812
Yamaha Motor Co., Ltd.	57,200	1,475,308
Zenkoku Hosho Co., Ltd.	11,700	478,475

Total Japan		73,158,819

Netherlands - 2.0%
ASML Holding N.V.	53,912	7,015,933
BE Semiconductor Industries N.V.	5,296	282,386
GrandVision N.V.(b)	3,762	100,618
Koninklijke Vopak N.V.	39,447	1,826,646
TKH Group N.V. CVA	8,907	494,128

Total Netherlands		9,719,711

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	163,443	1,370,256
Mainfreight Ltd.	34,119	587,075

Total New Zealand		1,957,331

Norway - 1.3%
Borregaard ASA	42,982	528,510
Entra ASA(b)	85,187	1,057,636
Orkla ASA	291,367	2,951,358
Salmar ASA	16,013	395,897
Tomra Systems ASA	41,383	503,909
Veidekke ASA	34,202	445,049
XXL ASA(b)	79,593	762,517

Total Norway		6,644,876

Portugal - 0.8%
Jeronimo Martins, SGPS, S.A.	201,671	3,930,971

Singapore - 0.2%
First Resources Ltd.	351,500	483,780
SIA Engineering Co., Ltd.	234,500	694,890

Total Singapore		1,178,670

Spain - 4.5%
Almirall S.A.	30,995	504,110
Amadeus IT Group S.A.	87,888	5,247,598
Atresmedia Corp. de Medios de Comunicacion S.A.	36,268	423,582
Cie Automotive S.A.	19,949	457,218
Industria de Diseno Textil S.A.	365,680	14,017,935
Prosegur Cia de Seguridad S.A.	104,185	676,133
Tecnicas Reunidas S.A.	28,354	1,095,166

Total Spain		22,421,742

Sweden - 7.8%
AAK AB	6,836	498,443
Assa Abloy AB Class B	195,380	4,287,702
Atlas Copco AB Class A	148,630	5,691,767
Atlas Copco AB Class B	121,272	4,185,437
Axfood AB	17,722	295,417
Boliden AB	69,784	1,902,098
Bonava AB Class B	19,129	326,809
Castellum AB	46,233	678,047
Clas Ohlson AB Class B	39,270	754,248
Fabege AB	51,513	989,396
Hemfosa Fastigheter AB	77,855	839,974
Hennes & Mauritz AB Class B	193,264	4,809,517
Hexpol AB	83,419	909,400
Indutrade AB	25,408	581,388
Intrum Justitia AB(a)	32,012	1,085,468
Investment AB Latour Class B	142,292	1,781,486
JM AB	23,687	837,163
Lifco AB Class B	16,543	531,130
Loomis AB Class B	19,639	703,177
Melker Schorling AB	8,443	542,042
Peab AB	85,396	1,034,729
Sandvik AB	250,398	3,933,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

Investments	Shares	Value
Trelleborg AB Class B	58,930	$1,343,550

Total Sweden		38,541,939

Switzerland - 13.5%
EMS-Chemie Holding AG Registered Shares	6,686	4,936,043
Geberit AG Registered Shares	9,184	4,288,712
Givaudan S.A. Registered Shares	2,281	4,568,431
Oriflame Holding AG*	13,964	524,154
Partners Group Holding AG	7,485	4,646,617
Roche Holding AG Bearer Shares	37,060	9,558,628
Roche Holding AG Genusschein	115,920	29,559,509
Schindler Holding AG Participation Certificate	10,065	2,132,500
Schindler Holding AG Registered Shares	8,346	1,732,559
Sonova Holding AG Registered Shares	12,942	2,104,181
Straumann Holding AG Registered Shares	1,983	1,129,564
Swatch Group AG (The) Bearer Shares	3,252	1,202,457
Temenos Group AG Registered Shares*	7,583	677,810

Total Switzerland		67,061,165

United Kingdom - 24.1%
Ashtead Group PLC	77,837	1,606,579
AVEVA Group PLC	14,551	366,680
Berkeley Group Holdings PLC	18,196	762,723
Brewin Dolphin Holdings PLC	98,638	439,087
British American Tobacco PLC	297,434	20,221,647
Burberry Group PLC	57,868	1,248,534
Coca-Cola European Partners PLC	60,433	2,450,350
Compass Group PLC	223,079	4,694,243
Crest Nicholson Holdings PLC	80,414	546,815
Croda International PLC	30,896	1,559,141
Dart Group PLC	32,574	260,430
Diageo PLC	439,028	12,936,691
Domino’s Pizza Group PLC	156,272	596,586
Dunelm Group PLC	85,998	671,918
easyJet PLC	70,892	1,251,437
Electrocomponents PLC	52,853	396,130
Greggs PLC	46,175	647,773
Halma PLC	52,051	743,728
Hargreaves Lansdown PLC	39,011	659,767
HomeServe PLC	34,134	326,108
Howden Joinery Group PLC	8,795	46,508
Ibstock PLC(b)	112,178	357,872
Jardine Lloyd Thompson Group PLC	84,490	1,316,979
Johnson Matthey PLC	12,801	477,386
Marshalls PLC	45,442	221,351
Mediclinic International PLC	73,189	704,935
Merlin Entertainments PLC(b)	166,485	1,039,108
Pagegroup PLC	121,719	752,272
Persimmon PLC	96,293	2,804,287
Reckitt Benckiser Group PLC	106,857	10,804,334
RELX PLC	183,861	3,964,513
Renishaw PLC	26,786	1,259,530
Sage Group PLC (The)	181,329	1,620,496
Savills PLC	49,917	569,616
Spirax-Sarco Engineering PLC	5,095	354,071
SuperGroup PLC	24,791	481,424
Taylor Wimpey PLC	390,824	894,498
Ted Baker PLC	14,677	455,646
Unilever N.V. CVA	422,652	23,292,933
Unilever PLC	224,865	12,136,266
Unite Group PLC (The)	69,305	584,254
Victrex PLC	23,466	571,826
WH Smith PLC	36,101	804,221
William Hill PLC	317,786	1,049,307
WS Atkins PLC	28,168	761,413
ZPG PLC(b)	64,540	303,312

Total United Kingdom		120,014,725

TOTAL COMMON STOCKS (Cost: $461,511,515)		498,103,108

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $1,603,863)(d)	1,603,863	1,603,863

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $463,115,378)		499,706,971
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(2,779,722)

NET ASSETS - 100.0%		$496,927,249

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $1,529,957 and the total market value of the collateral held by the Fund was $1,611,349. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,486.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	AUD	6,901,169	USD	5,134,953	$(158,589)
7/5/2017	AUD	6,901,522	USD	5,134,953	(158,859)
7/5/2017	AUD	6,903,507	USD	5,134,953	(160,382)
7/5/2017	AUD	6,901,550	USD	5,134,953	(158,880)
7/5/2017	AUD	5,258,517	USD	3,912,347	(121,198)
7/5/2017	AUD	607,907	USD	448,663	(17,632)
7/5/2017	AUD	2,663,036	USD	2,018,986	(23,696)
7/5/2017	AUD	396,801	USD	299,109	(5,257)
7/5/2017	CHF	12,120,162	USD	12,554,146	(102,004)
7/5/2017	CHF	12,120,225	USD	12,554,146	(102,069)
7/5/2017	CHF	12,120,777	USD	12,554,146	(102,646)
7/5/2017	CHF	12,119,283	USD	12,554,146	(101,086)
7/5/2017	CHF	9,234,362	USD	9,565,065	(77,667)
7/5/2017	CHF	1,061,420	USD	1,096,911	(11,448)
7/5/2017	CHF	4,806,378	USD	4,936,099	(82,831)
7/5/2017	CHF	710,542	USD	731,274	(10,691)
7/5/2017	DKK	25,561,084	USD	3,870,609	(50,524)
7/5/2017	DKK	25,557,898	USD	3,870,609	(50,036)
7/5/2017	DKK	25,559,450	USD	3,870,609	(50,274)
7/5/2017	DKK	25,559,292	USD	3,870,609	(50,249)
7/5/2017	DKK	19,474,932	USD	2,949,036	(38,467)
7/5/2017	DKK	2,237,608	USD	338,192	(5,063)
7/5/2017	DKK	10,139,132	USD	1,521,865	(33,503)
7/5/2017	DKK	1,501,916	USD	225,461	(4,937)
7/5/2017	EUR	34,118,410	USD	38,434,696	(479,056)
7/5/2017	EUR	34,118,440	USD	38,434,696	(479,090)
7/5/2017	EUR	34,118,107	USD	38,434,696	(478,710)
7/5/2017	EUR	34,123,832	USD	38,434,696	(485,240)
7/5/2017	EUR	25,995,372	USD	29,283,579	(365,442)
7/5/2017	EUR	2,986,877	USD	3,358,208	(48,474)
7/5/2017	EUR	13,540,374	USD	15,111,938	(331,536)
7/5/2017	EUR	2,005,326	USD	2,238,806	(48,368)
7/5/2017	GBP	15,285,038	USD	19,753,451	(101,038)
7/5/2017	GBP	15,284,991	USD	19,753,451	(100,977)
7/5/2017	GBP	15,285,653	USD	19,753,451	(101,837)
7/5/2017	GBP	15,285,074	USD	19,753,451	(101,084)
7/5/2017	GBP	11,646,061	USD	15,050,251	(77,391)
7/5/2017	GBP	1,336,576	USD	1,725,946	(10,198)
7/5/2017	GBP	6,082,362	USD	7,766,757	(133,923)
7/5/2017	GBP	908,484	USD	1,150,631	(29,444)
7/5/2017	HKD	40,052,873	USD	5,143,662	12,921
7/5/2017	HKD	40,048,228	USD	5,143,662	13,516
7/5/2017	HKD	40,050,697	USD	5,143,662	13,200
7/5/2017	HKD	40,049,067	USD	5,143,662	13,409
7/5/2017	HKD	30,514,769	USD	3,918,983	10,065
7/5/2017	HKD	3,499,352	USD	449,424	1,160
7/5/2017	HKD	15,773,777	USD	2,022,410	1,802
7/5/2017	HKD	2,336,477	USD	299,616	315
7/5/2017	ILS	72,230	USD	20,429	(269)
7/5/2017	ILS	72,232	USD	20,429	(270)
7/5/2017	ILS	72,238	USD	20,429	(271)
7/5/2017	ILS	72,235	USD	20,429	(271)
7/5/2017	ILS	55,072	USD	15,568	(213)
7/5/2017	ILS	6,333	USD	1,785	(30)
7/5/2017	ILS	28,343	USD	8,033	(89)
7/5/2017	ILS	4,226	USD	1,190	(21)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

7/5/2017	JPY	1,201,625,670	USD	10,881,915	187,489
7/5/2017	JPY	1,201,611,523	USD	10,881,915	187,615
7/5/2017	JPY	1,201,618,052	USD	10,881,915	187,557
7/5/2017	JPY	1,201,726,871	USD	10,881,915	186,589
7/5/2017	JPY	915,508,583	USD	8,290,983	142,989
7/5/2017	JPY	105,636,177	USD	950,801	10,643
7/5/2017	JPY	472,746,378	USD	4,278,604	71,178
7/5/2017	JPY	70,540,966	USD	633,867	6,055
7/5/2017	NOK	9,637,963	USD	1,144,891	(5,684)
7/5/2017	NOK	9,638,474	USD	1,144,891	(5,745)
7/5/2017	NOK	9,638,514	USD	1,144,891	(5,750)
7/5/2017	NOK	9,638,149	USD	1,144,891	(5,706)
7/5/2017	NOK	7,343,526	USD	872,300	(4,366)
7/5/2017	NOK	844,365	USD	100,034	(766)
7/5/2017	NOK	3,824,429	USD	450,154	(6,404)
7/5/2017	NOK	565,738	USD	66,689	(848)
7/5/2017	NZD	462,529	USD	328,054	(10,610)
7/5/2017	NZD	462,547	USD	328,054	(10,623)
7/5/2017	NZD	462,547	USD	328,054	(10,623)
7/5/2017	NZD	462,556	USD	328,054	(10,630)
7/5/2017	NZD	352,439	USD	249,946	(8,110)
7/5/2017	NZD	40,572	USD	28,664	(1,043)
7/5/2017	NZD	179,079	USD	128,986	(2,135)
7/5/2017	NZD	26,307	USD	19,109	(153)
7/5/2017	SEK	46,563,305	USD	5,377,918	(142,626)
7/5/2017	SEK	46,563,891	USD	5,377,918	(142,696)
7/5/2017	SEK	46,562,729	USD	5,377,918	(142,558)
7/5/2017	SEK	46,563,073	USD	5,377,918	(142,599)
7/5/2017	SEK	35,477,872	USD	4,097,465	(108,790)
7/5/2017	SEK	4,076,182	USD	469,892	(13,380)
7/5/2017	SEK	18,484,792	USD	2,114,516	(77,040)
7/5/2017	SEK	2,734,557	USD	313,262	(10,947)
7/5/2017	SGD	1,551,156	USD	1,121,743	(4,855)
7/5/2017	SGD	1,551,359	USD	1,121,743	(5,002)
7/5/2017	SGD	1,551,372	USD	1,121,743	(5,011)
7/5/2017	SGD	1,551,292	USD	1,121,743	(4,953)
7/5/2017	SGD	1,181,921	USD	854,662	(3,762)
7/5/2017	SGD	135,808	USD	98,012	(625)
7/5/2017	SGD	609,753	USD	441,052	(1,809)
7/5/2017	SGD	90,878	USD	65,341	(663)
7/5/2017	USD	2,018,986	AUD	2,649,192	13,076
7/5/2017	USD	5,291,985	AUD	6,898,960	(138)
7/5/2017	USD	5,291,985	AUD	6,899,050	(69)
7/5/2017	USD	4,031,991	AUD	5,256,360	(100)
7/5/2017	USD	5,291,985	AUD	6,898,933	(159)
7/5/2017	USD	5,291,985	AUD	6,898,969	(131)
7/5/2017	USD	4,936,099	CHF	4,797,543	73,605
7/5/2017	USD	12,938,065	CHF	12,390,397	270
7/5/2017	USD	9,857,574	CHF	9,440,332	237
7/5/2017	USD	12,938,065	CHF	12,390,267	135
7/5/2017	USD	12,938,065	CHF	12,389,763	(392)
7/5/2017	USD	12,938,065	CHF	12,390,436	311
7/5/2017	USD	1,521,865	DKK	10,095,491	26,808
7/5/2017	USD	3,988,976	DKK	26,003,975	98
7/5/2017	USD	3,988,976	DKK	26,003,696	55
7/5/2017	USD	3,039,221	DKK	19,812,569	76
7/5/2017	USD	3,988,976	DKK	26,003,983	99
7/5/2017	USD	3,988,976	DKK	26,004,637	199
7/5/2017	USD	15,111,938	EUR	13,481,812	264,742
7/5/2017	USD	39,610,069	EUR	34,728,006	(1,043)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

7/5/2017	USD	39,610,069	EUR	34,728,310	(696)
7/5/2017	USD	30,179,101	EUR	26,459,480	(742)
7/5/2017	USD	39,610,069	EUR	34,727,884	(1,182)
7/5/2017	USD	39,610,069	EUR	34,728,067	(973)
7/5/2017	USD	7,766,757	GBP	6,062,777	108,483
7/5/2017	USD	20,357,532	GBP	15,671,936	(481)
7/5/2017	USD	15,510,504	GBP	11,940,507	(391)
7/5/2017	USD	20,357,532	GBP	15,672,057	(325)
7/5/2017	USD	20,357,532	GBP	15,671,828	(622)
7/5/2017	USD	20,357,532	GBP	15,671,912	(513)
7/5/2017	USD	2,022,410	HKD	15,768,832	(2,435)
7/5/2017	USD	5,300,960	HKD	41,380,619	(136)
7/5/2017	USD	4,038,831	HKD	31,528,141	(101)
7/5/2017	USD	5,300,960	HKD	41,381,096	(75)
7/5/2017	USD	5,300,960	HKD	41,379,612	(265)
7/5/2017	USD	5,300,960	HKD	41,380,646	(132)
7/5/2017	USD	8,033	ILS	28,299	76
7/5/2017	USD	21,054	ILS	73,474	1
7/5/2017	USD	21,054	ILS	73,473	—
7/5/2017	USD	16,043	ILS	55,987	—
7/5/2017	USD	21,054	ILS	73,476	1
7/5/2017	USD	21,054	ILS	73,474	1
7/5/2017	USD	4,278,604	JPY	473,140,438	(67,671)
7/5/2017	USD	11,214,695	JPY	1,260,116,774	299
7/5/2017	USD	11,214,695	JPY	1,260,105,559	200
7/5/2017	USD	8,544,531	JPY	960,087,427	213
7/5/2017	USD	11,214,695	JPY	1,260,121,260	339
7/5/2017	USD	11,214,695	JPY	1,260,114,531	279
7/5/2017	USD	450,154	NOK	3,807,990	4,442
7/5/2017	USD	1,179,903	NOK	9,883,882	30
7/5/2017	USD	1,179,903	NOK	9,883,776	17
7/5/2017	USD	898,975	NOK	7,530,587	22
7/5/2017	USD	1,179,903	NOK	9,883,931	35
7/5/2017	USD	1,179,903	NOK	9,883,881	29
7/5/2017	USD	128,986	NZD	177,787	1,190
7/5/2017	USD	338,086	NZD	461,727	(9)
7/5/2017	USD	338,086	NZD	461,734	(5)
7/5/2017	USD	257,591	NZD	351,813	7
7/5/2017	USD	338,086	NZD	461,726	(10)
7/5/2017	USD	338,086	NZD	461,729	(8)
7/5/2017	USD	2,114,516	SEK	18,378,990	64,497
7/5/2017	USD	5,542,381	SEK	46,748,654	138
7/5/2017	USD	5,542,381	SEK	46,748,155	79
7/5/2017	USD	4,222,767	SEK	35,618,026	105
7/5/2017	USD	5,542,381	SEK	46,748,892	166
7/5/2017	USD	5,542,381	SEK	46,748,654	138
7/5/2017	USD	441,052	SGD	609,579	1,682
7/5/2017	USD	1,156,047	SGD	1,591,669	(25)
7/5/2017	USD	880,799	SGD	1,212,697	(22)
7/5/2017	USD	1,156,047	SGD	1,591,680	(17)
7/5/2017	USD	1,156,047	SGD	1,591,624	(58)
7/5/2017	USD	1,156,047	SGD	1,591,664	(29)
8/2/2017	AUD	6,877,939	USD	5,274,052	148
8/2/2017	AUD	6,877,975	USD	5,274,052	120
8/2/2017	AUD	5,240,330	USD	4,018,327	118
8/2/2017	AUD	6,877,894	USD	5,274,052	182
8/2/2017	AUD	6,877,948	USD	5,274,052	141
8/2/2017	DKK	44,316,638	USD	6,808,424	(180)
8/2/2017	DKK	33,765,799	USD	5,187,373	(249)
8/2/2017	DKK	44,316,931	USD	6,808,424	(225)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

8/2/2017	DKK	44,318,823	USD	6,808,424	(516)
8/2/2017	DKK	44,318,122	USD	6,808,424	(408)
8/2/2017	EUR	25,170,949	USD	28,750,334	394
8/2/2017	EUR	25,171,280	USD	28,750,334	16
8/2/2017	EUR	19,177,953	USD	21,905,019	204
8/2/2017	EUR	25,171,148	USD	28,750,334	167
8/2/2017	EUR	25,170,949	USD	28,750,334	394
8/2/2017	GBP	15,168,563	USD	19,720,876	270
8/2/2017	GBP	15,168,679	USD	19,720,876	118
8/2/2017	GBP	11,556,939	USD	15,025,431	286
8/2/2017	GBP	15,168,633	USD	19,720,876	179
8/2/2017	GBP	15,168,411	USD	19,720,876	467
8/2/2017	HKD	25,536,833	USD	3,273,890	(85)
8/2/2017	HKD	25,536,263	USD	3,273,890	(12)
8/2/2017	HKD	19,456,729	USD	2,494,393	(76)
8/2/2017	HKD	25,535,458	USD	3,273,890	92
8/2/2017	HKD	25,536,699	USD	3,273,890	(68)
8/2/2017	NOK	11,836,448	USD	1,413,776	(66)
8/2/2017	NOK	11,836,095	USD	1,413,776	(24)
8/2/2017	NOK	9,018,184	USD	1,077,163	(42)
8/2/2017	NOK	11,836,383	USD	1,413,776	(58)
8/2/2017	NOK	11,836,356	USD	1,413,776	(55)
8/2/2017	NZD	586,399	USD	429,156	3
8/2/2017	NZD	446,809	USD	326,979	(16)
8/2/2017	NZD	586,401	USD	429,156	1
8/2/2017	NZD	586,394	USD	429,156	6
8/2/2017	NZD	586,390	USD	429,156	9
8/2/2017	SEK	68,862,656	USD	8,176,705	(328)
8/2/2017	SEK	68,861,176	USD	8,176,705	(152)
8/2/2017	SEK	52,466,902	USD	6,229,871	(263)
8/2/2017	SEK	68,863,474	USD	8,176,705	(425)
8/2/2017	SEK	68,862,574	USD	8,176,705	(318)
8/3/2017	CHF	13,623,733	USD	14,251,378	(604)
8/3/2017	CHF	13,623,648	USD	14,251,378	(515)
8/3/2017	CHF	10,379,988	USD	10,858,194	(460)
8/3/2017	CHF	13,623,192	USD	14,251,378	(38)
8/3/2017	CHF	13,623,562	USD	14,251,378	(425)
8/3/2017	ILS	2,911,371	USD	835,101	(58)
8/3/2017	ILS	2,911,309	USD	835,101	(40)
8/3/2017	ILS	2,218,286	USD	636,268	(72)
8/3/2017	ILS	2,911,408	USD	835,101	(69)
8/3/2017	ILS	2,911,476	USD	835,101	(88)
8/3/2017	JPY	1,734,239,618	USD	15,452,990	(356)
8/3/2017	JPY	1,321,345,476	USD	11,773,707	(450)
8/3/2017	JPY	1,734,295,248	USD	15,452,990	(852)
8/3/2017	JPY	1,734,262,797	USD	15,452,990	(562)
8/3/2017	JPY	1,734,261,252	USD	15,452,990	(549)
8/3/2017	SGD	315,364	USD	229,141	(8)
8/3/2017	SGD	315,363	USD	229,141	(7)
8/3/2017	SGD	240,274	USD	174,586	(1)
8/3/2017	SGD	315,353	USD	229,141	—
8/3/2017	SGD	315,373	USD	229,141	(15)

					$(4,423,434)

CURRENCY LEGEND

AUD - Australian dollar

CHF - Swiss franc

DKK - Danish krone

EUR - Euro

GBP - British pound

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2017

HKD    -    Hong Kong dollar

ILS    -    Israeli New shekel

JPY    -    Japanese yen

NOK    -    Norwegian krone

NZD    -    New Zealand dollar

SEK    -    Swedish krona

SGD    -    Singapore dollar

USD    -    U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 9.2%
Adelaide Brighton Ltd.	22,445	$96,929
AGL Energy Ltd.	19,340	378,286
Alumina Ltd.	130,516	192,216
Amcor Ltd.	36,740	456,821
AMP Ltd.	100,673	400,778
ASX Ltd.	4,278	175,918
Aurizon Holdings Ltd.	101,848	418,737
Australia & New Zealand Banking Group Ltd.	96,319	2,121,876
Bank of Queensland Ltd.	21,296	187,037
Bendigo & Adelaide Bank Ltd.	22,267	189,245
BHP Billiton Ltd.	94,174	1,681,658
Blackmores Ltd.(a)	882	64,839
Brickworks Ltd.	8,944	94,606
Caltex Australia Ltd.	9,333	226,292
carsales.com Ltd.	13,196	116,605
Coca-Cola Amatil Ltd.	37,177	263,208
Commonwealth Bank of Australia	51,107	3,246,287
Crown Resorts Ltd.	40,075	377,481
CSR Ltd.	37,986	123,250
DuluxGroup Ltd.	18,122	96,469
Event Hospitality and Entertainment Ltd.(a)	11,387	116,779
Fairfax Media Ltd.	104,591	88,249
Flight Centre Travel Group Ltd.(a)	4,796	140,897
Fortescue Metals Group Ltd.	199,528	798,910
Genworth Mortgage Insurance Australia Ltd.	43,720	98,259
Harvey Norman Holdings Ltd.(a)	108,171	316,955
Healthscope Ltd.	97,054	164,524
Insurance Australia Group Ltd.	56,505	293,860
IOOF Holdings Ltd.(a)	12,437	93,490
JB Hi-Fi Ltd.(a)	9,626	172,555
Macquarie Group Ltd.	10,658	723,507
Magellan Financial Group Ltd.	4,117	91,075
Medibank Pvt Ltd.	67,979	146,001
Mineral Resources Ltd.	9,940	82,726
MYOB Group Ltd.	37,038	97,162
National Australia Bank Ltd.	101,473	2,303,134
Nick Scali Ltd.	11,939	55,771
Orora Ltd.	59,719	131,009
Pact Group Holdings Ltd.	18,166	83,466
Platinum Asset Management Ltd.(a)	31,507	111,895
QBE Insurance Group Ltd.	35,232	319,162
Regis Healthcare Ltd.(a)	25,731	77,566
Regis Resources Ltd.	31,566	91,524
Rio Tinto Ltd.	14,603	708,702
Sonic Healthcare Ltd.	14,930	277,369
Suncorp Group Ltd.	38,691	439,827
Tabcorp Holdings Ltd.	56,546	189,543
Tatts Group Ltd.	73,465	235,549
Telstra Corp., Ltd.	803,115	2,648,926
Vocus Group Ltd.(a)	32,067	82,892
Washington H Soul Pattinson & Co., Ltd.(a)	12,164	155,538
Wesfarmers Ltd.	51,313	1,579,109
Westpac Banking Corp.	118,672	2,777,245
Woodside Petroleum Ltd.	36,401	834,012

Total Australia		27,435,726

Austria - 0.2%
Erste Group Bank AG*	6,879	263,032
EVN AG	6,945	103,687
Oesterreichische Post AG	3,669	159,164
UNIQA Insurance Group AG	17,002	158,236

Total Austria		684,119

Belgium - 2.9%
Ageas	7,896	317,544
Anheuser-Busch InBev S.A.	57,187	6,307,874
bpost S.A.	13,218	318,627
Elia System Operator S.A./N.V.	2,791	157,747
KBC Group N.V.	10,174	770,619
Proximus SADP	14,416	503,623
Solvay S.A.	3,210	430,187

Total Belgium		8,806,221

China - 3.8%
China Jinmao Holdings Group Ltd.	476,000	196,340
China Mobile Ltd.	605,500	6,426,183
China Overseas Land & Investment Ltd.	210,000	614,684
China Power International Development Ltd.	347,000	123,128
China Resources Power Holdings Co., Ltd.	224,000	439,595
China South City Holdings Ltd.	628,000	116,647
CITIC Telecom International Holdings Ltd.	204,000	65,331
CNOOC Ltd.	1,783,000	1,952,827
Guangdong Investment Ltd.	180,000	248,103
Lenovo Group Ltd.	500,000	315,764
Shanghai Industrial Holdings Ltd.	30,000	88,773
Shenzhen Investment Ltd.	400,000	176,777
Sino-Ocean Group Holding Ltd.	348,000	170,290
Sun Art Retail Group Ltd.	264,500	210,747
Yangzijiang Shipbuilding Holdings Ltd.	166,200	143,645
Yuexiu Property Co., Ltd.	1,010,000	172,076

Total China		11,460,910

Denmark - 0.5%
Danske Bank A/S	21,415	822,593
Scandinavian Tobacco Group A/S Class A(b)	6,837	111,174
Spar Nord Bank A/S	9,331	122,241
Tryg A/S	14,981	327,253

Total Denmark		1,383,261

Finland - 2.0%
DNA Oyj	7,854	124,515
Elisa Oyj	8,270	320,040
Fortum Oyj	66,719	1,044,803
Kesko Oyj Class B	3,635	184,658
Kone Oyj Class B	15,661	795,580
Neste Oyj	9,972	392,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
Nokia Oyj	167,704	$1,024,276
Nokian Renkaat Oyj	6,209	256,640
Raisio Oyj Class V	31,696	131,589
Sampo Oyj Class A	16,626	850,860
Stora Enso Oyj Class R	21,183	273,253
Tieto Oyj	4,929	152,181
UPM-Kymmene Oyj	19,678	560,196

Total Finland		6,110,865

France - 10.4%
Amundi S.A.(b)	4,657	336,486
AXA S.A.	68,569	1,873,043
BNP Paribas S.A.	30,721	2,209,549
Bouygues S.A.	16,161	680,525
Carrefour S.A.	23,015	581,432
Casino Guichard Perrachon S.A.	7,243	428,416
CNP Assurances	19,710	441,849
Credit Agricole S.A.	73,475	1,180,350
Electricite de France S.A.	210,199	2,273,238
Engie S.A.	166,604	2,511,117
Eutelsat Communications S.A.	11,295	288,053
Gaztransport Et Technigaz S.A.	4,386	174,961
Lagardere SCA	7,912	249,514
Metropole Television S.A.	7,307	169,847
Natixis S.A.	113,109	758,171
Neopost S.A.	2,299	106,589
Orange S.A.	100,023	1,584,588
Renault S.A.	11,165	1,009,189
Sanofi	42,051	4,017,236
Schneider Electric SE*	18,205	1,396,775
SCOR SE	6,414	253,921
Societe BIC S.A.	1,849	219,112
Societe Generale S.A.	22,233	1,194,608
Suez	23,672	437,790
TOTAL S.A.	127,460	6,292,535
Veolia Environnement S.A.	23,947	505,286

Total France		31,174,180

Germany - 8.5%
Allianz SE Registered Shares	11,202	2,202,658
AURELIUS Equity Opportunities SE & Co. KGaA(a)	1,771	95,007
Axel Springer SE(a)	4,673	280,347
BASF SE	30,004	2,774,986
Bayerische Motoren Werke AG	24,254	2,248,440
Daimler AG Registered Shares	50,992	3,685,531
Deutsche Lufthansa AG Registered Shares	13,140	298,612
Deutsche Post AG Registered Shares	39,342	1,472,683
Deutsche Telekom AG Registered Shares	154,459	2,769,364
Evonik Industries AG	17,402	555,442
Freenet AG	8,033	255,850
Hannover Rueck SE	3,312	396,449
Hugo Boss AG	3,029	211,775
Innogy SE(b)	23,464	922,348
MAN SE	4,474	479,002
METRO AG	11,614	391,496
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,442	894,459
ProSiebenSat.1 Media SE	12,985	542,640
Siemens AG Registered Shares	22,943	3,149,275
Talanx AG	7,027	262,079
Telefonica Deutschland Holding AG	165,581	825,856
TUI AG	30,157	437,340
Uniper SE	11,477	215,136

Total Germany		25,366,775

Hong Kong - 2.3%
BOC Hong Kong Holdings Ltd.	163,547	782,491
CLP Holdings Ltd.	56,500	597,826
Hang Lung Properties Ltd.	146,000	364,698
Hang Seng Bank Ltd.	29,318	613,291
Henderson Land Development Co., Ltd.	90,000	502,085
Hopewell Holdings Ltd.	31,000	118,139
Hysan Development Co., Ltd.	46,000	219,498
Kowloon Development Co., Ltd.	170,000	184,886
New World Development Co., Ltd.	296,666	376,607
PCCW Ltd.	405,380	230,564
Power Assets Holdings Ltd.	63,518	561,019
Sino Land Co., Ltd.	186,000	304,979
SJM Holdings Ltd.	164,000	172,898
Sun Hung Kai Properties Ltd.	59,000	866,886
Swire Pacific Ltd. Class B	135,000	236,228
Television Broadcasts Ltd.	22,300	83,984
Wharf Holdings Ltd. (The)	62,000	513,857

Total Hong Kong		6,729,936

Ireland - 0.1%
C&C Group PLC	31,588	115,973
Smurfit Kappa Group PLC	7,988	248,313

Total Ireland		364,286

Israel - 0.9%
Amot Investments Ltd.	40,342	211,554
B Communications Ltd.	5,811	100,744
Bezeq Israeli Telecommunication Corp., Ltd.	171,588	284,939
Delek Automotive Systems Ltd.	17,306	140,791
Israel Chemicals Ltd.	43,706	206,275
Oil Refineries Ltd.	264,482	116,412
Sella Capital Real Estate Ltd.	114,025	220,946
Teva Pharmaceutical Industries Ltd.	46,151	1,526,156

Total Israel		2,807,817

Italy - 3.9%
A2A SpA	116,624	193,405
ACEA SpA	9,555	144,616
Ascopiave SpA	21,549	85,530
Assicurazioni Generali SpA	50,946	837,314
Atlantia SpA	30,063	844,865
Azimut Holding SpA	6,023	120,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
Banca Generali SpA	3,433	$102,038
Banca Mediolanum SpA	26,499	219,573
Ei Towers SpA	1,455	84,054
Enav SpA(b)	31,023	133,324
Enel SpA	480,512	2,572,537
Eni SpA	201,202	3,019,969
ERG SpA	8,520	119,622
FinecoBank Banca Fineco SpA	17,297	135,927
Hera SpA	47,775	145,815
Intesa Sanpaolo SpA RSP	50,963	150,895
Iren SpA	41,673	96,391
Italgas SpA	35,928	181,203
MARR SpA	3,868	91,806
Poste Italiane SpA(b)	48,281	330,126
Saras SpA	47,101	109,484
Snam SpA	176,765	769,341
Societa Iniziative Autostradali e Servizi SpA	10,675	117,553
Telecom Italia SpA RSP	241,316	177,525
Terna Rete Elettrica Nazionale SpA	73,726	397,401
Tod’s SpA	1,333	83,011
UnipolSai Assicurazioni SpA	125,750	274,084

Total Italy		11,537,969

Japan - 9.2%
Aida Engineering Ltd.	11,000	105,242
Amada Holdings Co., Ltd.	15,800	182,524
Aozora Bank Ltd.	36,000	137,131
Bridgestone Corp.	21,500	926,130
Canon, Inc.	46,200	1,569,057
Chugoku Electric Power Co., Inc. (The)	17,200	189,665
Daito Trust Construction Co., Ltd.	2,000	311,410
Daiwa Securities Group, Inc.	46,000	272,577
Dexerials Corp.	8,400	82,086
Fields Corp.(a)	6,600	70,899
Heiwa Corp.	4,900	109,243
Hokuriku Electric Power Co.	11,600	104,582
ITOCHU Corp.	54,900	815,487
Japan Post Holdings Co., Ltd.	95,000	1,178,622
Japan Tobacco, Inc.	58,400	2,051,484
Konica Minolta, Inc.	22,800	189,121
Kuroda Electric Co., Ltd.	4,900	96,029
Lawson, Inc.	2,800	195,870
Leopalace21 Corp.	20,000	124,243
Marubeni Corp.	61,700	398,557
Matsui Securities Co., Ltd.	10,000	81,524
Mitsubishi Corp.	54,500	1,142,773
Mitsui & Co., Ltd.	65,300	933,065
Mizuho Financial Group, Inc.	546,600	999,214
MS&AD Insurance Group Holdings, Inc.	11,300	379,550
Nippon Commercial Development Co., Ltd.(a)	6,400	93,984
Nissan Motor Co., Ltd.	178,100	1,772,123
Nomura Holdings, Inc.	70,000	419,526
North Pacific Bank Ltd.	29,700	103,881
NSK Ltd.	19,000	237,246
Onward Holdings Co., Ltd.	12,000	88,750
Resona Holdings, Inc.	46,200	254,314
Ricoh Co., Ltd.	31,100	274,575
Sankyo Co., Ltd.	4,700	159,372
Sanrio Co., Ltd.	5,700	111,859
Sekisui House Ltd.	22,000	387,584
Senko Group Holdings Co., Ltd.	17,700	114,996
Showa Shell Sekiyu K.K.	14,900	138,179
SKY Perfect JSAT Holdings, Inc.	22,300	95,861
Sony Financial Holdings, Inc.	9,100	155,014
Star Micronics Co., Ltd.	7,100	114,753
Subaru Corp.	29,000	977,163
Sumitomo Corp.	45,100	586,830
Sumitomo Mitsui Financial Group, Inc.	28,700	1,118,523
Sumitomo Mitsui Trust Holdings, Inc.	8,000	286,152
Sumitomo Rubber Industries Ltd.(a)	8,500	143,432
Takaoka Toko Co., Ltd.	5,900	85,591
Takeda Pharmaceutical Co., Ltd.	23,300	1,183,871
Toyota Motor Corp.	112,000	5,874,119

Total Japan		27,423,783

Netherlands - 1.8%
ABN AMRO Group N.V. CVA(b)	21,394	566,346
Aegon N.V.	75,559	385,305
ASR Nederland N.V.	3,753	126,381
BE Semiconductor Industries N.V.	1,616	86,166
Beter Bed Holding N.V.	4,317	77,672
Boskalis Westminster	6,240	202,373
Corbion N.V.	2,907	92,836
Euronext N.V.(b)	1,976	102,432
ING Groep N.V.	95,346	1,642,078
Koninklijke KPN N.V.	135,029	431,375
NN Group N.V.	9,546	338,825
Philips Lighting N.V.(b)	4,949	182,433
Randstad Holding N.V.	6,814	397,290
Steinhoff International Holdings N.V.	137,909	701,365

Total Netherlands		5,332,877

New Zealand - 1.0%
Air New Zealand Ltd.	88,367	210,930
Auckland International Airport Ltd.	37,340	194,937
Chorus Ltd.	36,795	124,738
Contact Energy Ltd.	40,612	154,925
EBOS Group Ltd.	8,268	105,942
Fletcher Building Ltd.	42,598	249,210
Genesis Energy Ltd.	106,934	190,262
Investore Property Ltd.(a)	370,272	374,136
Mercury NZ Ltd.	69,040	167,830
Meridian Energy Ltd.	116,852	248,977
SKYCITY Entertainment Group Ltd.	42,283	126,315
Spark New Zealand Ltd.	119,512	330,775
Trade Me Group Ltd.	24,276	94,740
Trustpower Ltd.	34,119	135,652
Vector Ltd.	66,889	163,090

Total New Zealand		2,872,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
Norway - 2.3%
Aker ASA Class A	3,885	$127,078
Atea ASA*	10,733	143,505
Austevoll Seafood ASA	13,402	113,595
Borregaard ASA	7,966	97,951
DNB ASA	39,890	676,211
Europris ASA(b)	26,977	115,938
Gjensidige Forsikring ASA	16,123	274,278
Marine Harvest ASA*	35,210	600,659
Orkla ASA	31,385	317,909
Salmar ASA	7,472	184,734
Statoil ASA	159,503	2,635,327
Telenor ASA	83,463	1,379,982
Yara International ASA	9,517	356,292

Total Norway		7,023,459

Portugal - 0.7%
CTT-Correios de Portugal S.A.	20,170	127,516
EDP - Energias de Portugal S.A.	175,269	572,323
Galp Energia, SGPS, S.A.	29,903	452,073
Jeronimo Martins, SGPS, S.A.	19,647	382,959
Navigator Co. S.A. (The)	47,740	205,875
REN - Redes Energeticas Nacionais, SGPS, S.A.	54,490	170,349
Sonae, SGPS, S.A.	131,076	145,612

Total Portugal		2,056,707

Singapore - 2.2%
Accordia Golf Trust	251,400	130,552
Bukit Sembawang Estates Ltd.	32,300	154,128
ComfortDelGro Corp., Ltd.	113,400	189,432
DBS Group Holdings Ltd.	38,200	575,421
Frasers Centrepoint Ltd.(a)	243,000	331,801
Hutchison Port Holdings Trust	905,323	389,289
Keppel Corp., Ltd.	67,400	307,910
M1 Ltd.	63,600	100,699
Olam International Ltd.	101,500	143,752
Oversea-Chinese Banking Corp., Ltd.	70,947	555,992
SATS Ltd.	33,500	124,331
Singapore Airlines Ltd.	44,800	329,285
Singapore Exchange Ltd.	19,700	105,021
Singapore Post Ltd.	133,000	128,475
Singapore Technologies Engineering Ltd.	134,100	358,418
Singapore Telecommunications Ltd.	674,700	1,906,223
StarHub Ltd.(a)	127,900	252,670
United Overseas Bank Ltd.	25,550	429,034

Total Singapore		6,512,433

Spain - 5.3%
Abertis Infraestructuras S.A.	39,349	727,945
Acciona S.A.	2,077	182,549
Acerinox S.A.	11,886	162,475
ACS Actividades de Construccion y Servicios S.A.	10,532	406,315
Atresmedia Corp. de Medios de Comunicacion S.A.	12,544	146,504
Banco Bilbao Vizcaya Argentaria S.A.	188,562	1,562,443
Banco Santander S.A.	290,810	1,921,110
Bolsas y Mercados Espanoles SHMSF S.A.	2,976	107,310
CaixaBank S.A.	112,585	536,749
Cia de Distribucion Integral Logista Holdings S.A.	5,127	134,612
Distribuidora Internacional de Alimentacion S.A.(a)	24,151	150,150
Enagas S.A.(a)	13,318	372,911
Endesa S.A.(a)	58,368	1,342,750
Ferrovial S.A.	27,261	604,283
Gas Natural SDG S.A.(a)	41,868	978,450
Iberdrola S.A.	224,539	1,775,527
Mapfre S.A.	86,795	302,724
Mediaset Espana Comunicacion S.A.	16,524	205,332
Red Electrica Corp. S.A.(a)	19,277	402,241
Repsol S.A.	61,033	932,790
Saeta Yield S.A.	9,658	109,064
Telefonica S.A.	254,073	2,619,058
Zardoya Otis S.A.	21,134	218,386

Total Spain		15,901,678

Sweden - 2.4%
Axfood AB	8,713	145,242
Clas Ohlson AB Class B	5,342	102,602
Holmen AB Class B	2,666	115,591
ICA Gruppen AB	6,187	230,035
JM AB	3,273	115,677
Kinnevik AB Class B	6,283	192,113
Modern Times Group MTG AB Class B	3,990	137,186
NetEnt AB*	10,137	88,516
Nordea Bank AB	132,757	1,687,292
Peab AB	12,951	156,925
Skandinaviska Enskilda Banken AB Class A	68,920	832,640
Skanska AB Class B	19,531	462,887
SKF AB Class B	15,269	309,017
Swedbank AB Class A	42,968	1,045,857
Tele2 AB Class B	31,608	330,524
Telia Co. AB	262,454	1,207,011

Total Sweden		7,159,115

Switzerland - 8.1%
ABB Ltd. Registered Shares	68,123	1,684,491
Ascom Holding AG Registered Shares	5,015	102,641
Baloise Holding AG Registered Shares	1,519	235,071
Credit Suisse Group AG Registered Shares*	67,030	970,120
Kuehne + Nagel International AG Registered Shares	3,920	654,937
LafargeHolcim Ltd. Registered Shares*	20,902	1,198,266
Mobilezone Holding AG Registered Shares	10,072	148,296
Novartis AG Registered Shares	86,936	7,244,288
Oriflame Holding AG*	2,164	81,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
Roche Holding AG Genusschein	22,044	$5,621,203
SGS S.A. Registered Shares	250	606,171
Sunrise Communications Group AG*(b)	2,569	202,135
Swiss Re AG	11,611	1,062,710
Swisscom AG Registered Shares	2,305	1,113,688
UBS Group AG Registered Shares*	88,502	1,500,833
VAT Group AG*(b)	1,326	165,049
Zurich Insurance Group AG	5,104	1,487,523

Total Switzerland		24,078,650

United Kingdom - 21.7%
Aberdeen Asset Management PLC	64,522	253,109
Admiral Group PLC	9,404	244,673
Aggreko PLC	11,240	134,395
Ashmore Group PLC	26,763	122,786
AstraZeneca PLC	49,232	3,283,826
Aviva PLC	108,109	738,652
Babcock International Group PLC	23,271	266,156
BAE Systems PLC	101,743	837,227
Barratt Developments PLC	56,436	413,088
BBA Aviation PLC	49,381	197,177
BCA Marketplace PLC	51,491	130,090
Beazley PLC	20,092	127,387
Bellway PLC	5,631	217,603
Berkeley Group Holdings PLC	8,483	355,583
BHP Billiton PLC	69,417	1,060,389
Booker Group PLC	95,252	230,381
Bovis Homes Group PLC	9,727	120,726
BP PLC	1,258,372	7,237,838
British American Tobacco PLC	54,172	3,682,992
Britvic PLC	16,660	149,752
BT Group PLC	470,013	1,799,517
Capita PLC	42,534	382,050
Card Factory PLC	38,763	149,644
Central Asia Metals PLC	31,233	89,254
Centrica PLC	325,432	846,285
Crest Nicholson Holdings PLC	15,511	105,475
Dairy Crest Group PLC(a)	14,719	114,524
Direct Line Insurance Group PLC	38,542	177,928
Dixons Carphone PLC	45,799	168,715
DS Smith PLC	34,318	211,118
Dunelm Group PLC	15,828	123,667
easyJet PLC	17,240	304,333
Elementis PLC	37,389	142,834
Essentra PLC	11,930	87,478
esure Group PLC	21,213	83,132
Fidessa Group PLC	2,791	84,000
G4S PLC	48,816	206,969
Galliford Try PLC	9,424	142,122
Games Workshop Group PLC	4,674	72,855
GlaxoSmithKline PLC	222,926	4,735,910
HSBC Holdings PLC	647,828	5,988,925
Imperial Brands PLC	41,081	1,840,193
Inmarsat PLC	23,463	234,522
International Consolidated Airlines Group S.A.	70,652	559,965
Investec PLC	19,853	147,894
ITV PLC	278,222	655,573
J Sainsbury PLC	87,478	286,005
Jupiter Fund Management PLC	23,869	156,573
Kcom Group PLC	87,293	100,916
Kingfisher PLC	81,829	319,619
Legal & General Group PLC	197,108	661,334
Lloyds Banking Group PLC	1,448,180	1,244,356
Man Group PLC	72,150	145,077
Marks & Spencer Group PLC	89,006	385,342
Meggitt PLC	37,258	230,802
Mitie Group PLC	25,916	93,113
National Express Group PLC	32,477	154,569
National Grid PLC	150,777	1,864,116
NEX Group PLC	16,231	131,665
Next PLC	5,838	292,411
Old Mutual PLC	101,501	254,988
Pagegroup PLC	21,449	132,563
PayPoint PLC	7,923	91,029
Pearson PLC	59,591	535,260
Pennon Group PLC	18,999	203,723
Persimmon PLC	17,524	510,342
Rio Tinto PLC	55,819	2,350,646
Royal Dutch Shell PLC Class A	297,396	7,861,252
Royal Mail PLC	59,255	324,194
Saga PLC	43,079	117,175
Schroders PLC Non-Voting Shares	3,603	103,524
Severn Trent PLC	8,472	240,123
SSE PLC	58,434	1,102,868
Standard Life PLC	64,043	332,006
SThree PLC	19,113	76,467
Stock Spirits Group PLC	40,942	90,409
TalkTalk Telecom Group PLC(a)	102,667	240,713
Tate & Lyle PLC	19,903	171,147
Telecom Plus PLC	5,466	82,006
United Utilities Group PLC	28,539	321,588
Vodafone Group PLC	1,537,816	4,349,654
William Hill PLC	51,988	171,661

Total United Kingdom		64,987,948

TOTAL COMMON STOCKS (Cost: $296,365,634)		297,211,174

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17*	10,532	8,409
Repsol S.A., expiring 7/6/17*	85,541	39,025

TOTAL RIGHTS (Cost: $49,615)		47,434

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(a)(c) (Cost: $189,612)	4,030	190,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $3,909,041)(e)	3,909,041	$3,909,041

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $300,513,902)		301,358,147
Liabilities in Excess of Cash and Other Assets - (0.8)%		(2,450,856)

NET ASSETS - 100.0%		$298,907,291

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,675,398 and the total market value of the collateral held by the Fund was $4,964,924. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,055,883.

RSP	- Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	AUD	80,000	USD	61,326	$(38)
7/3/2017	EUR	53,300	USD	60,843	52
7/3/2017	GBP	22,475	USD	29,182	(12)

					$2

CURRENCY LEGEND

AUD	Australian dollar
EUR	Euro
GBP	British pound
USD	U.S. Dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 6.5%
Australia & New Zealand Banking Group Ltd.	132,555	$2,920,144
BHP Billiton Ltd.	91,238	1,629,230
Commonwealth Bank of Australia	74,515	4,733,149
CSL Ltd.	6,722	711,698
Macquarie Group Ltd.	15,902	1,079,490
National Australia Bank Ltd.	139,867	3,174,562
Rio Tinto Ltd.	16,424	797,077
Telstra Corp., Ltd.	871,907	2,875,824
Wesfarmers Ltd.	57,159	1,759,014
Westpac Banking Corp.	171,572	4,015,247
Woodside Petroleum Ltd.	30,299	694,204
Woolworths Ltd.	29,265	573,315

Total Australia		24,962,954

Austria - 0.2%
Erste Group Bank AG*	11,152	426,418
OMV AG	9,034	468,150

Total Austria		894,568

Belgium - 2.0%
Anheuser-Busch InBev S.A.	61,373	6,769,601
KBC Group N.V.	13,900	1,052,840

Total Belgium		7,822,441

China - 2.9%
China Mobile Ltd.	674,986	7,163,639
China Overseas Land & Investment Ltd.	290,000	848,850
CITIC Ltd.	782,273	1,176,448
CNOOC Ltd.	1,739,529	1,905,216

Total China		11,094,153

Denmark - 1.2%
Coloplast A/S Class B	5,149	429,689
Danske Bank A/S	30,731	1,180,439
DONG Energy A/S(a)	9,528	429,570
Novo Nordisk A/S Class B	55,493	2,373,358
Vestas Wind Systems A/S	3,865	356,333

Total Denmark		4,769,389

Finland - 0.9%
Kone Oyj Class B	15,444	784,557
Nokia Oyj	179,232	1,094,685
Sampo Oyj Class A	22,308	1,141,645
UPM-Kymmene Oyj	20,011	569,676

Total Finland		3,590,563

France - 13.3%
Aeroports de Paris	2,011	324,092
Air Liquide S.A.	9,279	1,145,098
Airbus SE	14,889	1,222,679
AXA S.A.	95,085	2,597,358
BNP Paribas S.A.	43,149	3,103,409
Bouygues S.A.	14,877	626,457
Capgemini SE	3,387	349,528
Carrefour S.A.(b)	23,379	590,628
Christian Dior SE(b)	3,011	859,751
Cie de Saint-Gobain	14,920	796,056
Cie Generale des Etablissements Michelin	4,844	643,090
CNP Assurances	22,385	501,816
Credit Agricole S.A.	99,642	1,600,713
Danone S.A.	16,942	1,271,660
Electricite de France S.A.	221,871	2,399,467
Engie S.A.	175,659	2,647,597
Essilor International S.A.	2,931	372,405
Hermes International	959	473,227
Kering	2,414	821,030
L’Oreal S.A.	9,726	2,023,361
Legrand S.A.	6,515	455,129
LVMH Moet Hennessy Louis Vuitton SE	9,538	2,374,791
Natixis S.A.	146,891	984,612
Orange S.A.	105,730	1,675,000
Pernod Ricard S.A.	4,274	571,560
Peugeot S.A.	22,428	446,759
Publicis Groupe S.A.	6,586	490,587
Renault S.A.	11,432	1,033,322
Safran S.A.	9,161	838,394
Sanofi	44,491	4,250,335
Schneider Electric SE*	16,368	1,255,831
Societe Generale S.A.	30,708	1,649,981
Sodexo S.A.	4,090	528,061
Thales S.A.	3,299	354,594
TOTAL S.A.	134,965	6,663,047
Unibail-Rodamco SE(b)	3,514	884,342
Valeo S.A.	5,304	356,859
Vinci S.A.	15,969	1,361,091
Vivendi S.A.	31,300	695,778

Total France		51,239,495

Germany - 9.2%
adidas AG	2,601	497,642
Allianz SE Registered Shares	16,617	3,267,414
BASF SE	31,468	2,910,387
Bayer AG Registered Shares	19,118	2,468,330
Bayerische Motoren Werke AG	25,371	2,351,991
Continental AG	4,417	951,894
Covestro AG(a)	4,623	333,291
Daimler AG Registered Shares	53,736	3,883,858
Deutsche Bank AG Registered Shares	22,256	394,088
Deutsche Boerse AG	5,187	546,760
Deutsche Post AG Registered Shares	41,478	1,552,640
Deutsche Telekom AG Registered Shares	167,745	3,007,575
E.ON SE	47,265	444,634
Evonik Industries AG	16,086	513,437
Fresenius Medical Care AG & Co. KGaA	3,767	361,632
Fresenius SE & Co. KGaA	4,863	416,320
HeidelbergCement AG	4,336	418,630
Henkel AG & Co. KGaA	3,938	475,648
Infineon Technologies AG	16,213	341,820
Innogy SE(a)	25,409	998,804
Linde AG	4,111	777,403
MAN SE	3,970	425,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2017

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,385	$1,285,710
SAP SE	17,200	1,794,017
Siemens AG Registered Shares	24,398	3,348,996
Telefonica Deutschland Holding AG	176,072	878,181
Volkswagen AG	4,421	684,502

Total Germany		35,330,646

Hong Kong - 2.8%
AIA Group Ltd.	145,800	1,065,515
BOC Hong Kong Holdings Ltd.	303,715	1,453,126
CLP Holdings Ltd.	81,000	857,060
Galaxy Entertainment Group Ltd.	47,000	285,379
Hang Seng Bank Ltd.	56,795	1,188,072
Henderson Land Development Co., Ltd.	101,606	566,831
Hong Kong & China Gas Co., Ltd.	292,891	550,780
Hong Kong Exchanges & Clearing Ltd.	22,200	573,879
MTR Corp., Ltd.	154,500	869,829
Power Assets Holdings Ltd.	75,500	666,849
Sun Hung Kai Properties Ltd.	74,442	1,093,775
Swire Properties Ltd.	140,000	461,798
Wharf Holdings Ltd. (The)	86,000	712,770
Wheelock & Co., Ltd.	37,000	279,167

Total Hong Kong		10,624,830

Ireland - 0.2%
CRH PLC	18,166	641,778

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	48,756	1,612,300

Italy - 3.2%
Assicurazioni Generali SpA	72,970	1,199,286
Atlantia SpA	33,275	935,132
Enel SpA	531,958	2,847,966
Eni SpA	216,733	3,253,084
Intesa Sanpaolo SpA	900,561	2,851,326
Luxottica Group SpA	8,146	470,585
Snam SpA	192,201	836,524

Total Italy		12,393,903

Japan - 14.2%
Asahi Group Holdings Ltd.	7,900	297,269
Astellas Pharma, Inc.	59,900	732,757
Bridgestone Corp.	25,000	1,076,896
Canon, Inc.	50,500	1,715,094
Chugai Pharmaceutical Co., Ltd.	9,100	340,562
Dai-ichi Life Holdings, Inc.	22,600	407,609
Daiichi Sankyo Co., Ltd.	23,900	563,041
Daikin Industries Ltd.	4,400	449,163
Daiwa House Industry Co., Ltd.	15,500	529,450
Denso Corp.	21,300	898,937
East Japan Railway Co.	6,300	602,470
Eisai Co., Ltd.	8,900	491,496
FANUC Corp.	3,800	732,369
Fast Retailing Co., Ltd.	1,000	333,037
FUJIFILM Holdings Corp.	12,400	445,853
Hitachi Ltd.	107,000	656,513
Honda Motor Co., Ltd.	57,600	1,570,723
Hoya Corp.	7,800	404,925
ITOCHU Corp.	59,500	883,815
Japan Post Holdings Co., Ltd.	141,000	1,749,324
Japan Tobacco, Inc.	66,209	2,325,800
JXTG Holdings, Inc.	101,200	441,962
Kao Corp.	9,300	552,239
KDDI Corp.	76,300	2,020,225
Kirin Holdings Co., Ltd.	17,800	362,622
Komatsu Ltd.	23,300	591,935
Kubota Corp.	24,000	403,168
Mitsubishi Corp.	58,400	1,224,550
Mitsubishi Electric Corp.	42,400	609,623
Mitsubishi UFJ Financial Group, Inc.	291,900	1,960,895
Mitsui & Co., Ltd.	65,300	933,065
Mitsui Fudosan Co., Ltd.	14,000	333,989
Mizuho Financial Group, Inc.	754,498	1,379,262
MS&AD Insurance Group Holdings, Inc.	17,100	574,363
Murata Manufacturing Co., Ltd.	3,300	501,344
Nintendo Co., Ltd.	1,900	637,166
Nippon Steel & Sumitomo Metal Corp.	17,600	397,551
Nippon Telegraph & Telephone Corp.	49,500	2,339,311
Nissan Motor Co., Ltd.	197,200	1,962,172
Nomura Holdings, Inc.	89,800	538,193
NTT DOCOMO, Inc.	119,500	2,820,523
Otsuka Holdings Co., Ltd.	12,800	545,675
Panasonic Corp.	44,700	606,290
Recruit Holdings Co., Ltd.	21,300	366,058
Secom Co., Ltd.	5,100	386,948
Seven & I Holdings Co., Ltd.	18,600	766,116
Shin-Etsu Chemical Co., Ltd.	7,700	697,975
SoftBank Group Corp.	6,500	526,259
Sompo Holdings, Inc.	8,200	316,659
Subaru Corp.	31,500	1,061,401
Sumitomo Corp.	45,200	588,131
Sumitomo Mitsui Financial Group, Inc.	40,300	1,570,610
Takeda Pharmaceutical Co., Ltd.	27,400	1,392,191
Tokio Marine Holdings, Inc.	18,900	782,342
Tokyo Electron Ltd.	3,800	512,709
Toyota Motor Corp.	121,700	6,382,859
Yahoo Japan Corp.	113,100	492,220

Total Japan		54,785,704

Netherlands - 2.1%
ABN AMRO Group N.V. CVA(a)	27,942	739,685
Akzo Nobel N.V.	5,863	508,817
ASML Holding N.V.	4,964	645,999
Heineken Holding N.V.	3,960	362,455
Heineken N.V.	9,824	953,861
ING Groep N.V.	142,480	2,453,834
Koninklijke Ahold Delhaize N.V.	36,190	690,969
Koninklijke Philips N.V.	25,556	906,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2017

Investments	Shares	Value
Steinhoff International Holdings N.V.	147,526	$750,275

Total Netherlands		8,012,249

Norway - 1.3%
DNB ASA	53,312	903,739
Statoil ASA	168,806	2,789,032
Telenor ASA	88,451	1,462,454

Total Norway		5,155,225

Singapore - 1.3%
DBS Group Holdings Ltd.	57,600	867,650
Oversea-Chinese Banking Corp., Ltd.	110,055	862,471
Singapore Telecommunications Ltd.	770,100	2,175,756
United Overseas Bank Ltd.	38,886	652,972
Wilmar International Ltd.	127,500	310,219

Total Singapore		4,869,068

Spain - 4.9%
Abertis Infraestructuras S.A.	46,081	852,486
Aena S.A.(a)	3,330	648,894
Amadeus IT Group S.A.	11,815	705,447
Banco Bilbao Vizcaya Argentaria S.A.	259,744	2,152,264
Banco Santander S.A.	415,658	2,745,864
CaixaBank S.A.	168,805	804,778
Endesa S.A.(b)	65,117	1,498,010
Ferrovial S.A.	30,360	672,978
Gas Natural SDG S.A.(b)	47,310	1,105,628
Iberdrola S.A.	261,409	2,067,074
Industria de Diseno Textil S.A.	55,963	2,145,279
Repsol S.A.	54,297	829,841
Telefonica S.A.	247,268	2,548,910

Total Spain		18,777,453

Sweden - 2.7%
Assa Abloy AB Class B	18,932	415,471
Atlas Copco AB Class A	21,637	828,586
Hennes & Mauritz AB Class B	31,514	784,249
Nordea Bank AB	187,785	2,386,678
Sandvik AB	29,230	459,180
Skandinaviska Enskilda Banken AB Class A	87,378	1,055,636
Svenska Handelsbanken AB Class A	65,239	932,809
Swedbank AB Class A	55,134	1,341,982
Telefonaktiebolaget LM Ericsson Class B	45,082	322,032
Telia Co. AB	286,346	1,316,888
Volvo AB Class B	42,410	722,039

Total Sweden		10,565,550

Switzerland - 9.9%
ABB Ltd. Registered Shares	70,552	1,744,553
Cie Financiere Richemont S.A. Registered Shares	11,564	953,956
Credit Suisse Group AG Registered Shares*	76,590	1,108,482
EMS-Chemie Holding AG Registered Shares	598	441,483
Geberit AG Registered Shares	968	452,033
Givaudan S.A. Registered Shares	292	584,823
Kuehne + Nagel International AG Registered Shares	4,364	729,118
LafargeHolcim Ltd. Registered Shares*	22,248	1,275,430
Nestle S.A. Registered Shares	90,077	7,849,345
Novartis AG Registered Shares	93,583	7,798,176
Partners Group Holding AG	638	396,064
Roche Holding AG Bearer Shares	5,112	1,318,503
Roche Holding AG Genusschein	23,972	6,112,841
SGS S.A. Registered Shares	246	596,473
Swiss Re AG	16,108	1,474,303
Swisscom AG Registered Shares	2,580	1,246,558
UBS Group AG Registered Shares*	118,320	2,006,492
Zurich Insurance Group AG	7,110	2,072,157

Total Switzerland		38,160,790

United Kingdom - 20.3%
Associated British Foods PLC	10,033	382,630
AstraZeneca PLC	52,792	3,521,282
Aviva PLC	140,088	957,148
BAE Systems PLC	114,587	942,919
Barclays PLC	170,258	448,395
BHP Billiton PLC	76,010	1,161,102
BP PLC	1,347,757	7,751,958
British American Tobacco PLC	60,682	4,125,587
BT Group PLC	509,395	1,950,297
Coca-Cola European Partners PLC	9,615	389,855
Compass Group PLC	43,628	918,061
Diageo PLC	67,700	1,994,893
GlaxoSmithKline PLC	236,662	5,027,722
HSBC Holdings PLC	928,230	8,581,135
Imperial Brands PLC	45,237	2,026,358
International Consolidated Airlines Group S.A.	76,016	602,479
Legal & General Group PLC	252,894	848,506
Lloyds Banking Group PLC	2,164,737	1,860,061
National Grid PLC	169,731	2,098,452
Prudential PLC	52,929	1,210,724
Reckitt Benckiser Group PLC	15,173	1,534,145
RELX N.V.	27,794	570,608
RELX PLC	25,670	553,511
Rio Tinto PLC	61,341	2,583,188
Royal Dutch Shell PLC Class A	312,724	8,266,427
Royal Dutch Shell PLC Class B	273,452	7,326,006
Smith & Nephew PLC	19,720	339,402
SSE PLC	63,528	1,199,010
Unilever N.V. CVA	44,630	2,459,621
Unilever PLC	35,425	1,911,935
Vodafone Group PLC	1,666,079	4,712,441

Total United Kingdom		78,255,858

TOTAL COMMON STOCKS (Cost: $364,398,842)		383,558,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2017

Investments	Shares	Value
RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A., expiring 7/6/17* (Cost $39,820)	83,579	$38,130

EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree International MidCap Dividend Fund(b)(c) (Cost: $114,897)	1,993	127,054

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $3,285,279)(e)	3,285,279	3,285,279

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $367,838,838)		387,009,380
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(1,396,180)

NET ASSETS - 100.0%		$385,613,200

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $3,736,437 and the total market value of the collateral held by the Fund was $4,719,381. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,434,102.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	AUD	250,000	USD	192,170	$408

CURRENCY LEGEND

AUD	Australian dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 8.9%
AGL Energy Ltd.	36,505	$714,030
Alumina Ltd.	224,006	329,902
Amcor Ltd.	66,867	831,416
AMP Ltd.	256,733	1,022,051
Aristocrat Leisure Ltd.	16,563	286,617
ASX Ltd.	12,042	495,186
Aurizon Holdings Ltd.	162,424	667,788
Bank of Queensland Ltd.	41,175	361,629
Bendigo & Adelaide Bank Ltd.	45,190	384,066
Boral Ltd.	55,748	297,192
Brambles Ltd.	76,887	573,838
Caltex Australia Ltd.	15,099	366,097
Challenger Ltd.	28,328	289,865
CIMIC Group Ltd.	15,749	469,198
Coca-Cola Amatil Ltd.	72,252	511,535
Cochlear Ltd.	1,989	237,164
Computershare Ltd.	26,139	283,506
Crown Resorts Ltd.	66,781	629,035
Downer EDI Ltd.	31,248	153,640
Fortescue Metals Group Ltd.	355,673	1,424,115
Harvey Norman Holdings Ltd.	166,611	488,192
Incitec Pivot Ltd.	69,655	182,192
Insurance Australia Group Ltd.	144,388	750,904
Magellan Financial Group Ltd.	9,861	218,142
Medibank Pvt Ltd.	174,329	374,413
Newcrest Mining Ltd.	15,736	243,337
Orica Ltd.	14,274	226,423
Qantas Airways Ltd.	85,907	376,919
QBE Insurance Group Ltd.	89,840	813,848
Qube Holdings Ltd.	60,575	122,200
Ramsay Health Care Ltd.	6,893	389,144
REA Group Ltd.	3,923	199,807
Seek Ltd.	16,914	219,388
Sonic Healthcare Ltd.	23,726	440,781
South32 Ltd.	214,436	440,815
Star Entertainment Grp Ltd. (The)	48,377	187,393
Suncorp Group Ltd.	99,510	1,131,198
Tabcorp Holdings Ltd.	73,240	245,501
Tatts Group Ltd.	108,654	348,374
TPG Telecom Ltd.(a)	47,018	205,571
Treasury Wine Estates Ltd.	27,524	277,838
Washington H Soul Pattinson & Co., Ltd.(a)	14,387	183,963

Total Australia		18,394,213

Austria - 0.8%
Andritz AG	5,720	344,073
Lenzing AG	1,267	226,732
Oesterreichische Post AG	6,165	267,443
Telekom Austria AG*	37,833	296,875
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,574	100,665
Voestalpine AG	8,944	416,204

Total Austria		1,651,992

Belgium - 2.3%
Ackermans & van Haaren N.V.	1,169	194,929
Ageas	16,497	663,440
Bekaert S.A.	2,615	132,857
bpost S.A.	20,678	498,454
Colruyt S.A.	7,206	379,092
Elia System Operator S.A./N.V.	4,114	232,523
Melexis N.V.	2,679	219,693
Proximus SADP	28,873	1,008,679
Solvay S.A.	4,765	638,580
UCB S.A.	6,454	443,360
Umicore S.A.	4,918	341,602

Total Belgium		4,753,209

China - 2.6%
Beijing Enterprises Holdings Ltd.	61,200	295,164
China Everbright International Ltd.	193,000	240,803
China Jinmao Holdings Group Ltd.	727,242	299,972
China Power International Development Ltd.	625,000	221,772
China Resources Pharmaceutical Group Ltd.(b)	110,000	137,386
China Resources Power Holdings Co., Ltd.	436,000	855,641
CSPC Pharmaceutical Group Ltd.	160,000	233,653
Fosun International Ltd.	261,500	408,675
Guangdong Investment Ltd.	442,208	609,516
Lenovo Group Ltd.	1,030,000	650,475
Shanghai Industrial Holdings Ltd.	68,500	202,698
Shenzhen Investment Ltd.	542,000	239,533
Sino-Ocean Group Holding Ltd.	685,964	335,669
Sun Art Retail Group Ltd.	538,000	428,666
Yangzijiang Shipbuilding Holdings Ltd.	207,400	179,254

Total China		5,338,877

Denmark - 1.4%
Chr Hansen Holding A/S	4,011	291,343
DSV A/S	2,867	175,922
H. Lundbeck A/S	2,739	153,530
ISS A/S	9,368	367,460
Jyske Bank A/S Registered Shares	3,530	204,150
Novozymes A/S Class B	5,926	258,992
Pandora A/S	3,288	306,415
TDC A/S	39,419	228,938
Tryg A/S	37,795	825,613

Total Denmark		2,812,363

Finland - 2.8%
Amer Sports Oyj*	6,529	163,082
Cargotec Oyj Class B	1,791	113,473
Elisa Oyj	11,492	444,727
Fortum Oyj	113,720	1,780,827
Huhtamaki Oyj	3,566	140,319
Kesko Oyj Class B	6,275	318,771
Konecranes Oyj	3,700	156,352
Metso Oyj	10,062	348,418
Neste Oyj	16,471	647,929
Nokian Renkaat Oyj	9,030	373,242
Orion Oyj Class B	5,829	371,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
Stora Enso Oyj Class R	37,889	$488,754
Valmet Oyj	6,661	129,228
Wartsila Oyj Abp	5,928	349,891

Total Finland		5,826,651

France - 6.7%
Accor S.A.	12,227	572,393
Amundi S.A.(b)	12,379	894,430
Arkema S.A.	2,997	319,365
Bollore S.A.	84,709	384,624
Bureau Veritas S.A.	20,121	444,637
Casino Guichard Perrachon S.A.	10,158	600,835
Cie Plastic Omnium S.A.	3,830	139,502
Edenred	10,128	263,721
Eiffage S.A.	3,820	346,635
Elior Group(b)	5,216	151,345
Eurazeo S.A.	3,520	263,728
Eutelsat Communications S.A.	17,557	447,751
Faurecia	4,598	233,212
Fonciere Des Regions	5,453	505,141
Groupe Eurotunnel SE Registered Shares	23,772	253,183
Havas S.A.	23,995	251,945
ICADE	6,166	516,898
Imerys S.A.	3,615	313,973
Ingenico Group S.A.	2,108	191,116
Ipsen S.A.	1,829	250,015
JCDecaux S.A.	7,718	252,815
Klepierre	22,689	928,630
Lagardere SCA	11,402	359,576
Metropole Television S.A.	8,492	197,392
Nexity S.A.*	4,341	251,913
Orpea	1,355	150,805
Remy Cointreau S.A.	1,778	207,353
Rexel S.A.(a)	11,815	193,038
Rubis SCA	2,550	288,630
SCOR SE	15,126	598,815
SEB S.A.	1,252	224,548
Societe BIC S.A.	2,433	288,318
SPIE S.A.	7,165	214,925
Suez	36,689	678,527
Teleperformance*	1,646	210,544
Veolia Environnement S.A.	40,598	856,625
Vicat S.A.	1,976	138,987
Wendel S.A.	1,794	265,181
Zodiac Aerospace	6,374	172,659

Total France		13,823,730

Germany - 5.8%
Aurubis AG	1,199	94,017
Axel Springer SE(a)	6,838	410,232
Brenntag AG	5,054	292,137
CTS Eventim AG & Co. KGaA	4,726	208,710
Deutsche Lufthansa AG Registered Shares	24,241	550,888
Deutsche Wohnen AG Bearer Shares	12,058	460,580
DMG MORI AG	3,882	217,816
Drillisch AG	3,471	208,790
Duerr AG	1,774	210,528
Fielmann AG(a)	3,853	296,807
Fraport AG Frankfurt Airport Services Worldwide	4,319	380,782
Freenet AG	13,122	417,934
Fuchs Petrolub SE	2,833	133,609
GEA Group AG	7,292	297,994
Hannover Rueck SE	8,320	995,910
Hella KGaA Hueck & Co.	4,975	244,531
Hochtief AG	2,317	423,882
Hugo Boss AG	4,054	283,438
K+S AG Registered Shares(a)	5,277	134,939
KION Group AG	2,837	216,536
LANXESS AG	2,378	179,794
LEG Immobilien AG	3,194	299,848
METRO AG	19,331	651,628
MTU Aero Engines AG	1,934	272,419
OSRAM Licht AG	3,642	289,733
ProSiebenSat.1 Media SE	20,496	856,523
Rheinmetall AG	1,632	154,718
Stroeer SE & Co KGaA(a)	2,092	125,123
Suedzucker AG	7,019	146,061
Symrise AG	3,030	214,333
Talanx AG	15,979	595,952
TUI AG	49,000	712,227
Uniper SE	20,679	387,627
United Internet AG Registered Shares	6,995	384,108
Wacker Chemie AG	1,713	185,705

Total Germany		11,935,859

Hong Kong - 2.4%
Bank of East Asia Ltd. (The)	77,922	334,887
Dah Sing Banking Group Ltd.	55,600	118,373
Hang Lung Group Ltd.	50,000	206,880
Hang Lung Properties Ltd.	292,000	729,397
Hopewell Holdings Ltd.	70,162	267,384
Hysan Development Co., Ltd.	64,000	305,388
New World Development Co., Ltd.	655,642	832,313
PCCW Ltd.	838,543	476,930
Sino Land Co., Ltd.	369,046	605,113
SJM Holdings Ltd.	287,000	302,572
Swire Pacific Ltd. Class A	42,000	410,238
Swire Pacific Ltd. Class B	105,000	183,733
Techtronic Industries Co., Ltd.	49,500	227,639

Total Hong Kong		5,000,847

Ireland - 0.5%
DCC PLC	2,675	242,881
Kingspan Group PLC	4,072	139,585
Paddy Power Betfair PLC	2,888	307,882
Smurfit Kappa Group PLC	12,669	393,824

Total Ireland		1,084,172

Israel - 0.9%
Azrieli Group Ltd.	4,312	239,713
Bank Hapoalim BM	55,988	377,671
Bezeq Israeli Telecommunication Corp., Ltd.	347,188	576,541
Elbit Systems Ltd.	1,491	183,849
Israel Chemicals Ltd.	62,610	295,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
Mizrahi Tefahot Bank Ltd.	8,775	$159,674

Total Israel		1,832,942

Italy - 3.7%
A2A SpA	200,375	332,294
ACEA SpA	16,641	251,863
Azimut Holding SpA	13,391	268,043
Banca Generali SpA	8,772	260,728
Banca Mediolanum SpA	62,702	519,555
Brembo SpA	10,499	153,395
De’ Longhi SpA	7,634	238,919
FinecoBank Banca Fineco SpA	40,847	320,992
Hera SpA	112,445	343,195
Industria Macchine Automatiche SpA	1,741	159,749
Infrastrutture Wireless Italiane SpA(b)	36,070	204,629
Iren SpA	78,222	180,930
Italgas SpA	63,089	318,190
Leonardo SpA	9,894	164,191
Mediobanca SpA	45,156	444,983
Poste Italiane SpA(b)	128,392	877,893
Prysmian SpA	8,477	248,962
Recordati SpA	8,858	358,858
Salvatore Ferragamo SpA	6,174	164,425
Terna Rete Elettrica Nazionale SpA	140,450	757,059
Unione di Banche Italiane SpA	44,737	192,159
Unipol Gruppo Finanziario SpA	64,946	284,445
UnipolSai Assicurazioni SpA	254,778	555,312

Total Italy		7,600,769

Japan - 23.8%
ABC-Mart, Inc.	3,378	198,724
Aeon Co., Ltd.	30,800	467,921
Air Water, Inc.	6,800	124,913
Aisin Seiki Co., Ltd.	11,700	598,745
Ajinomoto Co., Inc.	15,100	326,096
Alfresa Holdings Corp.	9,300	179,362
Amada Holdings Co., Ltd.	25,400	293,425
ANA Holdings, Inc.	108,000	375,251
Aozora Bank Ltd.	103,000	392,346
Asahi Glass Co., Ltd.	9,828	413,736
Asahi Kasei Corp.	60,000	644,802
Bandai Namco Holdings, Inc.	9,000	306,782
Benesse Holdings, Inc.	4,800	181,132
Brother Industries Ltd.	11,900	274,624
Canon Marketing Japan, Inc.	6,300	143,314
Casio Computer Co., Ltd.	11,300	173,684
Chiba Bank Ltd. (The)	33,000	239,071
Chubu Electric Power Co., Inc.	30,000	398,496
Chugoku Electric Power Co., Inc. (The)	17,000	187,460
Concordia Financial Group Ltd.	61,000	307,606
Dai Nippon Printing Co., Ltd.	38,958	432,713
Daicel Corp.	15,500	192,715
Daito Trust Construction Co., Ltd.	4,020	625,934
Daiwa Securities Group, Inc.	115,000	681,444
DIC Corp.	4,400	158,010
Disco Corp.	1,800	287,077
Electric Power Development Co., Ltd.	8,900	220,044
FamilyMart UNY Holdings Co., Ltd.	4,300	246,075
Fuji Electric Co., Ltd.	30,876	162,679
Fukuoka Financial Group, Inc.	45,000	213,866
Hachijuni Bank Ltd. (The)	24,500	155,469
Hakuhodo DY Holdings, Inc.	14,400	191,086
Hankyu Hanshin Holdings, Inc.	5,300	190,566
Haseko Corp.	12,600	152,958
Hikari Tsushin, Inc.	2,100	220,915
Hino Motors Ltd.	19,300	214,196
Hirose Electric Co., Ltd.	1,500	213,866
Hisamitsu Pharmaceutical Co., Inc.	3,000	143,645
Hitachi Chemical Co., Ltd.	8,700	259,389
Hitachi High-Technologies Corp.	5,100	197,900
Hitachi Metals Ltd.	13,600	189,064
Hulic Co., Ltd.	21,100	215,394
Idemitsu Kosan Co., Ltd.	5,700	161,828
Iida Group Holdings Co., Ltd.	16,100	268,094
Isuzu Motors Ltd.	36,200	446,540
Itochu Techno-Solutions Corp.	6,700	234,345
J. Front Retailing Co., Ltd.	11,200	171,848
Japan Airlines Co., Ltd.	17,100	528,706
Japan Exchange Group, Inc.	25,800	467,275
Japan Post Insurance Co., Ltd.	24,300	535,915
JFE Holdings, Inc.	20,000	347,188
JGC Corp.	4,700	76,214
JSR Corp.	10,200	175,840
JTEKT Corp.	15,400	225,052
Kajima Corp.	45,953	387,713
Kaken Pharmaceutical Co., Ltd.	2,500	136,392
Kansai Electric Power Co., Inc. (The)	27,500	378,627
Kawasaki Heavy Industries Ltd.	57,565	170,092
Kikkoman Corp.	6,200	198,095
Kintetsu Group Holdings Co., Ltd.	52,000	200,392
Koito Manufacturing Co., Ltd.	3,500	180,046
Konami Holdings Corp.	3,100	172,161
Konica Minolta, Inc.	33,100	274,557
Kose Corp.	1,300	141,963
Kuraray Co., Ltd.	18,000	326,486
Kyowa Hakko Kirin Co., Ltd.	14,600	271,184
Kyushu Electric Power Co., Inc.	11,200	135,963
Lawson, Inc.	6,400	447,704
LIXIL Group Corp.	15,100	377,500
Mabuchi Motor Co., Ltd.	3,200	159,203
Makita Corp.	7,758	286,886
Marubeni Corp.	93,700	605,264
Marui Group Co., Ltd.	11,100	163,596
Maruichi Steel Tube Ltd.	4,700	136,574
Mazda Motor Corp.	25,200	351,670
Mebuki Financial Group, Inc.	41,700	155,132
Medipal Holdings Corp.	9,100	168,297
MEIJI Holdings Co., Ltd.	3,900	316,207
Mitsubishi Chemical Holdings Corp.	67,300	557,100
Mitsubishi Gas Chemical Co., Inc.	11,600	245,194
Mitsubishi Heavy Industries Ltd.	166,000	679,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
Mitsubishi Materials Corp.	3,800	$114,988
Mitsubishi Motors Corp.	24,600	162,015
Mitsubishi Tanabe Pharma Corp.	22,100	510,605
Mitsui Chemicals, Inc.	46,000	243,592
Mixi, Inc.	4,200	233,624
NEC Corp.	102,608	272,136
NGK Insulators Ltd.	11,800	235,139
NGK Spark Plug Co., Ltd.	7,100	150,960
NH Foods Ltd.	7,000	212,754
Nifco, Inc.	2,700	144,900
Nippon Electric Glass Co., Ltd.	4,800	174,510
Nippon Express Co., Ltd.	43,000	269,037
Nippon Paint Holdings Co., Ltd.(a)	5,900	223,167
Nissan Chemical Industries Ltd.	4,900	161,792
Nisshin Seifun Group, Inc.	12,700	208,539
Nissin Foods Holdings Co., Ltd.	3,800	237,415
Nitto Denko Corp.	5,500	452,296
NOK Corp.	5,100	107,755
Nomura Real Estate Holdings, Inc.	9,068	177,874
Nomura Research Institute Ltd.	10,710	421,785
NSK Ltd.	30,700	383,340
Obayashi Corp.	30,600	359,760
Obic Co., Ltd.	4,200	257,921
Odakyu Electric Railway Co., Ltd.	7,500	151,255
Oji Holdings Corp.	48,862	252,225
Olympus Corp.	5,400	197,045
Omron Corp.	6,500	282,018
Ono Pharmaceutical Co., Ltd.	19,600	427,551
Oracle Corp.	4,868	315,839
Osaka Gas Co., Ltd.	96,000	392,595
Otsuka Corp.	4,500	279,147
Park24 Co., Ltd.	7,700	195,721
Pola Orbis Holdings, Inc.	8,300	218,802
Resona Holdings, Inc.	117,900	648,996
Ricoh Co., Ltd.	51,060	450,797
Rohm Co., Ltd.	3,800	291,865
Ryohin Keikaku Co., Ltd.	700	174,875
Sankyo Co., Ltd.	6,900	233,971
Santen Pharmaceutical Co., Ltd.	14,500	196,671
SBI Holdings, Inc.	16,200	219,441
SCSK Corp.	4,700	210,822
Sega Sammy Holdings, Inc.	14,873	200,142
Seibu Holdings, Inc.	8,600	158,973
Seiko Epson Corp.	19,100	424,803
Sekisui Chemical Co., Ltd.	19,000	340,059
Sekisui House Ltd.	40,500	713,508
Seven Bank Ltd.	41,100	147,047
Shimamura Co., Ltd.	1,300	159,203
Shimano, Inc.	1,900	300,659
Shimizu Corp.	38,000	402,795
Shiseido Co., Ltd.	5,800	206,169
Shizuoka Bank Ltd. (The)	25,000	225,837
Showa Shell Sekiyu K.K.	24,809	230,073
Skylark Co., Ltd.(a)	9,900	142,209
Sojitz Corp.	60,000	147,383
Sony Financial Holdings, Inc.	22,109	376,616
Start Today Co., Ltd.	5,600	137,807
Sumitomo Chemical Co., Ltd.	71,000	408,206
Sumitomo Dainippon Pharma Co., Ltd.	8,390	114,470
Sumitomo Electric Industries Ltd.	32,912	506,744
Sumitomo Heavy Industries Ltd.	32,500	214,333
Sumitomo Metal Mining Co., Ltd.	10,000	133,544
Sumitomo Mitsui Trust Holdings, Inc.	20,900	747,571
Sumitomo Realty & Development Co., Ltd.	6,000	185,030
Sumitomo Rubber Industries Ltd.(a)	13,600	229,491
Sundrug Co., Ltd.	4,400	164,080
Sysmex Corp.	3,700	220,959
T&D Holdings, Inc.	25,251	384,181
Taiheiyo Cement Corp.	45,000	163,804
Taisei Corp.	44,876	409,779
Taiyo Nippon Sanso Corp.	15,100	169,465
TDK Corp.	4,000	263,083
Teijin Ltd.	9,300	178,865
Tobu Railway Co., Ltd.	30,000	163,670
Toho Co., Ltd.	6,700	206,319
Tohoku Electric Power Co., Inc.	21,200	293,396
Tokyo Gas Co., Ltd.	94,000	488,823
Tokyu Corp.	29,000	221,191
Tokyu Fudosan Holdings Corp.	26,900	158,968
Toppan Printing Co., Ltd.	29,000	317,978
Toray Industries, Inc.	43,300	362,362
Tosoh Corp.	32,000	327,803
TOTO Ltd.	5,700	217,631
Toyo Suisan Kaisha Ltd.	5,400	206,897
Toyoda Gosei Co., Ltd.	5,400	128,752
Toyota Boshoku Corp.	8,700	163,222
Toyota Tsusho Corp.	15,800	473,184
Trend Micro, Inc.	7,430	382,874
USS Co., Ltd.	13,000	258,357
West Japan Railway Co.	6,376	450,338
Yamada Denki Co., Ltd.	44,700	221,988
Yamaha Corp.	5,900	203,738
Yamaha Motor Co., Ltd.	14,460	372,954
Yamato Holdings Co., Ltd.	10,000	202,786
Yokogawa Electric Corp.	11,500	184,332
Yokohama Rubber Co., Ltd. (The)	8,200	164,569

Total Japan		48,889,204

Netherlands - 3.2%
Aalberts Industries N.V.	4,532	180,190
Aegon N.V.	193,421	986,331
ASR Nederland N.V.	10,566	355,807
Boskalis Westminster	5,890	191,022
Euronext N.V.(b)	4,060	210,462
EXOR N.V.	2,941	158,963
GrandVision N.V.(b)	6,143	164,300
Koninklijke DSM N.V.	9,197	667,561
Koninklijke KPN N.V.	254,368	812,624
Koninklijke Vopak N.V.	6,103	282,607
NN Group N.V.	27,065	960,643
Philips Lighting N.V.(b)	8,648	318,788
Randstad Holding N.V.	11,809	688,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
Wolters Kluwer N.V.	12,062	$509,915

Total Netherlands		6,487,736

New Zealand - 1.2%
Auckland International Airport Ltd.	63,631	332,191
Fisher & Paykel Healthcare Corp., Ltd.	24,491	205,325
Fletcher Building Ltd.	72,335	423,180
Mercury NZ Ltd.	114,594	278,567
Meridian Energy Ltd.	234,344	499,317
Ryman Healthcare Ltd.	25,149	152,653
Spark New Zealand Ltd.	226,966	628,178

Total New Zealand		2,519,411

Norway - 2.2%
Aker ASA Class A	7,117	232,797
Aker BP ASA	22,455	331,062
Gjensidige Forsikring ASA	37,244	633,579
Leroy Seafood Group ASA	33,172	179,589
Marine Harvest ASA*	61,538	1,049,797
Norsk Hydro ASA	92,098	508,831
Orkla ASA	58,047	587,978
Salmar ASA	11,846	292,874
Storebrand ASA	21,855	150,281
Yara International ASA	15,536	581,627

Total Norway		4,548,415

Portugal - 1.5%
EDP - Energias de Portugal S.A.	321,783	1,050,748
Galp Energia, SGPS, S.A.	50,481	763,171
Jeronimo Martins, SGPS, S.A.	39,049	761,143
Navigator Co. S.A. (The)	70,791	305,281
NOS, SGPS, S.A.	41,073	248,939

Total Portugal		3,129,282

Singapore - 3.0%
CapitaLand Ltd.	186,800	474,852
City Developments Ltd.	21,800	169,891
ComfortDelGro Corp., Ltd.	166,600	278,302
Frasers Centrepoint Ltd.	205,000	279,914
Global Logistic Properties Ltd.	181,900	377,844
Hutchison Port Holdings Trust	1,477,885	635,490
Jardine Cycle & Carriage Ltd.	16,011	515,734
Keppel Corp., Ltd.	80,500	367,756
Olam International Ltd.	159,900	226,463
SATS Ltd.	70,100	260,167
Sembcorp Industries Ltd.	39,700	88,808
SIA Engineering Co., Ltd.	58,136	172,274
Singapore Airlines Ltd.	86,561	636,233
Singapore Exchange Ltd.	70,400	375,303
Singapore Technologies Engineering Ltd.	220,500	589,345
StarHub Ltd.(a)	217,394	429,467
UOL Group Ltd.	33,800	187,553

Total Singapore		6,065,396

Spain - 3.6%
Acciona S.A.	3,598	316,231
Acerinox S.A.	14,143	193,328
ACS Actividades de Construccion y Servicios S.A.	18,643	719,230
Atresmedia Corp. de Medios de Comunicacion S.A.	18,293	213,648
Banco de Sabadell S.A.	270,751	549,364
Bankia S.A.	133,100	642,448
Bankinter S.A.	45,113	414,974
Bolsas y Mercados Espanoles SHMSF S.A.	6,326	228,106
Cia de Distribucion Integral Logista Holdings S.A.	8,804	231,153
Distribuidora Internacional de Alimentacion S.A.(a)	41,541	258,266
Ebro Foods S.A.	9,640	219,898
Enagas S.A.(a)	20,565	575,830
Grupo Catalana Occidente S.A.	5,195	218,224
Mapfre S.A.	246,725	860,528
Mediaset Espana Comunicacion S.A.	27,091	336,641
Prosegur Cia de Seguridad S.A.	20,321	131,878
Red Electrica Corp. S.A.(a)	38,094	794,883
Viscofan S.A.	2,748	162,353
Zardoya Otis S.A.	29,508	304,917

Total Spain		7,371,900

Sweden - 3.1%
Alfa Laval AB	19,031	388,989
Axfood AB	17,627	293,834
BillerudKorsnas AB	11,896	187,864
Boliden AB	11,561	315,117
Castellum AB	11,543	169,288
Electrolux AB Series B	9,529	311,926
Fabege AB	9,958	191,260
Hexpol AB	12,095	131,855
Holmen AB Class B	3,659	158,645
Husqvarna AB Class B	20,354	201,982
ICA Gruppen AB	12,061	448,433
Investment AB Latour Class B	22,948	287,307
JM AB	4,735	167,348
Kinnevik AB Class B	11,251	344,017
Peab AB	17,017	206,192
Saab AB Class B	3,945	194,571
Securitas AB Class B	18,108	304,858
Skanska AB Class B	26,600	630,424
SKF AB Class B	20,343	411,705
Swedish Match AB	11,597	407,945
Tele2 AB Class B	42,550	444,945
Trelleborg AB Class B	10,219	232,984

Total Sweden		6,431,489

Switzerland - 3.2%
Adecco Group AG Registered Shares	6,796	517,338
Baloise Holding AG Registered Shares	3,051	472,154
BKW AG	2,623	154,205
Cembra Money Bank AG*	2,127	201,450
Clariant AG Registered Shares*	10,959	241,690
Coca-Cola HBC AG*	13,721	402,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
DKSH Holding AG	2,313	$188,030
Flughafen Zurich AG Registered Shares	1,842	452,782
Helvetia Holding AG Registered Shares	488	279,505
Julius Baer Group Ltd.*	7,868	414,494
Logitech International S.A. Registered Shares	7,388	271,944
OC Oerlikon Corp. AG Registered Shares*	16,682	219,488
Panalpina Welttransport Holding AG Registered Shares	1,087	153,121
SFS Group AG*	1,467	166,668
Sonova Holding AG Registered Shares	2,115	343,868
Straumann Holding AG Registered Shares	401	228,419
Sulzer AG Registered Shares	2,019	229,171
Sunrise Communications Group AG*(b)	3,622	284,987
Swiss Life Holding AG Registered Shares*	1,662	561,607
VAT Group AG*(b)	1,813	225,667
Vifor Pharma AG	2,139	236,091
Vontobel Holding AG Registered Shares	3,579	232,832

Total Switzerland		6,477,952

United Kingdom - 16.1%
Aberdeen Asset Management PLC	121,692	477,377
Admiral Group PLC	24,962	649,460
Aggreko PLC	6,286	75,161
Antofagasta PLC	30,135	312,955
Ashmore Group PLC	52,614	241,387
Ashtead Group PLC	13,516	278,974
Babcock International Group PLC	29,541	337,868
Barratt Developments PLC	99,239	726,388
BBA Aviation PLC	59,321	236,867
Beazley PLC	49,827	315,912
Bellway PLC	8,649	334,230
Berkeley Group Holdings PLC	14,746	618,110
Booker Group PLC	161,928	391,646
British Land Co. PLC (The)	76,550	602,076
Bunzl PLC	11,384	338,332
Burberry Group PLC	18,439	397,832
Capita PLC	71,721	644,215
Carnival PLC	9,475	625,223
Centrica PLC	581,491	1,512,165
Close Brothers Group PLC	7,459	146,205
Croda International PLC	4,502	227,190
Daily Mail & General Trust PLC Class A Non-Voting Shares	15,847	137,298
Derwent London PLC	4,366	150,514
Direct Line Insurance Group PLC	89,765	414,397
Dixons Carphone PLC	70,402	259,348
DS Smith PLC	47,518	292,322
easyJet PLC	28,378	500,949
Electrocomponents PLC	19,648	147,261
G4S PLC	87,045	369,051
GKN PLC	63,818	270,242
Greene King PLC	26,197	229,182
Halma PLC	10,470	149,600
Hammerson PLC	51,959	387,742
Hargreaves Lansdown PLC	21,267	359,674
Hikma Pharmaceuticals PLC(a)	7,450	142,254
Howden Joinery Group PLC	30,851	163,141
IMI PLC	15,442	239,698
Inchcape PLC	22,083	216,426
Informa PLC	39,671	344,740
Inmarsat PLC	41,224	412,051
InterContinental Hotels Group PLC	7,808	432,768
Intertek Group PLC	4,833	264,736
Intu Properties PLC	115,355	403,220
Investec PLC	40,006	298,024
ITV PLC	471,001	1,109,817
J Sainsbury PLC	119,432	390,478
Jardine Lloyd Thompson Group PLC	11,652	181,624
John Wood Group PLC	30,273	251,864
Johnson Matthey PLC	7,697	287,043
Jupiter Fund Management PLC	39,483	258,996
Kingfisher PLC	139,642	545,433
Ladbrokes Coral Group PLC	92,720	137,902
Land Securities Group PLC	46,959	617,903
Man Group PLC	135,187	271,830
Marks & Spencer Group PLC	147,694	639,426
Mediclinic International PLC	15,433	148,646
Meggitt PLC	35,825	221,925
Merlin Entertainments PLC(b)	23,482	146,562
Micro Focus International PLC	11,141	328,650
Mondi PLC	17,386	454,832
NEX Group PLC	38,955	316,001
Next PLC	9,013	451,439
Old Mutual PLC	244,730	614,803
Pearson PLC	104,212	936,057
Pennon Group PLC	28,662	307,338
Persimmon PLC	30,906	900,058
Rentokil Initial PLC	67,999	241,398
Rightmove PLC	3,380	186,594
Royal Mail PLC	91,558	500,930
RPC Group PLC	15,926	155,567
RSA Insurance Group PLC	43,842	350,518
Saga PLC	79,392	215,946
Sage Group PLC (The)	47,291	422,629
Schroders PLC	9,510	383,437
Segro PLC	49,753	316,153
Severn Trent PLC	13,782	390,624
Smiths Group PLC	17,030	353,274
Spectris PLC	4,521	148,164
Spirax-Sarco Engineering PLC	2,574	178,877
St. James’s Place PLC	26,322	404,137
Standard Life PLC	167,522	868,452
Tate & Lyle PLC	32,367	278,325
Taylor Wimpey PLC	92,218	211,064
Travis Perkins PLC	13,530	255,713
United Utilities Group PLC	47,960	540,432
Weir Group PLC (The)	8,039	180,755
Whitbread PLC	8,419	433,825
William Hill PLC	74,564	246,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2017

Investments	Shares	Value
WM Morrison Supermarkets PLC	76,748	$240,457

Total United Kingdom		33,096,314

TOTAL COMMON STOCKS (Cost: $177,272,024)		205,072,723

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17* (Cost $15,684)	18,643	14,884

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Australia Dividend Fund(c)	864	48,436
WisdomTree Japan Hedged Equity Fund(c)	934	48,568

TOTAL EXCHANGE-TRADED FUNDS (Cost: $92,408)		97,004

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $2,867,733)(e)	2,867,733	2,867,733

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $180,247,849)		208,052,344
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.1)%		(2,256,582)

NET ASSETS - 100.0%		$205,795,762

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $3,451,060 and the total market value of the collateral held by the Fund was $3,638,233. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $770,500.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	EUR	24,000	USD	27,413	$40
7/5/2017	GBP	40,000	USD	52,111	153

					$193

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 4.9%
Aristocrat Leisure Ltd.	1,372	$23,742
BT Investment Management Ltd.	3,168	27,653
carsales.com Ltd.	1,928	17,037
Cochlear Ltd.	262	31,240
Crown Resorts Ltd.	6,691	63,025
CSL Ltd.	1,576	166,860
Domino’s Pizza Enterprises Ltd.	218	8,709
JB Hi-Fi Ltd.(a)	909	16,295
Magellan Financial Group Ltd.	1,314	29,068
Medibank Pvt Ltd.	29,267	62,858
NIB Holdings Ltd.	4,113	18,140
Northern Star Resources Ltd.	2,405	8,763
Pact Group Holdings Ltd.	3,755	17,253
Ramsay Health Care Ltd.	947	53,463
REA Group Ltd.	306	15,585
Seek Ltd.	2,414	31,311
TPG Telecom Ltd.(a)	6,469	28,284

Total Australia		619,286

Austria - 0.1%
ams AG*	134	8,710

Belgium - 0.2%
Melexis N.V.	304	24,930

China - 2.6%
China Everbright International Ltd.	26,000	32,440
China Overseas Land & Investment Ltd.	90,000	263,436
CSPC Pharmaceutical Group Ltd.	18,000	26,286

Total China		322,162

Denmark - 6.5%
Chr Hansen Holding A/S	509	36,972
Coloplast A/S Class B	1,246	103,980
Dfds A/S	269	14,315
DSV A/S	265	16,261
Novo Nordisk A/S Class B	14,035	600,257
Pandora A/S	277	25,814
Royal Unibrew A/S	345	16,528
SimCorp A/S	177	10,709

Total Denmark		824,836

Finland - 0.9%
Konecranes Oyj	585	24,720
Nokian Renkaat Oyj	932	38,523
Uponor Oyj	538	9,763
Wartsila Oyj Abp	668	39,428

Total Finland		112,434

France - 7.1%
Airbus SE	3,639	298,833
Altran Technologies S.A.	1,284	20,898
Cie Plastic Omnium S.A.	519	18,904
Hermes International	145	71,552
Iliad S.A.	27	6,378
Ipsen S.A.	192	26,245
LVMH Moet Hennessy Louis Vuitton SE	1,490	370,983
Sartorius Stedim Biotech	132	10,223
SEB S.A.	109	19,549
Valeo S.A.	859	57,794

Total France		901,359

Germany - 5.0%
adidas AG	414	79,210
CompuGroup Medical SE	192	10,759
Continental AG	726	156,458
Covestro AG(b)	1,219	87,883
CTS Eventim AG & Co. KGaA	525	23,185
Fuchs Petrolub SE	369	17,403
Hella KGaA Hueck & Co.	397	19,513
Henkel AG & Co. KGaA	811	97,956
Infineon Technologies AG	3,105	65,463
Nemetschek SE	181	13,460
United Internet AG Registered Shares	890	48,871
Wirecard AG(a)	198	12,583

Total Germany		632,744

Hong Kong - 0.6%
Galaxy Entertainment Group Ltd.	7,000	42,503
Techtronic Industries Co., Ltd.	4,500	20,695
Vitasoy International Holdings Ltd.	4,000	8,229

Total Hong Kong		71,427

Ireland - 0.3%
Glanbia PLC	533	10,411
Kerry Group PLC Class A	360	30,930

Total Ireland		41,341

Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	54,415	90,362
Shapir Engineering and Industry Ltd.	4,823	15,299

Total Israel		105,661

Italy - 1.5%
Anima Holding SpA(b)	3,396	24,305
Banca IFIS SpA	462	18,743
De’ Longhi SpA	724	22,659
DiaSorin SpA	164	12,579
Ferrari N.V.	265	22,714
Industria Macchine Automatiche SpA	234	21,471
Moncler SpA	427	9,984
Recordati SpA	1,159	46,954
Salvatore Ferragamo SpA	545	14,514

Total Italy		193,923

Japan - 14.6%
Asahi Intecc Co., Ltd.	300	13,644
Brother Industries Ltd.	1,200	27,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2017

Investments	Shares	Value
Daikin Industries Ltd.	900	$91,874
DeNA Co., Ltd.	500	11,196
Fast Retailing Co., Ltd.	100	33,304
Harmonic Drive Systems, Inc.(a)	200	6,924
Haseko Corp.	1,300	15,781
Hikari Tsushin, Inc.	200	21,040
Hino Motors Ltd.	3,100	34,405
Hoya Corp.	1,500	77,870
Kakaku.com, Inc.	1,000	14,356
Kaken Pharmaceutical Co., Ltd.	400	21,823
Keyence Corp.	100	43,913
Kose Corp.	100	10,920
Kubota Corp.	5,400	90,713
M3, Inc.	400	11,018
Makita Corp.	1,000	36,979
Mixi, Inc.	400	22,250
MonotaRO Co., Ltd.	300	9,665
Murata Manufacturing Co., Ltd.	800	121,538
Nabtesco Corp.(a)	500	14,529
NGK Insulators Ltd.	1,700	33,876
Nidec Corp.	600	61,463
Nihon M&A Center, Inc.	300	10,974
Nippon Paint Holdings Co., Ltd.	800	30,260
Nitori Holdings Co., Ltd.	100	13,386
Obic Co., Ltd.	400	24,564
Open House Co., Ltd.	600	18,476
Oracle Corp.	600	38,929
Park24 Co., Ltd.	1,000	25,418
Pigeon Corp.	400	14,489
Relo Group, Inc.	700	13,625
Ryohin Keikaku Co., Ltd.	100	24,982
Seiko Epson Corp.	2,800	62,275
Shimano, Inc.	200	31,648
Shionogi & Co., Ltd.	1,100	61,275
Square Enix Holdings Co., Ltd.	600	19,651
Start Today Co., Ltd.	500	12,304
Subaru Corp.	5,200	175,215
Sundrug Co., Ltd.	400	14,916
Sysmex Corp.	500	29,859
T-Gaia Corp.	600	11,385
Temp Holdings Co., Ltd.	700	13,120
Tokyo Electron Ltd.	900	121,431
Trend Micro, Inc.	900	46,378
Tsuruha Holdings, Inc.	100	10,618
USS Co., Ltd.	1,200	23,848
Yahoo Japan Corp.	28,400	123,599
Yamaha Motor Co., Ltd.	1,200	30,951
Zenkoku Hosho Co., Ltd.	300	12,269

Total Japan		1,842,619

Netherlands - 2.1%
ASML Holding N.V.	1,065	138,595
BE Semiconductor Industries N.V.	389	20,742
Flow Traders(b)	593	16,334
GrandVision N.V.(b)	517	13,827
Koninklijke Vopak N.V.	988	45,751
TKH Group N.V. CVA	457	25,353

Total Netherlands		260,602

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	3,055	25,612
Mainfreight Ltd.	715	12,303
Ryman Healthcare Ltd.	2,091	12,692

Total New Zealand		50,607

Norway - 1.4%
Borregaard ASA	1,145	14,079
Entra ASA(b)	1,788	22,199
Orkla ASA	7,165	72,577
Salmar ASA	1,430	35,355
Tomra Systems ASA	789	9,607
Veidekke ASA	1,243	16,174
XXL ASA(b)	541	5,183

Total Norway		175,174

Portugal - 0.8%
Jeronimo Martins, SGPS, S.A.	5,125	99,896

Singapore - 0.2%
First Resources Ltd.	6,500	8,946
SIA Engineering Co., Ltd.	7,500	22,225

Total Singapore		31,171

Spain - 4.5%
Almirall S.A.	903	14,686
Amadeus IT Group S.A.	2,135	127,476
Atresmedia Corp. de Medios de Comunicacion S.A.	1,911	22,319
Industria de Diseno Textil S.A.	9,116	349,452
Prosegur Cia de Seguridad S.A.	3,631	23,564
Tecnicas Reunidas S.A.	651	25,145

Total Spain		562,642

Sweden - 7.7%
AAK AB	186	13,562
Assa Abloy AB Class B	4,195	92,061
Atlas Copco AB Class A	4,128	158,081
Atlas Copco AB Class B	2,579	89,009
Axfood AB	2,041	34,022
Boliden AB	1,722	46,936
Castellum AB	894	13,111
Fabege AB	1,280	24,585
Hemfosa Fastigheter AB	1,547	16,691
Hennes & Mauritz AB Class B	5,680	141,351
Hexpol AB	2,164	23,591
Indutrade AB	701	16,040
Intrum Justitia AB(a)	650	22,040
Investment AB Latour Class B	3,396	42,518
JM AB	489	17,283
Lifco AB Class B	339	10,884
Loomis AB Class B	538	19,263
NetEnt AB*	1,734	15,141
Peab AB	2,599	31,492
Sandvik AB	6,782	106,540
Trelleborg AB Class B	1,534	34,974

Total Sweden		969,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2017

Investments	Shares	Value
Switzerland - 13.6%
EMS-Chemie Holding AG Registered Shares	143	$105,572
Geberit AG Registered Shares	224	104,603
Givaudan S.A. Registered Shares	71	142,200
Logitech International S.A. Registered Shares	710	26,134
Oriflame Holding AG*	447	16,779
Partners Group Holding AG	182	112,984
Roche Holding AG Bearer Shares	905	233,420
Roche Holding AG Genusschein	3,031	772,903
Schindler Holding AG Participation Certificate	72	15,255
Schindler Holding AG Registered Shares	391	81,168
Sonova Holding AG Registered Shares	249	40,484
Straumann Holding AG Registered Shares	36	20,506
Swatch Group AG (The) Bearer Shares	100	36,976
Temenos Group AG Registered Shares*	162	14,480

Total Switzerland		1,723,464

United Kingdom - 23.8%
Ashtead Group PLC	1,553	32,054
Berkeley Group Holdings PLC	1,141	47,827
British American Tobacco PLC	7,002	476,045
Burberry Group PLC	1,337	28,847
Coca-Cola European Partners PLC	2,061	83,566
Compass Group PLC	5,217	109,788
Cranswick PLC	315	11,473
Crest Nicholson Holdings PLC	1,746	11,873
Croda International PLC	546	27,553
Diageo PLC	11,608	342,049
Domino’s Pizza Group PLC	2,675	10,212
Dunelm Group PLC	1,539	12,024
easyJet PLC	3,092	54,582
Electrocomponents PLC	2,367	17,741
Halma PLC	1,004	14,346
Hargreaves Lansdown PLC	2,396	40,522
Hays PLC	5,520	11,903
Hikma Pharmaceuticals PLC	809	15,448
HomeServe PLC	1,507	14,398
Howden Joinery Group PLC	3,656	19,333
Jardine Lloyd Thompson Group PLC	1,667	25,984
Johnson Matthey PLC	976	36,398
Mediclinic International PLC	1,576	15,180
Merlin Entertainments PLC(b)	2,594	16,190
Moneysupermarket.com Group PLC	3,548	16,301
Pagegroup PLC	3,223	19,919
Persimmon PLC	2,425	70,622
Reckitt Benckiser Group PLC	2,392	241,856
RELX PLC	4,850	104,578
Renishaw PLC	273	12,837
Rightmove PLC	244	13,470
Sage Group PLC (The)	4,589	41,011
Savills PLC	1,379	15,736
Spirax-Sarco Engineering PLC	304	21,126
SuperGroup PLC	652	12,661
Taylor Wimpey PLC	7,623	17,447
Unilever N.V. CVA	9,939	547,752
Unilever PLC	6,050	326,527
Unite Group PLC (The)	1,801	15,183
Victrex PLC	559	13,622
WH Smith PLC	607	13,522
William Hill PLC	5,560	18,359
WS Atkins PLC	527	14,245

Total United Kingdom		3,012,110

TOTAL COMMON STOCKS (Cost: $11,736,241)		12,586,273

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $57,404)(d)	57,404	57,404

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $11,793,645)		12,643,677
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(12,429)

NET ASSETS - 100.0%		$12,631,248

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $93,408 and the total market value of the collateral held by the Fund was $99,165. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,761.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 13.0%
Adelaide Brighton Ltd.	702,636	$3,034,328
Ainsworth Game Technology Ltd.	526,010	871,508
ALS Ltd.	458,492	2,620,063
Altium Ltd.	241,768	1,589,291
Amaysim Australia Ltd.	421,838	504,770
Ansell Ltd.	187,817	3,418,663
AP Eagers Ltd.	166,285	1,066,309
APN Outdoor Group Ltd.	240,102	885,859
ARB Corp., Ltd.	62,154	748,978
Asaleo Care Ltd.	1,196,069	1,348,644
AUB Group Ltd.	69,661	694,101
Austal Ltd.	570,067	800,204
Australian Pharmaceutical Industries Ltd.	830,727	1,213,883
Automotive Holdings Group Ltd.(a)	518,537	1,332,442
Baby Bunting Group Ltd.(a)	659,767	984,314
Bapcor Ltd.	216,081	909,940
Beach Energy Ltd.	2,282,991	1,006,922
Beacon Lighting Group Ltd.	462,096	460,786
Bega Cheese Ltd.(a)	181,506	906,349
Blackmores Ltd.(a)	20,345	1,495,644
Breville Group Ltd.	172,212	1,380,395
Brickworks Ltd.	156,029	1,650,415
BT Investment Management Ltd.	479,104	4,182,113
Cabcharge Australia Ltd.	313,617	608,617
carsales.com Ltd.	289,474	2,557,913
Cedar Woods Properties Ltd.	206,234	824,179
Cleanaway Waste Management Ltd.	2,217,665	2,338,957
Collins Foods Ltd.(a)	267,875	1,212,294
Corporate Travel Management Ltd.	101,250	1,781,608
CSG Ltd.	1,285,858	734,806
CSR Ltd.	1,304,482	4,232,550
Dicker Data Ltd.	304,235	553,071
Dongfang Modern Agriculture Holding Group Ltd.(a)	692,462	435,545
DuluxGroup Ltd.	524,286	2,790,946
Eclipx Group Ltd.	422,676	1,157,443
Elanor Investor Group	397,166	651,943
ERM Power Ltd.	511,022	468,415
Estia Health Ltd.	219,411	513,313
Event Hospitality and Entertainment Ltd.	217,875	2,234,408
Fairfax Media Ltd.	3,844,173	3,243,540
Flight Centre Travel Group Ltd.(a)	180,755	5,310,223
G8 Education Ltd.	808,349	2,238,359
Genworth Mortgage Insurance Australia Ltd.	1,305,112	2,933,182
GrainCorp Ltd. Class A	115,659	840,143
Greencross Ltd.	181,730	843,346
GUD Holdings Ltd.	147,483	1,460,467
GWA Group Ltd.	499,306	1,206,427
Healthscope Ltd.	2,377,064	4,029,552
HFA Holdings Ltd.	686,028	1,262,923
HT&E Ltd.	382,879	775,335
IDP Education Ltd.	258,707	1,010,066
IMF Bentham Ltd.	389,325	564,414
Infomedia Ltd.	739,719	411,366
Invocare Ltd.	136,233	1,536,114
IOOF Holdings Ltd.	754,021	5,668,044
IPH Ltd.	263,128	968,795
IRESS Ltd.	274,270	2,669,707
iSentia Group Ltd.(a)	368,483	607,686
IVE Group Ltd.	435,902	718,871
Japara Healthcare Ltd.(a)	326,449	525,846
JB Hi-Fi Ltd.(a)	224,318	4,021,115
Link Administration Holdings Ltd.(a)	178,650	1,082,564
MACA Ltd.	1,626,428	2,058,460
Mantra Group Ltd.	343,398	803,380
McMillan Shakespeare Ltd.	162,307	1,668,268
Mineral Resources Ltd.	279,127	2,323,032
Monadelphous Group Ltd.	200,328	2,149,726
Mortgage Choice Ltd.(a)	477,909	788,147
Myer Holdings Ltd.(a)	2,939,728	1,882,857
MYOB Group Ltd.	615,512	1,614,679
MyState Ltd.	273,925	1,019,054
Navitas Ltd.	487,306	1,812,872
NIB Holdings Ltd.	720,364	3,177,192
Nick Scali Ltd.	142,822	667,169
Nine Entertainment Co. Holdings Ltd.	2,135,236	2,260,209
Northern Star Resources Ltd.	540,268	1,968,460
Nufarm Ltd.	220,558	1,629,194
OFX Group Ltd.	355,938	439,566
oOh!media Ltd.	192,501	608,350
Orora Ltd.	1,557,030	3,415,755
OZ Minerals Ltd.	387,520	2,202,602
Pact Group Holdings Ltd.	477,217	2,192,635
Peet Ltd.	644,795	591,035
Perpetual Ltd.	96,278	4,126,002
Platinum Asset Management Ltd.(a)	1,560,131	5,540,714
Premier Investments Ltd.	305,296	2,967,026
Primary Health Care Ltd.	151,034	421,696
Programmed Maintenance Services Ltd.	314,284	449,598
Quintis Ltd.†	423,797	95,897
RCG Corp., Ltd.(a)	2,428,597	1,602,056
Regis Resources Ltd.	657,757	1,907,133
Retail Food Group Ltd.(a)	387,722	1,397,790
Sandfire Resources NL	112,893	489,259
Scottish Pacific Group Ltd.	292,345	607,699
SeaLink Travel Group Ltd.	200,969	627,404
Select Harvests Ltd.(a)	218,804	822,385
Seven Group Holdings Ltd.	798,695	6,702,270
Seven West Media Ltd.	3,597,654	1,973,100
SG Fleet Group Ltd.	401,471	1,170,204
Sigma Healthcare Ltd.	2,674,435	1,836,026
Silver Chef Ltd.	141,390	810,145
Sims Metal Management Ltd.	185,087	2,155,119
Sirtex Medical Ltd.	55,074	686,473
Southern Cross Media Group Ltd.	1,818,419	1,736,549
Spotless Group Holdings Ltd.	2,463,328	2,172,920
Steadfast Group Ltd.	805,200	1,642,892
Super Retail Group Ltd.	331,223	2,083,330
Tassal Group Ltd.	153,138	447,540
Villa World Ltd.	625,636	1,079,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Village Roadshow Ltd.	174,706	$542,733
Vita Group Ltd.	889,143	757,039
Viva Energy REIT	396,732	690,791
Vocus Group Ltd.(a)	967,503	2,500,955
WPP AUNZ Ltd.	1,403,287	1,345,489

Total Australia		186,790,652

Austria - 1.0%
Austria Technologie & Systemtechnik AG	38,065	427,160
Porr AG	35,195	1,109,114
RHI AG	47,747	1,767,157
S IMMO AG	110,051	1,594,087
UNIQA Insurance Group AG	965,331	8,984,227
Zumtobel Group AG	37,972	703,338

Total Austria		14,585,083

Belgium - 1.3%
Cofinimmo S.A.	46,647	5,727,328
D’ieteren S.A./N.V.	50,622	2,362,595
EVS Broadcast Equipment S.A.	15,324	615,218
Exmar N.V.	212,342	1,017,184
Ion Beam Applications	34,365	1,891,355
Orange Belgium S.A.	89,205	2,085,726
Recticel S.A.	73,035	565,607
Rezidor Hotel Group AB	139,639	516,535
Warehouses De Pauw CVA	44,132	4,631,804

Total Belgium		19,413,352

China - 1.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	339,000	495,921
China Aerospace International Holdings Ltd.	4,258,000	539,992
China Agri-Industries Holdings Ltd.	2,916,000	1,210,261
China South City Holdings Ltd.	10,916,000	2,027,580
China Traditional Chinese Medicine Holdings Co., Ltd.	3,498,000	2,016,409
China Travel International Investment Hong Kong Ltd.	5,772,000	1,663,624
CITIC Telecom International Holdings Ltd.	5,643,822	1,807,423
CPMC Holdings Ltd.	1,417,109	698,893
Goldpac Group Ltd.	1,636,000	492,490
Guotai Junan International Holdings Ltd.(a)	8,459,000	2,622,290
Rivera Holdings Ltd.	8,768,000	673,904
Shougang Fushan Resources Group Ltd.	5,058,000	939,492
Sinotruk Hong Kong Ltd.	1,575,000	1,143,958
Yuexiu Property Co., Ltd.	26,326,000	4,485,212

Total China		20,817,449

Denmark - 1.6%
Alm Brand A/S	197,012	1,752,883
Matas A/S	78,530	1,240,810
NNIT A/S(b)	19,044	579,897
Per Aarsleff Holding A/S	32,818	795,429
Royal Unibrew A/S	50,823	2,434,808
Scandinavian Tobacco Group A/S Class A(b)	182,081	2,960,758
Schouw & Co. AB	24,709	2,647,610
SimCorp A/S	31,827	1,925,595
Spar Nord Bank A/S	304,923	3,994,665
Sydbank A/S	139,467	5,250,230

Total Denmark		23,582,685

Finland - 2.5%
Aktia Bank Oyj	53,304	569,657
Citycon Oyj	2,077,556	5,445,241
Cramo Oyj	54,277	1,621,927
DNA Oyj	173,109	2,744,409
F-Secure Oyj	192,057	913,441
HKScan Oyj Class A	301,870	1,081,095
Kemira Oyj	163,494	2,062,392
Lassila & Tikanoja Oyj	86,351	1,813,157
Lehto Group Oyj	31,426	469,542
Metsa Board Oyj	430,685	3,121,689
Oriola Oyj Class B	184,268	769,211
Ramirent Oyj	203,551	2,049,974
Sanoma Oyj	301,097	2,809,144
Technopolis Oyj	266,229	1,120,459
Tieto Oyj	130,559	4,030,968
Tikkurila Oyj	32,090	692,843
Tokmanni Group Corp.(a)	114,207	949,587
Uponor Oyj	95,372	1,730,635
YIT Oyj	152,227	1,270,917

Total Finland		35,266,288

France - 2.0%
Albioma S.A.	28,294	650,578
Coface S.A.	354,951	3,554,489
Europcar Groupe S.A.(b)	152,180	2,223,418
Gaztransport Et Technigaz S.A.	64,401	2,569,003
IPSOS	45,841	1,717,528
Jacquet Metal Service	41,113	1,087,412
Kaufman & Broad S.A.	40,049	1,783,721
Korian S.A.	58,305	1,986,681
LISI	14,319	681,188
Neopost S.A.	69,006	3,199,350
Nexans S.A.	19,356	1,057,464
Rallye S.A.	222,382	4,573,089
Technicolor S.A. Registered Shares	222,969	970,945
Television Francaise 1	185,901	2,599,480

Total France		28,654,346

Germany - 4.0%
Aareal Bank AG	126,873	5,022,710
alstria office REIT-AG	253,602	3,423,224
AURELIUS Equity Opportunities SE & Co. KGaA(a)	85,436	4,583,280
Bechtle AG	17,980	2,307,047
Bertrandt AG	6,050	605,573
Bilfinger SE	49,457	1,934,801
Borussia Dortmund GmbH & Co. KGaA	183,401	1,276,404
Capital Stage AG	192,186	1,356,834
Cewe Stiftung & Co. KGAA	6,150	517,872
Comdirect Bank AG	70,647	783,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
CropEnergies AG	99,429	$1,097,748
Deutz AG	56,393	474,867
Diebold Nixdorf AG	18,212	1,495,562
Elmos Semiconductor AG	44,526	979,118
Gerresheimer AG	13,083	1,050,943
Grammer AG	18,319	958,709
Hamburger Hafen und Logistik AG	105,216	2,294,479
Indus Holding AG	28,797	2,039,638
Jenoptik AG	48,600	1,272,967
Kloeckner & Co. SE	102,935	1,082,451
Leoni AG	21,511	1,105,887
MLP AG	170,994	1,138,179
NORMA Group SE	24,716	1,282,919
Pfeiffer Vacuum Technology AG	14,366	2,099,756
RHOEN-KLINIKUM AG	87,076	2,539,473
Sixt SE	43,499	2,625,508
Takkt AG	62,801	1,567,930
TLG Immobilien AG	142,461	2,907,649
VTG AG	31,325	1,219,923
Wacker Neuson SE	84,155	2,037,719
Washtec AG	7,144	548,692
Wuestenrot & Wuerttembergische AG	129,532	2,829,916
Zeal Network SE	19,328	584,181

Total Germany		57,045,162

Hong Kong - 1.3%
Chu Kong Shipping Enterprises Group Co., Ltd.	2,126,000	528,338
Dah Sing Financial Holdings Ltd.	377,029	3,165,876
Hong Kong Aircraft Engineering Co., Ltd.	297,600	2,039,544
Hongkong & Shanghai Hotels Ltd. (The)	1,199,870	2,167,204
Kowloon Development Co., Ltd.	3,142,000	3,417,121
Lai Sun Development Co., Ltd.	35,276,728	1,287,892
Miramar Hotel & Investment(a)	426,000	986,630
Television Broadcasts Ltd.	798,700	3,007,997
Vitasoy International Holdings Ltd.	722,364	1,486,100
Welling Holding Ltd.	4,960,000	1,130,962

Total Hong Kong		19,217,664

Indonesia - 0.1%
Bumitama Agri Ltd.	1,915,700	1,043,523

Ireland - 0.8%
C&C Group PLC	403,138	1,480,093
Grafton Group PLC	152,446	1,396,038
Greencore Group PLC	592,858	1,894,428
Hostelworld Group PLC(b)	208,894	941,559
IFG Group PLC	290,678	605,047
Irish Continental Group PLC	348,116	2,016,982
Origin Enterprises PLC	91,669	667,362
UDG Healthcare PLC	219,856	2,473,139

Total Ireland		11,474,648

Israel - 3.2%
Amot Investments Ltd.	667,789	3,501,888
Ashtrom Properties Ltd.	169,284	781,975
Avgol Industries 1953 Ltd.	1,063,569	1,362,644
B Communications Ltd.	37,980	658,449
Delek Automotive Systems Ltd.	449,927	3,660,323
Delta-Galil Industries Ltd.	30,524	900,929
Direct Insurance Financial Investments Ltd.	83,901	903,756
Discount Investment Corp. Ltd.	652,697	2,588,568
El Al Israel Airlines	1,480,547	1,361,881
First International Bank of Israel Ltd.	197,638	3,582,709
Gazit-Globe Ltd.	156,930	1,516,371
Harel Insurance Investments & Financial Services Ltd.	260,022	1,540,148
Inrom Construction Industries Ltd.	411,811	1,963,646
Magic Software Enterprises Ltd.	68,169	542,859
Matrix IT Ltd.	188,931	1,937,657
Maytronics Ltd.	212,434	832,157
Mediterranean Towers Ltd.	322,459	552,755
Meitav Dash Investments Ltd.	190,450	788,062
Melisron Ltd.	51,902	2,729,179
Migdal Insurance & Financial Holding Ltd.	614,684	657,011
Nawi Brothers Ltd.	72,085	502,160
Oil Refineries Ltd.	8,228,672	3,621,870
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,117	693,370
Scope Metals Group Ltd.	18,955	598,573
Sella Capital Real Estate Ltd.	856,837	1,660,295
Shapir Engineering and Industry Ltd.	284,575	902,727
Shikun & Binui Ltd.	501,363	1,302,794
Shufersal Ltd.	279,685	1,466,669
Strauss Group Ltd.	98,020	1,919,279
ZUR Shamir Holdings Ltd.	142,432	529,370

Total Israel		45,560,074

Italy - 4.1%
Anima Holding SpA(b)	402,580	2,881,245
Ascopiave SpA	714,674	2,836,623
Astaldi SpA	177,858	1,105,565
ASTM SpA	90,609	1,563,596
Banca IFIS SpA	78,848	3,198,813
Banca Popolare di Sondrio SCPA	394,326	1,552,532
Banca Sistema SpA(a)(b)	201,890	543,427
Biesse SpA	47,662	1,705,845
BPER Banca	245,574	1,222,870
Cairo Communication SpA	144,883	633,885
Cerved Information Solutions SpA	149,318	1,595,754
CIR-Compagnie Industriali Riunite SpA	743,307	1,042,768
Cofide SpA	1,253,303	829,084
Credito Emiliano SpA	274,720	2,215,256
Datalogic SpA	52,484	1,410,915
Ei Towers SpA	35,835	2,070,147
Enav SpA(b)	867,815	3,729,515
ERG SpA	205,115	2,879,850
Esprinet SpA	56,826	409,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA	1,358,970	$1,195,029
IMMSI SpA	966,371	475,928
Italmobiliare SpA	29,189	795,667
Maire Tecnimont SpA	216,508	1,004,545
MARR SpA	119,112	2,827,105
OVS SpA(b)	196,758	1,398,089
RAI Way SpA(b)	324,358	1,615,186
Saras SpA	3,083,500	7,167,413
Societa Cattolica di Assicurazioni SCRL	337,138	2,618,600
Societa Iniziative Autostradali e Servizi SpA	270,761	2,981,623
Tod’s SpA(a)	48,435	3,016,243
Zignago Vetro SpA	122,999	1,031,807

Total Italy		59,554,542

Japan - 25.2%
Adastria Co., Ltd.	30,000	835,707
ADEKA Corp.	79,901	1,216,008
Aeon Delight Co., Ltd.	43,500	1,407,285
Ai Holdings Corp.(a)	38,000	1,023,051
Aica Kogyo Co., Ltd.	39,200	1,193,165
Aichi Corp.	103,000	715,023
Aida Engineering Ltd.	71,700	685,987
Aisan Industry Co., Ltd.	113,700	898,590
Akita Bank Ltd. (The)	246,000	726,878
Alinco, Inc.	86,000	856,479
Alpen Co., Ltd.(a)	43,500	775,458
Alpine Electronics, Inc.	56,700	848,280
Amano Corp.	78,200	1,627,891
Aoyama Trading Co., Ltd.	61,801	2,202,857
Arcs Co., Ltd.	36,600	791,871
Ariake Japan Co., Ltd.	30,800	2,146,351
Asahi Broadcasting Corp.	97,600	708,807
Asahi Holdings, Inc.	29,300	481,640
ASKUL Corp.(a)	25,488	783,740
Autobacs Seven Co., Ltd.	41,703	676,987
Avex Group Holdings, Inc.	48,800	653,649
Awa Bank Ltd. (The)	86,000	584,763
Bando Chemical Industries Ltd.	79,400	785,803
Bank of Saga Ltd. (The)	171,000	395,692
Bell System24 Holdings, Inc.(a)	71,300	731,022
Belluna Co., Ltd.	164,000	1,958,775
BML, Inc.	30,000	583,393
C.I. Takiron Corp.	122,000	648,220
Capcom Co., Ltd.	45,800	1,085,488
Central Glass Co., Ltd.	225,000	967,204
Chiyoda Co., Ltd.	35,300	924,599
Citizen Watch Co., Ltd.	163,807	1,148,807
CKD Corp.	55,400	843,622
COLOPL, Inc.(a)	53,500	541,857
CONEXIO Corp.	71,700	1,232,862
Cosmo Energy Holdings Co., Ltd.	63,200	996,148
Daido Metal Co., Ltd.	70,400	637,209
Daido Steel Co., Ltd.	145,911	840,196
Daiken Medical Co., Ltd.	153,900	1,099,873
Daikyo, Inc.	337,000	686,837
Daio Paper Corp.(a)	53,000	714,623
Daishi Bank Ltd. (The)	242,907	1,117,684
Daiwabo Holdings Co., Ltd.	501,000	1,743,423
DCM Holdings Co., Ltd.	133,300	1,168,570
Denka Co., Ltd.	434,000	2,236,436
Denyo Co., Ltd.	52,400	909,865
Dexerials Corp.	118,300	1,156,047
DMG Mori Co., Ltd.	66,300	1,087,495
Doshisha Co., Ltd.	37,100	705,943
Doutor Nichires Holdings Co., Ltd.	40,600	862,154
Dowa Holdings Co., Ltd.	181,000	1,370,870
Dunlop Sports Co., Ltd.	67,800	680,052
Eagle Industry Co., Ltd.	65,000	1,096,253
Earth Chemical Co., Ltd.	30,600	1,574,119
EDION Corp.	121,100	1,099,341
Eighteenth Bank Ltd. (The)	234,393	669,635
Enplas Corp.	23,900	737,037
Exedy Corp.	27,270	768,152
Fancl Corp.	53,200	977,732
FIDEA Holdings Co., Ltd.	646,000	1,075,134
Fields Corp.	51,997	558,565
Financial Products Group Co., Ltd.	59,900	570,959
Foster Electric Co., Ltd.	39,185	675,171
France Bed Holdings Co., Ltd.	130,400	1,159,395
Fudo Tetra Corp.	362,400	580,562
Fuji Corp., Ltd.	212,400	1,412,093
Fuji Oil Co., Ltd.	176,700	533,119
Fuji Oil Holdings, Inc.	50,500	1,167,666
Fujikura Ltd.	157,800	1,321,554
Fujimi, Inc.	54,241	1,119,964
Fujimori Kogyo Co., Ltd.	35,200	1,104,308
Fujitec Co., Ltd.	61,400	801,654
Fujitsu General Ltd.	42,700	989,594
Fukuyama Transporting Co., Ltd.	90,000	571,111
Funai Soken Holdings, Inc.	114,300	2,911,415
GCA Corp.	72,400	645,646
Geo Holdings Corp.	89,700	930,051
Gfoot Co., Ltd.	118,300	860,191
Glory Ltd.	19,377	634,633
GMO Click Holdings, Inc.	139,800	985,418
GMO Internet, Inc.(a)	88,688	1,151,618
Godo Steel Ltd.	34,700	617,658
GS Yuasa Corp.	103,000	448,265
GungHo Online Entertainment, Inc.	268,700	691,121
Gunma Bank Ltd. (The)	442,700	2,655,570
Gunze Ltd.	274,000	982,752
Gurunavi, Inc.	35,400	575,297
H2O Retailing Corp.	42,700	776,398
Hanwa Co., Ltd.	283,000	2,025,027
Happinet Corp.	123,400	2,163,564
Hard Off Corp. Co., Ltd.	77,800	800,434
Hazama Ando Corp.	113,500	715,183
Heiwa Corp.	65,419	1,458,478
Heiwado Co., Ltd.	57,800	1,236,146
Hiroshima Bank Ltd. (The)	478,000	2,118,583
Hitachi Kokusai Electric, Inc.	68,300	1,593,221
Hitachi Transport System Ltd.	40,531	952,673
Hitachi Zosen Corp.	158,400	779,594
Hokuetsu Bank Ltd. (The)	38,900	924,377
Hokuetsu Industries Co., Ltd.	155,800	1,421,280
Hokuetsu Kishu Paper Co., Ltd.	212,000	1,662,264
Hokuhoku Financial Group, Inc.	152,400	2,429,231
Hokuriku Electric Power Co.	203,500	1,834,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Horiba Ltd.	29,100	$1,768,895
Hosokawa Micron Corp.	27,700	1,207,992
Hyakugo Bank Ltd. (The)	185,000	752,447
Hyakujushi Bank Ltd. (The)	176,000	581,132
Ibiden Co., Ltd.	83,700	1,440,689
Ichigo, Inc.	270,400	806,194
Ichiyoshi Securities Co., Ltd.	134,400	1,127,974
Idec Corp.	66,800	867,996
Iino Kaiun Kaisha Ltd.	192,900	825,782
Imasen Electric Industrial	90,800	1,061,865
Inaba Denki Sangyo Co., Ltd.	35,100	1,332,338
Inabata & Co., Ltd.	56,200	744,765
Itochu Enex Co., Ltd.	168,301	1,490,384
Iwatani Corp.	95,000	589,311
Iyo Bank Ltd. (The)	194,000	1,605,732
Japan Radio Co., Ltd.	32,900	422,230
Japan Wool Textile Co., Ltd. (The)	86,600	722,180
K’s Holdings Corp.	69,601	1,359,685
kabu.com Securities Co., Ltd.	511,301	1,720,112
Kaga Electronics Co., Ltd.	54,300	1,112,483
Kandenko Co., Ltd.	143,000	1,504,325
Kaneka Corp.	153,000	1,165,611
Kansai Urban Banking Corp.	66,800	798,437
Kasai Kogyo Co., Ltd.	44,200	569,612
Kato Sangyo Co., Ltd.	41,900	1,124,319
Kato Works Co., Ltd.	43,400	1,220,577
Keiyo Bank Ltd. (The)	189,000	817,497
Kintetsu World Express, Inc.	55,300	975,477
Kitagawa Iron Works Co., Ltd.	44,400	930,203
Kitano Construction Corp.	266,000	774,137
Kito Corp.	63,900	654,014
Kiyo Bank Ltd. (The)	45,950	795,414
Koa Corp.	80,200	1,485,370
Kobe Bussan Co., Ltd.	15,100	714,952
Koei Tecmo Holdings Co., Ltd.	53,800	1,066,807
Kohnan Shoji Co., Ltd.	65,800	1,225,698
Kokuyo Co., Ltd.	113,900	1,554,011
Konoike Transport Co., Ltd.	43,500	593,111
Kumagai Gumi Co., Ltd.	179,000	575,107
Kurabo Industries Ltd.	334,955	772,102
Kuroda Electric Co., Ltd.	52,300	1,024,961
KYB Corp.	150,798	771,706
Kyoei Steel Ltd.	33,000	546,574
KYORIN Holdings, Inc.	44,890	995,602
Kyosan Electric Manufacturing Co., Ltd.	276,000	1,446,814
Kyoto Kimono Yuzen Co., Ltd.	125,800	1,050,199
Kyowa Exeo Corp.	83,500	1,403,805
Kyudenko Corp.	32,400	1,160,644
Leopalace21 Corp.	226,700	1,408,300
Lintec Corp.	47,330	1,131,438
Macnica Fuji Electronics Holdings, Inc.	52,500	766,754
Maeda Road Construction Co., Ltd.	54,000	1,077,501
Mandom Corp.	26,530	1,437,947
Marubun Corp.	111,600	781,677
Maruha Nichiro Corp.	41,800	1,104,151
Matsui Securities Co., Ltd.	122,940	1,002,252
Max Co., Ltd.	58,547	845,169
MegaChips Corp.	36,200	893,724
Megmilk Snow Brand Co., Ltd.	40,100	1,117,061
Meitec Corp.	41,100	1,750,298
Minato Bank Ltd. (The)	33,821	640,239
Ministop Co., Ltd.	38,900	814,975
Miraca Holdings, Inc.	30,800	1,384,300
Mitsubishi Research Institute, Inc.	23,700	687,629
Mitsubishi Shokuhin Co., Ltd.	33,800	970,141
Mitsubishi Steel Manufacturing Co., Ltd.	439,000	1,031,470
Mitsui Matsushima Co., Ltd.	52,600	652,116
Mitsui Mining & Smelting Co., Ltd.	426,642	1,666,926
Miyazaki Bank Ltd. (The)	172,646	566,984
Morinaga Milk Industry Co., Ltd.	266,000	2,026,486
MTI Ltd.	98,000	632,342
Musashino Bank Ltd. (The)	16,345	501,144
Nachi-Fujikoshi Corp.	240,000	1,360,627
Nagaileben Co., Ltd.	35,400	822,303
Nagase & Co., Ltd.	93,500	1,422,139
Nanto Bank Ltd. (The)	19,500	555,358
NEC Networks & System Integration Corp.	38,501	836,084
NHK Spring Co., Ltd.	132,400	1,391,638
Nichi-iko Pharmaceutical Co., Ltd.(a)	37,900	590,965
Nichias Corp.	131,000	1,514,498
Nichiha Corp.	58,501	2,061,801
Nichireki Co., Ltd.	113,300	1,338,102
Nihon Kohden Corp.	29,100	671,817
Nihon Nohyaku Co., Ltd.	127,500	751,202
Nihon Parkerizing Co., Ltd.	65,701	978,264
Nihon Unisys Ltd.	73,800	1,167,164
Nikkon Holdings Co., Ltd.	56,300	1,300,773
Nippo Corp.	45,000	904,726
Nippon Denko Co., Ltd.	340,300	1,199,349
Nippon Flour Mills Co., Ltd.	125,197	2,006,762
Nippon Kayaku Co., Ltd.	98,699	1,396,684
Nippon Koei Co., Ltd.(a)	36,300	1,030,589
Nippon Light Metal Holdings Co., Ltd.	495,400	1,177,214
Nippon Paper Industries Co., Ltd.	85,238	1,745,574
Nippon Shokubai Co., Ltd.	22,300	1,434,932
Nippon Steel & Sumikin Bussan Corp.	31,973	1,533,771
Nippon Thompson Co., Ltd.	124,100	654,960
Nipro Corp.	189,591	2,471,972
Nishi-Nippon Railroad Co., Ltd.	246,001	1,105,647
Nishimatsu Construction Co., Ltd.	235,000	1,246,529
Nishimatsuya Chain Co., Ltd.	73,800	756,654
Nishio Rent All Co., Ltd.	17,300	551,210
Nisshinbo Holdings, Inc.	116,800	1,185,048
Nissin Electric Co., Ltd.	54,100	573,452
Nitta Corp.	26,200	814,961
Noevir Holdings Co., Ltd.	38,200	1,944,678
NOF Corp.	93,000	1,183,606
Noritake Co., Ltd.	30,300	1,036,877
North Pacific Bank Ltd.	358,200	1,252,871
NS Solutions Corp.	79,200	1,882,022
NS United Kaiun Kaisha Ltd.	486,000	977,537
NSD Co., Ltd.	83,600	1,505,931
NTN Corp.	423,000	1,950,107
Obara Group, Inc.	12,500	680,847
Ogaki Kyoritsu Bank Ltd. (The)	275,000	792,987
Ohsho Food Service Corp.	29,500	1,125,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Oita Bank Ltd. (The)	321,000	$1,234,176
Okamura Corp.	56,700	537,933
Okasan Securities Group, Inc.	341,000	2,188,154
Oki Electric Industry Co., Ltd.	56,300	797,700
OKUMA Corp.	86,000	816,679
Okumura Corp.	218,000	1,466,785
Okuwa Co., Ltd.	69,000	794,642
Onoken Co., Ltd.	71,400	1,105,061
Onward Holdings Co., Ltd.	169,000	1,249,902
Open House Co., Ltd.	24,800	763,688
OSG Corp.	41,400	841,928
Paltac Corp.	83,476	2,812,003
Paramount Bed Holdings Co., Ltd.	23,900	1,044,402
Penta-Ocean Construction Co., Ltd.	107,200	609,655
Plenus Co., Ltd.	51,500	1,087,660
Press Kogyo Co., Ltd.	125,300	581,001
Raysum Co., Ltd.	66,300	559,384
Rengo Co., Ltd.	242,700	1,408,334
Resorttrust, Inc.	45,100	830,874
Riso Kagaku Corp.	40,600	792,777
Rohto Pharmaceutical Co., Ltd.	45,500	940,290
Roland DG Corp.	34,600	788,939
Round One Corp.	118,200	1,119,302
Ryobi Ltd.	214,000	870,399
Ryoden Corp.	52,001	360,990
Ryosan Co., Ltd.	34,786	1,269,336
Sac’s Bar Holdings, Inc.	46,200	518,496
Saibu Gas Co., Ltd.	416,000	981,132
Saizeriya Co., Ltd.	43,901	1,277,646
San-Ai Oil Co., Ltd.	88,800	906,493
San-In Godo Bank Ltd. (The)	85,387	718,144
Sangetsu Corp.	64,400	1,117,084
Sankyu, Inc.	305,000	1,987,006
Sanoh Industrial Co., Ltd.	164,400	1,161,744
Sanrio Co., Ltd.	24,873	488,118
Sanshin Electronics Co., Ltd.	54,600	701,209
Sanwa Holdings Corp.	210,000	2,212,887
Sanyo Chemical Industries Ltd.	18,000	845,853
Sanyo Denki Co., Ltd.	119,000	1,220,078
Sanyo Housing Nagoya Co., Ltd.	106,000	1,051,887
Sapporo Holdings Ltd.	53,700	1,479,187
Sato Holdings Corp.	23,100	578,528
Sawai Pharmaceutical Co., Ltd.	23,000	1,291,652
Seiko Holdings Corp.	119,000	486,125
Seino Holdings Co., Ltd.	123,783	1,644,785
Senko Group Holdings Co., Ltd.	178,200	1,157,761
Senshu Ikeda Holdings, Inc.	293,900	1,239,842
Shibusawa Warehouse Co., Ltd. (The)	276,000	891,670
Shiga Bank Ltd. (The)	133,000	685,360
Shimachu Co., Ltd.	55,700	1,326,568
Shinko Plantech Co., Ltd.	114,900	887,622
Shinmaywa Industries Ltd.	95,000	801,531
Ship Healthcare Holdings, Inc.	47,900	1,489,948
Shoei Co., Ltd.	33,100	926,482
Sotetsu Holdings, Inc.	298,000	1,477,270
St. Marc Holdings Co., Ltd.	17,100	523,532
Star Micronics Co., Ltd.	39,600	640,028
Starts Corp., Inc.	43,600	1,036,451
Sumitomo Bakelite Co., Ltd.	314,000	2,213,314
Sumitomo Osaka Cement Co., Ltd.	353,000	1,674,519
Sumitomo Riko Co., Ltd.	69,150	711,440
Sumitomo Seika Chemicals Co., Ltd.	12,200	598,273
T-Gaia Corp.	73,100	1,387,052
Tadano Ltd.	52,200	626,716
Taiho Kogyo Co., Ltd.	40,900	516,892
Taikisha Ltd.	19,400	511,762
Taiyo Holdings Co., Ltd.	34,759	1,562,237
Taiyo Yuden Co., Ltd.	49,700	779,382
Takara Leben Co., Ltd.	150,300	674,183
Takasago Thermal Engineering Co., Ltd.	110,901	1,802,289
Tamron Co., Ltd.	37,900	655,391
Tatsuta Electric Wire and Cable Co., Ltd.	306,500	1,860,386
TechnoPro Holdings, Inc.	37,100	1,492,453
TIS, Inc.	51,300	1,424,493
Toagosei Co., Ltd.	118,900	1,544,980
Tocalo Co., Ltd.	42,500	1,399,519
Toda Corp.	159,000	990,566
Toei Co., Ltd.	67,000	635,653
Toho Bank Ltd. (The)	136,072	478,359
Toho Holdings Co., Ltd.	35,500	698,879
TOKAI Holdings Corp.	180,800	1,350,046
Tokai Rika Co., Ltd.	37,822	695,782
Tokai Tokyo Financial Holdings, Inc.	428,500	2,375,894
Tokyo Ohka Kogyo Co., Ltd.	14,700	489,956
Tokyo Seimitsu Co., Ltd.	37,300	1,200,067
Tokyu Construction Co., Ltd.	85,000	695,977
TOMONY Holdings, Inc.	190,590	927,846
Topcon Corp.	49,100	845,135
Toppan Forms Co., Ltd.	93,500	965,290
Topy Industries Ltd.	18,100	538,844
Toshiba Plant Systems & Services Corp.	43,800	690,758
Towa Bank Ltd. (The)	856,000	959,915
Toyo Ink SC Holdings Co., Ltd.	321,001	1,685,570
Toyo Kohan Co., Ltd.	196,800	732,132
Toyo Tire & Rubber Co., Ltd.(a)	112,200	2,285,740
Toyobo Co., Ltd.	910,694	1,669,660
TPR Co., Ltd.	22,400	722,677
Trusco Nakayama Corp.	31,000	740,237
TS Tech Co., Ltd.	42,333	1,232,012
Tsubaki Nakashima Co., Ltd.(a)	35,800	692,358
Tsubakimoto Chain Co.	99,000	852,901
Tsumura & Co.	67,801	2,751,625
Ube Industries Ltd.	722,772	1,859,034
UKC Holdings Corp.	27,500	462,576
Union Tool Co.	15,100	422,655
Universal Entertainment Corp.	27,800	849,884
Unizo Holdings Co., Ltd.	22,900	634,866
Valor Holdings Co., Ltd.	46,800	1,062,122
Vital KSK Holdings, Inc.	91,900	748,385
VT Holdings Co., Ltd.	112,400	554,197
Wacoal Holdings Corp.	89,536	1,210,441
Wowow, Inc.	21,500	582,658
Xebio Holdings Co., Ltd.	36,700	647,378
YAMABIKO Corp.	75,400	812,650
Yamanashi Chuo Bank Ltd. (The)	169,000	712,941
Yamatane Corp.	65,600	958,661
Yamazen Corp.	98,000	993,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Yorozu Corp.	29,800	$462,542
Yuasa Trading Co., Ltd.	23,448	711,621
Yumeshin Holdings Co., Ltd.(a)	135,200	898,847
Zenrin Co., Ltd.	47,900	1,385,502
Zeon Corp.	68,000	724,422
Zojirushi Corp.	48,700	555,222

Total Japan		363,491,989

Netherlands - 1.6%
Accell Group	51,260	1,677,057
Amsterdam Commodities N.V.	39,198	1,273,487
Arcadis N.V.	62,852	1,134,429
BE Semiconductor Industries N.V.	83,898	4,473,501
Beter Bed Holding N.V.	44,711	804,448
Corbion N.V.	92,454	2,952,555
Flow Traders(b)	57,638	1,587,597
Intertrust N.V.(b)	100,113	2,027,335
Koninklijke BAM Groep N.V.	177,766	965,906
PostNL N.V.	485,089	2,261,207
Refresco Group N.V.(b)	73,881	1,505,815
TKH Group N.V. CVA	48,636	2,698,148

Total Netherlands		23,361,485

New Zealand - 4.6%
Air New Zealand Ltd.	3,202,173	7,643,498
Chorus Ltd.	728,919	2,471,098
Contact Energy Ltd.	1,253,361	4,781,274
EBOS Group Ltd.(a)	265,067	3,396,436
Fonterra Co-operative Group Ltd.(a)	240,281	1,055,603
Freightways Ltd.	275,846	1,547,124
Genesis Energy Ltd.	4,116,796	7,324,793
Heartland Bank Ltd.	1,400,015	1,824,662
Infratil Ltd.	1,217,892	2,652,928
Investore Property Ltd.(a)	1,022,269	1,032,937
Kathmandu Holdings Ltd.	818,777	1,222,997
Kiwi Property Group Ltd.	2,598,286	2,682,476
Mainfreight Ltd.(a)	92,072	1,584,255
Metro Performance Glass Ltd.(a)	918,689	928,277
Michael Hill International Ltd.	847,879	721,906
NZME Ltd.	785,605	523,450
NZX Ltd.	1,198,598	982,927
Port of Tauranga Ltd.(a)	383,608	1,249,906
Restaurant Brands New Zealand Ltd.	316,707	1,451,649
Scales Corp. Ltd.	331,202	805,120
Skellerup Holdings Ltd.	360,377	448,576
SKY Network Television Ltd.	1,279,560	3,232,284
SKYCITY Entertainment Group Ltd.(a)	1,156,314	3,454,345
Steel & Tube Holdings Ltd.	272,744	505,249
Tegel Group Holdings Ltd.(a)	1,326,797	1,224,066
Trade Me Group Ltd.	1,044,012	4,074,389
Trustpower Ltd.	692,536	2,753,417
Z Energy Ltd.	872,299	5,045,709

Total New Zealand		66,621,351

Norway - 3.0%
American Shipping Co. ASA*	402,290	1,195,827
Arcus ASA(b)	177,988	994,412
Atea ASA*	230,207	3,077,983
Austevoll Seafood ASA	728,043	6,170,850
Borregaard ASA	140,899	1,732,506
Ekornes ASA	96,422	1,323,743
Entra ASA(b)	272,658	3,385,176
Europris ASA(b)	467,169	2,007,734
Grieg Seafood ASA	267,782	1,860,518
Norway Royal Salmon ASA	109,166	1,661,603
Ocean Yield ASA	470,293	3,663,352
Protector Forsikring ASA	124,967	1,044,294
Selvaag Bolig ASA	235,582	905,582
SpareBank 1 Nord Norge	162,994	1,104,249
SpareBank 1 SMN	177,180	1,517,631
SpareBank 1 SR-Bank ASA	319,871	2,730,301
Sparebanken Vest	224,574	1,387,393
TGS Nopec Geophysical Co. ASA	118,539	2,421,257
Tomra Systems ASA	160,693	1,956,711
Veidekke ASA	214,349	2,789,187
Weifa ASA	196,095	667,177

Total Norway		43,597,486

Portugal - 1.2%
Altri, SGPS, S.A.	672,438	3,095,407
CTT-Correios de Portugal S.A.	234,620	1,483,284
Mota-Engil, SGPS, S.A.	446,686	1,238,006
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,411,384	4,412,336
Semapa-Sociedade de Investimento e Gestao	106,284	2,057,747
Sonae Capital, SGPS, S.A.	847,941	871,374
Sonae, SGPS, S.A.	3,442,460	3,824,214

Total Portugal		16,982,368

Singapore - 3.8%
Accordia Golf Trust	1,040,700	540,437
Asian Pay Television Trust	3,444,917	1,426,156
Boustead Singapore Ltd.	1,129,700	722,036
Bukit Sembawang Estates Ltd.	483,700	2,308,101
Centurion Corp. Ltd.	1,881,300	669,526
China Aviation Oil Singapore Corp., Ltd.	762,900	925,332
Chip Eng Seng Corp., Ltd.	906,460	477,309
CITIC Envirotech Ltd.	1,079,000	572,081
CWT Ltd.(a)	859,576	1,392,203
Far East Orchard Ltd.	1,101,000	1,255,453
GuocoLand Ltd.(a)	2,092,600	2,872,509
Ho Bee Land Ltd.	562,100	955,307
Hong Fok Corp., Ltd.	753,600	432,396
iFAST Corp. Ltd.	1,133,400	843,763
Indofood Agri Resources Ltd.	1,282,200	447,003
Japfa Ltd.(a)	2,120,700	993,464
Jumbo Group Ltd.	1,368,600	626,225
Keppel Infrastructure Trust	9,312,388	3,821,403
Keppel Telecommunications & Transportation Ltd.	705,300	888,765
Lian Beng Group Ltd.	2,105,700	917,616
OUE Ltd.	1,406,700	2,002,493
Oxley Holdings Ltd.	2,184,700	920,308
Q&M Dental Group Singapore Ltd.	1,778,500	871,909
QAF Ltd.	926,000	854,138
Raffles Medical Group Ltd.	1,672,100	1,627,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Sembcorp Marine Ltd.(a)	2,005,700	$2,396,322
Sheng Siong Group Ltd.(a)	2,513,600	1,807,360
SIIC Environment Holdings Ltd.	2,969,100	1,121,351
Singapore Post Ltd.(a)	4,518,700	4,364,942
UMS Holdings Ltd.	2,451,468	1,789,393
United Engineers Ltd.	1,017,689	2,025,252
UPP Holdings Ltd.	3,483,200	683,055
Venture Corp., Ltd.	671,344	5,875,509
Wheelock Properties Singapore Ltd.	1,397,700	1,903,394
Wing Tai Holdings Ltd.	788,200	1,139,208
Yanlord Land Group Ltd.	1,216,300	1,550,355

Total Singapore		54,019,422

Spain - 1.1%
Applus Services S.A.	82,299	1,034,405
Construcciones y Auxiliar de Ferrocarriles S.A.	16,662	683,378
Elecnor S.A.	44,963	620,519
Ence Energia y Celulosa S.A.	661,285	2,707,681
Euskaltel S.A.(b)	91,380	970,841
Faes Farma S.A.	379,526	1,259,647
Obrascon Huarte Lain S.A.(a)	161,795	579,256
Papeles y Cartones de Europa S.A.	122,105	1,044,501
Saeta Yield S.A.	215,898	2,438,047
Tecnicas Reunidas S.A.	110,150	4,254,513

Total Spain		15,592,788

Sweden - 5.1%
Acando AB	556,829	1,742,865
AddTech AB Class B	54,324	1,033,725
AF AB Class B	96,883	1,999,790
Alimak Group AB(b)	51,233	850,386
Atrium Ljungberg AB Class B	170,569	2,841,283
Avanza Bank Holding AB	33,867	1,477,218
Bergman & Beving AB Class B	31,915	470,142
Betsson AB*	201,781	1,746,390
Bilia AB Class A	259,464	2,560,940
Bravida Holding AB(b)	133,553	974,585
Bulten AB	44,801	637,393
Byggmax Group AB	90,098	654,274
Capio AB(b)	83,539	510,076
Clas Ohlson AB Class B	95,674	1,837,583
Com Hem Holding AB	168,841	2,342,081
Coor Service Management Holding AB(b)	172,226	1,225,147
Dometic Group AB(b)	284,674	2,470,569
Duni AB	110,890	1,620,382
Dustin Group AB(b)	85,450	709,166
Evolution Gaming Group AB(b)	12,792	667,919
Granges AB	76,205	700,202
Hemfosa Fastigheter AB	291,831	3,148,552
HIQ International AB*	151,239	1,026,544
Intrum Justitia AB(a)	83,982	2,847,674
Inwido AB	55,727	782,929
ITAB Shop Concept AB Class B	92,235	822,887
KappAhl AB	113,996	617,652
KNOW IT AB	122,071	1,877,837
Kungsleden AB	224,779	1,375,129
Lifco AB Class B	32,790	1,052,757
Loomis AB Class B	82,922	2,969,031
Magnolia Bostad AB	68,805	744,374
Mekonomen AB	41,720	826,036
Modern Times Group MTG AB Class B	115,455	3,969,619
MQ Holding AB	232,328	906,224
Mycronic AB(a)	206,482	1,878,878
NetEnt AB*	227,562	1,987,058
Nobia AB	223,989	2,257,271
Nobina AB(b)	206,428	1,118,466
Nolato AB Class B	47,504	1,782,551
Nordax Group AB(b)	218,580	1,166,168
Nordic Waterproofing Holding A/S(b)	46,951	541,343
NP3 Fastigheter AB	175,473	975,711
Platzer Fastigheter Holding AB Class B	137,256	833,995
Recipharm AB Class B	29,696	433,053
Resurs Holding AB(b)	476,218	2,952,879
Rottneros AB	612,368	584,449
Scandi Standard AB	100,954	730,115
Thule Group AB(b)	53,580	1,004,321
Wihlborgs Fastigheter AB	118,363	2,497,894

Total Sweden		72,783,513

Switzerland - 1.4%
Ascom Holding AG Registered Shares	46,537	952,462
Daetwyler Holding AG Bearer Shares	4,878	828,748
EFG International AG*	459,707	2,981,027
GAM Holding AG*	334,460	4,487,873
Implenia AG Registered Shares	22,127	1,658,976
Kudelski S.A. Bearer Shares	50,495	862,103
Mobilezone Holding AG Registered Shares	126,763	1,866,400
Oriflame Holding AG*	58,595	2,199,427
Tecan Group AG Registered Shares	7,562	1,423,723
Valiant Holding AG Registered Shares	18,887	2,175,363
Zehnder Group AG	15,163	552,591

Total Switzerland		19,988,693

United Kingdom - 16.3%
A.G. Barr PLC	79,520	636,282
AA PLC	1,274,095	3,773,365
Abcam PLC	137,855	1,743,214
Acacia Mining PLC	432,459	1,673,430
Ascential PLC	156,691	658,635
AVEVA Group PLC	16,937	426,806
Balfour Beatty PLC	325,591	1,144,438
BCA Marketplace PLC	1,051,370	2,656,240
Berendsen PLC	193,304	3,088,433
BGEO Group PLC	52,290	2,373,197
Big Yellow Group PLC	214,870	2,210,513
Bodycote PLC	98,687	965,907
Bovis Homes Group PLC	140,915	1,748,961
Braemar Shipping Services PLC	175,168	637,096
Brewin Dolphin Holdings PLC	468,284	2,084,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
Britvic PLC	410,595	$3,690,727
Card Factory PLC	204,530	789,583
Carillion PLC	494,240	1,199,242
Central Asia Metals PLC	372,420	1,064,260
Chesnara PLC	370,993	1,864,957
Cineworld Group PLC	284,312	2,592,534
Clarkson PLC	30,306	994,384
Clinigen Healthcare Ltd.*	53,300	596,105
CMC Markets PLC(b)	797,001	1,477,839
Communisis PLC	833,705	552,300
Computacenter PLC	137,701	1,450,608
Concentric AB	47,259	773,218
Connect Group PLC	1,020,967	1,495,273
Consort Medical PLC	87,666	1,189,980
Costain Group PLC	194,057	1,162,674
Countryside Properties PLC(b)	352,352	1,560,714
Cranswick PLC	58,606	2,134,579
Crest Nicholson Holdings PLC	464,225	3,156,730
Dairy Crest Group PLC(a)	278,577	2,167,526
De La Rue PLC	74,082	642,808
Debenhams PLC	2,900,397	1,629,430
Dechra Pharmaceuticals PLC	90,150	1,990,705
Devro PLC	244,228	655,100
DFS Furniture PLC	271,310	724,219
Dignity PLC	15,607	503,979
Diploma PLC	114,624	1,645,243
Domino’s Pizza Group PLC	638,652	2,438,126
Drax Group PLC	99,530	421,079
Dunelm Group PLC	418,787	3,272,058
Elegant Hotels Group PLC	897,966	1,067,267
Elementis PLC	795,765	3,039,989
EMIS Group PLC	73,048	874,371
Epwin Group PLC	374,962	535,762
Equiniti Group PLC(b)	276,207	896,050
Essentra PLC	364,069	2,669,561
esure Group PLC	202,063	791,871
Euromoney Institutional Investor PLC	118,364	1,649,725
FDM Group Holdings PLC	127,463	1,257,489
Fenner PLC	673,642	2,504,764
Ferrexpo PLC	205,976	554,904
Fidessa Group PLC	31,111	936,337
Galliford Try PLC	175,121	2,640,965
Games Workshop Group PLC	85,166	1,327,516
Gamma Communications PLC	68,806	549,659
Gattaca PLC	161,834	656,919
Genus PLC	46,195	1,068,088
Go-Ahead Group PLC	92,617	2,116,161
Greggs PLC	177,047	2,483,731
Halfords Group PLC	255,372	1,134,466
Hastings Group Holdings PLC(b)	679,431	2,770,313
Helical PLC	143,626	561,088
Henry Boot PLC	252,568	997,342
Hill & Smith Holdings PLC	140,041	2,510,305
Hilton Food Group PLC	62,392	598,105
Huntsworth PLC	718,005	540,938
Ibstock PLC(b)	440,319	1,404,714
ITE Group PLC	358,428	716,993
J D Wetherspoon PLC	67,747	858,439
James Fisher & Sons PLC	52,139	1,102,578
James Halstead PLC	207,915	1,263,933
John Laing Group PLC(b)	364,867	1,436,050
John Menzies PLC	81,870	749,732
Johnson Service Group PLC	505,818	845,929
Just Group PLC	833,045	1,377,492
Kcom Group PLC	1,154,297	1,334,442
Keller Group PLC	65,754	749,910
Kier Group PLC	47,362	754,245
Lookers PLC	548,853	818,090
Low & Bonar PLC	899,020	992,614
M&C Saatchi PLC	105,811	455,624
Marshalls PLC	237,468	1,156,721
Marston’s PLC	1,176,055	1,863,716
McBride PLC*	255,356	621,098
McCarthy & Stone PLC(b)	746,587	1,597,225
McColl’s Retail Group PLC	362,939	942,879
Millennium & Copthorne Hotels PLC	173,497	997,010
Mitchells & Butlers PLC	313,991	940,521
Mitie Group PLC	278,700	1,001,340
Moneysupermarket.com Group PLC	610,588	2,805,276
Morgan Advanced Materials PLC	311,844	1,149,182
Morgan Sindall Group PLC	33,745	543,530
N Brown Group PLC	362,987	1,461,655
National Express Group PLC	826,900	3,935,507
NCC Group PLC	271,078	576,591
Northgate PLC	193,173	1,111,835
Novae Group PLC	130,585	966,853
Numis Corp. PLC	238,444	758,056
OneSavings Bank PLC	268,282	1,306,818
Oxford Instruments PLC	44,606	607,221
Pagegroup PLC	946,528	5,849,922
Pan African Resources PLC	6,053,836	1,081,249
PayPoint PLC	72,655	834,748
Pendragon PLC	1,919,246	772,831
Pets at Home Group PLC(a)	1,063,285	2,225,038
Photo-Me International PLC	960,286	2,064,385
Polar Capital Holdings PLC	120,950	695,203
Polypipe Group PLC	184,908	918,232
QinetiQ Group PLC	496,421	1,742,319
Rank Group PLC	659,668	2,032,508
Redde PLC	852,031	1,792,927
Redrow PLC	295,099	2,096,753
Renewi PLC	731,806	786,604
Restaurant Group PLC (The)	321,291	1,366,791
Ricardo PLC	86,284	870,850
Rotork PLC	818,812	2,503,703
RPS Group PLC	170,736	581,057
RWS Holdings PLC	390,137	1,925,719
Safestore Holdings PLC	198,226	1,085,044
Savills PLC	170,361	1,944,035
Senior PLC	146,148	445,362
Servelec Group PLC	113,332	443,110
Shawbrook Group PLC(b)	113,004	497,606
SIG PLC	575,453	1,110,762
Soco International PLC	866,258	1,313,700
Spire Healthcare Group PLC(b)	112,026	471,763
Spirent Communications PLC	596,152	904,078
St. Modwen Properties PLC	163,024	760,006
SThree PLC	268,222	1,073,093
Stock Spirits Group PLC	421,407	930,557
SuperGroup PLC	110,581	2,147,405
Synthomer PLC	323,642	2,051,946
TalkTalk Telecom Group PLC(a)	3,744,036	8,778,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2017

Investments	Shares	Value
TBC Bank Group PLC	38,278	$787,584
Ted Baker PLC	43,250	1,342,691
Telecom Plus PLC	141,767	2,126,911
Thomas Cook Group PLC	431,805	504,523
Topps Tiles PLC	554,288	593,993
TT electronics PLC	187,628	470,988
Tyman PLC	110,544	509,030
U & I Group PLC	241,898	593,078
Ultra Electronics Holdings PLC	75,706	2,013,967
Unite Group PLC (The)	321,302	2,708,634
Utilitywise PLC	416,281	386,620
Vedanta Resources PLC	717,149	5,980,488
Vertu Motors PLC	889,571	560,421
Vesuvius PLC	490,445	3,379,620
Victrex PLC	117,688	2,867,855
Virgin Money Holdings UK PLC	211,275	732,743
Volution Group PLC	296,716	738,077
WH Smith PLC	138,597	3,087,523
Wincanton PLC	134,655	437,275
WS Atkins PLC	116,914	3,160,318
Xaar PLC	167,253	821,217
ZPG PLC(b)	261,337	1,228,179

Total United Kingdom		234,723,889

TOTAL COMMON STOCKS (Cost: $1,195,530,249)		1,434,168,452

RIGHTS - 0.0%

Australia - 0.0%
Collins Foods Ltd., expiring 7/12/17*	24,352	25,217
Link Administration Holdings Ltd., expiring 7/17/17*	64,964	57,056

Total Australia		82,273

New Zealand - 0.0%
Kiwi Property Group Ltd., expiring 7/10/17*	235,066	8,606

TOTAL RIGHTS (Cost: $0)		90,879

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	14,632	944,203
WisdomTree Japan SmallCap Dividend Fund(c)	11,030	773,313

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,465,465)		1,717,516

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d) (Cost: $51,182,262)(e)	51,182,262	51,182,262

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $1,248,177,976)		1,487,159,109
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.2)%		(46,807,309)

NET ASSETS - 100.0%		$1,440,351,800

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $95,897, which represents 0.01% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(e)

At June 30, 2017, the total market value of the Fund’s securities on loan was $59,882,813 and the total market value of the collateral held by the Fund was $63,125,987. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $11,943,725.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Auto Components - 15.9%
Aisin Seiki Co., Ltd.	1,250	$63,969
Bridgestone Corp.	4,152	178,851
Daikyonishikawa Corp.	400	5,336
Denso Corp.	3,318	140,032
Exedy Corp.	200	5,633
FCC Co., Ltd.	368	7,409
Keihin Corp.	377	5,144
Koito Manufacturing Co., Ltd.	786	40,433
KYB Corp.	1,000	5,117
Mitsuba Corp.	377	6,942
NGK Spark Plug Co., Ltd.	1,237	26,301
NHK Spring Co., Ltd.	1,513	15,903
Nifco, Inc.	300	16,100
Nissin Kogyo Co., Ltd.	368	5,843
NOK Corp.	765	16,163
Pacific Industrial Co., Ltd.	400	5,190
Stanley Electric Co., Ltd.	968	29,205
Sumitomo Electric Industries Ltd.	4,919	75,738
Sumitomo Rubber Industries Ltd.	1,167	19,692
Tachi-S Co., Ltd.	300	5,471
Tokai Rika Co., Ltd.	424	7,800
Topre Corp.	379	10,254
Toyo Tire & Rubber Co., Ltd.	829	16,888
Toyoda Gosei Co., Ltd.	426	10,157
Toyota Boshoku Corp.	556	10,431
TPR Co., Ltd.	200	6,452
TS Tech Co., Ltd.	390	11,350
Unipres Corp.	363	8,064
Yokohama Rubber Co., Ltd. (The)	849	17,039

Total Auto Components		772,907

Automobiles - 27.1%
Honda Motor Co., Ltd.	11,230	306,236
Isuzu Motors Ltd.	3,536	43,618
Mazda Motor Corp.	3,936	54,927
Mitsubishi Motors Corp.	4,753	31,303
Nissan Motor Co., Ltd.	14,553	144,805
Nissan Shatai Co., Ltd.	462	4,593
Subaru Corp.	4,057	136,702
Suzuki Motor Corp.	3,309	156,968
Toyota Motor Corp.	7,334	384,650
Yamaha Motor Co., Ltd.	2,030	52,358

Total Automobiles		1,316,160

Building Products - 6.5%
Aica Kogyo Co., Ltd.	450	13,697
Asahi Glass Co., Ltd.	1,508	63,465
Bunka Shutter Co., Ltd.	636	4,874
Central Glass Co., Ltd.	780	3,353
Daikin Industries Ltd.	1,768	180,482
Nippon Sheet Glass Co., Ltd.*	765	6,318
Nitto Boseki Co., Ltd.	966	4,643
Noritz Corp.	376	7,459
Sanwa Holdings Corp.	1,535	16,175
Sekisui Jushi Corp.	300	5,503
Takasago Thermal Engineering Co., Ltd.	412	6,695

Total Building Products		312,664

Chemicals - 2.1%
Kansai Paint Co., Ltd.	2,332	53,651
Nippon Paint Holdings Co., Ltd.(a)	1,320	49,929

Total Chemicals		103,580

Construction & Engineering - 2.5%
COMSYS Holdings Corp.	776	15,975
JGC Corp.	1,564	25,361
Kandenko Co., Ltd.	563	5,923
Kinden Corp.	1,000	16,109
Kyowa Exeo Corp.	579	9,734
Kyudenko Corp.	426	15,260
Mirait Holdings Corp.	719	8,069
Nippon Densetsu Kogyo Co., Ltd.	401	8,241
Taikisha Ltd.	359	9,470
Toshiba Plant Systems & Services Corp.	300	4,731

Total Construction & Engineering		118,873

Electrical Equipment - 9.9%
Daihen Corp.	470	3,694
Fuji Electric Co., Ltd.	4,547	23,957
Fujikura Ltd.	2,002	16,767
Furukawa Electric Co., Ltd.	409	18,201
GS Yuasa Corp.	2,000	8,704
Mabuchi Motor Co., Ltd.	400	19,900
Mitsubishi Electric Corp.	13,510	194,245
Nidec Corp.	1,752	179,472
Nissin Electric Co., Ltd.	400	4,240
Ushio, Inc.	835	10,493

Total Electrical Equipment		479,673

Machinery - 29.6%
Amada Holdings Co., Ltd.	2,395	27,667
CKD Corp.	410	6,243
Daifuku Co., Ltd.	838	25,022
DMG Mori Co., Ltd.	816	13,385
Ebara Corp.	558	15,445
FANUC Corp.	1,172	225,878
Fuji Machine Manufacturing Co., Ltd.	700	10,086
Furukawa Co., Ltd.	3,714	6,446
Glory Ltd.	431	14,116
Harmonic Drive Systems, Inc.(a)	500	17,310
Hino Motors Ltd.	1,900	21,087
Hirata Corp.	30	3,108
Hitachi Construction Machinery Co., Ltd.	758	18,937
Hitachi Zosen Corp.	1,153	5,675
Hoshizaki Corp.	300	27,127
IHI Corp.*	9,925	33,743
Iseki & Co., Ltd.	100	1,957
Japan Steel Works Ltd. (The)	440	6,884
JTEKT Corp.	1,575	23,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2017

Investments	Shares	Value
Kawasaki Heavy Industries Ltd.	9,974	$29,471
Kitz Corp.	700	6,529
Komatsu Ltd.	5,823	147,933
Kubota Corp.	7,417	124,596
Kurita Water Industries Ltd.	800	21,787
Makino Milling Machine Co., Ltd.	399	3,292
Makita Corp.	1,798	66,489
Meidensha Corp.	1,039	3,560
MINEBEA MITSUMI, Inc.	2,652	42,603
Mitsubishi Heavy Industries Ltd.	21,325	87,266
Mitsui Engineering & Shipbuilding Co., Ltd.	5,547	7,899
Miura Co., Ltd.	800	15,579
Morita Holdings Corp.	300	4,699
Nabtesco Corp.(a)	778	22,607
Nachi-Fujikoshi Corp.	1,818	10,307
NGK Insulators Ltd.	1,903	37,921
Nitta Corp.	100	3,111
NSK Ltd.	3,253	40,619
NTN Corp.	4,059	18,713
Oiles Corp.(a)	300	5,303
OKUMA Corp.	556	5,280
OSG Corp.(a)	764	15,537
Ryobi Ltd.	600	2,440
Shima Seiki Manufacturing Ltd.	200	9,308
Shinmaywa Industries Ltd.	351	2,961
SMC Corp.	412	125,221
Sumitomo Heavy Industries Ltd.	3,327	21,941
Tadano Ltd.	812	9,749
Takeuchi Manufacturing Co., Ltd.	300	5,490
Takuma Co., Ltd.	700	7,027
THK Co., Ltd.	782	22,132
Tsubakimoto Chain Co.	574	4,945

Total Machinery		1,435,448

Metals & Mining - 6.1%
Daido Steel Co., Ltd.	1,711	9,852
Hitachi Metals Ltd.	1,198	16,654
JFE Holdings, Inc.	3,822	66,348
Kobe Steel Ltd.*	2,360	24,239
Maruichi Steel Tube Ltd.	400	11,623
Nippon Steel & Sumitomo Metal Corp.	6,100	137,788
Nisshin Steel Co., Ltd.	700	7,694
Sanyo Special Steel Co., Ltd.	720	4,075
Tokyo Steel Manufacturing Co., Ltd.	769	6,509
Yamato Kogyo Co., Ltd.	391	10,022

Total Metals & Mining		294,804

TOTAL COMMON STOCKS (Cost: $4,768,353)		4,834,109

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $96,898)(c)	96,898	96,898

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $4,865,251)		4,931,007
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.7)%		(81,105)

NET ASSETS - 100.0%		$4,849,902

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)	At June 30, 2017, the total market value of the Fund’s securities on loan was $92,381 and the total market value of the collateral held by the Fund was $96,898.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	JPY	115,795,569	USD	1,048,644	$18,067
7/5/2017	JPY	115,794,206	USD	1,048,644	18,080
7/5/2017	JPY	115,805,322	USD	1,048,644	17,981
7/5/2017	JPY	115,794,835	USD	1,048,644	18,074
7/5/2017	JPY	88,223,804	USD	798,968	13,779
7/5/2017	JPY	151,835	USD	1,350	(1)
7/5/2017	USD	247,883	JPY	27,604,944	(2,200)
7/5/2017	USD	996,588	JPY	111,979,617	26
7/5/2017	USD	996,588	JPY	111,978,620	18
7/5/2017	USD	759,309	JPY	85,318,085	19
7/5/2017	USD	996,588	JPY	111,980,016	30
7/5/2017	USD	996,588	JPY	111,979,418	25
8/3/2017	JPY	114,748,498	USD	1,022,456	(37)
8/3/2017	JPY	114,746,965	USD	1,022,456	(24)
8/3/2017	JPY	87,427,684	USD	779,015	(30)
8/3/2017	JPY	114,750,645	USD	1,022,456	(56)
8/3/2017	JPY	114,748,396	USD	1,022,456	(36)

					$83,715

CURRENCY LEGEND

JPY-Japanese yen

USD-U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	196,400	$3,464,443
Yusen Logistics Co., Ltd.	188,400	1,738,793

Total Air Freight & Logistics		5,203,236

Airlines - 0.5%
Japan Airlines Co., Ltd.	1,329,000	41,090,655

Auto Components - 6.1%
Aisan Industry Co., Ltd.	159,400	1,259,765
Aisin Seiki Co., Ltd.	864,708	44,251,255
Bridgestone Corp.(a)	3,289,085	141,680,059
Daikyonishikawa Corp.(a)	137,400	1,833,060
Denso Corp.	2,633,679	111,150,817
Eagle Industry Co., Ltd.	150,800	2,543,307
Exedy Corp.	178,100	5,016,790
FCC Co., Ltd.	163,700	3,295,562
G-Tekt Corp.	55,100	1,025,892
H-One Co., Ltd.	75,400	826,072
Koito Manufacturing Co., Ltd.	213,101	10,962,298
KYB Corp.	1,390,000	7,113,297
Mitsuba Corp.	77,200	1,421,563
Musashi Seimitsu Industry Co., Ltd.	103,400	2,990,833
NGK Spark Plug Co., Ltd.	358,264	7,617,414
NHK Spring Co., Ltd.	386,800	4,065,600
Nifco, Inc.(a)	210,245	11,283,173
Nissin Kogyo Co., Ltd.	320,800	5,093,514
NOK Corp.	305,500	6,454,761
Pacific Industrial Co., Ltd.	363,400	4,715,532
Press Kogyo Co., Ltd.	235,000	1,089,667
Shoei Co., Ltd.	31,700	887,295
Stanley Electric Co., Ltd.	311,207	9,389,389
Sumitomo Electric Industries Ltd.	2,527,083	38,909,341
Sumitomo Riko Co., Ltd.	246,700	2,538,138
Sumitomo Rubber Industries Ltd.(a)	1,017,191	17,164,419
Tachi-S Co., Ltd.	95,000	1,732,423
Taiho Kogyo Co., Ltd.	84,500	1,067,907
Tokai Rika Co., Ltd.	182,514	3,357,569
Topre Corp.	152,700	4,131,435
Toyo Tire & Rubber Co., Ltd.(a)	321,600	6,551,641
Toyoda Gosei Co., Ltd.	388,300	9,258,239
Toyota Boshoku Corp.	641,536	12,035,937
TPR Co., Ltd.	64,294	2,074,277
TS Tech Co., Ltd.	249,632	7,265,011
Unipres Corp.	81,700	1,814,909
Yokohama Rubber Co., Ltd. (The)(a)	521,500	10,466,202
Yorozu Corp.	146,600	2,275,457

Total Auto Components		506,609,820

Automobiles - 14.0%
Honda Motor Co., Ltd.	7,566,347	206,330,431
Isuzu Motors Ltd.	2,900,700	35,781,152
Mazda Motor Corp.	1,947,915	27,183,435
Mitsubishi Motors Corp.	1,951,301	12,851,217
Nissan Motor Co., Ltd.	26,736,204	266,029,513
Subaru Corp.	4,181,067	140,882,161
Suzuki Motor Corp.	627,936	29,787,281
Toyota Motor Corp.	7,809,570	409,592,346
Yamaha Motor Co., Ltd.(a)	985,900	25,428,428

Total Automobiles		1,153,865,964

Banks - 10.2%
Mitsubishi UFJ Financial Group, Inc.	48,393,222	325,090,815
Mizuho Financial Group, Inc.	133,180,844	243,461,600
Sumitomo Mitsui Financial Group, Inc.	6,948,800	270,815,194

Total Banks		839,367,609

Beverages - 0.9%
Kirin Holdings Co., Ltd.	2,163,145	44,067,630
Suntory Beverage & Food Ltd.	564,400	26,220,790
Takara Holdings, Inc.	227,800	2,372,072

Total Beverages		72,660,492

Building Products - 1.8%
Aica Kogyo Co., Ltd.	195,600	5,953,649
Asahi Glass Co., Ltd.	705,547	29,701,293
Central Glass Co., Ltd.	876,000	3,765,646
Daikin Industries Ltd.	470,849	48,065,486
LIXIL Group Corp.	1,085,900	27,147,500
Nitto Boseki Co., Ltd.	600,000	2,883,589
Noritz Corp.	106,200	2,106,798
Okabe Co., Ltd.	207,500	1,911,379
Sanwa Holdings Corp.	807,331	8,507,297
Sinko Industries Ltd.	49,600	795,030
TOTO Ltd.	462,800	17,670,096

Total Building Products		148,507,763

Capital Markets - 1.2%
GCA Corp.(a)	117,800	1,050,513
Monex Group, Inc.	1,030,096	2,722,842
Nomura Holdings, Inc.	15,415,745	92,390,198

Total Capital Markets		96,163,553

Chemicals - 6.9%
ADEKA Corp.	231,100	3,517,097
Asahi Kasei Corp.	4,289,522	46,098,236
Chugoku Marine Paints Ltd.	109,500	842,008
Daicel Corp.	1,105,642	13,746,724
Denka Co., Ltd.	1,508,076	7,771,235
DIC Corp.	382,253	13,727,224
Fujimi, Inc.	138,600	2,861,801
Hitachi Chemical Co., Ltd.	621,515	18,530,396
JSP Corp.	70,700	2,133,081
JSR Corp.	732,000	12,619,117
Kaneka Corp.	982,000	7,481,239
Kansai Paint Co., Ltd.	307,900	7,083,673
KH Neochem Co., Ltd.(a)	43,400	830,842
Kumiai Chemical Industry Co., Ltd.(a)	135,700	782,606
Kuraray Co., Ltd.	1,282,737	23,266,447
Kureha Corp.	95,300	4,707,325
Lintec Corp.	203,347	4,861,072
Mitsubishi Chemical Holdings Corp.	4,829,963	39,981,742
Mitsubishi Gas Chemical Co., Inc.	747,882	15,808,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

Investments	Shares	Value
Mitsui Chemicals, Inc.	3,374,079	$17,867,364
Nihon Nohyaku Co., Ltd.	459,800	2,709,039
Nihon Parkerizing Co., Ltd.	221,800	3,302,522
Nippon Kayaku Co., Ltd.	720,000	10,188,679
Nippon Paint Holdings Co., Ltd.(a)	438,300	16,578,631
Nippon Shokubai Co., Ltd.	139,300	8,963,501
Nippon Soda Co., Ltd.	627,000	3,459,772
Nissan Chemical Industries Ltd.	242,553	8,008,825
Nitto Denko Corp.	406,274	33,410,215
NOF Corp.	361,000	4,594,429
Okamoto Industries, Inc.	68,000	790,993
Osaka Soda Co., Ltd.	374,000	1,814,080
Sakata INX Corp.	59,100	941,518
Sanyo Chemical Industries Ltd.	128,600	6,043,147
Shin-Etsu Chemical Co., Ltd.	781,479	70,838,053
Showa Denko K.K.	360,431	8,359,587
Sumitomo Bakelite Co., Ltd.	935,000	6,590,602
Sumitomo Chemical Co., Ltd.	5,449,485	31,331,144
Sumitomo Seika Chemicals Co., Ltd.	16,800	823,852
T Hasegawa Co., Ltd.	55,300	1,169,883
Taiyo Holdings Co., Ltd.	101,726	4,572,057
Taiyo Nippon Sanso Corp.	1,163,053	13,052,775
Teijin Ltd.	741,800	14,266,908
Tokai Carbon Co., Ltd.	813,300	4,495,010
Toray Industries, Inc.	3,117,218	26,086,864
Tosoh Corp.	1,858,614	19,039,380
Toyo Ink SC Holdings Co., Ltd.	1,115,000	5,854,842
Toyobo Co., Ltd.	2,040,513	3,741,062
Ube Industries Ltd.	3,450,000	8,873,709
Zeon Corp.	361,000	3,845,826

Total Chemicals		568,264,427

Commercial Services & Supplies - 0.0%
Mitsubishi Pencil Co., Ltd.	39,600	1,115,468
Pilot Corp.	26,800	1,136,543
Sato Holdings Corp.	43,900	1,099,454

Total Commercial Services & Supplies		3,351,465

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	224,500	5,236,868
Japan Radio Co., Ltd.	65,800	844,461

Total Communications Equipment		6,081,329

Construction & Engineering - 1.0%
JGC Corp.	597,400	9,687,280
Kajima Corp.	3,727,000	31,445,319
Obayashi Corp.	2,333,800	27,438,143
Penta-Ocean Construction Co., Ltd.	535,500	3,045,430
Sumitomo Densetsu Co., Ltd.	57,700	834,483
Taikisha Ltd.	152,700	4,028,149
Toshiba Plant Systems & Services Corp.	195,200	3,078,448

Total Construction & Engineering		79,557,252

Construction Materials - 0.2%
Krosaki Harima Corp.	214,000	824,689
Taiheiyo Cement Corp.	3,236,000	11,779,316

Total Construction Materials		12,604,005

Consumer Finance - 0.0%
J Trust Co., Ltd.	300,600	2,367,666

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	144,382	3,983,483

Electrical Equipment - 1.9%
Cosel Co., Ltd.	67,900	834,549
Daihen Corp.	370,000	2,907,707
Fuji Electric Co., Ltd.	1,929,869	10,168,053
Fujikura Ltd.	611,677	5,122,713
Furukawa Electric Co., Ltd.	150,181	6,683,028
GS Yuasa Corp.	1,565,920	6,815,013
Mabuchi Motor Co., Ltd.	157,800	7,850,677
Mitsubishi Electric Corp.	4,979,614	71,596,355
Nidec Corp.	317,258	32,499,462
Nippon Carbon Co., Ltd.	54,000	1,674,884
Nissin Electric Co., Ltd.	322,900	3,422,694
Sanyo Denki Co., Ltd.	283,000	2,901,531
Ushio, Inc.	201,800	2,535,970

Total Electrical Equipment		155,012,636

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.(a)	30,800	829,210
Alps Electric Co., Ltd.	237,900	6,860,057
Amano Corp.	247,733	5,157,062
Anritsu Corp.	459,400	4,145,885
Canon Electronics, Inc.	249,900	5,113,208
Citizen Watch Co., Ltd.	690,485	4,842,490
Dexerials Corp.	554,800	5,421,595
ESPEC Corp.	55,100	841,996
Hakuto Co., Ltd.	86,419	1,093,697
Hamamatsu Photonics K.K.	255,400	7,842,026
Hirose Electric Co., Ltd.	127,300	18,150,107
Hitachi High-Technologies Corp.	306,919	11,909,637
Hitachi Ltd.	12,219,028	74,971,501
Horiba Ltd.	90,400	5,495,123
Ibiden Co., Ltd.	486,801	8,379,077
Iriso Electronics Co., Ltd.	12,900	1,037,878
Japan Aviation Electronics Industry Ltd.	275,000	3,805,847
Keyence Corp.	43,820	19,242,424
Macnica Fuji Electronics Holdings, Inc.	92,100	1,345,106
Marubun Corp.	47,800	334,804
Murata Manufacturing Co., Ltd.	438,356	66,596,092
Nippon Electric Glass Co., Ltd.	385,260	14,006,656
Nissha Printing Co., Ltd.(a)	107,500	2,980,264
Oki Electric Industry Co., Ltd.	554,230	7,852,743
Omron Corp.	376,800	16,348,345
Optex Group Co., Ltd.	24,000	776,433
Osaki Electric Co., Ltd.	109,000	814,881
Ryosan Co., Ltd.	250,745	9,149,648
Sanshin Electronics Co., Ltd.	163,954	2,105,604
Satori Electric Co., Ltd.	136,400	1,013,653
Shimadzu Corp.	485,200	9,232,446
Siix Corp.(a)	60,900	2,411,935
SMK Corp.	479,000	1,833,126
Sumida Corp.	143,700	2,270,092
Taiyo Yuden Co., Ltd.	193,100	3,028,143
TDK Corp.	275,668	18,130,888
Topcon Corp.	198,400	3,414,966
UKC Holdings Corp.	47,100	792,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

Investments	Shares	Value
Vitec Holdings Co., Ltd.	74,900	$933,917
Yaskawa Electric Corp.	451,900	9,576,129
Yokogawa Electric Corp.	701,038	11,236,823

Total Electronic Equipment, Instruments & Components		371,323,780

Energy Equipment & Services - 0.0%
Modec, Inc.	128,500	2,859,114

Food & Staples Retailing - 1.2%
Ministop Co., Ltd.	184,300	3,861,180
Seven & I Holdings Co., Ltd.	2,377,124	97,911,444

Total Food & Staples Retailing		101,772,624

Food Products - 0.9%
Ajinomoto Co., Inc.	997,513	21,542,055
Fuji Oil Holdings, Inc.	130,500	3,017,435
Kikkoman Corp.	345,700	11,045,416
Nippon Suisan Kaisha Ltd.	268,400	1,569,409
Nisshin Oillio Group Ltd. (The)	1,073,909	6,298,558
Nissin Foods Holdings Co., Ltd.	149,000	9,309,185
Sakata Seed Corp.	60,439	1,879,978
Toyo Suisan Kaisha Ltd.	145,100	5,559,412
Yakult Honsha Co., Ltd.	171,287	11,662,029

Total Food Products		71,883,477

Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co., Ltd.	46,600	2,119,313
Hoya Corp.	932,457	48,407,099
Jeol Ltd.	231,000	1,206,809
Nakanishi, Inc.	43,500	1,763,461
Nihon Kohden Corp.	204,000	4,709,648
Nikkiso Co., Ltd.	158,900	1,527,341
Nipro Corp.	551,900	7,195,919
Olympus Corp.	362,400	13,223,923
Sysmex Corp.	240,460	14,359,973
Terumo Corp.	341,756	13,459,152

Total Health Care Equipment & Supplies		107,972,638

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	226,100	10,162,024

Health Care Technology - 0.0%
M3, Inc.	127,500	3,512,037

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	101,400	2,951,032

Household Durables - 2.1%
Alpine Electronics, Inc.	244,000	3,650,445
Casio Computer Co., Ltd.	627,557	9,645,701
Clarion Co., Ltd.	383,000	1,455,509
Foster Electric Co., Ltd.	152,496	2,627,556
Fujitsu General Ltd.	157,000	3,638,555
JVC Kenwood Corp.	894,300	2,666,345
Nikon Corp.	495,900	7,926,632
Panasonic Corp.	5,673,770	76,956,439
Rinnai Corp.	78,000	7,268,245
Sekisui Chemical Co., Ltd.	1,348,000	24,126,273
Sony Corp.	879,400	33,544,930
Tamron Co., Ltd.	46,600	805,837

Total Household Durables		174,312,467

Household Products - 0.3%
Lion Corp.	225,900	4,676,427
Pigeon Corp.	188,000	6,809,897
Unicharm Corp.	470,400	11,814,425

Total Household Products		23,300,749

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	708,700	17,521,970

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	723,100	7,336,543

Insurance - 2.3%
Dai-ichi Life Holdings, Inc.	3,661,400	66,036,197
Tokio Marine Holdings, Inc.	2,989,000	123,725,872

Total Insurance		189,762,069

Internet & Catalog Retail - 0.1%
Rakuten, Inc.	694,900	8,176,022

IT Services - 0.6%
Fujitsu Ltd.	3,256,328	23,990,640
NTT Data Corp.	2,388,300	26,569,731

Total IT Services		50,560,371

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	526,100	17,933,099
Mizuno Corp.	410,000	2,335,351
Shimano, Inc.	111,300	17,612,264
Tomy Co., Ltd.	152,600	1,817,184
Yamaha Corp.	396,407	13,688,672

Total Leisure Products		53,386,570

Machinery - 7.3%
Aida Engineering Ltd.	269,500	2,578,431
Amada Holdings Co., Ltd.	1,604,793	18,538,815
Anest Iwata Corp.	126,900	1,162,158
Asahi Diamond Industrial Co., Ltd.	114,100	837,776
CKD Corp.	54,100	823,826
Daifuku Co., Ltd.	276,300	8,250,147
DMG Mori Co., Ltd.(a)	350,500	5,749,123
Ebara Corp.	259,231	7,175,226
FANUC Corp.	472,989	91,158,569
Fujitec Co., Ltd.	179,900	2,348,819
Furukawa Co., Ltd.	1,234,000	2,141,598
Glory Ltd.	188,300	6,167,177
Hino Motors Ltd.	910,110	10,100,633
Hitachi Construction Machinery Co., Ltd.	295,000	7,369,749
Hitachi Zosen Corp.	680,900	3,351,172
Hoshizaki Corp.	57,169	5,169,429
Japan Steel Works Ltd. (The)	356,200	5,573,154
JTEKT Corp.	845,178	12,351,213
Juki Corp.	152,700	2,209,774
Kawasaki Heavy Industries Ltd.	2,414,510	7,134,366
Kito Corp.	89,200	912,958
Kitz Corp.	483,000	4,505,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

Investments	Shares	Value
Komatsu Ltd.	2,760,006	$70,117,810
Kubota Corp.	2,744,902	46,110,738
Kurita Water Industries Ltd.	319,800	8,709,398
Makino Milling Machine Co., Ltd.	562,000	4,636,650
Makita Corp.	502,838	18,594,623
Meidensha Corp.	534,000	1,829,744
MINEBEA MITSUMI, Inc.	835,901	13,428,278
Mitsubishi Heavy Industries Ltd.	11,956,198	48,927,197
Mitsui Engineering & Shipbuilding Co., Ltd.	1,686,315	2,401,303
Miura Co., Ltd.	55,600	1,082,706
Nabtesco Corp.	285,100	8,284,545
Nachi-Fujikoshi Corp.	900,000	5,102,350
NGK Insulators Ltd.	912,575	18,184,900
Nissei ASB Machine Co., Ltd.	61,700	2,141,598
Nitta Corp.	109,300	3,399,818
NSK Ltd.	2,021,966	25,247,582
NTN Corp.	1,588,000	7,320,968
Obara Group, Inc.	77,600	4,226,700
Oiles Corp.	130,900	2,313,701
OKUMA Corp.	558,000	5,298,914
OSG Corp.	361,924	7,360,238
Ryobi Ltd.	655,000	2,664,071
Shima Seiki Manufacturing Ltd.	123,900	5,767,150
Shinmaywa Industries Ltd.	196,000	1,653,685
SMC Corp.	74,551	22,658,568
Sodick Co., Ltd.	289,900	3,367,030
Star Micronics Co., Ltd.	145,400	2,350,004
Sumitomo Heavy Industries Ltd.	1,954,186	12,887,610
Tadano Ltd.	392,000	4,706,372
Takeuchi Manufacturing Co., Ltd.	91,500	1,674,297
THK Co., Ltd.	294,279	8,328,651
Toshiba Machine Co., Ltd.	1,413,000	6,338,127
Tsubaki Nakashima Co., Ltd.(a)	249,100	4,817,500
Tsubakimoto Chain Co.	723,000	6,228,765
Tsugami Corp.	865,000	6,204,966
Union Tool Co.(a)	35,700	999,257
YAMABIKO Corp.	75,600	814,806
Yushin Precision Equipment Co., Ltd.(a)	86,000	2,117,088

Total Machinery		603,906,841

Marine - 0.0%
Iino Kaiun Kaisha Ltd.	469,200	2,008,590

Media - 0.4%
Dentsu, Inc.(a)	605,000	28,914,649

Metals & Mining - 1.7%
Aichi Steel Corp.	163,500	6,453,564
Alconix Corp.	75,200	1,316,469
Daido Steel Co., Ltd.	1,355,000	7,802,465
Hitachi Metals Ltd.	907,618	12,617,473
JFE Holdings, Inc.	1,013,262	17,589,601
Kyoei Steel Ltd.	294,400	4,876,098
Maruichi Steel Tube Ltd.	49,000	1,423,861
Mitsubishi Materials Corp.	316,100	9,565,148
Mitsubishi Steel Manufacturing Co., Ltd.	708,000	1,663,510
Mitsui Mining & Smelting Co., Ltd.	1,782,000	6,962,424
Nippon Steel & Sumitomo Metal Corp.	1,962,200	44,322,389
Sanyo Special Steel Co., Ltd.	963,000	5,450,943
Sumitomo Metal Mining Co., Ltd.	841,000	11,231,048
Topy Industries Ltd.	144,200	4,292,889
UACJ Corp.	1,651,000	4,525,703

Total Metals & Mining		140,093,585

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	33,800	8,443,984

Oil, Gas & Consumable Fuels - 0.1%
Idemitsu Kosan Co., Ltd.	367,400	10,430,812

Paper & Forest Products - 0.2%
Oji Holdings Corp.	3,240,000	16,724,813

Personal Products - 0.9%
Kao Corp.	885,780	52,598,115
Kose Corp.	56,300	6,148,104
Mandom Corp.	76,500	4,146,360
Shiseido Co., Ltd.	325,222	11,560,490

Total Personal Products		74,453,069

Pharmaceuticals - 7.6%
Astellas Pharma, Inc.	7,780,004	95,172,797
Chugai Pharmaceutical Co., Ltd.	994,800	37,229,744
Daiichi Sankyo Co., Ltd.	2,929,121	69,004,835
Eisai Co., Ltd.	1,091,277	60,264,986
Hisamitsu Pharmaceutical Co., Inc.	195,900	9,380,046
Kyowa Hakko Kirin Co., Ltd.	887,670	16,487,783
Mitsubishi Tanabe Pharma Corp.	1,656,600	38,274,596
Otsuka Holdings Co., Ltd.(a)	1,569,500	66,909,087
Rohto Pharmaceutical Co., Ltd.	48,300	998,154
Santen Pharmaceutical Co., Ltd.	993,000	13,468,601
Seikagaku Corp.	142,400	2,372,488
Shionogi & Co., Ltd.	512,077	28,525,186
Sumitomo Dainippon Pharma Co., Ltd.(a)	814,900	11,118,207
Takeda Pharmaceutical Co., Ltd.	3,421,363	173,839,101
ZERIA Pharmaceutical Co., Ltd.	222,000	4,109,648

Total Pharmaceuticals		627,155,259

Professional Services - 0.6%
Outsourcing, Inc.(a)	17,000	829,121
Recruit Holdings Co., Ltd.	2,522,000	43,342,666
Weathernews, Inc.	53,900	1,801,304

Total Professional Services		45,973,091

Road & Rail - 0.3%
Hitachi Transport System Ltd.	178,300	4,190,907
Nippon Express Co., Ltd.	2,679,000	16,761,632

Total Road & Rail		20,952,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp.	299,000	$5,114,614
Disco Corp.	130,400	20,797,152
Lasertec Corp.	159,500	2,218,748
MegaChips Corp.(a)	115,500	2,851,522
NuFlare Technology, Inc.	18,200	1,086,881
Rohm Co., Ltd.	141,700	10,883,508
SCREEN Holdings Co., Ltd.	69,460	4,636,436
Shinko Electric Industries Co., Ltd.	196,800	1,665,689
Sumco Corp.(a)	478,200	6,924,452
Tokyo Electron Ltd.	497,453	67,118,080
Tokyo Seimitsu Co., Ltd.	132,800	4,272,624

Total Semiconductors & Semiconductor Equipment		127,569,706

Software - 1.6%
Capcom Co., Ltd.	152,500	3,614,342
Koei Tecmo Holdings Co., Ltd.	312,200	6,190,652
Konami Holdings Corp.	133,200	7,397,366
Nintendo Co., Ltd.	237,300	79,578,711
Square Enix Holdings Co., Ltd.	161,300	5,282,877
Trend Micro, Inc.	528,008	27,208,671

Total Software		129,272,619

Specialty Retail - 0.9%
ABC-Mart, Inc.	247,500	14,560,119
Fast Retailing Co., Ltd.	120,900	40,264,133
Honeys Holdings Co., Ltd.	177,000	1,912,407
Sanrio Co., Ltd.(a)	735,600	14,435,724
VT Holdings Co., Ltd.	487,500	2,403,658

Total Specialty Retail		73,576,041

Technology Hardware, Storage & Peripherals - 4.8%
Brother Industries Ltd.	805,043	18,578,467
Canon, Inc.(a)	6,889,297	233,976,125
FUJIFILM Holdings Corp.	1,301,495	46,796,367
Hitachi Maxell Ltd.	118,600	2,423,510
Konica Minolta, Inc.	1,402,138	11,630,408
MCJ Co., Ltd.	74,300	784,263
NEC Corp.	8,102,000	21,488,038
Ricoh Co., Ltd.	2,869,278	25,332,180
Riso Kagaku Corp.	152,700	2,981,700
Roland DG Corp.	34,200	779,818
Seiko Epson Corp.	1,434,200	31,898,058
Toshiba TEC Corp.	310,000	1,602,973

Total Technology Hardware, Storage & Peripherals		398,271,907

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	213,192	3,950,390
Descente Ltd.	187,281	2,533,527
Gunze Ltd.	241,000	864,391
Kurabo Industries Ltd.	319,472	736,412
Onward Holdings Co., Ltd.	827,000	6,116,385
Seiko Holdings Corp.	639,000	2,610,369
Seiren Co., Ltd.	115,310	1,812,366
Wacoal Holdings Corp.	442,000	5,975,418

Total Textiles, Apparel & Luxury Goods		24,599,258

Tobacco - 3.8%
Japan Tobacco, Inc.(a)	8,950,731	314,422,706

Trading Companies & Distributors - 7.6%
Daiichi Jitsugyo Co., Ltd.	150,000	819,687
Hanwa Co., Ltd.	1,153,000	8,250,374
Inabata & Co., Ltd.	99,286	1,315,743
ITOCHU Corp.	8,038,594	119,405,601
Kuroda Electric Co., Ltd.	280,287	5,492,987
Marubeni Corp.	7,622,678	49,239,406
MISUMI Group, Inc.	282,900	6,460,675
Mitsubishi Corp.	7,847,700	164,553,054
Mitsui & Co., Ltd.	9,225,689	131,824,881
Nagase & Co., Ltd.	451,200	6,862,770
Nippon Steel & Sumikin Bussan Corp.	118,400	5,679,744
Sojitz Corp.	6,269,121	15,399,407
Sumitomo Corp.	6,247,577	81,291,897
Toyota Tsusho Corp.	1,113,610	33,350,816

Total Trading Companies & Distributors		629,947,042

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	754,900	61,118,951

TOTAL COMMON STOCKS (Cost: $7,806,027,422)		8,229,320,304

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $123,757,218)(c)	123,757,218	123,757,218

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $7,929,784,640)		8,353,077,522
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.1)%		(93,382,367)

NET ASSETS - 100.0%		$8,259,695,155

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $149,287,565 and the total market value of the collateral held by the Fund was $156,787,533. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,030,315.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	JPY	261,083,105	USD	2,332,557	$8,927
7/5/2017	JPY	46,696,597,674	USD	422,911,306	7,313,249
7/5/2017	JPY	37,389,080,981	USD	338,329,044	5,567,554
7/5/2017	JPY	56,051,141,994	USD	507,493,567	8,640,399
7/5/2017	JPY	46,708,862,102	USD	422,911,306	7,204,096
7/5/2017	JPY	56,041,245,869	USD	507,493,567	8,728,474
7/5/2017	JPY	56,081,591,608	USD	507,493,567	8,369,398
7/5/2017	JPY	56,035,918,070	USD	507,493,575	8,775,899
7/5/2017	JPY	56,101,891,351	USD	507,493,567	8,188,731
7/5/2017	JPY	46,737,831,526	USD	422,911,306	6,946,269
7/5/2017	JPY	65,535,097,173	USD	592,075,828	8,815,796
7/5/2017	JPY	37,441,014,489	USD	338,329,044	5,105,348
7/5/2017	JPY	46,732,375,971	USD	422,911,306	6,994,823
7/5/2017	JPY	56,165,835,540	USD	507,493,567	7,619,630
7/5/2017	JPY	56,136,806,908	USD	507,493,567	7,877,984
7/5/2017	JPY	56,132,340,965	USD	507,493,567	7,917,731
7/5/2017	JPY	56,100,724,115	USD	507,493,567	8,199,120
7/5/2017	JPY	65,410,465,212	USD	592,075,828	9,925,016
7/5/2017	JPY	37,370,912,711	USD	338,329,044	5,729,251
7/5/2017	JPY	4,801,034,095	USD	43,175,000	445,967
7/5/2017	USD	168,959,723	JPY	18,637,068,453	(3,090,477)
7/5/2017	USD	48,639,920	JPY	5,335,410,104	(1,154,960)
7/5/2017	USD	15,359,975	JPY	1,671,884,126	(480,266)
7/5/2017	USD	15,359,975	JPY	1,698,550,579	(242,935)
7/5/2017	USD	43,175,000	JPY	4,813,364,875	(336,224)
7/5/2017	USD	15,359,975	JPY	1,714,099,482	(104,551)
7/5/2017	USD	130,299,795	JPY	14,510,550,010	(1,156,417)
7/5/2017	USD	35,839,941	JPY	4,017,614,378	(83,316)
7/5/2017	USD	481,704,409	JPY	54,037,600,601	(771,687)
7/5/2017	USD	481,704,409	JPY	53,999,064,248	(1,114,660)
7/5/2017	USD	481,704,409	JPY	54,047,234,689	(685,944)
7/5/2017	USD	561,988,477	JPY	62,993,288,386	(1,350,453)
7/5/2017	USD	481,704,409	JPY	53,970,884,540	(1,365,458)
7/5/2017	USD	401,420,340	JPY	44,979,149,097	(1,107,514)
7/5/2017	USD	561,988,477	JPY	62,982,048,617	(1,450,486)
7/5/2017	USD	481,704,409	JPY	53,974,979,028	(1,329,017)
7/5/2017	USD	321,136,272	JPY	36,018,644,267	(571,620)
7/5/2017	USD	321,136,272	JPY	35,992,953,365	(800,268)
7/5/2017	USD	481,704,409	JPY	53,974,979,028	(1,329,017)
7/5/2017	USD	481,704,409	JPY	54,023,149,469	(900,302)
7/5/2017	USD	321,136,272	JPY	36,009,010,179	(657,363)
7/5/2017	USD	481,704,409	JPY	54,009,661,745	(1,020,342)
7/5/2017	USD	401,420,340	JPY	45,043,376,351	(535,894)
7/5/2017	USD	481,704,409	JPY	53,974,979,028	(1,329,017)
7/5/2017	USD	401,420,348	JPY	45,019,292,028	(750,252)
7/5/2017	USD	401,420,340	JPY	45,043,376,351	(535,894)
8/3/2017	JPY	30,513,132,578	USD	271,880,358	(14,014)
8/3/2017	JPY	44,988,983,895	USD	401,420,340	535,524
8/3/2017	JPY	53,934,467,687	USD	481,704,409	1,108,777
8/3/2017	JPY	53,982,541,787	USD	481,704,409	680,402
8/3/2017	JPY	62,917,419,942	USD	561,988,477	1,348,158
8/3/2017	JPY	53,906,191,638	USD	481,704,409	1,360,738
8/3/2017	JPY	44,925,358,771	USD	401,420,340	1,102,471
8/3/2017	JPY	62,906,742,161	USD	561,988,477	1,443,305
8/3/2017	JPY	44,988,983,895	USD	401,420,340	535,524
8/3/2017	JPY	53,910,430,637	USD	481,704,409	1,322,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2017

8/3/2017	JPY	53,909,708,081	USD	481,704,409	1,329,404
8/3/2017	JPY	53,944,872,502	USD	481,704,409	1,016,063
8/3/2017	JPY	53,958,360,226	USD	481,704,409	895,877
8/3/2017	JPY	35,975,130,302	USD	321,136,272	571,497
8/3/2017	JPY	35,949,664,196	USD	321,136,272	798,419
8/3/2017	JPY	35,965,496,214	USD	321,136,272	657,344
8/3/2017	JPY	44,965,300,991	USD	401,420,348	746,564
8/3/2017	JPY	53,910,430,637	USD	481,704,409	1,322,965
8/3/2017	JPY	53,972,955,869	USD	481,704,409	765,819

					$131,647,130

CURRENCY LEGEND

JPY - Japanese yen

USD - U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Banks - 59.1%
77 Bank Ltd. (The)	24,419	$120,183
Akita Bank Ltd. (The)	10,300	30,434
Aomori Bank Ltd. (The)	13,000	46,048
Aozora Bank Ltd.	77,630	295,707
Awa Bank Ltd. (The)	15,000	101,994
Bank of Iwate Ltd. (The)	1,100	43,859
Bank of Kyoto Ltd. (The)	26,517	250,160
Bank of Nagoya Ltd. (The)	1,270	47,925
Bank of Okinawa Ltd. (The)	1,464	59,415
Chiba Bank Ltd. (The)	56,781	411,354
Chugoku Bank Ltd. (The)	13,050	195,123
Daishi Bank Ltd. (The)	25,650	118,023
Eighteenth Bank Ltd. (The)	11,000	31,426
Fukui Bank Ltd. (The)	18,000	45,016
Fukuoka Financial Group, Inc.	55,133	262,024
Gunma Bank Ltd. (The)	31,850	191,055
Hachijuni Bank Ltd. (The)	33,609	213,272
Hiroshima Bank Ltd. (The)	42,200	187,038
Hokkoku Bank Ltd. (The)	25,700	98,582
Hokuetsu Bank Ltd. (The)	2,000	47,526
Hokuhoku Financial Group, Inc.	9,080	144,734
Hyakugo Bank Ltd. (The)	17,990	73,170
Hyakujushi Bank Ltd. (The)	26,390	87,137
Iyo Bank Ltd. (The)	21,150	175,058
Japan Post Bank Co., Ltd.	25,286	323,614
Juroku Bank Ltd. (The)	27,750	87,429
Keiyo Bank Ltd. (The)	19,350	83,696
Kiyo Bank Ltd. (The)	4,920	85,167
Kyushu Financial Group, Inc.	30,300	191,195
Mebuki Financial Group, Inc.	57,862	215,257
Minato Bank Ltd. (The)	3,350	63,416
Mitsubishi UFJ Financial Group, Inc.	637,920	4,285,351
Mizuho Financial Group, Inc.	554,179	1,013,068
Musashino Bank Ltd. (The)	2,650	81,250
Nanto Bank Ltd. (The)	1,442	41,068
Nishi-Nippon Financial Holdings, Inc.	10,734	111,391
North Pacific Bank Ltd.	23,300	81,496
Ogaki Kyoritsu Bank Ltd. (The)	30,050	86,652
Oita Bank Ltd. (The)	9,800	37,679
Resona Holdings, Inc.	152,350	838,630
San-In Godo Bank Ltd. (The)	11,570	97,309
Senshu Ikeda Holdings, Inc.	20,530	86,608
Seven Bank Ltd.	51,570	184,506
Shiga Bank Ltd. (The)(a)	18,340	94,507
Shinsei Bank Ltd.	139,350	243,081
Shizuoka Bank Ltd. (The)	40,740	368,023
Sumitomo Mitsui Financial Group, Inc.	91,340	3,559,789
Sumitomo Mitsui Trust Holdings, Inc.	27,061	967,944
Suruga Bank Ltd.	14,800	358,540
Toho Bank Ltd. (The)	14,000	49,217
Tokyo TY Financial Group, Inc.	2,600	71,618
TOMONY Holdings, Inc.	12,200	59,393
Yamagata Bank Ltd. (The)(a)	10,300	46,110
Yamaguchi Financial Group, Inc.	16,511	199,407
Yamanashi Chuo Bank Ltd. (The)	9,700	40,920

Total Banks		17,329,594

Capital Markets - 10.4%
Daiwa Securities Group, Inc.	110,330	653,771
Ichigo, Inc.(a)	15,900	47,406
Japan Exchange Group, Inc.	35,480	642,594
Matsui Securities Co., Ltd.	9,200	75,002
Nomura Holdings, Inc.	213,461	1,279,322
Okasan Securities Group, Inc.	13,700	87,911
SBI Holdings, Inc.	13,750	186,254
Tokai Tokyo Financial Holdings, Inc.	15,650	86,774

Total Capital Markets		3,059,034

Consumer Finance - 2.8%
Acom Co., Ltd.*	28,350	129,437
AEON Financial Service Co., Ltd.	8,350	176,720
Aiful Corp.*(a)	21,900	79,913
Credit Saison Co., Ltd.	10,750	209,910
Hitachi Capital Corp.	3,550	85,369
J Trust Co., Ltd.	6,100	48,047
Jaccs Co., Ltd.	8,400	40,968
Orient Corp.	33,200	57,914

Total Consumer Finance		828,278

Diversified Financial Services - 2.5%
Financial Products Group Co., Ltd.(a)	5,900	56,238
Fuyo General Lease Co., Ltd.	1,667	95,100
IBJ Leasing Co., Ltd.	2,732	65,601
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,700	195,086
Tokyo Century Corp.	3,820	152,650
Zenkoku Hosho Co., Ltd.	3,700	151,313

Total Diversified Financial Services		715,988

Insurance - 24.6%
Dai-ichi Life Holdings, Inc.	74,840	1,349,798
Japan Post Holdings Co., Ltd.	32,059	397,742
Japan Post Insurance Co., Ltd.	4,567	100,721
MS&AD Insurance Group Holdings, Inc.	36,260	1,217,918
Sompo Holdings, Inc.	29,100	1,123,753
Sony Financial Holdings, Inc.	11,700	199,304
T&D Holdings, Inc.	45,710	695,454
Tokio Marine Holdings, Inc.	51,040	2,112,736

Total Insurance		7,197,426

Professional Services - 0.5%
Nihon M&A Center, Inc.	4,200	153,631

TOTAL COMMON STOCKS (Cost: $30,224,138)		29,283,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $203,730)(c)	203,730	$203,730

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $30,427,868)		29,487,681
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(177,661)

NET ASSETS - 100.0%		$29,310,020

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)	At June 30, 2017, the total market value of the Fund’s securities on loan was $193,328 and the total market value of the collateral held by the Fund was $203,730.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	JPY	817,619,568	USD	7,404,358	$127,573
7/5/2017	JPY	817,609,942	USD	7,404,358	127,659
7/5/2017	JPY	817,688,428	USD	7,404,358	126,960
7/5/2017	JPY	817,614,385	USD	7,404,358	127,619
7/5/2017	JPY	622,937,676	USD	5,641,417	97,294
7/5/2017	USD	5,876,475	JPY	646,512,737	(122,535)
7/5/2017	USD	506,412	JPY	56,395,458	(4,494)
7/5/2017	USD	1,175,295	JPY	130,886,727	(10,408)
7/5/2017	USD	5,817,140	JPY	653,631,301	155
7/5/2017	USD	4,432,107	JPY	498,003,952	110
7/5/2017	USD	5,817,140	JPY	653,625,484	104
7/5/2017	USD	5,817,140	JPY	653,633,628	176
7/5/2017	USD	5,817,140	JPY	653,630,138	145
8/3/2017	JPY	692,144,921	USD	6,167,294	(225)
8/3/2017	JPY	527,349,713	USD	4,698,893	(179)
8/3/2017	JPY	692,135,670	USD	6,167,294	(142)
8/3/2017	JPY	692,157,872	USD	6,167,294	(340)
8/3/2017	JPY	692,144,304	USD	6,167,294	(219)

					$469,253

CURRENCY LEGEND

JPY - Japanese yen

USD - U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Biotechnology - 1.0%
PeptiDream, Inc.*(a)	1,200	$37,968
Takara Bio, Inc.	800	11,164

Total Biotechnology		49,132

Food & Staples Retailing - 6.5%
Ain Holdings, Inc.	375	27,100
Cocokara fine, Inc.	450	22,228
Cosmos Pharmaceutical Corp.	160	31,157
Create SD Holdings Co., Ltd.	500	11,557
Kusuri no Aoki Holdings Co., Ltd.	300	15,726
Matsumotokiyoshi Holdings Co., Ltd.	770	43,790
Sugi Holdings Co., Ltd.	650	34,826
Sundrug Co., Ltd.	1,120	41,766
Tsuruha Holdings, Inc.	635	67,422
Welcia Holdings Co., Ltd.	800	29,619

Total Food & Staples Retailing		325,191

Health Care Equipment & Supplies - 22.0%
Asahi Intecc Co., Ltd.	1,000	45,479
CYBERDYNE, Inc.*(a)	900	11,975
Hogy Medical Co., Ltd.	180	11,999
Hoya Corp.	6,600	342,629
Nagaileben Co., Ltd.	400	9,291
Nakanishi, Inc.	360	14,594
Nihon Kohden Corp.	1,500	34,630
Nikkiso Co., Ltd.	1,450	13,937
Nipro Corp.	2,525	32,922
Olympus Corp.	4,840	176,611
Paramount Bed Holdings Co., Ltd.	350	15,295
Sysmex Corp.	2,610	155,866
Terumo Corp.	5,930	233,537

Total Health Care Equipment & Supplies		1,098,765

Health Care Providers & Services - 5.6%
Alfresa Holdings Corp.	3,540	68,273
As One Corp.	200	9,345
BML, Inc.	300	5,834
Medipal Holdings Corp.	3,150	58,257
Miraca Holdings, Inc.	1,020	45,844
Ship Healthcare Holdings, Inc.	680	21,152
Suzuken Co., Ltd.	1,550	51,455
Toho Holdings Co., Ltd.	950	18,702

Total Health Care Providers & Services		278,862

Health Care Technology - 1.7%
M3, Inc.	3,150	86,768

Pharmaceuticals - 62.9%
Astellas Pharma, Inc.	31,460	384,850
Chugai Pharmaceutical Co., Ltd.	3,500	130,985
Daiichi Sankyo Co., Ltd.	11,452	269,789
Eisai Co., Ltd.	4,610	254,584
Hisamitsu Pharmaceutical Co., Inc.	1,410	67,513
Kaken Pharmaceutical Co., Ltd.	600	32,734
KYORIN Holdings, Inc.	1,150	25,506
Kyowa Hakko Kirin Co., Ltd.	4,320	80,241
Mitsubishi Tanabe Pharma Corp.	4,350	100,504
Mochida Pharmaceutical Co., Ltd.	270	19,464
Nichi-iko Pharmaceutical Co., Ltd.(a)	840	13,098
Nippon Shinyaku Co., Ltd.	1,028	65,782
Ono Pharmaceutical Co., Ltd.	8,500	185,417
Otsuka Holdings Co., Ltd.	9,145	389,859
Rohto Pharmaceutical Co., Ltd.	1,821	37,632
Santen Pharmaceutical Co., Ltd.	6,300	85,450
Sawai Pharmaceutical Co., Ltd.	730	40,996
Seikagaku Corp.	850	14,162
Shionogi & Co., Ltd.	4,650	259,028
Sosei Group Corp.*(a)	280	30,776
Sumitomo Dainippon Pharma Co., Ltd.	3,300	45,024
Takeda Pharmaceutical Co., Ltd.	10,747	546,054
Tsumura & Co.	1,245	50,527
ZERIA Pharmaceutical Co., Ltd.	950	17,586

Total Pharmaceuticals		3,147,561

TOTAL COMMON STOCKS (Cost: $5,237,836)		4,986,279

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $44,204)(c)	44,204	44,204

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $5,282,040)		5,030,483
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(32,242)

NET ASSETS - 100.0%		$4,998,241

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $46,683 and the total market value of the collateral held by the Fund was $55,486. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,282.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	JPY	116,180,397	USD	1,052,129	$18,128
7/5/2017	JPY	116,179,030	USD	1,052,129	18,140
7/5/2017	JPY	116,190,182	USD	1,052,129	18,040
7/5/2017	JPY	116,179,661	USD	1,052,129	18,134
7/5/2017	JPY	88,517,196	USD	801,625	13,825
7/5/2017	JPY	174,364	USD	1,550	(2)
7/5/2017	USD	103,225	JPY	11,495,425	(916)
7/5/2017	USD	1,030,452	JPY	115,784,678	27
7/5/2017	USD	785,108	JPY	88,216,933	20
7/5/2017	USD	1,030,452	JPY	115,783,647	18
7/5/2017	USD	1,030,452	JPY	115,785,090	31
7/5/2017	USD	1,030,452	JPY	115,784,471	26
8/3/2017	JPY	118,485,364	USD	1,055,753	(38)
8/3/2017	JPY	118,483,780	USD	1,055,753	(24)
8/3/2017	JPY	90,275,034	USD	804,386	(31)
8/3/2017	JPY	118,487,581	USD	1,055,753	(58)
8/3/2017	JPY	118,485,258	USD	1,055,753	(38)

					$85,282

CURRENCY LEGEND

JPY - Japanese yen

USD - U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Auto Components - 5.8%
Aisin Seiki Co., Ltd.	1,581	$80,907
Bridgestone Corp.	6,192	266,725
Denso Corp.	5,164	217,940
Koito Manufacturing Co., Ltd.	400	20,577
NGK Spark Plug Co., Ltd.	277	5,890
Nifco, Inc.	400	21,467
NOK Corp.	416	8,789
Stanley Electric Co., Ltd.	476	14,361
Sumitomo Electric Industries Ltd.	4,491	69,148
Sumitomo Rubber Industries Ltd.	1,122	18,933
Topre Corp.	200	5,411
TS Tech Co., Ltd.	500	14,551
Yokohama Rubber Co., Ltd. (The)	300	6,021

Total Auto Components		750,720

Automobiles - 11.7%
Isuzu Motors Ltd.	5,088	62,762
Mazda Motor Corp.	3,683	51,397
Nissan Motor Co., Ltd.	47,084	468,494
Subaru Corp.	7,400	249,345
Suzuki Motor Corp.	1,358	64,419
Toyota Motor Corp.	10,811	567,010
Yamaha Motor Co., Ltd.	2,015	51,971

Total Automobiles		1,515,398

Banks - 0.4%
Seven Bank Ltd.	8,000	28,623
Suruga Bank Ltd.	741	17,951

Total Banks		46,574

Beverages - 0.5%
Asahi Group Holdings Ltd.	1,674	62,991

Building Products - 1.1%
Aica Kogyo Co., Ltd.	648	19,724
Daikin Industries Ltd.	986	100,653
Nichias Corp.	1,000	11,561
Sanwa Holdings Corp.	1,574	16,586

Total Building Products		148,524

Capital Markets - 1.7%
Nomura Holdings, Inc.	32,700	195,979
Tokai Tokyo Financial Holdings, Inc.	4,800	26,614

Total Capital Markets		222,593

Chemicals - 6.7%
Air Water, Inc.	1,044	19,178
Asahi Kasei Corp.	9,383	100,836
Daicel Corp.	2,500	31,083
DIC Corp.	794	28,514
Hitachi Chemical Co., Ltd.	1,000	29,815
Kansai Paint Co., Ltd.	597	13,735
Kuraray Co., Ltd.	2,500	45,345
Mitsubishi Gas Chemical Co., Inc.	1,500	31,706
Mitsui Chemicals, Inc.	7,000	37,068
Nihon Parkerizing Co., Ltd.	431	6,417
Nippon Kayaku Co., Ltd.	1,000	14,151
Nippon Paint Holdings Co., Ltd.	859	32,492
Nippon Shokubai Co., Ltd.	300	19,304
Nissan Chemical Industries Ltd.	600	19,811
Nitto Denko Corp.	800	65,789
NOF Corp.	699	8,896
Shin-Etsu Chemical Co., Ltd.	1,770	160,444
Sumitomo Chemical Co., Ltd.	11,000	63,243
Taiyo Nippon Sanso Corp.	1,400	15,712
Tokyo Ohka Kogyo Co., Ltd.	200	6,666
Toray Industries, Inc.	7,400	61,928
Tosoh Corp.	4,000	40,976
Zeon Corp.	1,554	16,555

Total Chemicals		869,664

Commercial Services & Supplies - 1.1%
Aeon Delight Co., Ltd.	400	12,941
Park24 Co., Ltd.	1,005	25,545
Secom Co., Ltd.	1,210	91,805
Sohgo Security Services Co., Ltd.	300	13,510

Total Commercial Services & Supplies		143,801

Construction & Engineering - 1.8%
Hazama Ando Corp.	1,700	10,712
Kajima Corp.	7,332	61,861
Kumagai Gumi Co., Ltd.	3,000	9,639
Kyudenko Corp.	400	14,329
Maeda Corp.	1,000	11,018
Maeda Road Construction Co., Ltd.	790	15,763
Nippo Corp.	691	13,893
SHO-BOND Holdings Co., Ltd.	200	10,093
Taisei Corp.	7,000	63,919
Toda Corp.	2,000	12,460
Toshiba Plant Systems & Services Corp.	800	12,617

Total Construction & Engineering		236,304

Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	2,664	12,637
Taiheiyo Cement Corp.	5,793	21,087

Total Construction Materials		33,724

Diversified Financial Services - 0.1%
Zenkoku Hosho Co., Ltd.	300	12,269

Electric Utilities - 0.3%
Tohoku Electric Power Co., Inc.	3,000	41,518

Electrical Equipment - 2.2%
Fuji Electric Co., Ltd.	5,000	26,344
Mabuchi Motor Co., Ltd.	400	19,900
Mitsubishi Electric Corp.	10,610	152,549
Nidec Corp.	738	75,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2017

Investments	Shares	Value
Nissin Electric Co., Ltd.	900	$9,540

Total Electrical Equipment		283,933

Electronic Equipment, Instruments & Components - 3.4%
Ai Holdings Corp.	200	5,385
Alps Electric Co., Ltd.	236	6,805
Citizen Watch Co., Ltd.	2,100	14,728
Hamamatsu Photonics K.K.	500	15,352
Hirose Electric Co., Ltd.	230	32,793
Hitachi High-Technologies Corp.	700	27,163
Horiba Ltd.	200	12,157
Japan Aviation Electronics Industry Ltd.	1,000	13,839
Keyence Corp.	136	59,721
Murata Manufacturing Co., Ltd.	881	133,844
Oki Electric Industry Co., Ltd.	500	7,084
Omron Corp.	500	21,694
Shimadzu Corp.	780	14,842
TDK Corp.	600	39,462
Yaskawa Electric Corp.	840	17,800
Yokogawa Electric Corp.	1,245	19,956

Total Electronic Equipment, Instruments & Components		442,625

Energy Equipment & Services - 0.1%
Modec, Inc.	300	6,675

Food & Staples Retailing - 2.6%
Create SD Holdings Co., Ltd.	300	6,934
FamilyMart UNY Holdings Co., Ltd.	677	38,742
Kobe Bussan Co., Ltd.	100	4,735
Life Corp.	300	8,424
Matsumotokiyoshi Holdings Co., Ltd.	300	17,061
Seven & I Holdings Co., Ltd.	4,985	205,327
Sugi Holdings Co., Ltd.	200	10,716
Sundrug Co., Ltd.	450	16,781
Tsuruha Holdings, Inc.	100	10,618
Valor Holdings Co., Ltd.	600	13,617
Welcia Holdings Co., Ltd.	200	7,405

Total Food & Staples Retailing		340,360

Food Products - 1.8%
Ajinomoto Co., Inc.	2,169	46,841
Calbee, Inc.	400	15,717
Ezaki Glico Co., Ltd.	123	6,623
Kewpie Corp.	800	21,002
Kikkoman Corp.	772	24,666
MEIJI Holdings Co., Ltd.	500	40,540
Morinaga & Co., Ltd.	100	5,678
NH Foods Ltd.	616	18,722
Toyo Suisan Kaisha Ltd.	600	22,986
Yakult Honsha Co., Ltd.	364	24,783

Total Food Products		227,558

Health Care Equipment & Supplies - 1.7%
Hoya Corp.	1,895	98,376
Nakanishi, Inc.	200	8,108
Olympus Corp.	700	25,543
Paramount Bed Holdings Co., Ltd.	200	8,740
Sysmex Corp.	528	31,531
Terumo Corp.	1,062	41,824

Total Health Care Equipment & Supplies		214,122

Health Care Providers & Services - 0.1%
Japan Lifeline Co., Ltd.	100	4,232
Ship Healthcare Holdings, Inc.	400	12,442

Total Health Care Providers & Services		16,674

Health Care Technology - 0.1%
M3, Inc.	300	8,264

Hotels, Restaurants & Leisure - 0.4%
Ichibanya Co., Ltd.	200	6,844
Oriental Land Co., Ltd.	449	30,402
Skylark Co., Ltd.	1,000	14,365

Total Hotels, Restaurants & Leisure		51,611

Household Durables - 3.3%
Casio Computer Co., Ltd.	1,521	23,378
Fujitsu General Ltd.	200	4,635
Haseko Corp.	1,522	18,476
Iida Group Holdings Co., Ltd.	2,300	38,299
Panasonic Corp.	12,000	162,763
Rinnai Corp.	96	8,945
Sekisui Chemical Co., Ltd.	2,375	42,507
Sekisui House Ltd.	6,055	106,674
Starts Corp., Inc.	300	7,132
Sumitomo Forestry Co., Ltd.	900	14,146

Total Household Durables		426,955

Household Products - 0.4%
Pigeon Corp.	518	18,764
Unicharm Corp.	1,100	27,627

Total Household Products		46,391

Internet & Catalog Retail - 0.1%
Start Today Co., Ltd.	600	14,765

Internet Software & Services - 1.4%
DeNA Co., Ltd.	600	13,435
GMO Internet, Inc.	700	9,090
Mixi, Inc.	623	34,654
Yahoo Japan Corp.	29,614	128,883

Total Internet Software & Services		186,062

IT Services - 1.4%
Fujitsu Ltd.	9,000	66,306
Itochu Techno-Solutions Corp.	800	27,981
NS Solutions Corp.	600	14,258
Obic Co., Ltd.	400	24,564
Otsuka Corp.	475	29,466
SCSK Corp.	549	24,626

Total IT Services		187,201

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	1,065	36,302
Heiwa Corp.	1,002	22,339
Shimano, Inc.	143	22,629

Total Leisure Products		81,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2017

Investments	Shares	Value
Machinery - 7.7%
CKD Corp.	400	$6,091
Daifuku Co., Ltd.	400	11,944
Ebara Corp.	687	19,015
FANUC Corp.	1,061	204,485
Fujitec Co., Ltd.	1,000	13,056
Harmonic Drive Systems, Inc.(a)	100	3,462
Hino Motors Ltd.	3,288	36,491
Hoshizaki Corp.	152	13,744
Komatsu Ltd.	6,922	175,853
Kubota Corp.	6,119	102,791
Makita Corp.	998	36,905
MINEBEA MITSUMI, Inc.	1,548	24,868
Mitsubishi Heavy Industries Ltd.	29,000	118,674
Nabtesco Corp.	625	18,161
NGK Insulators Ltd.	1,923	38,320
NSK Ltd.	2,862	35,737
Obara Group, Inc.	100	5,447
OSG Corp.	900	18,301
SMC Corp.	143	43,463
Sumitomo Heavy Industries Ltd.	4,000	26,380
THK Co., Ltd.	748	21,170
Tsubakimoto Chain Co.	2,000	17,229

Total Machinery		991,587

Media - 0.7%
CyberAgent, Inc.	196	6,079
Daiichikosho Co., Ltd.	290	13,602
Dentsu, Inc.	1,100	52,572
Toho Co., Ltd.	748	23,034

Total Media		95,287

Metals & Mining - 1.5%
Dowa Holdings Co., Ltd.	2,350	17,799
Hitachi Metals Ltd.	2,300	31,974
Mitsubishi Materials Corp.	800	24,208
Nippon Steel & Sumitomo Metal Corp.	5,200	117,458
Tokyo Steel Manufacturing Co., Ltd.	600	5,078

Total Metals & Mining		196,517

Multiline Retail - 0.5%
Izumi Co., Ltd.	200	11,356
Marui Group Co., Ltd.	1,400	20,634
Ryohin Keikaku Co., Ltd.	112	27,980

Total Multiline Retail		59,970

Oil, Gas & Consumable Fuels - 0.1%
Nippon Gas Co., Ltd.	200	6,479

Personal Products - 1.6%
Kao Corp.	1,887	112,051
Kobayashi Pharmaceutical Co., Ltd.	288	17,096
Kose Corp.	100	10,920
Noevir Holdings Co., Ltd.	300	15,272
Pola Orbis Holdings, Inc.	1,000	26,362
Shiseido Co., Ltd.	700	24,883

Total Personal Products		206,584

Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	16,224	198,468
Chugai Pharmaceutical Co., Ltd.	2,035	76,159
Daiichi Sankyo Co., Ltd.	6,200	146,061
Hisamitsu Pharmaceutical Co., Inc.	433	20,733
Kyowa Hakko Kirin Co., Ltd.	2,100	39,006
Nippon Shinyaku Co., Ltd.	100	6,399
Otsuka Holdings Co., Ltd.	3,300	140,682
Santen Pharmaceutical Co., Ltd.	2,300	31,196
Sawai Pharmaceutical Co., Ltd.	400	22,461
Shionogi & Co., Ltd.	1,195	66,567
Tsumura & Co.	378	15,341

Total Pharmaceuticals		763,073

Professional Services - 1.1%
Benefit One, Inc.	100	3,996
Meitec Corp.	411	17,503
Nihon M&A Center, Inc.	200	7,316
Nomura Co., Ltd.	300	6,835
Recruit Holdings Co., Ltd.	5,100	87,648
TechnoPro Holdings, Inc.	200	8,045
Temp Holdings Co., Ltd.	467	8,753

Total Professional Services		140,096

Real Estate Management & Development - 2.6%
Daito Trust Construction Co., Ltd.	661	102,921
Daiwa House Industry Co., Ltd.	4,800	163,959
Hulic Co., Ltd.	3,492	35,647
Kenedix, Inc.	600	2,830
Leopalace21 Corp.	3,100	19,258
Open House Co., Ltd.	400	12,318
Relo Group, Inc.	300	5,839

Total Real Estate Management & Development		342,772

Road & Rail - 1.6%
Central Japan Railway Co.	478	77,894
East Japan Railway Co.	1,297	124,032
Keisei Electric Railway Co., Ltd.	400	10,680

Total Road & Rail		212,606

Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	500	8,553
Disco Corp.	244	38,915
SCREEN Holdings Co., Ltd.	100	6,675
Sumco Corp.	1,700	24,616
Tokyo Electron Ltd.	1,200	161,908

Total Semiconductors & Semiconductor Equipment		240,667

Software - 2.4%
Capcom Co., Ltd.	400	9,480
COLOPL, Inc.(a)	700	7,090
Koei Tecmo Holdings Co., Ltd.	800	15,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2017

Investments	Shares	Value
Nintendo Co., Ltd.	500	$167,675
Oracle Corp.	600	38,928
Square Enix Holdings Co., Ltd.	485	15,885
Trend Micro, Inc.	1,011	52,098

Total Software		307,019

Specialty Retail - 1.8%
ABC-Mart, Inc.	400	23,529
Fast Retailing Co., Ltd.	223	74,267
Hikari Tsushin, Inc.	277	29,140
K’s Holdings Corp.	822	16,058
Nitori Holdings Co., Ltd.	200	26,771
Shimamura Co., Ltd.	170	20,819
T-Gaia Corp.	582	11,043
USS Co., Ltd.	1,625	32,295

Total Specialty Retail		233,922

Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	1,813	41,840
Seiko Epson Corp.	3,000	66,723

Total Technology Hardware, Storage & Peripherals		108,563

Tobacco - 4.9%
Japan Tobacco, Inc.	18,173	638,384

Trading Companies & Distributors - 3.0%
ITOCHU Corp.	16,499	245,077
Iwatani Corp.	2,000	12,407
Marubeni Corp.	17,655	114,044
MISUMI Group, Inc.	600	13,702
MonotaRO Co., Ltd.	200	6,444

Total Trading Companies & Distributors		391,674

Wireless Telecommunication Services - 10.5%
KDDI Corp.	21,487	568,920
NTT DOCOMO, Inc.	27,246	643,079
SoftBank Group Corp.	1,895	153,425

Total Wireless Telecommunication Services		1,365,424

TOTAL COMMON STOCKS (Cost: $12,163,688)		12,919,170

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $10,478)(c)	10,478	10,478

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $12,174,166)		12,929,648
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		28,920

NET ASSETS - 100.0%		$12,958,568

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)	At June 30, 2017, the total market value of the Fund’s securities on loan was $9,974 and the total market value of the collateral held by the Fund was $10,478.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	JPY	298,451,386	USD	2,702,774	$46,567
7/5/2017	JPY	298,447,872	USD	2,702,774	46,598
7/5/2017	JPY	298,476,522	USD	2,702,774	46,344
7/5/2017	JPY	298,449,494	USD	2,702,774	46,584
7/5/2017	JPY	227,387,798	USD	2,059,258	35,515
7/5/2017	USD	142,268	JPY	15,843,362	(1,263)
7/5/2017	USD	2,672,898	JPY	300,334,837	71
7/5/2017	USD	2,672,898	JPY	300,332,165	48
7/5/2017	USD	2,036,494	JPY	228,826,168	51
7/5/2017	USD	2,672,898	JPY	300,335,907	81
7/5/2017	USD	2,672,898	JPY	300,334,303	67
8/3/2017	JPY	307,573,103	USD	2,740,602	(100)
8/3/2017	JPY	234,342,310	USD	2,088,082	(80)
8/3/2017	JPY	307,568,992	USD	2,740,602	(63)
8/3/2017	JPY	307,578,858	USD	2,740,602	(151)
8/3/2017	JPY	307,572,829	USD	2,740,602	(97)

					$220,172

CURRENCY LEGEND

JPY - Japanese yen

USD - U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Building Products - 5.2%
LIXIL Group Corp.	3,736	$93,400
Nichias Corp.	2,146	24,810
Nichiha Corp.	400	14,098
Takara Standard Co., Ltd.	543	8,868
TOTO Ltd.	2,141	81,745

Total Building Products		222,921

Construction & Engineering - 16.3%
Hazama Ando Corp.	2,406	15,161
Kajima Corp.	13,082	110,375
Kumagai Gumi Co., Ltd.	5,039	16,190
Maeda Corp.	2,640	29,088
Maeda Road Construction Co., Ltd.	978	19,515
Nippo Corp.	986	19,823
Nishimatsu Construction Co., Ltd.	3,812	20,220
Obayashi Corp.	9,183	107,963
Okumura Corp.	2,902	19,526
Penta-Ocean Construction Co., Ltd.	3,791	21,560
Raito Kogyo Co., Ltd.	722	7,634
Shimizu Corp.	9,948	105,447
SHO-BOND Holdings Co., Ltd.(a)	367	18,520
Sumitomo Mitsui Construction Co., Ltd.	10,846	11,583
Taisei Corp.	15,209	138,879
Toda Corp.	3,026	18,852
Tokyu Construction Co., Ltd.	1,309	10,718
Totetsu Kogyo Co., Ltd.	360	11,006

Total Construction & Engineering		702,060

Construction Materials - 2.0%
Sumitomo Osaka Cement Co., Ltd.	5,747	27,262
Taiheiyo Cement Corp.	16,791	61,120

Total Construction Materials		88,382

Equity Real Estate Investment Trusts (REITs) - 28.2%
Activia Properties, Inc.	9	38,488
Advance Residence Investment Corp.	18	44,776
AEON REIT Investment Corp.	18	19,849
Comforia Residential REIT, Inc.(a)	7	15,101
Daiwa House REIT Investment Corp.	10	23,754
Daiwa Office Investment Corp.	4	20,185
Frontier Real Estate Investment Corp.	7	28,876
Fukuoka REIT Corp.	9	13,849
Global One Real Estate Investment Corp.	3	10,293
GLP J-REIT	39	42,034
Hankyu REIT, Inc.	9	11,118
Heiwa Real Estate REIT, Inc.	12	9,334
Hoshino Resorts REIT, Inc.(a)	3	15,406
Hulic REIT, Inc.	13	20,305
Ichigo Office REIT Investment(a)	20	12,442
Industrial & Infrastructure Fund Investment Corp.(a)	5	22,695
Invesco Office J-Reit, Inc.	10	9,345
Invincible Investment Corp.	50	21,493
Japan Excellent, Inc.	16	17,814
Japan Hotel REIT Investment Corp.(a)	51	36,085
Japan Logistics Fund, Inc.	11	22,860
Japan Prime Realty Investment Corp.	12	41,598
Japan Real Estate Investment Corp.	17	84,576
Japan Rental Housing Investments, Inc.	21	15,513
Japan Retail Fund Investment Corp.	34	62,789
Kenedix Office Investment Corp.	5	26,700
Kenedix Residential Investment Corp.	4	9,972
Kenedix Retail REIT Corp.	7	14,790
LaSalle Logiport REIT(a)	15	15,125
MCUBS MidCity Investment Corp.(a)	4	11,979
Mori Hills REIT Investment Corp.	19	23,370
Mori Trust Sogo REIT, Inc.	14	22,615
Nippon Accommodations Fund, Inc.	7	29,281
Nippon Building Fund, Inc.	18	91,954
Nippon Prologis REIT, Inc.	25	53,266
NIPPON REIT Investment Corp.(a)	5	13,248
Nomura Real Estate Master Fund, Inc.	51	69,764
Orix JREIT, Inc.	35	51,678
Premier Investment Corp.	15	14,658
Sekisui House REIT, Inc.	12	14,322
Sekisui House Residential Investment Corp.	15	15,806
Tokyu REIT, Inc.	13	15,805
United Urban Investment Corp.	40	57,138

Total Equity Real Estate Investment Trusts (REITs)		1,212,049

Household Durables - 9.3%
Haseko Corp.	3,876	47,053
Iida Group Holdings Co., Ltd.	2,429	40,447
Sekisui Chemical Co., Ltd.	5,868	105,024
Sekisui House Ltd.	8,128	143,195
Starts Corp., Inc.	500	11,886
Sumitomo Forestry Co., Ltd.	2,215	34,814
Token Corp.	145	17,835

Total Household Durables		400,254

Real Estate Management & Development - 36.9%
Aeon Mall Co., Ltd.	1,467	28,880
Daibiru Corp.	900	9,356
Daito Trust Construction Co., Ltd.	964	150,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2017

Investments	Shares	Value
Daiwa House Industry Co., Ltd.	8,585	$293,247
Hulic Co., Ltd.	5,695	58,136
Kenedix, Inc.	3,303	15,580
Leopalace21 Corp.	3,367	20,916
Mitsubishi Estate Co., Ltd.	18,464	344,023
Mitsui Fudosan Co., Ltd.	12,773	304,717
Nomura Real Estate Holdings, Inc.	1,579	30,973
NTT Urban Development Corp.	1,539	14,848
Open House Co., Ltd.	370	11,394
Relo Group, Inc.	1,470	28,612
Sumitomo Realty & Development Co., Ltd.	6,075	187,343
Takara Leben Co., Ltd.	900	4,037
TOC Co., Ltd.	500	4,721
Tokyo Tatemono Co., Ltd.	2,648	34,691
Tokyu Fudosan Holdings Corp.	6,737	39,813
Unizo Holdings Co., Ltd.	257	7,125

Total Real Estate Management & Development		1,588,512

Transportation Infrastructure - 1.7%
Kamigumi Co., Ltd.	2,997	31,421
Mitsubishi Logistics Corp.	2,150	28,606
Sumitomo Warehouse Co., Ltd. (The)	1,897	12,021

Total Transportation Infrastructure		72,048

TOTAL COMMON STOCKS (Cost: $4,614,157)		4,286,226

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $111,770)(c)	111,770	111,770

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $4,725,927)		4,397,996
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.2)%		(96,555)

NET ASSETS - 100.0%		$4,301,441

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $121,770 and the total market value of the collateral held by the Fund was $137,183. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,413.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	JPY	213,731	USD	1,900	$(2)
7/5/2017	JPY	114,329,137	USD	1,035,364	17,839
7/5/2017	JPY	114,327,791	USD	1,035,364	17,851
7/5/2017	JPY	114,338,766	USD	1,035,364	17,753
7/5/2017	JPY	114,328,413	USD	1,035,364	17,845
7/5/2017	JPY	87,106,662	USD	788,851	13,605
7/5/2017	USD	704,330	JPY	77,488,344	(14,687)
7/5/2017	USD	887,455	JPY	99,717,106	23
7/5/2017	USD	887,455	JPY	99,716,218	16
7/5/2017	USD	676,157	JPY	75,974,893	17
7/5/2017	USD	887,455	JPY	99,717,461	27
7/5/2017	USD	887,455	JPY	99,716,928	22
8/3/2017	JPY	102,097,002	USD	909,726	(33)
8/3/2017	JPY	102,095,637	USD	909,726	(21)
8/3/2017	JPY	77,788,603	USD	693,127	(27)
8/3/2017	JPY	102,098,912	USD	909,726	(50)
8/3/2017	JPY	102,096,911	USD	909,726	(32)

					$70,146

CURRENCY LEGEND

JPY - Japanese yen

USD - U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	10,400	$183,453
Konoike Transport Co., Ltd.	12,600	171,798
Maruwa Unyu Kikan Co., Ltd.(a)	2,700	100,805
SBS Holdings, Inc.	4,600	36,477
Shibusawa Warehouse Co., Ltd. (The)	30,000	96,921
Yusen Logistics Co., Ltd.	400	3,692

Total Air Freight & Logistics		593,146

Auto Components - 5.4%
Aisan Industry Co., Ltd.	6,700	52,951
Daido Metal Co., Ltd.	4,400	39,826
Daikyonishikawa Corp.	11,100	148,086
Eagle Industry Co., Ltd.	12,400	209,131
Exedy Corp.	9,300	261,966
FCC Co., Ltd.	7,100	142,935
G-Tekt Corp.	6,498	120,984
H-One Co., Ltd.	4,400	48,206
Imasen Electric Industrial	9,200	107,590
Kasai Kogyo Co., Ltd.	8,000	103,097
Keihin Corp.	20,900	285,152
KYB Corp.	49,000	250,756
Mitsuba Corp.	4,100	75,498
Musashi Seimitsu Industry Co., Ltd.	5,300	153,302
NHK Spring Co., Ltd.	39,800	418,332
Nifco, Inc.	10,100	542,035
Nissin Kogyo Co., Ltd.	11,000	174,653
Pacific Industrial Co., Ltd.	9,000	116,785
Piolax, Inc.	2,400	66,857
Press Kogyo Co., Ltd.	24,000	111,285
Sanoh Industrial Co., Ltd.	12,100	85,506
Shoei Co., Ltd.	5,400	151,148
Sumitomo Riko Co., Ltd.	14,700	151,239
Tachi-S Co., Ltd.	3,100	56,532
Taiho Kogyo Co., Ltd.	5,700	72,036
Tokai Rika Co., Ltd.	20,025	368,384
Topre Corp.	6,600	178,569
Toyo Tire & Rubber Co., Ltd.(a)	26,100	531,710
Toyoda Gosei Co., Ltd.	24,100	574,616
TPR Co., Ltd.	4,806	155,053
TS Tech Co., Ltd.	14,300	416,171
Unipres Corp.	6,400	142,172
Yokohama Rubber Co., Ltd. (The)	36,800	738,555
Yorozu Corp.	10,000	155,215

Total Auto Components		7,206,333

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	9,600	95,436

Banks - 7.9%
77 Bank Ltd. (The)	44,000	216,554
Akita Bank Ltd. (The)	11,000	32,503
Aomori Bank Ltd. (The)	45,000	159,398
Awa Bank Ltd. (The)	32,000	217,586
Bank of Iwate Ltd. (The)	1,800	71,769
Bank of Kyoto Ltd. (The)	48,000	452,830
Bank of Nagoya Ltd. (The)(a)	4,700	177,358
Bank of Okinawa Ltd. (The)	5,040	204,543
Bank of Saga Ltd. (The)	21,000	48,594
Bank of the Ryukyus Ltd.	4,800	70,231
Chugoku Bank Ltd. (The)	24,200	361,837
Daishi Bank Ltd. (The)	65,000	299,083
Ehime Bank Ltd. (The)	11,600	146,084
Eighteenth Bank Ltd. (The)	15,000	42,853
FIDEA Holdings Co., Ltd.	89,500	148,954
First Bank of Toyama Ltd. (The)	32,900	151,089
Fukui Bank Ltd. (The)	37,000	92,533
Gunma Bank Ltd. (The)	88,100	528,475
Hachijuni Bank Ltd. (The)	103,300	655,508
Hiroshima Bank Ltd. (The)	110,000	487,540
Hokkoku Bank Ltd. (The)	65,000	249,332
Hokuetsu Bank Ltd. (The)	6,300	149,706
Hokuhoku Financial Group, Inc.	26,000	414,436
Hyakugo Bank Ltd. (The)	29,000	117,951
Hyakujushi Bank Ltd. (The)	39,000	128,774
Iyo Bank Ltd. (The)	49,400	408,882
Jimoto Holdings, Inc.	65,600	119,103
Juroku Bank Ltd. (The)	46,000	144,927
Kansai Urban Banking Corp.	13,900	166,142
Keiyo Bank Ltd. (The)	42,000	181,666
Kiyo Bank Ltd. (The)	14,398	249,236
Kyushu Financial Group, Inc.	78,200	493,448
Michinoku Bank Ltd. (The)	3,000	4,939
Minato Bank Ltd. (The)	4,658	88,177
Miyazaki Bank Ltd. (The)	36,000	118,227
Musashino Bank Ltd. (The)	4,700	144,104
Nanto Bank Ltd. (The)	2,900	82,592
Nishi-Nippon Financial Holdings, Inc.	33,300	345,566
North Pacific Bank Ltd.	78,100	273,169
Ogaki Kyoritsu Bank Ltd. (The)	44,000	126,878
Oita Bank Ltd. (The)	39,000	149,947
San-In Godo Bank Ltd. (The)	15,100	126,998
Senshu Ikeda Holdings, Inc.	64,100	270,411
Shiga Bank Ltd. (The)	19,000	97,909
Shikoku Bank Ltd. (The)	51,000	142,070
Tochigi Bank Ltd. (The)	31,600	133,870
Toho Bank Ltd. (The)	26,000	91,403
Tokyo TY Financial Group, Inc.	2,900	79,882
TOMONY Holdings, Inc.	33,400	162,601
Towa Bank Ltd. (The)	132,000	148,024
Yamagata Bank Ltd. (The)(a)	36,000	161,161
Yamaguchi Financial Group, Inc.	37,000	446,858
Yamanashi Chuo Bank Ltd. (The)	14,000	59,060

Total Banks		10,642,771

Beverages - 0.3%
Sapporo Holdings Ltd.	6,400	176,290
Takara Holdings, Inc.	18,200	189,516

Total Beverages		365,806

Building Products - 1.7%
Aica Kogyo Co., Ltd.	11,200	340,904
Bunka Shutter Co., Ltd.	5,100	39,081
Central Glass Co., Ltd.	22,000	94,571
Nichias Corp.	23,000	265,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Nichiha Corp.	5,200	$183,268
Nitto Boseki Co., Ltd.	31,000	148,986
Noritz Corp.	5,400	107,125
Okabe Co., Ltd.	11,800	108,695
Sankyo Tateyama, Inc.	5,100	77,798
Sanwa Holdings Corp.	41,100	433,094
Shin Nippon Air Technologies Co., Ltd.	4,500	63,439
Sinko Industries Ltd.	5,000	80,144
Takara Standard Co., Ltd.	6,617	108,065
Takasago Thermal Engineering Co., Ltd.	11,400	185,265

Total Building Products		2,236,339

Capital Markets - 2.9%
GCA Corp.(a)	23,400	208,676
Ichigo, Inc.	80,800	240,904
Ichiyoshi Securities Co., Ltd.	12,100	101,551
IwaiCosmo Holdings, Inc.	15,800	174,087
kabu.com Securities Co., Ltd.	74,400	250,296
Kyokuto Securities Co., Ltd.	9,900	141,680
Marusan Securities Co., Ltd.(a)	23,900	199,309
Matsui Securities Co., Ltd.	72,200	588,601
Monex Group, Inc.	41,865	110,661
Okasan Securities Group, Inc.	64,000	410,680
SBI Holdings, Inc.	69,800	945,493
Sparx Group Co., Ltd.	26,600	51,136
Tokai Tokyo Financial Holdings, Inc.	95,000	526,744

Total Capital Markets		3,949,818

Chemicals - 7.5%
Achilles Corp.	6,500	109,047
ADEKA Corp.	18,800	286,116
Arakawa Chemical Industries Ltd.	6,600	113,074
C.I. Takiron Corp.	25,000	132,832
Chugoku Marine Paints Ltd.	5,600	43,062
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	23,000	182,182
Denka Co., Ltd.	89,000	458,624
DIC Corp.	20,700	743,365
Fujimi, Inc.	5,900	121,823
Fujimori Kogyo Co., Ltd.	3,700	116,078
Fuso Chemical Co., Ltd.	5,100	165,673
JCU Corp.	1,300	46,164
JSP Corp.	4,817	145,333
Kaneka Corp.	55,240	420,839
KH Neochem Co., Ltd.	7,400	141,664
Konishi Co., Ltd.	4,000	57,245
Kumiai Chemical Industry Co., Ltd.	2,294	13,230
Kureha Corp.	3,700	182,761
Lintec Corp.	15,500	370,532
Nihon Nohyaku Co., Ltd.	17,000	100,160
Nihon Parkerizing Co., Ltd.	14,400	214,411
Nippon Kayaku Co., Ltd.	34,000	481,132
Nippon Shokubai Co., Ltd.	8,200	527,643
Nippon Soda Co., Ltd.	16,000	88,288
Nippon Valqua Industries Ltd.	6,100	120,740
NOF Corp.	26,000	330,901
Okamoto Industries, Inc.	8,000	93,058
Osaka Soda Co., Ltd.	19,885	96,452
Riken Technos Corp.	14,200	75,322
Sakai Chemical Industry Co., Ltd.	27,000	103,569
Sakata INX Corp.	7,700	122,668
Sanyo Chemical Industries Ltd.	4,100	192,666
Sekisui Plastics Co., Ltd.	16,600	135,182
Shikoku Chemicals Corp.	7,000	85,974
Showa Denko K.K.	19,100	442,992
Sumitomo Bakelite Co., Ltd.	36,000	253,756
Sumitomo Seika Chemicals Co., Ltd.	2,600	127,501
T Hasegawa Co., Ltd.	4,100	86,736
Taiyo Holdings Co., Ltd.	6,800	305,625
Toagosei Co., Ltd.	21,500	279,370
Tokai Carbon Co., Ltd.	32,000	176,860
Tokyo Ohka Kogyo Co., Ltd.	6,300	209,981
Toyo Ink SC Holdings Co., Ltd.	79,000	414,827
Toyobo Co., Ltd.	131,000	240,174
Ube Industries Ltd.	207,800	534,480
Zeon Corp.	34,000	362,211

Total Chemicals		10,052,323

Commercial Services & Supplies - 1.3%
Aeon Delight Co., Ltd.	6,300	203,814
Bell System24 Holdings, Inc.(a)	19,700	201,979
Daiseki Co., Ltd.	5,000	111,072
Itoki Corp.	11,800	101,134
Kokuyo Co., Ltd.	16,500	225,120
Mitsubishi Pencil Co., Ltd.	3,600	101,406
Nippon Air Conditioning Services Co., Ltd.	15,700	94,317
Nippon Parking Development Co., Ltd.(a)	45,600	66,152
Okamura Corp.	15,600	148,003
Pilot Corp.	2,300	97,539
Relia, Inc.	14,600	158,786
Sato Holdings Corp.	5,700	142,754
Toppan Forms Co., Ltd.	11,900	122,855

Total Commercial Services & Supplies		1,774,931

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	11,700	272,924

Construction & Engineering - 5.6%
Asunaro Aoki Construction Co., Ltd.	9,100	68,598
COMSYS Holdings Corp.	18,100	372,600
Dai-Dan Co., Ltd.	6,000	70,488
Fudo Tetra Corp.	7,400	11,855
Hazama Ando Corp.	41,700	262,759
Hibiya Engineering Ltd.	8,300	141,756
Kandenko Co., Ltd.	24,000	252,474
Kitano Construction Corp.	38,000	110,591
Kumagai Gumi Co., Ltd.	63,000	202,412
Kyowa Exeo Corp.	23,100	388,358
Kyudenko Corp.	9,200	329,566
Maeda Corp.	18,000	198,327
Maeda Road Construction Co., Ltd.	18,000	359,167
Matsui Construction Co., Ltd.	13,400	106,379
Meisei Industrial Co., Ltd.	11,100	67,276
Mirait Holdings Corp.	10,344	116,089
Nichireki Co., Ltd.	9,100	107,473
Nippo Corp.	14,000	281,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Nippon Densetsu Kogyo Co., Ltd.	6,000	$123,300
Nippon Koei Co., Ltd.(a)	4,200	119,242
Nippon Road Co., Ltd. (The)	28,000	147,526
Nishimatsu Construction Co., Ltd.	64,000	339,480
Okumura Corp.	82,000	551,727
OSJB Holdings Corp.(a)	26,600	69,364
Penta-Ocean Construction Co., Ltd.	43,500	247,388
Raito Kogyo Co., Ltd.	10,800	114,190
Sanki Engineering Co., Ltd.	12,200	136,702
Seikitokyu Kogyo Co., Ltd.	17,200	89,245
Shinnihon Corp.	8,300	67,443
SHO-BOND Holdings Co., Ltd.	3,900	196,805
Sumitomo Densetsu Co., Ltd.	9,300	134,501
Sumitomo Mitsui Construction Co., Ltd.	102,700	109,683
Taihei Dengyo Kaisha Ltd.	11,000	126,976
Taikisha Ltd.	5,900	155,639
Toda Corp.	48,000	299,039
Toenec Corp.	27,000	167,729
Tokyo Energy & Systems, Inc.	13,200	118,654
Tokyu Construction Co., Ltd.	18,700	153,115
Toshiba Plant Systems & Services Corp.	15,000	236,561
Totetsu Kogyo Co., Ltd.	3,100	94,771
Toyo Construction Co., Ltd.	9,300	36,667
Yahagi Construction Co., Ltd.	3,200	26,087
Yokogawa Bridge Holdings Corp.	5,900	81,653
Yurtec Corp.	23,000	157,004

Total Construction & Engineering		7,548,129

Construction Materials - 0.4%
Krosaki Harima Corp.	27,000	104,050
Shinagawa Refractories Co., Ltd.	38,000	90,637
Sumitomo Osaka Cement Co., Ltd.	74,000	351,032

Total Construction Materials		545,719

Consumer Finance - 0.1%
J Trust Co., Ltd.	5,300	41,745
Pocket Card Co., Ltd.	19,200	127,818

Total Consumer Finance		169,563

Containers & Packaging - 0.6%
FP Corp.	4,300	232,681
Fuji Seal International, Inc.	5,800	160,021
Nihon Yamamura Glass Co., Ltd.	66,000	106,907
Rengo Co., Ltd.	51,281	297,572

Total Containers & Packaging		797,181

Distributors - 0.9%
Arata Corp.	1,000	34,042
Canon Marketing Japan, Inc.	27,400	623,304
Doshisha Co., Ltd.	5,300	100,849
Happinet Corp.	6,500	113,964
Paltac Corp.	9,303	313,384

Total Distributors		1,185,543

Diversified Consumer Services - 0.4%
Gakkyusha Co., Ltd.	6,700	92,426
Meiko Network Japan Co., Ltd.	5,300	70,661
Riso Kyoiku Co., Ltd.	8,300	65,744
Studio Alice Co., Ltd.(a)	3,900	79,520
Tokyo Individualized Educational Institute, Inc.(a)	12,800	179,993

Total Diversified Consumer Services		488,344

Diversified Financial Services - 0.7%
Financial Products Group Co., Ltd.	36,200	345,053
Ricoh Leasing Co., Ltd.	5,500	192,373
Zenkoku Hosho Co., Ltd.	9,400	384,416

Total Diversified Financial Services		921,842

Electric Utilities - 0.8%
Hokkaido Electric Power Co., Inc.	7,500	57,138
Hokuriku Electric Power Co.	51,800	467,011
Okinawa Electric Power Co., Inc. (The)	7,375	168,491
Shikoku Electric Power Co., Inc.	29,600	348,793

Total Electric Utilities		1,041,433

Electrical Equipment - 1.7%
Daihen Corp.	21,000	165,032
Denyo Co., Ltd.	6,400	111,128
Fujikura Ltd.	29,400	246,221
Furukawa Electric Co., Ltd.	6,926	308,206
GS Yuasa Corp.	54,000	235,012
Idec Corp.	10,300	133,838
Nippon Carbon Co., Ltd.	2,600	80,643
Nissin Electric Co., Ltd.	19,600	207,757
Nitto Kogyo Corp.	11,600	183,044
Sanyo Denki Co., Ltd.	7,000	71,769
Sinfonia Technology Co., Ltd.	34,000	140,103
Takaoka Toko Co., Ltd.	8,200	118,957
Ushio, Inc.	19,800	248,822

Total Electrical Equipment		2,250,532

Electronic Equipment, Instruments & Components - 4.8%
Ai Holdings Corp.(a)	4,700	126,535
Amano Corp.	14,500	301,847
Anritsu Corp.	24,000	216,589
Azbil Corp.	12,200	463,635
Canon Electronics, Inc.	11,400	233,256
Citizen Watch Co., Ltd.	63,900	448,142
CONEXIO Corp.	14,000	240,726
Daiwabo Holdings Co., Ltd.	39,000	135,715
Dexerials Corp.	23,200	226,714
Enplas Corp.	1,529	47,152
ESPEC Corp.	1,800	27,506
FTGroup Co., Ltd.	10,000	84,283
Hakuto Co., Ltd.	5,900	74,669
Horiba Ltd.	4,100	249,226
Ibiden Co., Ltd.	24,800	426,871
Iriso Electronics Co., Ltd.	900	72,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Japan Aviation Electronics Industry Ltd.	15,000	$207,592
Kaga Electronics Co., Ltd.	10,200	208,975
Koa Corp.	1,300	24,077
Kyosan Electric Manufacturing Co., Ltd.	24,000	125,810
Macnica Fuji Electronics Holdings, Inc.	15,600	227,835
Marubun Corp.	13,100	91,756
Nippon Signal Co., Ltd.	6,100	56,136
Nissha Printing Co., Ltd.	4,400	121,983
Nohmi Bosai Ltd.	4,266	61,431
Oki Electric Industry Co., Ltd.	21,300	301,794
Optex Group Co., Ltd.	2,400	77,643
Osaki Electric Co., Ltd.	13,000	97,188
Ryoden Corp.	13,000	90,246
Ryosan Co., Ltd.	10,600	386,792
Sanshin Electronics Co., Ltd.	9,300	119,437
Satori Electric Co., Ltd.	10,600	78,774
Siix Corp.	2,700	106,933
Sumida Corp.	6,800	107,422
Taiyo Yuden Co., Ltd.	13,300	208,567
Tamura Corp.	23,000	107,058
Topcon Corp.	11,200	192,780
UKC Holdings Corp.	500	8,410
Vitec Holdings Co., Ltd.	6,500	81,047

Total Electronic Equipment, Instruments & Components		6,464,962

Energy Equipment & Services - 0.3%
Modec, Inc.	7,100	157,975
Shinko Plantech Co., Ltd.	28,100	217,077

Total Energy Equipment & Services		375,052

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	1,400	101,175
Arcs Co., Ltd.	6,200	134,142
Axial Retailing, Inc.	2,600	99,155
Belc Co., Ltd.	1,900	94,696
Cawachi Ltd.	1,100	26,599
Cocokara fine, Inc.	2,700	133,366
Create SD Holdings Co., Ltd.	8,100	187,217
Heiwado Co., Ltd.	3,700	79,130
Inageya Co., Ltd.	5,300	89,009
Kato Sangyo Co., Ltd.	7,300	195,884
Kobe Bussan Co., Ltd.	4,600	217,800
Life Corp.	5,500	154,437
Matsumotokiyoshi Holdings Co., Ltd.	6,600	375,347
Ministop Co., Ltd.	5,200	108,943
Mitsubishi Shokuhin Co., Ltd.	7,000	200,917
Okuwa Co., Ltd.	14,000	161,232
Qol Co., Ltd.	5,600	83,980
San-A Co., Ltd.	1,100	48,607
Sogo Medical Co., Ltd.	1,100	47,432
United Super Markets Holdings, Inc.	9,800	103,617
Valor Holdings Co., Ltd.	11,500	260,991
Yamatane Corp.	8,000	116,910
Yaoko Co., Ltd.	2,100	89,805
Yokohama Reito Co., Ltd.	18,500	174,528

Total Food & Staples Retailing		3,284,919

Food Products - 3.1%
Ariake Japan Co., Ltd.	2,700	188,154
Feed One Co., Ltd.	64,400	131,253
Fuji Oil Holdings, Inc.	12,751	294,830
Fujicco Co., Ltd.	4,600	105,256
Hokuto Corp.	12,000	210,929
House Foods Group, Inc.	8,600	215,536
Itoham Yonekyu Holdings, Inc.	46,800	424,432
Kagome Co., Ltd.	6,600	200,890
Kameda Seika Co., Ltd.	1,400	68,405
Marudai Food Co., Ltd.	26,000	121,716
Maruha Nichiro Corp.	6,500	171,698
Megmilk Snow Brand Co., Ltd.	7,900	220,070
Mitsui Sugar Co., Ltd.	8,400	243,343
Morinaga & Co., Ltd.	3,900	221,449
Morinaga Milk Industry Co., Ltd.	18,000	137,131
Nippon Flour Mills Co., Ltd.	14,300	229,212
Nippon Suisan Kaisha Ltd.	22,600	132,149
Nisshin Oillio Group Ltd. (The)	30,000	175,952
Prima Meat Packers Ltd.	26,000	152,723
S Foods, Inc.	3,100	114,084
Sakata Seed Corp.	3,200	99,537
Showa Sangyo Co., Ltd.	28,000	154,005
Starzen Co., Ltd.	2,400	104,984
Warabeya Nichiyo Holdings Co., Ltd.	2,800	77,252

Total Food Products		4,194,990

Gas Utilities - 0.2%
Saibu Gas Co., Ltd.	81,000	191,038
Shizuoka Gas Co., Ltd.	20,700	137,803

Total Gas Utilities		328,841

Health Care Equipment & Supplies - 1.4%
Asahi Intecc Co., Ltd.	3,300	150,080
Eiken Chemical Co., Ltd.	3,200	96,689
Hogy Medical Co., Ltd.	2,500	166,652
Jeol Ltd.	11,000	57,467
Mani, Inc.	4,600	120,240
Nagaileben Co., Ltd.	9,200	213,706
Nakanishi, Inc.	3,100	125,672
Nihon Kohden Corp.	11,400	263,186
Nikkiso Co., Ltd.	13,500	129,762
Nipro Corp.	30,723	400,580
Paramount Bed Holdings Co., Ltd.	4,603	201,146

Total Health Care Equipment & Supplies		1,925,180

Health Care Providers & Services - 1.4%
As One Corp.	4,000	186,899
BML, Inc.	7,900	153,627
Japan Lifeline Co., Ltd.(a)	2,200	93,102
Miraca Holdings, Inc.	12,800	575,294
NichiiGakkan Co., Ltd.	16,500	163,737
Ship Healthcare Holdings, Inc.	8,259	256,899
Solasto Corp.	8,100	108,135
Toho Holdings Co., Ltd.	11,300	222,460
Vital KSK Holdings, Inc.	19,100	155,540

Total Health Care Providers & Services		1,915,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure - 2.7%
Create Restaurants Holdings, Inc.	15,300	$138,212
Doutor Nichires Holdings Co., Ltd.	6,000	127,412
Hiday Hidaka Corp.	3,800	94,560
Hiramatsu, Inc.(a)	7,800	45,956
HIS Co., Ltd.(a)	2,000	60,253
Ichibanya Co., Ltd.(a)	3,200	109,505
KFC Holdings Japan Ltd.	10,100	179,240
KOMEDA Holdings Co., Ltd.	11,400	182,019
Kyoritsu Maintenance Co., Ltd.	4,100	119,140
MOS Food Services, Inc.	3,000	92,248
Ohsho Food Service Corp.	4,900	186,868
Plenus Co., Ltd.	10,200	215,420
Resorttrust, Inc.	23,300	429,254
Round One Corp.	17,700	167,611
Saizeriya Co., Ltd.	3,400	98,950
SFP Holdings Co., Ltd.	2,800	36,283
Skylark Co., Ltd.(a)	37,000	531,488
St. Marc Holdings Co., Ltd.	5,100	156,141
Tokyo Dome Corp.	16,500	149,199
Tokyotokeiba Co., Ltd.	5,700	145,087
Toridoll Holdings Corp.	2,900	74,771
Yoshinoya Holdings Co., Ltd.	7,700	128,425
Zensho Holdings Co., Ltd.	9,900	179,656

Total Hotels, Restaurants & Leisure		3,647,698

Household Durables - 2.4%
Alpine Electronics, Inc.	13,000	194,491
Clarion Co., Ltd.	20,000	76,006
Cleanup Corp.	17,400	133,953
ES-Con Japan Ltd.	20,300	86,179
Foster Electric Co., Ltd.	2,006	34,564
France Bed Holdings Co., Ltd.	17,000	151,148
Fuji Corp., Ltd.	25,800	171,525
Fujitsu General Ltd.	7,000	162,229
JVC Kenwood Corp.	24,200	72,152
Ki-Star Real Estate Co., Ltd.	4,000	74,226
Meiwa Estate Co., Ltd.	10,300	73,244
Misawa Homes Co., Ltd.	8,600	77,382
Mitsui Home Co., Ltd.	11,000	72,446
Nihon House Holdings Co., Ltd.	24,800	116,760
Nissei Build Kogyo Co., Ltd.	24,000	133,286
Pressance Corp.	6,800	89,690
Sanei Architecture Planning Co., Ltd.	2,400	37,593
Sangetsu Corp.	19,300	334,778
Starts Corp., Inc.	8,600	204,438
Sumitomo Forestry Co., Ltd.	29,200	458,946
Tamron Co., Ltd.	6,800	117,590
TOA Corp.	4,300	41,331
Token Corp.	1,300	159,897
Zojirushi Corp.	12,500	142,511

Total Household Durables		3,216,365

Household Products - 0.1%
Earth Chemical Co., Ltd.	3,400	174,902

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.(a)	1,600	11,705

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	30,700	311,481
TOKAI Holdings Corp.	34,300	256,120

Total Industrial Conglomerates		567,601

Internet & Catalog Retail - 0.3%
ASKUL Corp.(a)	6,100	187,571
Belluna Co., Ltd.	15,100	180,351

Total Internet & Catalog Retail		367,922

Internet Software & Services - 1.1%
COOKPAD, Inc.(a)	14,100	114,321
Dip Corp.	7,900	160,447
F@N Communications, Inc.	12,600	111,355
GMO Internet, Inc.(a)	19,000	246,716
Gurunavi, Inc.	11,400	185,265
Infomart Corp.	13,400	101,609
Internet Initiative Japan, Inc.	4,100	74,476
Kakaku.com, Inc.	33,900	486,656

Total Internet Software & Services		1,480,845

IT Services - 1.9%
Digital Garage, Inc.(a)	1,000	18,770
DTS Corp.	5,300	162,500
Future Corp.	8,700	68,061
GMO Payment Gateway, Inc.	1,200	66,429
Information Services International-Dentsu Ltd.	5,100	119,512
Kanematsu Electronics Ltd.	4,400	135,102
Mitsubishi Research Institute, Inc.	5,900	171,182
NEC Networks & System Integration Corp.	13,400	290,993
NET One Systems Co., Ltd.	25,900	245,492
Nihon Unisys Ltd.	18,400	291,000
NS Solutions Corp.	18,200	432,485
TIS, Inc.	7,900	219,366
Transcosmos, Inc.	12,300	294,473

Total IT Services		2,515,365

Leisure Products - 2.0%
Daikoku Denki Co., Ltd.(a)	4,000	61,374
Dunlop Sports Co., Ltd.	12,600	126,381
Fields Corp.	18,600	199,806
Furyu Corp.	5,300	63,962
Heiwa Corp.	24,900	555,131
Mizuno Corp.	22,000	125,312
Sankyo Co., Ltd.	33,900	1,149,510
Tomy Co., Ltd.	7,700	91,693
Universal Entertainment Corp.(a)	9,400	287,371

Total Leisure Products		2,660,540

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	6,400	100,192

Machinery - 6.2%
Aichi Corp.	6,900	47,900
Aida Engineering Ltd.	14,000	133,944
Alinco, Inc.	12,100	120,505
Anest Iwata Corp.	2,800	25,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Asahi Diamond Industrial Co., Ltd.	600	$4,406
Bando Chemical Industries Ltd.	15,600	154,390
CKD Corp.	13,000	197,962
DMG Mori Co., Ltd.	13,300	218,155
Ebara Corp.	12,100	334,915
Fujitec Co., Ltd.	19,100	249,374
Furukawa Co., Ltd.	40,000	69,420
Giken Ltd.(a)	2,500	66,861
Glory Ltd.	8,600	281,666
Harmonic Drive Systems, Inc.(a)	4,000	138,483
Hirata Corp.(a)	400	41,438
Hitachi Zosen Corp.	15,035	73,997
Japan Steel Works Ltd. (The)	12,403	194,059
Juki Corp.	7,400	107,088
Kato Works Co., Ltd.	5,000	140,619
Kitagawa Iron Works Co., Ltd.	4,200	87,992
Kito Corp.	8,700	89,044
Kitz Corp.	19,500	181,880
Kurita Water Industries Ltd.	12,300	334,977
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,300	149,317
Makino Milling Machine Co., Ltd.	16,000	132,004
Max Co., Ltd.	9,000	129,922
Meidensha Corp.	17,000	58,250
METAWATER Co., Ltd.	4,400	120,612
Mitsubishi Nichiyu Forklift Co., Ltd.	8,700	60,240
Mitsuboshi Belting Ltd.	10,000	110,983
Mitsui Engineering & Shipbuilding Co., Ltd.	74,000	105,376
Miura Co., Ltd.	7,700	149,943
Morita Holdings Corp.	4,900	76,753
Nachi-Fujikoshi Corp.	44,000	249,448
Nippon Thompson Co., Ltd.	16,700	88,137
Nissei ASB Machine Co., Ltd.	2,900	100,659
Nitta Corp.	4,200	130,643
Noritake Co., Ltd.	2,600	88,973
NTN Corp.	91,000	419,527
Obara Group, Inc.	2,500	136,170
Oiles Corp.	3,000	53,026
OKUMA Corp.	20,000	189,925
OSG Corp.	12,200	248,104
Ryobi Ltd.	33,000	134,220
Shibuya Corp.	2,800	84,229
Shima Seiki Manufacturing Ltd.	3,700	172,223
Shinmaywa Industries Ltd.	7,000	59,060
Sodick Co., Ltd.	9,200	106,853
Star Micronics Co., Ltd.	11,900	192,332
Tadano Ltd.	13,300	159,681
Takeuchi Manufacturing Co., Ltd.	2,300	42,086
Takuma Co., Ltd.	10,000	100,392
Tocalo Co., Ltd.	4,700	154,770
Toshiba Machine Co., Ltd.	42,000	188,394
Tsubaki Nakashima Co., Ltd.(a)	12,300	237,877
Tsubakimoto Chain Co.	37,000	318,761
Tsugami Corp.	6,000	43,040
Union Tool Co.	3,200	89,569
YAMABIKO Corp.	7,900	85,145
Yushin Precision Equipment Co., Ltd.	3,200	78,775

Total Machinery		8,340,137

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	23,200	99,317

Media - 1.5%
Asahi Broadcasting Corp.	18,400	133,628
Avex Group Holdings, Inc.	18,000	241,100
D.A. Consortium Holdings, Inc.	3,700	48,374
Daiichikosho Co., Ltd.	9,800	459,647
Kadokawa Dwango*	5,900	76,244
LIFULL Co., Ltd.	10,300	90,295
SKY Perfect JSAT Holdings, Inc.	122,800	527,878
Toei Co., Ltd.	10,000	94,874
Tri-Stage, Inc.(a)	12,000	73,158
Tv Tokyo Holdings Corp.	4,100	83,781
Wowow, Inc.	4,000	108,401
Zenrin Co., Ltd.	4,700	135,947

Total Media		2,073,327

Metals & Mining - 2.9%
Aichi Steel Corp.	2,300	90,784
Alconix Corp.	5,600	98,035
Asahi Holdings, Inc.	6,000	98,629
Daido Steel Co., Ltd.	69,000	397,321
Dowa Holdings Co., Ltd.	48,000	363,546
Godo Steel Ltd.	4,500	80,100
Kyoei Steel Ltd.	9,300	154,034
Maruichi Steel Tube Ltd.	21,900	636,379
Mitsubishi Steel Manufacturing Co., Ltd.	27,000	63,439
Mitsui Mining & Smelting Co., Ltd.	97,000	378,987
Nippon Denko Co., Ltd.	34,600	121,944
Nippon Light Metal Holdings Co., Ltd.	164,300	390,424
Nittetsu Mining Co., Ltd.	2,200	118,459
Sanyo Special Steel Co., Ltd.	36,000	203,774
Toho Zinc Co., Ltd.	27,000	113,421
Tokyo Rope Manufacturing Co., Ltd.(a)	3,500	53,360
Tokyo Steel Manufacturing Co., Ltd.	14,800	125,265
Topy Industries Ltd.	4,900	145,875
Toyo Kohan Co., Ltd.	24,100	89,656
UACJ Corp.	51,532	141,259

Total Metals & Mining		3,864,691

Multiline Retail - 0.7%
H2O Retailing Corp.	18,400	334,560
Parco Co., Ltd.	17,100	205,912
Takashimaya Co., Ltd.	39,000	371,049

Total Multiline Retail		911,521

Oil, Gas & Consumable Fuels - 0.9%
BP Castrol K.K.	8,200	136,837
Cosmo Energy Holdings Co., Ltd.	17,700	278,985
Fuji Oil Co., Ltd.	32,500	98,055
Itochu Enex Co., Ltd.	42,000	371,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Nippon Gas Co., Ltd.	4,100	$132,823
San-Ai Oil Co., Ltd.	16,300	166,395

Total Oil, Gas & Consumable Fuels		1,185,024

Paper & Forest Products - 0.8%
Chuetsu Pulp & Paper Co., Ltd.	43,000	90,317
Daiken Corp.	6,400	137,501
Daio Paper Corp.(a)	10,500	141,576
Hokuetsu Kishu Paper Co., Ltd.	26,500	207,783
Nippon Paper Industries Co., Ltd.	27,900	571,359

Total Paper & Forest Products		1,148,536

Personal Products - 1.0%
Artnature, Inc.	22,100	142,403
Ci:z Holdings Co., Ltd.	6,400	241,510
Fancl Corp.	14,000	257,298
Mandom Corp.	3,000	162,602
Milbon Co., Ltd.	2,200	123,745
Noevir Holdings Co., Ltd.	7,100	361,445

Total Personal Products		1,289,003

Pharmaceuticals - 2.2%
Fuji Pharma Co., Ltd.	3,300	112,193
JCR Pharmaceuticals Co., Ltd.	2,900	73,455
Kaken Pharmaceutical Co., Ltd.	11,000	600,125
KYORIN Holdings, Inc.	12,900	286,105
Mochida Pharmaceutical Co., Ltd.	2,600	187,433
Nichi-iko Pharmaceutical Co., Ltd.(a)	11,500	179,317
Rohto Pharmaceutical Co., Ltd.	10,300	212,857
Sawai Pharmaceutical Co., Ltd.	8,200	460,502
Seikagaku Corp.	6,100	101,630
Torii Pharmaceutical Co., Ltd.	2,800	68,206
Towa Pharmaceutical Co., Ltd.	1,500	70,087
Tsumura & Co.	11,200	454,539
ZERIA Pharmaceutical Co., Ltd.	7,200	133,286

Total Pharmaceuticals		2,939,735

Professional Services - 1.6%
Altech Corp.	3,100	101,393
Benefit One, Inc.	3,400	135,867
en-japan, Inc.	3,500	91,176
FULLCAST Holdings Co., Ltd.	4,900	56,649
Funai Soken Holdings, Inc.	5,860	149,264
JAC Recruitment Co., Ltd.	4,900	74,006
Japan Asia Group Ltd.	7,200	27,298
Meitec Corp.	8,500	361,984
Nihon M&A Center, Inc.	4,000	146,315
Nomura Co., Ltd.	6,400	145,817
Pasco Corp.	16,000	51,976
Space Co., Ltd.	9,100	120,189
Tanseisha Co., Ltd.	5,800	61,634
TechnoPro Holdings, Inc.	7,800	313,777
Weathernews, Inc.	2,800	93,574
World Holdings Co., Ltd.(a)	3,200	74,617
Yumeshin Holdings Co., Ltd.(a)	25,400	168,866

Total Professional Services		2,174,402

Real Estate Management & Development - 3.0%
Airport Facilities Co., Ltd.	7,000	38,003
Daibiru Corp.	14,900	154,888
Daikyo, Inc.	221,000	450,418
Goldcrest Co., Ltd.	6,900	152,542
Heiwa Real Estate Co., Ltd.	2,500	40,272
Investors Cloud Co., Ltd.	1,100	53,649
Keihanshin Building Co., Ltd.	22,600	140,596
Kenedix, Inc.	21,700	102,359
Leopalace21 Corp.	86,300	536,111
Nippon Commercial Development Co., Ltd.(a)	1,900	27,901
NTT Urban Development Corp.	48,700	469,836
Open House Co., Ltd.	11,400	351,050
Raysum Co., Ltd.	11,000	92,809
Relo Group, Inc.	9,280	180,628
SAMTY Co., Ltd.	7,400	80,678
Sun Frontier Fudousan Co., Ltd.	9,000	90,353
Takara Leben Co., Ltd.	39,400	176,732
TOC Co., Ltd.	10,900	102,927
Tokyo Tatemono Co., Ltd.	30,300	396,953
Tosei Corp.	21,600	153,407
Unizo Holdings Co., Ltd.	7,400	205,153

Total Real Estate Management & Development		3,997,265

Road & Rail - 2.2%
Fukuyama Transporting Co., Ltd.(a)	33,000	209,407
Hitachi Transport System Ltd.	12,600	296,160
Ichinen Holdings Co., Ltd.	11,200	121,310
Maruzen Showa Unyu Co., Ltd.	33,000	138,332
Nankai Electric Railway Co., Ltd.	45,000	232,690
Nikkon Holdings Co., Ltd.	14,600	337,323
Nishi-Nippon Railroad Co., Ltd.	28,000	125,845
Sakai Moving Service Co., Ltd.(a)	2,400	92,809
Sankyu, Inc.	40,000	260,591
Seino Holdings Co., Ltd.	33,300	442,479
Senko Group Holdings Co., Ltd.	24,700	160,475
Sotetsu Holdings, Inc.	86,000	426,326
Tonami Holdings Co., Ltd.	27,000	100,926

Total Road & Rail		2,944,673

Semiconductors & Semiconductor Equipment - 0.9%
Japan Material Co., Ltd.(a)	2,200	41,079
Lasertec Corp.	9,900	137,715
MegaChips Corp.	4,692	115,838
Mimasu Semiconductor Industry Co., Ltd.	7,100	106,917
NuFlare Technology, Inc.	1,900	113,466
Shindengen Electric Manufacturing Co., Ltd.	12,000	65,148
Shinko Electric Industries Co., Ltd.	39,000	330,091
Tokyo Seimitsu Co., Ltd.	7,600	244,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
Ulvac, Inc.	900	$43,254

Total Semiconductors & Semiconductor Equipment		1,198,025

Software - 1.5%
Broadleaf Co., Ltd.	11,300	69,695
Capcom Co., Ltd.	10,800	255,967
COLOPL, Inc.(a)	17,300	175,217
Fuji Soft, Inc.	2,700	76,295
GungHo Online Entertainment, Inc.	98,000	252,065
Koei Tecmo Holdings Co., Ltd.	20,500	406,497
Marvelous, Inc.(a)	12,500	123,153
Miroku Jyoho Service Co., Ltd.	2,900	61,505
MTI Ltd.	17,100	110,337
NSD Co., Ltd.	7,700	138,704
OBIC Business Consultants Co., Ltd.	3,700	193,298
SRA Holdings	3,000	80,634
Systena Corp.	5,800	116,557

Total Software		2,059,924

Specialty Retail - 4.9%
Adastria Co., Ltd.	10,622	295,896
Alpen Co., Ltd.(a)	10,500	187,180
AOKI Holdings, Inc.	17,600	223,211
Aoyama Trading Co., Ltd.	22,600	805,562
Arcland Sakamoto Co., Ltd.	7,300	98,039
Autobacs Seven Co., Ltd.	20,400	331,164
Bic Camera, Inc.	13,900	147,462
Chiyoda Co., Ltd.	8,600	225,256
DCM Holdings Co., Ltd.	23,300	204,259
EDION Corp.	28,100	255,091
Geo Holdings Corp.	20,800	215,664
Gfoot Co., Ltd.	22,400	162,876
Hard Off Corp. Co., Ltd.	10,900	112,143
IDOM, Inc.	18,000	124,155
Joshin Denki Co., Ltd.	7,000	100,988
K’s Holdings Corp.	25,134	491,003
Keiyo Co., Ltd.	16,200	112,604
Kohnan Shoji Co., Ltd.	5,600	104,315
Komeri Co., Ltd.	6,600	167,820
Konaka Co., Ltd.	17,400	93,225
Nishimatsuya Chain Co., Ltd.	16,700	171,221
Nojima Corp.	5,000	77,741
PAL GROUP Holdings Co., Ltd.	2,900	75,339
PC Depot Corp.(a)	12,400	64,009
Right On Co., Ltd.	10,200	89,146
Sanrio Co., Ltd.	31,557	619,288
Shimachu Co., Ltd.	11,400	271,506
T-Gaia Corp.	17,000	322,570
United Arrows Ltd.	3,800	123,273
VT Holdings Co., Ltd.	18,354	90,496
Xebio Holdings Co., Ltd.	6,100	107,602
Yellow Hat Ltd.	3,500	83,482

Total Specialty Retail		6,553,586

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co., Ltd.	6,300	127,615
Hitachi Maxell Ltd.	9,600	196,169
MCJ Co., Ltd.	9,900	104,498
Riso Kagaku Corp.	12,200	238,224
Roland DG Corp.	2,300	52,444
Wacom Co., Ltd.	23,500	75,294

Total Technology Hardware, Storage & Peripherals		794,244

Textiles, Apparel & Luxury Goods - 1.4%
Descente Ltd.	5,700	77,109
Fujibo Holdings, Inc.	2,100	58,967
Goldwin, Inc.	800	49,057
Gunze Ltd.	44,000	157,814
Japan Wool Textile Co., Ltd. (The)	26,200	218,489
Kurabo Industries Ltd.	57,000	131,390
Onward Holdings Co., Ltd.	51,639	381,916
Seiko Holdings Corp.	43,000	175,659
Seiren Co., Ltd.	10,400	163,460
Wacoal Holdings Corp.	28,000	378,533
Yondoshi Holdings, Inc.	5,600	139,601

Total Textiles, Apparel & Luxury Goods		1,931,995

Trading Companies & Distributors - 3.4%
Advan Co., Ltd.	10,100	102,654
Daiichi Jitsugyo Co., Ltd.	7,000	38,252
Gecoss Corp.	11,000	131,479
Hanwa Co., Ltd.	41,000	293,378
Inaba Denki Sangyo Co., Ltd.	7,700	292,279
Inabata & Co., Ltd.	18,100	239,862
Iwatani Corp.	24,000	148,879
Japan Pulp & Paper Co., Ltd.	29,000	109,434
Kamei Corp.	8,800	119,672
Kanamoto Co., Ltd.	3,300	109,550
Kanematsu Corp.	64,000	131,008
Kuroda Electric Co., Ltd.	9,400	184,219
Mitsui Matsushima Co., Ltd.	6,800	84,304
Nagase & Co., Ltd.	23,500	357,436
Nippon Steel & Sumikin Bussan Corp.	8,896	426,748
Nishio Rent All Co., Ltd.	3,200	101,958
Onoken Co., Ltd.	6,800	105,244
Sanyo Trading Co., Ltd.	4,500	105,051
Seika Corp.	22,000	77,928
Sojitz Corp.	319,400	784,571
Trusco Nakayama Corp.	4,700	112,229
Wakita & Co., Ltd.	8,800	102,051
Yamazen Corp.	21,400	216,933
Yuasa Trading Co., Ltd.	6,800	206,372

Total Trading Companies & Distributors		4,581,491

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	4,500	172,014
Kamigumi Co., Ltd.	25,000	262,104
Mitsubishi Logistics Corp.	8,000	106,444
Nissin Corp.	24,000	116,198

Total Transportation Infrastructure		656,760

TOTAL COMMON STOCKS (Cost: $118,174,974)		134,114,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $4,224,098)(c)	4,224,098	$4,224,098

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $122,399,072)		138,338,639
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.0)%		(4,006,917)

NET ASSETS - 100.0%		$134,331,722

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,356,158 and the total market value of the collateral held by the Fund was $4,579,408. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $355,310.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	USD	484	JPY	54,368	$—
7/5/2017	JPY	2,790,627,806	USD	25,271,909	435,421
7/5/2017	JPY	2,790,594,953	USD	25,271,909	435,713
7/5/2017	JPY	2,790,862,835	USD	25,271,909	433,329
7/5/2017	JPY	2,790,610,116	USD	25,271,909	435,578
7/5/2017	JPY	2,126,156,493	USD	19,254,792	332,075
7/5/2017	JPY	428,247,480	USD	3,882,014	70,627
7/5/2017	JPY	848,357,482	USD	7,764,028	213,677
7/5/2017	JPY	428,926,832	USD	3,882,014	64,580
7/5/2017	JPY	3,373,530	USD	30,000	(24)
7/5/2017	USD	3,882,014	JPY	429,284,365	(61,398)
7/5/2017	USD	381,000	JPY	42,449,762	(3,199)
7/5/2017	USD	1,406,185	JPY	156,596,698	(12,480)
7/5/2017	USD	27,342,269	JPY	3,072,259,371	730
7/5/2017	USD	20,832,209	JPY	2,340,748,667	371
7/5/2017	USD	27,342,269	JPY	3,072,270,308	827
7/5/2017	USD	27,342,269	JPY	3,072,253,903	681
7/5/2017	USD	27,342,269	JPY	3,072,177,344	—
8/3/2017	JPY	3,183,951,100	USD	28,370,305	(1,033)
8/3/2017	JPY	2,425,835,589	USD	21,615,475	(498)
8/3/2017	JPY	3,184,010,678	USD	28,370,305	(1,563)
8/3/2017	JPY	3,183,948,263	USD	28,370,305	(1,007)
8/3/2017	JPY	3,183,834,782	USD	28,370,305	4

					$2,342,411

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.4%
AIT Corp.	28,200	$261,018
Kintetsu World Express, Inc.	25,800	455,105
Konoike Transport Co., Ltd.	45,000	613,564
Maruwa Unyu Kikan Co., Ltd.(a)	7,200	268,814
SBS Holdings, Inc.	10,000	79,299
Shibusawa Warehouse Co., Ltd. (The)	102,000	329,530

Total Air Freight & Logistics		2,007,330

Auto Components - 5.3%
Aisan Industry Co., Ltd.	37,500	296,369
Daido Metal Co., Ltd.	16,700	151,156
Daikyonishikawa Corp.	28,400	378,886
Eagle Industry Co., Ltd.	39,100	659,438
Exedy Corp.	37,725	1,062,652
FCC Co., Ltd.	33,700	678,439
G-Tekt Corp.	16,600	309,071
H-One Co., Ltd.	19,800	216,926
Imasen Electric Industrial	29,200	341,481
Kasai Kogyo Co., Ltd.	27,500	354,397
Keihin Corp.	70,821	966,257
KYB Corp.	127,400	651,967
Mitsuba Corp.	16,300	300,149
Musashi Seimitsu Industry Co., Ltd.	20,500	592,960
NHK Spring Co., Ltd.	156,300	1,642,847
Nifco, Inc.	32,786	1,759,519
Nissin Kogyo Co., Ltd.	37,300	592,232
Pacific Industrial Co., Ltd.	34,700	450,272
Piolax, Inc.	9,400	261,855
Press Kogyo Co., Ltd.	82,900	384,397
Sanoh Industrial Co., Ltd.	67,100	474,167
Shoei Co., Ltd.	21,100	590,597
Sumitomo Riko Co., Ltd.	44,700	459,890
Tachi-S Co., Ltd.	14,300	260,775
Taiho Kogyo Co., Ltd.	41,000	518,156
Tokai Rika Co., Ltd.	75,258	1,384,463
Topre Corp.	27,900	754,859
Toyo Tire & Rubber Co., Ltd.(a)	97,800	1,992,383
Toyoda Gosei Co., Ltd.	90,500	2,157,792
TPR Co., Ltd.	20,200	651,700
TS Tech Co., Ltd.	49,800	1,449,324
Unipres Corp.	23,203	515,439
Yokohama Rubber Co., Ltd. (The)	137,700	2,763,559
Yorozu Corp.	35,400	549,462

Total Auto Components		26,573,836

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	35,700	354,903

Banks - 8.2%
77 Bank Ltd. (The)	166,000	816,999
Akita Bank Ltd. (The)	42,000	124,101
Aomori Bank Ltd. (The)	170,622	604,375
Awa Bank Ltd. (The)	121,378	825,319
Bank of Iwate Ltd. (The)	9,500	378,782
Bank of Kyoto Ltd. (The)	181,000	1,707,547
Bank of Nagoya Ltd. (The)	10,669	402,604
Bank of Okinawa Ltd. (The)	18,380	745,931
Bank of Saga Ltd. (The)	122,448	283,344
Bank of the Ryukyus Ltd.	31,608	462,474
Chugoku Bank Ltd. (The)	96,200	1,438,377
Daishi Bank Ltd. (The)	260,552	1,198,873
Ehime Bank Ltd. (The)	27,999	352,604
Eighteenth Bank Ltd. (The)	112,046	320,103
FIDEA Holdings Co., Ltd.	327,000	544,224
Fukui Bank Ltd. (The)	96,671	241,764
Gunma Bank Ltd. (The)	339,400	2,035,917
Hachijuni Bank Ltd. (The)	388,000	2,462,122
Hiroshima Bank Ltd. (The)	449,000	1,990,050
Hokkoku Bank Ltd. (The)	216,621	830,933
Hokuetsu Bank Ltd. (The)	20,000	475,258
Hokuhoku Financial Group, Inc.	114,100	1,818,735
Hyakugo Bank Ltd. (The)	118,000	479,939
Hyakujushi Bank Ltd. (The)	146,000	482,075
Iyo Bank Ltd. (The)	181,500	1,502,270
Jimoto Holdings, Inc.	276,500	502,011
Juroku Bank Ltd. (The)	174,000	548,202
Kansai Urban Banking Corp.	74,000	884,496
Keiyo Bank Ltd. (The)	158,684	686,369
Kiyo Bank Ltd. (The)	56,490	977,866
Kyushu Financial Group, Inc.	267,200	1,686,052
Minato Bank Ltd. (The)	17,400	329,386
Miyazaki Bank Ltd. (The)	162,000	532,022
Musashino Bank Ltd. (The)	30,600	938,208
Nanto Bank Ltd. (The)	10,800	307,583
Nishi-Nippon Financial Holdings, Inc.	124,900	1,296,132
North Pacific Bank Ltd.	292,915	1,024,525
Ogaki Kyoritsu Bank Ltd. (The)	164,423	474,128
Oita Bank Ltd. (The)	133,000	511,356
San-In Godo Bank Ltd. (The)	56,800	477,714
Senshu Ikeda Holdings, Inc.	240,240	1,013,472
Shiga Bank Ltd. (The)	148,923	767,412
Shikoku Bank Ltd. (The)	221,000	615,637
Tochigi Bank Ltd. (The)	46,543	197,174
Toho Bank Ltd. (The)	162,000	569,509
Tokyo TY Financial Group, Inc.	10,700	294,736
TOMONY Holdings, Inc.	69,077	336,286
Towa Bank Ltd. (The)	387,000	433,980
Yamagata Bank Ltd. (The)	124,000	555,109
Yamaguchi Financial Group, Inc.	123,000	1,485,502
Yamanashi Chuo Bank Ltd. (The)	173,000	729,815

Total Banks		40,699,402

Beverages - 0.3%
Sapporo Holdings Ltd.	32,098	884,152
Takara Holdings, Inc.	69,611	724,856

Total Beverages		1,609,008

Building Products - 1.7%
Aica Kogyo Co., Ltd.	40,815	1,242,322
Bunka Shutter Co., Ltd.	21,100	161,687
Central Glass Co., Ltd.	82,933	356,503
Nichias Corp.	89,827	1,038,495
Nichiha Corp.	18,100	637,914
Nitto Boseki Co., Ltd.	126,996	610,340
Noritz Corp.	22,600	448,339
Okabe Co., Ltd.	18,100	166,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Sankyo Tateyama, Inc.	16,500	$251,700
Sanwa Holdings Corp.	154,166	1,624,533
Shin Nippon Air Technologies Co., Ltd.	10,100	142,385
Sinko Industries Ltd.	11,000	176,317
Takara Standard Co., Ltd.	26,231	428,390
Takasago Thermal Engineering Co., Ltd.	57,172	929,121

Total Building Products		8,214,773

Capital Markets - 3.0%
GCA Corp.	80,200	715,205
Ichigo, Inc.	316,000	942,150
Ichiyoshi Securities Co., Ltd.	72,688	610,046
IwaiCosmo Holdings, Inc.	57,900	637,951
kabu.com Securities Co., Ltd.	304,200	1,023,386
Kyokuto Securities Co., Ltd.	53,200	761,353
Marusan Securities Co., Ltd.	89,800	748,866
Matsui Securities Co., Ltd.	270,900	2,208,476
Monex Group, Inc.	72,994	192,944
Okasan Securities Group, Inc.	281,000	1,803,142
SBI Holdings, Inc.	224,800	3,045,084
Sparx Group Co., Ltd.	121,700	233,955
Tokai Tokyo Financial Holdings, Inc.	396,800	2,200,128

Total Capital Markets		15,122,686

Chemicals - 7.5%
Achilles Corp.	27,700	464,707
ADEKA Corp.	71,625	1,090,057
Arakawa Chemical Industries Ltd.	26,200	448,870
C.I. Takiron Corp.	87,000	462,255
Chugoku Marine Paints Ltd.	64,200	493,670
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	58,714	465,072
Denka Co., Ltd.	320,000	1,648,985
DIC Corp.	72,100	2,589,209
Fujimi, Inc.	17,300	357,209
Fujimori Kogyo Co., Ltd.	5,900	185,097
Fuso Chemical Co., Ltd.	19,100	620,461
JCU Corp.	4,500	159,799
JSP Corp.	19,323	582,992
Kaneka Corp.	238,000	1,813,172
KH Neochem Co., Ltd.	28,900	553,256
Konishi Co., Ltd.	20,600	294,810
Kumiai Chemical Industry Co., Ltd.	10,124	58,387
Kureha Corp.	12,764	630,475
Lintec Corp.	55,165	1,318,736
Nihon Nohyaku Co., Ltd.	66,900	394,160
Nihon Parkerizing Co., Ltd.	66,000	982,716
Nippon Kayaku Co., Ltd.	128,000	1,811,321
Nippon Shokubai Co., Ltd.	24,500	1,576,495
Nippon Soda Co., Ltd.	78,091	430,904
Nippon Valqua Industries Ltd.	20,337	402,541
NOF Corp.	112,000	1,425,418
Okamoto Industries, Inc.	36,436	423,833
Osaka Soda Co., Ltd.	98,000	475,347
Riken Technos Corp.	56,400	299,167
Sakata INX Corp.	44,200	704,147
Sanyo Chemical Industries Ltd.	14,135	664,229
Sekisui Plastics Co., Ltd.	66,500	541,541
Shikoku Chemicals Corp.	46,000	564,970
Showa Denko K.K.	71,700	1,662,960
Sumitomo Bakelite Co., Ltd.	137,092	966,330
Sumitomo Seika Chemicals Co., Ltd.	11,700	573,754
T Hasegawa Co., Ltd.	16,800	355,408
Taiyo Holdings Co., Ltd.	23,591	1,060,293
Toagosei Co., Ltd.	103,500	1,344,874
Tokai Carbon Co., Ltd.	120,500	665,989
Tokyo Ohka Kogyo Co., Ltd.	24,800	826,593
Toyo Ink SC Holdings Co., Ltd.	255,512	1,341,688
Toyobo Co., Ltd.	440,531	807,666
Ube Industries Ltd.	652,930	1,679,395
Zeon Corp.	108,000	1,150,552

Total Chemicals		37,369,510

Commercial Services & Supplies - 1.3%
Aeon Delight Co., Ltd.	28,800	931,719
Bell System24 Holdings, Inc.	70,500	722,820
Daiseki Co., Ltd.	14,007	311,156
Itoki Corp.	46,700	400,250
Kokuyo Co., Ltd.	48,003	654,936
Kyodo Printing Co., Ltd.	123,049	418,340
Mitsubishi Pencil Co., Ltd.	6,800	191,545
Nippon Air Conditioning Services Co., Ltd.	41,700	250,512
Nippon Parking Development Co., Ltd.(a)	280,600	407,065
Okamura Corp.	70,876	672,426
Pilot Corp.	300	12,723
Relia, Inc.	45,600	495,934
Sato Holdings Corp.	24,638	617,046
Toppan Forms Co., Ltd.	44,700	461,481

Total Commercial Services & Supplies		6,547,953

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	43,948	1,025,167

Construction & Engineering - 5.4%
Asunaro Aoki Construction Co., Ltd.	64,600	486,972
COMSYS Holdings Corp.	76,800	1,580,975
Dai-Dan Co., Ltd.	6,000	70,488
Fudo Tetra Corp.	46,500	74,493
Hazama Ando Corp.	129,300	814,742
Hibiya Engineering Ltd.	23,500	401,357
Kandenko Co., Ltd.	105,138	1,106,026
Kitano Construction Corp.	136,651	397,694
Kumagai Gumi Co., Ltd.	216,000	693,984
Kyowa Exeo Corp.	84,466	1,420,045
Kyudenko Corp.	33,790	1,210,437
Maeda Corp.	60,087	662,048
Maeda Road Construction Co., Ltd.	74,694	1,490,423
Matsui Construction Co., Ltd.	45,100	358,039
Meisei Industrial Co., Ltd.	53,800	326,075
Mirait Holdings Corp.	45,900	515,129
Nichireki Co., Ltd.	35,800	422,807
Nippo Corp.	55,358	1,112,974
Nippon Densetsu Kogyo Co., Ltd.	22,000	452,100
Nippon Koei Co., Ltd.(a)	15,200	431,542
Nippon Road Co., Ltd. (The)	80,000	421,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Nishimatsu Construction Co., Ltd.	254,037	$1,347,509
Okumura Corp.	250,853	1,687,833
OSJB Holdings Corp.(a)	83,000	216,438
Penta-Ocean Construction Co., Ltd.	148,693	845,629
Raito Kogyo Co., Ltd.	35,500	375,347
Sanki Engineering Co., Ltd.	40,600	454,925
Shinnihon Corp.	31,000	251,896
SHO-BOND Holdings Co., Ltd.	12,900	650,970
Sumitomo Densetsu Co., Ltd.	24,900	360,115
Sumitomo Mitsui Construction Co., Ltd.	452,800	483,589
Taihei Dengyo Kaisha Ltd.	36,000	415,557
Taikisha Ltd.	31,165	822,117
Toda Corp.	195,549	1,218,265
Toenec Corp.	29,000	180,153
Tokyu Construction Co., Ltd.	55,900	457,707
Toshiba Plant Systems & Services Corp.	48,000	756,995
Totetsu Kogyo Co., Ltd.	13,979	427,357
Toyo Construction Co., Ltd.	30,600	120,646
Yahagi Construction Co., Ltd.	45,700	372,563
Yokogawa Bridge Holdings Corp.	11,800	163,306
Yurtec Corp.	77,000	525,623

Total Construction & Engineering		26,584,392

Construction Materials - 0.4%
Krosaki Harima Corp.	79,000	304,441
Shinagawa Refractories Co., Ltd.	133,000	317,231
Sumitomo Osaka Cement Co., Ltd.	255,404	1,211,555

Total Construction Materials		1,833,227

Consumer Finance - 0.1%
J Trust Co., Ltd.	20,000	157,529
Pocket Card Co., Ltd.	46,500	309,559

Total Consumer Finance		467,088

Containers & Packaging - 0.5%
FP Corp.	18,200	984,835
Fuji Seal International, Inc.	23,510	648,638
Nihon Yamamura Glass Co., Ltd.	61,000	98,807
Rengo Co., Ltd.	132,700	770,029

Total Containers & Packaging		2,502,309

Distributors - 0.9%
Arata Corp.	4,500	153,191
Canon Marketing Japan, Inc.	95,800	2,179,288
Doshisha Co., Ltd.	32,200	612,706
Happinet Corp.	23,200	406,764
Paltac Corp.	35,157	1,184,311

Total Distributors		4,536,260

Diversified Consumer Services - 0.3%
Meiko Network Japan Co., Ltd.	24,386	325,118
Riso Kyoiku Co., Ltd.	30,500	241,589
Studio Alice Co., Ltd.(a)	17,660	360,084
Tokyo Individualized Educational Institute, Inc.	48,200	677,786

Total Diversified Consumer Services		1,604,577

Diversified Financial Services - 0.6%
Financial Products Group Co., Ltd.	105,100	1,001,799
Ricoh Leasing Co., Ltd.	17,200	601,602
Zenkoku Hosho Co., Ltd.	28,400	1,161,427

Total Diversified Financial Services		2,764,828

Electric Utilities - 0.8%
Hokkaido Electric Power Co., Inc.	28,700	218,647
Hokuriku Electric Power Co.	194,000	1,749,039
Okinawa Electric Power Co., Inc. (The)	27,380	625,529
Shikoku Electric Power Co., Inc.	115,500	1,361,001

Total Electric Utilities		3,954,216

Electrical Equipment - 1.8%
Daihen Corp.	78,000	612,976
Denyo Co., Ltd.	23,200	402,841
Fujikura Ltd.	110,215	923,036
Furukawa Electric Co., Ltd.	25,900	1,152,545
GS Yuasa Corp.	242,000	1,053,204
Idec Corp.	42,136	547,513
Nippon Carbon Co., Ltd.	11,400	353,587
Nissin Electric Co., Ltd.	72,765	771,299
Nitto Kogyo Corp.	33,200	523,884
Sanyo Denki Co., Ltd.	57,000	584,407
Sinfonia Technology Co., Ltd.	112,000	461,516
Takaoka Toko Co., Ltd.	30,800	446,814
Tatsuta Electric Wire and Cable Co., Ltd.	89,600	543,852
Ushio, Inc.	64,400	809,299

Total Electrical Equipment		9,186,773

Electronic Equipment, Instruments & Components - 5.1%
Ai Holdings Corp.(a)	21,000	565,370
Amano Corp.	60,135	1,251,831
Anritsu Corp.	90,200	814,016
Azbil Corp.	49,754	1,890,794
Canon Electronics, Inc.	47,900	980,083
Citizen Watch Co., Ltd.	238,900	1,675,447
CONEXIO Corp.	54,000	928,516
Daiwabo Holdings Co., Ltd.	191,396	666,036
Dexerials Corp.	106,000	1,035,849
Enplas Corp.	14,600	450,240
ESPEC Corp.	10,600	161,981
FTGroup Co., Ltd.	37,800	318,588
Hakuto Co., Ltd.	26,334	333,277
Horiba Ltd.	19,400	1,179,263
Ibiden Co., Ltd.	93,000	1,600,765
Iriso Electronics Co., Ltd.	3,800	305,732
Japan Aviation Electronics Industry Ltd.	42,000	581,257
Kaga Electronics Co., Ltd.	33,900	694,534
Koa Corp.	31,147	576,868
Kyosan Electric Manufacturing Co., Ltd.	40,000	209,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Macnica Fuji Electronics Holdings, Inc.	58,400	$852,923
Marubun Corp.	47,200	330,602
Nippon Signal Co., Ltd.	28,900	265,954
Nissha Printing Co., Ltd.	13,900	385,355
Nohmi Bosai Ltd.	30,691	441,955
Oki Electric Industry Co., Ltd.	68,300	967,725
Optex Group Co., Ltd.	3,200	103,524
Osaki Electric Co., Ltd.	42,000	313,991
Ryoden Corp.	48,723	338,234
Ryosan Co., Ltd.	39,900	1,455,945
Sanshin Electronics Co., Ltd.	32,600	418,670
Satori Electric Co., Ltd.	32,700	243,009
Siix Corp.	10,500	415,851
Sumida Corp.	24,000	379,138
Taiyo Yuden Co., Ltd.	48,500	760,564
Tamura Corp.	48,000	223,425
Topcon Corp.	42,200	726,369
UKC Holdings Corp.	13,700	230,447
Vitec Holdings Co., Ltd.	19,700	245,636

Total Electronic Equipment, Instruments & Components		25,319,447

Energy Equipment & Services - 0.2%
Modec, Inc.	17,004	378,337
Shinko Plantech Co., Ltd.	103,300	798,010

Total Energy Equipment & Services		1,176,347

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	6,600	476,967
Arcs Co., Ltd.	23,094	499,657
Axial Retailing, Inc.	6,800	259,327
Belc Co., Ltd.	6,700	333,927
Cawachi Ltd.	21,500	519,896
Cocokara fine, Inc.	9,400	464,311
Create SD Holdings Co., Ltd.	24,500	566,274
Heiwado Co., Ltd.	29,963	640,807
Kato Sangyo Co., Ltd.	27,016	724,931
Kobe Bussan Co., Ltd.	17,200	814,382
Life Corp.	21,100	592,475
Matsumotokiyoshi Holdings Co., Ltd.	25,000	1,421,769
Ministop Co., Ltd.	22,500	471,387
Mitsubishi Shokuhin Co., Ltd.	20,000	574,048
Okuwa Co., Ltd.	52,000	598,861
Qol Co., Ltd.	24,600	368,912
San-A Co., Ltd.	7,900	349,088
Sogo Medical Co., Ltd.	5,000	215,602
United Super Markets Holdings, Inc.	62,500	660,822
Valor Holdings Co., Ltd.	16,191	367,453
Yaoko Co., Ltd.	16,700	714,164
Yokohama Reito Co., Ltd.	56,700	534,906

Total Food & Staples Retailing		12,169,966

Food Products - 3.1%
Ariake Japan Co., Ltd.	10,228	712,756
Feed One Co., Ltd.	232,900	474,672
Fuji Oil Holdings, Inc.	42,900	991,938
Fujicco Co., Ltd.	21,100	482,806
Hokuto Corp.	18,291	321,509
House Foods Group, Inc.	35,700	894,724
Itoham Yonekyu Holdings, Inc.	174,300	1,580,738
Kagome Co., Ltd.	17,100	520,488
Kameda Seika Co., Ltd.	7,300	356,684
Kenko Mayonnaise Co., Ltd.(a)	9,700	279,708
Marudai Food Co., Ltd.	112,000	524,315
Maruha Nichiro Corp.	16,932	447,260
Megmilk Snow Brand Co., Ltd.	32,100	894,206
Mitsui Sugar Co., Ltd.	29,698	860,333
Morinaga & Co., Ltd.	14,787	839,632
Morinaga Milk Industry Co., Ltd.	71,411	544,035
Nippon Flour Mills Co., Ltd.	53,683	860,476
Nippon Suisan Kaisha Ltd.	101,800	595,253
Nisshin Oillio Group Ltd. (The)	114,000	668,619
Prima Meat Packers Ltd.	50,000	293,699
S Foods, Inc.	15,100	555,700
Sakata Seed Corp.	10,500	326,606
Showa Sangyo Co., Ltd.	127,000	698,523
Starzen Co., Ltd.	11,600	507,422

Total Food Products		15,232,102

Gas Utilities - 0.3%
Hokkaido Gas Co., Ltd.	178,000	435,653
Saibu Gas Co., Ltd.	306,000	721,698
Shizuoka Gas Co., Ltd.	18,392	122,439

Total Gas Utilities		1,279,790

Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co., Ltd.	11,900	541,198
Eiken Chemical Co., Ltd.	12,235	369,685
Hogy Medical Co., Ltd.	9,200	613,279
Jeol Ltd.	55,000	287,335
Mani, Inc.	16,800	439,139
Nagaileben Co., Ltd.	29,426	683,534
Nakanishi, Inc.	13,000	527,011
Nihon Kohden Corp.	44,100	1,018,115
Nikkiso Co., Ltd.	38,700	371,983
Nipro Corp.	124,900	1,628,502
Paramount Bed Holdings Co., Ltd.	19,821	866,154

Total Health Care Equipment & Supplies		7,345,935

Health Care Providers & Services - 1.3%
As One Corp.	12,700	593,405
BML, Inc.	32,400	630,064
Japan Lifeline Co., Ltd.(a)	9,700	410,498
Miraca Holdings, Inc.	37,700	1,694,420
NichiiGakkan Co., Ltd.	74,700	741,282
Ship Healthcare Holdings, Inc.	24,707	768,520
Solasto Corp.	26,400	352,439
Toho Holdings Co., Ltd.	43,900	864,247
Vital KSK Holdings, Inc.	71,600	583,072

Total Health Care Providers & Services		6,637,947

Hotels, Restaurants & Leisure - 2.8%
Create Restaurants Holdings, Inc.	25,600	231,257
Doutor Nichires Holdings Co., Ltd.	29,253	621,197
Fuji Kyuko Co., Ltd.	27,402	296,554
Hiday Hidaka Corp.	14,800	368,288
Hiramatsu, Inc.	77,700	457,791
HIS Co., Ltd.(a)	18,600	560,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Ichibanya Co., Ltd.	14,836	$507,693
KFC Holdings Japan Ltd.	30,200	535,945
KOMEDA Holdings Co., Ltd.	44,400	708,914
Kyoritsu Maintenance Co., Ltd.	3,900	113,328
MOS Food Services, Inc.	10,700	329,018
Ohsho Food Service Corp.	16,900	644,504
Plenus Co., Ltd.	31,468	664,592
Resorttrust, Inc.	86,108	1,586,361
Round One Corp.	71,337	675,530
Royal Holdings Co., Ltd.(a)	14,000	320,345
Saizeriya Co., Ltd.	17,300	503,480
SFP Holdings Co., Ltd.	2,700	34,987
Skylark Co., Ltd.(a)	146,800	2,108,715
St. Marc Holdings Co., Ltd.	16,000	489,854
Tokyo Dome Corp.	68,000	614,881
Tokyotokeiba Co., Ltd.	8,842	225,074
Toridoll Holdings Corp.	10,300	265,567
Yoshinoya Holdings Co., Ltd.	26,100	435,310
Zensho Holdings Co., Ltd.	35,100	636,961

Total Hotels, Restaurants & Leisure		13,936,497

Household Durables - 2.3%
Alpine Electronics, Inc.	26,000	388,982
Clarion Co., Ltd.	80,000	304,023
Cleanup Corp.	65,200	501,940
ES-Con Japan Ltd.	73,500	312,028
Foster Electric Co., Ltd.	36,600	630,630
France Bed Holdings Co., Ltd.	63,600	565,472
Fuji Corp., Ltd.	80,300	533,856
Fujitsu General Ltd.	37,700	873,717
JVC Kenwood Corp.	81,500	242,991
Ki-Star Real Estate Co., Ltd.	15,700	291,336
Misawa Homes Co., Ltd.	58,300	524,576
Mitsui Home Co., Ltd.	30,000	197,579
Nihon House Holdings Co., Ltd.	85,400	402,070
Nissei Build Kogyo Co., Ltd.	56,000	311,000
Pressance Corp.	31,000	408,882
Sangetsu Corp.	49,000	849,956
Starts Corp., Inc.	34,000	808,241
Sumitomo Forestry Co., Ltd.	95,800	1,505,721
Tamron Co., Ltd.	10,166	175,797
TOA Corp.	49,152	472,447
Token Corp.	4,500	553,489
Zojirushi Corp.	49,000	558,642

Total Household Durables		11,413,375

Household Products - 0.2%
Earth Chemical Co., Ltd.	15,900	817,925

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.(a)	19,100	139,731

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	115,300	1,169,829
TOKAI Holdings Corp.	104,100	777,322

Total Industrial Conglomerates		1,947,151

Internet & Catalog Retail - 0.2%
ASKUL Corp.	11,165	343,317
Belluna Co., Ltd.	56,684	677,019

Total Internet & Catalog Retail		1,020,336

Internet Software & Services - 1.0%
COOKPAD, Inc.(a)	7,700	62,430
Dip Corp.	27,300	554,455
F@N Communications, Inc.	37,400	330,529
GMO Internet, Inc.(a)	71,372	926,769
Gurunavi, Inc.	38,000	617,551
Infomart Corp.	43,600	330,609
Internet Initiative Japan, Inc.	11,200	203,446
Kakaku.com, Inc.	119,200	1,711,193

Total Internet Software & Services		4,736,982

IT Services - 1.9%
Digital Garage, Inc.(a)	12,700	238,379
DTS Corp.	18,191	557,743
Future Corp.	36,100	282,413
GMO Payment Gateway, Inc.	3,600	199,288
Information Services International-Dentsu Ltd.	20,100	471,015
Kanematsu Electronics Ltd.	16,400	503,560
Mitsubishi Research Institute, Inc.	20,500	594,785
NEC Networks & System Integration Corp.	44,979	976,760
NET One Systems Co., Ltd.	97,158	920,908
Nihon Unisys Ltd.	63,000	996,360
NS Solutions Corp.	67,380	1,601,145
TIS, Inc.	33,700	935,778
Transcosmos, Inc.	38,600	924,119

Total IT Services		9,202,253

Leisure Products - 1.8%
Daikoku Denki Co., Ltd.	26,700	409,672
Fields Corp.	23,900	256,740
Furyu Corp.	19,500	235,333
Heiwa Corp.	93,300	2,080,068
Mizuno Corp.	87,616	499,059
Sankyo Co., Ltd.	120,900	4,099,582
Tomy Co., Ltd.	37,900	451,319
Universal Entertainment Corp.	31,900	975,227

Total Leisure Products		9,007,000

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	19,300	302,142

Machinery - 6.4%
Aichi Corp.	75,600	524,813
Aida Engineering Ltd.	85,200	815,148
Alinco, Inc.	45,300	451,145
Anest Iwata Corp.	23,700	217,046
Bando Chemical Industries Ltd.	27,493	272,092
CKD Corp.	41,541	632,580
DMG Mori Co., Ltd.	68,200	1,118,660
Ebara Corp.	44,700	1,237,246
Fujitec Co., Ltd.	81,061	1,058,352
Furukawa Co., Ltd.	151,000	262,059
Giken Ltd.	9,400	251,397
Glory Ltd.	27,600	903,952
Harmonic Drive Systems, Inc.(a)	14,000	484,692
Hirata Corp.(a)	1,800	186,472
Hitachi Zosen Corp.	56,300	277,091
Hokuetsu Industries Co., Ltd.	36,018	328,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Japan Steel Works Ltd. (The)	14,504	$226,932
Juki Corp.	26,600	384,938
Kato Works Co., Ltd.	18,900	531,541
Kitagawa Iron Works Co., Ltd.	12,200	255,596
Kito Corp.	14,100	144,313
Kitz Corp.	73,189	682,646
Kurita Water Industries Ltd.	46,200	1,258,206
Kyokuto Kaihatsu Kogyo Co., Ltd.	22,780	365,745
Makino Milling Machine Co., Ltd.	62,578	516,285
Max Co., Ltd.	41,000	591,865
Meidensha Corp.	64,000	219,295
METAWATER Co., Ltd.	13,600	372,802
Mitsubishi Nichiyu Forklift Co., Ltd.	40,700	281,814
Mitsuboshi Belting Ltd.	44,092	489,344
Mitsui Engineering & Shipbuilding Co., Ltd.	277,404	395,022
Miura Co., Ltd.	25,500	496,565
Morita Holdings Corp.	26,005	407,341
Nachi-Fujikoshi Corp.	157,000	890,076
Nissei ASB Machine Co., Ltd.	10,100	350,570
Nitta Corp.	14,500	451,028
Noritake Co., Ltd.	13,600	465,397
NTN Corp.	342,000	1,576,682
Obara Group, Inc.	13,379	728,724
Oiles Corp.	16,400	289,875
OKUMA Corp.	77,852	739,303
OSG Corp.	46,000	935,475
Ryobi Ltd.	110,000	447,401
Shibuya Corp.	13,600	409,114
Shima Seiki Manufacturing Ltd.	13,900	647,001
Shinmaywa Industries Ltd.	49,685	419,201
Sodick Co., Ltd.	33,300	386,761
Star Micronics Co., Ltd.	50,934	823,212
Tadano Ltd.	58,100	697,552
Takeuchi Manufacturing Co., Ltd.	16,500	301,922
Takuma Co., Ltd.	26,400	265,034
Tocalo Co., Ltd.	13,800	454,432
Toshiba Machine Co., Ltd.	154,806	694,395
Tsubaki Nakashima Co., Ltd.	45,100	872,217
Tsubakimoto Chain Co.	106,228	915,172
Tsugami Corp.	25,000	179,334
Union Tool Co.	12,400	347,081
YAMABIKO Corp.	39,700	427,881
Yushin Precision Equipment Co., Ltd.	13,600	334,795

Total Machinery		31,691,203

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	105,200	450,349
Japan Transcity Corp.	67,000	271,315

Total Marine		721,664

Media - 1.6%
Asahi Broadcasting Corp.	67,700	491,663
Avex Group Holdings, Inc.	31,199	417,893
D.A. Consortium Holdings, Inc.	15,500	202,648
Daiichikosho Co., Ltd.	39,000	1,829,210
Kadokawa Dwango*	12,900	166,703
LIFULL Co., Ltd.	36,800	322,606
Shochiku Co., Ltd.	27,000	344,349
SKY Perfect JSAT Holdings, Inc.	437,200	1,879,384
Toei Co., Ltd.	47,313	448,876
Tri-Stage, Inc.	49,800	303,604
Tv Tokyo Holdings Corp.	22,800	465,902
Wowow, Inc.	16,600	449,866
Zenrin Co., Ltd.	19,987	578,122

Total Media		7,900,826

Metals & Mining - 2.8%
Aichi Steel Corp.	8,600	339,454
Alconix Corp.	16,600	290,603
Asahi Holdings, Inc.	22,500	369,860
Daido Steel Co., Ltd.	271,000	1,560,493
Dowa Holdings Co., Ltd.	179,000	1,355,723
Godo Steel Ltd.	27,900	496,618
Kurimoto Ltd.	21,000	380,714
Kyoei Steel Ltd.	9,314	154,266
Maruichi Steel Tube Ltd.	73,800	2,144,509
Mitsubishi Steel Manufacturing Co., Ltd.	118,000	277,252
Mitsui Mining & Smelting Co., Ltd.	362,000	1,414,365
Nippon Denko Co., Ltd.	129,741	457,257
Nippon Light Metal Holdings Co., Ltd.	609,700	1,448,824
Nittetsu Mining Co., Ltd.	8,100	436,143
Sanyo Special Steel Co., Ltd.	108,000	611,321
Toho Zinc Co., Ltd.	48,967	205,700
Tokyo Rope Manufacturing Co., Ltd.(a)	13,000	198,193
Tokyo Steel Manufacturing Co., Ltd.	25,400	214,982
Topy Industries Ltd.	26,500	788,915
Toyo Kohan Co., Ltd.	98,600	366,810
UACJ Corp.	193,632	530,782

Total Metals & Mining		14,042,784

Multiline Retail - 0.8%
H2O Retailing Corp.	81,700	1,485,521
Parco Co., Ltd.	76,400	919,982
Takashimaya Co., Ltd.	148,000	1,408,081

Total Multiline Retail		3,813,584

Oil, Gas & Consumable Fuels - 0.9%
BP Castrol K.K.	31,000	517,310
Cosmo Energy Holdings Co., Ltd.	66,200	1,043,434
Fuji Oil Co., Ltd.	140,100	422,694
Itochu Enex Co., Ltd.	146,581	1,298,043
Nippon Gas Co., Ltd.	16,500	534,532
San-Ai Oil Co., Ltd.	57,316	585,096

Total Oil, Gas & Consumable Fuels		4,401,109

Paper & Forest Products - 0.9%
Chuetsu Pulp & Paper Co., Ltd.	195,000	409,576
Daiken Corp.	19,900	427,542
Daio Paper Corp.(a)	36,178	487,804
Hokuetsu Kishu Paper Co., Ltd.	110,532	866,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
Nippon Paper Industries Co., Ltd.	103,500	$2,119,558

Total Paper & Forest Products		4,311,147

Personal Products - 0.9%
Artnature, Inc.	7,900	50,904
Ci:z Holdings Co., Ltd.	22,100	833,962
Fancl Corp.	51,200	940,976
Mandom Corp.	12,253	664,122
Milbon Co., Ltd.	8,600	483,731
Noevir Holdings Co., Ltd.	27,600	1,405,055

Total Personal Products		4,378,750

Pharmaceuticals - 2.1%
Fuji Pharma Co., Ltd.	10,900	370,577
Kaken Pharmaceutical Co., Ltd.	37,100	2,024,057
KYORIN Holdings, Inc.	48,385	1,073,117
Mochida Pharmaceutical Co., Ltd.	13,811	995,631
Nichi-iko Pharmaceutical Co., Ltd.(a)	48,000	748,451
Rohto Pharmaceutical Co., Ltd.	34,400	710,901
Sawai Pharmaceutical Co., Ltd.	30,724	1,725,422
Seikagaku Corp.	23,800	396,526
Torii Pharmaceutical Co., Ltd.	7,100	172,950
Towa Pharmaceutical Co., Ltd.	5,000	233,624
Tsumura & Co.	41,800	1,696,404
ZERIA Pharmaceutical Co., Ltd.	28,200	522,036

Total Pharmaceuticals		10,669,696

Professional Services - 1.7%
Altech Corp.	10,600	346,698
Benefit One, Inc.	10,500	419,589
en-japan, Inc.	10,200	265,712
FULLCAST Holdings Co., Ltd.	26,500	306,368
Funai Soken Holdings, Inc.	22,640	576,679
JAC Recruitment Co., Ltd.	20,300	306,596
Japan Asia Group Ltd.	102,500	388,617
Meitec Corp.	31,200	1,328,694
Nihon M&A Center, Inc.	18,732	685,195
Nomura Co., Ltd.	29,800	678,960
Pasco Corp.	111,000	360,582
Space Co., Ltd.	22,600	298,491
Tanseisha Co., Ltd.	17,400	184,902
TechnoPro Holdings, Inc.	29,400	1,182,698
Weathernews, Inc.	8,200	274,039
World Holdings Co., Ltd.(a)	12,100	282,147
Yumeshin Holdings Co., Ltd.(a)	72,800	483,994

Total Professional Services		8,369,961

Real Estate Management & Development - 2.9%
Airport Facilities Co., Ltd.	48,519	263,409
Daibiru Corp.	33,800	351,356
Daikyo, Inc.	728,000	1,483,731
Goldcrest Co., Ltd.	24,500	541,634
Heiwa Real Estate Co., Ltd.	19,668	316,831
Investors Cloud Co., Ltd.	5,200	253,613
Keihanshin Building Co., Ltd.	84,900	528,169
Kenedix, Inc.	59,600	281,132
Leopalace21 Corp.	309,100	1,920,183
Nippon Commercial Development Co., Ltd.(a)	2,400	35,244
NTT Urban Development Corp.	173,400	1,672,887
Open House Co., Ltd.	39,900	1,228,676
Raysum Co., Ltd.	43,700	368,704
Relo Group, Inc.	42,260	822,558
Shinoken Group Co., Ltd.(a)	11,700	236,166
Sun Frontier Fudousan Co., Ltd.	36,200	363,418
Takara Leben Co., Ltd.	153,400	688,088
TOC Co., Ltd.	42,600	402,266
Tokyo Tatemono Co., Ltd.	113,400	1,485,625
Tosei Corp.	66,800	474,425
Unizo Holdings Co., Ltd.	29,100	806,751

Total Real Estate Management & Development		14,524,866

Road & Rail - 2.1%
Fukuyama Transporting Co., Ltd.	107,059	679,362
Hitachi Transport System Ltd.	45,200	1,062,417
Ichinen Holdings Co., Ltd.	25,300	274,031
Maruzen Showa Unyu Co., Ltd.	115,000	482,066
Nankai Electric Railway Co., Ltd.	124,000	641,189
Nikkon Holdings Co., Ltd.	50,660	1,170,464
Nishi-Nippon Railroad Co., Ltd.	104,000	467,426
Sakai Moving Service Co., Ltd.(a)	6,800	262,958
Sankyu, Inc.	181,532	1,182,640
Seino Holdings Co., Ltd.	124,760	1,657,767
Senko Group Holdings Co., Ltd.	158,556	1,030,134
Sotetsu Holdings, Inc.	267,000	1,323,594
Tonami Holdings Co., Ltd.	88,000	328,943

Total Road & Rail		10,562,991

Semiconductors & Semiconductor Equipment - 0.8%
Lasertec Corp.	36,300	504,956
MegaChips Corp.	17,500	432,049
Mimasu Semiconductor Industry Co., Ltd.	20,127	303,087
NuFlare Technology, Inc.	7,200	429,975
Shindengen Electric Manufacturing Co., Ltd.	71,000	385,458
Shinko Electric Industries Co., Ltd.	91,753	776,585
Tokyo Seimitsu Co., Ltd.	28,300	910,507
Ulvac, Inc.	4,100	197,045

Total Semiconductors & Semiconductor Equipment		3,939,662

Software - 1.6%
Broadleaf Co., Ltd.	37,200	229,437
Capcom Co., Ltd.	40,913	969,663
COLOPL, Inc.	65,400	662,382
Fuji Soft, Inc.	14,700	415,383
GungHo Online Entertainment, Inc.	325,500	837,215
Koei Tecmo Holdings Co., Ltd.	77,500	1,536,757
Marvelous, Inc.(a)	48,300	475,864
Miroku Jyoho Service Co., Ltd.	7,800	165,427
MTI Ltd.	71,900	463,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

Investments	Shares	Value
NSD Co., Ltd.	41,300	$743,959
OBIC Business Consultants Co., Ltd.	13,200	689,605
SRA Holdings	11,400	306,408
Systena Corp.	22,000	442,115

Total Software		7,938,148

Specialty Retail - 4.9%
Adastria Co., Ltd.	39,100	1,089,204
Alpen Co., Ltd.(a)	30,800	549,060
AOKI Holdings, Inc.	65,754	833,922
Aoyama Trading Co., Ltd.	77,400	2,758,873
Arcland Sakamoto Co., Ltd.	28,016	376,256
Autobacs Seven Co., Ltd.	102,500	1,663,937
Bic Camera, Inc.	51,100	542,108
Chiyoda Co., Ltd.	31,191	816,973
DCM Holdings Co., Ltd.	85,245	747,297
EDION Corp.	103,839	942,647
Geo Holdings Corp.	68,600	711,276
Gfoot Co., Ltd.	69,800	507,535
Hard Off Corp. Co., Ltd.	700	7,202
Honeys Holdings Co., Ltd.	32,300	348,987
IDOM, Inc.	22,060	152,158
Joshin Denki Co., Ltd.	32,000	461,659
K’s Holdings Corp.	90,148	1,761,079
Kohnan Shoji Co., Ltd.	23,600	439,612
Komeri Co., Ltd.	22,237	565,425
Konaka Co., Ltd.	78,900	422,729
Kyoto Kimono Yuzen Co., Ltd.	11,200	93,500
Nishimatsuya Chain Co., Ltd.	25,600	262,471
Nojima Corp.	16,200	251,882
PAL GROUP Holdings Co., Ltd.	8,600	223,419
PC Depot Corp.	52,200	269,455
Right On Co., Ltd.	46,900	409,895
Sac’s Bar Holdings, Inc.	40,900	459,015
Sanrio Co., Ltd.	112,342	2,204,647
Shimachu Co., Ltd.	63,364	1,509,096
T-Gaia Corp.	67,800	1,286,486
United Arrows Ltd.	14,129	458,350
VT Holdings Co., Ltd.	68,600	338,238
Xebio Holdings Co., Ltd.	42,900	756,744
Yellow Hat Ltd.	11,300	269,527

Total Specialty Retail		24,490,664

Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co., Ltd.	24,400	494,254
Hitachi Maxell Ltd.	30,300	619,160
MCJ Co., Ltd.	32,100	338,827
Riso Kagaku Corp.	53,400	1,042,716
Roland DG Corp.	2,500	57,004
Wacom Co., Ltd.	31,411	100,641

Total Technology Hardware, Storage & Peripherals		2,652,602

Textiles, Apparel & Luxury Goods - 1.5%
Descente Ltd.	21,153	286,157
Fujibo Holdings, Inc.	14,400	404,343
Goldwin, Inc.	4,900	300,472
Gunze Ltd.	141,834	508,714
Japan Wool Textile Co., Ltd. (The)	87,225	727,392
Kurabo Industries Ltd.	138,766	319,868
Onward Holdings Co., Ltd.	181,433	1,341,855
Seiko Holdings Corp.	241,000	984,505
Seiren Co., Ltd.	40,811	641,440
Wacoal Holdings Corp.	105,000	1,419,500
Yondoshi Holdings, Inc.	19,500	486,112

Total Textiles, Apparel & Luxury Goods		7,420,358

Trading Companies & Distributors - 3.4%
Advan Co., Ltd.	23,700	240,881
Daiichi Jitsugyo Co., Ltd.	59,000	322,410
Gecoss Corp.	36,800	439,858
Hanwa Co., Ltd.	176,114	1,260,196
Inaba Denki Sangyo Co., Ltd.	27,794	1,055,014
Inabata & Co., Ltd.	49,741	659,170
Iwatani Corp.	97,166	602,748
Japan Pulp & Paper Co., Ltd.	124,578	470,106
Kamei Corp.	36,600	497,729
Kanamoto Co., Ltd.	16,028	532,079
Kanematsu Corp.	295,000	603,863
Kuroda Electric Co., Ltd.	35,265	691,114
Mitsui Matsushima Co., Ltd.	31,200	386,807
Nagase & Co., Ltd.	79,604	1,210,780
Nippon Steel & Sumikin Bussan Corp.	30,600	1,467,907
Nishio Rent All Co., Ltd.	11,400	363,225
Onoken Co., Ltd.	24,900	385,378
Sanyo Trading Co., Ltd.	12,900	301,145
Seika Corp.	81,000	286,917
Sojitz Corp.	1,080,600	2,654,375
Trusco Nakayama Corp.	17,600	420,264
Wakita & Co., Ltd.	28,100	325,866
Yamazen Corp.	72,606	736,011
Yuasa Trading Co., Ltd.	25,600	776,931

Total Trading Companies & Distributors		16,690,774

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	14,600	558,090
Kamigumi Co., Ltd.	92,000	964,542
Mitsubishi Logistics Corp.	65,000	864,854
Nissin Corp.	58,000	280,812

Total Transportation Infrastructure		2,668,298

TOTAL COMMON STOCKS (Cost: $426,250,508)		495,832,251

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $322,590)	6,308	328,016

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $9,524,883)(d)	9,524,883	9,524,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2017

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $436,097,981)	505,685,150
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%	(8,804,599)

NET ASSETS - 100.0%	$496,880,551

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $9,800,466 and the total market value of the collateral held by the Fund was $10,292,580. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $767,697.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	USD	1,421	JPY	159,718	$—

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Bahrain - 0.3%
Al-Salam Bank-Bahrain BSC	252,913	$61,077

Egypt - 4.4%
Arabian Cement Co.*	87,820	44,540
Commercial International Bank Egypt SAE	35,551	156,880
Egyptian International Pharmaceuticals EIPICO	8,174	49,856
ElSewedy Electric Co.	32,407	167,991
Heliopolis Housing	26,895	43,103
Oriental Weavers	53,087	52,823
Talaat Moustafa Group	110,846	48,266
Telecom Egypt Co.	321,014	182,120

Total Egypt		745,579

Jordan - 2.9%
Arab Bank PLC	59,130	491,708

Kuwait - 25.0%
Agility Public Warehousing Co. KSC	170,104	459,438
Boubyan Bank KSCP	61,215	81,660
Burgan Bank SAK	266,384	285,161
Gulf National Holding Co.*,†	57,663	0
Kuwait Finance House KSCP	419,702	667,708
Kuwait Projects Co. Holding KSCP	158,145	175,022
Mabanee Co. SAK	23,035	59,105
Mobile Telecommunications Co. KSC	851,284	1,177,666
National Bank of Kuwait SAKP	597,299	1,327,987

Total Kuwait		4,233,747

Morocco - 14.7%
Attijariwafa Bank	13,145	599,041
Banque Centrale Populaire	10,122	304,042
Douja Promotion Groupe Addoha S.A.	42,093	212,291
Maroc Telecom	94,516	1,374,741

Total Morocco		2,490,115

Oman - 4.8%
Bank Muscat SAOG	321,130	311,833
Bank Sohar SAOG	108,078	40,689
Oman Telecommunications Co. SAOG	108,739	320,443
Ooredoo	83,728	97,826
Phoenix Power Co. SAOC	133,970	41,045

Total Oman		811,836

Qatar - 21.5%
Barwa Real Estate Co.	25,205	222,413
Doha Bank QSC	21,692	180,747
Ezdan Holding Group QSC	78,271	269,214
Gulf International Services QSC	5,267	29,728
Gulf Warehousing Co.	1,620	21,244
Industries Qatar QSC	28,086	732,765
Masraf Al Rayan QSC	37,003	399,306
Medicare Group	1,656	37,098
National Leasing	1,565	6,046
Ooredoo QSC	9,783	245,617
Qatar Electricity & Water Co. QSC	3,899	202,278
Qatar Gas Transport Co., Ltd.	28,954	134,788
Qatar Insurance Co. SAQ	6,079	111,934
Qatar Islamic Bank SAQ	9,723	245,705
Qatar National Bank QPSC	17,434	604,884
Qatari Investors Group QSC	3,012	40,073
Salam International Investment Ltd. QSC	9,871	24,944
United Development Co. QSC	26,385	123,261
Widam Food Co.	720	11,310

Total Qatar		3,643,355

United Arab Emirates - 26.2%
Abu Dhabi Commercial Bank PJSC	246,436	470,335
Agthia Group PJSC	8,388	12,766
Air Arabia PJSC	206,321	57,296
Al Waha Capital PJSC	125,416	58,731
Aldar Properties PJSC	187,319	117,299
Aramex PJSC	36,747	51,825
DP World Ltd.	8,150	170,498
Dubai Financial Market PJSC*	192,966	58,316
Dubai Investments PJSC	155,683	88,164
Dubai Islamic Bank PJSC	208,160	323,041
Emaar Properties PJSC	98,515	208,673
Emirates NBD PJSC	141,553	313,710
Emirates Telecommunications Group Co. PJSC	213,184	1,004,120
First Abu Dhabi Bank PJSC	469,754	1,342,903
National Central Cooling Co. PJSC	17,216	9,843
RAK Properties PJSC	108,459	18,899
Ras Al Khaimah Ceramics	53,841	36,207
Union National Bank PJSC	86,593	110,807

Total United Arab Emirates		4,453,433

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $18,087,163)		16,930,850
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		25,719

NET ASSETS - 100.0%		$16,956,569

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents less than 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/3/2017	AED	400,244	USD	108,960	$(11)
7/3/2017	KWD	26,001	USD	85,694	51

					$40

CURRENCY LEGEND

AED	United Arab Emirates dirham

KWD	Kuwaiti dinar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.2%
Boeing Co. (The)	53,934	$10,665,449
Lockheed Martin Corp.	30,935	8,587,865

Total Aerospace & Defense		19,253,314

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	65,966	7,295,180

Automobiles - 2.8%
Ford Motor Co.	1,121,865	12,553,669
General Motors Co.	342,665	11,969,289

Total Automobiles		24,522,958

Beverages - 2.3%
Coca-Cola Co. (The)	236,588	10,610,972
PepsiCo, Inc.	83,202	9,608,999

Total Beverages		20,219,971

Biotechnology - 3.6%
AbbVie, Inc.	198,248	14,374,962
Amgen, Inc.	56,279	9,692,932
Gilead Sciences, Inc.	101,392	7,176,526

Total Biotechnology		31,244,420

Chemicals - 5.6%
Air Products & Chemicals, Inc.	47,062	6,732,690
Dow Chemical Co. (The)	174,098	10,980,361
E.I. du Pont de Nemours & Co.	83,724	6,757,364
Eastman Chemical Co.	94,945	7,974,430
Mosaic Co. (The)	379,723	8,669,076
Praxair, Inc.	58,438	7,745,957

Total Chemicals		48,859,878

Communications Equipment - 1.2%
Cisco Systems, Inc.	340,408	10,654,770

Containers & Packaging - 3.8%
International Paper Co.	205,821	11,651,527
Packaging Corp. of America	99,289	11,059,802
WestRock Co.	175,966	9,970,233

Total Containers & Packaging		32,681,562

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	360,832	13,614,191
CenturyLink, Inc.(a)	1,085,727	25,927,161
Verizon Communications, Inc.	258,373	11,538,938

Total Diversified Telecommunication Services		51,080,290

Electric Utilities - 12.8%
American Electric Power Co., Inc.	185,384	12,878,626
Avangrid, Inc.	365,933	16,155,942
Duke Energy Corp.	173,369	14,491,915
Entergy Corp.	202,181	15,521,435
Exelon Corp.	316,726	11,424,307
FirstEnergy Corp.	422,562	12,321,908
PPL Corp.	389,413	15,054,707
Southern Co. (The)	283,894	13,592,845

Total Electric Utilities		111,441,685

Electrical Equipment - 1.2%
Emerson Electric Co.	180,216	10,744,478

Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.(a)	148,770	8,084,162

Food Products - 2.8%
General Mills, Inc.	142,324	7,884,750
Kellogg Co.	113,444	7,879,820
Kraft Heinz Co. (The)	100,270	8,587,123

Total Food Products		24,351,693

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	201,767	9,807,894

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	101,660	7,921,347

Hotels, Restaurants & Leisure - 3.0%
Las Vegas Sands Corp.	245,799	15,704,098
Yum! Brands, Inc.	146,115	10,777,442

Total Hotels, Restaurants & Leisure		26,481,540

Household Products - 2.3%
Kimberly-Clark Corp.	80,893	10,444,095
Procter & Gamble Co. (The)	112,402	9,795,835

Total Household Products		20,239,930

Industrial Conglomerates - 1.9%
3M Co.	42,267	8,799,567
General Electric Co.	273,691	7,392,394

Total Industrial Conglomerates		16,191,961

IT Services - 2.9%
International Business Machines Corp.	59,966	9,224,570
Paychex, Inc.	150,993	8,597,541
Western Union Co. (The)	404,044	7,697,038

Total IT Services		25,519,149

Leisure Products - 1.2%
Mattel, Inc.	479,336	10,320,104

Machinery - 3.3%
Caterpillar, Inc.	100,530	10,802,954
Cummins, Inc.	61,314	9,946,357
Dover Corp.	96,385	7,732,005

Total Machinery		28,481,316

Metals & Mining - 0.7%
Nucor Corp.	111,749	6,466,915

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	513,644	14,063,573
Public Service Enterprise Group, Inc.	263,159	11,318,468

Total Multi-Utilities		25,382,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2017

Investments	Shares	Value
Multiline Retail - 1.5%
Kohl’s Corp.	188,534	$7,290,610
Macy’s, Inc.	246,908	5,738,142

Total Multiline Retail		13,028,752

Oil, Gas & Consumable Fuels - 10.5%
Chevron Corp.	99,728	10,404,622
Exxon Mobil Corp.	115,647	9,336,182
Marathon Petroleum Corp.	183,884	9,622,650
Occidental Petroleum Corp.	187,102	11,201,797
ONEOK, Inc.	241,523	12,597,840
Phillips 66	103,013	8,518,145
Targa Resources Corp.	410,691	18,563,233
Valero Energy Corp.	162,442	10,958,337

Total Oil, Gas & Consumable Fuels		91,202,806

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	138,801	7,733,992
Eli Lilly & Co.	131,416	10,815,537
Johnson & Johnson	74,393	9,841,450
Merck & Co., Inc.	143,903	9,222,743
Pfizer, Inc.	348,072	11,691,738

Total Pharmaceuticals		49,305,460

Semiconductors & Semiconductor Equipment - 2.1%
Maxim Integrated Products, Inc.	248,973	11,178,888
QUALCOMM, Inc.	135,939	7,506,551

Total Semiconductors & Semiconductor Equipment		18,685,439

Software - 1.1%
CA, Inc.	288,319	9,938,356

Specialty Retail - 1.9%
Gap, Inc. (The)	412,485	9,070,545
L Brands, Inc.	131,678	7,096,128

Total Specialty Retail		16,166,673

Technology Hardware, Storage & Peripherals - 3.6%
HP, Inc.	651,599	11,389,951
Western Digital Corp.	138,953	12,311,236
Xerox Corp.	254,213	7,303,539

Total Technology Hardware, Storage & Peripherals		31,004,726

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	273,878	12,965,384

Tobacco - 4.8%
Altria Group, Inc.	165,794	12,346,679
Philip Morris International, Inc.	149,352	17,541,392
Reynolds American, Inc.	178,161	11,587,592

Total Tobacco		41,475,663

Trading Companies & Distributors - 0.8%
Fastenal Co.	151,753	6,605,808

TOTAL COMMON STOCKS (Cost: $788,094,230)		867,625,625

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree U.S. LargeCap Dividend Fund(b)	12,365	1,039,649
WisdomTree U.S. MidCap Dividend Fund(b)	10,658	1,041,819

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,060,872)		2,081,468

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $20,063,210)(d)	20,063,210	20,063,210

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $810,218,312)		889,770,303
Liabilities in Excess of Cash and Other Assets - (2.1)%		(18,371,557)

NET ASSETS - 100.0%		$871,398,746

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $27,490,710 and the total market value of the collateral held by the Fund was $28,177,746. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,114,536.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.5%
Boeing Co. (The)	3,742	$739,980
General Dynamics Corp.	2,325	460,583
Huntington Ingalls Industries, Inc.	327	60,874
L3 Technologies, Inc.	558	93,231
Lockheed Martin Corp.	1,943	539,396
Northrop Grumman Corp.	1,174	301,378
Raytheon Co.	2,131	344,114
Rockwell Collins, Inc.	1,013	106,446
Spirit AeroSystems Holdings, Inc. Class A	1,325	76,771
Textron, Inc.	2,321	109,319
TransDigm Group, Inc.	306	82,274
United Technologies Corp.	4,564	557,310

Total Aerospace & Defense		3,471,676

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	918	63,048
Expeditors International of Washington, Inc.	1,085	61,281
FedEx Corp.	1,870	406,407
United Parcel Service, Inc. Class B	5,692	629,478

Total Air Freight & Logistics		1,160,214

Airlines - 1.7%
Alaska Air Group, Inc.	1,319	118,393
American Airlines Group, Inc.	15,322	771,003
Delta Air Lines, Inc.	12,195	655,359
JetBlue Airways Corp.*	4,595	104,904
Southwest Airlines Co.	6,026	374,456
United Continental Holdings, Inc.*	4,835	363,834

Total Airlines		2,387,949

Auto Components - 0.2%
BorgWarner, Inc.	1,795	76,036
Goodyear Tire & Rubber Co. (The)	1,560	54,538
Lear Corp.	928	131,850

Total Auto Components		262,424

Automobiles - 1.9%
Ford Motor Co.	73,878	826,695
General Motors Co.	48,809	1,704,898
Harley-Davidson, Inc.	1,544	83,407

Total Automobiles		2,615,000

Banks - 9.5%
Bank of America Corp.	91,182	2,212,075
BB&T Corp.	5,975	271,325
CIT Group, Inc.	2,023	98,520
Citigroup, Inc.	30,242	2,022,585
Citizens Financial Group, Inc.	3,659	130,553
Comerica, Inc.	849	62,181
East West Bancorp, Inc.	1,059	62,036
Fifth Third Bancorp	8,579	222,711
First Republic Bank	834	83,483
Huntington Bancshares, Inc.	6,086	82,283
JPMorgan Chase & Co.	33,375	3,050,475
KeyCorp	5,675	106,350
M&T Bank Corp.	997	161,464
PNC Financial Services Group, Inc. (The)	4,230	528,200
Regions Financial Corp.	9,779	143,165
Signature Bank*	323	46,360
SunTrust Banks, Inc.	4,469	253,482
SVB Financial Group*	299	52,561
U.S. Bancorp	14,448	750,140
Wells Fargo & Co.	48,781	2,702,955
Zions Bancorp	1,116	49,004

Total Banks		13,091,908

Beverages - 1.9%
Brown-Forman Corp. Class B	3,058	148,619
Coca-Cola Co. (The)	23,012	1,032,088
Constellation Brands, Inc. Class A	1,029	199,348
Dr. Pepper Snapple Group, Inc.	1,272	115,892
Molson Coors Brewing Co. Class B	784	67,690
Monster Beverage Corp.*	2,022	100,453
PepsiCo, Inc.	8,628	996,448

Total Beverages		2,660,538

Biotechnology - 3.8%
AbbVie, Inc.	13,391	970,981
Alexion Pharmaceuticals, Inc.*	365	44,410
Amgen, Inc.	7,082	1,219,733
Biogen, Inc.*	1,794	486,820
Bioverativ, Inc.*	896	53,912
Celgene Corp.*	2,592	336,623
Gilead Sciences, Inc.	27,719	1,961,951
Incyte Corp.*	187	23,545
Regeneron Pharmaceuticals, Inc.*	282	138,502

Total Biotechnology		5,236,477

Building Products - 0.2%
A.O. Smith Corp.	830	46,754
Fortune Brands Home & Security, Inc.	913	59,564
Lennox International, Inc.	207	38,013
Masco Corp.	1,855	70,880

Total Building Products		215,211

Capital Markets - 3.7%
Affiliated Managers Group, Inc.	405	67,173
Ameriprise Financial, Inc.	1,450	184,570
Bank of New York Mellon Corp. (The)	8,707	444,231
BlackRock, Inc.	1,096	462,961
Charles Schwab Corp. (The)	5,452	234,218
CME Group, Inc.	1,595	199,758
E*TRADE Financial Corp.*	1,884	71,649
FactSet Research Systems, Inc.	262	43,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
Franklin Resources, Inc.	5,638	$252,526
Goldman Sachs Group, Inc. (The)	3,884	861,860
Intercontinental Exchange, Inc.	3,193	210,483
MarketAxess Holdings, Inc.	87	17,496
Moody’s Corp.	1,215	147,841
Morgan Stanley	14,586	649,952
MSCI, Inc.	448	46,140
Nasdaq, Inc.	924	66,057
Northern Trust Corp.	1,505	146,301
Raymond James Financial, Inc.	1,016	81,503
S&P Global, Inc.	2,050	299,279
SEI Investments Co.	844	45,390
State Street Corp.	3,286	294,853
T. Rowe Price Group, Inc.	2,014	149,459
TD Ameritrade Holding Corp.	2,644	113,666

Total Capital Markets		5,090,905

Chemicals - 2.3%
Air Products & Chemicals, Inc.	1,342	191,987
Albemarle Corp.	858	90,553
Ashland Global Holdings, Inc.	35	2,307
Celanese Corp. Series A	746	70,825
CF Industries Holdings, Inc.	389	10,876
Dow Chemical Co. (The)	19,291	1,216,683
E.I. du Pont de Nemours & Co.	3,625	292,574
Eastman Chemical Co.	1,528	128,337
Ecolab, Inc.	1,199	159,167
FMC Corp.	81	5,917
International Flavors & Fragrances, Inc.	474	63,990
Monsanto Co.	1,915	226,659
Mosaic Co. (The)	1,854	42,327
PPG Industries, Inc.	1,108	121,836
Praxair, Inc.	1,614	213,936
RPM International, Inc.	887	48,386
Sherwin-Williams Co. (The)	548	192,326
Valvoline, Inc.	96	2,277
Westlake Chemical Corp.	987	65,349

Total Chemicals		3,146,312

Commercial Services & Supplies - 0.3%
Cintas Corp.	550	69,322
Republic Services, Inc.	1,446	92,153
Rollins, Inc.	593	24,141
Waste Management, Inc.	2,125	155,869

Total Commercial Services & Supplies		341,485

Communications Equipment - 1.3%
Arista Networks, Inc.*	225	33,703
Cisco Systems, Inc.	47,278	1,479,801
CommScope Holding Co., Inc.*	304	11,561
F5 Networks, Inc.*	365	46,377
Harris Corp.	677	73,847
Juniper Networks, Inc.	2,771	77,256
Motorola Solutions, Inc.	1,454	126,120

Total Communications Equipment		1,848,665

Construction & Engineering - 0.0%
Fluor Corp.	420	19,228
Jacobs Engineering Group, Inc.	433	23,551

Total Construction & Engineering		42,779

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	251	55,867
Vulcan Materials Co.	382	48,392

Total Construction Materials		104,259

Consumer Finance - 1.3%
American Express Co.	9,859	830,522
Capital One Financial Corp.	5,411	447,057
Discover Financial Services	4,201	261,260
Synchrony Financial	8,173	243,719

Total Consumer Finance		1,782,558

Containers & Packaging - 0.3%
Avery Dennison Corp.	565	49,929
Ball Corp.	1,007	42,506
Crown Holdings, Inc.*	1,254	74,814
International Paper Co.	2,631	148,941
Packaging Corp. of America	698	77,750
Sealed Air Corp.	1,182	52,906
WestRock Co.	438	24,817

Total Containers & Packaging		471,663

Distributors - 0.1%
Genuine Parts Co.	995	92,296
LKQ Corp.*	1,915	63,100

Total Distributors		155,396

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B*	18,867	3,195,504
Leucadia National Corp.	466	12,190

Total Diversified Financial Services		3,207,694

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	50,514	1,905,893
CenturyLink, Inc.(a)	4,860	116,057
Level 3 Communications, Inc.*	8,838	524,093
Verizon Communications, Inc.	37,347	1,667,917

Total Diversified Telecommunication Services		4,213,960

Electric Utilities - 2.0%
Alliant Energy Corp.	1,321	53,065
American Electric Power Co., Inc.	1,022	70,998
Avangrid, Inc.	1,831	80,839
Duke Energy Corp.	4,808	401,901
Edison International	1,741	136,129
Entergy Corp.	2,360	181,177
Eversource Energy	2,322	140,969
Exelon Corp.	4,923	177,573
NextEra Energy, Inc.	2,802	392,644
OGE Energy Corp.	1,200	41,748
PG&E Corp.	2,529	167,850
Pinnacle West Capital Corp.	706	60,123
PPL Corp.	7,264	280,826
Southern Co. (The)	6,879	329,366
Westar Energy, Inc.	767	40,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
Xcel Energy, Inc.	3,683	$168,976

Total Electric Utilities		2,724,850

Electrical Equipment - 0.3%
Acuity Brands, Inc.	151	30,695
AMETEK, Inc.	1,456	88,190
Emerson Electric Co.	3,925	234,009
Rockwell Automation, Inc.	716	115,963

Total Electrical Equipment		468,857

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	1,574	116,193
Arrow Electronics, Inc.*	940	73,715
CDW Corp.	973	60,842
Corning, Inc.	12,164	365,528
Keysight Technologies, Inc.*	1,166	45,392
Trimble, Inc.*	496	17,692

Total Electronic Equipment, Instruments & Components		679,362

Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	1,091	144,361
Apartment Investment & Management Co. Class A	985	42,326
AvalonBay Communities, Inc.	715	137,402
Boston Properties, Inc.	530	65,201
Brixmor Property Group, Inc.	1,239	22,153
Camden Property Trust	737	63,021
Crown Castle International Corp.	546	54,698
Digital Realty Trust, Inc.	357	40,323
Duke Realty Corp.	1,341	37,481
Equinix, Inc.	21	9,012
Equity Residential	8,992	591,943
Essex Property Trust, Inc.	171	43,993
Extra Space Storage, Inc.	508	39,624
Federal Realty Investment Trust	234	29,575
Gaming and Leisure Properties, Inc.	924	34,807
GGP, Inc.	6,205	146,190
Host Hotels & Resorts, Inc.	5,391	98,494
Iron Mountain, Inc.	184	6,322
Kilroy Realty Corp.	463	34,794
Kimco Realty Corp.	3,138	57,582
Macerich Co. (The)	1,710	99,283
Mid-America Apartment Communities, Inc.	333	35,092
National Retail Properties, Inc.	522	20,410
Park Hotels & Resorts, Inc.	1,670	45,023
Prologis, Inc.	2,289	134,227
Public Storage	686	143,052
Realty Income Corp.	715	39,454
Regency Centers Corp.	189	11,839
SBA Communications Corp.*	126	16,997
Simon Property Group, Inc.	1,324	214,170
SL Green Realty Corp.	339	35,866
UDR, Inc.	876	34,138
Ventas, Inc.	1,193	82,890
Vornado Realty Trust	576	54,086
Welltower, Inc.	1,679	125,673
Weyerhaeuser Co.	1,631	54,639

Total Equity Real Estate Investment Trusts (REITs)		2,846,141

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	1,951	312,023
CVS Health Corp.	8,570	689,542
Kroger Co. (The)	7,815	182,246
Rite Aid Corp.*	2,460	7,257
Sysco Corp.	2,325	117,017
Wal-Mart Stores, Inc.	27,626	2,090,736
Walgreens Boots Alliance, Inc.	6,479	507,371
Whole Foods Market, Inc.	2,068	87,083

Total Food & Staples Retailing		3,993,275

Food Products - 1.3%
Archer-Daniels-Midland Co.	4,606	190,596
Campbell Soup Co.	1,534	79,998
Conagra Brands, Inc.	2,182	78,028
General Mills, Inc.	3,475	192,515
Hershey Co. (The)	1,067	114,564
Hormel Foods Corp.	3,414	116,451
Ingredion, Inc.	555	66,162
J.M. Smucker Co. (The)	730	86,381
Kellogg Co.	1,452	100,856
Kraft Heinz Co. (The)	4,409	377,587
McCormick & Co., Inc. Non-Voting Shares	657	64,064
Mondelez International, Inc. Class A	2,753	118,902
Tyson Foods, Inc. Class A	3,784	236,992

Total Food Products		1,823,096

Gas Utilities - 0.1%
Atmos Energy Corp.	618	51,263
UGI Corp.	1,059	51,266

Total Gas Utilities		102,529

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	4,368	212,329
Align Technology, Inc.*	244	36,629
Baxter International, Inc.	14,731	891,815
Becton, Dickinson and Co.	772	150,625
Boston Scientific Corp.*	4,945	137,075
C.R. Bard, Inc.	389	122,967
Cooper Cos., Inc. (The)	191	45,729
Danaher Corp.	3,639	307,095
DENTSPLY SIRONA, Inc.	842	54,595
Edwards Lifesciences Corp.*	799	94,474
Hologic, Inc.*	1,113	50,508
IDEXX Laboratories, Inc.*	262	42,292
Intuitive Surgical, Inc.*	154	144,047
ResMed, Inc.	767	59,726
Stryker Corp.	1,880	260,906
Teleflex, Inc.	220	45,707
Varex Imaging Corp.*	262	8,856
Varian Medical Systems, Inc.*	657	67,796
Zimmer Biomet Holdings, Inc.	450	57,780

Total Health Care Equipment & Supplies		2,790,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
Health Care Providers & Services - 3.2%
Aetna, Inc.	2,560	$388,685
AmerisourceBergen Corp.	2,261	213,732
Anthem, Inc.	2,102	395,449
Cardinal Health, Inc.	2,374	184,982
Centene Corp.*	959	76,605
Cigna Corp.	1,879	314,526
DaVita, Inc.*	2,321	150,308
Express Scripts Holding Co.*	5,022	320,604
HCA Healthcare, Inc.*	4,662	406,526
Henry Schein, Inc.*	427	78,150
Humana, Inc.	745	179,262
Laboratory Corp. of America Holdings*	689	106,202
McKesson Corp.	2,025	333,194
Quest Diagnostics, Inc.	1,015	112,827
UnitedHealth Group, Inc.	5,466	1,013,506
Universal Health Services, Inc. Class B	820	100,106

Total Health Care Providers & Services		4,374,664

Health Care Technology - 0.1%
Cerner Corp.*	1,771	117,718

Hotels, Restaurants & Leisure - 1.8%
Aramark	1,027	42,087
Chipotle Mexican Grill, Inc.*	33	13,731
Darden Restaurants, Inc.	648	58,605
Domino’s Pizza, Inc.	159	33,633
Hilton Grand Vacations, Inc.*	772	27,838
Hilton Worldwide Holdings, Inc.	2,578	159,449
Las Vegas Sands Corp.	3,961	253,068
Marriott International, Inc. Class A	1,208	121,175
McDonald’s Corp.	5,252	804,396
MGM Resorts International	4,717	147,595
Starbucks Corp.	6,367	371,260
Vail Resorts, Inc.	111	22,514
Wyndham Worldwide Corp.	979	98,302
Wynn Resorts Ltd.	299	40,102
Yum! Brands, Inc.	3,335	245,990

Total Hotels, Restaurants & Leisure		2,439,745

Household Durables - 0.6%
D.R. Horton, Inc.	4,068	140,631
Leggett & Platt, Inc.	952	50,009
Lennar Corp. Class A	2,562	136,606
Mohawk Industries, Inc.*	566	136,797
Newell Brands, Inc.	920	49,330
NVR, Inc.*	32	77,139
PulteGroup, Inc.	3,693	90,589
Whirlpool Corp.	691	132,409

Total Household Durables		813,510

Household Products - 1.5%
Church & Dwight Co., Inc.	1,347	69,882
Clorox Co. (The)	751	100,063
Colgate-Palmolive Co.	2,820	209,047
Kimberly-Clark Corp.	2,318	299,277
Procter & Gamble Co. (The)	15,597	1,359,279
Spectrum Brands Holdings, Inc.	376	47,015

Total Household Products		2,084,563

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	5,370	59,661

Industrial Conglomerates - 2.0%
3M Co.	3,688	767,805
Carlisle Cos., Inc.	428	40,831
General Electric Co.	36,304	980,571
Honeywell International, Inc.	5,832	777,347
Roper Technologies, Inc.	485	112,292

Total Industrial Conglomerates		2,678,846

Insurance - 2.9%
Aflac, Inc.	5,078	394,459
Alleghany Corp.*	122	72,566
Allstate Corp. (The)	2,623	231,978
American Financial Group, Inc.	638	63,398
American International Group, Inc.	786	49,141
Arthur J. Gallagher & Co.	1,011	57,880
Cincinnati Financial Corp.	1,136	82,303
CNA Financial Corp.	1,863	90,821
Hartford Financial Services Group, Inc. (The)	3,936	206,916
Lincoln National Corp.	2,542	171,788
Loews Corp.	537	25,137
Markel Corp.*	76	74,165
Marsh & McLennan Cos., Inc.	3,194	249,004
MetLife, Inc.	9,016	495,339
Principal Financial Group, Inc.	2,822	180,806
Progressive Corp. (The)	3,876	170,893
Prudential Financial, Inc.	5,998	648,624
Reinsurance Group of America, Inc.	691	88,717
Torchmark Corp.	1,002	76,653
Travelers Cos., Inc. (The)	3,279	414,892
Unum Group	2,770	129,165
W.R. Berkley Corp.	1,189	82,243

Total Insurance		4,056,888

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	363	351,384
Expedia, Inc.	249	37,089
Netflix, Inc.*	180	26,894
Priceline Group, Inc. (The)*	249	465,759
TripAdvisor, Inc.*	381	14,554

Total Internet & Catalog Retail		895,680

Internet Software & Services - 3.3%
Akamai Technologies, Inc.*	722	35,963
Alphabet, Inc. Class A*	3,153	2,931,281
CoStar Group, Inc.*	48	12,653
eBay, Inc.*	8,226	287,252
Facebook, Inc. Class A*	8,371	1,263,853
LogMeIn, Inc.	118	12,331
VeriSign, Inc.*(a)	693	64,421

Total Internet Software & Services		4,607,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
IT Services - 3.5%
Alliance Data Systems Corp.	320	$82,141
Automatic Data Processing, Inc.	2,062	211,273
Broadridge Financial Solutions, Inc.	615	46,469
Cognizant Technology Solutions Corp. Class A	3,701	245,746
Conduent, Inc.*	1,810	28,851
DXC Technology Co.	1,687	129,427
Fidelity National Information Services, Inc.	854	72,932
Fiserv, Inc.*	1,139	139,345
FleetCor Technologies, Inc.*	373	53,790
Gartner, Inc.*	232	28,654
Global Payments, Inc.	536	48,412
International Business Machines Corp.	9,518	1,464,154
Jack Henry & Associates, Inc.	373	38,744
Leidos Holdings, Inc.	770	39,801
MasterCard, Inc. Class A	5,259	638,706
Paychex, Inc.	1,743	99,246
PayPal Holdings, Inc.*	4,597	246,721
Sabre Corp.	1,223	26,625
Total System Services, Inc.	928	54,056
Vantiv, Inc. Class A*	481	30,467
Visa, Inc. Class A	10,039	941,457
Western Union Co. (The)	5,085	96,869

Total IT Services		4,763,886

Leisure Products - 0.1%
Hasbro, Inc.	845	94,226
Mattel, Inc.	1,483	31,929

Total Leisure Products		126,155

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,384	82,085
Illumina, Inc.*	466	80,860
Mettler-Toledo International, Inc.*	134	78,865
Quintiles IMS Holdings, Inc.*	706	63,187
Thermo Fisher Scientific, Inc.	1,840	321,025
Waters Corp.*	499	91,736

Total Life Sciences Tools & Services		717,758

Machinery - 1.2%
Caterpillar, Inc.	1,491	160,223
Cummins, Inc.	1,115	180,875
Deere & Co.	1,983	245,079
Dover Corp.	879	70,513
Fortive Corp.	2,157	136,646
IDEX Corp.	385	43,509
Illinois Tool Works, Inc.	2,095	300,109
Middleby Corp. (The)*	228	27,704
PACCAR, Inc.	1,177	77,729
Parker-Hannifin Corp.	793	126,737
Snap-on, Inc.	395	62,410
Stanley Black & Decker, Inc.	1,068	150,300
Wabtec Corp.	633	57,920
Xylem, Inc.	888	49,222

Total Machinery		1,688,976

Media - 3.7%
CBS Corp. Class B Non-Voting Shares	4,162	265,452
Charter Communications, Inc. Class A*	1,404	472,937
Comcast Corp. Class A	32,182	1,252,524
DISH Network Corp. Class A*	2,261	141,900
Interpublic Group of Cos., Inc. (The)	3,025	74,415
Liberty Broadband Corp. Class C*	1,535	133,161
Omnicom Group, Inc.	1,755	145,490
Scripps Networks Interactive, Inc. Class A	1,442	98,503
Sirius XM Holdings, Inc.(a)	19,594	107,179
Time Warner, Inc.	6,245	627,061
Twenty-First Century Fox, Inc. Class A	13,842	392,282
Viacom, Inc. Class B	5,028	168,790
Walt Disney Co. (The)	11,991	1,274,044

Total Media		5,153,738

Metals & Mining - 0.1%
Nucor Corp.	1,120	64,814
Steel Dynamics, Inc.	1,312	46,983

Total Metals & Mining		111,797

Multi-Utilities - 1.0%
Ameren Corp.	1,674	91,518
CMS Energy Corp.	1,865	86,256
Consolidated Edison, Inc.	2,379	192,271
Dominion Energy, Inc.	3,572	273,722
DTE Energy Co.	1,164	123,140
NiSource, Inc.	1,774	44,989
Public Service Enterprise Group, Inc.	3,944	169,631
SCANA Corp.	1,128	75,587
Sempra Energy	1,790	201,822
WEC Energy Group, Inc.	2,134	130,985

Total Multi-Utilities		1,389,921

Multiline Retail - 0.5%
Dollar General Corp.	2,108	151,966
Dollar Tree, Inc.*	1,206	84,323
Kohl’s Corp.	1,435	55,491
Macy’s, Inc.	2,207	51,291
Nordstrom, Inc.(a)	1,124	53,761
Target Corp.	5,600	292,824

Total Multiline Retail		689,656

Oil, Gas & Consumable Fuels - 1.5%
Exxon Mobil Corp.	13,748	1,109,876
Kinder Morgan, Inc.	2,604	49,893
Marathon Petroleum Corp.	3,160	165,363
ONEOK, Inc.	657	34,269
Phillips 66	3,030	250,551
Tesoro Corp.	1,064	99,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
Valero Energy Corp.	4,380	$295,475

Total Oil, Gas & Consumable Fuels		2,005,017

Personal Products - 0.1%
Coty, Inc. Class A	292	5,478
Estee Lauder Cos., Inc. (The) Class A	1,820	174,684

Total Personal Products		180,162

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	8,415	468,884
Eli Lilly & Co.	4,780	393,394
Johnson & Johnson	19,657	2,600,425
Merck & Co., Inc.	12,763	817,981
Pfizer, Inc.	28,833	968,500
Zoetis, Inc.	1,743	108,728

Total Pharmaceuticals		5,357,912

Professional Services - 0.1%
Equifax, Inc.	534	73,382
Verisk Analytics, Inc.*	754	63,615

Total Professional Services		136,997

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	2,076	75,566

Road & Rail - 1.0%
AMERCO	156	57,105
CSX Corp.	6,241	340,509
JB Hunt Transport Services, Inc.	603	55,102
Kansas City Southern	796	83,301
Norfolk Southern Corp.	1,959	238,410
Old Dominion Freight Line, Inc.	432	41,144
Union Pacific Corp.	5,362	583,976

Total Road & Rail		1,399,547

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,864	145,019
Applied Materials, Inc.	7,167	296,069
Intel Corp.	38,690	1,305,401
KLA-Tencor Corp.	1,327	121,434
Lam Research Corp.	1,162	164,342
Maxim Integrated Products, Inc.	1,455	65,329
Microchip Technology, Inc.	143	11,037
NVIDIA Corp.	1,813	262,087
QUALCOMM, Inc.	11,151	615,758
Skyworks Solutions, Inc.	1,707	163,787
Texas Instruments, Inc.	5,984	460,349
Xilinx, Inc.	1,470	94,550

Total Semiconductors & Semiconductor Equipment		3,705,162

Software - 3.8%
Activision Blizzard, Inc.	3,207	184,627
Adobe Systems, Inc.*	1,254	177,366
ANSYS, Inc.*	398	48,429
CA, Inc.	3,487	120,197
Cadence Design Systems, Inc.*	1,252	41,929
CDK Global, Inc.	558	34,629
Citrix Systems, Inc.*	684	54,433
Electronic Arts, Inc.*	2,109	222,963
Intuit, Inc.	909	120,724
Microsoft Corp.	36,374	2,507,260
Oracle Corp.	29,604	1,484,345
Red Hat, Inc.*	406	38,875
salesforce.com, Inc.*	366	31,696
Synopsys, Inc.*	593	43,247
VMware, Inc. Class A*(a)	1,881	164,456

Total Software		5,275,176

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	357	41,623
AutoZone, Inc.*	204	116,374
Bed Bath & Beyond, Inc.	2,209	67,154
Best Buy Co., Inc.	2,697	154,619
Burlington Stores, Inc.*	272	25,021
CarMax, Inc.*	1,261	79,519
Foot Locker, Inc.	1,043	51,399
Gap, Inc. (The)	3,586	78,856
Home Depot, Inc. (The)	7,716	1,183,634
L Brands, Inc.	2,065	111,283
Lowe’s Cos., Inc.	4,363	338,263
O’Reilly Automotive, Inc.*	485	106,089
Ross Stores, Inc.	2,201	127,064
Tiffany & Co.	695	65,240
TJX Cos., Inc. (The)	3,888	280,597
Tractor Supply Co.	715	38,760
Ulta Salon Cosmetics & Fragrance, Inc.*	204	58,617

Total Specialty Retail		2,924,112

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	53,236	7,667,049
Hewlett Packard Enterprise Co.	17,127	284,137
HP, Inc.	22,669	396,254
NetApp, Inc.	1,233	49,381
Xerox Corp.	2,263	65,016

Total Technology Hardware, Storage & Peripherals		8,461,837

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,728	81,804
Hanesbrands, Inc.	2,855	66,122
NIKE, Inc. Class B	9,932	585,988
PVH Corp.	886	101,447
VF Corp.	2,864	164,966

Total Textiles, Apparel & Luxury Goods		1,000,327

Tobacco - 2.0%
Altria Group, Inc.	10,490	781,190
Philip Morris International, Inc.	9,604	1,127,990
Reynolds American, Inc.	13,493	877,585

Total Tobacco		2,786,765

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,404	61,116
HD Supply Holdings, Inc.*	3,420	104,755
United Rentals, Inc.*	743	83,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2017

Investments	Shares	Value
W.W. Grainger, Inc.	392	$70,768

Total Trading Companies & Distributors		320,382

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	146	11,446

Water Utilities - 0.1%
American Water Works Co., Inc.	885	68,986

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	3,058	185,376

TOTAL COMMON STOCKS (Cost: $110,344,184)		137,601,820

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $204,939)	3,003	205,255

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $405,720)(d)	405,720	405,720

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $110,954,843)		138,212,795
Liabilities in Excess of Cash and Other Assets - (0.2)%		(268,419)

NET ASSETS - 100.0%		$137,944,376

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $453,321 and the total market value of the collateral held by the Fund was $466,868. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $61,148.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 2.1%
Boeing Co. (The)	78,004	$15,425,291
Lockheed Martin Corp.	37,318	10,359,850

Total Aerospace & Defense		25,785,141

Auto Components - 0.0%
Superior Industries International, Inc.	5,045	103,675

Automobiles - 1.5%
Ford Motor Co.	807,485	9,035,757
General Motors Co.	279,174	9,751,548

Total Automobiles		18,787,305

Banks - 3.3%
American National Bankshares, Inc.	1,505	55,610
Arrow Financial Corp.	1,583	50,102
Banc of California, Inc.(a)	7,659	164,669
Bridge Bancorp, Inc.	2,626	87,446
City Holding Co.	2,570	169,286
CNB Financial Corp.	2,171	52,039
Columbia Banking System, Inc.	8,151	324,817
Community Trust Bancorp, Inc.	2,891	126,481
Cullen/Frost Bankers, Inc.	7,100	666,761
Financial Institutions, Inc.	2,442	72,772
First Bancorp, Inc.	2,101	56,853
Flushing Financial Corp.	3,981	112,224
FNB Corp.	29,385	416,092
Heritage Commerce Corp.	1,346	18,548
Old National Bancorp	20,033	345,569
PacWest Bancorp	19,820	925,594
Park National Corp.	2,205	228,703
Penns Woods Bancorp, Inc.	763	31,420
People’s United Financial, Inc.	48,346	853,790
Peoples Financial Services Corp.	1,102	48,190
Sandy Spring Bancorp, Inc.	4,293	174,553
Southside Bancshares, Inc.	4,505	157,421
Trustmark Corp.	7,887	253,646
Umpqua Holdings Corp.	33,407	613,353
United Bankshares, Inc.(a)	9,321	365,383
Univest Corp. of Pennsylvania	4,693	140,555
Valley National Bancorp	47,587	562,003
Washington Trust Bancorp, Inc.	2,034	104,853
Wells Fargo & Co.	607,084	33,638,524
West Bancorporation, Inc.	3,008	71,139

Total Banks		40,888,396

Beverages - 4.2%
Coca-Cola Co. (The)	653,283	29,299,743
PepsiCo, Inc.	189,413	21,875,307

Total Beverages		51,175,050

Biotechnology - 1.8%
AbbVie, Inc.	307,221	22,276,595

Capital Markets - 0.5%
Arlington Asset Investment Corp. Class A(a)	15,103	206,458
Artisan Partners Asset Management, Inc. Class A	13,139	403,367
BGC Partners, Inc. Class A	64,373	813,675
Cohen & Steers, Inc.	6,741	273,280
Federated Investors, Inc. Class B	17,284	488,273
Gain Capital Holdings, Inc.	6,690	41,679
Greenhill & Co., Inc.	9,255	186,025
Moelis & Co. Class A	3,843	149,301
T. Rowe Price Group, Inc.	30,806	2,286,113
Virtu Financial, Inc. Class A(a)	8,295	146,407
Waddell & Reed Financial, Inc. Class A	29,719	561,095
Westwood Holdings Group, Inc.	1,725	97,790

Total Capital Markets		5,653,463

Chemicals - 1.1%
CF Industries Holdings, Inc.	40,455	1,131,122
Dow Chemical Co. (The)	162,355	10,239,730
Innophos Holdings, Inc.	3,092	135,553
Kronos Worldwide, Inc.	27,395	499,137
Mosaic Co. (The)	55,175	1,259,645
Olin Corp.	23,464	710,490

Total Chemicals		13,975,677

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.(a)	42,930	566,676
Ennis, Inc.	4,339	82,875
Essendant, Inc.	4,104	60,862
KAR Auction Services, Inc.	17,923	752,228
McGrath RentCorp	4,221	146,173
Pitney Bowes, Inc.	36,822	556,012
Quad/Graphics, Inc.	8,364	191,703
RR Donnelley & Sons Co.	10,823	135,721
Steelcase, Inc. Class A	11,079	155,106
West Corp.	14,728	343,457

Total Commercial Services & Supplies		2,990,813

Communications Equipment - 2.0%
Black Box Corp.	1,986	16,980
Cisco Systems, Inc.	789,206	24,702,148
Comtech Telecommunications Corp.	7,720	146,448

Total Communications Equipment		24,865,576

Consumer Finance - 0.1%
Navient Corp.	52,406	872,560

Containers & Packaging - 0.7%
Greif, Inc. Class B	3,529	213,152
International Paper Co.	64,485	3,650,496
Myers Industries, Inc.	5,114	91,796
Packaging Corp. of America	12,355	1,376,223
Sonoco Products Co.	12,481	641,773
WestRock Co.	34,347	1,946,101

Total Containers & Packaging		7,919,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
Distributors - 0.0%
Weyco Group, Inc.	1,525	$42,517

Diversified Consumer Services - 0.1%
H&R Block, Inc.	37,540	1,160,361

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	1,889	47,508

Diversified Telecommunication Services - 7.8%
AT&T, Inc.	1,354,368	51,100,305
CenturyLink, Inc.(a)	222,382	5,310,482
Cogent Communications Holdings, Inc.	9,314	373,491
Consolidated Communications Holdings, Inc.(a)	13,125	281,794
Frontier Communications Corp.(a)	606,964	704,078
IDT Corp. Class B	6,870	98,722
Verizon Communications, Inc.	831,029	37,113,755
Windstream Holdings, Inc.(a)	41,710	161,835

Total Diversified Telecommunication Services		95,144,462

Electric Utilities - 6.6%
ALLETE, Inc.	7,214	517,100
Alliant Energy Corp.	32,961	1,324,043
American Electric Power Co., Inc.	86,433	6,004,501
Avangrid, Inc.	65,911	2,909,971
Duke Energy Corp.	140,990	11,785,354
Edison International	40,651	3,178,502
El Paso Electric Co.	4,836	250,021
Entergy Corp.	39,700	3,047,769
Eversource Energy	47,213	2,866,301
Exelon Corp.	152,364	5,495,769
FirstEnergy Corp.	90,845	2,649,040
Great Plains Energy, Inc.	39,548	1,157,965
Hawaiian Electric Industries, Inc.	18,823	609,489
IDACORP, Inc.	6,266	534,803
NextEra Energy, Inc.	64,986	9,106,488
OGE Energy Corp.	33,126	1,152,454
Otter Tail Corp.	5,497	217,681
PG&E Corp.	75,904	5,037,748
Pinnacle West Capital Corp.	17,367	1,478,974
PNM Resources, Inc.	9,384	358,938
Portland General Electric Co.	12,053	550,702
PPL Corp.	139,744	5,402,503
Southern Co. (The)	207,777	9,948,363
Westar Energy, Inc.	17,268	915,549
Xcel Energy, Inc.	78,233	3,589,330

Total Electric Utilities		80,089,358

Electrical Equipment - 0.5%
Emerson Electric Co.	97,314	5,801,861
General Cable Corp.	8,316	135,966

Total Electrical Equipment		5,937,827

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	21,227	346,849
Daktronics, Inc.	9,655	92,978

Total Electronic Equipment, Instruments & Components		439,827

Energy Equipment & Services - 0.1%
Archrock, Inc.	11,514	131,259
Helmerich & Payne, Inc.(a)	17,211	935,246

Total Energy Equipment & Services		1,066,505

Equity Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust	10,059	279,640
Agree Realty Corp.	5,019	230,222
Alexander’s, Inc.	864	364,141
Alexandria Real Estate Equities, Inc.	10,443	1,258,068
American Campus Communities, Inc.	21,504	1,017,139
Apartment Investment & Management Co. Class A	22,878	983,068
Apple Hospitality REIT, Inc.	61,561	1,151,806
Armada Hoffler Properties, Inc.	8,488	109,920
Ashford Hospitality Prime, Inc.	939	9,662
Ashford Hospitality Trust, Inc.	33,629	204,464
AvalonBay Communities, Inc.	19,939	3,831,678
Bluerock Residential Growth REIT, Inc.	9,085	117,106
Brandywine Realty Trust	32,077	562,310
Brixmor Property Group, Inc.	58,469	1,045,426
Camden Property Trust	14,920	1,275,809
Care Capital Properties, Inc.	33,914	905,504
CareTrust REIT, Inc.	12,630	234,160
CatchMark Timber Trust, Inc. Class A	7,660	87,094
CBL & Associates Properties, Inc.(a)	66,980	564,641
Cedar Realty Trust, Inc.	5,208	25,259
Chatham Lodging Trust	9,797	196,822
Chesapeake Lodging Trust	16,521	404,269
Colony Starwood Homes	13,537	464,455
Columbia Property Trust, Inc.	31,095	695,906
Community Healthcare Trust, Inc.	2,094	53,585
CoreCivic, Inc.	46,147	1,272,734
CorEnergy Infrastructure Trust, Inc.	4,819	161,870
CoreSite Realty Corp.	4,292	444,351
Corporate Office Properties Trust	16,043	561,986
Cousins Properties, Inc.	67,619	594,371
Crown Castle International Corp.	72,736	7,286,693
CubeSmart	26,184	629,463
CyrusOne, Inc.	13,147	732,945
DCT Industrial Trust, Inc.	10,847	579,664
DDR Corp.	81,483	739,051
DiamondRock Hospitality Co.	43,276	473,872
Digital Realty Trust, Inc.	27,050	3,055,298
Duke Realty Corp.	46,124	1,289,166
DuPont Fabros Technology, Inc.	16,151	987,795
Easterly Government Properties, Inc.	7,619	159,618
EastGroup Properties, Inc.	5,053	423,441
Education Realty Trust, Inc.	11,207	434,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
EPR Properties	15,535	$1,116,500
Equity Residential	53,275	3,507,093
Essex Property Trust, Inc.	8,600	2,212,522
Extra Space Storage, Inc.	23,677	1,846,806
Federal Realty Investment Trust	8,903	1,125,250
FelCor Lodging Trust, Inc.	13,027	93,925
First Industrial Realty Trust, Inc.	14,717	421,201
First Potomac Realty Trust	15,503	172,238
Four Corners Property Trust, Inc.	11,114	279,073
Franklin Street Properties Corp.	28,626	317,176
Gaming and Leisure Properties, Inc.	72,500	2,731,075
GEO Group, Inc. (The)	38,166	1,128,569
Getty Realty Corp.	8,586	215,509
GGP, Inc.	135,437	3,190,896
Gladstone Commercial Corp.	10,603	231,039
Global Net Lease, Inc.	21,247	472,533
Government Properties Income Trust(a)	28,336	518,832
Gramercy Property Trust	33,240	987,560
HCP, Inc.	105,346	3,366,858
Healthcare Realty Trust, Inc.	20,319	693,894
Healthcare Trust of America, Inc. Class A	26,598	827,464
Hersha Hospitality Trust	10,635	196,854
Highwoods Properties, Inc.	15,610	791,583
Hospitality Properties Trust	49,289	1,436,774
Host Hotels & Resorts, Inc.	140,629	2,569,292
Independence Realty Trust, Inc.	20,973	207,004
InfraREIT, Inc.	8,825	168,999
Investors Real Estate Trust	41,956	260,547
Iron Mountain, Inc.	75,605	2,597,788
Kimco Realty Corp.	79,902	1,466,202
Kite Realty Group Trust	16,829	318,573
Lamar Advertising Co. Class A	16,862	1,240,537
LaSalle Hotel Properties	30,186	899,543
Lexington Realty Trust	69,342	687,179
Liberty Property Trust	31,512	1,282,854
Life Storage, Inc.	9,476	702,172
LTC Properties, Inc.	8,311	427,102
Macerich Co. (The)	25,653	1,489,413
Medical Properties Trust, Inc.	107,357	1,381,685
Mid-America Apartment Communities, Inc.	12,249	1,290,800
Monmouth Real Estate Investment Corp. Class A	14,355	216,043
Monogram Residential Trust, Inc.	16,966	164,740
National Health Investors, Inc.	8,787	695,930
National Retail Properties, Inc.	28,892	1,129,677
National Storage Affiliates Trust	7,316	169,073
New Senior Investment Group, Inc.	39,086	392,814
NexPoint Residential Trust, Inc.	6,338	157,753
NorthStar Realty Europe Corp.	8,955	113,549
Omega Healthcare Investors, Inc.	70,280	2,320,646
One Liberty Properties, Inc.	5,755	134,840
Outfront Media, Inc.	34,381	794,889
Pebblebrook Hotel Trust(a)	14,096	454,455
Pennsylvania Real Estate Investment Trust(a)	13,520	153,046
Physicians Realty Trust	26,694	537,617
Piedmont Office Realty Trust, Inc. Class A	26,736	563,595
Potlatch Corp.	6,470	295,679
Preferred Apartment Communities, Inc. Class A	6,495	102,296
Prologis, Inc.	76,581	4,490,710
Public Storage	28,795	6,004,621
QTS Realty Trust, Inc. Class A	5,843	305,764
Ramco-Gershenson Properties Trust	19,018	245,332
Rayonier, Inc.	19,841	570,826
Realty Income Corp.	50,768	2,801,378
Regency Centers Corp.	23,025	1,442,286
Retail Opportunity Investments Corp.	18,842	361,578
Retail Properties of America, Inc. Class A	45,870	560,073
RLJ Lodging Trust	29,998	596,060
Ryman Hospitality Properties, Inc.	11,016	705,134
Sabra Health Care REIT, Inc.(a)	20,290	488,989
Saul Centers, Inc.	3,184	184,608
Select Income REIT	32,492	780,783
Senior Housing Properties Trust	92,176	1,884,077
Simon Property Group, Inc.	51,351	8,306,538
Spirit Realty Capital, Inc.	142,781	1,058,007
STAG Industrial, Inc.	20,248	558,845
STORE Capital Corp.	32,857	737,640
Summit Hotel Properties, Inc.	15,299	285,326
Sun Communities, Inc.	11,633	1,020,098
Tanger Factory Outlet Centers, Inc.	15,673	407,185
Taubman Centers, Inc.	8,531	508,021
Terreno Realty Corp.	6,717	226,094
Tier REIT, Inc.	10,148	187,535
UDR, Inc.	41,694	1,624,815
UMH Properties, Inc.	9,444	161,020
Uniti Group, Inc.	67,174	1,688,754
Universal Health Realty Income Trust	2,536	201,713
Urban Edge Properties	14,168	336,207
Urstadt Biddle Properties, Inc. Class A	7,196	142,481
Ventas, Inc.	75,139	5,220,658
VEREIT, Inc.	282,466	2,299,273
W.P. Carey, Inc.	32,060	2,116,281
Washington Prime Group, Inc.	81,473	681,929
Washington Real Estate Investment Trust	13,720	437,668
Weingarten Realty Investors	23,592	710,119
Welltower, Inc.	86,264	6,456,860
Weyerhaeuser Co.	128,069	4,290,312
Whitestone REIT(a)	12,217	149,658
Xenia Hotels & Resorts, Inc.	27,285	528,510

Total Equity Real Estate Investment Trusts (REITs)		150,930,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
Food & Staples Retailing - 2.5%
Village Super Market, Inc. Class A	2,755	$71,409
Wal-Mart Stores, Inc.	400,663	30,322,176

Total Food & Staples Retailing		30,393,585

Food Products - 2.0%
Archer-Daniels-Midland Co.	67,793	2,805,274
B&G Foods, Inc.(a)	11,041	393,060
Flowers Foods, Inc.	30,659	530,707
General Mills, Inc.	81,643	4,523,022
Kellogg Co.	45,438	3,156,124
Kraft Heinz Co. (The)	158,172	13,545,850

Total Food Products		24,954,037

Gas Utilities - 0.2%
National Fuel Gas Co.	10,953	611,616
New Jersey Resources Corp.	11,200	444,640
Northwest Natural Gas Co.	4,888	292,547
South Jersey Industries, Inc.	11,679	399,071
Spire, Inc.	6,924	482,949
WGL Holdings, Inc.	5,840	487,231

Total Gas Utilities		2,718,054

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	7,783	122,582

Health Care Providers & Services - 0.0%
Owens & Minor, Inc.	6,784	218,377

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	2,983	97,842

Hotels, Restaurants & Leisure - 3.2%
Bob Evans Farms, Inc.	3,325	238,835
ClubCorp Holdings, Inc.	7,044	92,276
Cracker Barrel Old Country Store, Inc.(a)	2,965	495,896
Darden Restaurants, Inc.	16,144	1,460,063
DineEquity, Inc.	3,727	164,174
ILG, Inc.	15,629	429,641
Las Vegas Sands Corp.	187,820	11,999,820
McDonald’s Corp.	117,030	17,924,315
Six Flags Entertainment Corp.	17,963	1,070,775
Speedway Motorsports, Inc.	5,629	102,842
Wyndham Worldwide Corp.	12,367	1,241,771
Yum! Brands, Inc.	52,774	3,892,610

Total Hotels, Restaurants & Leisure		39,113,018

Household Durables - 0.2%
CSS Industries, Inc.	1,148	30,032
Leggett & Platt, Inc.	16,287	855,556
MDC Holdings, Inc.	9,361	330,724
Tupperware Brands Corp.	11,496	807,364

Total Household Durables		2,023,676

Household Products - 3.3%
Kimberly-Clark Corp.	52,234	6,743,932
Procter & Gamble Co. (The)	385,961	33,636,501

Total Household Products		40,380,433

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	110,911	1,232,221
NRG Yield, Inc. Class A	11,318	193,085
Pattern Energy Group, Inc.	30,186	719,635

Total Independent Power & Renewable Electricity Producers		2,144,941

Industrial Conglomerates - 2.6%
General Electric Co.	1,162,422	31,397,018

Insurance - 1.9%
American National Insurance Co.	3,070	357,624
Arthur J. Gallagher & Co.	24,115	1,380,584
Baldwin & Lyons, Inc. Class B	2,871	70,340
Donegal Group, Inc. Class A	3,603	57,288
EMC Insurance Group, Inc.	3,702	102,842
Erie Indemnity Co. Class A	5,323	665,748
First American Financial Corp.	18,170	812,017
FNF Group	35,768	1,603,479
HCI Group, Inc.	1,708	80,242
Horace Mann Educators Corp.	4,549	171,952
Mercury General Corp.(a)	10,368	559,872
MetLife, Inc.	139,116	7,643,033
Old Republic International Corp.	48,636	949,861
Principal Financial Group, Inc.	36,815	2,358,737
Prudential Financial, Inc.	51,491	5,568,237
Safety Insurance Group, Inc.	2,695	184,068

Total Insurance		22,565,924

Internet & Catalog Retail - 0.0%
HSN, Inc.	7,778	248,118
PetMed Express, Inc.	5,375	218,225

Total Internet & Catalog Retail		466,343

Internet Software & Services - 0.0%
Reis, Inc.	1,554	33,023

IT Services - 2.2%
International Business Machines Corp.	145,314	22,353,653
Paychex, Inc.	49,834	2,837,548
Western Union Co. (The)	64,147	1,222,000

Total IT Services		26,413,201

Leisure Products - 0.2%
Mattel, Inc.	79,767	1,717,384
Sturm Ruger & Co., Inc.	2,590	160,968

Total Leisure Products		1,878,352

Machinery - 1.1%
American Railcar Industries, Inc.	2,956	113,215
Caterpillar, Inc.	85,669	9,205,991
Cummins, Inc.	22,178	3,597,715
Douglas Dynamics, Inc.	4,148	136,469
Miller Industries, Inc.	1,760	43,736
Timken Co. (The)	9,501	439,421

Total Machinery		13,536,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
Media - 0.2%
Cinemark Holdings, Inc.	14,392	$559,129
Gannett Co., Inc.	28,440	247,997
Meredith Corp.	6,070	360,862
National CineMedia, Inc.	16,328	121,154
New Media Investment Group, Inc.	17,751	239,283
Regal Entertainment Group Class A	24,443	500,104
Time, Inc.	19,242	276,123
Tribune Media Co. Class A	11,316	461,353

Total Media		2,766,005

Metals & Mining - 0.0%
Compass Minerals International, Inc.	5,250	342,825
Schnitzer Steel Industries, Inc. Class A	3,281	82,681

Total Metals & Mining		425,506

Multi-Utilities - 3.1%
Ameren Corp.	38,228	2,089,925
Avista Corp.	9,471	402,139
Black Hills Corp.	6,715	453,061
CenterPoint Energy, Inc.	83,578	2,288,366
CMS Energy Corp.	38,125	1,763,281
Consolidated Edison, Inc.	51,652	4,174,515
Dominion Energy, Inc.	106,881	8,190,291
DTE Energy Co.	27,460	2,904,993
MDU Resources Group, Inc.	23,903	626,259
NiSource, Inc.	44,135	1,119,263
NorthWestern Corp.	8,199	500,303
Public Service Enterprise Group, Inc.	87,791	3,775,891
SCANA Corp.	20,538	1,376,251
Sempra Energy	34,083	3,842,858
Unitil Corp.	3,135	151,452
Vectren Corp.	12,339	721,091
WEC Energy Group, Inc.	49,385	3,031,251

Total Multi-Utilities		37,411,190

Multiline Retail - 0.5%
Kohl’s Corp.	28,430	1,099,388
Macy’s, Inc.	49,675	1,154,447
Target Corp.	78,744	4,117,524

Total Multiline Retail		6,371,359

Oil, Gas & Consumable Fuels - 9.7%
Alon USA Energy, Inc.	16,897	225,068
Chevron Corp.	319,981	33,383,618
CVR Energy, Inc.(a)	31,251	680,022
Delek U.S. Holdings, Inc.	5,107	135,029
Evolution Petroleum Corp.	9,617	77,898
Exxon Mobil Corp.	635,101	51,271,704
HollyFrontier Corp.	31,510	865,580
Marathon Petroleum Corp.	69,884	3,657,030
Murphy Oil Corp.	24,936	639,109
Occidental Petroleum Corp.	149,367	8,942,602
ONEOK, Inc.	41,792	2,179,871
PBF Energy, Inc. Class A(a)	16,886	375,882
Phillips 66	68,420	5,657,650
SemGroup Corp. Class A	13,616	367,632
Targa Resources Corp.	55,540	2,510,408
Valero Energy Corp.	72,598	4,897,461
Williams Cos., Inc. (The)	91,179	2,760,900

Total Oil, Gas & Consumable Fuels		118,627,464

Paper & Forest Products - 0.1%
Domtar Corp.	10,188	391,423
Schweitzer-Mauduit International, Inc.	5,720	212,956

Total Paper & Forest Products		604,379

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	7,107	446,604

Pharmaceuticals - 9.7%
Eli Lilly & Co.	150,578	12,392,570
Johnson & Johnson	352,366	46,614,498
Merck & Co., Inc.	384,692	24,654,910
Pfizer, Inc.	1,043,827	35,062,149

Total Pharmaceuticals		118,724,127

Semiconductors & Semiconductor Equipment - 3.0%
Cypress Semiconductor Corp.	56,442	770,433
Intel Corp.	626,320	21,132,037
KLA-Tencor Corp.	19,753	1,807,597
Maxim Integrated Products, Inc.	43,220	1,940,578
QUALCOMM, Inc.	207,314	11,447,879

Total Semiconductors & Semiconductor Equipment		37,098,524

Software - 0.2%
American Software, Inc. Class A	4,709	48,456
CA, Inc.	61,190	2,109,219

Total Software		2,157,675

Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	12,381	154,020
American Eagle Outfitters, Inc.	23,040	277,632
Barnes & Noble, Inc.	15,444	117,374
Big 5 Sporting Goods Corp.	4,744	61,909
Buckle, Inc. (The)(a)	6,763	120,381
Cato Corp. (The) Class A	3,902	68,636
DSW, Inc. Class A	12,696	224,719
GameStop Corp. Class A	24,915	538,413
Gap, Inc. (The)	63,560	1,397,685
Guess?, Inc.	21,367	273,070
L Brands, Inc.	41,439	2,233,148
Pier 1 Imports, Inc.	17,972	93,275
Rent-A-Center, Inc.(a)	6,808	79,790
Staples, Inc.	140,428	1,414,110
Stein Mart, Inc.(a)	8,596	14,527
Tailored Brands, Inc.(a)	6,060	67,630

Total Specialty Retail		7,136,319

Technology Hardware, Storage & Peripherals - 0.7%
CPI Card Group, Inc.(a)	11,215	31,963
HP, Inc.	261,890	4,577,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2017

Investments	Shares	Value
Western Digital Corp.	38,103	$3,375,926
Xerox Corp.	37,198	1,068,698

Total Technology Hardware, Storage & Peripherals		9,054,424

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	44,780	2,119,885
VF Corp.	55,952	3,222,835

Total Textiles, Apparel & Luxury Goods		5,342,720

Thrifts & Mortgage Finance - 0.2%
Dime Community Bancshares, Inc.	5,503	107,859
New York Community Bancorp, Inc.	90,248	1,184,956
Northwest Bancshares, Inc.	14,673	229,046
Oritani Financial Corp.	8,962	152,802
Provident Financial Services, Inc.	7,706	195,578
TrustCo Bank Corp.	13,224	102,486
United Financial Bancorp, Inc.	8,372	139,729

Total Thrifts & Mortgage Finance		2,112,456

Tobacco - 6.3%
Altria Group, Inc.	326,311	24,300,380
Philip Morris International, Inc.	324,959	38,166,434
Reynolds American, Inc.	215,757	14,032,835
Universal Corp.	4,158	269,023
Vector Group Ltd.	38,730	825,724

Total Tobacco		77,594,396

Trading Companies & Distributors - 0.1%
GATX Corp.(a)	4,795	308,175
H&E Equipment Services, Inc.	7,580	154,708
Watsco, Inc.	3,691	569,152

Total Trading Companies & Distributors		1,032,035

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	23,015	1,804,376

Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,305	49,120

TOTAL COMMON STOCKS (Cost: $1,131,303,753)		1,217,367,854

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $3,582,238)	42,212	3,590,553

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $8,124,640)(d)	8,124,640	8,124,640

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,143,010,631)		1,229,083,047
Liabilities in Excess of Cash and Other Assets - (0.5)%		(5,756,621)

NET ASSETS - 100.0%		$1,223,326,426

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $12,359,644 and the total market value of the collateral held by the Fund was $12,731,460. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,606,820.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.8%
Boeing Co. (The)	82,164	$16,247,931
General Dynamics Corp.	25,615	5,074,332
L3 Technologies, Inc.	6,031	1,007,659
Lockheed Martin Corp.	39,428	10,945,607
Northrop Grumman Corp.	12,963	3,327,732
Raytheon Co.	27,880	4,502,062
Rockwell Collins, Inc.	8,896	934,792
Textron, Inc.	1,867	87,936
United Technologies Corp.	94,931	11,592,024

Total Aerospace & Defense		53,720,075

Air Freight & Logistics - 0.6%
FedEx Corp.	10,009	2,175,256
United Parcel Service, Inc. Class B	86,237	9,536,950

Total Air Freight & Logistics		11,712,206

Airlines - 0.3%
American Airlines Group, Inc.	21,438	1,078,760
Delta Air Lines, Inc.	54,206	2,913,030
Southwest Airlines Co.	22,919	1,424,187

Total Airlines		5,415,977

Automobiles - 1.0%
Ford Motor Co.	850,445	9,516,479
General Motors Co.	294,787	10,296,910

Total Automobiles		19,813,389

Banks - 6.7%
Bank of America Corp.	627,240	15,216,842
BB&T Corp.	98,887	4,490,459
Citigroup, Inc.	144,812	9,685,027
Citizens Financial Group, Inc.	33,678	1,201,631
Fifth Third Bancorp	72,822	1,890,459
First Republic Bank	5,246	525,125
Huntington Bancshares, Inc.	116,537	1,575,580
JPMorgan Chase & Co.	384,527	35,145,768
KeyCorp	93,073	1,744,188
M&T Bank Corp.	13,975	2,263,251
PNC Financial Services Group, Inc. (The)	45,005	5,619,774
Regions Financial Corp.	110,541	1,618,320
SunTrust Banks, Inc.	45,832	2,599,591
U.S. Bancorp	175,615	9,117,931
Wells Fargo & Co.	637,304	35,313,015

Total Banks		128,006,961

Beverages - 3.0%
Coca-Cola Co. (The)	686,019	30,767,952
Constellation Brands, Inc. Class A	8,511	1,648,836
Dr. Pepper Snapple Group, Inc.	20,209	1,841,242
Molson Coors Brewing Co. Class B	14,918	1,288,020
PepsiCo, Inc.	198,980	22,980,200

Total Beverages		58,526,250

Biotechnology - 2.7%
AbbVie, Inc.	322,780	23,404,778
Amgen, Inc.	99,080	17,064,548
Gilead Sciences, Inc.	163,224	11,552,995

Total Biotechnology		52,022,321

Capital Markets - 2.6%
Ameriprise Financial, Inc.	19,255	2,450,969
Bank of New York Mellon Corp. (The)	79,562	4,059,253
BlackRock, Inc.	18,406	7,774,878
Charles Schwab Corp. (The)	44,292	1,902,784
CME Group, Inc.	31,660	3,965,098
Franklin Resources, Inc.	46,873	2,099,442
Goldman Sachs Group, Inc. (The)	20,703	4,593,996
Intercontinental Exchange, Inc.	31,859	2,100,145
Moody’s Corp.	13,307	1,619,196
Morgan Stanley	162,139	7,224,914
Northern Trust Corp.	18,955	1,842,616
S&P Global, Inc.	15,751	2,299,489
State Street Corp.	35,032	3,143,421
T. Rowe Price Group, Inc.	32,531	2,414,126
TD Ameritrade Holding Corp.	42,770	1,838,682

Total Capital Markets		49,329,009

Chemicals - 2.0%
Air Products & Chemicals, Inc.	23,641	3,382,081
Celanese Corp. Series A	11,840	1,124,090
Dow Chemical Co. (The)	170,843	10,775,068
E.I. du Pont de Nemours & Co.	83,581	6,745,823
Ecolab, Inc.	15,935	2,115,371
Monsanto Co.	43,212	5,114,572
PPG Industries, Inc.	19,700	2,166,212
Praxair, Inc.	33,031	4,378,259
Sherwin-Williams Co. (The)	5,262	1,846,752

Total Chemicals		37,648,228

Commercial Services & Supplies - 0.4%
Cintas Corp.	4,884	615,580
Republic Services, Inc.	38,184	2,433,466
Waste Management, Inc.	50,498	3,704,028

Total Commercial Services & Supplies		6,753,074

Communications Equipment - 1.5%
Cisco Systems, Inc.	828,736	25,939,437
Harris Corp.	11,169	1,218,314
Motorola Solutions, Inc.	18,134	1,572,943

Total Communications Equipment		28,730,694

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,861	414,222
Vulcan Materials Co.	3,668	464,662

Total Construction Materials		878,884

Consumer Finance - 0.7%
American Express Co.	74,148	6,246,228
Capital One Financial Corp.	41,581	3,435,422
Discover Financial Services	32,149	1,999,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2017

Investments	Shares	Value
Synchrony Financial	53,809	$1,604,584

Total Consumer Finance		13,285,580

Containers & Packaging - 0.3%
Ball Corp.	9,584	404,541
International Paper Co.	68,890	3,899,863
WestRock Co.	36,564	2,071,716

Total Containers & Packaging		6,376,120

Distributors - 0.1%
Genuine Parts Co.	18,464	1,712,721

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,424,040	53,729,029
CenturyLink, Inc.(a)	235,741	5,629,495
Verizon Communications, Inc.	873,957	39,030,920

Total Diversified Telecommunication Services		98,389,444

Electric Utilities - 3.9%
American Electric Power Co., Inc.	89,902	6,245,492
Avangrid, Inc.	69,921	3,087,012
Duke Energy Corp.	147,394	12,320,665
Edison International	42,079	3,290,157
Entergy Corp.	41,574	3,191,636
Eversource Energy	49,339	2,995,371
Exelon Corp.	162,231	5,851,672
FirstEnergy Corp.	93,265	2,719,607
NextEra Energy, Inc.	68,538	9,604,230
PG&E Corp.	78,693	5,222,854
PPL Corp.	144,570	5,589,076
Southern Co. (The)	219,000	10,485,720
Xcel Energy, Inc.	82,066	3,765,188

Total Electric Utilities		74,368,680

Electrical Equipment - 0.4%
Acuity Brands, Inc.	366	74,401
Emerson Electric Co.	103,643	6,179,196
Rockwell Automation, Inc.	13,939	2,257,560

Total Electrical Equipment		8,511,157

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	14,183	1,046,989
Corning, Inc.	103,141	3,099,387

Total Electronic Equipment, Instruments & Components		4,146,376

Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	22,019	1,200,256
Halliburton Co.	56,289	2,404,103
National Oilwell Varco, Inc.	11,319	372,848

Total Energy Equipment & Services		3,977,207

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	43,796	5,795,087
AvalonBay Communities, Inc.	21,167	4,067,662
Boston Properties, Inc.	14,646	1,801,751
Crown Castle International Corp.	76,886	7,702,439
Digital Realty Trust, Inc.(a)	28,299	3,196,372
Equinix, Inc.	6,774	2,907,130
Equity Residential	55,855	3,676,935
Essex Property Trust, Inc.	8,836	2,273,238
GGP, Inc.	138,566	3,264,615
HCP, Inc.	112,722	3,602,595
Host Hotels & Resorts, Inc.	151,481	2,767,558
Prologis, Inc.	81,780	4,795,579
Public Storage	30,400	6,339,312
Realty Income Corp.	53,154	2,933,038
Simon Property Group, Inc.	54,088	8,749,275
Ventas, Inc.	80,004	5,558,678
Vornado Realty Trust	21,855	2,052,184
Welltower, Inc.	91,249	6,829,988
Weyerhaeuser Co.	136,532	4,573,822

Total Equity Real Estate Investment Trusts (REITs)		82,887,258

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	23,790	3,804,735
CVS Health Corp.	108,305	8,714,220
Kroger Co. (The)	59,828	1,395,189
Sysco Corp.	63,854	3,213,772
Wal-Mart Stores, Inc.	420,308	31,808,909
Walgreens Boots Alliance, Inc.	90,264	7,068,574

Total Food & Staples Retailing		56,005,399

Food Products - 2.1%
Archer-Daniels-Midland Co.	72,479	2,999,181
Campbell Soup Co.	34,336	1,790,623
Conagra Brands, Inc.	53,286	1,905,507
General Mills, Inc.	84,357	4,673,378
Hershey Co. (The)	17,863	1,917,950
Hormel Foods Corp.	47,619	1,624,284
J.M. Smucker Co. (The)	12,549	1,484,923
Kellogg Co.	46,948	3,261,008
Kraft Heinz Co. (The)	166,800	14,284,752
Mondelez International, Inc. Class A	134,499	5,809,012
Tyson Foods, Inc. Class A	19,212	1,203,248

Total Food Products		40,953,866

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	205,719	10,000,001
Baxter International, Inc.	29,794	1,803,729
Becton, Dickinson and Co.	17,443	3,403,304
C.R. Bard, Inc.	1,791	566,153
Danaher Corp.	20,510	1,730,839
DENTSPLY SIRONA, Inc.	4,885	316,743
Stryker Corp.	23,517	3,263,689
Zimmer Biomet Holdings, Inc.	8,516	1,093,454

Total Health Care Equipment & Supplies		22,177,912

Health Care Providers & Services - 1.5%
Aetna, Inc.	13,327	2,023,438
AmerisourceBergen Corp.	19,910	1,882,092
Anthem, Inc.	22,100	4,157,673
Cardinal Health, Inc.	38,089	2,967,895
Cigna Corp.	376	62,939
Humana, Inc.	4,181	1,006,032
McKesson Corp.	7,865	1,294,107
Quest Diagnostics, Inc.	12,199	1,356,041
UnitedHealth Group, Inc.	70,881	13,142,755

Total Health Care Providers & Services		27,892,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Holdings, Inc.	17,041	$1,053,986
Las Vegas Sands Corp.	198,135	12,658,845
Marriott International, Inc. Class A	27,365	2,744,983
McDonald’s Corp.	123,252	18,877,277
Starbucks Corp.	118,977	6,937,549
Yum! Brands, Inc.	54,095	3,990,047

Total Hotels, Restaurants & Leisure		46,262,687

Household Durables - 0.2%
Newell Brands, Inc.	36,704	1,968,068
Whirlpool Corp.	8,448	1,618,806

Total Household Durables		3,586,874

Household Products - 2.8%
Church & Dwight Co., Inc.	19,345	1,003,619
Clorox Co. (The)	16,548	2,204,855
Colgate-Palmolive Co.	100,206	7,428,271
Kimberly-Clark Corp.	55,092	7,112,928
Procter & Gamble Co. (The)	405,187	35,312,047

Total Household Products		53,061,720

Industrial Conglomerates - 3.1%
3M Co.	71,043	14,790,442
General Electric Co.	1,225,332	33,096,217
Honeywell International, Inc.	82,648	11,016,152
Roper Technologies, Inc.	3,426	793,222

Total Industrial Conglomerates		59,696,033

Insurance - 2.3%
Aflac, Inc.	49,096	3,813,777
Allstate Corp. (The)	32,560	2,879,606
American International Group, Inc.	96,297	6,020,489
Cincinnati Financial Corp.	18,278	1,324,241
Hartford Financial Services Group, Inc. (The)	34,284	1,802,310
Lincoln National Corp.	19,085	1,289,764
Loews Corp.	9,003	421,431
Marsh & McLennan Cos., Inc.	48,991	3,819,338
MetLife, Inc.	147,245	8,089,640
Principal Financial Group, Inc.	40,180	2,574,333
Progressive Corp. (The)	69,590	3,068,223
Prudential Financial, Inc.	54,863	5,932,885
Travelers Cos., Inc. (The)	30,237	3,825,888

Total Insurance		44,861,925

Internet & Catalog Retail - 0.0%
Expedia, Inc.	5,247	781,541

IT Services - 2.4%
Alliance Data Systems Corp.	2,133	547,520
Automatic Data Processing, Inc.	50,072	5,130,377
Fidelity National Information Services, Inc.	21,363	1,824,400
International Business Machines Corp.	152,500	23,459,075
MasterCard, Inc. Class A	37,530	4,558,019
Paychex, Inc.	52,304	2,978,190
Visa, Inc. Class A	74,666	7,002,177

Total IT Services		45,499,758

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	17,412	1,032,706
Thermo Fisher Scientific, Inc.	7,927	1,383,023

Total Life Sciences Tools & Services		2,415,729

Machinery - 1.6%
Caterpillar, Inc.	90,614	9,737,380
Cummins, Inc.	23,700	3,844,614
Deere & Co.	35,515	4,389,299
Dover Corp.	15,941	1,278,787
Fortive Corp.	7,243	458,844
Illinois Tool Works, Inc.	34,873	4,995,557
PACCAR, Inc.	25,009	1,651,594
Parker-Hannifin Corp.	11,853	1,894,347
Stanley Black & Decker, Inc.	13,808	1,943,200

Total Machinery		30,193,622

Media - 2.2%
CBS Corp. Class B Non-Voting Shares	22,113	1,410,367
Comcast Corp. Class A	360,593	14,034,280
Omnicom Group, Inc.	28,515	2,363,893
Sirius XM Holdings, Inc.(a)	186,098	1,017,956
Time Warner, Inc.	62,919	6,317,697
Twenty-First Century Fox, Inc. Class A	62,793	1,779,554
Twenty-First Century Fox, Inc. Class B	47,319	1,318,781
Viacom, Inc. Class B	36,818	1,235,980
Walt Disney Co. (The)	113,185	12,025,906

Total Media		41,504,414

Metals & Mining - 0.1%
Newmont Mining Corp.	13,085	423,823
Nucor Corp.	36,399	2,106,410

Total Metals & Mining		2,530,233

Multi-Utilities - 1.6%
Ameren Corp.	40,997	2,241,306
CMS Energy Corp.	38,331	1,772,809
Consolidated Edison, Inc.	54,983	4,443,726
Dominion Energy, Inc.	112,937	8,654,362
DTE Energy Co.	28,948	3,062,409
Public Service Enterprise Group, Inc.	92,289	3,969,350
Sempra Energy	35,226	3,971,731
WEC Energy Group, Inc.	51,486	3,160,211

Total Multi-Utilities		31,275,904

Multiline Retail - 0.4%
Dollar General Corp.	17,154	1,236,632
Macy’s, Inc.	52,706	1,224,887
Target Corp.	83,023	4,341,273

Total Multiline Retail		6,802,792

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	8,842	400,896
Apache Corp.	28,483	1,365,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2017

Investments	Shares	Value
Chevron Corp.	336,926	$35,151,490
Cimarex Energy Co.	1,379	129,640
ConocoPhillips	117,747	5,176,158
Devon Energy Corp.	14,360	459,089
EOG Resources, Inc.	18,098	1,638,231
EQT Corp.	1,129	66,148
Exxon Mobil Corp.	667,804	53,911,817
Hess Corp.	24,327	1,067,225
Kinder Morgan, Inc.	255,885	4,902,757
Marathon Oil Corp.	42,932	508,744
Marathon Petroleum Corp.	74,282	3,887,177
Noble Energy, Inc.	23,020	651,466
Occidental Petroleum Corp.	157,762	9,445,211
ONEOK, Inc.	41,902	2,185,608
Phillips 66	72,491	5,994,281
Pioneer Natural Resources Co.	417	66,545
Valero Energy Corp.	76,956	5,191,452
Williams Cos., Inc. (The)	97,650	2,956,842

Total Oil, Gas & Consumable Fuels		135,155,967

Personal Products - 0.1%
Coty, Inc. Class A	46,987	881,476
Estee Lauder Cos., Inc. (The) Class A	17,381	1,668,229

Total Personal Products		2,549,705

Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	212,929	11,864,404
Eli Lilly & Co.	158,646	13,056,566
Johnson & Johnson	370,963	49,074,695
Merck & Co., Inc.	403,781	25,878,324
Pfizer, Inc.	1,095,802	36,807,989
Zoetis, Inc.	16,966	1,058,339

Total Pharmaceuticals		137,740,317

Professional Services - 0.0%
Equifax, Inc.	6,277	862,585

Road & Rail - 1.0%
CSX Corp.	85,651	4,673,119
Norfolk Southern Corp.	30,443	3,704,913
Union Pacific Corp.	91,153	9,927,473

Total Road & Rail		18,305,505

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	38,823	3,020,429
Applied Materials, Inc.	62,881	2,597,614
Intel Corp.	657,848	22,195,792
KLA-Tencor Corp.	21,331	1,952,000
Lam Research Corp.	13,000	1,838,590
Maxim Integrated Products, Inc.	45,388	2,037,921
Microchip Technology, Inc.	21,811	1,683,373
NVIDIA Corp.	15,874	2,294,745
QUALCOMM, Inc.	218,502	12,065,681
Skyworks Solutions, Inc.	12,547	1,203,885
Texas Instruments, Inc.	132,830	10,218,612
Xilinx, Inc.	28,745	1,848,878

Total Semiconductors & Semiconductor Equipment		62,957,520

Software - 4.5%
Activision Blizzard, Inc.	23,998	1,381,565
CA, Inc.	65,630	2,262,266
Intuit, Inc.	14,301	1,899,316
Microsoft Corp.	936,105	64,525,718
Oracle Corp.	291,130	14,597,258
Symantec Corp.	34,777	982,450

Total Software		85,648,573

Specialty Retail - 1.7%
Advance Auto Parts, Inc.	540	62,959
Best Buy Co., Inc.	36,347	2,083,773
Home Depot, Inc. (The)	120,384	18,466,906
L Brands, Inc.	42,858	2,309,618
Lowe’s Cos., Inc.	78,334	6,073,235
Ross Stores, Inc.	15,269	881,479
TJX Cos., Inc. (The)	40,652	2,933,855

Total Specialty Retail		32,811,825

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	510,218	73,481,596
Hewlett Packard Enterprise Co.	80,909	1,342,280
HP, Inc.	279,326	4,882,619
Western Digital Corp.	40,785	3,613,551

Total Technology Hardware, Storage & Peripherals		83,320,046

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	89,514	5,281,326
VF Corp.	57,083	3,287,981

Total Textiles, Apparel & Luxury Goods		8,569,307

Tobacco - 4.2%
Altria Group, Inc.	343,350	25,569,274
Philip Morris International, Inc.	341,157	40,068,890
Reynolds American, Inc.	227,282	14,782,421

Total Tobacco		80,420,585

Trading Companies & Distributors - 0.1%
Fastenal Co.	34,010	1,480,455
W.W. Grainger, Inc.	5,968	1,077,403

Total Trading Companies & Distributors		2,557,858

Water Utilities - 0.1%
American Water Works Co., Inc.	16,363	1,275,496

TOTAL COMMON STOCKS (Cost: $1,657,157,324)		1,913,890,281

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $3,873,232)	45,486	3,869,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $1,063,908)(d)	1,063,908	$1,063,908

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,662,094,464)		1,918,823,228
Cash and Other Assets in Excess of Liabilities - 0.1%		1,553,639

NET ASSETS - 100.0%		$1,920,376,867

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $6,342,307 and the total market value of the collateral held by the Fund was $6,552,956. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,489,048.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Value Fund (EZY)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 5.0%
Curtiss-Wright Corp.	376	$34,509
DigitalGlobe, Inc.*	256	8,525
General Dynamics Corp.	3,624	717,915
HEICO Corp.	484	34,771
Huntington Ingalls Industries, Inc.	530	98,665
L3 Technologies, Inc.	850	142,018
Northrop Grumman Corp.	1,823	467,982
Raytheon Co.	3,282	529,977
Spirit AeroSystems Holdings, Inc. Class A	2,005	116,170
Teledyne Technologies, Inc.*	316	40,337

Total Aerospace & Defense		2,190,869

Air Freight & Logistics - 1.5%
FedEx Corp.	2,945	640,037

Airlines - 1.6%
Hawaiian Holdings, Inc.*	995	46,715
SkyWest, Inc.	803	28,185
Spirit Airlines, Inc.*	1,030	53,200
United Continental Holdings, Inc.*	7,533	566,858

Total Airlines		694,958

Auto Components - 0.1%
Dorman Products, Inc.*	262	21,686
LCI Industries	227	23,245

Total Auto Components		44,931

Automobiles - 0.4%
Harley-Davidson, Inc.	2,353	127,109
Thor Industries, Inc.	587	61,353

Total Automobiles		188,462

Banks - 10.2%
Bank of America Corp.	61,286	1,486,798
BB&T Corp.	5,356	243,216
Citizens Financial Group, Inc.	3,282	117,102
Comerica, Inc.	733	53,685
Community Bank System, Inc.	179	9,983
Fifth Third Bancorp	7,800	202,488
First Citizens BancShares, Inc. Class A	74	27,580
First Horizon National Corp.	1,334	23,238
First Midwest Bancorp, Inc.	413	9,627
Fulton Financial Corp.	1,044	19,836
Great Western Bancorp, Inc.	340	13,875
Hancock Holding Co.	280	13,720
Hilltop Holdings, Inc.	554	14,520
Iberiabank Corp.	241	19,641
International Bancshares Corp.	371	13,004
JPMorgan Chase & Co.	16,552	1,512,853
KeyCorp	4,998	93,662
Popular, Inc.	969	40,417
Regions Financial Corp.	8,650	126,636
ServisFirst Bancshares, Inc.	244	9,001
Sterling Bancorp	631	14,671
SunTrust Banks, Inc.	4,000	226,880
TCF Financial Corp.	1,171	18,666
Towne Bank	212	6,530
Trustmark Corp.	330	10,613
UMB Financial Corp.	220	16,469
United Community Banks, Inc.	351	9,758
Webster Financial Corp.	456	23,812
Wintrust Financial Corp.	308	23,544
Zions Bancorp	1,047	45,974

Total Banks		4,447,799

Building Products - 0.8%
Owens Corning	1,539	102,990
Simpson Manufacturing Co., Inc.	373	16,304
Trex Co., Inc.*	179	12,111
Universal Forest Products, Inc.	197	17,200
USG Corp.*	6,483	188,137

Total Building Products		336,742

Capital Markets - 3.2%
Evercore Partners, Inc. Class A	185	13,043
Goldman Sachs Group, Inc. (The)	3,507	778,203
Morgan Stanley	13,171	586,900

Total Capital Markets		1,378,146

Chemicals - 0.8%
Albemarle Corp.	1,359	143,429
Cabot Corp.	562	30,028
Chemours Co. (The)	1,206	45,731
H.B. Fuller Co.	461	23,562
Huntsman Corp.	2,132	55,091
Minerals Technologies, Inc.	293	21,447
Scotts Miracle-Gro Co. (The)	476	42,583

Total Chemicals		361,871

Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	402	16,691
Brink’s Co. (The)	154	10,318
Cintas Corp.	828	104,361
HNI Corp.	386	15,390
MSA Safety, Inc.	234	18,994
Republic Services, Inc.	2,187	139,377
UniFirst Corp.	161	22,653
Waste Management, Inc.	3,358	246,309

Total Commercial Services & Supplies		574,093

Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	3,611	45,535
CommScope Holding Co., Inc.*	519	19,737
EchoStar Corp. Class A*	834	50,624
F5 Networks, Inc.*	547	69,502
Finisar Corp.*	336	8,729
Harris Corp.	1,078	117,588
InterDigital, Inc.	517	39,964
Ubiquiti Networks, Inc.*(a)	866	45,006

Total Communications Equipment		396,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Value Fund (EZY)

June 30, 2017

Investments	Shares	Value
Construction & Engineering - 0.4%
AECOM*	488	$15,777
EMCOR Group, Inc.	530	34,651
Fluor Corp.	566	25,911
Granite Construction, Inc.	232	11,192
Jacobs Engineering Group, Inc.	721	39,215
MasTec, Inc.*	351	15,848
Quanta Services, Inc.*	756	24,888
Valmont Industries, Inc.	132	19,747

Total Construction & Engineering		187,229

Construction Materials - 0.3%
Eagle Materials, Inc.	385	35,582
Martin Marietta Materials, Inc.	371	82,577

Total Construction Materials		118,159

Consumer Finance - 0.8%
Discover Financial Services	3,776	234,829
Navient Corp.	5,667	94,356
SLM Corp.*	2,684	30,866

Total Consumer Finance		360,051

Containers & Packaging - 0.9%
International Paper Co.	4,044	228,931
Packaging Corp. of America	1,053	117,293
Sonoco Products Co.	988	50,803

Total Containers & Packaging		397,027

Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc.*	482	37,794

Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B*	8,584	1,453,872
Leucadia National Corp.	315	8,240

Total Diversified Financial Services		1,462,112

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	60,657	2,288,589

Electric Utilities - 2.0%
ALLETE, Inc.	422	30,249
Alliant Energy Corp.	1,958	78,653
Edison International	2,668	208,611
Exelon Corp.	7,594	273,916
MGE Energy, Inc.	235	15,122
OGE Energy Corp.	1,934	67,284
Pinnacle West Capital Corp.	1,168	99,467
Portland General Electric Co.	907	41,441
Westar Energy, Inc.	1,226	65,002

Total Electric Utilities		879,745

Electrical Equipment - 0.2%
EnerSys	340	24,633
Generac Holdings, Inc.*	315	11,381
Regal Beloit Corp.	554	45,179

Total Electrical Equipment		81,193

Electronic Equipment, Instruments & Components - 2.6%
Anixter International, Inc.*	220	17,204
Arrow Electronics, Inc.*	1,502	117,787
AVX Corp.	1,742	28,464
Belden, Inc.	356	26,853
Cognex Corp.	435	36,931
Coherent, Inc.*	137	30,824
Corning, Inc.	19,175	576,209
Dolby Laboratories, Inc. Class A	842	41,224
Itron, Inc.*	85	5,759
Keysight Technologies, Inc.*	1,876	73,033
Littelfuse, Inc.	149	24,585
Sanmina Corp.*	1,109	42,253
SYNNEX Corp.	351	42,106
Tech Data Corp.*	447	45,147
Trimble, Inc.*	853	30,426

Total Electronic Equipment, Instruments & Components		1,138,805

Equity Real Estate Investment Trusts (REITs) - 0.1%
GEO Group, Inc. (The)	753	22,266
Senior Housing Properties Trust	683	13,961

Total Equity Real Estate Investment Trusts (REITs)		36,227

Food & Staples Retailing - 6.6%
Sysco Corp.	3,679	185,164
United Natural Foods, Inc.*	542	19,891
Wal-Mart Stores, Inc.	34,950	2,645,016

Total Food & Staples Retailing		2,850,071

Food Products - 2.0%
Archer-Daniels-Midland Co.	7,119	294,584
Darling Ingredients, Inc.*	2,265	35,651
Ingredion, Inc.	840	100,136
Seaboard Corp.	16	63,920
Tyson Foods, Inc. Class A	5,958	373,150

Total Food Products		867,441

Gas Utilities - 0.4%
New Jersey Resources Corp.	796	31,601
ONE Gas, Inc.	473	33,020
South Jersey Industries, Inc.	736	25,149
Southwest Gas Holdings, Inc.	434	31,708
WGL Holdings, Inc.	466	38,879

Total Gas Utilities		160,357

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	22,972	1,390,725
Integra LifeSciences Holdings Corp.*	316	17,225
Masimo Corp.*	387	35,287

Total Health Care Equipment & Supplies		1,443,237

Health Care Providers & Services - 7.7%
Aetna, Inc.	3,984	604,891
Anthem, Inc.	3,265	614,244
HealthSouth Corp.	1,153	55,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Value Fund (EZY)

June 30, 2017

Investments	Shares	Value
Humana, Inc.	1,145	$275,510
Quest Diagnostics, Inc.	1,542	171,409
UnitedHealth Group, Inc.	8,552	1,585,712
WellCare Health Plans, Inc.*	316	56,741

Total Health Care Providers & Services		3,364,312

Hotels, Restaurants & Leisure - 2.4%
Cheesecake Factory, Inc. (The)	446	22,434
Cracker Barrel Old Country Store, Inc.(a)	237	39,638
Darden Restaurants, Inc.	1,041	94,148
Dave & Buster’s Entertainment, Inc.*	296	19,687
ILG, Inc.	2,823	77,604
Las Vegas Sands Corp.	6,143	392,476
Marriott Vacations Worldwide Corp.	280	32,970
MGM Resorts International	7,456	233,298
Texas Roadhouse, Inc.	521	26,545
Vail Resorts, Inc.	185	37,524
Wendy’s Co. (The)	2,866	44,452

Total Hotels, Restaurants & Leisure		1,020,776

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	602	75,274

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	8,043	89,358
Ormat Technologies, Inc.	376	22,063

Total Independent Power & Renewable Electricity Producers		111,421

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	685	65,349

Insurance - 6.6%
Aflac, Inc.	4,611	358,182
Alleghany Corp.*	110	65,428
Allstate Corp. (The)	2,341	207,038
American Financial Group, Inc.	562	55,846
American National Insurance Co.	173	20,153
Arthur J. Gallagher & Co.	945	54,101
Brown & Brown, Inc.	690	29,718
Cincinnati Financial Corp.	1,038	75,203
Lincoln National Corp.	2,258	152,596
Loews Corp.	426	19,941
Marsh & McLennan Cos., Inc.	2,907	226,630
Mercury General Corp.	231	12,474
MetLife, Inc.	8,115	445,838
Primerica, Inc.	358	27,118
Principal Financial Group, Inc.	2,522	161,585
Prudential Financial, Inc.	5,404	584,389
Reinsurance Group of America, Inc.	637	81,784
Selective Insurance Group, Inc.	494	24,725
Torchmark Corp.	876	67,014
Unum Group	2,520	117,508
W.R. Berkley Corp.	1,042	72,075

Total Insurance		2,859,346

Internet Software & Services - 0.0%
GrubHub, Inc.*	251	10,944

IT Services - 0.6%
CACI International, Inc. Class A*	228	28,511
DXC Technology Co.	2,695	206,760
Science Applications International Corp.	316	21,937

Total IT Services		257,208

Leisure Products - 0.1%
Mattel, Inc.	2,543	54,751

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	120	27,157

Machinery - 5.3%
AGCO Corp.	554	37,334
Barnes Group, Inc.	551	32,250
Caterpillar, Inc.	2,296	246,728
Colfax Corp.*	724	28,504
Crane Co.	696	55,248
Cummins, Inc.	1,723	279,505
Deere & Co.	3,070	379,421
Donaldson Co., Inc.	898	40,895
Hillenbrand, Inc.	638	23,032
Illinois Tool Works, Inc.	3,246	464,990
John Bean Technologies Corp.	155	15,190
Lincoln Electric Holdings, Inc.	508	46,782
Mueller Industries, Inc.	506	15,408
Mueller Water Products, Inc. Class A	906	10,582
Nordson Corp.	484	58,719
Oshkosh Corp.	655	45,116
PACCAR, Inc.	1,771	116,957
Parker-Hannifin Corp.	1,218	194,661
Terex Corp.	964	36,150
Timken Co. (The)	527	24,374
Toro Co. (The)	827	57,303
Watts Water Technologies, Inc. Class A	89	5,625
Woodward, Inc.	530	35,817
Xylem, Inc.	1,315	72,890

Total Machinery		2,323,481

Media - 5.4%
CBS Corp. Class B Non-Voting Shares	6,567	418,843
Charter Communications, Inc. Class A*	2,206	743,091
Meredith Corp.	558	33,173
Scripps Networks Interactive, Inc. Class A	2,295	156,772
Time Warner, Inc.	9,759	979,901

Total Media		2,331,780

Metals & Mining - 0.6%
Commercial Metals Co.	602	11,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Value Fund (EZY)

June 30, 2017

Investments	Shares	Value
Nucor Corp.	1,693	$97,974
Reliance Steel & Aluminum Co.	756	55,045
Steel Dynamics, Inc.	2,099	75,165
Worthington Industries, Inc.	647	32,492

Total Metals & Mining		272,373

Multi-Utilities - 2.1%
Avista Corp.	632	26,835
Black Hills Corp.	145	9,783
CMS Energy Corp.	2,957	136,761
Consolidated Edison, Inc.	3,668	296,448
DTE Energy Co.	1,784	188,729
MDU Resources Group, Inc.	1,507	39,484
NiSource, Inc.	2,885	73,164
SCANA Corp.	1,630	109,226
Vectren Corp.	846	49,440

Total Multi-Utilities		929,870

Multiline Retail - 1.1%
Big Lots, Inc.	590	28,497
Dollar General Corp.	3,337	240,564
Dollar Tree, Inc.*	1,912	133,687
Kohl’s Corp.	2,159	83,489

Total Multiline Retail		486,237

Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	587	36,887

Professional Services - 0.0%
WageWorks, Inc.*	54	3,629

Road & Rail - 1.7%
CSX Corp.	9,686	528,468
Knight Transportation, Inc.	588	21,785
Landstar System, Inc.	322	27,563
Old Dominion Freight Line, Inc.	697	66,382
Ryder System, Inc.	768	55,281
Swift Transportation Co.*	1,525	40,413

Total Road & Rail		739,892

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc.*	347	22,448
Amkor Technology, Inc.*	1,007	9,838
Applied Materials, Inc.	11,095	458,335
Cirrus Logic, Inc.*	607	38,071
Entegris, Inc.*	976	21,423
Lam Research Corp.	1,781	251,887
MKS Instruments, Inc.	298	20,055
NVIDIA Corp.	2,798	404,479
QUALCOMM, Inc.	17,438	962,926

Total Semiconductors & Semiconductor Equipment		2,189,462

Software - 0.6%
Ebix, Inc.	303	16,332
TiVo Corp.	494	9,213
VMware, Inc. Class A*(a)	2,905	253,984

Total Software		279,529

Specialty Retail - 1.5%
Aaron’s, Inc.	902	35,088
Best Buy Co., Inc.	4,140	237,346
Cabela’s, Inc.*	568	33,751
Chico’s FAS, Inc.	672	6,330
Children’s Place, Inc. (The)	159	16,234
Dick’s Sporting Goods, Inc.	1,125	44,809
Five Below, Inc.*	292	14,416
Murphy USA, Inc.*	661	48,987
Party City Holdco, Inc.*(a)	1,473	23,052
Penske Automotive Group, Inc.	1,246	54,712
Ulta Salon Cosmetics & Fragrance, Inc.*	307	88,213
Urban Outfitters, Inc.*	1,388	25,733

Total Specialty Retail		628,671

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	26,901	446,288
NCR Corp.*	1,293	52,806
NetApp, Inc.	1,806	72,330

Total Technology Hardware, Storage & Peripherals		571,424

Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	570	33,094
Deckers Outdoor Corp.*	386	26,348
PVH Corp.	1,412	161,674
Steven Madden Ltd.*	606	24,210
Wolverine World Wide, Inc.	817	22,884

Total Textiles, Apparel & Luxury Goods		268,210

Thrifts & Mortgage Finance - 0.0%
Washington Federal, Inc.	542	17,994

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	316	18,660
GATX Corp.(a)	868	55,786
HD Supply Holdings, Inc.*	5,419	165,984
MSC Industrial Direct Co., Inc. Class A	506	43,496
United Rentals, Inc.*	1,120	126,235
Watsco, Inc.	232	35,775
WESCO International, Inc.*	294	16,846

Total Trading Companies & Distributors		462,782

Water Utilities - 0.2%
American Water Works Co., Inc.	1,336	104,141

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.*	4,832	292,916

TOTAL COMMON STOCKS (Cost: $39,953,090)		43,348,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Value Fund (EZY)

June 30, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree U.S. Earnings 500 Fund(b)	1,125	$93,746
WisdomTree U.S. MidCap Earnings Fund(b)	1,126	40,311

TOTAL EXCHANGE-TRADED FUNDS (Cost: $128,293)		134,057

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $92,194)(d)	92,194	92,194

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $40,173,577)		43,574,697
Liabilities in Excess of Cash and Other Assets - (0.2)%		(66,640)

NET ASSETS - 100.0%		$43,508,057

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $373,238 and the total market value of the collateral held by the Fund was $379,946. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $287,752.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.9%
BWX Technologies, Inc.	68,884	$3,358,095
Curtiss-Wright Corp.	16,084	1,476,190
Hexcel Corp.	58,024	3,063,087
Huntington Ingalls Industries, Inc.	46,172	8,595,380
Orbital ATK, Inc.	60,168	5,918,124
Spirit AeroSystems Holdings, Inc. Class A	58,664	3,398,992

Total Aerospace & Defense		25,809,868

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	236,445	16,239,042
Expeditors International of Washington, Inc.	193,935	10,953,449

Total Air Freight & Logistics		27,192,491

Airlines - 0.3%
Alaska Air Group, Inc.	113,023	10,144,944

Auto Components - 1.1%
BorgWarner, Inc.	211,736	8,969,137
Gentex Corp.	383,854	7,281,710
Goodyear Tire & Rubber Co. (The)	241,025	8,426,234
Lear Corp.	45,600	6,478,848

Total Auto Components		31,155,929

Automobiles - 0.7%
Harley-Davidson, Inc.	303,309	16,384,752
Thor Industries, Inc.	48,972	5,118,554

Total Automobiles		21,503,306

Banks - 3.4%
Associated Banc-Corp.	91,238	2,299,198
Bank of Hawaii Corp.	29,323	2,432,929
Bank of the Ozarks, Inc.	49,585	2,324,049
BankUnited, Inc.	72,127	2,431,401
BOK Financial Corp.	44,167	3,715,770
Canadian Imperial Bank of Commerce	2	136
Cathay General Bancorp	54,817	2,080,305
Chemical Financial Corp.	43,279	2,095,136
CIT Group, Inc.(a)	90,489	4,406,814
Comerica, Inc.	73,026	5,348,424
Commerce Bancshares, Inc.	46,875	2,663,906
Cullen/Frost Bankers, Inc.	49,254	4,625,443
East West Bancorp, Inc.	74,743	4,378,445
First Citizens BancShares, Inc. Class A	1,163	433,450
First Financial Bankshares, Inc.(a)	33,742	1,491,396
First Hawaiian, Inc.	106,484	3,260,540
First Horizon National Corp.	100,911	1,757,870
FNB Corp.	195,837	2,773,052
Fulton Financial Corp.	113,390	2,154,410
Hancock Holding Co.	51,769	2,536,681
Hilltop Holdings, Inc.	23,996	628,935
Home BancShares, Inc.	56,175	1,398,758
Iberiabank Corp.	21,411	1,744,997
Investors Bancorp, Inc.	223,161	2,981,431
MB Financial, Inc.	42,676	1,879,451
PacWest Bancorp	140,923	6,581,104
People’s United Financial, Inc.	345,229	6,096,744
Pinnacle Financial Partners, Inc.	10,962	688,414
Prosperity Bancshares, Inc.	42,003	2,698,273
Sterling Bancorp	51,028	1,186,401
Synovus Financial Corp.	45,155	1,997,657
TCF Financial Corp.	84,158	1,341,479
UMB Financial Corp.	20,196	1,511,873
Umpqua Holdings Corp.	241,126	4,427,073
United Bankshares, Inc.(a)	64,892	2,543,766
Valley National Bancorp	313,669	3,704,431
Webster Financial Corp.	53,847	2,811,890
Wintrust Financial Corp.	10,682	816,532
Zions Bancorp	47,616	2,090,819

Total Banks		100,339,383

Building Products - 1.3%
A.O. Smith Corp.	103,521	5,831,338
Fortune Brands Home & Security, Inc.	130,548	8,516,951
Lennox International, Inc.	34,923	6,413,260
Masco Corp.	299,065	11,427,274
Owens Corning	109,380	7,319,709

Total Building Products		39,508,532

Capital Markets - 1.4%
CBOE Holdings, Inc.	33,457	3,057,970
Eaton Vance Corp.	92,446	4,374,545
FactSet Research Systems, Inc.	15,871	2,637,443
Federated Investors, Inc. Class B	110,301	3,116,003
Legg Mason, Inc.	85,285	3,254,476
LPL Financial Holdings, Inc.	81,499	3,460,447
MarketAxess Holdings, Inc.	7,370	1,482,107
Morningstar, Inc.	15,620	1,223,671
MSCI, Inc.	42,243	4,350,607
Nasdaq, Inc.	99,748	7,130,984
Raymond James Financial, Inc.	56,069	4,497,855
SEI Investments Co.	55,126	2,964,676

Total Capital Markets		41,550,784

Chemicals - 6.1%
Albemarle Corp.	113,586	11,987,866
Ashland Global Holdings, Inc.	61,526	4,055,179
Cabot Corp.	105,026	5,611,539
CF Industries Holdings, Inc.	675,470	18,886,141
Chemours Co. (The)	60,795	2,305,346
Eastman Chemical Co.	261,299	21,946,503
FMC Corp.	112,787	8,239,090
Huntsman Corp.	436,248	11,272,648
International Flavors & Fragrances, Inc.	121,618	16,418,430
Minerals Technologies, Inc.	6,000	439,200
Mosaic Co. (The)	916,002	20,912,326
NewMarket Corp.	13,118	6,040,577
Olin Corp.	384,484	11,642,176
PolyOne Corp.	99,045	3,837,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
RPM International, Inc.	217,252	$11,851,097
Scotts Miracle-Gro Co. (The)	93,222	8,339,640
Sensient Technologies Corp.	48,781	3,928,334
W.R. Grace & Co.	51,251	3,690,585
Westlake Chemical Corp.	128,015	8,475,873

Total Chemicals		179,879,553

Commercial Services & Supplies - 1.0%
Deluxe Corp.	60,787	4,207,676
Healthcare Services Group, Inc.	98,661	4,620,295
KAR Auction Services, Inc.	304,584	12,783,390
Rollins, Inc.	192,459	7,835,006

Total Commercial Services & Supplies		29,446,367

Communications Equipment - 0.6%
Brocade Communications Systems, Inc.	530,146	6,685,141
Juniper Networks, Inc.	396,819	11,063,314

Total Communications Equipment		17,748,455

Construction & Engineering - 0.4%
EMCOR Group, Inc.	19,713	1,288,836
Fluor Corp.	152,083	6,962,360
Valmont Industries, Inc.	16,044	2,400,182

Total Construction & Engineering		10,651,378

Construction Materials - 0.0%
Eagle Materials, Inc.	14,027	1,296,375

Consumer Finance - 0.4%
Ally Financial, Inc.	236,990	4,953,091
Navient Corp.	361,335	6,016,228

Total Consumer Finance		10,969,319

Containers & Packaging - 2.6%
AptarGroup, Inc.	80,634	7,003,869
Avery Dennison Corp.	150,886	13,333,796
Bemis Co., Inc.	159,171	7,361,659
Graphic Packaging Holding Co.	532,903	7,343,403
Packaging Corp. of America	202,324	22,536,870
Sealed Air Corp.	190,837	8,541,864
Sonoco Products Co.	205,111	10,546,808

Total Containers & Packaging		76,668,269

Distributors - 0.1%
Pool Corp.	35,739	4,201,834

Diversified Consumer Services - 1.0%
H&R Block, Inc.	628,179	19,417,013
Service Corp. International	270,703	9,055,015

Total Diversified Consumer Services		28,472,028

Diversified Financial Services - 0.1%
Leucadia National Corp.	119,754	3,132,765
Voya Financial, Inc.	6,036	222,668

Total Diversified Financial Services		3,355,433

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.(a)	9,994,094	11,593,149

Electric Utilities - 4.6%
ALLETE, Inc.	117,595	8,429,210
Alliant Energy Corp.	542,086	21,775,595
Great Plains Energy, Inc.	649,797	19,026,056
Hawaiian Electric Industries, Inc.	308,277	9,982,009
IDACORP, Inc.	103,325	8,818,789
OGE Energy Corp.	542,496	18,873,436
Pinnacle West Capital Corp.	285,776	24,336,684
Portland General Electric Co.	198,106	9,051,463
Westar Energy, Inc.	281,966	14,949,837

Total Electric Utilities		135,243,079

Electrical Equipment - 0.8%
AMETEK, Inc.	121,438	7,355,500
EnerSys	27,149	1,966,945
Hubbell, Inc.	99,885	11,303,985
Regal Beloit Corp.	43,740	3,566,997

Total Electrical Equipment		24,193,427

Electronic Equipment, Instruments & Components - 1.5%
Avnet, Inc.	134,200	5,217,696
Belden, Inc.	7,892	595,293
CDW Corp.	142,907	8,935,975
Cognex Corp.	30,213	2,565,084
FLIR Systems, Inc.	131,429	4,555,329
Jabil, Inc.	206,623	6,031,325
Littelfuse, Inc.	13,944	2,300,760
National Instruments Corp.(a)	252,799	10,167,576
SYNNEX Corp.	24,208	2,903,992

Total Electronic Equipment, Instruments & Components		43,273,030

Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc.(a)	277,207	15,063,428
Patterson-UTI Energy, Inc.	29,503	595,665
RPC, Inc.(a)	150,089	3,033,299
U.S. Silica Holdings, Inc.	27,014	958,727

Total Energy Equipment & Services		19,651,119

Equity Real Estate Investment Trusts (REITs) - 16.2%
Alexandria Real Estate Equities, Inc.	74,799	9,011,036
American Campus Communities, Inc.	149,045	7,049,828
American Homes 4 Rent Class A	70,687	1,595,406
Apartment Investment & Management Co. Class A	158,400	6,806,448
Apple Hospitality REIT, Inc.	439,748	8,227,685
Brixmor Property Group, Inc.	413,607	7,395,293
Camden Property Trust	105,817	9,048,412
Colony NorthStar, Inc. Class A	158,990	2,240,169
Colony Starwood Homes	97,189	3,334,555
Cousins Properties, Inc.	478,428	4,205,382
CubeSmart	191,276	4,598,275
CyrusOne, Inc.	92,959	5,182,464
DCT Industrial Trust, Inc.	78,365	4,187,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
DDR Corp.	577,924	$5,241,771
Douglas Emmett, Inc.	113,867	4,350,858
Duke Realty Corp.	325,693	9,103,119
DuPont Fabros Technology, Inc.	107,685	6,586,015
Education Realty Trust, Inc.	87,262	3,381,403
Empire State Realty Trust, Inc. Class A	99,453	2,065,639
EPR Properties	109,906	7,898,944
Equity LifeStyle Properties, Inc.	66,070	5,704,484
Extra Space Storage, Inc.	169,319	13,206,882
Federal Realty Investment Trust	63,840	8,068,738
First Industrial Realty Trust, Inc.	101,230	2,897,203
Forest City Realty Trust, Inc. Class A	86,520	2,091,188
Gaming and Leisure Properties, Inc.	516,494	19,456,329
Gramercy Property Trust	249,119	7,401,325
Healthcare Realty Trust, Inc.	145,765	4,977,875
Healthcare Trust of America, Inc. Class A	186,008	5,786,709
Highwoods Properties, Inc.	111,933	5,676,122
Hospitality Properties Trust	350,024	10,203,200
Hudson Pacific Properties, Inc.	104,011	3,556,136
Iron Mountain, Inc.	538,775	18,512,309
Kilroy Realty Corp.	59,468	4,469,020
Kimco Realty Corp.	572,885	10,512,440
Lamar Advertising Co. Class A	121,629	8,948,246
LaSalle Hotel Properties	215,635	6,425,923
Liberty Property Trust	222,527	9,059,074
Life Storage, Inc.	67,956	5,035,540
Macerich Co. (The)	183,551	10,656,971
Medical Properties Trust, Inc.	766,154	9,860,402
Mid-America Apartment Communities, Inc.	86,299	9,094,189
National Health Investors, Inc.	62,829	4,976,057
National Retail Properties, Inc.	197,174	7,709,503
Omega Healthcare Investors, Inc.(a)	501,085	16,545,827
Outfront Media, Inc.	245,926	5,685,809
Paramount Group, Inc.	168,615	2,697,840
Piedmont Office Realty Trust, Inc. Class A	193,343	4,075,670
PS Business Parks, Inc.	22,469	2,974,671
Rayonier, Inc.	137,953	3,968,908
Regency Centers Corp.	159,516	9,992,082
Retail Properties of America, Inc. Class A	325,783	3,977,810
RLJ Lodging Trust(a)	216,220	4,296,291
Ryman Hospitality Properties, Inc.	78,990	5,056,150
Senior Housing Properties Trust	647,242	13,229,626
SL Green Realty Corp.	84,518	8,942,004
Spirit Realty Capital, Inc.	1,000,444	7,413,290
STORE Capital Corp.	235,598	5,289,175
Sun Communities, Inc.	82,978	7,276,341
Sunstone Hotel Investors, Inc.	86,843	1,399,909
Tanger Factory Outlet Centers, Inc.	115,487	3,000,352
Taubman Centers, Inc.	61,993	3,691,683
UDR, Inc.	297,408	11,589,990
Uniti Group, Inc.	473,760	11,910,326
VEREIT, Inc.	2,029,266	16,518,225
W.P. Carey, Inc.	226,741	14,967,173
Weingarten Realty Investors	166,776	5,019,958

Total Equity Real Estate Investment Trusts (REITs)		475,315,503

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	23,485	2,515,479
PriceSmart, Inc.	16,865	1,477,374
Whole Foods Market, Inc.	414,993	17,475,355

Total Food & Staples Retailing		21,468,208

Food Products - 2.1%
B&G Foods, Inc.(a)	199,221	7,092,268
Flowers Foods, Inc.	514,939	8,913,594
Ingredion, Inc.	86,425	10,302,724
Lancaster Colony Corp.	32,892	4,033,217
McCormick & Co., Inc. Non-Voting Shares	174,571	17,022,418
Pinnacle Foods, Inc.	194,054	11,526,808
Snyder’s-Lance, Inc.	120,966	4,187,843

Total Food Products		63,078,872

Gas Utilities - 2.5%
Atmos Energy Corp.	190,528	15,804,298
National Fuel Gas Co.(a)	177,655	9,920,255
New Jersey Resources Corp.	182,304	7,237,469
ONE Gas, Inc.	86,500	6,038,565
Southwest Gas Holdings, Inc.	84,934	6,205,278
Spire, Inc.	111,270	7,761,082
UGI Corp.	275,479	13,335,938
WGL Holdings, Inc.	95,030	7,928,353

Total Gas Utilities		74,231,238

Health Care Equipment & Supplies - 1.1%
Cantel Medical Corp.	5,588	435,361
Cooper Cos., Inc. (The)	1,153	276,051
Hill-Rom Holdings, Inc.	60,211	4,793,398
ResMed, Inc.	222,956	17,361,584
Teleflex, Inc.	28,510	5,923,237
West Pharmaceutical Services, Inc.	34,580	3,268,502

Total Health Care Equipment & Supplies		32,058,133

Health Care Providers & Services - 0.6%
HealthSouth Corp.	154,815	7,493,046
Patterson Cos., Inc.(a)	175,061	8,219,114
Universal Health Services, Inc. Class B	23,382	2,854,475

Total Health Care Providers & Services		18,566,635

Hotels, Restaurants & Leisure - 5.1%
Aramark	208,303	8,536,257
Cheesecake Factory, Inc. (The)	53,543	2,693,213
Choice Hotels International, Inc.	63,001	4,047,814
Cracker Barrel Old Country Store, Inc.(a)	48,027	8,032,516
Darden Restaurants, Inc.	261,961	23,691,753
Domino’s Pizza, Inc.	33,609	7,109,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
Dunkin’ Brands Group, Inc.	151,928	$8,374,271
Jack in the Box, Inc.	34,912	3,438,832
Papa John’s International, Inc.	24,491	1,757,474
Six Flags Entertainment Corp.	297,799	17,751,798
Texas Roadhouse, Inc.	79,277	4,039,163
Vail Resorts, Inc.	51,981	10,543,306
Wendy’s Co. (The)	363,939	5,644,694
Wyndham Worldwide Corp.	206,801	20,764,889
Wynn Resorts Ltd.	165,446	22,189,618

Total Hotels, Restaurants & Leisure		148,614,910

Household Durables - 1.9%
CalAtlantic Group, Inc.	38,201	1,350,405
D.R. Horton, Inc.	395,460	13,671,052
Leggett & Platt, Inc.	273,068	14,344,262
Lennar Corp. Class A	52,926	2,822,014
PulteGroup, Inc.	451,052	11,064,306
Tupperware Brands Corp.	185,204	13,006,877

Total Household Durables		56,258,916

Household Products - 0.4%
Energizer Holdings, Inc.	113,720	5,460,834
Spectrum Brands Holdings, Inc.(a)	54,788	6,850,692

Total Household Products		12,311,526

Independent Power & Renewable Electricity Producers - 0.8%
AES Corp.	1,811,675	20,127,709
NRG Energy, Inc.	220,912	3,804,105

Total Independent Power & Renewable Electricity Producers		23,931,814

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	58,837	5,613,050

Insurance - 3.0%
American Financial Group, Inc.	40,495	4,023,988
American National Insurance Co.	21,383	2,490,906
AmTrust Financial Services, Inc.(a)	134,090	2,030,123
Arthur J. Gallagher & Co.	170,442	9,757,805
Assurant, Inc.	43,041	4,462,921
Brown & Brown, Inc.	54,059	2,328,321
CNA Financial Corp.	210,388	10,256,415
CNO Financial Group, Inc.	89,717	1,873,291
Erie Indemnity Co. Class A	37,749	4,721,267
First American Financial Corp.	132,287	5,911,906
FNF Group	255,795	11,467,290
Hanover Insurance Group, Inc. (The)	26,999	2,392,921
Mercury General Corp.(a)	72,033	3,889,782
Old Republic International Corp.	338,416	6,609,264
Primerica, Inc.	15,348	1,162,611
ProAssurance Corp.	34,352	2,088,602
Reinsurance Group of America, Inc.	26,205	3,364,460
Torchmark Corp.	28,611	2,188,742
Unum Group	138,388	6,453,032
W.R. Berkley Corp.	30,605	2,116,948

Total Insurance		89,590,595

Internet Software & Services - 0.2%
j2 Global, Inc.	63,659	5,416,744

IT Services - 3.3%
Booz Allen Hamilton Holding Corp.	175,965	5,725,901
Broadridge Financial Solutions, Inc.	179,566	13,568,007
CSRA, Inc.	147,045	4,668,679
DST Systems, Inc.	57,492	3,547,257
DXC Technology Co.	96,751	7,422,737
Global Payments, Inc.	6,485	585,725
Jack Henry & Associates, Inc.	73,374	7,621,357
Leidos Holdings, Inc.	274,233	14,175,104
MAXIMUS, Inc.	15,389	963,813
Sabre Corp.	405,686	8,831,784
Science Applications International Corp.	45,919	3,187,697
Total System Services, Inc.	111,284	6,482,293
Western Union Co. (The)	1,053,362	20,066,546

Total IT Services		96,846,900

Leisure Products - 2.4%
Brunswick Corp.	78,544	4,927,065
Hasbro, Inc.	221,039	24,648,059
Mattel, Inc.	1,318,349	28,384,054
Polaris Industries, Inc.(a)	123,095	11,353,052

Total Leisure Products		69,312,230

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	33,720	3,962,100
Bruker Corp.	85,105	2,454,428
PerkinElmer, Inc.	44,045	3,001,226

Total Life Sciences Tools & Services		9,417,754

Machinery - 4.1%
AGCO Corp.	52,912	3,565,740
Allison Transmission Holdings, Inc.	214,554	8,047,921
Crane Co.	75,001	5,953,579
Donaldson Co., Inc.	154,133	7,019,217
Flowserve Corp.	142,103	6,597,842
Graco, Inc.	64,441	7,042,112
IDEX Corp.	83,349	9,419,270
ITT, Inc.	74,995	3,013,299
Kennametal, Inc.	140,720	5,265,742
Lincoln Electric Holdings, Inc.	87,019	8,013,580
Nordson Corp.	42,774	5,189,342
Oshkosh Corp.	66,078	4,551,453
Snap-on, Inc.	69,411	10,966,938
Terex Corp.	68,078	2,552,925
Timken Co. (The)	154,861	7,162,321
Toro Co. (The)	86,763	6,011,808
Trinity Industries, Inc.	177,215	4,967,336
Wabtec Corp.	32,891	3,009,527
Woodward, Inc.	28,375	1,917,583
Xylem, Inc.	160,560	8,899,841

Total Machinery		119,167,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
Media - 2.2%
Cable One, Inc.	4,132	$2,937,439
Cinemark Holdings, Inc.	236,102	9,172,563
Interpublic Group of Cos., Inc. (The)	742,190	18,257,874
News Corp. Class A	476,493	6,527,954
Regal Entertainment Group Class A	399,340	8,170,496
Scripps Networks Interactive, Inc. Class A	98,370	6,719,655
TEGNA, Inc.	385,525	5,555,415
Tribune Media Co. Class A	189,465	7,724,488

Total Media		65,065,884

Metals & Mining - 1.1%
Alcoa Corp.	156,778	5,118,802
Reliance Steel & Aluminum Co.	109,254	7,954,784
Royal Gold, Inc.	69,561	5,437,583
Steel Dynamics, Inc.	275,032	9,848,896
United States Steel Corp.(a)	69,879	1,547,121
Worthington Industries, Inc.	65,593	3,294,080

Total Metals & Mining		33,201,266

Multi-Utilities - 3.7%
Black Hills Corp.	108,484	7,319,416
CenterPoint Energy, Inc.	1,354,377	37,082,842
MDU Resources Group, Inc.	378,895	9,927,049
NiSource, Inc.	732,515	18,576,580
SCANA Corp.	337,400	22,609,174
Vectren Corp.	202,077	11,809,380

Total Multi-Utilities		107,324,441

Multiline Retail - 1.1%
Kohl’s Corp.	466,917	18,055,681
Nordstrom, Inc.(a)	316,092	15,118,680

Total Multiline Retail		33,174,361

Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	113,983	2,858,694
HollyFrontier Corp.	527,499	14,490,398
Murphy Oil Corp.	388,364	9,953,769
Range Resources Corp.	38,637	895,219
SM Energy Co.	16,680	275,720
Targa Resources Corp.	916,822	41,440,355
Tesoro Corp.	351,134	32,866,142
World Fuel Services Corp.	26,385	1,014,503

Total Oil, Gas & Consumable Fuels		103,794,800

Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A(a)	115,424	7,253,244

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	42,957	4,645,800
ManpowerGroup, Inc.	92,912	10,373,625
Robert Half International, Inc.	173,938	8,336,848

Total Professional Services		23,356,273

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	8,640	1,080,000
Realogy Holdings Corp.	63,478	2,059,861

Total Real Estate Management & Development		3,139,861

Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	73,970	6,759,379
Kansas City Southern	123,654	12,940,391
Knight Transportation, Inc.(a)	40,729	1,509,009
Landstar System, Inc.	12,529	1,072,482
Ryder System, Inc.	86,277	6,210,219

Total Road & Rail		28,491,480

Semiconductors & Semiconductor Equipment - 0.8%
Cypress Semiconductor Corp.(a)	932,148	12,723,820
MKS Instruments, Inc.	46,758	3,146,813
Monolithic Power Systems, Inc.	29,569	2,850,452
Teradyne, Inc.	141,161	4,239,065

Total Semiconductors & Semiconductor Equipment		22,960,150

Software - 0.5%
Blackbaud, Inc.	25,155	2,157,041
CDK Global, Inc.	105,705	6,560,052
Pegasystems, Inc.	20,293	1,184,097
SS&C Technologies Holdings, Inc.	129,098	4,958,654

Total Software		14,859,844

Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	376,960	4,542,368
Bed Bath & Beyond, Inc.	118,205	3,593,432
Dick’s Sporting Goods, Inc.	65,092	2,592,614
Foot Locker, Inc.	139,349	6,867,119
Gap, Inc. (The)	1,055,341	23,206,949
Penske Automotive Group, Inc.	131,383	5,769,028
Staples, Inc.	2,322,242	23,384,977
Tiffany & Co.	197,420	18,531,815
Tractor Supply Co.	122,063	6,617,035
Williams-Sonoma, Inc.(a)	175,700	8,521,450

Total Specialty Retail		103,626,787

Technology Hardware, Storage & Peripherals - 1.2%
NetApp, Inc.	433,447	17,359,552
Xerox Corp.	618,839	17,779,245

Total Technology Hardware, Storage & Peripherals		35,138,797

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	52,398	4,660,802
Coach, Inc.	731,943	34,650,182
Columbia Sportswear Co.	58,272	3,383,272
Hanesbrands, Inc.(a)	539,163	12,487,015
PVH Corp.	8,304	950,808
Ralph Lauren Corp.(a)	77,733	5,736,696

Total Textiles, Apparel & Luxury Goods		61,868,775

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	623,452	8,185,925
Radian Group, Inc.	5,287	86,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2017

Investments	Shares	Value
TFS Financial Corp.	228,877	$3,540,727
Washington Federal, Inc.	45,014	1,494,465

Total Thrifts & Mortgage Finance		13,307,559

Trading Companies & Distributors - 0.6%
Air Lease Corp.	63,341	2,366,420
MSC Industrial Direct Co., Inc. Class A	63,716	5,477,027
Watsco, Inc.	60,091	9,266,032

Total Trading Companies & Distributors		17,109,479

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	380,920	29,864,128

Water Utilities - 0.4%
Aqua America, Inc.	337,886	11,251,604

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	154,544	4,288,596

TOTAL COMMON STOCKS (Cost: $2,690,622,081)		2,934,125,785

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $3,560,469)	42,382	3,563,479

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $70,769,965)(d)	70,769,965	70,769,965

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $2,764,952,515)		3,008,459,229
Liabilities in Excess of Cash and Other Assets - (2.3)%		(66,731,464)

NET ASSETS - 100.0%		$2,941,727,765

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $101,139,011 and the total market value of the collateral held by the Fund was $103,821,929. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,051,964.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares		Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.9%
BWX Technologies, Inc.	40,869		$1,992,364
Curtiss-Wright Corp.	18,481		1,696,186
DigitalGlobe, Inc.*	13,276		442,091
Esterline Technologies Corp.*	12,332		1,169,074
HEICO Corp.	23,723		1,704,260
Hexcel Corp.	46,907		2,476,220
Moog, Inc. Class A*	18,961		1,359,883
Orbital ATK, Inc.	30,310		2,981,291
Teledyne Technologies, Inc.*	15,521		1,981,256

Total Aerospace & Defense			15,802,625

Airlines - 1.0%
Allegiant Travel Co.	13,894		1,884,027
Hawaiian Holdings, Inc.*	48,883		2,295,057
SkyWest, Inc.	39,733		1,394,628
Spirit Airlines, Inc.*	50,414		2,603,883

Total Airlines			8,177,595

Auto Components - 1.5%
Cooper Tire & Rubber Co.	63,508		2,292,639
Dana, Inc.	38,602		861,983
Dorman Products, Inc.*	12,932		1,070,382
Gentex Corp.	179,227		3,399,936
LCI Industries	11,113		1,137,971
Tenneco, Inc.	61,103		3,533,586
Visteon Corp.*	1,833		187,076

Total Auto Components			12,483,573

Automobiles - 0.4%
Thor Industries, Inc.	28,653		2,994,812

Banks - 7.5%
Associated Banc-Corp.	53,842		1,356,818
BancorpSouth, Inc.	31,215		952,058
Bank of Hawaii Corp.	15,711		1,303,542
Bank of the Ozarks, Inc.	34,521		1,617,999
BankUnited, Inc.	41,642		1,403,752
Banner Corp.	10,113		571,486
BOK Financial Corp.	21,939		1,845,728
Canadian Imperial Bank of Commerce	0	**	41
Cathay General Bancorp	33,560		1,273,602
Chemical Financial Corp.	12,050		583,341
Columbia Banking System, Inc.	16,826		670,516
Commerce Bancshares, Inc.	33,268		1,890,620
Community Bank System, Inc.	11,903		663,830
Cullen/Frost Bankers, Inc.	23,564		2,212,895
CVB Financial Corp.	33,801		758,156
First Citizens BancShares, Inc. Class A	4,472		1,666,714
First Financial Bankshares, Inc.(a)	17,351		766,914
First Horizon National Corp.	82,975		1,445,425
First Midwest Bancorp, Inc.	26,879		626,549
FNB Corp.	68,948		976,304
Fulton Financial Corp.	62,446		1,186,474
Glacier Bancorp, Inc.	24,506		897,165
Great Western Bancorp, Inc.	21,757		887,903
Hancock Holding Co.	18,327		898,023
Hilltop Holdings, Inc.	33,619		881,154
Home BancShares, Inc.	44,467		1,107,228
Hope Bancorp, Inc.	34,195		637,737
Iberiabank Corp.	15,278		1,245,157
International Bancshares Corp.	24,375		854,344
Investors Bancorp, Inc.	94,208		1,258,619
LegacyTexas Financial Group, Inc.	16,001		610,118
MB Financial, Inc.	26,801		1,180,316
Old National Bancorp	56,387		972,676
PacWest Bancorp	45,951		2,145,912
People’s United Financial, Inc.	105,320		1,859,951
Pinnacle Financial Partners, Inc.	12,803		804,028
Popular, Inc.	61,083		2,547,772
Prosperity Bancshares, Inc.	29,708		1,908,442
ServisFirst Bancshares, Inc.	16,746		617,760
Simmons First National Corp. Class A	11,070		585,603
South State Corp.	8,839		757,502
Sterling Bancorp	41,381		962,108
Synovus Financial Corp.	42,185		1,866,264
TCF Financial Corp.	76,381		1,217,513
Texas Capital Bancshares, Inc.*	12,835		993,429
Towne Bank	14,060		433,048
Trustmark Corp.	22,675		729,228
UMB Financial Corp.	13,751		1,029,400
Umpqua Holdings Corp.	89,445		1,642,210
United Bankshares, Inc.(a)	21,613		847,230
United Community Banks, Inc.	23,721		659,444
Valley National Bancorp	71,268		841,675
Webster Financial Corp.	27,038		1,411,924
Western Alliance Bancorp*	38,189		1,878,899
Wintrust Financial Corp.	18,999		1,452,284

Total Banks			62,394,830

Beverages - 0.2%
National Beverage Corp.	14,396		1,346,890

Biotechnology - 0.9%
Ligand Pharmaceuticals, Inc.*	981		119,093
United Therapeutics Corp.*	55,427		7,190,545

Total Biotechnology			7,309,638

Building Products - 2.1%
Armstrong World Industries, Inc.*	12,012		552,552
Owens Corning	76,511		5,120,116
Simpson Manufacturing Co., Inc.	18,972		829,266
Trex Co., Inc.*	8,949		605,489
Universal Forest Products, Inc.	9,440		824,207
USG Corp.*	319,307		9,266,289

Total Building Products			17,197,919

Capital Markets - 1.6%
BGC Partners, Inc. Class A	117,230		1,481,787
CBOE Holdings, Inc.	18,845		1,722,433
Eaton Vance Corp.	42,780		2,024,349
Evercore Partners, Inc. Class A	9,216		649,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
Federated Investors, Inc. Class B	48,979	$1,383,657
Financial Engines, Inc.	5,568	203,789
Interactive Brokers Group, Inc. Class A	18,986	710,456
Legg Mason, Inc.	47,960	1,830,154
LPL Financial Holdings, Inc.	37,409	1,588,386
Morningstar, Inc.	12,874	1,008,549
Stifel Financial Corp.*	9,714	446,650

Total Capital Markets		13,049,938

Chemicals - 2.4%
Balchem Corp.	6,522	506,825
Cabot Corp.	28,015	1,496,841
Chemours Co. (The)	59,599	2,259,994
GCP Applied Technologies, Inc.*	27,405	835,852
H.B. Fuller Co.	22,605	1,155,342
Huntsman Corp.	104,403	2,697,774
Ingevity Corp.*	6,334	363,572
Minerals Technologies, Inc.	14,312	1,047,638
NewMarket Corp.	6,042	2,782,220
PolyOne Corp.	41,429	1,604,959
Scotts Miracle-Gro Co. (The)	23,321	2,086,297
Sensient Technologies Corp.	13,904	1,119,689
Stepan Co.	10,427	908,609
W.R. Grace & Co.	19,379	1,395,482

Total Chemicals		20,261,094

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	20,318	843,603
Brink’s Co. (The)	8,047	539,149
Clean Harbors, Inc.*	1,842	102,839
Copart, Inc.*	143,608	4,565,298
Covanta Holding Corp.(a)	45,520	600,864
Deluxe Corp.	32,697	2,263,286
Healthcare Services Group, Inc.	16,887	790,818
Herman Miller, Inc.	41,324	1,256,250
HNI Corp.	20,061	799,832
KAR Auction Services, Inc.	53,257	2,235,196
Matthews International Corp. Class A	9,200	563,500
MSA Safety, Inc.	11,859	962,595
Pitney Bowes, Inc.	168,207	2,539,926
Stericycle, Inc.*	31,880	2,433,082
Tetra Tech, Inc.	12,724	582,123
UniFirst Corp.	7,958	1,119,691
West Corp.	68,494	1,597,280

Total Commercial Services & Supplies		23,795,332

Communications Equipment - 1.4%
Acacia Communications, Inc.*	13,875	575,396
Brocade Communications Systems, Inc.	177,861	2,242,827
Ciena Corp.*	8,823	220,751
EchoStar Corp. Class A*	40,616	2,465,391
Finisar Corp.*	17,592	457,040
InterDigital, Inc.	24,843	1,920,364
Lumentum Holdings, Inc.*	711	40,563
Ubiquiti Networks, Inc.*(a)	42,242	2,195,317
ViaSat, Inc.*(a)	2,674	177,019
Viavi Solutions, Inc.*	125,371	1,320,157

Total Communications Equipment		11,614,825

Construction & Engineering - 1.0%
AECOM*	24,477	791,341
Dycom Industries, Inc.*	19,066	1,706,788
EMCOR Group, Inc.	26,083	1,705,307
Granite Construction, Inc.	11,850	571,644
KBR, Inc.	40,130	610,779
MasTec, Inc.*	18,423	831,799
Quanta Services, Inc.*	38,238	1,258,795
Valmont Industries, Inc.	6,704	1,002,918

Total Construction & Engineering		8,479,371

Construction Materials - 0.3%
Eagle Materials, Inc.	19,341	1,787,495
Summit Materials, Inc. Class A*	25,201	727,553

Total Construction Materials		2,515,048

Consumer Finance - 2.0%
Credit Acceptance Corp.*(a)	11,445	2,942,967
FirstCash, Inc.	7,125	415,388
Navient Corp.	364,231	6,064,446
Santander Consumer USA Holdings, Inc.*	413,187	5,272,266
SLM Corp.*	171,018	1,966,707

Total Consumer Finance		16,661,774

Containers & Packaging - 2.2%
AptarGroup, Inc.	27,449	2,384,220
Bemis Co., Inc.	46,869	2,167,691
Berry Global Group, Inc.*	48,302	2,753,697
Graphic Packaging Holding Co.	193,122	2,661,221
Owens-Illinois, Inc.*	168,560	4,031,955
Silgan Holdings, Inc.	60,951	1,937,023
Sonoco Products Co.	45,647	2,347,169

Total Containers & Packaging		18,282,976

Distributors - 0.2%
Pool Corp.	14,412	1,694,419

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.	43,505	1,651,015
Bright Horizons Family Solutions, Inc.*	14,500	1,119,545
Graham Holdings Co. Class B	3,330	1,996,835
Grand Canyon Education, Inc.*	23,357	1,831,422
H&R Block, Inc.	160,821	4,970,977
Service Corp. International	69,179	2,314,038
ServiceMaster Global Holdings, Inc.*	36,765	1,440,820

Total Diversified Consumer Services		15,324,652

Electric Utilities - 1.5%
ALLETE, Inc.	20,373	1,460,337
El Paso Electric Co.	19,642	1,015,491
Great Plains Energy, Inc.	83,611	2,448,130
Hawaiian Electric Industries, Inc.	77,581	2,512,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
IDACORP, Inc.	24,988	$2,132,726
MGE Energy, Inc.	11,392	733,075
PNM Resources, Inc.	948	36,261
Portland General Electric Co.	44,427	2,029,870

Total Electric Utilities		12,367,963

Electrical Equipment - 0.8%
EnerSys	17,029	1,233,751
Generac Holdings, Inc.*	16,097	581,585
Hubbell, Inc.	25,615	2,898,849
Regal Beloit Corp.	26,891	2,192,961

Total Electrical Equipment		6,907,146

Electronic Equipment, Instruments & Components - 3.9%
Anixter International, Inc.*	11,158	872,556
Avnet, Inc.	94,945	3,691,462
AVX Corp.	84,137	1,374,799
Belden, Inc.	17,730	1,337,374
Cognex Corp.	21,156	1,796,144
Coherent, Inc.*	6,761	1,521,157
Dolby Laboratories, Inc. Class A	40,687	1,992,036
FLIR Systems, Inc.	49,428	1,713,174
II-VI, Inc.*	20,601	706,614
IPG Photonics Corp.*	25,538	3,705,564
Itron, Inc.*	4,860	329,265
Jabil, Inc.	120,686	3,522,824
Littelfuse, Inc.	7,143	1,178,595
National Instruments Corp.	29,323	1,179,371
Sanmina Corp.*	54,265	2,067,496
SYNNEX Corp.	17,142	2,056,354
Tech Data Corp.*	22,034	2,225,434
Universal Display Corp.	6,739	736,236
VeriFone Systems, Inc.*	19,848	359,249

Total Electronic Equipment, Instruments & Components		32,365,704

Energy Equipment & Services - 0.2%
Dril-Quip, Inc.*	22,681	1,106,833
Oceaneering International, Inc.	21,918	500,607

Total Energy Equipment & Services		1,607,440

Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust	13,321	370,324
Alexander’s, Inc.	1,538	648,205
American Assets Trust, Inc.	6,045	238,113
American Campus Communities, Inc.	16,351	773,402
Apple Hospitality REIT, Inc.	33,573	628,151
Care Capital Properties, Inc.	35,397	945,100
CBL & Associates Properties, Inc.(a)	25,816	217,629
Colony NorthStar, Inc. Class A	35,518	500,449
Columbia Property Trust, Inc.	23,826	533,226
CoreCivic, Inc.	64,718	1,784,922
CoreSite Realty Corp.	4,519	467,852
Corporate Office Properties Trust	8,736	306,022
Cousins Properties, Inc.	90,740	797,605
CubeSmart	27,475	660,499
CyrusOne, Inc.	2,739	152,699
DCT Industrial Trust, Inc.	17,591	940,063
DDR Corp.	45,644	413,991
DiamondRock Hospitality Co.	78,917	864,141
Douglas Emmett, Inc.	16,052	613,347
DuPont Fabros Technology, Inc.	2,379	145,500
EastGroup Properties, Inc.	9,551	800,374
Education Realty Trust, Inc.	8,870	343,713
Empire State Realty Trust, Inc. Class A	15,163	314,936
EPR Properties	20,536	1,475,922
Equity Commonwealth*	60,741	1,919,416
Equity LifeStyle Properties, Inc.	17,465	1,507,928
First Industrial Realty Trust, Inc.	38,605	1,104,875
Forest City Realty Trust, Inc. Class A	126,844	3,065,819
GEO Group, Inc. (The)	46,849	1,385,325
Healthcare Realty Trust, Inc.	12,597	430,188
Healthcare Trust of America, Inc. Class A	10,242	318,629
Highwoods Properties, Inc.	16,806	852,232
Hospitality Properties Trust	29,976	873,800
Kite Realty Group Trust	1,574	29,796
Lamar Advertising Co. Class A	33,611	2,472,761
LaSalle Hotel Properties	59,242	1,765,412
Lexington Realty Trust	71,176	705,354
Liberty Property Trust	45,651	1,858,452
Life Storage, Inc.	8,770	649,857
LTC Properties, Inc.	13,497	693,611
Mack-Cali Realty Corp.	19,214	521,468
Medical Properties Trust, Inc.	147,234	1,894,902
National Health Investors, Inc.	16,992	1,345,766
Omega Healthcare Investors, Inc.(a)	75,418	2,490,302
Paramount Group, Inc.	4,136	66,176
Pebblebrook Hotel Trust(a)	11,872	382,753
Physicians Realty Trust	9,402	189,356
Piedmont Office Realty Trust, Inc. Class A	75,979	1,601,637
PS Business Parks, Inc.	4,488	594,166
QTS Realty Trust, Inc. Class A	3,251	170,125
Rayonier, Inc.	46,905	1,349,457
Retail Opportunity Investments Corp.	10,231	196,333
Retail Properties of America, Inc. Class A	69,507	848,680
RLJ Lodging Trust	60,461	1,201,360
Ryman Hospitality Properties, Inc.	18,038	1,154,612
Select Income REIT	31,220	750,217
Senior Housing Properties Trust	45,128	922,416
Spirit Realty Capital, Inc.	76,224	564,820
STORE Capital Corp.	34,997	785,683
Sun Communities, Inc.	11,017	966,081
Sunstone Hotel Investors, Inc.	155,242	2,502,501
Tanger Factory Outlet Centers, Inc.	58,685	1,524,636
Taubman Centers, Inc.	10,700	637,185
Uniti Group, Inc.	3,273	82,283
Urban Edge Properties	24,015	569,876
W.P. Carey, Inc.	34,862	2,301,241
Washington Real Estate Investment Trust	41,319	1,318,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
Weingarten Realty Investors	51,944	$1,563,514
Xenia Hotels & Resorts, Inc.	39,170	758,723

Total Equity Real Estate Investment Trusts (REITs)		63,823,985

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	19,352	2,072,793
Performance Food Group Co.*	30,104	824,850
PriceSmart, Inc.	9,700	849,720
Sprouts Farmers Market, Inc.*	65,655	1,488,399
United Natural Foods, Inc.*	27,802	1,020,333
US Foods Holding Corp.*	47,530	1,293,766

Total Food & Staples Retailing		7,549,861

Food Products - 3.1%
B&G Foods, Inc.(a)	23,582	839,519
Blue Buffalo Pet Products, Inc.*(a)	61,108	1,393,874
Cal-Maine Foods, Inc.*(a)	35,974	1,424,570
Darling Ingredients, Inc.*	111,020	1,747,455
Dean Foods Co.	51,448	874,616
Flowers Foods, Inc.	97,262	1,683,605
Hain Celestial Group, Inc. (The)*	53,485	2,076,288
J&J Snack Foods Corp.	5,818	768,383
Lancaster Colony Corp.	9,215	1,129,943
Pilgrim’s Pride Corp.*	233,015	5,107,689
Pinnacle Foods, Inc.	40,488	2,404,987
Sanderson Farms, Inc.	15,976	1,847,625
Seaboard Corp.	746	2,980,270
Snyder’s-Lance, Inc.	8,540	295,655
TreeHouse Foods, Inc.*	12,035	983,139

Total Food Products		25,557,618

Gas Utilities - 1.1%
New Jersey Resources Corp.	37,603	1,492,839
ONE Gas, Inc.	22,209	1,550,410
South Jersey Industries, Inc.	37,060	1,266,340
Southwest Gas Holdings, Inc.	21,302	1,556,324
Spire, Inc.	23,241	1,621,060
WGL Holdings, Inc.	22,113	1,844,888

Total Gas Utilities		9,331,861

Health Care Equipment & Supplies - 1.0%
ABIOMED, Inc.*	3,948	565,748
Cantel Medical Corp.	7,371	574,275
Hill-Rom Holdings, Inc.	22,791	1,814,391
ICU Medical, Inc.*	4,181	721,222
Integra LifeSciences Holdings Corp.*	16,001	872,215
Masimo Corp.*	17,228	1,570,849
Neogen Corp.*	5,399	373,125
NuVasive, Inc.*	6,311	485,442
Penumbra, Inc.*	201	17,638
West Pharmaceutical Services, Inc.	16,784	1,586,424

Total Health Care Equipment & Supplies		8,581,329

Health Care Providers & Services - 2.7%
Chemed Corp.	7,152	1,462,799
Envision Healthcare Corp.*	26,241	1,644,524
HealthEquity, Inc.*	5,592	278,649
HealthSouth Corp.	56,541	2,736,584
LifePoint Health, Inc.*	26,643	1,789,078
MEDNAX, Inc.*	51,555	3,112,375
Molina Healthcare, Inc.*	26,373	1,824,484
Owens & Minor, Inc.	31,800	1,023,642
Patterson Cos., Inc.	52,623	2,470,650
VCA, Inc.*	37,052	3,420,270
WellCare Health Plans, Inc.*	15,402	2,765,583

Total Health Care Providers & Services		22,528,638

Health Care Technology - 0.2%
athenahealth, Inc.*(a)	2,135	300,074
Cotiviti Holdings, Inc.*	9,700	360,258
Medidata Solutions, Inc.*	5,115	399,993
Veeva Systems, Inc. Class A*	15,426	945,768

Total Health Care Technology		2,006,093

Hotels, Restaurants & Leisure - 3.3%
Bloomin’ Brands, Inc.	34,130	724,580
Boyd Gaming Corp.	90,050	2,234,141
Brinker International, Inc.	36,601	1,394,498
Buffalo Wild Wings, Inc.*	6,094	772,110
Cheesecake Factory, Inc. (The)	21,588	1,085,876
Choice Hotels International, Inc.	25,320	1,626,810
Churchill Downs, Inc.	5,790	1,061,307
Cracker Barrel Old Country Store, Inc.(a)	11,797	1,973,048
Dave & Buster’s Entertainment, Inc.*	14,343	953,953
Dunkin’ Brands Group, Inc.	24,654	1,358,928
ILG, Inc.	138,526	3,808,080
Jack in the Box, Inc.	11,566	1,139,251
Marriott Vacations Worldwide Corp.	14,207	1,672,874
Panera Bread Co. Class A*	7,110	2,237,090
Papa John’s International, Inc.	11,201	803,784
Six Flags Entertainment Corp.	20,377	1,214,673
Texas Roadhouse, Inc.	24,781	1,262,592
Wendy’s Co. (The)	140,629	2,181,156

Total Hotels, Restaurants & Leisure		27,504,751

Household Durables - 1.9%
CalAtlantic Group, Inc.	114,931	4,062,811
Tempur Sealy International, Inc.*(a)	20,117	1,074,046
Toll Brothers, Inc.	133,031	5,256,055
TRI Pointe Group, Inc.*	178,109	2,349,258
Tupperware Brands Corp.	37,429	2,628,639

Total Household Durables		15,370,809

Household Products - 0.2%
Energizer Holdings, Inc.	29,337	1,408,763

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.*	5,844	79,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
Ormat Technologies, Inc.	18,214	$1,068,798

Total Independent Power & Renewable Electricity Producers		1,147,867

Insurance - 3.6%
American National Insurance Co.	10,691	1,245,395
AmTrust Financial Services, Inc.(a)	126,126	1,909,548
Assurant, Inc.	49,995	5,183,981
Brown & Brown, Inc.	43,634	1,879,316
CNO Financial Group, Inc.	102,934	2,149,262
Erie Indemnity Co. Class A	12,908	1,614,404
FBL Financial Group, Inc. Class A	10,289	632,773
First American Financial Corp.	72,094	3,221,881
Hanover Insurance Group, Inc. (The)	21,162	1,875,588
Mercury General Corp.	15,473	835,542
National General Holdings Corp.	45,964	969,840
Old Republic International Corp.	174,886	3,415,524
Primerica, Inc.	22,761	1,724,146
ProAssurance Corp.	16,379	995,843
RLI Corp.	14,584	796,578
Selective Insurance Group, Inc.	29,992	1,501,100

Total Insurance		29,950,721

Internet & Catalog Retail - 0.1%
HSN, Inc.	38,148	1,216,921

Internet Software & Services - 0.7%
Cars.com, Inc.*(a)	70,560	1,879,013
GrubHub, Inc.*	12,393	540,335
IAC/InterActiveCorp*	4,129	426,278
j2 Global, Inc.	17,921	1,524,898
LogMeIn, Inc.	903	94,363
Stamps.com, Inc.*(a)	4,256	659,148
WebMD Health Corp.*	15,931	934,353

Total Internet Software & Services		6,058,388

IT Services - 2.6%
Acxiom Corp.*	4,252	110,467
Black Knight Financial Services, Inc. Class A*(a)	12,169	498,320
Blackhawk Network Holdings, Inc.*	5,985	260,946
Booz Allen Hamilton Holding Corp.	82,538	2,685,786
CACI International, Inc. Class A*	11,168	1,396,558
Convergys Corp.	65,091	1,547,864
CoreLogic, Inc.*	39,906	1,731,122
CSRA, Inc.	36,650	1,163,637
DST Systems, Inc.	35,954	2,218,362
EPAM Systems, Inc.*	16,507	1,388,074
Euronet Worldwide, Inc.*	24,688	2,156,991
MAXIMUS, Inc.	33,203	2,079,504
Science Applications International Corp.	15,180	1,053,796
Teradata Corp.*	72,222	2,129,827
WEX, Inc.*	6,807	709,766

Total IT Services		21,131,020

Leisure Products - 0.8%
Brunswick Corp.	46,934	2,944,170
Polaris Industries, Inc.(a)	31,152	2,873,149
Vista Outdoor, Inc.*	49,231	1,108,190

Total Leisure Products		6,925,509

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc. Class A*	5,616	1,270,957
Bio-Techne Corp.	9,425	1,107,438
Bruker Corp.	68,414	1,973,060
Charles River Laboratories International, Inc.*	19,761	1,998,825
INC Research Holdings, Inc. Class A*	21,490	1,257,165
PAREXEL International Corp.*	26,405	2,294,859
PerkinElmer, Inc.	47,496	3,236,377
PRA Health Sciences, Inc.*	15,346	1,151,103
VWR Corp.*	69,533	2,295,284

Total Life Sciences Tools & Services		16,585,068

Machinery - 5.7%
AGCO Corp.	27,611	1,860,705
Allison Transmission Holdings, Inc.	49,812	1,868,448
Barnes Group, Inc.	26,486	1,550,226
Colfax Corp.*	34,963	1,376,493
Crane Co.	34,018	2,700,349
Donaldson Co., Inc.	44,326	2,018,606
Flowserve Corp.	30,234	1,403,765
Franklin Electric Co., Inc.	18,422	762,671
Graco, Inc.	24,118	2,635,615
Hillenbrand, Inc.	31,113	1,123,179
ITT, Inc.	47,627	1,913,653
John Bean Technologies Corp.	7,656	750,288
Lincoln Electric Holdings, Inc.	24,886	2,291,752
Mueller Industries, Inc.	24,522	746,695
Mueller Water Products, Inc. Class A	48,090	561,691
Nordson Corp.	23,529	2,854,538
Oshkosh Corp.	31,862	2,194,655
RBC Bearings, Inc.*	8,287	843,285
Rexnord Corp.*	33,476	778,317
Terex Corp.	46,485	1,743,187
Timken Co. (The)	25,558	1,182,058
Toro Co. (The)	40,781	2,825,715
Trinity Industries, Inc.	167,786	4,703,042
WABCO Holdings, Inc.*	23,910	3,048,764
Watts Water Technologies, Inc. Class A	4,515	285,348
Welbilt, Inc.*	70,249	1,324,194
Woodward, Inc.	26,733	1,806,616

Total Machinery		47,153,855

Marine - 0.2%
Kirby Corp.*	23,116	1,545,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
Media - 2.2%
AMC Networks, Inc. Class A*	67,827	$3,622,640
Cable One, Inc.	1,699	1,207,819
Cinemark Holdings, Inc.	60,874	2,364,955
John Wiley & Sons, Inc. Class A	25,715	1,356,466
Meredith Corp.	27,669	1,644,922
New York Times Co. (The) Class A	34,654	613,376
Nexstar Media Group, Inc. Class A	16,152	965,890
Regal Entertainment Group Class A	81,257	1,662,518
Sinclair Broadcast Group, Inc. Class A	57,076	1,877,800
TEGNA, Inc.	214,070	3,084,749
Tribune Media Co. Class A	1,635	66,659

Total Media		18,467,794

Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.*	57,644	398,897
Commercial Metals Co.	32,180	625,257
Compass Minerals International, Inc.(a)	15,601	1,018,745
Reliance Steel & Aluminum Co.	36,880	2,685,233
Worthington Industries, Inc.	31,908	1,602,420

Total Metals & Mining		6,330,552

Multi-Utilities - 1.0%
Avista Corp.	31,648	1,343,774
Black Hills Corp.	7,176	484,165
MDU Resources Group, Inc.	74,387	1,948,939
NorthWestern Corp.	29,598	1,806,070
Vectren Corp.	41,443	2,421,929

Total Multi-Utilities		8,004,877

Multiline Retail - 0.5%
Big Lots, Inc.	29,349	1,417,557
Dillard’s, Inc. Class A(a)	28,269	1,630,838
Ollie’s Bargain Outlet Holdings, Inc.*	16,178	689,183

Total Multiline Retail		3,737,578

Oil, Gas & Consumable Fuels - 0.2%
World Fuel Services Corp.	39,301	1,511,123

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	37,645	776,616
Louisiana-Pacific Corp.*	49,035	1,182,234

Total Paper & Forest Products		1,958,850

Personal Products - 0.4%
Edgewell Personal Care Co.*	24,115	1,833,222
Nu Skin Enterprises, Inc. Class A	28,405	1,784,970

Total Personal Products		3,618,192

Pharmaceuticals - 0.7%
Akorn, Inc.*	103,987	3,487,724
Catalent, Inc.*	43,528	1,527,833
Prestige Brands Holdings, Inc.*	15,129	798,962

Total Pharmaceuticals		5,814,519

Professional Services - 1.7%
Dun & Bradstreet Corp. (The)	9,995	1,080,959
FTI Consulting, Inc.*	19,302	674,798
ManpowerGroup, Inc.	49,297	5,504,010
On Assignment, Inc.*	20,520	1,111,158
Robert Half International, Inc.	76,074	3,646,227
TransUnion*	29,400	1,273,314
TriNet Group, Inc.*	21,548	705,482
WageWorks, Inc.*	2,671	179,491

Total Professional Services		14,175,439

Real Estate Management & Development - 0.8%
Howard Hughes Corp. (The)*	11,850	1,455,654
Jones Lang LaSalle, Inc.	25,507	3,188,375
Kennedy-Wilson Holdings, Inc.	4,865	92,678
Realogy Holdings Corp.	47,749	1,549,455

Total Real Estate Management & Development		6,286,162

Road & Rail - 1.5%
Avis Budget Group, Inc.*(a)	47,322	1,290,471
Genesee & Wyoming, Inc. Class A*	28,055	1,918,681
Heartland Express, Inc.	29,568	615,606
Hertz Global Holdings, Inc.*(a)	13,562	155,963
Knight Transportation, Inc.	28,499	1,055,888
Landstar System, Inc.	15,640	1,338,784
Ryder System, Inc.	38,658	2,782,603
Swift Transportation Co.*	73,770	1,954,905
Werner Enterprises, Inc.	35,221	1,033,736

Total Road & Rail		12,146,637

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc.*	16,838	1,089,250
Amkor Technology, Inc.*	52,127	509,281
Cirrus Logic, Inc.*	26,972	1,691,684
Entegris, Inc.*	50,238	1,102,724
First Solar, Inc.*(a)	154,369	6,156,236
Inphi Corp.*	1,001	34,334
Integrated Device Technology, Inc.*	67,369	1,737,446
MKS Instruments, Inc.	14,572	980,696
Monolithic Power Systems, Inc.	6,039	582,160
ON Semiconductor Corp.*	105,710	1,484,168
Power Integrations, Inc.	7,274	530,275
Semtech Corp.*	8,776	313,742
Silicon Laboratories, Inc.*	7,368	503,603
Synaptics, Inc.*	9,367	484,367
Teradyne, Inc.	58,998	1,771,710
Xperi Corp.	21,174	630,985

Total Semiconductors & Semiconductor Equipment		19,602,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
Software - 1.5%
ACI Worldwide, Inc.*	54,767	$1,225,138
Aspen Technology, Inc.*	25,809	1,426,205
Blackbaud, Inc.	4,917	421,633
CommVault Systems, Inc.*	1,383	78,070
Ebix, Inc.(a)	15,469	833,779
Ellie Mae, Inc.*	4,018	441,618
Fair Isaac Corp.	9,126	1,272,256
Fortinet, Inc.*	2,274	85,139
Gigamon, Inc.*(a)	10,181	400,622
Guidewire Software, Inc.*	1,590	109,249
Manhattan Associates, Inc.*	23,669	1,137,532
MicroStrategy, Inc. Class A*	4,985	955,475
Paycom Software, Inc.*	8,905	609,191
Pegasystems, Inc.	10,344	603,572
RealPage, Inc.*	4,019	144,483
SS&C Technologies Holdings, Inc.	30,106	1,156,372
Synchronoss Technologies, Inc.*	821	13,505
TiVo Corp.	26,171	488,089
Tyler Technologies, Inc.*	4,786	840,757
Ultimate Software Group, Inc. (The)*	1,365	286,732

Total Software		12,529,417

Specialty Retail - 5.0%
Aaron’s, Inc.	44,462	1,729,572
American Eagle Outfitters, Inc.	133,108	1,603,951
AutoNation, Inc.*	88,818	3,744,567
Cabela’s, Inc.*	27,823	1,653,243
Chico’s FAS, Inc.	32,181	303,145
Children’s Place, Inc. (The)	7,946	811,287
Dick’s Sporting Goods, Inc.	55,395	2,206,383
DSW, Inc. Class A	42,678	755,401
Five Below, Inc.*	15,341	757,385
GameStop Corp. Class A	155,688	3,364,418
Lithia Motors, Inc. Class A	19,737	1,859,817
Michaels Cos., Inc. (The)*	159,616	2,956,088
Monro Muffler Brake, Inc.	11,429	477,161
Murphy USA, Inc.*	31,706	2,349,732
Office Depot, Inc.	1,284,142	7,242,561
Party City Holdco, Inc.*(a)	71,114	1,112,934
Penske Automotive Group, Inc.	61,943	2,719,917
Sally Beauty Holdings, Inc.*	83,677	1,694,459
Urban Outfitters, Inc.*(a)	68,895	1,277,313
Williams-Sonoma, Inc.	55,726	2,702,711

Total Specialty Retail		41,322,045

Technology Hardware, Storage & Peripherals - 0.4%
Electronics For Imaging, Inc.*	8,548	405,004
NCR Corp.*	64,088	2,617,354

Total Technology Hardware, Storage & Peripherals		3,022,358

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	26,288	2,338,318
Columbia Sportswear Co.	27,894	1,619,526
Deckers Outdoor Corp.*	19,044	1,299,943
Kate Spade & Co.*	76,504	1,414,559
Ralph Lauren Corp.	18,687	1,379,101
Skechers U.S.A., Inc. Class A*	101,105	2,982,597
Steven Madden Ltd.*	30,456	1,216,717
Wolverine World Wide, Inc.	41,563	1,164,180

Total Textiles, Apparel & Luxury Goods		13,414,941

Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial, Inc.	38,562	547,966
MGIC Investment Corp.*	252,496	2,827,955
Northwest Bancshares, Inc.	15,144	236,398
Provident Financial Services, Inc.	23,979	608,587
Radian Group, Inc.	145,433	2,377,829
TFS Financial Corp.	31,925	493,880
Washington Federal, Inc.	35,755	1,187,066

Total Thrifts & Mortgage Finance		8,279,681

Tobacco - 0.1%
Vector Group Ltd.	33,862	721,938

Trading Companies & Distributors - 1.6%
Air Lease Corp.	98,101	3,665,053
Applied Industrial Technologies, Inc.	15,714	927,912
Beacon Roofing Supply, Inc.*	19,504	955,696
GATX Corp.(a)	42,146	2,708,724
MSC Industrial Direct Co., Inc. Class A	25,393	2,182,782
Watsco, Inc.	10,769	1,660,580
WESCO International, Inc.*	14,781	846,951

Total Trading Companies & Distributors		12,947,698

Water Utilities - 0.3%
Aqua America, Inc.	72,444	2,412,385

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	17,415	483,266
United States Cellular Corp.*	13,000	498,160

Total Wireless Telecommunication Services		981,426

TOTAL COMMON STOCKS (Cost: $721,294,099)		825,300,199

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,549,155)	26,546	2,594,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $20,761,636)(d)	20,761,636	$20,761,636

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $744,604,890)		848,656,707
Liabilities in Excess of Cash and Other Assets - (2.4)%		(19,731,314)

NET ASSETS - 100.0%		$828,925,393

*	Non-income producing security.
**	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $31,323,738 and the total market value of the collateral held by the Fund was $32,084,374. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,322,738.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 5.2%
Huntington Ingalls Industries, Inc.	84	$15,637
L3 Technologies, Inc.	116	19,381
Lockheed Martin Corp.	78	21,654
Northrop Grumman Corp.	88	22,590
Orbital ATK, Inc.	132	12,984
Raytheon Co.	138	22,284
Spirit AeroSystems Holdings, Inc. Class A	252	14,601

Total Aerospace & Defense		129,131

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	308	21,154
Expeditors International of Washington, Inc.	388	21,914

Total Air Freight & Logistics		43,068

Airlines - 0.6%
Alaska Air Group, Inc.	158	14,182

Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	98	8,929
National Beverage Corp.	50	4,678
PepsiCo, Inc.	78	9,008

Total Beverages		22,615

Biotechnology - 1.0%
AbbVie, Inc.	138	10,007
Gilead Sciences, Inc.	136	9,626
United Therapeutics Corp.*	48	6,227

Total Biotechnology		25,860

Building Products - 1.5%
Lennox International, Inc.	110	20,200
Owens Corning	268	17,935

Total Building Products		38,135

Capital Markets - 1.0%
CBOE Holdings, Inc.	267	24,404

Chemicals - 1.7%
Dow Chemical Co. (The)	322	20,309
Monsanto Co.	192	22,725

Total Chemicals		43,034

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	308	22,592

Communications Equipment - 4.2%
CommScope Holding Co., Inc.*	524	19,928
EchoStar Corp. Class A*	378	22,945
Harris Corp.	290	31,633
Motorola Solutions, Inc.	338	29,318

Total Communications Equipment		103,824

Containers & Packaging - 1.7%
Avery Dennison Corp.	222	19,618
Bemis Co., Inc.	460	21,275

Total Containers & Packaging		40,893

Diversified Consumer Services - 0.8%
Grand Canyon Education, Inc.*	126	9,880
H&R Block, Inc.	290	8,964

Total Diversified Consumer Services		18,844

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	610	23,015
CenturyLink, Inc.	500	11,940
Verizon Communications, Inc.	492	21,973

Total Diversified Telecommunication Services		56,928

Electric Utilities - 2.0%
ALLETE, Inc.	34	2,437
Alliant Energy Corp.	62	2,490
American Electric Power Co., Inc.	42	2,918
Duke Energy Corp.	32	2,675
Edison International	36	2,815
Entergy Corp.	36	2,764
Eversource Energy	46	2,793
Exelon Corp.	66	2,381
FirstEnergy Corp.	88	2,566
Great Plains Energy, Inc.	96	2,811
NextEra Energy, Inc.	18	2,522
PG&E Corp.	44	2,920
Pinnacle West Capital Corp.	32	2,725
Portland General Electric Co.	60	2,741
PPL Corp.	68	2,629
Southern Co. (The)	58	2,777
Westar Energy, Inc.	56	2,969
Xcel Energy, Inc.	58	2,661

Total Electric Utilities		48,594

Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	468	29,264
Coherent, Inc.*	66	14,849
Corning, Inc.	974	29,269
FLIR Systems, Inc.	676	23,430
Jabil, Inc.	642	18,740

Total Electronic Equipment, Instruments & Components		115,552

Food & Staples Retailing - 2.7%
Casey’s General Stores, Inc.	68	7,284
Costco Wholesale Corp.	50	7,997
CVS Health Corp.	90	7,241
Kroger Co. (The)	220	5,130
Sysco Corp.	148	7,449
US Foods Holding Corp.*	286	7,785
Wal-Mart Stores, Inc.	124	9,384
Walgreens Boots Alliance, Inc.	98	7,674
Whole Foods Market, Inc.	164	6,906

Total Food & Staples Retailing		66,850

Food Products - 3.6%
Campbell Soup Co.	136	7,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2017

Investments	Shares	Value
Conagra Brands, Inc.	216	$7,724
Flowers Foods, Inc.	278	4,812
General Mills, Inc.	142	7,867
Hershey Co. (The)	52	5,583
Hormel Foods Corp.	206	7,027
Ingredion, Inc.	66	7,868
J.M. Smucker Co. (The)	64	7,573
Kellogg Co.	116	8,057
McCormick & Co., Inc. Non-Voting Shares	84	8,191
Pilgrim’s Pride Corp.*	216	4,735
Pinnacle Foods, Inc.	128	7,603
Tyson Foods, Inc. Class A	96	6,013

Total Food Products		90,145

Gas Utilities - 0.2%
Atmos Energy Corp.	30	2,488
UGI Corp.	48	2,324

Total Gas Utilities		4,812

Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	180	10,897
Becton, Dickinson and Co.	56	10,926
C.R. Bard, Inc.	25	7,903
Cooper Cos., Inc. (The)	48	11,492
Hill-Rom Holdings, Inc.	116	9,235
IDEXX Laboratories, Inc.*	44	7,102
Integra LifeSciences Holdings Corp.*	182	9,921
Intuitive Surgical, Inc.*	12	11,224
Masimo Corp.*	86	7,842
Stryker Corp.	78	10,825
Varian Medical Systems, Inc.*	98	10,113

Total Health Care Equipment & Supplies		107,480

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	76	7,184
Anthem, Inc.	50	9,407
Centene Corp.*	78	6,231
Cigna Corp.	54	9,039
DaVita, Inc.*	144	9,326
HealthSouth Corp.	200	9,680
Henry Schein, Inc.*	52	9,517
Humana, Inc.	36	8,662
Laboratory Corp. of America Holdings*	72	11,098
McKesson Corp.	36	5,923
Quest Diagnostics, Inc.	104	11,561
UnitedHealth Group, Inc.	64	11,867
Universal Health Services, Inc. Class B	66	8,057
WellCare Health Plans, Inc.*	54	9,696

Total Health Care Providers & Services		127,248

Health Care Technology - 0.3%
Cerner Corp.*	124	8,242

Hotels, Restaurants & Leisure - 2.9%
Aramark	324	13,277
Cracker Barrel Old Country Store, Inc.	68	11,373
Darden Restaurants, Inc.	136	12,300
Domino’s Pizza, Inc.	58	12,269
McDonald’s Corp.	94	14,397
Panera Bread Co. Class A*	30	9,439

Total Hotels, Restaurants & Leisure		73,055

Household Durables - 0.6%
NVR, Inc.*	6	14,464

Household Products - 1.9%
Church & Dwight Co., Inc.	150	7,782
Clorox Co. (The)	66	8,794
Colgate-Palmolive Co.	108	8,006
Kimberly-Clark Corp.	69	8,908
Procter & Gamble Co. (The)	100	8,715
Spectrum Brands Holdings, Inc.	46	5,752

Total Household Products		47,957

Insurance - 13.5%
Aflac, Inc.	342	26,566
Alleghany Corp.*	42	24,982
Allstate Corp. (The)	320	28,301
American Financial Group, Inc.	270	26,830
Assurant, Inc.	226	23,434
CNA Financial Corp.	478	23,302
First American Financial Corp.	572	25,563
Hartford Financial Services Group, Inc. (The)	436	22,920
Old Republic International Corp.	1,310	25,584
Progressive Corp. (The)	608	26,807
Reinsurance Group of America, Inc.	204	26,191
Travelers Cos., Inc. (The)	222	28,090
W.R. Berkley Corp.	392	27,115

Total Insurance		335,685

Internet Software & Services - 1.8%
eBay, Inc.*	660	23,047
IAC/InterActiveCorp*	204	21,061

Total Internet Software & Services		44,108

IT Services - 3.8%
Booz Allen Hamilton Holding Corp.	714	23,234
Broadridge Financial Solutions, Inc.	414	31,282
Leidos Holdings, Inc.	452	23,364
MAXIMUS, Inc.	280	17,536

Total IT Services		95,416

Leisure Products - 0.4%
Hasbro, Inc.	88	9,813

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A*	46	10,410
PAREXEL International Corp.*	96	8,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2017

Investments	Shares	Value
VWR Corp.*	220	$7,262

Total Life Sciences Tools & Services		26,016

Machinery - 0.6%
Deere & Co.	122	15,078

Media - 2.9%
Cable One, Inc.	18	12,796
Charter Communications, Inc. Class A*	31	10,442
Cinemark Holdings, Inc.	298	11,577
Comcast Corp. Class A	354	13,778
Scripps Networks Interactive, Inc. Class A	156	10,657
Time Warner, Inc.	136	13,656

Total Media		72,906

Multi-Utilities - 1.2%
Ameren Corp.	50	2,734
Black Hills Corp.	34	2,294
CMS Energy Corp.	60	2,775
Consolidated Edison, Inc.	34	2,748
Dominion Energy, Inc.	34	2,605
DTE Energy Co.	26	2,751
NiSource, Inc.	100	2,536
Public Service Enterprise Group, Inc.	58	2,495
SCANA Corp.	38	2,546
Vectren Corp.	44	2,571
WEC Energy Group, Inc.	42	2,578

Total Multi-Utilities		28,633

Multiline Retail - 2.0%
Dollar General Corp.	118	8,507
Dollar Tree, Inc.*	136	9,509
Kohl’s Corp.	180	6,961
Macy’s, Inc.	298	6,925
Nordstrom, Inc.	150	7,174
Target Corp.	192	10,040

Total Multiline Retail		49,116

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	292	30,464
Devon Energy Corp.	416	13,299
Exxon Mobil Corp.	388	31,323
HollyFrontier Corp.	534	14,669
Tesoro Corp.	198	18,533
Valero Energy Corp.	360	24,286

Total Oil, Gas & Consumable Fuels		132,574

Pharmaceuticals - 1.9%
Akorn, Inc.*	156	5,232
Bristol-Myers Squibb Co.	124	6,909
Eli Lilly & Co.	120	9,876
Johnson & Johnson	94	12,435
Pfizer, Inc.	338	11,354

Total Pharmaceuticals		45,806

Real Estate Management & Development - 0.2%
Howard Hughes Corp. (The)*	42	5,159

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	522	21,564
Cirrus Logic, Inc.*	238	14,927
Intel Corp.	806	27,194
KLA-Tencor Corp.	272	24,891
Lam Research Corp.	156	22,063

Total Semiconductors & Semiconductor Equipment		110,639

Software - 3.3%
Cadence Design Systems, Inc.*	708	23,711
Oracle Corp.	668	33,493
VMware, Inc. Class A*	290	25,355

Total Software		82,559

Specialty Retail - 3.0%
AutoZone, Inc.*	20	11,409
Best Buy Co., Inc.	132	7,568
Burlington Stores, Inc.*	88	8,095
Foot Locker, Inc.	164	8,082
Gap, Inc. (The)	302	6,641
Michaels Cos., Inc. (The)*	476	8,816
Ross Stores, Inc.	232	13,393
Ulta Salon Cosmetics & Fragrance, Inc.*	36	10,344

Total Specialty Retail		74,348

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	210	30,244

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	112	9,962
Hanesbrands, Inc.	354	8,199

Total Textiles, Apparel & Luxury Goods		18,161

Tobacco - 0.7%
Altria Group, Inc.	118	8,787
Reynolds American, Inc.	114	7,415

Total Tobacco		16,202

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,481,275)		2,480,372
Other Assets less Liabilities - 0.1%		1,270

NET ASSETS - 100.0%		$2,481,642

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 6.9%
Boeing Co. (The)	166,144	$32,854,976
BWX Technologies, Inc.	8,680	423,150
General Dynamics Corp.	50,973	10,097,751
Hexcel Corp.	8,118	428,549
Huntington Ingalls Industries, Inc.	5,912	1,100,578
L3 Technologies, Inc.	13,290	2,220,493
Lockheed Martin Corp.	79,514	22,073,882
Northrop Grumman Corp.	25,699	6,597,190
Orbital ATK, Inc.	7,685	755,897
Raytheon Co.	56,778	9,168,512
Rockwell Collins, Inc.	21,975	2,309,133
United Technologies Corp.	191,548	23,389,926

Total Aerospace & Defense		111,420,037

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	30,911	2,122,968
Expeditors International of Washington, Inc.	25,277	1,427,645
FedEx Corp.	20,886	4,539,154
United Parcel Service, Inc. Class B	174,082	19,251,728

Total Air Freight & Logistics		27,341,495

Airlines - 0.2%
Southwest Airlines Co.	47,886	2,975,636

Auto Components - 0.2%
BorgWarner, Inc.	27,124	1,148,973
Gentex Corp.	52,188	990,006
Lear Corp.	5,903	838,698

Total Auto Components		2,977,677

Automobiles - 0.2%
Harley-Davidson, Inc.	39,797	2,149,834
Thor Industries, Inc.	6,473	676,558

Total Automobiles		2,826,392

Banks - 0.1%
Bank of the Ozarks, Inc.	14,187	664,945
BOK Financial Corp.	13,130	1,104,627

Total Banks		1,769,572

Beverages - 3.5%
Brown-Forman Corp. Class A	24,806	1,222,936
Brown-Forman Corp. Class B	34,250	1,664,550
Constellation Brands, Inc. Class A	18,000	3,487,140
Dr. Pepper Snapple Group, Inc.	41,840	3,812,042
PepsiCo, Inc.	402,796	46,518,910

Total Beverages		56,705,578

Biotechnology - 5.0%
AbbVie, Inc.	653,298	47,370,638
Amgen, Inc.	200,455	34,524,365

Total Biotechnology		81,895,003

Building Products - 0.2%
A.O. Smith Corp.	14,190	799,323
Fortune Brands Home & Security, Inc.	16,905	1,102,882
Lennox International, Inc.	4,684	860,170

Total Building Products		2,762,375

Capital Markets - 3.0%
BlackRock, Inc.	36,949	15,607,627
CBOE Holdings, Inc.	10,436	953,850
Charles Schwab Corp. (The)	91,058	3,911,852
Eaton Vance Corp.	28,518	1,349,472
FactSet Research Systems, Inc.	4,512	749,804
Federated Investors, Inc. Class B	33,589	948,889
Franklin Resources, Inc.	96,556	4,324,743
LPL Financial Holdings, Inc.	23,263	987,747
MarketAxess Holdings, Inc.	2,276	457,704
Morningstar, Inc.	4,610	361,147
MSCI, Inc.	12,608	1,298,498
Nasdaq, Inc.	29,927	2,139,481
Raymond James Financial, Inc.	16,878	1,353,953
S&P Global, Inc.	31,241	4,560,874
SEI Investments Co.	15,891	854,618
T. Rowe Price Group, Inc.	66,095	4,904,910
TD Ameritrade Holding Corp.	84,618	3,637,728

Total Capital Markets		48,402,897

Chemicals - 3.5%
Albemarle Corp.	14,718	1,553,338
Chemours Co. (The)	7,021	266,236
E.I. du Pont de Nemours & Co.	170,819	13,786,801
Ecolab, Inc.	32,642	4,333,226
FMC Corp.	14,852	1,084,939
International Flavors & Fragrances, Inc.	15,665	2,114,775
Minerals Technologies, Inc.	852	62,366
Monsanto Co.	87,382	10,342,534
NewMarket Corp.	1,749	805,380
PolyOne Corp.	11,663	451,825
PPG Industries, Inc.	40,955	4,503,412
Praxair, Inc.	66,950	8,874,222
RPM International, Inc.	27,647	1,508,144
Scotts Miracle-Gro Co. (The)	12,665	1,133,011
Sherwin-Williams Co. (The)	11,189	3,926,891
W.R. Grace & Co.	6,736	485,059
Westlake Chemical Corp.	16,072	1,064,127

Total Chemicals		56,296,286

Commercial Services & Supplies - 0.3%
Cintas Corp.	11,217	1,413,791
Deluxe Corp.	8,077	559,090
Healthcare Services Group, Inc.	12,802	599,517
KAR Auction Services, Inc.	38,768	1,627,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2017

Investments	Shares	Value
Rollins, Inc.	25,455	$1,036,273

Total Commercial Services & Supplies		5,235,764

Communications Equipment - 2.0%
Cisco Systems, Inc.	1,009,625	31,601,263
Harris Corp.	14,362	1,566,607

Total Communications Equipment		33,167,870

Construction & Engineering - 0.0%
EMCOR Group, Inc.	2,777	181,561
Valmont Industries, Inc.	2,352	351,859

Total Construction & Engineering		533,420

Construction Materials - 0.1%
Eagle Materials, Inc.	1,643	151,846
Martin Marietta Materials, Inc.	4,489	999,162
Vulcan Materials Co.	7,799	987,977

Total Construction Materials		2,138,985

Consumer Finance - 0.8%
American Express Co.	151,393	12,753,346

Containers & Packaging - 0.3%
AptarGroup, Inc.	10,412	904,386
Graphic Packaging Holding Co.	66,934	922,351
Packaging Corp. of America	26,295	2,929,000

Total Containers & Packaging		4,755,737

Distributors - 0.3%
Genuine Parts Co.	38,313	3,553,914
Pool Corp.	4,563	536,472

Total Distributors		4,090,386

Diversified Consumer Services - 0.2%
H&R Block, Inc.	80,245	2,480,373

Electrical Equipment - 1.2%
Acuity Brands, Inc.	933	189,660
AMETEK, Inc.	15,768	955,068
Emerson Electric Co.	207,208	12,353,741
EnerSys	3,740	270,963
Hubbell, Inc.	13,074	1,479,585
Rockwell Automation, Inc.	26,902	4,357,048

Total Electrical Equipment		19,606,065

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	17,050	1,258,631
CDW Corp.	10,812	676,074
Cognex Corp.	2,578	218,872
Corning, Inc.	121,824	3,660,811
FLIR Systems, Inc.	10,543	365,421
Littelfuse, Inc.	943	155,595

Total Electronic Equipment, Instruments & Components		6,335,404

Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony NorthStar, Inc. Class A	47,007	662,329

Food & Staples Retailing - 3.0%
Casey’s General Stores, Inc.	2,704	289,625
Costco Wholesale Corp.	47,643	7,619,545
CVS Health Corp.	218,880	17,611,085
Kroger Co. (The)	125,331	2,922,719
PriceSmart, Inc.	2,572	225,307
Sysco Corp.	126,462	6,364,833
Walgreens Boots Alliance, Inc.	182,087	14,259,233

Total Food & Staples Retailing		49,292,347

Food Products - 2.6%
Campbell Soup Co.	70,062	3,653,733
General Mills, Inc.	173,980	9,638,492
Hershey Co. (The)	35,998	3,865,105
Ingredion, Inc.	11,505	1,371,511
Kellogg Co.	96,661	6,714,073
Lancaster Colony Corp.	4,545	557,308
McCormick & Co., Inc. Non-Voting Shares	22,795	2,222,740
Mondelez International, Inc. Class A	270,768	11,694,470
Snyder’s-Lance, Inc.	14,845	513,934
Tyson Foods, Inc. Class A	40,850	2,558,436

Total Food Products		42,789,802

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	414,504	20,149,039
Baxter International, Inc.	61,386	3,716,308
Becton, Dickinson and Co.	36,022	7,028,252
C.R. Bard, Inc.	3,402	1,075,406
Cantel Medical Corp.	795	61,939
Cooper Cos., Inc. (The)	149	35,674
DENTSPLY SIRONA, Inc.	11,824	766,668
ResMed, Inc.	28,989	2,257,373
Teleflex, Inc.	3,601	748,144
West Pharmaceutical Services, Inc.	4,449	420,520

Total Health Care Equipment & Supplies		36,259,323

Health Care Providers & Services - 2.9%
Aetna, Inc.	26,307	3,994,192
AmerisourceBergen Corp.	39,460	3,730,154
Cardinal Health, Inc.	76,203	5,937,738
Cigna Corp.	783	131,066
HealthSouth Corp.	20,326	983,778
Humana, Inc.	8,126	1,955,278
McKesson Corp.	16,665	2,742,059
UnitedHealth Group, Inc.	143,600	26,626,312
Universal Health Services, Inc. Class B	3,272	399,446

Total Health Care Providers & Services		46,500,023

Hotels, Restaurants & Leisure - 4.3%
Aramark	27,167	1,113,304
Cheesecake Factory, Inc. (The)	6,980	351,094
Cracker Barrel Old Country Store, Inc.(a)	6,296	1,053,006
Darden Restaurants, Inc.	33,788	3,055,787
McDonald’s Corp.	248,838	38,112,028
Papa John’s International, Inc.	2,766	198,488
Starbucks Corp.	239,788	13,982,038
Texas Roadhouse, Inc.	10,028	510,927
Wendy’s Co. (The)	45,631	707,737
Wyndham Worldwide Corp.	26,740	2,684,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2017

Investments	Shares	Value
Yum! Brands, Inc.	112,232	$8,278,232

Total Hotels, Restaurants & Leisure		70,047,604

Household Durables - 0.9%
CalAtlantic Group, Inc.	4,427	156,494
D.R. Horton, Inc.	50,259	1,737,454
Leggett & Platt, Inc.	34,595	1,817,275
Lennar Corp. Class A	6,378	340,075
Newell Brands, Inc.	77,659	4,164,076
PulteGroup, Inc.	57,763	1,416,926
Tupperware Brands Corp.	23,217	1,630,530
Whirlpool Corp.	16,645	3,189,515

Total Household Durables		14,452,345

Household Products - 0.5%
Church & Dwight Co., Inc.	39,673	2,058,235
Clorox Co. (The)	34,528	4,600,511
Spectrum Brands Holdings, Inc.(a)	6,934	867,027

Total Household Products		7,525,773

Industrial Conglomerates - 3.4%
3M Co.	144,561	30,096,155
Carlisle Cos., Inc.	7,708	735,343
Honeywell International, Inc.	168,507	22,460,298
Roper Technologies, Inc.	7,280	1,685,538

Total Industrial Conglomerates		54,977,334

Insurance - 1.0%
AmTrust Financial Services, Inc.(a)	39,109	592,110
Erie Indemnity Co. Class A	11,218	1,403,035
Marsh & McLennan Cos., Inc.	97,469	7,598,683
Primerica, Inc.	4,496	340,572
Progressive Corp. (The)	145,392	6,410,334

Total Insurance		16,344,734

Internet & Catalog Retail - 0.1%
Expedia, Inc.	11,170	1,663,772

Internet Software & Services - 0.0%
j2 Global, Inc.	4,977	423,493

IT Services - 3.8%
Alliance Data Systems Corp.	2,968	761,856
Automatic Data Processing, Inc.	60,842	6,233,871
Booz Allen Hamilton Holding Corp.	14,013	455,983
Broadridge Financial Solutions, Inc.	14,159	1,069,854
DST Systems, Inc.	4,992	308,006
DXC Technology Co.	7,246	555,913
Fidelity National Information Services, Inc.	26,537	2,266,260
Global Payments, Inc.	815	73,611
International Business Machines Corp.	185,891	28,595,613
Jack Henry & Associates, Inc.	6,010	624,259
Leidos Holdings, Inc.	20,965	1,083,681
MasterCard, Inc. Class A	45,254	5,496,098
MAXIMUS, Inc.	883	55,302
Paychex, Inc.	64,733	3,685,897
Total System Services, Inc.	8,857	515,920
Visa, Inc. Class A	90,510	8,488,028
Western Union Co. (The)	81,798	1,558,252

Total IT Services		61,828,404

Leisure Products - 0.3%
Brunswick Corp.	9,766	612,621
Hasbro, Inc.	28,385	3,165,211
Polaris Industries, Inc.(a)	15,786	1,455,943

Total Leisure Products		5,233,775

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	4,372	513,710
Thermo Fisher Scientific, Inc.	15,797	2,756,103

Total Life Sciences Tools & Services		3,269,813

Machinery - 2.5%
Allison Transmission Holdings, Inc.	27,635	1,036,589
Crane Co.	9,667	767,367
Deere & Co.	70,414	8,702,466
Donaldson Co., Inc.	20,393	928,697
Dover Corp.	34,358	2,756,199
Flowserve Corp.	19,166	889,877
Graco, Inc.	8,338	911,177
IDEX Corp.	10,813	1,221,977
Illinois Tool Works, Inc.	69,576	9,966,762
ITT, Inc.	10,685	429,323
Lincoln Electric Holdings, Inc.	11,357	1,045,866
Nordson Corp.	5,554	673,811
Parker-Hannifin Corp.	22,946	3,667,230
Stanley Black & Decker, Inc.	28,205	3,969,290
Toro Co. (The)	11,598	803,625
Trinity Industries, Inc.	23,666	663,358
Wabtec Corp.	4,244	388,326
Woodward, Inc.	3,340	225,717
Xylem, Inc.	20,521	1,137,479

Total Machinery		40,185,136

Media - 4.7%
CBS Corp. Class B Non-Voting Shares	43,986	2,805,427
Cinemark Holdings, Inc.	30,252	1,175,290
Comcast Corp. Class A	729,560	28,394,475
Scripps Networks Interactive, Inc. Class A	13,437	917,882
Time Warner, Inc.	125,925	12,644,129
Twenty-First Century Fox, Inc. Class A	129,801	3,678,561
Twenty-First Century Fox, Inc. Class B	99,045	2,760,384
Walt Disney Co. (The)	228,903	24,320,944

Total Media		76,697,092

Metals & Mining - 0.1%
Steel Dynamics, Inc.	34,687	1,242,141
Worthington Industries, Inc.	8,598	431,792

Total Metals & Mining		1,673,933

Multiline Retail - 0.3%
Dollar General Corp.	35,271	2,542,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2017

Investments	Shares	Value
Nordstrom, Inc.(a)	41,406	$1,980,449

Total Multiline Retail		4,523,135

Oil, Gas & Consumable Fuels - 0.4%
Williams Cos., Inc. (The)	192,161	5,818,635

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) Class A	36,402	3,493,864
Nu Skin Enterprises, Inc. Class A	14,704	923,999

Total Personal Products		4,417,863

Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	431,003	24,015,487
Eli Lilly & Co.	320,728	26,395,915
Johnson & Johnson	748,673	99,041,951
Zoetis, Inc.	35,222	2,197,148

Total Pharmaceuticals		151,650,501

Professional Services - 0.2%
Equifax, Inc.	13,026	1,790,033
Robert Half International, Inc.	22,213	1,064,669

Total Professional Services		2,854,702

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	2,591	323,875
Realogy Holdings Corp.	18,803	610,157

Total Real Estate Management & Development		934,032

Road & Rail - 1.9%
JB Hunt Transport Services, Inc.	9,923	906,764
Kansas City Southern	16,191	1,694,388
Knight Transportation, Inc.	4,472	165,688
Landstar System, Inc.	1,805	154,508
Norfolk Southern Corp.	60,174	7,323,176
Ryder System, Inc.	10,686	769,178
Union Pacific Corp.	183,519	19,987,054

Total Road & Rail		31,000,756

Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	47,916	3,727,865
Applied Materials, Inc.	78,007	3,222,469
Intel Corp.	801,201	27,032,522
KLA-Tencor Corp.	25,276	2,313,007
Lam Research Corp.	16,486	2,331,615
Microchip Technology, Inc.	28,155	2,173,003
MKS Instruments, Inc.	3,241	218,119
Monolithic Power Systems, Inc.	2,681	258,448
NVIDIA Corp.	19,076	2,757,626
QUALCOMM, Inc.	266,030	14,690,177
Skyworks Solutions, Inc.	15,644	1,501,042
Teradyne, Inc.	11,469	344,414
Texas Instruments, Inc.	161,405	12,416,887
Xilinx, Inc.	34,334	2,208,363

Total Semiconductors & Semiconductor Equipment		75,195,557

Software - 4.9%
Activision Blizzard, Inc.	30,710	1,767,975
Blackbaud, Inc.	1,844	158,123
CDK Global, Inc.	7,966	494,370
Intuit, Inc.	17,308	2,298,675
Microsoft Corp.	815,879	56,238,539
Oracle Corp.	353,863	17,742,691
Pegasystems, Inc.	1,056	61,618
SS&C Technologies Holdings, Inc.	9,841	377,993
Symantec Corp.	43,993	1,242,802

Total Software		80,382,786

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	959	111,810
American Eagle Outfitters, Inc.	51,116	615,948
Bed Bath & Beyond, Inc.	14,881	452,382
Best Buy Co., Inc.	70,130	4,020,553
Dick’s Sporting Goods, Inc.	8,859	352,854
Foot Locker, Inc.	18,275	900,592
Gap, Inc. (The)	136,131	2,993,521
Home Depot, Inc. (The)	243,571	37,363,791
Lowe’s Cos., Inc.	157,798	12,234,079
Ross Stores, Inc.	30,668	1,770,464
Tiffany & Co.	25,564	2,399,693
TJX Cos., Inc. (The)	84,655	6,109,551
Tractor Supply Co.	15,819	857,548
Williams-Sonoma, Inc.	21,921	1,063,168

Total Specialty Retail		71,245,954

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	443,709	63,902,970

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	6,327	562,787
Coach, Inc.	94,698	4,483,003
Columbia Sportswear Co.	7,721	448,281
Hanesbrands, Inc.	69,857	1,617,888
NIKE, Inc. Class B	179,768	10,606,312
Ralph Lauren Corp.	9,791	722,576
VF Corp.	119,132	6,862,003

Total Textiles, Apparel & Luxury Goods		25,302,850

Tobacco - 5.0%
Altria Group, Inc.	693,939	51,677,637
Reynolds American, Inc.	459,586	29,891,474

Total Tobacco		81,569,111

Trading Companies & Distributors - 0.4%
Fastenal Co.	68,307	2,973,404
MSC Industrial Direct Co., Inc. Class A	8,510	731,519
W.W. Grainger, Inc.	11,606	2,095,231
Watsco, Inc.	7,734	1,192,583

Total Trading Companies & Distributors		6,992,737

TOTAL COMMON STOCKS (Cost: $1,448,970,402)		1,622,088,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $3,474,819)(c)	3,474,819	$3,474,819

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,452,445,221)		1,625,563,738
Liabilities in Excess of Cash and Other Assets - (0.1)%		(1,876,116)

NET ASSETS - 100.0%		$1,623,687,622

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,888,146 and the total market value of the collateral held by the Fund was $5,025,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,550,599.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 98.9%

United States - 98.9%

Aerospace & Defense - 0.3%
AAR Corp.	44,607	$1,550,539
Cubic Corp.	24,626	1,140,184
National Presto Industries, Inc.	11,639	1,286,109
Triumph Group, Inc.	45,948	1,451,957

Total Aerospace & Defense		5,428,789

Air Freight & Logistics - 0.2%
Forward Air Corp.	62,471	3,328,455

Airlines - 0.4%
Allegiant Travel Co.	45,494	6,168,987
SkyWest, Inc.	45,562	1,599,226

Total Airlines		7,768,213

Auto Components - 1.3%
Cooper Tire & Rubber Co.	97,157	3,507,368
Dana, Inc.	296,993	6,631,854
LCI Industries	76,336	7,816,806
Standard Motor Products, Inc.	48,877	2,552,357
Strattec Security Corp.	7,725	273,465
Superior Industries International, Inc.	114,253	2,347,899
Tower International, Inc.	54,125	1,215,106
Unique Fabricating, Inc.(a)	64,640	615,373

Total Auto Components		24,960,228

Automobiles - 0.1%
Winnebago Industries, Inc.	53,115	1,859,025

Banks - 5.8%
1st Constitution Bancorp	4,440	78,810
1st Source Corp.	21,981	1,053,769
Access National Corp.(a)	11,388	302,010
American National Bankshares, Inc.	12,192	450,494
Ameris Bancorp	16,038	773,032
Arrow Financial Corp.	16,945	536,309
Banc of California, Inc.(a)	75,607	1,625,550
BancFirst Corp.	13,466	1,300,816
BancorpSouth, Inc.	79,797	2,433,808
Bank of Commerce Holdings(a)	8,631	95,373
Bankwell Financial Group, Inc.(a)	3,434	107,244
Banner Corp.	29,634	1,674,617
Bar Harbor Bankshares	17,686	545,083
Berkshire Hills Bancorp, Inc.	36,212	1,272,852
Blue Hills Bancorp, Inc.	6,935	124,136
Boston Private Financial Holdings, Inc.	108,740	1,669,159
Bridge Bancorp, Inc.	24,813	826,273
Brookline Bancorp, Inc.	79,654	1,162,948
Bryn Mawr Bank Corp.	17,818	757,265
C&F Financial Corp.	5,303	248,711
Camden National Corp.	14,852	637,299
Capital Bank Financial Corp. Class A	17,426	663,931
Capital City Bank Group, Inc.	8,618	175,980
CenterState Banks, Inc.	15,190	377,623
Central Pacific Financial Corp.	31,578	993,760
Century Bancorp, Inc. Class A	1,958	124,529
Chemung Financial Corp.(a)	6,999	286,119
City Holding Co.	19,426	1,279,591
CNB Financial Corp.	19,587	469,500
CoBiz Financial, Inc.	26,146	454,940
Codorus Valley Bancorp, Inc.	7,190	204,196
Columbia Banking System, Inc.	106,595	4,247,811
Community Bank System, Inc.(a)	53,303	2,972,708
Community Trust Bancorp, Inc.	25,311	1,107,356
ConnectOne Bancorp, Inc.	18,021	406,374
County Bancorp, Inc.	2,712	65,088
CVB Financial Corp.	118,491	2,657,753
Enterprise Bancorp, Inc.(a)	8,678	308,416
Enterprise Financial Services Corp.	10,503	428,522
Evans Bancorp, Inc.(a)	4,781	191,001
Farmers Capital Bank Corp.	3,984	153,583
Fidelity Southern Corp.	28,333	647,692
Financial Institutions, Inc.	19,212	572,518
First Bancorp	12,397	387,530
First Bancorp, Inc.	16,329	441,863
First Busey Corp.	45,599	1,336,963
First Business Financial Services, Inc.	7,404	170,884
First Commonwealth Financial Corp.	93,016	1,179,443
First Community Bancshares, Inc.	17,880	489,018
First Connecticut Bancorp, Inc.	10,652	273,224
First Financial Bancorp	69,881	1,935,704
First Financial Corp.	12,544	593,331
First Financial Northwest, Inc.	7,384	119,104
First Internet Bancorp	2,257	63,309
First Interstate BancSystem, Inc. Class A	22,932	853,070
First Merchants Corp.	34,012	1,365,242
First Mid-Illinois Bancshares, Inc.	5,786	198,113
First Midwest Bancorp, Inc.	63,085	1,470,511
Flushing Financial Corp.	33,727	950,764
German American Bancorp, Inc.	16,133	549,974
Glacier Bancorp, Inc.	85,662	3,136,086
Great Southern Bancorp, Inc.	11,075	592,512
Great Western Bancorp, Inc.	49,890	2,036,011
Guaranty Bancorp	30,012	816,326
Hanmi Financial Corp.	38,593	1,097,971
Heartland Financial USA, Inc.	11,845	557,899
Heritage Commerce Corp.	52,528	723,836
Heritage Financial Corp.	28,647	759,145
Hope Bancorp, Inc.	156,693	2,922,324
Horizon Bancorp	16,713	440,388
Independent Bank Corp.	44,690	2,016,157
Independent Bank Group, Inc.(a)	5,806	345,457
International Bancshares Corp.	50,395	1,766,345
Lakeland Bancorp, Inc.	44,957	847,439
Lakeland Financial Corp.	22,083	1,013,168
LegacyTexas Financial Group, Inc.	34,522	1,316,324
Live Oak Bancshares, Inc.(a)	6,356	153,815
Macatawa Bank Corp.	21,316	203,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
MainSource Financial Group, Inc.	23,435	$785,307
MBT Financial Corp.	18,363	178,121
Mercantile Bank Corp.	15,488	487,562
Midland States Bancorp, Inc.	18,528	621,059
MidSouth Bancorp, Inc.(a)	19,388	227,809
MidWestOne Financial Group, Inc.	10,568	358,150
MutualFirst Financial, Inc.	7,076	252,613
National Bank Holdings Corp. Class A	13,330	441,356
NBT Bancorp, Inc.	50,602	1,869,744
Northrim BanCorp, Inc.	8,671	263,598
Old National Bancorp	201,028	3,467,733
Old Second Bancorp, Inc.	5,728	66,158
Pacific Continental Corp.	26,191	669,180
Park National Corp.	25,021	2,595,178
Park Sterling Corp.	40,229	477,921
Peapack Gladstone Financial Corp.	7,147	223,630
Penns Woods Bancorp, Inc.(a)	9,440	388,739
Peoples Bancorp, Inc.	20,487	658,247
Peoples Financial Services Corp.(a)	10,940	478,406
Preferred Bank	8,608	460,270
Premier Financial Bancorp, Inc.(a)	14,836	305,770
QCR Holdings, Inc.	2,045	96,933
Renasant Corp.	35,806	1,566,154
Republic Bancorp, Inc. Class A	20,757	741,025
S&T Bancorp, Inc.	37,977	1,361,855
Sandy Spring Bancorp, Inc.	33,872	1,377,236
ServisFirst Bancshares, Inc.	12,294	453,526
Shore Bancshares, Inc.	7,586	124,790
Sierra Bancorp	14,753	362,186
Simmons First National Corp. Class A	24,098	1,274,784
South State Corp.	17,858	1,530,431
Southern National Bancorp of Virginia, Inc.	17,514	308,239
Southside Bancshares, Inc.	35,898	1,254,259
Southwest Bancorp, Inc.	13,072	333,990
Stock Yards Bancorp, Inc.	19,429	755,788
Stonegate Bank	4,883	225,497
Tompkins Financial Corp.	14,906	1,173,400
Towne Bank	49,887	1,536,520
TriCo Bancshares	20,195	709,854
Trustmark Corp.	87,697	2,820,335
Union Bankshares Corp.	51,398	1,742,392
Union Bankshares, Inc.(a)	5,407	256,832
United Community Banks, Inc.	39,277	1,091,901
Unity Bancorp, Inc.(a)	5,844	100,517
Univest Corp. of Pennsylvania	34,985	1,047,801
Washington Trust Bancorp, Inc.	22,426	1,156,060
WesBanco, Inc.	50,835	2,010,016
West Bancorporation, Inc.	24,335	575,523
Westamerica Bancorporation(a)	32,623	1,828,193

Total Banks		112,679,742

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	7,232	1,655,188
MGP Ingredients, Inc.(a)	4,427	226,529

Total Beverages		1,881,717

Building Products - 0.9%
AAON, Inc.	71,119	2,620,735
Advanced Drainage Systems, Inc.	105,913	2,128,851
Apogee Enterprises, Inc.	48,466	2,754,808
Griffon Corp.	73,552	1,614,466
Insteel Industries, Inc.	9,743	321,227
Quanex Building Products Corp.	44,212	935,084
Simpson Manufacturing Co., Inc.	121,350	5,304,209
Universal Forest Products, Inc.	28,972	2,529,545

Total Building Products		18,208,925

Capital Markets - 2.2%
Arlington Asset Investment Corp. Class A(a)	135,222	1,848,485
Artisan Partners Asset Management, Inc. Class A	168,940	5,186,458
Associated Capital Group, Inc. Class A	1,783	60,622
B. Riley Financial, Inc.	17,662	327,630
BGC Partners, Inc. Class A	795,773	10,058,571
Cohen & Steers, Inc.	66,651	2,702,032
Evercore Partners, Inc. Class A	39,928	2,814,924
Financial Engines, Inc.	24,928	912,365
Gain Capital Holdings, Inc.	92,914	578,854
GAMCO Investors, Inc. Class A	3,302	97,739
Greenhill & Co., Inc.	97,011	1,949,921
Houlihan Lokey, Inc.	14,454	504,445
Interactive Brokers Group, Inc. Class A	35,517	1,329,046
Investment Technology Group, Inc.	25,015	531,319
Manning & Napier, Inc.	61,389	267,042
Moelis & Co. Class A	45,934	1,784,536
Oppenheimer Holdings, Inc. Class A	16,736	274,470
PJT Partners, Inc. Class A	5,653	227,364
Pzena Investment Management, Inc. Class A	10,897	110,713
Silvercrest Asset Management Group, Inc. Class A	14,794	198,979
Virtu Financial, Inc. Class A(a)	128,092	2,260,824
Virtus Investment Partners, Inc.	4,315	478,749
Waddell & Reed Financial, Inc. Class A	367,812	6,944,291
Westwood Holdings Group, Inc.	18,663	1,058,005

Total Capital Markets		42,507,384

Chemicals - 2.7%
A. Schulman, Inc.	108,991	3,487,712
American Vanguard Corp.	9,504	163,944
Balchem Corp.	20,785	1,615,202
Calgon Carbon Corp.	93,815	1,416,607
Chase Corp.	12,528	1,336,738
FutureFuel Corp.	110,568	1,668,471
H.B. Fuller Co.	94,990	4,854,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Hawkins, Inc.	27,433	$1,271,520
Innophos Holdings, Inc.	111,069	4,869,265
Innospec, Inc.	38,638	2,532,721
KMG Chemicals, Inc.	7,178	349,353
Kronos Worldwide, Inc.	958,138	17,457,275
Quaker Chemical Corp.	23,266	3,378,921
Rayonier Advanced Materials, Inc.	131,271	2,063,580
Stepan Co.	35,888	3,127,280
Tredegar Corp.	94,305	1,438,151
Valhi, Inc.	646,436	1,926,379

Total Chemicals		52,958,058

Commercial Services & Supplies - 7.6%
ABM Industries, Inc.	144,994	6,020,151
Brady Corp. Class A	165,832	5,621,705
Brink’s Co. (The)	83,299	5,581,033
CECO Environmental Corp.	105,917	972,318
Covanta Holding Corp.(a)	1,522,030	20,090,796
Ennis, Inc.	179,589	3,430,150
Essendant, Inc.	164,531	2,439,995
Herman Miller, Inc.	199,678	6,070,211
HNI Corp.	148,980	5,939,832
Interface, Inc.	146,298	2,874,756
Kimball International, Inc. Class B	86,844	1,449,426
Knoll, Inc.	183,554	3,680,258
Matthews International Corp. Class A	48,542	2,973,197
McGrath RentCorp	105,514	3,653,950
Mobile Mini, Inc.	191,474	5,715,499
MSA Safety, Inc.	122,639	9,954,608
Multi-Color Corp.	7,726	630,441
Pitney Bowes, Inc.	1,490,279	22,503,213
Quad/Graphics, Inc.	285,398	6,541,322
RR Donnelley & Sons Co.(a)	378,576	4,747,343
Steelcase, Inc. Class A	430,766	6,030,724
Tetra Tech, Inc.	80,270	3,672,352
U.S. Ecology, Inc.	56,760	2,866,380
UniFirst Corp.	2,750	386,925
Viad Corp.	29,675	1,402,144
VSE Corp.	10,020	450,700
West Corp.	501,777	11,701,440

Total Commercial Services & Supplies		147,400,869

Communications Equipment - 1.1%
ADTRAN, Inc.	130,443	2,693,648
Black Box Corp.	72,875	623,081
Comtech Telecommunications Corp.	432,697	8,208,262
InterDigital, Inc.	82,576	6,383,125
Plantronics, Inc.	61,024	3,192,165

Total Communications Equipment		21,100,281

Construction & Engineering - 0.8%
Argan, Inc.	24,901	1,494,060
Comfort Systems USA, Inc.	50,919	1,889,095
Granite Construction, Inc.	57,127	2,755,806
KBR, Inc.	439,542	6,689,829
Primoris Services Corp.	79,041	1,971,283

Total Construction & Engineering		14,800,073

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,199	486,435

Consumer Finance - 0.2%
FirstCash, Inc.	39,782	2,319,291
Nelnet, Inc. Class A	16,446	773,126

Total Consumer Finance		3,092,417

Containers & Packaging - 0.6%
Myers Industries, Inc.	178,033	3,195,692
Silgan Holdings, Inc.	246,709	7,840,412

Total Containers & Packaging		11,036,104

Distributors - 0.2%
Core-Mark Holding Co., Inc.	70,876	2,343,161
Weyco Group, Inc.	51,791	1,443,933

Total Distributors		3,787,094

Diversified Consumer Services - 0.6%
Capella Education Co.	33,346	2,854,418
Carriage Services, Inc.	18,513	499,110
Collectors Universe, Inc.	99,927	2,483,186
Graham Holdings Co. Class B	7,357	4,411,625
Liberty Tax, Inc.	111,238	1,440,532

Total Diversified Consumer Services		11,688,871

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	3,397	55,847
Marlin Business Services Corp.	19,774	497,316

Total Diversified Financial Services		553,163

Diversified Telecommunication Services - 1.8%
ATN International, Inc.	46,973	3,214,832
Cogent Communications Holdings, Inc.	314,682	12,618,748
Consolidated Communications Holdings, Inc.(a)	484,984	10,412,607
IDT Corp. Class B	141,082	2,027,348
Windstream Holdings, Inc.(a)	1,784,478	6,923,775

Total Diversified Telecommunication Services		35,197,310

Electric Utilities - 2.1%
El Paso Electric Co.	179,879	9,299,744
MGE Energy, Inc.	112,463	7,236,994
Otter Tail Corp.	199,691	7,907,764
PNM Resources, Inc.	359,036	13,733,127
Spark Energy, Inc. Class A(a)	115,947	2,179,804

Total Electric Utilities		40,357,433

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	6,081	165,525
AZZ, Inc.	47,168	2,631,974
Encore Wire Corp.	6,679	285,193
General Cable Corp.	301,770	4,933,940
LSI Industries, Inc.	79,803	722,217
Powell Industries, Inc.	49,417	1,580,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Preformed Line Products Co.	12,440	$577,465

Total Electrical Equipment		10,897,164

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	704,097	11,504,945
Badger Meter, Inc.	58,215	2,319,868
Bel Fuse, Inc. Class B	14,185	350,369
CTS Corp.	36,350	785,160
Daktronics, Inc.	193,802	1,866,313
Dolby Laboratories, Inc. Class A	115,110	5,635,786
Mesa Laboratories, Inc.	3,064	439,102
Methode Electronics, Inc.	52,459	2,161,311
MTS Systems Corp.	60,445	3,131,051
Park Electrochemical Corp.	67,235	1,238,469
Systemax, Inc.	103,777	1,951,008
Vishay Intertechnology, Inc.	351,686	5,837,987

Total Electronic Equipment, Instruments & Components		37,221,369

Energy Equipment & Services - 0.7%
Archrock, Inc.	397,837	4,535,342
Bristow Group, Inc.(a)	87,812	671,762
Gulf Island Fabrication, Inc.	15,680	181,888
Oceaneering International, Inc.	331,635	7,574,543

Total Energy Equipment & Services		12,963,535

Equity Real Estate Investment Trusts (REITs) - 14.5%
Acadia Realty Trust	129,350	3,595,930
Agree Realty Corp.	57,906	2,656,148
Alexander’s, Inc.	9,635	4,060,767
American Assets Trust, Inc.	57,345	2,258,820
Armada Hoffler Properties, Inc.	93,021	1,204,622
Ashford Hospitality Prime, Inc.	43,085	443,345
Ashford Hospitality Trust, Inc.	310,891	1,890,217
Bluerock Residential Growth REIT, Inc.	90,084	1,161,183
Brandywine Realty Trust	369,266	6,473,233
Care Capital Properties, Inc.	396,087	10,575,523
CareTrust REIT, Inc.	150,484	2,789,973
CatchMark Timber Trust, Inc. Class A	100,207	1,139,354
CBL & Associates Properties, Inc.(a)	774,696	6,530,687
Cedar Realty Trust, Inc.	141,796	687,711
Chatham Lodging Trust	126,705	2,545,503
Chesapeake Lodging Trust	195,970	4,795,386
Columbia Property Trust, Inc.	361,123	8,081,933
Community Healthcare Trust, Inc.	46,698	1,195,002
CoreCivic, Inc.	536,423	14,794,546
CorEnergy Infrastructure Trust, Inc.(a)	52,877	1,776,138
CoreSite Realty Corp.	50,220	5,199,277
Corporate Office Properties Trust	181,442	6,355,913
DiamondRock Hospitality Co.	456,780	5,001,741
Easterly Government Properties, Inc.	89,187	1,868,468
EastGroup Properties, Inc.	57,840	4,846,992
Farmland Partners, Inc.(a)	54,655	488,616
FelCor Lodging Trust, Inc.	209,138	1,507,885
First Potomac Realty Trust	114,657	1,273,839
Four Corners Property Trust, Inc.	153,052	3,843,136
Franklin Street Properties Corp.	328,217	3,636,644
GEO Group, Inc. (The)	436,586	12,909,848
Getty Realty Corp.	79,471	1,994,722
Gladstone Commercial Corp.	97,026	2,114,197
Gladstone Land Corp.(a)	22,834	266,473
Global Medical REIT, Inc.(a)	87,462	781,910
Global Net Lease, Inc.	265,149	5,896,914
Government Properties Income Trust(a)	325,581	5,961,388
Hersha Hospitality Trust	113,463	2,100,200
Independence Realty Trust, Inc.	299,587	2,956,924
InfraREIT, Inc.	130,608	2,501,143
Investors Real Estate Trust	511,690	3,177,595
Jernigan Capital, Inc.(a)	23,738	522,236
Kite Realty Group Trust	213,589	4,043,240
Lexington Realty Trust	791,316	7,841,942
LTC Properties, Inc.	99,687	5,122,915
Mack-Cali Realty Corp.	97,066	2,634,371
Monmouth Real Estate Investment Corp. Class A	163,815	2,465,416
Monogram Residential Trust, Inc.	245,875	2,387,446
National Storage Affiliates Trust	83,783	1,936,225
New Senior Investment Group, Inc.	451,779	4,540,379
NexPoint Residential Trust, Inc.	46,393	1,154,722
NorthStar Realty Europe Corp.	140,438	1,780,754
One Liberty Properties, Inc.	59,418	1,392,164
Pebblebrook Hotel Trust(a)	182,477	5,883,058
Pennsylvania Real Estate Investment Trust(a)	150,761	1,706,615
Physicians Realty Trust	338,072	6,808,770
Potlatch Corp.	73,548	3,361,144
Preferred Apartment Communities, Inc. Class A	81,902	1,289,957
QTS Realty Trust, Inc. Class A	72,370	3,787,122
Ramco-Gershenson Properties Trust	213,420	2,753,118
Retail Opportunity Investments Corp.	192,523	3,694,516
Rexford Industrial Realty, Inc.	81,176	2,227,469
Sabra Health Care REIT, Inc.(a)	232,100	5,593,610
Saul Centers, Inc.	31,566	1,830,197
Select Income REIT	370,569	8,904,773
Seritage Growth Properties Class A(a)	29,415	1,233,959
STAG Industrial, Inc.	233,281	6,438,556
Summit Hotel Properties, Inc.	195,785	3,651,390
Terreno Realty Corp.	68,049	2,290,529
Tier REIT, Inc.	105,258	1,945,168
UMH Properties, Inc.	82,610	1,408,500
Universal Health Realty Income Trust	28,815	2,291,945
Urban Edge Properties	163,250	3,873,922
Urstadt Biddle Properties, Inc. Class A	70,125	1,388,475
Washington Prime Group, Inc.	938,290	7,853,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Washington Real Estate Investment Trust	143,759	$4,585,912
Whitestone REIT(a)	123,900	1,517,775
Xenia Hotels & Resorts, Inc.	315,633	6,113,811

Total Equity Real Estate Investment Trusts (REITs)		281,595,434

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	71,661	2,447,223
Ingles Markets, Inc. Class A	31,981	1,064,967
SpartanNash Co.	98,278	2,551,297
Village Super Market, Inc. Class A	53,416	1,384,543
Weis Markets, Inc.	92,138	4,488,963

Total Food & Staples Retailing		11,936,993

Food Products - 1.0%
Alico, Inc.	10,728	335,786
Calavo Growers, Inc.	45,473	3,139,911
Dean Foods Co.	264,521	4,496,857
J&J Snack Foods Corp.	36,773	4,856,610
Limoneira Co.	23,222	548,736
Sanderson Farms, Inc.	41,305	4,776,923
Tootsie Roll Industries, Inc.(a)	58,154	2,026,667

Total Food Products		20,181,490

Gas Utilities - 1.5%
Chesapeake Utilities Corp.	49,387	3,701,556
Delta Natural Gas Co., Inc.(a)	37,579	1,145,032
Gas Natural, Inc.	39,623	511,137
Northwest Natural Gas Co.	151,231	9,051,175
South Jersey Industries, Inc.	431,945	14,759,560

Total Gas Utilities		29,168,460

Health Care Equipment & Supplies - 0.8%
Abaxis, Inc.	38,926	2,063,856
Analogic Corp.	10,587	769,146
Atrion Corp.	2,643	1,700,242
CONMED Corp.	82,042	4,179,219
Invacare Corp.	19,920	262,944
LeMaitre Vascular, Inc.	22,254	694,770
Meridian Bioscience, Inc.	316,768	4,989,096
Utah Medical Products, Inc.	9,353	677,157

Total Health Care Equipment & Supplies		15,336,430

Health Care Providers & Services - 1.3%
Aceto Corp.	63,216	976,687
Chemed Corp.	18,419	3,767,238
Ensign Group, Inc. (The)	61,200	1,332,324
Landauer, Inc.	34,173	1,787,248
National HealthCare Corp.	61,483	4,312,417
National Research Corp. Class A	44,163	1,187,985
Owens & Minor, Inc.	300,622	9,677,022
U.S. Physical Therapy, Inc.	21,067	1,272,447

Total Health Care Providers & Services		24,313,368

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	85,538	2,805,646

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc.	257,181	5,459,953
Bob Evans Farms, Inc.	83,391	5,989,976
Brinker International, Inc.	214,031	8,154,581
Churchill Downs, Inc.	24,049	4,408,182
ClubCorp Holdings, Inc.	371,435	4,865,798
DineEquity, Inc.	136,565	6,015,688
ILG, Inc.	583,304	16,035,027
International Speedway Corp. Class A	44,777	1,681,376
Marcus Corp. (The)	46,113	1,392,613
Marriott Vacations Worldwide Corp.	62,734	7,386,928
RCI Hospitality Holdings, Inc.(a)	12,654	301,671
Red Rock Resorts, Inc. Class A	176,483	4,156,175
Ruth’s Hospitality Group, Inc.	77,570	1,687,148
Sonic Corp.	152,957	4,051,831
Speedway Motorsports, Inc.	121,557	2,220,846

Total Hotels, Restaurants & Leisure		73,807,793

Household Durables - 1.3%
Bassett Furniture Industries, Inc.	22,056	837,025
CSS Industries, Inc.	40,406	1,057,021
Ethan Allen Interiors, Inc.	96,195	3,107,098
Flexsteel Industries, Inc.	17,551	949,685
Hooker Furniture Corp.(a)	27,904	1,148,250
KB Home(a)	83,891	2,010,867
La-Z-Boy, Inc.	112,338	3,650,985
Libbey, Inc.	87,094	701,978
Lifetime Brands, Inc.	23,268	422,314
MDC Holdings, Inc.	305,712	10,800,805
NACCO Industries, Inc. Class A	10,101	715,656

Total Household Durables		25,401,684

Household Products - 0.2%
Oil-Dri Corp. of America	17,851	749,921
WD-40 Co.	36,432	4,020,271

Total Household Products		4,770,192

Independent Power & Renewable Electricity Producers - 2.6%
NRG Yield, Inc. Class A	382,888	6,532,069
NRG Yield, Inc. Class C	661,474	11,641,943
Ormat Technologies, Inc.	47,213	2,770,459
Pattern Energy Group, Inc.	1,218,793	29,056,025

Total Independent Power & Renewable Electricity Producers		50,000,496

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	121,394	4,042,420

Insurance - 1.4%
American Equity Investment Life Holding Co.	48,647	1,278,443
AMERISAFE, Inc.	10,922	622,008
Baldwin & Lyons, Inc. Class B	27,009	661,721
Crawford & Co. Class A	44,107	343,152
Crawford & Co. Class B	20,044	186,409
Donegal Group, Inc. Class A	35,157	558,996
EMC Insurance Group, Inc.	31,936	887,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Employers Holdings, Inc.	16,945	$716,773
FBL Financial Group, Inc. Class A	26,870	1,652,505
Federated National Holding Co.	11,647	186,352
Fidelity & Guaranty Life(a)	34,233	1,062,935
HCI Group, Inc.(a)	17,620	827,788
Heritage Insurance Holdings, Inc.	23,393	304,577
Horace Mann Educators Corp.	51,848	1,959,854
Independence Holding Co.	5,921	121,084
Infinity Property & Casualty Corp.	13,658	1,283,852
Investors Title Co.	559	108,133
Kemper Corp.	56,829	2,193,599
Kinsale Capital Group, Inc.	6,754	251,992
National General Holdings Corp.	37,300	787,030
National Western Life Group, Inc. Class A	321	102,598
Navigators Group, Inc. (The)	4,552	249,905
RLI Corp.	29,347	1,602,933
Safety Insurance Group, Inc.	30,477	2,081,579
Selective Insurance Group, Inc.	46,039	2,304,252
State Auto Financial Corp.	32,215	828,892
State National Cos., Inc.	37,512	689,471
Stewart Information Services Corp.	32,515	1,475,531
United Fire Group, Inc.	26,665	1,174,860
Universal Insurance Holdings, Inc.	40,859	1,029,647

Total Insurance		27,534,053

Internet & Catalog Retail - 1.0%
HSN, Inc.	336,271	10,727,045
Nutrisystem, Inc.	94,031	4,894,313
PetMed Express, Inc.(a)	115,706	4,697,664

Total Internet & Catalog Retail		20,319,022

Internet Software & Services - 0.1%
Reis, Inc.	59,039	1,254,579

IT Services - 1.1%
Cass Information Systems, Inc.	24,407	1,602,076
Convergys Corp.	228,831	5,441,601
CSG Systems International, Inc.	84,362	3,423,410
Forrester Research, Inc.	52,596	2,059,133
Hackett Group, Inc. (The)	70,568	1,093,804
ManTech International Corp. Class A	78,499	3,248,289
TeleTech Holdings, Inc.	102,430	4,179,144

Total IT Services		21,047,457

Leisure Products - 0.5%
Callaway Golf Co.	56,003	715,718
Escalade, Inc.	70,359	921,703
Johnson Outdoors, Inc. Class A	11,767	567,287
Marine Products Corp.	119,853	1,870,905
Sturm Ruger & Co., Inc.(a)	101,072	6,281,625

Total Leisure Products		10,357,238

Machinery - 4.3%
Actuant Corp. Class A	13,083	321,842
Alamo Group, Inc.	9,535	865,873
Albany International Corp. Class A	67,259	3,591,631
Altra Industrial Motion Corp.	65,918	2,623,536
American Railcar Industries, Inc.(a)	111,657	4,276,463
Astec Industries, Inc.	22,126	1,228,214
Barnes Group, Inc.	98,718	5,777,965
Briggs & Stratton Corp.	183,191	4,414,903
CIRCOR International, Inc.	5,873	348,739
Columbus McKinnon Corp.	20,825	529,372
DMC Global, Inc.	13,777	180,479
Douglas Dynamics, Inc.	107,471	3,535,796
Eastern Co. (The)	23,941	719,427
EnPro Industries, Inc.	45,777	3,267,105
ESCO Technologies, Inc.	24,434	1,457,488
Federal Signal Corp.	172,276	2,990,711
Franklin Electric Co., Inc.	74,996	3,104,834
FreightCar America, Inc.	48,210	838,372
Global Brass & Copper Holdings, Inc.	18,680	570,674
Gorman-Rupp Co. (The)	62,359	1,588,284
Graham Corp.	23,840	468,694
Greenbrier Cos., Inc. (The)(a)	95,812	4,431,305
Hardinge, Inc.(a)	15,420	191,516
Hillenbrand, Inc.	231,158	8,344,804
Hurco Cos., Inc.	12,546	435,974
Hyster-Yale Materials Handling, Inc.	36,755	2,582,039
John Bean Technologies Corp.	22,423	2,197,454
Kadant, Inc.	22,086	1,660,867
Lindsay Corp.	23,477	2,095,322
Miller Industries, Inc.	45,579	1,132,638
Mueller Industries, Inc.	96,591	2,941,196
Mueller Water Products, Inc. Class A	235,550	2,751,224
NN, Inc.	69,879	1,918,179
Park-Ohio Holdings Corp.	23,059	878,548
Spartan Motors, Inc.	64,839	573,825
Standex International Corp.(a)	14,263	1,293,654
Sun Hydraulics Corp.	39,803	1,698,394
Supreme Industries, Inc. Class A	22,213	365,404
Tennant Co.	33,524	2,474,071
Titan International, Inc.	17,137	205,815
Watts Water Technologies, Inc. Class A	48,351	3,055,783

Total Machinery		83,928,414

Marine - 0.2%
Matson, Inc.	140,831	4,230,563

Media - 4.1%
A.H. Belo Corp. Class A	162,742	895,081
AMC Entertainment Holdings, Inc. Class A(a)	88,874	2,021,883
Entercom Communications Corp. Class A(a)	103,071	1,066,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Entravision Communications Corp. Class A	206,525	$1,363,065
Gannett Co., Inc.	1,232,981	10,751,594
Meredith Corp.(a)	226,307	13,453,951
National CineMedia, Inc.	589,126	4,371,315
New Media Investment Group, Inc.	768,073	10,353,624
New York Times Co. (The) Class A	309,264	5,473,973
Nexstar Media Group, Inc. Class A	77,106	4,610,939
Saga Communications, Inc. Class A	19,880	909,510
Salem Media Group, Inc. Class A	138,960	986,616
Scholastic Corp.	72,510	3,160,711
Sinclair Broadcast Group, Inc. Class A	233,400	7,678,860
Time, Inc.	715,588	10,268,688
World Wrestling Entertainment, Inc. Class A(a)	154,426	3,145,658

Total Media		80,512,253

Metals & Mining - 2.0%
Carpenter Technology Corp.	143,293	5,363,457
Commercial Metals Co.	397,058	7,714,837
Compass Minerals International, Inc.(a)	197,755	12,913,401
Gold Resource Corp.(a)	43,553	177,696
Haynes International, Inc.	40,105	1,456,213
Hecla Mining Co.	117,259	598,021
Kaiser Aluminum Corp.	64,148	5,678,381
Materion Corp.	31,683	1,184,944
Olympic Steel, Inc.	6,033	117,523
Schnitzer Steel Industries, Inc. Class A	117,143	2,952,004

Total Metals & Mining		38,156,477

Multi-Utilities - 1.9%
Avista Corp.	354,742	15,062,345
NorthWestern Corp.	288,447	17,601,036
Unitil Corp.	74,576	3,602,767

Total Multi-Utilities		36,266,148

Multiline Retail - 0.4%
Big Lots, Inc.	115,912	5,598,549
Dillard’s, Inc. Class A(a)	19,993	1,153,396
Fred’s, Inc. Class A(a)	137,399	1,268,193

Total Multiline Retail		8,020,138

Oil, Gas & Consumable Fuels - 3.9%
Adams Resources & Energy, Inc.	14,190	582,925
Alon USA Energy, Inc.	629,345	8,382,876
CVR Energy, Inc.(a)	1,253,557	27,277,400
Delek U.S. Holdings, Inc.	257,512	6,808,617
Evolution Petroleum Corp.	152,614	1,236,173
Green Plains, Inc.	116,001	2,383,821
Panhandle Oil and Gas, Inc. Class A	17,031	393,416
PBF Energy, Inc. Class A(a)	695,022	15,471,190
SemGroup Corp. Class A	511,025	13,797,675

Total Oil, Gas & Consumable Fuels		76,334,093

Paper & Forest Products - 2.0%
Deltic Timber Corp.	10,057	750,856
Domtar Corp.	424,866	16,323,352
KapStone Paper and Packaging Corp.	300,677	6,202,966
Neenah Paper, Inc.	47,095	3,779,374
PH Glatfelter Co.	158,904	3,104,984
Schweitzer-Mauduit International, Inc.	209,121	7,785,575

Total Paper & Forest Products		37,947,107

Personal Products - 0.3%
Inter Parfums, Inc.	99,777	3,656,827
Medifast, Inc.	48,640	2,017,101

Total Personal Products		5,673,928

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A(a)	46,382	1,718,453

Professional Services - 1.1%
Barrett Business Services, Inc.	17,798	1,019,647
BG Staffing, Inc.(a)	95,632	1,662,084
CRA International, Inc.	22,022	799,839
Exponent, Inc.	48,663	2,837,053
Heidrick & Struggles International, Inc.	67,896	1,476,738
Insperity, Inc.	49,639	3,524,369
Kelly Services, Inc. Class A	79,200	1,778,040
Kforce, Inc.	91,807	1,799,417
Korn/Ferry International(a)	125,467	4,332,376
Resources Connection, Inc.	146,907	2,012,626

Total Professional Services		21,242,189

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	15,246	630,880
Consolidated-Tomoka Land Co.	539	30,696
Griffin Industrial Realty, Inc.	2,978	93,420
Kennedy-Wilson Holdings, Inc.(a)	156,023	2,972,238
RE/MAX Holdings, Inc. Class A	9,949	557,641

Total Real Estate Management & Development		4,284,875

Road & Rail - 0.3%
ArcBest Corp.	41,825	861,595
Celadon Group, Inc.(a)	39,703	125,065
Heartland Express, Inc.	52,770	1,098,671
Marten Transport Ltd.	20,530	562,522
Universal Logistics Holdings, Inc.	71,375	1,070,625
Werner Enterprises, Inc.	105,817	3,105,729

Total Road & Rail		6,824,207

Semiconductors & Semiconductor Equipment - 0.9%
Brooks Automation, Inc.	279,362	6,059,362
Cabot Microelectronics Corp.	47,970	3,541,625
Cohu, Inc.	82,318	1,295,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Power Integrations, Inc.	37,706	$2,748,768
Xperi Corp.	153,710	4,580,558

Total Semiconductors & Semiconductor Equipment		18,225,998

Software - 0.6%
American Software, Inc. Class A	178,078	1,832,423
Ebix, Inc.(a)	27,322	1,472,656
Monotype Imaging Holdings, Inc.	147,526	2,699,726
Progress Software Corp.	129,581	4,002,757
QAD, Inc. Class A	26,725	856,536

Total Software		10,864,098

Specialty Retail - 5.5%
Aaron’s, Inc.	40,445	1,573,311
Abercrombie & Fitch Co. Class A(a)	580,573	7,222,328
Barnes & Noble, Inc.	565,766	4,299,822
Big 5 Sporting Goods Corp.(a)	120,350	1,570,568
Buckle, Inc. (The)(a)	319,631	5,689,432
Caleres, Inc.	56,916	1,581,126
Cato Corp. (The) Class A	179,724	3,161,345
Chico’s FAS, Inc.	420,711	3,963,098
Children’s Place, Inc. (The)(a)	22,285	2,275,298
Citi Trends, Inc.	31,709	672,865
DSW, Inc. Class A	397,543	7,036,511
Finish Line, Inc. (The) Class A	114,860	1,627,566
GameStop Corp. Class A	1,002,270	21,659,055
Group 1 Automotive, Inc.	41,188	2,608,024
Guess?, Inc.	924,749	11,818,292
Haverty Furniture Cos., Inc.	65,282	1,638,578
Lithia Motors, Inc. Class A	39,207	3,694,476
Monro Muffler Brake, Inc.	64,676	2,700,223
Office Depot, Inc.	1,744,653	9,839,843
Pier 1 Imports, Inc.	576,144	2,990,187
Rent-A-Center, Inc.(a)	244,707	2,867,966
Shoe Carnival, Inc.(a)	30,708	641,183
Sonic Automotive, Inc. Class A	49,794	968,493
Stage Stores, Inc.(a)	463,826	964,758
Stein Mart, Inc.(a)	453,636	766,645
Tailored Brands, Inc.(a)	216,230	2,413,127
Winmark Corp.	2,120	273,374

Total Specialty Retail		106,517,494

Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group, Inc.(a)	497,951	1,419,160
Diebold Nixdorf, Inc.(a)	204,330	5,721,240

Total Technology Hardware, Storage & Peripherals		7,140,400

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	16,155	525,037
Movado Group, Inc.	45,740	1,154,935
Oxford Industries, Inc.	48,848	3,052,512
Superior Uniform Group, Inc.	39,652	886,222
Wolverine World Wide, Inc.	161,511	4,523,923

Total Textiles, Apparel & Luxury Goods		10,142,629

Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	47,245	951,987
Bank Mutual Corp.	54,000	494,100
BankFinancial Corp.	18,880	281,690
Bear State Financial, Inc.(a)	17,890	169,239
Beneficial Bancorp, Inc.	51,146	767,190
Capitol Federal Financial, Inc.	148,281	2,107,073
Clifton Bancorp, Inc.	16,267	268,894
Dime Community Bancshares, Inc.	54,504	1,068,278
ESSA Bancorp, Inc.	12,047	177,332
Federal Agricultural Mortgage Corp. Class C	9,015	583,270
First Defiance Financial Corp.	8,543	450,045
Hingham Institution for Savings	871	158,461
Home Bancorp, Inc.	4,299	182,793
Kearny Financial Corp.	21,685	322,022
Meridian Bancorp, Inc.	17,724	299,536
Meta Financial Group, Inc.	2,473	220,097
Northfield Bancorp, Inc.	41,638	714,092
Northwest Bancshares, Inc.	166,619	2,600,923
OceanFirst Financial Corp.	28,866	782,846
Oritani Financial Corp.	89,621	1,528,038
Provident Financial Holdings, Inc.	10,484	201,817
Provident Financial Services, Inc.	88,449	2,244,836
Prudential Bancorp, Inc.(a)	2,795	50,757
Riverview Bancorp, Inc.	12,734	84,554
SI Financial Group, Inc.	6,197	99,772
Southern Missouri Bancorp, Inc.	4,478	144,460
Territorial Bancorp, Inc.	11,254	351,012
Timberland Bancorp, Inc.(a)	5,936	150,003
TrustCo Bank Corp.	145,835	1,130,221
United Community Financial Corp.	30,731	255,375
United Financial Bancorp, Inc.	67,464	1,125,974
Waterstone Financial, Inc.	24,377	459,506
Western New England Bancorp, Inc.	21,070	213,861
WSFS Financial Corp.	10,178	461,572

Total Thrifts & Mortgage Finance		21,101,626

Tobacco - 2.1%
Universal Corp.	136,740	8,847,078
Vector Group Ltd.	1,497,727	31,931,540

Total Tobacco		40,778,618

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	119,245	7,041,417
GATX Corp.(a)	174,547	11,218,136
H&E Equipment Services, Inc.	276,804	5,649,569
Kaman Corp.	65,285	3,255,763

Total Trading Companies & Distributors		27,164,885

Water Utilities - 1.2%
American States Water Co.	132,136	6,264,568
Artesian Resources Corp. Class A	37,799	1,422,754
California Water Service Group	160,189	5,894,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2017

Investments	Shares	Value
Connecticut Water Service, Inc.	37,719	$2,093,782
Global Water Resources, Inc.(a)	103,454	1,024,195
Middlesex Water Co.	53,569	2,121,332
SJW Group	49,475	2,433,180
York Water Co. (The)	36,788	1,282,062

Total Water Utilities		22,536,828

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	68,660	2,107,862
Spok Holdings, Inc.	84,534	1,496,252

Total Wireless Telecommunication Services		3,604,114

TOTAL COMMON STOCKS (Cost: $1,813,984,032)		1,919,250,944

EXCHANGE-TRADED FUND - 0.9%

United States - 0.9%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $16,713,068)	175,688	17,173,502

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%

United States - 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $143,566,288)(d)	143,566,288	143,566,288

TOTAL INVESTMENTS IN SECURITIES - 107.2% (Cost: $1,974,263,388)		2,079,990,734
Liabilities in Excess of Cash and Other Assets - (7.2)%		(139,635,029)

NET ASSETS - 100.0%		$1,940,355,705

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $168,653,780 and the total market value of the collateral held by the Fund was $173,176,307. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,610,019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Puerto Rico - 0.4%

Banks - 0.2%
First BanCorp*	169,544	$981,660

IT Services - 0.2%
EVERTEC, Inc.	70,160	1,213,768

Total Puerto Rico		2,195,428

United States - 99.1%

Aerospace & Defense - 1.0%
AAR Corp.	17,696	615,113
Aerojet Rocketdyne Holdings, Inc.*	8,837	183,809
Aerovironment, Inc.*	2,296	87,707
Arotech Corp.*(a)	3,723	13,217
Astronics Corp.*	20,744	632,070
Axon Enterprise, Inc.*(a)	10,786	271,160
Cubic Corp.	679	31,438
Ducommun, Inc.*	10,097	318,863
Mercury Systems, Inc.*	9,783	411,766
National Presto Industries, Inc.	6,044	667,862
Sparton Corp.*	2,937	64,585
Vectrus, Inc.*	16,764	541,812
Wesco Aircraft Holdings, Inc.*	95,095	1,031,781

Total Aerospace & Defense		4,871,183

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	33,923	738,843
Atlas Air Worldwide Holdings, Inc.*	12,847	669,971
Echo Global Logistics, Inc.*	3,701	73,650
Forward Air Corp.	17,644	940,072
Hub Group, Inc. Class A*	27,955	1,072,074

Total Air Freight & Logistics		3,494,610

Auto Components - 2.7%
American Axle & Manufacturing Holdings, Inc.*	264,304	4,123,142
Cooper-Standard Holdings, Inc.*	19,919	2,009,229
Fox Factory Holding Corp.*	19,507	694,449
Gentherm, Inc.*	34,615	1,343,062
Horizon Global Corp.*	4,994	71,714
Modine Manufacturing Co.*	12,857	212,783
Motorcar Parts of America, Inc.*	13,278	374,971
Standard Motor Products, Inc.	17,513	914,529
Stoneridge, Inc.*	31,409	484,013
Strattec Security Corp.	2,740	96,996
Superior Industries International, Inc.	24,383	501,071
Tower International, Inc.	99,091	2,224,593
VOXX International Corp.*	9,518	78,048

Total Auto Components		13,128,600

Automobiles - 0.1%
Winnebago Industries, Inc.	19,503	682,605

Banks - 10.2%
1st Source Corp.	16,843	807,453
Access National Corp.	7,705	204,337
Allegiance Bancshares, Inc.*	7,819	299,468
American National Bankshares, Inc.	6,254	231,085
Ameris Bancorp	18,553	894,255
Arrow Financial Corp.	8,369	264,879
Atlantic Capital Bancshares, Inc.*	2,657	50,483
Banc of California, Inc.	63,786	1,371,399
BancFirst Corp.	9,658	932,963
Berkshire Hills Bancorp, Inc.	22,707	798,151
Blue Hills Bancorp, Inc.	4,529	81,069
Boston Private Financial Holdings, Inc.	47,684	731,949
Bridge Bancorp, Inc.	11,878	395,537
Brookline Bancorp, Inc.	41,395	604,367
Bryn Mawr Bank Corp.	6,316	268,430
Camden National Corp.	9,287	398,505
Capital Bank Financial Corp. Class A	20,403	777,354
Capital City Bank Group, Inc.	6,508	132,893
CenterState Banks, Inc.	18,782	466,921
Central Pacific Financial Corp.	18,542	583,517
City Holding Co.	9,571	630,442
CNB Financial Corp.	10,787	258,564
CoBiz Financial, Inc.	23,765	413,511
Community Trust Bancorp, Inc.	13,532	592,025
ConnectOne Bancorp, Inc.	21,535	485,614
Customers Bancorp, Inc.*	25,036	708,018
Enterprise Financial Services Corp.	14,343	585,194
Equity Bancshares, Inc. Class A*	4,105	125,777
FCB Financial Holdings, Inc. Class A*	27,868	1,330,697
Fidelity Southern Corp.	16,567	378,722
Financial Institutions, Inc.	10,938	325,952
First Bancorp	12,514	391,188
First Bancorp, Inc.	7,314	197,917
First Busey Corp.	20,722	607,569
First Business Financial Services, Inc.	7,948	183,440
First Commonwealth Financial Corp.	48,562	615,766
First Community Bancshares, Inc.	10,148	277,548
First Connecticut Bancorp, Inc.	6,991	179,319
First Financial Bancorp	36,962	1,023,847
First Financial Corp.	9,767	461,979
First Financial Northwest, Inc.	5,649	91,118
First Foundation, Inc.*	19,466	319,826
First Internet Bancorp	4,786	134,247
First Interstate BancSystem, Inc. Class A	29,208	1,086,538
First Merchants Corp.	24,987	1,002,978
First Northwest Bancorp*	2,638	41,601
Flushing Financial Corp.	27,313	769,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Franklin Financial Network, Inc.*	7,865	$324,431
German American Bancorp, Inc.	12,316	419,852
Great Southern Bancorp, Inc.	10,480	560,680
Guaranty Bancorp	13,060	355,232
Hanmi Financial Corp.	21,740	618,503
HarborOne Bancorp, Inc.*	1,868	37,285
Heartland Financial USA, Inc.	21,109	994,234
Heritage Commerce Corp.	18,495	254,861
Heritage Financial Corp.	19,461	515,717
HomeTrust Bancshares, Inc.*	6,503	158,673
Horizon Bancorp	11,688	307,979
Independent Bank Corp.	28,390	1,274,010
Independent Bank Group, Inc.	9,613	571,974
Lakeland Bancorp, Inc.	25,693	484,313
Lakeland Financial Corp.	14,116	647,642
Live Oak Bancshares, Inc.	9,879	239,072
Macatawa Bank Corp.	20,044	191,220
MainSource Financial Group, Inc.	13,866	464,650
MBT Financial Corp.	19,766	191,730
Mercantile Bank Corp.	10,702	336,899
Midland States Bancorp, Inc.	7,919	265,445
MidWestOne Financial Group, Inc.	8,713	295,284
National Bank Holdings Corp. Class A	6,774	224,287
National Commerce Corp.*	5,774	228,362
NBT Bancorp, Inc.	24,135	891,788
Northrim BanCorp, Inc.	6,174	187,690
OFG Bancorp	25,950	259,500
Old Second Bancorp, Inc.	18,591	214,726
Opus Bank	20,323	491,817
Pacific Continental Corp.	11,642	297,453
Pacific Premier Bancorp, Inc.*	13,566	500,585
Park National Corp.	9,260	960,447
Park Sterling Corp.	22,410	266,231
Peapack Gladstone Financial Corp.	9,890	309,458
Peoples Bancorp, Inc.	10,962	352,209
Preferred Bank	8,902	475,990
QCR Holdings, Inc.	8,022	380,243
Renasant Corp.	25,588	1,119,219
Republic Bancorp, Inc. Class A	14,633	522,398
S&T Bancorp, Inc.	23,959	859,170
Sandy Spring Bancorp, Inc.	14,760	600,142
Seacoast Banking Corp. of Florida*	14,284	344,244
Sierra Bancorp	9,017	221,367
Southern National Bancorp of Virginia, Inc.	8,628	151,853
Southside Bancshares, Inc.	16,975	593,092
Southwest Bancorp, Inc.	8,310	212,321
Stock Yards Bancorp, Inc.	11,387	442,954
Stonegate Bank	8,456	390,498
Sun Bancorp, Inc.	3,244	79,965
Tompkins Financial Corp.	7,761	610,946
TriCo Bancshares	16,837	591,821
TriState Capital Holdings, Inc.*	16,756	422,251
Triumph Bancorp, Inc.*	9,859	242,038
Union Bankshares Corp.	26,824	909,334
Univest Corp. of Pennsylvania	8,162	244,452
Veritex Holdings, Inc.*	6,413	168,854
Washington Trust Bancorp, Inc.	10,049	518,026
WesBanco, Inc.	25,609	1,012,580
West Bancorporation, Inc.	11,758	278,077
Westamerica Bancorporation(a)	11,684	654,771

Total Banks		50,255,211

Beverages - 0.5%
Boston Beer Co., Inc. (The) Class A*	7,542	996,675
Coca-Cola Bottling Co. Consolidated	3,120	714,074
Craft Brew Alliance, Inc.*	1,243	20,944
MGP Ingredients, Inc.(a)	8,686	444,463
Primo Water Corp.*	8,048	102,210

Total Beverages		2,278,366

Biotechnology - 2.3%
AMAG Pharmaceuticals, Inc.*	7,205	132,572
Applied Genetic Technologies Corp.*	19,580	99,858
BioSpecifics Technologies Corp.*	3,438	170,215
BioTime, Inc.*(a)	122,747	386,653
Eagle Pharmaceuticals, Inc.*(a)	5,394	425,533
Emergent BioSolutions, Inc.*	23,095	783,151
Enanta Pharmaceuticals, Inc.*	10,426	375,127
Five Prime Therapeutics, Inc.*	74,843	2,253,523
Insys Therapeutics, Inc.*	41,189	521,041
Myriad Genetics, Inc.*(a)	86,403	2,232,654
PDL BioPharma, Inc.	1,249,855	3,087,142
Pfenex, Inc.*	11,965	47,980
Progenics Pharmaceuticals, Inc.*	18,923	128,487
Repligen Corp.*	3,646	151,090
Xencor, Inc.*	23,893	504,381

Total Biotechnology		11,299,407

Building Products - 2.5%
AAON, Inc.	26,619	980,910
Advanced Drainage Systems, Inc.	19,457	391,086
American Woodmark Corp.*	12,632	1,206,988
Apogee Enterprises, Inc.	24,852	1,412,588
Armstrong Flooring, Inc.*	4,653	83,614
Builders FirstSource, Inc.*	169,302	2,593,707
Continental Building Products, Inc.*	28,167	656,291
CSW Industrials, Inc.*	4,890	188,998
Gibraltar Industries, Inc.*	16,359	583,198
Griffon Corp.	19,254	422,625
Insteel Industries, Inc.	15,806	521,124
NCI Building Systems, Inc.*	47,309	790,060
Patrick Industries, Inc.*	11,332	825,536
PGT Innovations, Inc.*	31,357	401,370
Ply Gem Holdings, Inc.*	76,862	1,379,673
Quanex Building Products Corp.	2,284	48,307

Total Building Products		12,486,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Capital Markets - 2.5%
Arlington Asset Investment Corp. Class A	14,239	$194,647
Artisan Partners Asset Management, Inc. Class A	24,903	764,522
Associated Capital Group, Inc. Class A	4,077	138,618
Cohen & Steers, Inc.	25,340	1,027,283
Cowen, Inc. Class A*	5,583	90,724
Diamond Hill Investment Group, Inc.	2,669	532,199
Gain Capital Holdings, Inc.	47,835	298,012
GAMCO Investors, Inc. Class A	30,771	910,822
Greenhill & Co., Inc.	20,655	415,165
Houlihan Lokey, Inc.	35,812	1,249,839
INTL FCStone, Inc.*	16,947	639,919
Investment Technology Group, Inc.	43,619	926,467
KCG Holdings, Inc. Class A*	52,383	1,044,517
Manning & Napier, Inc.	16,119	70,118
Moelis & Co. Class A	14,628	568,298
Piper Jaffray Cos.	4,187	251,011
Pzena Investment Management, Inc. Class A	8,812	89,530
Virtu Financial, Inc. Class A(a)	28,073	495,488
Virtus Investment Partners, Inc.	4,285	475,421
Waddell & Reed Financial, Inc. Class A	113,360	2,140,237
Westwood Holdings Group, Inc.	4,028	228,347

Total Capital Markets		12,551,184

Chemicals - 2.4%
American Vanguard Corp.	9,820	169,395
Calgon Carbon Corp.	23,429	353,778
Chase Corp.	5,929	632,624
Core Molding Technologies, Inc.*	7,529	162,702
Ferro Corp.*	141,747	2,592,553
FutureFuel Corp.	66,279	1,000,150
Hawkins, Inc.	6,013	278,703
Innophos Holdings, Inc.	9,569	419,505
Innospec, Inc.	20,373	1,335,450
KMG Chemicals, Inc.	8,289	403,426
Kraton Corp.*	51,045	1,757,990
Quaker Chemical Corp.	6,741	978,995
Rayonier Advanced Materials, Inc.(a)	75,119	1,180,871
Trecora Resources*	24,622	276,997
Tredegar Corp.	9,398	143,319

Total Chemicals		11,686,458

Commercial Services & Supplies - 2.9%
ACCO Brands Corp.*	147,810	1,721,987
Brady Corp. Class A	34,193	1,159,143
CECO Environmental Corp.	12,801	117,513
Ennis, Inc.	29,313	559,878
Essendant, Inc.	33,727	500,171
Heritage-Crystal Clean, Inc.*	665	10,574
Interface, Inc.	60,200	1,182,930
Kimball International, Inc. Class B	24,708	412,377
Knoll, Inc.	43,406	870,290
McGrath RentCorp	16,443	569,421
Mobile Mini, Inc.	18,519	552,792
Multi-Color Corp.	10,580	863,328
Quad/Graphics, Inc.	2,748	62,984
RR Donnelley & Sons Co.	91,919	1,152,664
SP Plus Corp.*	9,452	288,759
Steelcase, Inc. Class A	163,480	2,288,720
U.S. Ecology, Inc.	11,690	590,345
Viad Corp.	15,611	737,620
VSE Corp.	11,031	496,174

Total Commercial Services & Supplies		14,137,670

Communications Equipment - 0.9%
ADTRAN, Inc.	23,815	491,780
Applied Optoelectronics, Inc.*(a)	12,725	786,278
CalAmp Corp.*	9,118	185,369
Clearfield, Inc.*	6,208	81,946
Digi International, Inc.*	15,892	161,304
EMCORE Corp.	1,947	20,736
Infinera Corp.*	45,488	485,357
KVH Industries, Inc.*	4,883	46,388
NETGEAR, Inc.*	20,772	895,273
Oclaro, Inc.*(a)	27,913	260,707
Plantronics, Inc.	21,127	1,105,153

Total Communications Equipment		4,520,291

Construction & Engineering - 1.0%
Aegion Corp.*	10,037	219,610
Ameresco, Inc. Class A*	25,716	198,013
Argan, Inc.	11,297	677,820
Comfort Systems USA, Inc.	28,594	1,060,837
Goldfield Corp. (The)*	45,646	251,053
IES Holdings, Inc.*	19,983	362,692
MYR Group, Inc.*	7,879	244,407
Orion Group Holdings, Inc.*	6,207	46,366
Primoris Services Corp.	16,361	408,043
Tutor Perini Corp.*	42,044	1,208,765

Total Construction & Engineering		4,677,606

Consumer Finance - 1.8%
Encore Capital Group, Inc.*	39,387	1,581,388
Enova International, Inc.*	28,891	429,031
Green Dot Corp. Class A*	18,278	704,251
Nelnet, Inc. Class A	57,345	2,695,788
PRA Group, Inc.*	48,381	1,833,640
Regional Management Corp.*	12,396	292,918
World Acceptance Corp.*	14,839	1,111,590

Total Consumer Finance		8,648,606

Containers & Packaging - 0.0%
Myers Industries, Inc.	8,151	146,310

Distributors - 0.1%
Core-Mark Holding Co., Inc.	20,992	693,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Diversified Consumer Services - 1.5%
American Public Education, Inc.*	16,655	$393,891
Capella Education Co.	7,606	651,074
Career Education Corp.*	263,825	2,532,720
Carriage Services, Inc.	11,511	310,337
Collectors Universe, Inc.	5,328	132,401
K12, Inc.*	12,083	216,527
Liberty Tax, Inc.	19,994	258,922
Strayer Education, Inc.	7,052	657,387
Weight Watchers International, Inc.*(a)	64,839	2,166,919

Total Diversified Consumer Services		7,320,178

Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,891	63,968
Marlin Business Services Corp.	9,351	235,178

Total Diversified Financial Services		299,146

Diversified Telecommunication Services - 1.0%
ATN International, Inc.	3,763	257,540
Cincinnati Bell, Inc.*	92,709	1,812,461
Cogent Communications Holdings, Inc.	5,509	220,911
Consolidated Communications Holdings, Inc.(a)	11,134	239,047
General Communication, Inc. Class A*	2,580	94,531
Hawaiian Telcom Holdco, Inc.*	829	20,717
IDT Corp. Class B	19,048	273,720
Iridium Communications, Inc.*(a)	143,595	1,586,725
Lumos Networks Corp.*	2,411	43,084
Vonage Holdings Corp.*	49,552	324,070

Total Diversified Telecommunication Services		4,872,806

Electric Utilities - 0.2%
Otter Tail Corp.	23,315	923,274
Spark Energy, Inc. Class A(a)	7,780	146,264

Total Electric Utilities		1,069,538

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	5,214	141,925
Atkore International Group, Inc.*	42,954	968,613
AZZ, Inc.	17,726	989,111
Encore Wire Corp.	11,863	506,550
LSI Industries, Inc.	10,107	91,468
Powell Industries, Inc.	6,579	210,462
Sunrun, Inc.*(a)	130,649	930,221
Thermon Group Holdings, Inc.*	13,872	265,926

Total Electrical Equipment		4,104,276

Electronic Equipment, Instruments & Components - 2.9%
Badger Meter, Inc.	13,283	529,328
Bel Fuse, Inc. Class B	18,047	445,761
Benchmark Electronics, Inc.*	45,988	1,485,412
Control4 Corp.*	12,384	242,850
CTS Corp.	8,080	174,528
Daktronics, Inc.	14,869	143,188
ePlus, Inc.*	12,987	962,337
FARO Technologies, Inc.*	6,644	251,143
Fitbit, Inc. Class A*(a)	221,206	1,174,604
Insight Enterprises, Inc.*	33,587	1,343,144
Kimball Electronics, Inc.*	23,357	421,594
Mesa Laboratories, Inc.	1,315	188,453
Methode Electronics, Inc.	31,042	1,278,930
MTS Systems Corp.	8,865	459,207
OSI Systems, Inc.*	3,708	278,656
Park Electrochemical Corp.	10,989	202,417
PC Connection, Inc.	26,759	724,099
Plexus Corp.*	23,036	1,211,003
Rogers Corp.*	9,008	978,449
ScanSource, Inc.*	24,789	998,997
TTM Technologies, Inc.*	54,628	948,342

Total Electronic Equipment, Instruments & Components		14,442,442

Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc.*	294,473	2,399,955
Matrix Service Co.*	20,543	192,077
Natural Gas Services Group, Inc.*	4,275	106,234

Total Energy Equipment & Services		2,698,266

Equity Real Estate Investment Trusts (REITs) - 3.5%
Agree Realty Corp.	11,350	520,625
Armada Hoffler Properties, Inc.	25,955	336,117
Ashford Hospitality Prime, Inc.	7,223	74,325
CareTrust REIT, Inc.	22,034	408,510
Chatham Lodging Trust	20,311	408,048
Chesapeake Lodging Trust	34,595	846,540
Community Healthcare Trust, Inc.	993	25,411
CorEnergy Infrastructure Trust, Inc.	7,638	256,560
Easterly Government Properties, Inc.	1,740	36,453
Four Corners Property Trust, Inc.	85,160	2,138,368
Franklin Street Properties Corp.	22,241	246,430
Getty Realty Corp.	25,984	652,198
Gladstone Land Corp.	952	11,110
Global Net Lease, Inc.	23,226	516,546
Government Properties Income Trust(a)	28,756	526,522
Hersha Hospitality Trust	60,593	1,121,577
Independence Realty Trust, Inc.	52,628	519,438
InfraREIT, Inc.	36,739	703,552
iStar, Inc.*	72,096	868,036
Jernigan Capital, Inc.	7,045	154,990
Monmouth Real Estate Investment Corp. Class A	21,465	323,048
National Storage Affiliates Trust	8,266	191,027
NexPoint Residential Trust, Inc.	12,094	301,020
One Liberty Properties, Inc.	12,139	284,417
Potlatch Corp.	670	30,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Ramco-Gershenson Properties Trust	45,287	$584,202
Rexford Industrial Realty, Inc.	9,424	258,595
Sabra Health Care REIT, Inc.	32,526	783,877
Saul Centers, Inc.	6,383	370,086
Summit Hotel Properties, Inc.	140,048	2,611,895
Terreno Realty Corp.	4,640	156,182
Universal Health Realty Income Trust	3,457	274,970
Urstadt Biddle Properties, Inc. Class A	20,591	407,702
Whitestone REIT(a)	7,799	95,538

Total Equity Real Estate Investment Trusts (REITs)		17,044,534

Food & Staples Retailing - 1.0%
Chefs’ Warehouse, Inc. (The)*	1,056	13,728
Ingles Markets, Inc. Class A	18,357	611,288
Natural Grocers by Vitamin Cottage, Inc.*	15,235	125,994
Smart & Final Stores, Inc.*(a)	27,503	250,277
SpartanNash Co.	25,171	653,439
SUPERVALU, Inc.*	626,148	2,060,027
Village Super Market, Inc. Class A	11,877	307,852
Weis Markets, Inc.	16,888	822,783

Total Food & Staples Retailing		4,845,388

Food Products - 1.0%
Amplify Snack Brands, Inc.*(a)	36,665	353,451
Calavo Growers, Inc.	9,166	632,912
Farmer Brothers Co.*	41,308	1,249,567
John B. Sanfilippo & Son, Inc.	7,431	468,970
Landec Corp.*	11,177	165,978
Limoneira Co.	6,669	157,589
Omega Protein Corp.	24,473	438,067
Seneca Foods Corp. Class A*	19,261	598,054
Tootsie Roll Industries, Inc.(a)	28,046	977,403

Total Food Products		5,041,991

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	9,705	727,390
Northwest Natural Gas Co.	16,608	993,989

Total Gas Utilities		1,721,379

Health Care Equipment & Supplies - 2.0%
Abaxis, Inc.	10,247	543,296
Analogic Corp.	4,818	350,028
Anika Therapeutics, Inc.*	11,443	564,598
Atrion Corp.	908	584,116
CONMED Corp.	5,418	275,993
CryoLife, Inc.*	9,064	180,827
Cutera, Inc.*	1,841	47,682
Exactech, Inc.*	9,113	271,567
Glaukos Corp.*	975	40,433
Globus Medical, Inc. Class A*	74,882	2,482,338
Halyard Health, Inc.*	17,514	687,950
Inogen, Inc.*	3,630	346,375
Lantheus Holdings, Inc.*	43,836	773,705
LeMaitre Vascular, Inc.	7,027	219,383
Meridian Bioscience, Inc.	28,935	455,726
Merit Medical Systems, Inc.*	11,400	434,910
Natus Medical, Inc.*	16,657	621,306
OraSure Technologies, Inc.*	31,401	541,981
Surmodics, Inc.*	6,423	180,808
Utah Medical Products, Inc.	2,927	211,915

Total Health Care Equipment & Supplies		9,814,937

Health Care Providers & Services - 4.9%
Aceto Corp.	22,143	342,109
Addus HomeCare Corp.*	3,677	136,784
Almost Family, Inc.*	6,699	412,993
Amedisys, Inc.*	14,906	936,246
AMN Healthcare Services, Inc.*	41,988	1,639,632
BioTelemetry, Inc.*	11,706	391,566
Civitas Solutions, Inc.*	10,424	182,420
CorVel Corp.*	13,441	637,776
Cross Country Healthcare, Inc.*	22,486	290,294
Diplomat Pharmacy, Inc.*	40,104	593,539
Ensign Group, Inc. (The)	32,087	698,534
Landauer, Inc.	5,440	284,512
LHC Group, Inc.*	12,698	862,067
Magellan Health, Inc.*	14,871	1,084,096
National HealthCare Corp.	10,965	769,085
PharMerica Corp.*	20,407	535,684
Premier, Inc. Class A*	214,367	7,717,212
RadNet, Inc.*	12,204	94,581
Select Medical Holdings Corp.*	149,619	2,296,652
Surgery Partners, Inc.*	10,046	228,547
Tenet Healthcare Corp.*	135,858	2,627,494
Tivity Health, Inc.*	17,191	685,061
Triple-S Management Corp. Class B*	13,609	230,128
U.S. Physical Therapy, Inc.	5,713	345,065

Total Health Care Providers & Services		24,022,077

Health Care Technology - 0.4%
Computer Programs & Systems, Inc.(a)	3,487	114,374
Evolent Health, Inc. Class A*	13,871	351,630
HealthStream, Inc.*	3,734	98,279
HMS Holdings Corp.*	31,052	574,462
Inovalon Holdings, Inc. Class A*(a)	44,975	591,421
Omnicell, Inc.*	3,876	167,055

Total Health Care Technology		1,897,221

Hotels, Restaurants & Leisure - 4.7%
BJ’s Restaurants, Inc.*	17,570	654,482
Bob Evans Farms, Inc.	7,911	568,247
Bojangles’, Inc.*	30,227	491,189
Carrols Restaurant Group, Inc.*	21,972	269,157
Chuy’s Holdings, Inc.*	6,969	163,075
Del Frisco’s Restaurant Group, Inc.*	16,157	260,128
DineEquity, Inc.	18,510	815,365
El Pollo Loco Holdings, Inc.*	28,760	398,326
Eldorado Resorts, Inc.*	153,895	3,077,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Fiesta Restaurant Group, Inc.*	12,247	$252,901
Fogo De Chao, Inc.*(a)	33,085	459,882
Golden Entertainment, Inc.*	37,599	778,675
Habit Restaurants, Inc. (The) Class A*	3,473	54,873
Hyatt Hotels Corp. Class A*	56,771	3,191,098
International Speedway Corp. Class A	30,464	1,143,923
Intrawest Resorts Holdings, Inc.*	36,262	860,860
J Alexander’s Holdings, Inc.*	11,069	135,595
La Quinta Holdings, Inc.*	8,439	124,644
Marcus Corp. (The)	18,656	563,411
Monarch Casino & Resort, Inc.*	14,304	432,696
Nathan’s Famous, Inc.*	1,824	114,912
Penn National Gaming, Inc.*	120,529	2,579,321
Planet Fitness, Inc. Class A	10,198	238,021
Potbelly Corp.*	8,176	94,024
RCI Hospitality Holdings, Inc.	14,633	348,851
Red Robin Gourmet Burgers, Inc.*	10,239	668,095
Red Rock Resorts, Inc. Class A	81,951	1,929,946
Ruth’s Hospitality Group, Inc.	25,128	546,534
Shake Shack, Inc. Class A*(a)	4,146	144,612
Sonic Corp.	35,969	952,819
Speedway Motorsports, Inc.	26,213	478,912
Wingstop, Inc.	7,317	226,095
Zoe’s Kitchen, Inc.*(a)	2,816	33,539

Total Hotels, Restaurants & Leisure		23,052,108

Household Durables - 4.7%
AV Homes, Inc.*(a)	70,131	1,406,126
Bassett Furniture Industries, Inc.	7,886	299,274
Beazer Homes USA, Inc.*	1,622	22,254
Cavco Industries, Inc.*	4,645	602,224
Century Communities, Inc.*	34,625	858,700
CSS Industries, Inc.	7,144	186,887
Ethan Allen Interiors, Inc.	23,602	762,345
Flexsteel Industries, Inc.	5,552	300,419
Hooker Furniture Corp.	7,729	318,048
Hovnanian Enterprises, Inc. Class A*	2,537	7,104
Installed Building Products, Inc.*	13,524	716,096
iRobot Corp.*	13,033	1,096,597
KB Home	103,928	2,491,154
La-Z-Boy, Inc.	39,240	1,275,300
LGI Homes, Inc.*(a)	34,402	1,382,272
Libbey, Inc.	36,798	296,592
Lifetime Brands, Inc.	10,577	191,972
M/I Homes, Inc.*	27,332	780,329
MDC Holdings, Inc.	50,321	1,777,841
Meritage Homes Corp.*	63,015	2,659,233
NACCO Industries, Inc. Class A	3,950	279,857
New Home Co., Inc. (The)*	25,120	288,126
Taylor Morrison Home Corp. Class A*	39,183	940,784
TopBuild Corp.*	45,665	2,423,441
Universal Electronics, Inc.*	6,534	436,798
William Lyon Homes Class A*(a)	47,897	1,156,234

Total Household Durables		22,956,007

Household Products - 0.4%
Central Garden and Pet Co. Class A*	23,998	720,420
Oil-Dri Corp. of America	5,392	226,518
Orchids Paper Products Co.	7,775	100,686
WD-40 Co.	7,478	825,197

Total Household Products		1,872,821

Independent Power & Renewable Electricity Producers - 0.3%
NRG Yield, Inc. Class C	80,929	1,424,350

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,598	286,313

Insurance - 3.1%
AMERISAFE, Inc.	16,136	918,945
Baldwin & Lyons, Inc. Class B	14,126	346,087
Crawford & Co. Class B	23,336	217,025
Donegal Group, Inc. Class A	21,100	335,490
EMC Insurance Group, Inc.	14,941	415,061
Employers Holdings, Inc.	33,774	1,428,640
Federated National Holding Co.	14,645	234,320
Fidelity & Guaranty Life(a)	52,191	1,620,530
Hallmark Financial Services, Inc.*	14,536	163,821
HCI Group, Inc.	12,494	586,968
Health Insurance Innovations, Inc. Class A*	4,388	103,118
Heritage Insurance Holdings, Inc.	46,234	601,967
Horace Mann Educators Corp.	25,857	977,395
Infinity Property & Casualty Corp.	4,744	445,936
MBIA, Inc.*	6,216	58,617
National Western Life Group, Inc. Class A	4,828	1,543,125
Navigators Group, Inc. (The)	18,033	990,012
Patriot National, Inc.*(a)	27,704	58,732
Safety Insurance Group, Inc.	11,089	757,379
State National Cos., Inc.	45,611	838,330
Stewart Information Services Corp.	8,895	403,655
United Fire Group, Inc.	17,950	790,877
Universal Insurance Holdings, Inc.	57,736	1,454,947

Total Insurance		15,290,977

Internet & Catalog Retail - 0.6%
1-800-Flowers.com, Inc. Class A*	40,285	392,779
Duluth Holdings, Inc. Class B*(a)	14,701	267,705
FTD Cos., Inc.*	4,133	82,660
Nutrisystem, Inc.	12,953	674,204
PetMed Express, Inc.	15,421	626,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Shutterfly, Inc.*	17,005	$807,737

Total Internet & Catalog Retail		2,851,178

Internet Software & Services - 1.3%
Alarm.com Holdings, Inc.*	10,202	383,901
GTT Communications, Inc.*	20,242	640,659
Match Group, Inc.*(a)	117,901	2,049,120
NIC, Inc.	32,041	607,177
Reis, Inc.	3,660	77,775
Shutterstock, Inc.*	9,549	420,920
SPS Commerce, Inc.*	1,332	84,928
TechTarget, Inc.*	8,322	86,299
Travelzoo*	9,001	98,561
Web.com Group, Inc.*	72,840	1,842,852
XO Group, Inc.*	5,271	92,875

Total Internet Software & Services		6,385,067

IT Services - 2.1%
Cass Information Systems, Inc.	5,282	346,710
CSG Systems International, Inc.	24,701	1,002,367
ExlService Holdings, Inc.*	19,730	1,096,593
Forrester Research, Inc.	5,218	204,285
Hackett Group, Inc. (The)	17,051	264,291
ManTech International Corp. Class A	19,867	822,096
MoneyGram International, Inc.*	18,901	326,042
NeuStar, Inc. Class A*	89,468	2,983,758
Perficient, Inc.*	20,583	383,667
Sykes Enterprises, Inc.*	34,974	1,172,678
TeleTech Holdings, Inc.	31,066	1,267,493
Virtusa Corp.*	13,842	406,955

Total IT Services		10,276,935

Leisure Products - 1.2%
American Outdoor Brands Corp.*(a)	85,320	1,890,691
Callaway Golf Co.	48,210	616,124
JAKKS Pacific, Inc.*(a)	5,786	23,144
Johnson Outdoors, Inc. Class A	6,021	290,272
Malibu Boats, Inc. Class A*	14,541	376,176
MCBC Holdings, Inc.*	20,625	403,219
Nautilus, Inc.*	28,694	549,490
Sturm Ruger & Co., Inc.(a)	27,682	1,720,436

Total Leisure Products		5,869,552

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	23,825	1,423,544
Luminex Corp.	29,152	615,690

Total Life Sciences Tools & Services		2,039,234

Machinery - 7.0%
Alamo Group, Inc.	9,230	838,176
Albany International Corp. Class A	24,765	1,322,451
Altra Industrial Motion Corp.	11,936	475,053
American Railcar Industries, Inc.(a)	29,449	1,127,897
Astec Industries, Inc.	10,679	592,791
Blue Bird Corp.*	7,901	134,317
Briggs & Stratton Corp.	26,826	646,507
CIRCOR International, Inc.	4,453	264,419
Columbus McKinnon Corp.	16,374	416,227
Commercial Vehicle Group, Inc.*	12,443	105,143
Douglas Dynamics, Inc.	20,917	688,169
ESCO Technologies, Inc.	12,637	753,797
Federal Signal Corp.	43,970	763,319
FreightCar America, Inc.	14,842	258,102
Gencor Industries, Inc.*	3,139	50,852
Global Brass & Copper Holdings, Inc.	14,746	450,490
Gorman-Rupp Co. (The)	12,280	312,772
Graham Corp.	1,877	36,902
Greenbrier Cos., Inc. (The)(a)	67,086	3,102,728
Hardinge, Inc.	360	4,471
Hurco Cos., Inc.	7,241	251,625
Hyster-Yale Materials Handling, Inc.	11,215	787,854
Kadant, Inc.	8,636	649,427
Lindsay Corp.	3,653	326,030
Lydall, Inc.*	9,646	498,698
Meritor, Inc.*	661,551	10,988,362
Milacron Holdings Corp.*	37,446	658,675
Miller Industries, Inc.	11,276	280,209
Park-Ohio Holdings Corp.	13,631	519,341
Proto Labs, Inc.*	13,433	903,369
SPX Corp.*	21,272	535,204
Standex International Corp.	8,285	751,450
Sun Hydraulics Corp.	9,778	417,227
Supreme Industries, Inc. Class A	20,871	343,328
Tennant Co.	9,376	691,949
TriMas Corp.*	20,866	435,056
Wabash National Corp.	134,255	2,950,925

Total Machinery		34,333,312

Marine - 0.2%
Matson, Inc.	35,987	1,081,049

Media - 2.1%
AMC Entertainment Holdings, Inc. Class A	62,066	1,412,002
Entercom Communications Corp. Class A(a)	37,493	388,053
Entravision Communications Corp. Class A	44,996	296,974
EW Scripps Co. (The) Class A*	7,231	128,784
Gannett Co., Inc.	62,549	545,427
Gray Television, Inc.*	61,103	837,111
Hemisphere Media Group, Inc.*	22,791	270,073
Loral Space & Communications, Inc.*	23,447	974,223
MSG Networks, Inc. Class A*	122,277	2,745,119
National CineMedia, Inc.	17,608	130,651
New Media Investment Group, Inc.	73,022	984,337
Salem Media Group, Inc. Class A	30,762	218,410
Scholastic Corp.	19,043	830,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Townsquare Media, Inc. Class A*	35,222	$360,673
World Wrestling Entertainment, Inc. Class A(a)	19,702	401,330

Total Media		10,523,251

Metals & Mining - 0.4%
Gold Resource Corp.	21,217	86,565
Haynes International, Inc.	1,808	65,648
Kaiser Aluminum Corp.	15,180	1,343,734
Materion Corp.	10,231	382,639
Ryerson Holding Corp.*	4,735	46,877
SunCoke Energy, Inc.*	20,964	228,508

Total Metals & Mining		2,153,971

Multi-Utilities - 0.1%
Unitil Corp.	9,322	450,346

Multiline Retail - 0.0%
Tuesday Morning Corp.*(a)	4,058	7,710

Oil, Gas & Consumable Fuels - 0.1%
REX American Resources Corp.*	3,820	368,859

Paper & Forest Products - 0.9%
Boise Cascade Co.*	24,043	730,907
Clearwater Paper Corp.*	12,547	586,572
Deltic Timber Corp.	1,160	86,606
Neenah Paper, Inc.	12,819	1,028,725
PH Glatfelter Co.	49,212	961,602
Schweitzer-Mauduit International, Inc.	33,776	1,257,481

Total Paper & Forest Products		4,651,893

Personal Products - 0.8%
Inter Parfums, Inc.	13,971	512,037
Medifast, Inc.	6,878	285,231
Nutraceutical International Corp.	8,842	368,269
Revlon, Inc. Class A*	37,164	880,787
USANA Health Sciences, Inc.*	26,662	1,709,034

Total Personal Products		3,755,358

Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.*	16,718	298,583
ANI Pharmaceuticals, Inc.*	2,187	102,352
Innoviva, Inc.*	56,980	729,344
Phibro Animal Health Corp. Class A	44,480	1,647,984
SciClone Pharmaceuticals, Inc.*	57,796	635,756
Sucampo Pharmaceuticals, Inc. Class A*	13,659	143,420
Supernus Pharmaceuticals, Inc.*	18,143	781,963

Total Pharmaceuticals		4,339,402

Professional Services - 2.2%
Advisory Board Co. (The)*	10,688	550,432
Barrett Business Services, Inc.	6,237	357,318
BG Staffing, Inc.	6,517	113,266
CBIZ, Inc.*	48,178	722,670
CRA International, Inc.	5,517	200,377
Exponent, Inc.	11,631	678,087
Franklin Covey Co.*	5,564	107,385
GP Strategies Corp.*	11,107	293,225
Heidrick & Struggles International, Inc.	10,740	233,595
Huron Consulting Group, Inc.*	19,795	855,144
ICF International, Inc.*	12,118	570,758
Insperity, Inc.	13,610	966,310
Kelly Services, Inc. Class A	94,062	2,111,692
Kforce, Inc.	23,814	466,754
Korn/Ferry International	5,528	190,882
Mistras Group, Inc.*	18,085	397,327
Navigant Consulting, Inc.*	33,675	665,418
Resources Connection, Inc.	25,289	346,459
RPX Corp.*	32,264	450,083
TrueBlue, Inc.*	27,094	717,991

Total Professional Services		10,995,173

Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	3,974	226,319
Forestar Group, Inc.*	18,049	309,540
HFF, Inc. Class A	33,294	1,157,633
Marcus & Millichap, Inc.*	29,150	768,394
RE/MAX Holdings, Inc. Class A	5,285	296,224
St. Joe Co. (The)*	2,224	41,700
Tejon Ranch Co.*	1,301	26,853

Total Real Estate Management & Development		2,826,663

Road & Rail - 0.5%
ArcBest Corp.	11,081	228,269
Celadon Group, Inc.(a)	18,865	59,425
Covenant Transportation Group, Inc. Class A*	17,273	302,796
Marten Transport Ltd.	20,880	572,112
Roadrunner Transportation Systems, Inc.*	34,408	250,146
Saia, Inc.*	16,572	850,143
YRC Worldwide, Inc.*	8,907	99,046

Total Road & Rail		2,361,937

Semiconductors & Semiconductor Equipment - 1.1%
Axcelis Technologies, Inc.*	9,401	196,951
AXT, Inc.*	6,110	38,798
Cabot Microelectronics Corp.	15,307	1,130,116
Ceva, Inc.*	5,184	235,613
Cohu, Inc.	4,439	69,870
CyberOptics Corp.*	3,176	65,584
Diodes, Inc.*	6,320	151,870
DSP Group, Inc.*	4,672	54,195
FormFactor, Inc.*	11,865	147,126
IXYS Corp.	20,661	339,873
MaxLinear, Inc. Class A*	34,285	956,209
Nanometrics, Inc.*	10,086	255,075
PDF Solutions, Inc.*	6,392	105,148
Photronics, Inc.*	82,364	774,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
Rambus, Inc.*	25,099	$286,882
Rudolph Technologies, Inc.*	18,963	433,304
Xcerra Corp.*	6,336	61,903

Total Semiconductors & Semiconductor Equipment		5,302,739

Software - 0.5%
American Software, Inc. Class A	13,852	142,537
Barracuda Networks, Inc.*	4,955	114,262
BroadSoft, Inc.*(a)	2,664	114,685
Monotype Imaging Holdings, Inc.	14,421	263,904
Progress Software Corp.	4,469	138,047
QAD, Inc. Class A	2,095	67,145
Qualys, Inc.*	9,055	369,444
Rubicon Project, Inc. (The)*	46,304	238,003
Silver Spring Networks, Inc.*	69,310	781,817
Zix Corp.*	16,716	95,114

Total Software		2,324,958

Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	4,739	58,953
America’s Car-Mart, Inc.*	6,709	260,980
Asbury Automotive Group, Inc.*	35,785	2,023,642
Barnes & Noble, Inc.	17,900	136,040
Big 5 Sporting Goods Corp.	11,687	152,515
Boot Barn Holdings, Inc.*	12,764	90,369
Buckle, Inc. (The)(a)	72,289	1,286,744
Build-A-Bear Workshop, Inc.*	21,515	224,832
Caleres, Inc.	35,937	998,330
Cato Corp. (The) Class A	35,862	630,813
Citi Trends, Inc.	9,309	197,537
Container Store Group, Inc. (The)*	18,551	109,822
Express, Inc.*	137,686	929,380
Finish Line, Inc. (The) Class A	8,818	124,951
Francesca’s Holdings Corp.*	29,960	327,762
Genesco, Inc.*	22,363	758,106
GNC Holdings, Inc. Class A(a)	217,850	1,836,475
Group 1 Automotive, Inc.	15,641	990,388
Guess?, Inc.	76,913	982,948
Haverty Furniture Cos., Inc.	18,766	471,027
Hibbett Sports, Inc.*	25,137	521,593
Kirkland’s, Inc.*	12,607	129,600
MarineMax, Inc.*	16,609	324,706
Pier 1 Imports, Inc.	48,440	251,404
RH*(a)	30,593	1,973,860
Select Comfort Corp.*	13,369	474,466
Shoe Carnival, Inc.	14,872	310,527
Sonic Automotive, Inc. Class A	61,580	1,197,731
Sportsman’s Warehouse Holdings, Inc.*(a)	50,763	274,120
Stein Mart, Inc.(a)	38,323	64,766
Tile Shop Holdings, Inc.	16,630	343,410
Tilly’s, Inc. Class A	5,614	56,982
Vitamin Shoppe, Inc.*	26,322	306,651
West Marine, Inc.	8,689	111,654
Winmark Corp.	2,754	355,128
Zumiez, Inc.*	12,337	152,362

Total Specialty Retail		19,440,574

Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc.*(a)	135,520	712,835
CPI Card Group, Inc.(a)	34,314	97,795
Eastman Kodak Co.*	34,545	314,360
Quantum Corp.*	6,512	50,859
Super Micro Computer, Inc.*	40,585	1,000,420

Total Technology Hardware, Storage & Peripherals		2,176,269

Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	7,569	245,993
Delta Apparel, Inc.*	7,030	155,925
Fossil Group, Inc.*(a)	47,162	488,127
G-III Apparel Group Ltd.*	48,501	1,210,100
Iconix Brand Group, Inc.*	109,286	755,166
Movado Group, Inc.	18,951	478,513
Oxford Industries, Inc.	15,451	965,533
Perry Ellis International, Inc.*	1,877	36,527
Superior Uniform Group, Inc.	10,226	228,551
Unifi, Inc.*	16,613	511,680
Vera Bradley, Inc.*	41,699	407,816
Vince Holding Corp.*	13,932	6,558

Total Textiles, Apparel & Luxury Goods		5,490,489

Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	46,870	944,430
Bank Mutual Corp.	23,700	216,855
BankFinancial Corp.	6,737	100,516
Beneficial Bancorp, Inc.	15,492	232,380
BofI Holding, Inc.*(a)	55,429	1,314,776
Clifton Bancorp, Inc.	3,656	60,434
Dime Community Bancshares, Inc.	54,498	1,068,161
Federal Agricultural Mortgage Corp. Class C	12,049	779,570
First Defiance Financial Corp.	7,387	389,147
Flagstar Bancorp, Inc.*	66,674	2,054,893
Hingham Institution for Savings	1,536	279,444
HomeStreet, Inc.*	25,365	701,976
Impac Mortgage Holdings, Inc.*	35,419	535,889
Kearny Financial Corp.	14,081	209,103
LendingTree, Inc.*	6,802	1,171,304
Meridian Bancorp, Inc.	20,604	348,208
Meta Financial Group, Inc.	4,525	402,725
Northfield Bancorp, Inc.	14,747	252,911
OceanFirst Financial Corp.	10,497	284,679
Oritani Financial Corp.	35,484	605,002
PennyMac Financial Services, Inc. Class A*	38,120	636,604
Provident Financial Holdings, Inc.	4,087	78,675
Territorial Bancorp, Inc.	6,231	194,345
TrustCo Bank Corp.	60,868	471,727
United Community Financial Corp.	24,731	205,515
United Financial Bancorp, Inc.	31,611	527,588
Walker & Dunlop, Inc.*	38,877	1,898,364
Waterstone Financial, Inc.	14,834	279,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2017

Investments	Shares	Value
WSFS Financial Corp.	16,240	$736,484

Total Thrifts & Mortgage Finance		16,981,326

Tobacco - 0.4%
Turning Point Brands, Inc.*	14,396	220,835
Universal Corp.	25,833	1,671,395

Total Tobacco		1,892,230

Trading Companies & Distributors - 0.9%
BMC Stock Holdings, Inc.*	10,487	229,141
DXP Enterprises, Inc.*	1,745	60,202
GMS, Inc.*	10,532	295,949
H&E Equipment Services, Inc.	24,653	503,168
Kaman Corp.	16,973	846,444
Neff Corp. Class A*	10,185	193,515
Rush Enterprises, Inc. Class A*	18,513	688,313
SiteOne Landscape Supply, Inc.*	14,541	757,004
Veritiv Corp.*	8,308	373,860
Willis Lease Finance Corp.*	8,905	238,031

Total Trading Companies & Distributors		4,185,627

Water Utilities - 0.7%
American States Water Co.	21,096	1,000,161
Artesian Resources Corp. Class A	5,923	222,942
California Water Service Group	20,289	746,635
Connecticut Water Service, Inc.	6,995	388,292
Middlesex Water Co.	8,733	345,827
SJW Group	15,586	766,520
York Water Co. (The)	5,228	182,196

Total Water Utilities		3,652,573

Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	6,155	188,958
Spok Holdings, Inc.	64,811	1,147,155

Total Wireless Telecommunication Services		1,336,113

Total United States		487,688,721

TOTAL COMMON STOCKS (Cost: $439,902,161)		489,884,149

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree U.S. MidCap Earnings Fund(a)(b) (Cost: $1,839,964)	53,268	1,906,994

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%
United States - 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $30,294,635)(d)	30,294,635	30,294,635

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $472,036,760)		522,085,778
Liabilities in Excess of Cash and Other Assets - (6.1)%		(29,864,772)

NET ASSETS - 100.0%		$492,221,006

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $32,511,712 and the total market value of the collateral held by the Fund was $33,406,690. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,112,055.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	1,189	$131,384

Air Freight & Logistics - 0.3%
Forward Air Corp.	6,439	343,070

Airlines - 0.6%
Allegiant Travel Co.	4,712	638,947

Auto Components - 2.5%
Cooper Tire & Rubber Co.	10,930	394,573
Dana, Inc.	33,160	740,463
LCI Industries	8,520	872,448
Standard Motor Products, Inc.	5,381	280,996
Strattec Security Corp.	900	31,860
Tower International, Inc.	6,014	135,014

Total Auto Components		2,455,354

Automobiles - 0.2%
Winnebago Industries, Inc.	5,832	204,120

Banks - 5.7%
Access National Corp.	5,365	142,280
Central Pacific Financial Corp.	14,907	469,123
CVB Financial Corp.	54,307	1,218,106
Great Southern Bancorp, Inc.	5,253	281,036
Hanmi Financial Corp.	17,523	498,529
Hope Bancorp, Inc.	71,716	1,337,503
Horizon Bancorp	7,926	208,850
Independent Bank Corp.	9,789	212,911
Lakeland Financial Corp.	9,897	454,074
Live Oak Bancshares, Inc.(a)	3,150	76,230
Old Second Bancorp, Inc.	2,783	32,144
ServisFirst Bancshares, Inc.	5,459	201,383
United Community Banks, Inc.	18,211	506,266

Total Banks		5,638,435

Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	1,022	233,905
MGP Ingredients, Inc.	666	34,079

Total Beverages		267,984

Building Products - 1.5%
AAON, Inc.	7,236	266,646
Apogee Enterprises, Inc.	4,957	281,756
Insteel Industries, Inc.	1,042	34,355
Quanex Building Products Corp.	4,544	96,106
Simpson Manufacturing Co., Inc.	12,555	548,779
Universal Forest Products, Inc.	3,013	263,065

Total Building Products		1,490,707

Capital Markets - 4.1%
Cohen & Steers, Inc.	30,998	1,256,659
Evercore Partners, Inc. Class A	18,147	1,279,363
Financial Engines, Inc.	11,161	408,493
Moelis & Co. Class A	21,243	825,290
Pzena Investment Management, Inc. Class A	4,330	43,993
Westwood Holdings Group, Inc.	5,246	297,396

Total Capital Markets		4,111,194

Chemicals - 2.4%
American Vanguard Corp.	1,431	24,685
Balchem Corp.	2,947	229,011
Calgon Carbon Corp.	13,356	201,675
Chase Corp.	1,781	190,033
FutureFuel Corp.	15,498	233,865
Hawkins, Inc.	3,937	182,480
Innospec, Inc.	5,436	356,330
Quaker Chemical Corp.	3,325	482,890
Stepan Co.	5,121	446,244

Total Chemicals		2,347,213

Commercial Services & Supplies - 9.3%
ABM Industries, Inc.	15,013	623,340
CECO Environmental Corp.	10,972	100,723
Essendant, Inc.	17,009	252,244
Herman Miller, Inc.	20,781	631,742
HNI Corp.	15,516	618,623
Interface, Inc.	14,974	294,239
Kimball International, Inc. Class B	9,063	151,261
Knoll, Inc.	18,903	379,005
Matthews International Corp. Class A	4,979	304,964
McGrath RentCorp	11,002	380,999
Mobile Mini, Inc.	19,815	591,478
MSA Safety, Inc.	12,716	1,032,158
Multi-Color Corp.	774	63,158
Pitney Bowes, Inc.	120,241	1,815,639
RR Donnelley & Sons Co.	39,458	494,803
Steelcase, Inc. Class A	44,626	624,764
Tetra Tech, Inc.	8,265	378,124
U.S. Ecology, Inc.	5,828	294,314
UniFirst Corp.	282	39,677
Viad Corp.	3,014	142,412
VSE Corp.	1,114	50,108

Total Commercial Services & Supplies		9,263,775

Communications Equipment - 1.7%
ADTRAN, Inc.	18,736	386,898
InterDigital, Inc.	11,664	901,627
Plantronics, Inc.	8,686	454,365

Total Communications Equipment		1,742,890

Construction & Engineering - 0.6%
Argan, Inc.	2,575	154,500
Comfort Systems USA, Inc.	5,295	196,444
Primoris Services Corp.	8,253	205,830

Total Construction & Engineering		556,774

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	863	67,720

Consumer Finance - 1.4%
FirstCash, Inc.	18,572	1,082,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2017

Investments	Shares	Value
Nelnet, Inc. Class A	7,612	$357,840

Total Consumer Finance		1,440,588

Containers & Packaging - 1.1%
Silgan Holdings, Inc.	35,052	1,113,953

Distributors - 0.4%
Core-Mark Holding Co., Inc.	7,828	258,794
Weyco Group, Inc.	3,904	108,843

Total Distributors		367,637

Diversified Consumer Services - 0.5%
Capella Education Co.	3,748	320,829
Carriage Services, Inc.	2,162	58,287
Liberty Tax, Inc.	12,180	157,731

Total Diversified Consumer Services		536,847

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	2,554	41,988
Marlin Business Services Corp.	5,485	137,948

Total Diversified Financial Services		179,936

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	6,731	460,670
IDT Corp. Class B	19,922	286,279

Total Diversified Telecommunication Services		746,949

Electric Utilities - 1.3%
MGE Energy, Inc.	15,941	1,025,803
Spark Energy, Inc. Class A(a)	16,196	304,485

Total Electric Utilities		1,330,288

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	723	19,680
AZZ, Inc.	4,822	269,068
Encore Wire Corp.	605	25,834
Powell Industries, Inc.	5,265	168,427

Total Electrical Equipment		483,009

Electronic Equipment, Instruments & Components - 2.0%
Badger Meter, Inc.	8,314	331,313
Dolby Laboratories, Inc. Class A	16,420	803,923
Mesa Laboratories, Inc.	429	61,480
Methode Electronics, Inc.	7,465	307,558
MTS Systems Corp.	8,520	441,336

Total Electronic Equipment, Instruments & Components		1,945,610

Energy Equipment & Services - 1.1%
Oceaneering International, Inc.	47,129	1,076,426

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexander’s, Inc.	2,278	960,086
Getty Realty Corp.	36,579	918,133
Urstadt Biddle Properties, Inc. Class A	31,986	633,323

Total Equity Real Estate Investment Trusts (REITs)		2,511,542

Food Products - 2.3%
Alico, Inc.	1,559	48,797
Dean Foods Co.	37,514	637,738
J&J Snack Foods Corp.	5,215	688,745
Sanderson Farms, Inc.	5,840	675,396
Tootsie Roll Industries, Inc.(a)	8,197	285,665

Total Food Products		2,336,341

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	7,056	528,847

Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	5,581	295,905
Analogic Corp.	1,447	105,124
Atrion Corp.	371	238,664
CONMED Corp.	11,715	596,762
LeMaitre Vascular, Inc.	3,240	101,153
Utah Medical Products, Inc.	1,389	100,564

Total Health Care Equipment & Supplies		1,438,172

Health Care Providers & Services - 1.3%
Aceto Corp.	8,826	136,362
Chemed Corp.	2,629	537,709
Ensign Group, Inc. (The)	8,685	189,073
Landauer, Inc.	4,836	252,923
U.S. Physical Therapy, Inc.	2,976	179,750

Total Health Care Providers & Services		1,295,817

Health Care Technology - 0.4%
Computer Programs & Systems, Inc.(a)	12,294	403,243

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc.	28,764	610,660
Churchill Downs, Inc.	2,688	492,710
DineEquity, Inc.	15,285	673,304
ILG, Inc.	65,129	1,790,396
RCI Hospitality Holdings, Inc.	1,490	35,522
Ruth’s Hospitality Group, Inc.	8,661	188,377

Total Hotels, Restaurants & Leisure		3,790,969

Household Durables - 2.8%
Bassett Furniture Industries, Inc.	2,612	99,125
Ethan Allen Interiors, Inc.	10,629	343,317
Flexsteel Industries, Inc.	1,902	102,917
Hooker Furniture Corp.	3,029	124,643
KB Home	9,368	224,551
La-Z-Boy, Inc.	12,423	403,748
Lennar Corp. Class B	2,643	118,856
Libbey, Inc.	9,440	76,086
Lifetime Brands, Inc.	2,497	45,321
MDC Holdings, Inc.	34,262	1,210,476

Total Household Durables		2,749,040

Household Products - 0.7%
Oil-Dri Corp. of America	2,470	103,765
WD-40 Co.	5,130	566,095

Total Household Products		669,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2017

Investments	Shares	Value
Insurance - 4.9%
AMERISAFE, Inc.	5,055	$287,882
Employers Holdings, Inc.	7,364	311,497
Federated National Holding Co.	5,666	90,656
HCI Group, Inc.	8,317	390,733
Heritage Insurance Holdings, Inc.	11,478	149,443
Investors Title Co.	229	44,298
National General Holdings Corp.	16,666	351,653
RLI Corp.	13,705	748,567
Safety Insurance Group, Inc.	14,067	960,776
Selective Insurance Group, Inc.	21,360	1,069,068
Universal Insurance Holdings, Inc.	18,383	463,252

Total Insurance		4,867,825

Internet & Catalog Retail - 2.3%
HSN, Inc.	37,688	1,202,247
Nutrisystem, Inc.	10,561	549,700
PetMed Express, Inc.	12,978	526,907

Total Internet & Catalog Retail		2,278,854

IT Services - 2.3%
Convergys Corp.	32,473	772,208
CSG Systems International, Inc.	11,941	484,566
Forrester Research, Inc.	7,362	288,222
Hackett Group, Inc. (The)	9,945	154,147
TeleTech Holdings, Inc.	14,601	595,721

Total IT Services		2,294,864

Leisure Products - 0.9%
Escalade, Inc.	1,879	24,615
Marine Products Corp.	7,755	121,056
Sturm Ruger & Co., Inc.(a)	11,368	706,521

Total Leisure Products		852,192

Machinery - 7.5%
Alamo Group, Inc.	957	86,905
Albany International Corp. Class A	6,953	371,290
Altra Industrial Motion Corp.	6,802	270,720
American Railcar Industries, Inc.(a)	11,518	441,139
Barnes Group, Inc.	10,217	598,001
Briggs & Stratton Corp.	18,882	455,056
CIRCOR International, Inc.	618	36,697
Columbus McKinnon Corp.	2,097	53,306
Douglas Dynamics, Inc.	11,037	363,117
ESCO Technologies, Inc.	2,500	149,125
Federal Signal Corp.	17,916	311,022
Franklin Electric Co., Inc.	7,651	316,751
FreightCar America, Inc.	4,877	84,811
Gorman-Rupp Co. (The)	6,464	164,638
Graham Corp.	2,589	50,900
Greenbrier Cos., Inc. (The)(a)	9,948	460,095
Hillenbrand, Inc.	23,956	864,812
Hyster-Yale Materials Handling, Inc.	3,746	263,156
John Bean Technologies Corp.	2,304	225,792
Kadant, Inc.	2,269	170,629
Lindsay Corp.	2,454	219,019
Mueller Industries, Inc.	10,002	304,561
Mueller Water Products, Inc. Class A	24,084	281,301
NN, Inc.	7,293	200,193
Park-Ohio Holdings Corp.	2,519	95,974
Standex International Corp.	1,485	134,690
Sun Hydraulics Corp.	4,052	172,899
Supreme Industries, Inc. Class A	2,399	39,464
Tennant Co.	3,414	251,953

Total Machinery		7,438,016

Marine - 0.4%
Matson, Inc.	14,560	437,382

Media - 3.1%
AMC Entertainment Holdings, Inc. Class A	9,999	227,477
Entravision Communications Corp. Class A	22,540	148,764
John Wiley & Sons, Inc. Class A	19,787	1,043,764
New York Times Co. (The) Class A	34,498	610,615
Saga Communications, Inc. Class A	1,244	56,913
Scholastic Corp.	8,140	354,823
Viacom, Inc. Class A(a)	17,437	663,478

Total Media		3,105,834

Metals & Mining - 2.8%
Carpenter Technology Corp.	20,333	761,064
Compass Minerals International, Inc.	28,128	1,836,758
Materion Corp.	4,524	169,198

Total Metals & Mining		2,767,020

Multiline Retail - 0.6%
Big Lots, Inc.	12,924	624,229

Paper & Forest Products - 3.0%
KapStone Paper and Packaging Corp.	42,694	880,777
Neenah Paper, Inc.	6,712	538,638
PH Glatfelter Co.	22,536	440,354
Schweitzer-Mauduit International, Inc.	29,713	1,106,215

Total Paper & Forest Products		2,965,984

Personal Products - 0.8%
Inter Parfums, Inc.	14,225	521,346
Medifast, Inc.	6,950	288,217

Total Personal Products		809,563

Professional Services - 1.5%
Barrett Business Services, Inc.	1,762	100,945
CRA International, Inc.	2,260	82,083
Exponent, Inc.	4,979	290,275
Insperity, Inc.	5,150	365,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2017

Investments	Shares	Value
Kforce, Inc.	9,548	$187,141
Korn/Ferry International	13,009	449,201

Total Professional Services		1,475,295

Road & Rail - 0.6%
ArcBest Corp.	4,342	89,445
Heartland Express, Inc.	5,473	113,948
Universal Logistics Holdings, Inc.	1,797	26,955
Werner Enterprises, Inc.	10,863	318,829

Total Road & Rail		549,177

Semiconductors & Semiconductor Equipment - 1.5%
Cabot Microelectronics Corp.	6,869	507,138
Power Integrations, Inc.	5,324	388,120
Xperi Corp.	21,803	649,729

Total Semiconductors & Semiconductor Equipment		1,544,987

Software - 0.6%
Ebix, Inc.(a)	3,897	210,048
Monotype Imaging Holdings, Inc.	21,207	388,088

Total Software		598,136

Specialty Retail - 6.2%
Aaron’s, Inc.	4,602	179,018
Big 5 Sporting Goods Corp.	13,362	174,374
Buckle, Inc. (The)(a)	35,748	636,315
Caleres, Inc.	6,427	178,542
Cato Corp. (The) Class A	19,885	349,777
Chico’s FAS, Inc.	46,986	442,608
Children’s Place, Inc. (The)	2,458	250,962
Citi Trends, Inc.	3,497	74,206
DSW, Inc. Class A	44,497	787,597
Finish Line, Inc. (The) Class A	12,631	178,981
GameStop Corp. Class A	79,123	1,709,848
Group 1 Automotive, Inc.	4,550	288,106
Lithia Motors, Inc. Class A	4,420	416,497
Monro Muffler Brake, Inc.	7,213	301,143
Shoe Carnival, Inc.	3,226	67,359
Sonic Automotive, Inc. Class A	5,403	105,088
Stein Mart, Inc.(a)	48,093	81,277

Total Specialty Retail		6,221,698

Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	1,735	56,388
Movado Group, Inc.	5,073	128,093
Oxford Industries, Inc.	5,439	339,883
Superior Uniform Group, Inc.	4,502	100,620
Wolverine World Wide, Inc.	18,044	505,412

Total Textiles, Apparel & Luxury Goods		1,130,396

Thrifts & Mortgage Finance - 0.3%
Federal Agricultural Mortgage Corp. Class C	3,881	251,101
Hingham Institution for Savings	337	61,310

Total Thrifts & Mortgage Finance		312,411

Tobacco - 1.3%
Universal Corp.	19,436	1,257,509

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	12,312	727,023
GATX Corp.(a)	18,099	1,163,223
Kaman Corp.	6,707	334,478

Total Trading Companies & Distributors		2,224,724

Water Utilities - 1.1%
American States Water Co.	18,702	886,662
York Water Co. (The)	5,095	177,561

Total Water Utilities		1,064,223

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	9,746	299,202
Spok Holdings, Inc.	11,844	209,639

Total Wireless Telecommunication Services		508,841

TOTAL COMMON STOCKS (Cost: $96,665,369)		99,533,801

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

United States - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $4,576,589)(c)	4,576,589	4,576,589

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $101,241,958)		104,110,390
Liabilities in Excess of Cash and Other Assets - (4.4)%		(4,415,987)

NET ASSETS - 100.0%		$99,694,403

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,473,361 and the total market value of the collateral held by the Fund was $4,578,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,719.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.4%
Boeing Co. (The)	21,436	$4,238,969
Cubic Corp.	875	40,513
Curtiss-Wright Corp.	554	50,846
General Dynamics Corp.	6,612	1,309,837
Huntington Ingalls Industries, Inc.	959	178,528
L3 Technologies, Inc.	1,861	310,936
Lockheed Martin Corp.	10,102	2,804,416
Northrop Grumman Corp.	3,389	869,990
Orbital ATK, Inc.	1,002	98,557
Raytheon Co.	7,150	1,154,582
Rockwell Collins, Inc.	2,987	313,874
United Technologies Corp.	24,330	2,970,936

Total Aerospace & Defense		14,341,984

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,960	271,973
Expeditors International of Washington, Inc.	3,996	225,694
FedEx Corp.	2,657	577,446
United Parcel Service, Inc. Class B	22,631	2,502,762

Total Air Freight & Logistics		3,577,875

Airlines - 0.3%
Alaska Air Group, Inc.	1,949	174,942
American Airlines Group, Inc.	5,350	269,212
Delta Air Lines, Inc.	14,479	778,101
Southwest Airlines Co.	6,312	392,228

Total Airlines		1,614,483

Auto Components - 0.1%
BorgWarner, Inc.	3,719	157,537
Cooper Tire & Rubber Co.	804	29,024
Gentex Corp.	8,149	154,587
Goodyear Tire & Rubber Co. (The)	4,592	160,536
LCI Industries	597	61,133
Lear Corp.	946	134,408

Total Auto Components		697,225

Automobiles - 0.9%
Ford Motor Co.	221,899	2,483,050
General Motors Co.	76,874	2,685,209
Harley-Davidson, Inc.	5,056	273,125
Thor Industries, Inc.	1,120	117,062

Total Automobiles		5,558,446

Banks - 6.8%
American National Bankshares, Inc.	992	36,654
Arrow Financial Corp.	1,761	55,736
Associated Banc-Corp.	5,943	149,764
Banc of California, Inc.(a)	3,607	77,550
Bank of America Corp.	162,878	3,951,420
Bank of the Ozarks, Inc.	2,394	112,207
BankUnited, Inc.	3,824	128,907
Bar Harbor Bankshares	1,109	34,179
BB&T Corp.	25,134	1,141,335
BOK Financial Corp.	2,538	213,522
Cathay General Bancorp	3,291	124,893
Century Bancorp, Inc. Class A	551	35,044
Chemical Financial Corp.	1,548	74,939
CIT Group, Inc.	3,558	173,275
Citigroup, Inc.	37,843	2,530,940
Citizens Financial Group, Inc.	8,937	318,872
City Holding Co.	724	47,690
CNB Financial Corp.	1,415	33,918
CoBiz Financial, Inc.	3,053	53,122
Columbia Banking System, Inc.	2,644	105,363
Comerica, Inc.	3,087	226,092
Community Bank System, Inc.	1,453	81,034
Community Trust Bancorp, Inc.	1,690	73,937
Cullen/Frost Bankers, Inc.	2,250	211,297
CVB Financial Corp.	5,031	112,845
East West Bancorp, Inc.	3,765	220,554
Enterprise Bancorp, Inc.	1,061	37,708
Evans Bancorp, Inc.	798	31,880
Farmers Capital Bank Corp.	843	32,498
Fidelity Southern Corp.	2,470	56,464
Fifth Third Bancorp	19,344	502,170
First Bancorp	2,134	66,709
First Business Financial Services, Inc.	973	22,457
First Commonwealth Financial Corp.	5,794	73,468
First Community Bancshares, Inc.	2,229	60,963
First Connecticut Bancorp, Inc.	1,455	37,321
First Financial Bankshares, Inc.(a)	1,439	63,604
First Financial Corp.	2,455	116,121
First Hawaiian, Inc.	3,448	105,578
First Horizon National Corp.	6,542	113,962
First Republic Bank	1,641	164,264
FNB Corp.	10,500	148,680
Fulton Financial Corp.	7,678	145,882
Glacier Bancorp, Inc.	3,492	127,842
Horizon Bancorp	1,387	36,547
Huntington Bancshares, Inc.	33,895	458,260
Iberiabank Corp.	1,511	123,146
Investors Bancorp, Inc.	9,245	123,513
JPMorgan Chase & Co.	99,324	9,078,214
KeyCorp	24,997	468,444
M&T Bank Corp.	3,503	567,311
Macatawa Bank Corp.	4,037	38,513
MB Financial, Inc.	2,698	118,820
MidSouth Bancorp, Inc.	2,417	28,400
MidWestOne Financial Group, Inc.	1,691	57,308
Old National Bancorp	7,809	134,705
Pacific Continental Corp.	2,976	76,037
PacWest Bancorp	6,366	297,292
Park National Corp.	1,137	117,930
Park Sterling Corp.	6,075	72,171
Peapack Gladstone Financial Corp.	1,134	35,483
Penns Woods Bancorp, Inc.	1,109	45,669
People’s United Financial, Inc.	13,960	246,534
Peoples Bancorp, Inc.	2,209	70,975
PNC Financial Services Group, Inc. (The)	11,361	1,418,648
Prosperity Bancshares, Inc.	2,334	149,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
QCR Holdings, Inc.	1,729	$81,955
Regions Financial Corp.	28,349	415,029
Sierra Bancorp	1,334	32,750
Southern National Bancorp of Virginia, Inc.	2,501	44,021
Stonegate Bank	1,566	72,318
SunTrust Banks, Inc.	11,557	655,513
Synovus Financial Corp.	2,857	126,394
TCF Financial Corp.	4,837	77,102
U.S. Bancorp	44,576	2,314,386
UMB Financial Corp.	1,604	120,075
Umpqua Holdings Corp.	11,028	202,474
United Bankshares, Inc.	3,666	143,707
Univest Corp. of Pennsylvania	2,991	89,580
Valley National Bancorp	12,117	143,102
Webster Financial Corp.	1,042	54,413
Wells Fargo & Co.	165,237	9,155,782
West Bancorporation, Inc.	2,387	56,453

Total Banks		39,781,570

Beverages - 2.7%
Brown-Forman Corp. Class A	3,973	195,869
Brown-Forman Corp. Class B	3,782	183,805
Coca-Cola Bottling Co. Consolidated	166	37,993
Coca-Cola Co. (The)	179,538	8,052,279
Constellation Brands, Inc. Class A	2,232	432,405
Dr. Pepper Snapple Group, Inc.	5,307	483,521
Molson Coors Brewing Co. Class B	3,873	334,395
PepsiCo, Inc.	51,559	5,954,549

Total Beverages		15,674,816

Biotechnology - 2.3%
AbbVie, Inc.	84,053	6,094,683
Amgen, Inc.	25,866	4,454,901
Gilead Sciences, Inc.	42,822	3,030,941

Total Biotechnology		13,580,525

Building Products - 0.1%
A.O. Smith Corp.	2,623	147,754
AAON, Inc.	1,350	49,748
Fortune Brands Home & Security, Inc.	2,463	160,686
Lennox International, Inc.	688	126,344
Masco Corp.	5,196	198,539
Owens Corning	2,438	163,151

Total Building Products		846,222

Capital Markets - 2.6%
Ameriprise Financial, Inc.	4,858	618,375
Artisan Partners Asset Management, Inc. Class A	4,042	124,089
Bank of New York Mellon Corp. (The)	20,132	1,027,135
BGC Partners, Inc. Class A	21,411	270,635
BlackRock, Inc.	4,667	1,971,387
CBOE Holdings, Inc.	1,643	150,170
Charles Schwab Corp. (The)	11,817	507,658
CME Group, Inc.	8,122	1,017,199
Cohen & Steers, Inc.	1,674	67,864
Eaton Vance Corp.	3,824	180,952
Evercore Partners, Inc. Class A	1,219	85,940
FactSet Research Systems, Inc.	701	116,492
Federated Investors, Inc. Class B	4,890	138,143
Franklin Resources, Inc.	13,598	609,054
Goldman Sachs Group, Inc. (The)	5,282	1,172,076
Greenhill & Co., Inc.	3,030	60,903
Houlihan Lokey, Inc.	1,999	69,765
Intercontinental Exchange, Inc.	8,193	540,083
Legg Mason, Inc.	3,465	132,224
LPL Financial Holdings, Inc.	3,597	152,729
Manning & Napier, Inc.	2,981	12,967
Moody’s Corp.	3,544	431,234
Morgan Stanley	42,076	1,874,907
MSCI, Inc.	2,206	227,196
Nasdaq, Inc.	4,021	287,461
Northern Trust Corp.	4,989	484,981
Oppenheimer Holdings, Inc. Class A	1,506	24,698
Raymond James Financial, Inc.	2,419	194,052
S&P Global, Inc.	4,029	588,194
SEI Investments Co.	2,648	142,409
Silvercrest Asset Management Group, Inc. Class A	2,027	27,263
State Street Corp.	8,841	793,303
T. Rowe Price Group, Inc.	9,149	678,947
TD Ameritrade Holding Corp.	11,124	478,221
Virtu Financial, Inc. Class A(a)	4,175	73,689
Waddell & Reed Financial, Inc. Class A	8,866	167,390

Total Capital Markets		15,499,785

Chemicals - 2.3%
A. Schulman, Inc.	1,741	55,712
Air Products & Chemicals, Inc.	6,097	872,237
Albemarle Corp.	2,137	225,539
Ashland Global Holdings, Inc.	1,048	69,074
Cabot Corp.	2,268	121,179
Celanese Corp. Series A	3,229	306,561
CF Industries Holdings, Inc.	11,430	319,583
Chemours Co. (The)	1,556	59,004
Dow Chemical Co. (The)	44,067	2,779,306
E.I. du Pont de Nemours & Co.	21,894	1,767,065
Eastman Chemical Co.	5,094	427,845
Ecolab, Inc.	4,159	552,107
FMC Corp.	2,446	178,680
FutureFuel Corp.	3,715	56,059
Huntsman Corp.	8,361	216,048
International Flavors & Fragrances, Inc.	1,965	265,275
Kronos Worldwide, Inc.	7,268	132,423
Monsanto Co.	11,001	1,302,078
Mosaic Co. (The)	15,274	348,705
NewMarket Corp.	241	110,976
Olin Corp.	7,170	217,108
PPG Industries, Inc.	5,257	578,060
Praxair, Inc.	8,499	1,126,542
Rayonier Advanced Materials, Inc.	2,628	41,312
RPM International, Inc.	4,097	223,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
Scotts Miracle-Gro Co. (The)	1,848	$165,322
Sensient Technologies Corp.	1,336	107,588
Sherwin-Williams Co. (The)	1,413	495,907
Valhi, Inc.	18,305	54,549
Westlake Chemical Corp.	2,539	168,107

Total Chemicals		13,343,442

Commercial Services & Supplies - 0.6%
CECO Environmental Corp.	3,412	31,322
Cintas Corp.	1,855	233,804
Covanta Holding Corp.(a)	11,785	155,562
Deluxe Corp.	1,568	108,537
Ennis, Inc.	2,067	39,480
Healthcare Services Group, Inc.	2,757	129,110
HNI Corp.	1,704	67,938
KAR Auction Services, Inc.	5,345	224,330
Mobile Mini, Inc.	2,402	71,700
MSA Safety, Inc.	1,776	144,158
Pitney Bowes, Inc.	11,142	168,244
Republic Services, Inc.	10,430	664,704
Rollins, Inc.	4,607	187,551
RR Donnelley & Sons Co.	3,442	43,163
Waste Management, Inc.	13,285	974,455
West Corp.	4,647	108,368

Total Commercial Services & Supplies		3,352,426

Communications Equipment - 1.3%
Black Box Corp.	2,474	21,153
Brocade Communications Systems, Inc.	9,443	119,076
Cisco Systems, Inc.	215,158	6,734,445
Comtech Telecommunications Corp.	5,111	96,956
Harris Corp.	3,140	342,511
Juniper Networks, Inc.	7,026	195,885
Motorola Solutions, Inc.	4,638	402,300

Total Communications Equipment		7,912,326

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	1,364	50,604
EMCOR Group, Inc.	571	37,332
Fluor Corp.	2,818	129,008
KBR, Inc.	4,631	70,484

Total Construction & Engineering		287,428

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	726	161,593
Vulcan Materials Co.	1,095	138,715

Total Construction Materials		300,308

Consumer Finance - 0.7%
Ally Financial, Inc.	9,517	198,905
American Express Co.	19,074	1,606,794
Capital One Financial Corp.	10,487	866,436
Discover Financial Services	8,082	502,620
Navient Corp.	14,067	234,215
Nelnet, Inc. Class A	789	37,091
Synchrony Financial	14,394	429,229

Total Consumer Finance		3,875,290

Containers & Packaging - 0.6%
AptarGroup, Inc.	1,610	139,844
Avery Dennison Corp.	2,515	222,250
Ball Corp.	3,572	150,774
Bemis Co., Inc.	3,448	159,470
Graphic Packaging Holding Co.	9,305	128,223
Greif, Inc. Class A	2,263	126,230
International Paper Co.	17,572	994,751
Packaging Corp. of America	3,605	401,561
Sealed Air Corp.	3,430	153,527
Sonoco Products Co.	4,309	221,569
WestRock Co.	9,848	557,988

Total Containers & Packaging		3,256,187

Distributors - 0.1%
Genuine Parts Co.	4,741	439,775
Pool Corp.	818	96,172
Weyco Group, Inc.	905	25,232

Total Distributors		561,179

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,274	31,659
H&R Block, Inc.	10,441	322,731
Liberty Tax, Inc.	1,138	14,737
Service Corp. International	5,440	181,968

Total Diversified Consumer Services		551,095

Diversified Financial Services - 0.0%
Leucadia National Corp.	5,525	144,534
Marlin Business Services Corp.	1,490	37,474

Total Diversified Financial Services		182,008

Diversified Telecommunication Services - 4.5%
AT&T, Inc.	372,372	14,049,596
CenturyLink, Inc.(a)	62,470	1,491,784
Cogent Communications Holdings, Inc.	3,062	122,786
Consolidated Communications Holdings, Inc.	4,837	103,850
Frontier Communications Corp.(a)	167,175	193,923
Verizon Communications, Inc.	227,284	10,150,503

Total Diversified Telecommunication Services		26,112,442

Electric Utilities - 3.8%
ALLETE, Inc.	2,705	193,894
Alliant Energy Corp.	9,846	395,514
American Electric Power Co., Inc.	23,051	1,601,353
Avangrid, Inc.	18,712	826,135
Duke Energy Corp.	38,719	3,236,521
Edison International	10,719	838,119
El Paso Electric Co.	2,639	136,436
Entergy Corp.	11,602	890,685
Eversource Energy	13,054	792,508
Exelon Corp.	41,477	1,496,075
FirstEnergy Corp.	24,396	711,387
Great Plains Energy, Inc.	10,531	308,348
Hawaiian Electric Industries, Inc.	5,103	165,235
IDACORP, Inc.	2,256	192,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
NextEra Energy, Inc.	17,895	$2,507,626
OGE Energy Corp.	9,920	345,117
Otter Tail Corp.	3,129	123,908
PG&E Corp.	20,260	1,344,656
Pinnacle West Capital Corp.	4,885	416,007
PNM Resources, Inc.	3,987	152,503
Portland General Electric Co.	3,385	154,661
PPL Corp.	37,216	1,438,771
Southern Co. (The)	56,760	2,717,669
Westar Energy, Inc.	4,996	264,888
Xcel Energy, Inc.	20,692	949,349

Total Electric Utilities		22,199,915

Electrical Equipment - 0.4%
AMETEK, Inc.	2,301	139,372
Emerson Electric Co.	26,450	1,576,949
General Cable Corp.	2,943	48,118
Hubbell, Inc.	1,899	214,910
Rockwell Automation, Inc.	3,612	584,999

Total Electrical Equipment		2,564,348

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	3,831	282,804
Avnet, Inc.	2,462	95,723
AVX Corp.	8,056	131,635
CDW Corp.	2,422	151,448
Cognex Corp.	716	60,788
Corning, Inc.	26,534	797,347
CTS Corp.	1,693	36,569
Daktronics, Inc.	3,063	29,497
FLIR Systems, Inc.	3,208	111,189
Jabil, Inc.	4,295	125,371
National Instruments Corp.	5,469	219,963
Park Electrochemical Corp.	1,520	27,998

Total Electronic Equipment, Instruments & Components		2,070,332

Energy Equipment & Services - 0.2%
Archrock, Inc.	3,378	38,509
Baker Hughes, Inc.	5,535	301,713
Gulf Island Fabrication, Inc.	2,681	31,100
Halliburton Co.	14,467	617,885
Helmerich & Payne, Inc.(a)	4,666	253,550
National Oilwell Varco, Inc.	3,301	108,735
Oceaneering International, Inc.	4,108	93,827

Total Energy Equipment & Services		1,445,319

Equity Real Estate Investment Trusts (REITs) - 8.0%
Acadia Realty Trust	4,005	111,339
Agree Realty Corp.	2,107	96,648
Alexander’s, Inc.	239	100,729
Alexandria Real Estate Equities, Inc.	2,736	329,606
American Assets Trust, Inc.	2,168	85,398
American Campus Communities, Inc.	5,705	269,847
American Homes 4 Rent Class A	3,904	88,113
American Tower Corp.	11,139	1,473,913
Apartment Investment & Management Co. Class A	6,051	260,011
Apple Hospitality REIT, Inc.	17,094	319,829
Armada Hoffler Properties, Inc.	4,869	63,054
Ashford Hospitality Prime, Inc.	5,058	52,047
Ashford Hospitality Trust, Inc.	11,038	67,111
AvalonBay Communities, Inc.	5,276	1,013,889
Boston Properties, Inc.	3,787	465,877
Brandywine Realty Trust	9,378	164,396
Brixmor Property Group, Inc.	15,891	284,131
Camden Property Trust	3,975	339,902
Care Capital Properties, Inc.	9,275	247,643
CBL & Associates Properties, Inc.(a)	18,332	154,539
Cedar Realty Trust, Inc.	10,901	52,870
Chesapeake Lodging Trust	5,454	133,459
Colony NorthStar, Inc. Class A	33,522	472,325
Colony Starwood Homes	4,314	148,013
Columbia Property Trust, Inc.	9,685	216,750
CoreCivic, Inc.	12,833	353,934
CorEnergy Infrastructure Trust, Inc.	2,451	82,329
CoreSite Realty Corp.	1,332	137,902
Corporate Office Properties Trust	5,781	202,508
Cousins Properties, Inc.	19,761	173,699
Crown Castle International Corp.	19,352	1,938,683
CubeSmart	7,587	182,392
CyrusOne, Inc.	3,768	210,066
DCT Industrial Trust, Inc.	3,533	188,804
DDR Corp.	22,676	205,671
DiamondRock Hospitality Co.	10,654	116,661
Digital Realty Trust, Inc.	7,488	845,770
Douglas Emmett, Inc.	5,453	208,359
Duke Realty Corp.	13,543	378,527
DuPont Fabros Technology, Inc.	4,705	287,758
EastGroup Properties, Inc.	2,109	176,734
Education Realty Trust, Inc.	3,954	153,218
EPR Properties	4,407	316,731
Equinix, Inc.	1,744	748,455
Equity LifeStyle Properties, Inc.	2,860	246,932
Equity Residential	14,277	939,855
Essex Property Trust, Inc.	2,293	589,920
Extra Space Storage, Inc.	6,385	498,030
Farmland Partners, Inc.(a)	4,855	43,404
Federal Realty Investment Trust	2,337	295,373
FelCor Lodging Trust, Inc.	7,529	54,284
First Industrial Realty Trust, Inc.	4,619	132,196
Forest City Realty Trust, Inc. Class A	4,515	109,128
Gaming and Leisure Properties, Inc.	19,885	749,068
GEO Group, Inc. (The)	10,179	300,993
Getty Realty Corp.	3,710	93,121
GGP, Inc.	39,339	926,827
Gladstone Commercial Corp.	4,833	105,311
Global Net Lease, Inc.	6,957	154,724
Government Properties Income Trust(a)	7,931	145,217
Gramercy Property Trust	10,233	304,022
HCP, Inc.	28,646	915,526
Healthcare Realty Trust, Inc.	5,709	194,962
Healthcare Trust of America, Inc. Class A	7,349	228,627
Highwoods Properties, Inc.	4,497	228,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
Hospitality Properties Trust	13,697	$399,268
Host Hotels & Resorts, Inc.	37,303	681,526
Hudson Pacific Properties, Inc.	4,165	142,401
Iron Mountain, Inc.	20,240	695,446
Kilroy Realty Corp.	2,589	194,563
Kimco Realty Corp.	21,785	399,755
Kite Realty Group Trust	6,018	113,921
Lamar Advertising Co. Class A	4,789	352,327
LaSalle Hotel Properties	8,133	242,363
Lexington Realty Trust	20,454	202,699
Liberty Property Trust	9,109	370,827
Life Storage, Inc.	3,239	240,010
LTC Properties, Inc.	3,009	154,633
Macerich Co. (The)	7,959	462,100
Mack-Cali Realty Corp.	4,313	117,055
Medical Properties Trust, Inc.	29,116	374,723
Mid-America Apartment Communities, Inc.	3,589	378,209
Monogram Residential Trust, Inc.	8,132	78,962
National Health Investors, Inc.	2,601	205,999
National Retail Properties, Inc.	7,454	291,451
NexPoint Residential Trust, Inc.	1,961	48,809
Omega Healthcare Investors, Inc.	18,762	619,521
Outfront Media, Inc.	9,895	228,772
Paramount Group, Inc.	8,227	131,632
Pebblebrook Hotel Trust(a)	4,712	151,915
Pennsylvania Real Estate Investment Trust	5,395	61,071
Physicians Realty Trust	8,718	175,581
Piedmont Office Realty Trust, Inc. Class A	8,007	168,788
Potlatch Corp.	2,663	121,699
Prologis, Inc.	21,117	1,238,301
PS Business Parks, Inc.	1,274	168,665
Public Storage	7,661	1,597,548
QTS Realty Trust, Inc. Class A	1,987	103,980
Ramco-Gershenson Properties Trust	6,061	78,187
Rayonier, Inc.	5,823	167,528
Realty Income Corp.	13,724	757,290
Regency Centers Corp.	6,683	418,623
Retail Opportunity Investments Corp.	6,088	116,829
Retail Properties of America, Inc. Class A	13,796	168,449
RLJ Lodging Trust	9,085	180,519
Ryman Hospitality Properties, Inc.	3,050	195,231
Sabra Health Care REIT, Inc.	5,741	138,358
Select Income REIT	9,414	226,218
Senior Housing Properties Trust	24,629	503,417
Simon Property Group, Inc.	14,089	2,279,037
SL Green Realty Corp.	3,269	345,860
Spirit Realty Capital, Inc.	38,165	282,803
STAG Industrial, Inc.	6,509	179,648
STORE Capital Corp.	9,343	209,750
Summit Hotel Properties, Inc.	6,255	116,656
Sun Communities, Inc.	3,283	287,886
Tanger Factory Outlet Centers, Inc.	4,586	119,144
Taubman Centers, Inc.	2,488	148,160
UDR, Inc.	11,329	441,491
UMH Properties, Inc.	5,149	87,790
Uniti Group, Inc.	18,937	476,076
Urban Edge Properties	5,340	126,718
Ventas, Inc.	20,280	1,409,054
VEREIT, Inc.	78,579	639,633
Vornado Realty Trust	5,666	532,037
W.P. Carey, Inc.	8,555	564,716
Washington Prime Group, Inc.	22,276	186,450
Washington Real Estate Investment Trust	4,874	155,481
Weingarten Realty Investors	6,580	198,058
Welltower, Inc.	22,995	1,721,176
Weyerhaeuser Co.	34,964	1,171,294
Xenia Hotels & Resorts, Inc.	8,422	163,134

Total Equity Real Estate Investment Trusts (REITs)		46,882,424

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	472	50,556
Costco Wholesale Corp.	6,068	970,455
CVS Health Corp.	28,513	2,294,156
Kroger Co. (The)	16,143	376,455
SpartanNash Co.	1,289	33,462
Sysco Corp.	16,464	828,633
Village Super Market, Inc. Class A	948	24,572
Wal-Mart Stores, Inc.	109,058	8,253,510
Walgreens Boots Alliance, Inc.	23,143	1,812,328
Whole Foods Market, Inc.	7,250	305,298

Total Food & Staples Retailing		14,949,425

Food Products - 2.0%
Alico, Inc.	977	30,580
Archer-Daniels-Midland Co.	18,454	763,626
B&G Foods, Inc.(a)	3,008	107,085
Campbell Soup Co.	9,009	469,819
Conagra Brands, Inc.	14,105	504,395
Flowers Foods, Inc.	8,965	155,184
General Mills, Inc.	22,017	1,219,742
Hershey Co. (The)	4,613	495,298
Hormel Foods Corp.	12,987	442,987
Ingredion, Inc.	1,634	194,789
J.M. Smucker Co. (The)	3,319	392,737
Kellogg Co.	12,260	851,580
Kraft Heinz Co. (The)	43,616	3,735,274
Lancaster Colony Corp.	825	101,161
McCormick & Co., Inc. Non-Voting Shares	2,918	284,534
Mondelez International, Inc. Class A	34,532	1,491,437
Pinnacle Foods, Inc.	3,877	230,294
Snyder’s-Lance, Inc.	2,642	91,466
Tyson Foods, Inc. Class A	5,204	325,927

Total Food Products		11,887,915

Gas Utilities - 0.3%
Atmos Energy Corp.	3,451	286,260
Chesapeake Utilities Corp.	523	39,199
Delta Natural Gas Co., Inc.	976	29,739
National Fuel Gas Co.	3,115	173,941
New Jersey Resources Corp.	2,518	99,965
Northwest Natural Gas Co.	2,112	126,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
ONE Gas, Inc.	1,762	$123,005
South Jersey Industries, Inc.	4,104	140,234
Southwest Gas Holdings, Inc.	1,087	79,416
Spire, Inc.	2,304	160,704
UGI Corp.	5,053	244,616
WGL Holdings, Inc.	2,272	189,553

Total Gas Utilities		1,693,035

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	53,041	2,578,323
Baxter International, Inc.	7,840	474,633
Becton, Dickinson and Co.	4,607	898,872
C.R. Bard, Inc.	560	177,022
CONMED Corp.	2,340	119,200
Cooper Cos., Inc. (The)	159	38,068
Danaher Corp.	5,658	477,479
ResMed, Inc.	4,125	321,214
Stryker Corp.	6,089	845,031
Teleflex, Inc.	731	151,872
Zimmer Biomet Holdings, Inc.	2,340	300,456

Total Health Care Equipment & Supplies		6,382,170

Health Care Providers & Services - 1.3%
Aetna, Inc.	3,371	511,819
AmerisourceBergen Corp.	5,069	479,173
Anthem, Inc.	5,609	1,055,221
Cardinal Health, Inc.	9,713	756,837
Chemed Corp.	204	41,724
Cigna Corp.	212	35,487
HealthSouth Corp.	3,135	151,734
Humana, Inc.	1,138	273,826
Landauer, Inc.	685	35,825
McKesson Corp.	2,170	357,052
National HealthCare Corp.	1,080	75,751
Patterson Cos., Inc.	3,576	167,893
Quest Diagnostics, Inc.	3,436	381,946
UnitedHealth Group, Inc.	18,275	3,388,550

Total Health Care Providers & Services		7,712,838

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,840	60,352

Hotels, Restaurants & Leisure - 2.6%
Aramark	3,649	149,536
Bob Evans Farms, Inc.	1,239	88,997
Brinker International, Inc.	1,893	72,123
Cheesecake Factory, Inc. (The)	1,043	52,463
Choice Hotels International, Inc.	1,301	83,589
Churchill Downs, Inc.	281	51,507
Cracker Barrel Old Country Store, Inc.(a)	839	140,323
Darden Restaurants, Inc.	4,562	412,587
Domino’s Pizza, Inc.	634	134,110
Dunkin’ Brands Group, Inc.	2,620	144,415
Hilton Worldwide Holdings, Inc.	4,772	295,148
ILG, Inc.	5,462	150,151
Las Vegas Sands Corp.	51,907	3,316,338
Marriott International, Inc. Class A	7,200	722,232
McDonald’s Corp.	31,945	4,892,696
Six Flags Entertainment Corp.	4,633	276,173
Starbucks Corp.	30,494	1,778,105
Texas Roadhouse, Inc.	2,232	113,721
Vail Resorts, Inc.	992	201,207
Wendy’s Co. (The)	7,653	118,698
Wyndham Worldwide Corp.	3,534	354,849
Wynn Resorts Ltd.	2,673	358,503
Yum! Brands, Inc.	14,331	1,057,055

Total Hotels, Restaurants & Leisure		14,964,526

Household Durables - 0.4%
CSS Industries, Inc.	1,047	27,389
D.R. Horton, Inc.	6,694	231,412
Ethan Allen Interiors, Inc.	1,394	45,026
Leggett & Platt, Inc.	5,048	265,171
Lifetime Brands, Inc.	1,867	33,886
MDC Holdings, Inc.	3,608	127,471
Newell Brands, Inc.	9,950	533,519
PulteGroup, Inc.	7,849	192,536
Tupperware Brands Corp.	2,955	207,530
Whirlpool Corp.	2,158	413,516

Total Household Durables		2,077,456

Household Products - 2.4%
Church & Dwight Co., Inc.	5,470	283,784
Clorox Co. (The)	4,302	573,198
Colgate-Palmolive Co.	26,407	1,957,551
Energizer Holdings, Inc.	1,869	89,749
Kimberly-Clark Corp.	13,988	1,805,991
Oil-Dri Corp. of America	685	28,777
Procter & Gamble Co. (The)	105,684	9,210,361
Spectrum Brands Holdings, Inc.	1,003	125,415

Total Household Products		14,074,826

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	31,012	344,543
NRG Energy, Inc.	5,081	87,495
Pattern Energy Group, Inc.	9,452	225,336

Total Independent Power & Renewable Electricity Producers		657,374

Industrial Conglomerates - 2.7%
3M Co.	18,350	3,820,286
Carlisle Cos., Inc.	1,096	104,558
General Electric Co.	318,769	8,609,951
Honeywell International, Inc.	21,320	2,841,743
Roper Technologies, Inc.	994	230,141

Total Industrial Conglomerates		15,606,679

Insurance - 2.7%
Aflac, Inc.	13,317	1,034,465
Allstate Corp. (The)	8,364	739,712
American Financial Group, Inc.	1,747	173,599
American International Group, Inc.	25,601	1,600,575
AmTrust Financial Services, Inc.(a)	5,667	85,798
Arthur J. Gallagher & Co.	6,773	387,754
Assurant, Inc.	1,777	184,257
Brown & Brown, Inc.	2,765	119,089
Cincinnati Financial Corp.	5,281	382,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
CNA Financial Corp.	9,435	$459,956
CNO Financial Group, Inc.	4,392	91,705
Donegal Group, Inc. Class A	4,010	63,759
EMC Insurance Group, Inc.	1,160	32,225
Erie Indemnity Co. Class A	1,548	193,608
FBL Financial Group, Inc. Class A	712	43,788
First American Financial Corp.	5,181	231,539
FNF Group	9,972	447,045
Hanover Insurance Group, Inc. (The)	1,429	126,652
Hartford Financial Services Group, Inc. (The)	8,933	469,608
Lincoln National Corp.	5,100	344,658
Marsh & McLennan Cos., Inc.	12,485	973,331
Mercury General Corp.	3,424	184,896
MetLife, Inc.	38,861	2,135,023
Old Republic International Corp.	13,649	266,565
Principal Financial Group, Inc.	10,206	653,898
ProAssurance Corp.	1,975	120,080
Progressive Corp. (The)	18,400	811,256
Prudential Financial, Inc.	14,066	1,521,097
Reinsurance Group of America, Inc.	1,540	197,721
State Auto Financial Corp.	2,870	73,845
Torchmark Corp.	1,459	111,614
Travelers Cos., Inc. (The)	7,754	981,114
Universal Insurance Holdings, Inc.	1,897	47,804
Unum Group	6,238	290,878
W.R. Berkley Corp.	1,467	101,472

Total Insurance		15,682,995

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,499	223,276
HSN, Inc.	2,701	86,162
Nutrisystem, Inc.	1,843	95,928
PetMed Express, Inc.	1,225	49,735

Total Internet & Catalog Retail		455,101

Internet Software & Services - 0.0%
j2 Global, Inc.	1,415	120,402
Reis, Inc.	1,022	21,718

Total Internet Software & Services		142,120

IT Services - 2.3%
Alliance Data Systems Corp.	650	166,848
Automatic Data Processing, Inc.	12,970	1,328,906
Booz Allen Hamilton Holding Corp.	3,608	117,404
Broadridge Financial Solutions, Inc.	3,156	238,467
Convergys Corp.	2,151	51,151
CSG Systems International, Inc.	962	39,038
DST Systems, Inc.	1,166	71,942
DXC Technology Co.	1,960	150,371
Fidelity National Information Services, Inc.	5,704	487,122
International Business Machines Corp.	39,396	6,060,287
Jack Henry & Associates, Inc.	1,647	171,074
Leidos Holdings, Inc.	4,665	241,134
MasterCard, Inc. Class A	9,457	1,148,553
Paychex, Inc.	14,613	832,064
Sabre Corp.	6,923	150,714
Science Applications International Corp.	1,007	69,906
Total System Services, Inc.	2,251	131,121
Visa, Inc. Class A	18,906	1,773,005
Western Union Co. (The)	17,229	328,212

Total IT Services		13,557,319

Leisure Products - 0.2%
Brunswick Corp.	1,734	108,774
Escalade, Inc.	1,993	26,108
Hasbro, Inc.	3,974	443,141
Mattel, Inc.	21,659	466,318
Polaris Industries, Inc.(a)	2,064	190,363

Total Leisure Products		1,234,704

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,965	294,474
Bio-Techne Corp.	818	96,115
Thermo Fisher Scientific, Inc.	2,069	360,979

Total Life Sciences Tools & Services		751,568

Machinery - 1.8%
Alamo Group, Inc.	656	59,571
Albany International Corp. Class A	811	43,307
Allison Transmission Holdings, Inc.	4,085	153,228
Caterpillar, Inc.	23,391	2,513,597
CIRCOR International, Inc.	492	29,215
Crane Co.	1,804	143,202
Cummins, Inc.	6,104	990,191
Deere & Co.	9,225	1,140,118
Donaldson Co., Inc.	3,412	155,383
Dover Corp.	4,345	348,556
Eastern Co. (The)	1,383	41,559
EnPro Industries, Inc.	705	50,316
ESCO Technologies, Inc.	770	45,931
Flowserve Corp.	2,616	121,461
Fortive Corp.	2,347	148,682
Graco, Inc.	1,279	139,769
Greenbrier Cos., Inc. (The)	918	42,458
Hardinge, Inc.	2,510	31,174
IDEX Corp.	1,731	195,620
Illinois Tool Works, Inc.	9,059	1,297,702
Kennametal, Inc.	2,457	91,941
Lincoln Electric Holdings, Inc.	1,882	173,313
Miller Industries, Inc.	2,197	54,595
Nordson Corp.	1,178	142,915
Oshkosh Corp.	1,414	97,396
PACCAR, Inc.	6,482	428,071
Parker-Hannifin Corp.	3,063	489,529
Snap-on, Inc.	1,129	178,382
Stanley Black & Decker, Inc.	3,644	512,820
Supreme Industries, Inc. Class A	1,627	26,764
Timken Co. (The)	3,030	140,138
Toro Co. (The)	2,312	160,199
Trinity Industries, Inc.	3,402	95,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
Xylem, Inc.	2,987	$165,569

Total Machinery		10,448,030

Media - 2.2%
CBS Corp. Class A	1,427	92,484
CBS Corp. Class B Non-Voting Shares	4,818	307,292
Cinemark Holdings, Inc.	3,876	150,583
Comcast Corp. Class A	93,852	3,652,720
Entravision Communications Corp. Class A	4,434	29,264
Gannett Co., Inc.	17,379	151,545
Interpublic Group of Cos., Inc. (The)	12,453	306,344
John Wiley & Sons, Inc. Class A	1,720	90,730
Meredith Corp.	2,212	131,503
National CineMedia, Inc.	6,809	50,523
New Media Investment Group, Inc.	6,736	90,801
News Corp. Class A	12,998	178,073
Omnicom Group, Inc.	7,988	662,205
Regal Entertainment Group Class A	6,686	136,796
Scripps Networks Interactive, Inc. Class A	1,746	119,269
Sinclair Broadcast Group, Inc. Class A	1,917	63,069
Sirius XM Holdings, Inc.(a)	53,523	292,771
TEGNA, Inc.	6,931	99,876
Time Warner, Inc.	16,072	1,613,790
Time, Inc.	5,772	82,828
Tribune Media Co. Class A	3,888	158,514
Twenty-First Century Fox, Inc. Class A	14,424	408,776
Twenty-First Century Fox, Inc. Class B	15,822	440,959
Viacom, Inc. Class B	10,188	342,011
Walt Disney Co. (The)	29,434	3,127,362
World Wrestling Entertainment, Inc. Class A(a)	1,331	27,112

Total Media		12,807,200

Metals & Mining - 0.2%
Commercial Metals Co.	4,420	85,881
Compass Minerals International, Inc.	1,877	122,568
Newmont Mining Corp.	4,308	139,536
Nucor Corp.	9,532	551,617
Reliance Steel & Aluminum Co.	2,336	170,084
Steel Dynamics, Inc.	5,493	196,704
United States Steel Corp.(a)	1,536	34,007
Worthington Industries, Inc.	1,822	91,501

Total Metals & Mining		1,391,898

Multi-Utilities - 1.7%
Ameren Corp.	10,839	592,568
Black Hills Corp.	2,568	173,263
CenterPoint Energy, Inc.	22,733	622,430
CMS Energy Corp.	9,891	457,459
Consolidated Edison, Inc.	13,721	1,108,931
Dominion Energy, Inc.	28,550	2,187,787
DTE Energy Co.	7,362	778,826
MDU Resources Group, Inc.	7,370	193,094
NiSource, Inc.	12,293	311,750
NorthWestern Corp.	2,557	156,028
Public Service Enterprise Group, Inc.	23,337	1,003,724
SCANA Corp.	5,997	401,859
Sempra Energy	9,124	1,028,731
Vectren Corp.	3,587	209,624
WEC Energy Group, Inc.	13,418	823,597

Total Multi-Utilities		10,049,671

Multiline Retail - 0.4%
Big Lots, Inc.	1,148	55,449
Dollar General Corp.	4,401	317,268
Kohl’s Corp.	7,666	296,444
Macy’s, Inc.	15,143	351,923
Nordstrom, Inc.(a)	5,132	245,464
Target Corp.	22,484	1,175,688

Total Multiline Retail		2,442,236

Oil, Gas & Consumable Fuels - 6.3%
Alon USA Energy, Inc.	5,897	78,548
Anadarko Petroleum Corp.	2,145	97,254
Apache Corp.	6,956	333,401
Cabot Oil & Gas Corp.	1,501	37,645
Chevron Corp.	87,345	9,112,704
Cimarex Energy Co.	367	34,502
ConocoPhillips	30,097	1,323,064
CVR Energy, Inc.(a)	9,186	199,887
Delek U.S. Holdings, Inc.	2,265	59,887
Devon Energy Corp.	3,559	113,781
EOG Resources, Inc.	4,474	404,987
Evolution Petroleum Corp.	4,567	36,993
Exxon Mobil Corp.	172,953	13,962,496
Hess Corp.	6,154	269,976
HollyFrontier Corp.	8,928	245,252
Kinder Morgan, Inc.	65,883	1,262,318
Marathon Oil Corp.	11,291	133,798
Marathon Petroleum Corp.	18,908	989,456
Murphy Oil Corp.	6,547	167,800
Noble Energy, Inc.	5,384	152,367
Occidental Petroleum Corp.	41,229	2,468,380
ONEOK, Inc.	11,576	603,804
Panhandle Oil and Gas, Inc. Class A	1,533	35,412
PBF Energy, Inc. Class A(a)	5,467	121,695
Phillips 66	19,170	1,585,167
Range Resources Corp.	1,010	23,402
SemGroup Corp. Class A	3,949	106,623
Targa Resources Corp.	15,050	680,260
Tesoro Corp.	5,401	505,534
Valero Energy Corp.	19,604	1,322,486
Williams Cos., Inc. (The)	24,969	756,061

Total Oil, Gas & Consumable Fuels		37,224,940

Paper & Forest Products - 0.1%
Deltic Timber Corp.	359	26,803
Domtar Corp.	3,222	123,789
KapStone Paper and Packaging Corp.	3,341	68,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
Schweitzer-Mauduit International, Inc.	1,940	$72,226

Total Paper & Forest Products		291,743

Personal Products - 0.1%
Coty, Inc. Class A	13,531	253,842
Estee Lauder Cos., Inc. (The) Class A	4,724	453,409
Nu Skin Enterprises, Inc. Class A	1,931	121,344

Total Personal Products		828,595

Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	55,875	3,113,355
Eli Lilly & Co.	40,794	3,357,346
Johnson & Johnson	96,125	12,716,376
Merck & Co., Inc.	105,036	6,731,757
Pfizer, Inc.	286,249	9,615,104
Zoetis, Inc.	4,857	302,980

Total Pharmaceuticals		35,836,918

Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	728	78,733
Equifax, Inc.	1,757	241,447
Exponent, Inc.	537	31,307
ManpowerGroup, Inc.	1,879	209,791
Robert Half International, Inc.	3,501	167,803

Total Professional Services		729,081

Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co.	584	33,259
Kennedy-Wilson Holdings, Inc.	4,883	93,021

Total Real Estate Management & Development		126,280

Road & Rail - 0.9%
Celadon Group, Inc.(a)	2,306	7,264
CSX Corp.	22,691	1,238,021
JB Hunt Transport Services, Inc.	1,676	153,153
Kansas City Southern	2,144	224,369
Norfolk Southern Corp.	7,711	938,429
Ryder System, Inc.	1,806	129,996
Union Pacific Corp.	23,256	2,532,811

Total Road & Rail		5,224,043

Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	10,509	817,600
Applied Materials, Inc.	17,303	714,787
Brooks Automation, Inc.	4,049	87,823
Cohu, Inc.	2,857	44,969
Cypress Semiconductor Corp.	16,363	223,355
Intel Corp.	170,568	5,754,964
KLA-Tencor Corp.	5,435	497,357
Lam Research Corp.	3,429	484,964
Maxim Integrated Products, Inc.	11,813	530,404
Microchip Technology, Inc.	6,450	497,811
NVIDIA Corp.	4,263	616,259
QUALCOMM, Inc.	57,977	3,201,490
Skyworks Solutions, Inc.	3,400	326,230
Teradyne, Inc.	3,557	106,817
Texas Instruments, Inc.	33,925	2,609,850
Xilinx, Inc.	7,497	482,207

Total Semiconductors & Semiconductor Equipment		16,996,887

Software - 3.8%
Activision Blizzard, Inc.	6,648	382,725
American Software, Inc. Class A	4,247	43,702
CA, Inc.	17,028	586,955
CDK Global, Inc.	1,329	82,478
Ebix, Inc.	504	27,166
Intuit, Inc.	3,846	510,787
Microsoft Corp.	242,169	16,692,709
Oracle Corp.	76,001	3,810,690
QAD, Inc. Class A	1,075	34,454
SS&C Technologies Holdings, Inc.	2,367	90,917
Symantec Corp.	9,681	273,488

Total Software		22,536,071

Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	4,896	60,906
American Eagle Outfitters, Inc.	7,051	84,965
Barnes & Noble, Inc.	4,698	35,705
Bed Bath & Beyond, Inc.	2,252	68,461
Best Buy Co., Inc.	9,146	524,340
Buckle, Inc. (The)(a)	3,080	54,824
Cato Corp. (The) Class A	1,656	29,129
Chico’s FAS, Inc.	4,045	38,104
Children’s Place, Inc. (The)	261	26,648
Citi Trends, Inc.	1,163	24,679
Dick’s Sporting Goods, Inc.	1,264	50,345
DSW, Inc. Class A	3,309	58,569
Foot Locker, Inc.	2,433	119,898
GameStop Corp. Class A	7,434	160,649
Gap, Inc. (The)	17,313	380,713
Guess?, Inc.	7,975	101,920
Home Depot, Inc. (The)	31,280	4,798,352
L Brands, Inc.	11,271	607,394
Lowe’s Cos., Inc.	20,011	1,551,453
Penske Automotive Group, Inc.	2,220	97,480
Pier 1 Imports, Inc.	4,514	23,428
Ross Stores, Inc.	4,044	233,460
Stage Stores, Inc.	3,010	6,261
Staples, Inc.	39,289	395,640
Stein Mart, Inc.(a)	3,412	5,766
Tailored Brands, Inc.(a)	1,841	20,546
Tiffany & Co.	3,271	307,049
TJX Cos., Inc. (The)	10,616	766,157
Tractor Supply Co.	2,130	115,467
Williams-Sonoma, Inc.	2,909	141,086

Total Specialty Retail		10,889,394

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	132,224	19,042,900
Diebold Nixdorf, Inc.	2,321	64,988
Hewlett Packard Enterprise Co.	21,769	361,148
HP, Inc.	71,202	1,244,611
NetApp, Inc.	7,064	282,913
Western Digital Corp.	10,381	919,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2017

Investments	Shares	Value
Xerox Corp.	10,306	$296,091

Total Technology Hardware, Storage & Peripherals		22,212,408

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	697	61,998
Coach, Inc.	11,458	542,422
Columbia Sportswear Co.	1,646	95,567
Culp, Inc.	789	25,642
Hanesbrands, Inc.	9,054	209,691
NIKE, Inc. Class B	22,615	1,334,285
Ralph Lauren Corp.	1,364	100,663
VF Corp.	14,792	852,019
Wolverine World Wide, Inc.	1,512	42,351

Total Textiles, Apparel & Luxury Goods		3,264,638

Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	3,840	57,293
Capitol Federal Financial, Inc.	4,296	61,046
Dime Community Bancshares, Inc.	2,039	39,964
First Defiance Financial Corp.	612	32,240
New York Community Bancorp, Inc.	23,109	303,421
Northwest Bancshares, Inc.	5,093	79,502
OceanFirst Financial Corp.	3,473	94,188
Provident Financial Services, Inc.	4,517	114,642
Riverview Bancorp, Inc.	5,522	36,666
Territorial Bancorp, Inc.	2,775	86,552
TFS Financial Corp.	8,905	137,760
Washington Federal, Inc.	3,642	120,915
Western New England Bancorp, Inc.	3,079	31,252

Total Thrifts & Mortgage Finance		1,195,441

Tobacco - 3.6%
Altria Group, Inc.	88,662	6,602,659
Philip Morris International, Inc.	88,860	10,436,607
Reynolds American, Inc.	58,552	3,808,222
Universal Corp.	1,609	104,103
Vector Group Ltd.	12,063	257,183

Total Tobacco		21,208,774

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,787	382,498
GATX Corp.(a)	1,629	104,696
H&E Equipment Services, Inc.	2,796	57,066
MSC Industrial Direct Co., Inc. Class A	1,210	104,012
W.W. Grainger, Inc.	1,477	266,643
Watsco, Inc.	946	145,873

Total Trading Companies & Distributors		1,060,788

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	7,335	575,064

Water Utilities - 0.1%
American Water Works Co., Inc.	4,640	361,688
Aqua America, Inc.	6,637	221,012

Total Water Utilities		582,700

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,072	85,248

TOTAL COMMON STOCKS (Cost: $470,638,833)		585,967,851

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $2,628,814)(c)	2,628,814	2,628,814

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $473,267,647)		588,596,665
Liabilities in Excess of Cash and Other Assets - (0.3)%		(1,777,506)

NET ASSETS - 100.0%		$586,819,159

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,016,085 and the total market value of the collateral held by the Fund was $4,120,494. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,491,680.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.1%

Banks - 0.1%
First BanCorp*	5,413	$31,341

United States - 99.8%
Aerospace & Defense - 2.6%
Boeing Co. (The)	1,554	307,303
BWX Technologies, Inc.	397	19,354
Cubic Corp.	92	4,260
Curtiss-Wright Corp.	113	10,371
Esterline Technologies Corp.*	26	2,465
General Dynamics Corp.	955	189,185
HEICO Corp.	76	5,460
Hexcel Corp.	188	9,925
Huntington Ingalls Industries, Inc.	172	32,019
L3 Technologies, Inc.	269	44,944
Lockheed Martin Corp.	973	270,115
Moog, Inc. Class A*	84	6,024
Northrop Grumman Corp.	653	167,632
Orbital ATK, Inc.	245	24,098
Raytheon Co.	1,067	172,299
Rockwell Collins, Inc.	384	40,351
Spirit AeroSystems Holdings, Inc. Class A	766	44,382
Teledyne Technologies, Inc.*	88	11,233
Textron, Inc.	712	33,535
TransDigm Group, Inc.	57	15,326
United Technologies Corp.	1,919	234,329
Wesco Aircraft Holdings, Inc.*	196	2,127

Total Aerospace & Defense		1,646,737

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	367	25,205
Expeditors International of Washington, Inc.	469	26,489
FedEx Corp.	636	138,222
Forward Air Corp.	71	3,783
Hub Group, Inc. Class A*	91	3,490
United Parcel Service, Inc. Class B	2,390	264,310

Total Air Freight & Logistics		461,499

Airlines - 1.6%
Alaska Air Group, Inc.	503	45,149
Allegiant Travel Co.	66	8,949
American Airlines Group, Inc.	6,106	307,254
Delta Air Lines, Inc.	4,735	254,459
Hawaiian Holdings, Inc.*	327	15,353
JetBlue Airways Corp.*	1,702	38,857
Southwest Airlines Co.	2,237	139,007
Spirit Airlines, Inc.*	290	14,978
United Continental Holdings, Inc.*	2,603	195,876

Total Airlines		1,019,882

Auto Components - 0.4%
BorgWarner, Inc.	787	33,337
Cooper Tire & Rubber Co.	252	9,097
Dana, Inc.	620	13,845
Dorman Products, Inc.*	92	7,615
Gentex Corp.	1,071	20,317
Goodyear Tire & Rubber Co. (The)	2,069	72,332
LCI Industries	82	8,397
Lear Corp.	244	34,667
Standard Motor Products, Inc.	120	6,266
Superior Industries International, Inc.	203	4,172
Tenneco, Inc.	307	17,754
Tower International, Inc.	586	13,156

Total Auto Components		240,955

Automobiles - 1.7%
Ford Motor Co.	30,663	343,119
General Motors Co.	19,995	698,425
Harley-Davidson, Inc.	283	15,288
Thor Industries, Inc.	138	14,424
Winnebago Industries, Inc.	352	12,320

Total Automobiles		1,083,576

Banks - 9.8%
1st Source Corp.	98	4,698
Associated Banc-Corp.	450	11,340
BancFirst Corp.	47	4,540
BancorpSouth, Inc.	273	8,327
Bank of America Corp.	40,090	972,583
Bank of Hawaii Corp.	139	11,533
Bank of the Ozarks, Inc.	129	6,046
BankUnited, Inc.	185	6,236
Banner Corp.	69	3,899
BB&T Corp.	2,420	109,892
BOK Financial Corp.	230	19,350
Camden National Corp.	104	4,463
Canadian Imperial Bank of Commerce(a)	1	70
Cathay General Bancorp	247	9,374
Central Pacific Financial Corp.	308	9,693
Chemical Financial Corp.	87	4,212
Citigroup, Inc.	12,834	858,338
Citizens Financial Group, Inc.	1,592	56,803
City Holding Co.	68	4,479
CoBiz Financial, Inc.	307	5,342
Columbia Banking System, Inc.	169	6,735
Comerica, Inc.	1,071	78,440
Commerce Bancshares, Inc.	308	17,504
Community Bank System, Inc.	103	5,744
Cullen/Frost Bankers, Inc.	107	10,048
Customers Bancorp, Inc.*	101	2,856
CVB Financial Corp.	260	5,832
East West Bancorp, Inc.	457	26,771
Fifth Third Bancorp	3,606	93,612
First Citizens BancShares, Inc. Class A	26	9,690
First Commonwealth Financial Corp.	757	9,599
First Financial Bancorp	232	6,426
First Financial Bankshares, Inc.(a)	157	6,939
First Horizon National Corp.	1,026	17,873
First Interstate BancSystem, Inc. Class A	143	5,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
First Merchants Corp.	164	$6,583
First Midwest Bancorp, Inc.	405	9,441
First Republic Bank	405	40,541
Flushing Financial Corp.	143	4,031
Fulton Financial Corp.	692	13,148
Glacier Bancorp, Inc.	159	5,821
Great Southern Bancorp, Inc.	82	4,387
Hancock Holding Co.	98	4,802
Hanmi Financial Corp.	247	7,027
Hilltop Holdings, Inc.	262	6,867
Home BancShares, Inc.	300	7,470
Hope Bancorp, Inc.	991	18,482
Huntington Bancshares, Inc.	3,776	51,052
Iberiabank Corp.	75	6,113
Independent Bank Corp.	63	4,199
International Bancshares Corp.	286	10,024
Investors Bancorp, Inc.	486	6,493
JPMorgan Chase & Co.	14,096	1,288,374
KeyCorp	4,028	75,485
Lakeland Financial Corp.	133	6,102
M&T Bank Corp.	471	76,279
MB Financial, Inc.	112	4,933
NBT Bancorp, Inc.	98	3,621
Park National Corp.	45	4,667
People’s United Financial, Inc.	646	11,408
Pinnacle Financial Partners, Inc.	108	6,782
PNC Financial Services Group, Inc. (The)	2,151	268,595
Popular, Inc.	1,420	59,228
Prosperity Bancshares, Inc.	137	8,801
Regions Financial Corp.	5,211	76,289
Republic Bancorp, Inc. Class A	180	6,426
Seacoast Banking Corp. of Florida*	134	3,229
ServisFirst Bancshares, Inc.	199	7,341
Signature Bank*	108	15,501
Simmons First National Corp. Class A	78	4,126
South State Corp.	73	6,256
Southside Bancshares, Inc.	137	4,799
Sterling Bancorp	382	8,882
SunTrust Banks, Inc.	2,225	126,202
SVB Financial Group*	134	23,556
Synovus Financial Corp.	293	12,962
Texas Capital Bancshares, Inc.*	75	5,805
Tompkins Financial Corp.	63	4,959
Towne Bank	234	7,207
Trustmark Corp.	232	7,461
U.S. Bancorp	6,473	336,078
UMB Financial Corp.	185	13,849
Union Bankshares Corp.	274	9,289
United Bankshares, Inc.	121	4,743
United Community Banks, Inc.	114	3,169
Webster Financial Corp.	320	16,710
Wells Fargo & Co.	20,363	1,128,314
WesBanco, Inc.	94	3,717
Western Alliance Bancorp*	304	14,957
Wintrust Financial Corp.	91	6,956
Zions Bancorp	854	37,499

Total Banks		6,331,645

Beverages - 1.8%
Brown-Forman Corp. Class B	1,422	69,109
Coca-Cola Bottling Co. Consolidated	43	9,841
Coca-Cola Co. (The)	9,786	438,902
Constellation Brands, Inc. Class A	391	75,748
Dr. Pepper Snapple Group, Inc.	485	44,188
Molson Coors Brewing Co. Class B	472	40,753
Monster Beverage Corp.*	907	45,060
National Beverage Corp.	142	13,286
PepsiCo, Inc.	3,577	413,108

Total Beverages		1,149,995

Biotechnology - 3.5%
AbbVie, Inc.	5,737	415,990
Alexion Pharmaceuticals, Inc.*	220	26,767
AMAG Pharmaceuticals, Inc.*	112	2,061
Amgen, Inc.	3,021	520,307
Biogen, Inc.*	596	161,731
Bioverativ, Inc.*	288	17,329
Celgene Corp.*	1,111	144,286
Emergent BioSolutions, Inc.*	212	7,189
Gilead Sciences, Inc.	11,772	833,222
Insys Therapeutics, Inc.*	616	7,792
Regeneron Pharmaceuticals, Inc.*	132	64,830
United Therapeutics Corp.*	364	47,222

Total Biotechnology		2,248,726

Building Products - 0.3%
A.O. Smith Corp.	291	16,392
American Woodmark Corp.*	59	5,637
Armstrong Flooring, Inc.*	51	917
Armstrong World Industries, Inc.*	101	4,646
Fortune Brands Home & Security, Inc.	317	20,681
Lennox International, Inc.	91	16,711
Masco Corp.	1,622	61,977
Owens Corning	347	23,221
Simpson Manufacturing Co., Inc.	90	3,934
Universal Forest Products, Inc.	67	5,850
USG Corp.*	1,454	42,195

Total Building Products		202,161

Capital Markets - 3.4%
Ameriprise Financial, Inc.	469	59,699
Artisan Partners Asset Management, Inc. Class A	262	8,043
Bank of New York Mellon Corp. (The)	2,983	152,193
BlackRock, Inc.	459	193,886
CBOE Holdings, Inc.	157	14,350
Charles Schwab Corp. (The)	2,085	89,572
CME Group, Inc.	576	72,138
E*TRADE Financial Corp.*	683	25,974
Eaton Vance Corp.	358	16,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Evercore Partners, Inc. Class A	95	$6,697
FactSet Research Systems, Inc.	162	26,921
Federated Investors, Inc. Class B	113	3,192
Franklin Resources, Inc.	1,756	78,651
Goldman Sachs Group, Inc. (The)	1,856	411,846
Greenhill & Co., Inc.	71	1,427
Interactive Brokers Group, Inc. Class A	172	6,436
Intercontinental Exchange, Inc.	1,123	74,028
INTL FCStone, Inc.*	210	7,930
KCG Holdings, Inc. Class A*	247	4,925
MarketAxess Holdings, Inc.	66	13,273
Moody’s Corp.	554	67,411
Morgan Stanley	7,134	317,891
Morningstar, Inc.	290	22,719
MSCI, Inc.	243	25,027
Nasdaq, Inc.	460	32,885
Northern Trust Corp.	517	50,258
Raymond James Financial, Inc.	430	34,495
S&P Global, Inc.	800	116,792
SEI Investments Co.	351	18,877
State Street Corp.	1,632	146,439
Stifel Financial Corp.*	163	7,495
T. Rowe Price Group, Inc.	285	21,150
TD Ameritrade Holding Corp.	1,135	48,794
Virtu Financial, Inc. Class A(a)	1,057	18,656

Total Capital Markets		2,197,010

Chemicals - 2.1%
Air Products & Chemicals, Inc.	501	71,673
Albemarle Corp.	307	32,401
Ashland Global Holdings, Inc.	234	15,423
Balchem Corp.	55	4,274
Celanese Corp. Series A	337	31,995
Chemours Co. (The)	2	76
Dow Chemical Co. (The)	7,916	499,262
E.I. du Pont de Nemours & Co.	1,951	157,465
Eastman Chemical Co.	711	59,717
Ecolab, Inc.	517	68,632
Ferro Corp.*	308	5,633
FMC Corp.	52	3,799
GCP Applied Technologies, Inc.*	187	5,703
H.B. Fuller Co.	112	5,724
Ingevity Corp.*	74	4,248
Innospec, Inc.	112	7,342
International Flavors & Fragrances, Inc.	197	26,595
Minerals Technologies, Inc.	82	6,002
Monsanto Co.	484	57,286
Mosaic Co. (The)	1,364	31,140
NewMarket Corp.	45	20,722
PPG Industries, Inc.	167	18,363
Praxair, Inc.	400	53,020
Quaker Chemical Corp.	43	6,245
Rayonier Advanced Materials, Inc.	617	9,699
RPM International, Inc.	322	17,565
Scotts Miracle-Gro Co. (The)	116	10,377
Sensient Technologies Corp.	124	9,986
Sherwin-Williams Co. (The)	226	79,317
Stepan Co.	90	7,843
Valvoline, Inc.	642	15,228
W.R. Grace & Co.	52	3,745

Total Chemicals		1,346,500

Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	136	5,647
ACCO Brands Corp.*	724	8,435
Brady Corp. Class A	120	4,068
Brink’s Co. (The)	163	10,921
Cintas Corp.	228	28,737
Clean Harbors, Inc.*	32	1,786
Copart, Inc.*	382	12,144
Covanta Holding Corp.(a)	537	7,088
Deluxe Corp.	206	14,259
Ennis, Inc.	363	6,933
Herman Miller, Inc.	140	4,256
HNI Corp.	93	3,708
Interface, Inc.	457	8,980
KAR Auction Services, Inc.	262	10,996
Knoll, Inc.	184	3,689
Matthews International Corp. Class A	72	4,410
McGrath RentCorp	50	1,731
MSA Safety, Inc.	98	7,955
Pitney Bowes, Inc.	136	2,054
Republic Services, Inc.	909	57,931
Rollins, Inc.	248	10,096
Steelcase, Inc. Class A	754	10,556
Tetra Tech, Inc.	172	7,869
UniFirst Corp.	81	11,397
Waste Management, Inc.	492	36,088

Total Commercial Services & Supplies		281,734

Communications Equipment - 1.3%
ADTRAN, Inc.	197	4,068
Arista Networks, Inc.*	37	5,542
Brocade Communications Systems, Inc.	1,187	14,968
Cisco Systems, Inc.	19,450	608,785
CommScope Holding Co., Inc.*	340	12,930
EchoStar Corp. Class A*	52	3,156
F5 Networks, Inc.*	142	18,043
Finisar Corp.*	240	6,235
Harris Corp.	439	47,886
InterDigital, Inc.	81	6,261
Juniper Networks, Inc.	1,411	39,339
Motorola Solutions, Inc.	625	54,213
NETGEAR, Inc.*	128	5,517
Plantronics, Inc.	227	11,874
Ubiquiti Networks, Inc.*(a)	276	14,344

Total Communications Equipment		853,161

Construction & Engineering - 0.2%
Aegion Corp.*	212	4,639
Comfort Systems USA, Inc.	194	7,197
Dycom Industries, Inc.*	67	5,998
EMCOR Group, Inc.	155	10,134
Fluor Corp.	200	9,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Jacobs Engineering Group, Inc.	412	$22,409
MasTec, Inc.*	290	13,094
Quanta Services, Inc.*	684	22,517
Tutor Perini Corp.*	303	8,711
Valmont Industries, Inc.	69	10,322

Total Construction & Engineering		114,177

Construction Materials - 0.0%
Eagle Materials, Inc.	82	7,578
Martin Marietta Materials, Inc.	67	14,913

Total Construction Materials		22,491

Consumer Finance - 1.4%
American Express Co.	3,629	305,707
Capital One Financial Corp.	2,505	206,963
Credit Acceptance Corp.*	89	22,885
Discover Financial Services	1,800	111,942
FirstCash, Inc.	309	18,015
Green Dot Corp. Class A*	210	8,091
Navient Corp.	2,578	42,924
Nelnet, Inc. Class A	337	15,842
PRA Group, Inc.*	155	5,875
Santander Consumer USA Holdings, Inc.*	1,134	14,470
SLM Corp.*	693	7,970
Synchrony Financial	3,638	108,485

Total Consumer Finance		869,169

Containers & Packaging - 0.5%
AptarGroup, Inc.	310	26,927
Avery Dennison Corp.	222	19,618
Ball Corp.	774	32,670
Bemis Co., Inc.	247	11,424
Berry Global Group, Inc.*	127	7,240
Crown Holdings, Inc.*	463	27,623
Graphic Packaging Holding Co.	318	4,382
International Paper Co.	1,229	69,574
Packaging Corp. of America	352	39,209
Sealed Air Corp.	364	16,293
Silgan Holdings, Inc.	220	6,992
Sonoco Products Co.	267	13,729
WestRock Co.	449	25,440

Total Containers & Packaging		301,121

Distributors - 0.1%
Core-Mark Holding Co., Inc.	187	6,182
Genuine Parts Co.	239	22,170
LKQ Corp.*	658	21,681
Pool Corp.	97	11,404

Total Distributors		61,437

Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.	83	3,150
Bright Horizons Family Solutions, Inc.*	97	7,489
Capella Education Co.	59	5,050
Collectors Universe, Inc.	112	2,783
Graham Holdings Co. Class B	7	4,198
Grand Canyon Education, Inc.*	159	12,467
Service Corp. International	150	5,018
Strayer Education, Inc.	49	4,568
Weight Watchers International, Inc.*(a)	1,062	35,492

Total Diversified Consumer Services		80,215

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B*	8,165	1,382,906
Leucadia National Corp.	262	6,854
Marlin Business Services Corp.	153	3,848

Total Diversified Financial Services		1,393,608

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	20,831	785,954
ATN International, Inc.	115	7,871
CenturyLink, Inc.(a)	2,130	50,864
Cincinnati Bell, Inc.*	508	9,931
Iridium Communications, Inc.*(a)	587	6,486
Level 3 Communications, Inc.*	3,693	218,995
Lumos Networks Corp.*	166	2,967
Verizon Communications, Inc.	15,602	696,785

Total Diversified Telecommunication Services		1,779,853

Electric Utilities - 1.9%
ALLETE, Inc.	102	7,312
Alliant Energy Corp.	617	24,785
American Electric Power Co., Inc.	1,042	72,388
Avangrid, Inc.	522	23,046
Duke Energy Corp.	1,568	131,069
Edison International	1,065	83,272
El Paso Electric Co.	121	6,256
Entergy Corp.	916	70,321
Eversource Energy	907	55,064
Exelon Corp.	1,932	69,687
Great Plains Energy, Inc.	477	13,967
Hawaiian Electric Industries, Inc.	190	6,152
IDACORP, Inc.	119	10,157
MGE Energy, Inc.	112	7,207
NextEra Energy, Inc.	1,405	196,883
OGE Energy Corp.	244	8,489
PG&E Corp.	1,371	90,993
Pinnacle West Capital Corp.	322	27,422
PNM Resources, Inc.	309	11,819
Portland General Electric Co.	352	16,083
PPL Corp.	2,905	112,307
Southern Co. (The)	2,399	114,864
Westar Energy, Inc.	397	21,049
Xcel Energy, Inc.	1,606	73,683

Total Electric Utilities		1,254,275

Electrical Equipment - 0.3%
Acuity Brands, Inc.	79	16,059
AMETEK, Inc.	61	3,695
AZZ, Inc.	58	3,236
Emerson Electric Co.	1,082	64,509
EnerSys	157	11,375
Hubbell, Inc.	88	9,959
Powell Industries, Inc.	50	1,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Regal Beloit Corp.	124	$10,112
Rockwell Automation, Inc.	397	64,298

Total Electrical Equipment		184,842

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. Class A	664	49,016
Arrow Electronics, Inc.*	442	34,662
Avnet, Inc.	655	25,466
AVX Corp.	533	8,709
Belden, Inc.	99	7,468
Benchmark Electronics, Inc.*	315	10,174
CDW Corp.	376	23,511
Cognex Corp.	130	11,037
Coherent, Inc.*	56	12,599
Control4 Corp.*	214	4,197
Corning, Inc.	4,558	136,968
Dolby Laboratories, Inc. Class A	175	8,568
Fitbit, Inc. Class A*(a)	2,086	11,077
FLIR Systems, Inc.	345	11,958
II-VI, Inc.*	357	12,245
Insight Enterprises, Inc.*	307	12,277
IPG Photonics Corp.*	174	25,247
Jabil, Inc.	975	28,460
Keysight Technologies, Inc.*	338	13,158
Littelfuse, Inc.	81	13,365
Mesa Laboratories, Inc.	18	2,580
Methode Electronics, Inc.	143	5,892
National Instruments Corp.	612	24,615
OSI Systems, Inc.*	66	4,960
Park Electrochemical Corp.	390	7,184
PC Connection, Inc.	241	6,521
Plexus Corp.*	184	9,673
Rogers Corp.*	59	6,409
Sanmina Corp.*	442	16,840
ScanSource, Inc.*	279	11,244
SYNNEX Corp.	149	17,874
Tech Data Corp.*	165	16,665
Trimble, Inc.*	204	7,277
Universal Display Corp.	165	18,026

Total Electronic Equipment, Instruments & Components		615,922

Energy Equipment & Services - 0.0%
Atwood Oceanics, Inc.*	1,769	14,417

Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust	233	6,477
Agree Realty Corp.	68	3,119
Alexander’s, Inc.	8	3,372
American Campus Communities, Inc.	112	5,298
American Tower Corp.	471	62,323
Apartment Investment & Management Co. Class A	412	17,704
Armada Hoffler Properties, Inc.	354	4,584
AvalonBay Communities, Inc.	171	32,861
Boston Properties, Inc.	89	10,949
Brixmor Property Group, Inc.	371	6,633
Camden Property Trust	106	9,064
Care Capital Properties, Inc.	1,766	47,152
Chesapeake Lodging Trust	707	17,300
Colony NorthStar, Inc. Class A	532	7,496
Columbia Property Trust, Inc.	645	14,435
Corporate Office Properties Trust	401	14,047
Crown Castle International Corp.	260	26,047
CubeSmart	280	6,731
DCT Industrial Trust, Inc.	115	6,146
DDR Corp.	962	8,725
DiamondRock Hospitality Co.	555	6,077
Digital Realty Trust, Inc.	213	24,058
Douglas Emmett, Inc.	119	4,547
Duke Realty Corp.	599	16,742
Empire State Realty Trust, Inc. Class A	475	9,866
EPR Properties	187	13,440
Equity LifeStyle Properties, Inc.	68	5,871
Equity Residential	4,023	264,834
Essex Property Trust, Inc.	157	40,391
Extra Space Storage, Inc.	264	20,592
Federal Realty Investment Trust	172	21,739
First Industrial Realty Trust, Inc.	142	4,064
Forest City Realty Trust, Inc. Class A	1,549	37,439
Gaming and Leisure Properties, Inc.	579	21,811
GGP, Inc.	2,203	51,903
Global Net Lease, Inc.	875	19,460
Healthcare Realty Trust, Inc.	112	3,825
Healthcare Trust of America, Inc. Class A	118	3,671
Highwoods Properties, Inc.	206	10,446
Hospitality Properties Trust	304	8,862
Host Hotels & Resorts, Inc.	1,336	24,409
InfraREIT, Inc.	2,290	43,854
Iron Mountain, Inc.	108	3,711
Kilroy Realty Corp.	116	8,717
Kimco Realty Corp.	471	8,643
Lamar Advertising Co. Class A	111	8,166
LaSalle Hotel Properties	511	15,228
Lexington Realty Trust	185	1,833
Liberty Property Trust	282	11,480
LTC Properties, Inc.	86	4,420
Medical Properties Trust, Inc.	166	2,136
Mid-America Apartment Communities, Inc.	199	20,971
National Health Investors, Inc.	127	10,058
National Retail Properties, Inc.	245	9,580
Omega Healthcare Investors, Inc.	818	27,010
One Liberty Properties, Inc.	730	17,104
Paramount Group, Inc.	867	13,872
Park Hotels & Resorts, Inc.	788	21,244
Pebblebrook Hotel Trust(a)	191	6,158
Physicians Realty Trust	172	3,464
Piedmont Office Realty Trust, Inc. Class A	293	6,176
Potlatch Corp.	149	6,809
Prologis, Inc.	1,382	81,041
PS Business Parks, Inc.	33	4,369
Public Storage	296	61,725
Ramco-Gershenson Properties Trust	132	1,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Rayonier, Inc.	137	$3,942
Realty Income Corp.	333	18,375
Regency Centers Corp.	154	9,647
Retail Opportunity Investments Corp.	352	6,755
RLJ Lodging Trust	558	11,087
Ryman Hospitality Properties, Inc.	67	4,289
SBA Communications Corp.*	67	9,038
Select Income REIT	334	8,026
Senior Housing Properties Trust	730	14,921
Simon Property Group, Inc.	594	96,085
Spirit Realty Capital, Inc.	177	1,312
STORE Capital Corp.	70	1,572
Sunstone Hotel Investors, Inc.	228	3,675
Tanger Factory Outlet Centers, Inc.	648	16,835
Taubman Centers, Inc.	208	12,386
UDR, Inc.	173	6,742
Uniti Group, Inc.	212	5,330
Universal Health Realty Income Trust	143	11,374
Urban Edge Properties	160	3,797
Urstadt Biddle Properties, Inc. Class A	428	8,474
Ventas, Inc.	577	40,090
Vornado Realty Trust	156	14,648
Washington Real Estate Investment Trust	112	3,573
Weingarten Realty Investors	397	11,950
Welltower, Inc.	264	19,760
Weyerhaeuser Co.	1,183	39,631
Whitestone REIT	865	10,596

Total Equity Real Estate Investment Trusts (REITs)		1,717,892

Food & Staples Retailing - 2.7%
Casey’s General Stores, Inc.	82	8,783
Costco Wholesale Corp.	822	131,462
CVS Health Corp.	3,561	286,518
Ingles Markets, Inc. Class A	130	4,329
Kroger Co. (The)	3,144	73,318
Performance Food Group Co.*	443	12,138
PriceSmart, Inc.	178	15,593
Rite Aid Corp.*	4,615	13,614
SpartanNash Co.	55	1,428
Sysco Corp.	1,008	50,733
United Natural Foods, Inc.*	137	5,028
US Foods Holding Corp.*	95	2,586
Wal-Mart Stores, Inc.	11,530	872,590
Walgreens Boots Alliance, Inc.	2,648	207,365
Weis Markets, Inc.	58	2,826
Whole Foods Market, Inc.	755	31,793

Total Food & Staples Retailing		1,720,104

Food Products - 1.4%
Amplify Snack Brands, Inc.*(a)	838	8,078
Archer-Daniels-Midland Co.	1,254	51,891
B&G Foods, Inc.	80	2,848
Blue Buffalo Pet Products, Inc.*(a)	302	6,889
Cal-Maine Foods, Inc.*	112	4,435
Calavo Growers, Inc.	72	4,972
Campbell Soup Co.	905	47,196
Conagra Brands, Inc.	982	35,116
Darling Ingredients, Inc.*	578	9,098
Flowers Foods, Inc.	1,071	18,539
General Mills, Inc.	1,395	77,283
Hershey Co. (The)	382	41,015
Hormel Foods Corp.	1,364	46,526
Ingredion, Inc.	248	29,564
J&J Snack Foods Corp.	33	4,358
J.M. Smucker Co. (The)	299	35,381
Kellogg Co.	681	47,302
Kraft Heinz Co. (The)	1,604	137,367
Lancaster Colony Corp.	79	9,687
Landec Corp.*	208	3,089
Limoneira Co.	427	10,090
McCormick & Co., Inc. Non-Voting Shares	303	29,546
Mondelez International, Inc. Class A	2,229	96,270
Omega Protein Corp.	96	1,718
Pinnacle Foods, Inc.	341	20,255
Seaboard Corp.	5	19,975
Seneca Foods Corp. Class A*	67	2,080
Snyder’s-Lance, Inc.	22	762
Tootsie Roll Industries, Inc.(a)	93	3,241
Tyson Foods, Inc. Class A	1,404	87,932

Total Food Products		892,503

Gas Utilities - 0.1%
Atmos Energy Corp.	249	20,654
New Jersey Resources Corp.	157	6,233
Northwest Natural Gas Co.	66	3,950
ONE Gas, Inc.	111	7,749
South Jersey Industries, Inc.	172	5,877
Southwest Gas Holdings, Inc.	113	8,256
UGI Corp.	337	16,314
WGL Holdings, Inc.	125	10,429

Total Gas Utilities		79,462

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	960	46,666
Align Technology, Inc.*	97	14,562
Analogic Corp.	82	5,957
Baxter International, Inc.	5,979	361,969
Becton, Dickinson and Co.	435	84,873
Boston Scientific Corp.*	1,659	45,987
C.R. Bard, Inc.	142	44,888
CONMED Corp.	90	4,585
Cooper Cos., Inc. (The)	82	19,632
Cutera, Inc.*	142	3,678
Danaher Corp.	1,446	122,028
DENTSPLY SIRONA, Inc.	594	38,515
Edwards Lifesciences Corp.*	330	39,019
Globus Medical, Inc. Class A*	590	19,558
Hill-Rom Holdings, Inc.	210	16,718
Hologic, Inc.*	577	26,184
IDEXX Laboratories, Inc.*	157	25,343
Intuitive Surgical, Inc.*	52	48,639
Masimo Corp.*	115	10,486
ResMed, Inc.	311	24,218
Stryker Corp.	685	95,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Teleflex, Inc.	81	$16,828
Utah Medical Products, Inc.	59	4,272
Varex Imaging Corp.*	106	3,583
Varian Medical Systems, Inc.*	265	27,345
West Pharmaceutical Services, Inc.	144	13,611
Zimmer Biomet Holdings, Inc.	292	37,493

Total Health Care Equipment & Supplies		1,201,701

Health Care Providers & Services - 3.2%
Aetna, Inc.	1,081	164,128
AmerisourceBergen Corp.	1,005	95,003
Anthem, Inc.	876	164,802
Cardinal Health, Inc.	1,164	90,699
Centene Corp.*	206	16,455
Chemed Corp.	73	14,931
Cigna Corp.	877	146,801
DaVita, Inc.*	998	64,631
Ensign Group, Inc. (The)	201	4,376
Express Scripts Holding Co.*	2,197	140,257
HCA Healthcare, Inc.*	1,810	157,832
HealthSouth Corp.	136	6,582
Henry Schein, Inc.*	172	31,479
Humana, Inc.	322	77,480
Laboratory Corp. of America Holdings*	357	55,028
Landauer, Inc.	17	889
LifePoint Health, Inc.*	36	2,417
Magellan Health, Inc.*	95	6,926
McKesson Corp.	897	147,592
MEDNAX, Inc.*	254	15,334
National HealthCare Corp.	132	9,258
Owens & Minor, Inc.	602	19,378
Patterson Cos., Inc.	524	24,602
Premier, Inc. Class A*	1,214	43,704
Quest Diagnostics, Inc.	405	45,020
Select Medical Holdings Corp.*	262	4,022
Tenet Healthcare Corp.*	805	15,569
Triple-S Management Corp. Class B*	131	2,215
UnitedHealth Group, Inc.	2,540	470,967
Universal Health Services, Inc. Class B	229	27,956
VCA, Inc.*	178	16,431
WellCare Health Plans, Inc.*	38	6,823

Total Health Care Providers & Services		2,089,587

Health Care Technology - 0.1%
Cerner Corp.*	177	11,765
Computer Programs & Systems, Inc.(a)	663	21,746
HealthStream, Inc.*	91	2,395
HMS Holdings Corp.*	141	2,609
Inovalon Holdings, Inc. Class A*(a)	873	11,480
Medidata Solutions, Inc.*	94	7,351
Veeva Systems, Inc. Class A*	144	8,829

Total Health Care Technology		66,175

Hotels, Restaurants & Leisure - 2.0%
Aramark	283	11,597
BJ’s Restaurants, Inc.*	411	15,310
Bloomin’ Brands, Inc.	382	8,110
Bob Evans Farms, Inc.	110	7,901
Brinker International, Inc.	129	4,915
Buffalo Wild Wings, Inc.*	28	3,548
Caesars Acquisition Co. Class A*	2,291	43,644
Cheesecake Factory, Inc. (The)	78	3,923
Chipotle Mexican Grill, Inc.*	13	5,409
Choice Hotels International, Inc.	258	16,576
Churchill Downs, Inc.	70	12,831
Chuy’s Holdings, Inc.*	208	4,867
Cracker Barrel Old Country Store, Inc.(a)	40	6,690
Darden Restaurants, Inc.	97	8,773
Del Frisco’s Restaurant Group, Inc.*	226	3,639
DineEquity, Inc.	44	1,938
Domino’s Pizza, Inc.	97	20,518
Dunkin’ Brands Group, Inc.	22	1,213
Fogo De Chao, Inc.*	1,018	14,150
Habit Restaurants, Inc. (The) Class A*	1,011	15,974
Hilton Grand Vacations, Inc.*	362	13,054
Hilton Worldwide Holdings, Inc.	1,208	74,715
Hyatt Hotels Corp. Class A*	177	9,949
ILG, Inc.	241	6,625
International Speedway Corp. Class A	71	2,666
J Alexander’s Holdings, Inc.*	974	11,931
Jack in the Box, Inc.	95	9,357
Las Vegas Sands Corp.	1,026	65,551
Marriott International, Inc. Class A	927	92,987
McDonald’s Corp.	2,167	331,898
MGM Resorts International	1,688	52,818
Panera Bread Co. Class A*	44	13,844
Papa John’s International, Inc.	41	2,942
Penn National Gaming, Inc.*	1,455	31,137
Red Robin Gourmet Burgers, Inc.*	228	14,877
Ruth’s Hospitality Group, Inc.	174	3,784
Shake Shack, Inc. Class A*(a)	263	9,173
Six Flags Entertainment Corp.	172	10,253
Sonic Corp.	175	4,636
Starbucks Corp.	2,615	152,481
Texas Roadhouse, Inc.	129	6,573
Vail Resorts, Inc.	24	4,868
Wendy’s Co. (The)	637	9,880
Wyndham Worldwide Corp.	265	26,609
Yum! Brands, Inc.	1,106	81,579

Total Hotels, Restaurants & Leisure		1,255,713

Household Durables - 0.6%
Cavco Industries, Inc.*	82	10,631
D.R. Horton, Inc.	1,661	57,421
Ethan Allen Interiors, Inc.	90	2,907
iRobot Corp.*	88	7,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
La-Z-Boy, Inc.	144	$4,680
Leggett & Platt, Inc.	258	13,553
Lennar Corp. Class A	1,114	59,399
Libbey, Inc.	579	4,667
Lifetime Brands, Inc.	256	4,646
M/I Homes, Inc.*	302	8,622
MDC Holdings, Inc.	236	8,338
Mohawk Industries, Inc.*	157	37,945
Newell Brands, Inc.	836	44,826
NVR, Inc.*	17	40,980
PulteGroup, Inc.	393	9,640
Tempur Sealy International, Inc.*(a)	163	8,703
TopBuild Corp.*	157	8,332
TRI Pointe Group, Inc.*	1,974	26,037
Whirlpool Corp.	255	48,863
William Lyon Homes Class A*	397	9,584

Total Household Durables		417,178

Household Products - 1.3%
Church & Dwight Co., Inc.	476	24,695
Clorox Co. (The)	376	50,098
Colgate-Palmolive Co.	666	49,370
Kimberly-Clark Corp.	961	124,075
Oil-Dri Corp. of America	67	2,815
Procter & Gamble Co. (The)	6,334	552,008
Spectrum Brands Holdings, Inc.	119	14,880
WD-40 Co.	38	4,193

Total Household Products		822,134

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	1,476	16,399
Ormat Technologies, Inc.	127	7,452

Total Independent Power & Renewable Electricity Producers		23,851

Industrial Conglomerates - 1.6%
3M Co.	1,436	298,961
Carlisle Cos., Inc.	164	15,646
General Electric Co.	13,832	373,602
Honeywell International, Inc.	2,190	291,905
Raven Industries, Inc.	58	1,931
Roper Technologies, Inc.	251	58,114

Total Industrial Conglomerates		1,040,159

Insurance - 3.2%
Aflac, Inc.	1,966	152,719
Alleghany Corp.*	57	33,904
Allstate Corp. (The)	1,506	133,191
American Financial Group, Inc.	292	29,016
American International Group, Inc.	1,029	64,333
American National Insurance Co.	93	10,834
AMERISAFE, Inc.	106	6,037
AmTrust Financial Services, Inc.(a)	539	8,160
Arthur J. Gallagher & Co.	378	21,640
Assurant, Inc.	346	35,877
Brown & Brown, Inc.	322	13,868
Cincinnati Financial Corp.	358	25,937
CNO Financial Group, Inc.	911	$19,022
Employers Holdings, Inc.	217	9,179
FBL Financial Group, Inc. Class A	163	10,024
Fidelity & Guaranty Life	311	9,657
First American Financial Corp.	395	17,653
Hanover Insurance Group, Inc. (The)	149	13,206
Hartford Financial Services Group, Inc. (The)	1,651	86,793
Horace Mann Educators Corp.	262	9,904
Infinity Property & Casualty Corp.	56	5,264
Lincoln National Corp.	1,072	72,446
Loews Corp.	1,109	51,912
Markel Corp.*	17	16,590
Marsh & McLennan Cos., Inc.	1,211	94,410
Mercury General Corp.	120	6,480
MetLife, Inc.	4,523	248,494
National General Holdings Corp.	298	6,288
National Western Life Group, Inc. Class A	22	7,032
Navigators Group, Inc. (The)	73	4,008
Old Republic International Corp.	877	17,128
Primerica, Inc.	260	19,695
Principal Financial Group, Inc.	1,399	89,634
ProAssurance Corp.	220	13,376
Progressive Corp. (The)	1,892	83,418
Prudential Financial, Inc.	2,146	232,068
Reinsurance Group of America, Inc.	292	37,490
RLI Corp.	170	9,285
Selective Insurance Group, Inc.	181	9,059
Stewart Information Services Corp.	142	6,444
Torchmark Corp.	459	35,113
Travelers Cos., Inc. (The)	1,601	202,574
United Fire Group, Inc.	108	4,758
Universal Insurance Holdings, Inc.	217	5,468
Unum Group	937	43,692
W.R. Berkley Corp.	412	28,498

Total Insurance		2,061,578

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	141	136,488
Expedia, Inc.	243	36,195
Netflix, Inc.*	185	27,641
PetMed Express, Inc.	420	17,052
Priceline Group, Inc. (The)*	98	183,311
TripAdvisor, Inc.*	40	1,528

Total Internet & Catalog Retail		402,215

Internet Software & Services - 3.1%
Akamai Technologies, Inc.*	192	9,563
Alphabet, Inc. Class A*	1,298	1,206,725
Cars.com, Inc.*(a)	76	2,024
CoStar Group, Inc.*	52	13,707
eBay, Inc.*	3,397	118,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Facebook, Inc. Class A*	3,388	$511,520
IAC/InterActiveCorp*	157	16,209
j2 Global, Inc.	105	8,934
LogMeIn, Inc.	65	6,792
Reis, Inc.	405	8,606
SPS Commerce, Inc.*	35	2,232
Stamps.com, Inc.*(a)	74	11,461
TechTarget, Inc.*	656	6,803
VeriSign, Inc.*(a)	457	42,483
Web.com Group, Inc.*	712	18,014
Total Internet Software & Services		1,983,696

IT Services - 3.4%
Alliance Data Systems Corp.	37	9,498
Automatic Data Processing, Inc.	877	89,857
Blackhawk Network Holdings, Inc.*	183	7,979
Booz Allen Hamilton Holding Corp.	488	15,880
Broadridge Financial Solutions, Inc.	297	22,441
CACI International, Inc. Class A*	114	14,256
Cognizant Technology Solutions Corp. Class A	1,662	110,357
Convergys Corp.	264	6,278
CoreLogic, Inc.*	194	8,416
CSG Systems International, Inc.	149	6,046
DST Systems, Inc.	370	22,829
DXC Technology Co.	1,057	81,093
EPAM Systems, Inc.*	150	12,613
Euronet Worldwide, Inc.*	151	13,193
ExlService Holdings, Inc.*	222	12,339
Fidelity National Information Services, Inc.	442	37,747
Fiserv, Inc.*	477	58,356
FleetCor Technologies, Inc.*	134	19,324
Gartner, Inc.*	143	17,662
Global Payments, Inc.	396	35,767
Hackett Group, Inc. (The)	157	2,434
International Business Machines Corp.	3,858	593,476
Jack Henry & Associates, Inc.	190	19,735
Leidos Holdings, Inc.	150	7,754
ManTech International Corp. Class A	88	3,641
MasterCard, Inc. Class A	2,138	259,660
MAXIMUS, Inc.	157	9,833
NeuStar, Inc. Class A*	658	21,944
Paychex, Inc.	667	37,979
PayPal Holdings, Inc.*	1,876	100,685
Sabre Corp.	443	9,644
Science Applications International Corp.	137	9,511
Sykes Enterprises, Inc.*	425	14,250
TeleTech Holdings, Inc.	260	10,608
Total System Services, Inc.	450	26,212
Vantiv, Inc. Class A*	82	5,194
Visa, Inc. Class A	4,203	394,157
Western Union Co. (The)	2,405	45,815
WEX, Inc.*	69	7,195
Total IT Services		2,181,658

Leisure Products - 0.2%
American Outdoor Brands Corp.*	494	10,947
Brunswick Corp.	789	49,494
Hasbro, Inc.	347	38,694
Mattel, Inc.	248	5,340
Polaris Industries, Inc.(a)	187	17,247
Sturm Ruger & Co., Inc.	154	9,571
Vista Outdoor, Inc.*	614	13,821
Total Leisure Products		145,114

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	600	35,586
Bio-Rad Laboratories, Inc. Class A*	65	14,710
Bio-Techne Corp.	72	8,460
Bruker Corp.	405	11,680
Cambrex Corp.*	112	6,692
Charles River Laboratories International, Inc.*	84	8,497
Mettler-Toledo International, Inc.*	48	28,250
PAREXEL International Corp.*	202	17,556
PerkinElmer, Inc.	257	17,512
Quintiles IMS Holdings, Inc.*	484	43,318
Thermo Fisher Scientific, Inc.	751	131,027
VWR Corp.*	410	13,534
Waters Corp.*	219	40,261
Total Life Sciences Tools & Services		377,083

Machinery - 2.0%
AGCO Corp.	552	37,199
Allison Transmission Holdings, Inc.	780	29,258
Astec Industries, Inc.	80	4,441
Barnes Group, Inc.	149	8,721
Briggs & Stratton Corp.	322	7,760
Caterpillar, Inc.	1,098	117,991
Cummins, Inc.	744	120,692
Deere & Co.	1,211	149,667
Donaldson Co., Inc.	83	3,780
Dover Corp.	327	26,232
ESCO Technologies, Inc.	140	8,351
Federal Signal Corp.	202	3,507
Flowserve Corp.	164	7,615
Fortive Corp.	723	45,802
Franklin Electric Co., Inc.	96	3,974
Global Brass & Copper Holdings, Inc.	188	5,743
Graco, Inc.	134	14,644
Hillenbrand, Inc.	204	7,364
Hyster-Yale Materials Handling, Inc.	81	5,690
IDEX Corp.	177	20,003
Illinois Tool Works, Inc.	967	138,523
ITT, Inc.	127	5,103
John Bean Technologies Corp.	87	8,526
Lincoln Electric Holdings, Inc.	158	14,550
Lindsay Corp.	24	2,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Middleby Corp. (The)*	125	$15,189
Mueller Industries, Inc.	202	6,151
Nordson Corp.	151	18,319
Oshkosh Corp.	434	29,894
PACCAR, Inc.	1,199	79,182
Parker-Hannifin Corp.	473	75,595
RBC Bearings, Inc.*	52	5,292
Rexnord Corp.*	7	163
Snap-on, Inc.	167	26,386
Standex International Corp.	39	3,537
Stanley Black & Decker, Inc.	332	46,722
Terex Corp.	427	16,012
Timken Co. (The)	399	18,454
Toro Co. (The)	304	21,064
Trinity Industries, Inc.	580	16,257
Wabash National Corp.	423	9,298
WABCO Holdings, Inc.*	190	24,227
Wabtec Corp.	250	22,875
Welbilt, Inc.*	202	3,808
Woodward, Inc.	128	8,650
Xylem, Inc.	498	27,604

Total Machinery		1,271,957

Marine - 0.0%
Kirby Corp.*	142	9,493
Matson, Inc.	49	1,472

Total Marine		10,965

Media - 3.5%
AMC Entertainment Holdings, Inc. Class A	213	4,846
Cable One, Inc.	7	4,976
CBS Corp. Class B Non-Voting Shares	1,645	104,918
Charter Communications, Inc. Class A*	509	171,457
Cinemark Holdings, Inc.	343	13,326
Comcast Corp. Class A	13,732	534,449
Discovery Communications, Inc. Class A*	140	3,616
DISH Network Corp. Class A*	683	42,865
Entercom Communications Corp. Class A	410	4,244
Entravision Communications Corp. Class A	1,288	8,501
Gannett Co., Inc.	659	5,746
Interpublic Group of Cos., Inc. (The)	1,130	27,798
John Wiley & Sons, Inc. Class A	117	6,172
Liberty Broadband Corp. Class C*	468	40,599
Loral Space & Communications, Inc.*	385	15,997
Meredith Corp.	164	9,750
MSG Networks, Inc. Class A*	928	20,834
New York Times Co. (The) Class A	259	4,584
Nexstar Media Group, Inc. Class A	113	6,757
Omnicom Group, Inc.	655	54,300
Regal Entertainment Group Class A	390	7,979
Scholastic Corp.	139	6,059
Scripps Networks Interactive, Inc. Class A	177	12,091
Sinclair Broadcast Group, Inc. Class A	234	7,699
Sirius XM Holdings, Inc.(a)	6,688	36,583
TEGNA, Inc.	229	3,300
Time Warner, Inc.	2,645	265,584
Tribune Media Co. Class A	45	1,835
Twenty-First Century Fox, Inc. Class A	7,161	202,943
Viacom, Inc. Class B	1,374	46,125
Walt Disney Co. (The)	5,150	547,187

Total Media		2,223,120

Metals & Mining - 0.2%
Commercial Metals Co.	605	11,755
Haynes International, Inc.	37	1,343
Materion Corp.	77	2,880
Nucor Corp.	870	50,347
Reliance Steel & Aluminum Co.	296	21,552
Steel Dynamics, Inc.	547	19,588
Worthington Industries, Inc.	232	11,651

Total Metals & Mining		119,116

Multi-Utilities - 0.9%
Ameren Corp.	786	42,971
Avista Corp.	151	6,411
Black Hills Corp.	65	4,385
CMS Energy Corp.	721	33,346
Consolidated Edison, Inc.	1,052	85,023
Dominion Energy, Inc.	1,189	91,113
DTE Energy Co.	482	50,991
MDU Resources Group, Inc.	480	12,576
NiSource, Inc.	719	18,234
NorthWestern Corp.	118	7,200
Public Service Enterprise Group, Inc.	1,597	68,687
SCANA Corp.	474	31,763
Sempra Energy	769	86,705
Vectren Corp.	178	10,402
WEC Energy Group, Inc.	847	51,989

Total Multi-Utilities		601,796

Multiline Retail - 0.4%
Big Lots, Inc.	219	10,578
Dollar General Corp.	782	56,374
Dollar Tree, Inc.*	457	31,953
Kohl’s Corp.	553	21,385
Macy’s, Inc.	911	21,172
Nordstrom, Inc.(a)	375	17,936
Target Corp.	2,460	128,633

Total Multiline Retail		288,031

Oil, Gas & Consumable Fuels - 1.5%
Exxon Mobil Corp.	5,294	427,385
Kinder Morgan, Inc.	3,264	62,538
Marathon Petroleum Corp.	1,651	86,397
ONEOK, Inc.	807	42,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Phillips 66	1,822	$150,661
Tesoro Corp.	388	36,317
Valero Energy Corp.	2,563	172,900

Total Oil, Gas & Consumable Fuels		978,291

Paper & Forest Products - 0.0%
Boise Cascade Co.*	288	8,755
Clearwater Paper Corp.*	48	2,244
KapStone Paper and Packaging Corp.	156	3,218

Total Paper & Forest Products		14,217

Personal Products - 0.2%
Coty, Inc. Class A	1	19
Edgewell Personal Care Co.*	183	13,912
Estee Lauder Cos., Inc. (The) Class A	879	84,366
Inter Parfums, Inc.	219	8,026
Medifast, Inc.	142	5,889
Nu Skin Enterprises, Inc. Class A	231	14,516
Revlon, Inc. Class A*	288	6,826
USANA Health Sciences, Inc.*	116	7,435

Total Personal Products		140,989

Pharmaceuticals - 3.5%
Akorn, Inc.*	907	30,421
Bristol-Myers Squibb Co.	3,591	200,091
Catalent, Inc.*	400	14,040
Eli Lilly & Co.	2,109	173,571
Johnson & Johnson	8,129	1,075,385
Merck & Co., Inc.	5,161	330,769
Pfizer, Inc.	12,063	405,196
Prestige Brands Holdings, Inc.*	157	8,291
Zoetis, Inc.	772	48,157

Total Pharmaceuticals		2,285,921

Professional Services - 0.2%
CBIZ, Inc.*	510	7,650
Dun & Bradstreet Corp. (The)	131	14,168
Equifax, Inc.	217	29,820
FTI Consulting, Inc.*	52	1,818
Insperity, Inc.	113	8,023
Kelly Services, Inc. Class A	141	3,165
Korn/Ferry International	139	4,800
ManpowerGroup, Inc.	309	34,500
Navigant Consulting, Inc.*	274	5,414
On Assignment, Inc.*	142	7,689
Robert Half International, Inc.	254	12,174
TriNet Group, Inc.*	92	3,012
Verisk Analytics, Inc.*	254	21,430
WageWorks, Inc.*	38	2,554

Total Professional Services		156,217

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	1,342	48,849
HFF, Inc. Class A	67	2,329
Howard Hughes Corp. (The)*	133	16,338

Total Real Estate Management & Development		67,516

Road & Rail - 1.1%
AMERCO	67	24,526
ArcBest Corp.	114	2,348
CSX Corp.	3,449	188,178
Genesee & Wyoming, Inc. Class A*	111	7,591
Heartland Express, Inc.	135	2,811
JB Hunt Transport Services, Inc.	224	20,469
Kansas City Southern	79	8,267
Knight Transportation, Inc.	245	9,077
Landstar System, Inc.	189	16,179
Norfolk Southern Corp.	956	116,345
Old Dominion Freight Line, Inc.	274	26,096
Ryder System, Inc.	156	11,229
Saia, Inc.*	47	2,411
Swift Transportation Co.*	1,078	28,567
Union Pacific Corp.	2,393	260,622
Werner Enterprises, Inc.	232	6,809
YRC Worldwide, Inc.*	119	1,323

Total Road & Rail		732,848

Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology, Inc.*	1,209	11,812
Analog Devices, Inc.	668	51,970
Applied Materials, Inc.	3,185	131,572
Cabot Microelectronics Corp.	39	2,879
Cirrus Logic, Inc.*	328	20,572
Cohu, Inc.	503	7,917
Entegris, Inc.*	413	9,065
Integrated Device Technology, Inc.*	518	13,359
Intel Corp.	16,200	546,588
KLA-Tencor Corp.	575	52,618
Lam Research Corp.	398	56,289
Maxim Integrated Products, Inc.	879	39,467
Microchip Technology, Inc.	457	35,271
MKS Instruments, Inc.	158	10,633
NVIDIA Corp.	737	106,541
ON Semiconductor Corp.*	911	12,791
QUALCOMM, Inc.	4,017	221,819
Silicon Laboratories, Inc.*	42	2,871
Skyworks Solutions, Inc.	716	68,700
Teradyne, Inc.	621	18,649
Texas Instruments, Inc.	2,565	197,326
Xilinx, Inc.	717	46,118
Xperi Corp.	82	2,444

Total Semiconductors & Semiconductor Equipment		1,667,271

Software - 3.6%
ACI Worldwide, Inc.*	690	15,435
Activision Blizzard, Inc.	1,610	92,688
Adobe Systems, Inc.*	443	62,658
American Software, Inc. Class A	1,011	10,403
ANSYS, Inc.*	256	31,150
Aspen Technology, Inc.*	170	9,394
CA, Inc.	1,252	43,157
Cadence Design Systems, Inc.*	286	9,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Citrix Systems, Inc.*	381	$30,320
Ebix, Inc.	336	18,110
Electronic Arts, Inc.*	749	79,184
Fair Isaac Corp.	99	13,802
Fortinet, Inc.*	268	10,034
Intuit, Inc.	417	55,382
Manhattan Associates, Inc.*	292	14,034
Microsoft Corp.	14,997	1,033,743
MicroStrategy, Inc. Class A*	37	7,092
Oracle Corp.	11,860	594,661
Progress Software Corp.	180	5,560
Red Hat, Inc.*	240	22,980
salesforce.com, Inc.*	229	19,831
SS&C Technologies Holdings, Inc.	393	15,095
Synopsys, Inc.*	271	19,764
Tyler Technologies, Inc.*	66	11,594
VMware, Inc. Class A*(a)	789	68,982

Total Software		2,294,631

Specialty Retail - 2.4%
Aaron’s, Inc.	226	8,791
Advance Auto Parts, Inc.	131	15,273
American Eagle Outfitters, Inc.	990	11,929
Asbury Automotive Group, Inc.*	39	2,205
AutoNation, Inc.*	645	27,193
AutoZone, Inc.*	86	49,060
Bed Bath & Beyond, Inc.	1,202	36,541
Best Buy Co., Inc.	1,391	79,746
Cabela’s, Inc.*	83	4,932
Caleres, Inc.	96	2,667
CarMax, Inc.*	542	34,179
Cato Corp. (The) Class A	69	1,214
Chico’s FAS, Inc.	471	4,437
Children’s Place, Inc. (The)	66	6,739
Dick’s Sporting Goods, Inc.	506	20,154
DSW, Inc. Class A	495	8,761
Five Below, Inc.*	114	5,628
Foot Locker, Inc.	434	21,388
Francesca’s Holdings Corp.*	429	4,693
GameStop Corp. Class A	1,046	22,604
Gap, Inc. (The)	1,545	33,975
Group 1 Automotive, Inc.	69	4,369
Hibbett Sports, Inc.*	146	3,029
Home Depot, Inc. (The)	3,154	483,824
L Brands, Inc.	1,096	59,063
Lithia Motors, Inc. Class A	81	7,633
Lowe’s Cos., Inc.	1,814	140,639
Michaels Cos., Inc. (The)*	682	12,631
Monro Muffler Brake, Inc.	133	5,553
Murphy USA, Inc.*	151	11,191
O’Reilly Automotive, Inc.*	187	40,904
Office Depot, Inc.	7,020	39,593
Penske Automotive Group, Inc.	306	13,436
RH*(a)	466	30,066
Ross Stores, Inc.	907	52,361
Sally Beauty Holdings, Inc.*	226	4,576
Select Comfort Corp.*	97	3,443
Shoe Carnival, Inc.	172	3,591
Tiffany & Co.	198	18,586
TJX Cos., Inc. (The)	1,803	130,123
Tractor Supply Co.	331	17,944
Ulta Salon Cosmetics & Fragrance, Inc.*	91	26,148
Vitamin Shoppe, Inc.*	489	5,697
Williams-Sonoma, Inc.	332	16,102
Winmark Corp.	37	4,771
Zumiez, Inc.*	116	1,433

Total Specialty Retail		1,538,815

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	22,504	3,241,026
Electronics For Imaging, Inc.*	259	12,271
Hewlett Packard Enterprise Co.	5,938	98,512
HP, Inc.	11,686	204,271
NCR Corp.*	265	10,823
NetApp, Inc.	182	7,289

Total Technology Hardware, Storage & Peripherals		3,574,192

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	134	11,919
Coach, Inc.	95	4,497
Columbia Sportswear Co.	102	5,922
Deckers Outdoor Corp.*	77	5,256
G-III Apparel Group Ltd.*	255	6,362
Hanesbrands, Inc.	1,372	31,776
Iconix Brand Group, Inc.*	187	1,292
NIKE, Inc. Class B	4,378	258,302
PVH Corp.	212	24,274
Skechers U.S.A., Inc. Class A*	118	3,481
Steven Madden Ltd.*	202	8,070
Under Armour, Inc. Class A*(a)	488	10,619
Vera Bradley, Inc.*	835	8,166
VF Corp.	1,416	81,562
Wolverine World Wide, Inc.	58	1,625

Total Textiles, Apparel & Luxury Goods		463,123

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	232	4,675
BofI Holding, Inc.*(a)	279	6,618
Capitol Federal Financial, Inc.	107	1,521
Dime Community Bancshares, Inc.	72	1,411
Flagstar Bancorp, Inc.*	292	8,999
HomeStreet, Inc.*	188	5,203
MGIC Investment Corp.*	5,546	62,115
Northwest Bancshares, Inc.	366	5,713
PennyMac Financial Services, Inc. Class A*	127	2,121
Provident Financial Services, Inc.	233	5,914
Radian Group, Inc.	1,644	26,879
Territorial Bancorp, Inc.	157	4,897
TFS Financial Corp.	195	3,017
Walker & Dunlop, Inc.*	276	13,477
Washington Federal, Inc.	394	13,081
WSFS Financial Corp.	135	6,122

Total Thrifts & Mortgage Finance		171,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2017

Investments	Shares	Value
Tobacco - 1.8%
Altria Group, Inc.	4,553	$339,062
Philip Morris International, Inc.	4,116	483,424
Reynolds American, Inc.	5,240	340,810
Universal Corp.	147	9,511
Vector Group Ltd.	457	9,743

Total Tobacco		1,182,550

Trading Companies & Distributors - 0.3%
Air Lease Corp.	364	13,599
Applied Industrial Technologies, Inc.	173	10,216
Beacon Roofing Supply, Inc.*	139	6,811
Fastenal Co.	493	21,460
GATX Corp.(a)	158	10,155
HD Supply Holdings, Inc.*	1,161	35,561
Kaman Corp.	75	3,740
MSC Industrial Direct Co., Inc. Class A	128	11,003
Rush Enterprises, Inc. Class A*	137	5,094
United Rentals, Inc.*	350	39,448
W.W. Grainger, Inc.	69	12,456
Watsco, Inc.	69	10,640
WESCO International, Inc.*	212	12,148

Total Trading Companies & Distributors		192,331

Water Utilities - 0.1%
American States Water Co.	152	7,206
American Water Works Co., Inc.	405	31,570
Aqua America, Inc.	434	14,452
California Water Service Group	297	10,930

Total Water Utilities		64,158

Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	698	12,355
T-Mobile U.S., Inc.*	1,071	64,924
Telephone & Data Systems, Inc.	82	2,275
United States Cellular Corp.*	122	4,675

Total Wireless Telecommunication Services		84,229

Total United States		64,356,958

TOTAL COMMON STOCKS (Cost: $51,668,753)		64,388,299

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $364,481)(c)	364,481	364,481

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $52,033,234)		64,752,780
Liabilities in Excess of Cash and Other Assets - (0.5)%		(292,529)

NET ASSETS - 100.0%		$64,460,251

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $445,483 and the total market value of the collateral held by the Fund was $457,723. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,242.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

United Kingdom - 99.5%

Aerospace & Defense - 2.4%
BAE Systems PLC	27,664	$227,643
Meggitt PLC	7,980	49,433
QinetiQ Group PLC	3,668	12,874
Rolls-Royce Holdings PLC*	5,029	58,204
Senior PLC	1,611	4,909
Ultra Electronics Holdings PLC	646	17,185

Total Aerospace & Defense		370,248

Air Freight & Logistics - 0.5%
Royal Mail PLC	15,525	84,940

Airlines - 0.5%
easyJet PLC	4,343	76,666

Auto Components - 0.4%
GKN PLC	14,540	61,571

Banks - 6.0%
Barclays PLC	59,253	156,050
BGEO Group PLC	400	18,154
HSBC Holdings PLC	80,423	743,480
TBC Bank Group PLC	482	9,917

Total Banks		927,601

Beverages - 3.4%
Britvic PLC	2,663	23,937
Diageo PLC	16,942	499,224
Fevertree Drinks PLC	59	1,307

Total Beverages		524,468

Biotechnology - 0.1%
Abcam PLC	1,219	15,415
Genus PLC	140	3,237

Total Biotechnology		18,652

Building Products - 0.1%
James Halstead PLC	257	1,562
Polypipe Group PLC	1,544	7,668

Total Building Products		9,230

Capital Markets - 2.8%
Aberdeen Asset Management PLC	26,031	102,115
Investec PLC	6,685	49,800
London Stock Exchange Group PLC	1,335	63,225
Man Group PLC	20,905	42,035
NEX Group PLC	6,143	49,832
Schroders PLC	2,215	89,308
Schroders PLC Non-Voting Shares	882	25,342
TP ICAP PLC	3,372	20,468

Total Capital Markets		442,125

Chemicals - 1.1%
Croda International PLC	747	37,697
Elementis PLC	7,025	26,837
Essentra PLC	2,697	19,776
Johnson Matthey PLC	1,481	55,231
Synthomer PLC	2,694	17,080
Victrex PLC	778	18,958

Total Chemicals		175,579

Commercial Services & Supplies - 1.1%
Aggreko PLC	2,527	30,215
Babcock International Group PLC	2,969	33,957
Berendsen PLC	1,413	22,576
G4S PLC	9,766	41,405
HomeServe PLC	2,092	19,986
Rentokil Initial PLC	7,999	28,397

Total Commercial Services & Supplies		176,536

Construction & Engineering - 0.3%
Balfour Beatty PLC	3,932	13,821
Carillion PLC	13,566	32,917

Total Construction & Engineering		46,738

Construction Materials - 0.1%
Ibstock PLC(a)	3,627	11,571

Containers & Packaging - 0.5%
DS Smith PLC	8,999	55,360
RPC Group PLC	2,869	28,025

Total Containers & Packaging		83,385

Distributors - 0.1%
Inchcape PLC	1,861	18,239

Diversified Telecommunication Services - 3.7%
BT Group PLC	133,545	511,297
Inmarsat PLC	6,221	62,182

Total Diversified Telecommunication Services		573,479

Electrical Equipment - 0.1%
Melrose Industries PLC	5,859	18,456

Electronic Equipment, Instruments & Components - 0.5%
Electrocomponents PLC	2,929	21,953
Halma PLC	1,471	21,018
Renishaw PLC	413	19,420
Spectris PLC	504	16,517

Total Electronic Equipment, Instruments & Components		78,908

Energy Equipment & Services - 0.3%
John Wood Group PLC	4,787	39,827

Equity Real Estate Investment Trusts (REITs) - 0.8%
Hammerson PLC	6,556	48,924
Safestore Holdings PLC	2,019	11,052
Segro PLC	9,787	62,191

Total Equity Real Estate Investment Trusts (REITs)		122,167

Food Products - 1.0%
Associated British Foods PLC	2,826	107,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2017

Investments	Shares	Value
Tate & Lyle PLC	4,822	$41,465

Total Food Products		149,240

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	3,370	58,001

Health Care Providers & Services - 0.2%
Mediclinic International PLC	3,220	31,014
NMC Health PLC	279	7,922

Total Health Care Providers & Services		38,936

Hotels, Restaurants & Leisure - 2.7%
Carnival PLC	1,352	89,214
Compass Group PLC	11,005	231,574
InterContinental Hotels Group PLC	1,037	57,477
Merlin Entertainments PLC(a)	1,357	8,470
Millennium & Copthorne Hotels PLC	2,801	16,096
SSP Group PLC	1,957	12,095
Thomas Cook Group PLC	4,127	4,822

Total Hotels, Restaurants & Leisure		419,748

Household Products - 2.6%
PZ Cussons PLC	3,006	13,362
Reckitt Benckiser Group PLC	3,837	387,960

Total Household Products		401,322

Industrial Conglomerates - 0.3%
Smiths Group PLC	2,283	47,359

Insurance - 5.5%
Aviva PLC	45,152	308,500
Jardine Lloyd Thompson Group PLC	2,076	32,360
Old Mutual PLC	34,612	86,951
Prudential PLC	15,896	363,613
RSA Insurance Group PLC	7,817	62,497

Total Insurance		853,921

IT Services - 0.2%
Computacenter PLC	144	1,517
FDM Group Holdings PLC	815	8,040
Worldpay Group PLC(a)	4,080	16,684

Total IT Services		26,241

Life Sciences Tools & Services - 0.0%
Clinigen Healthcare Ltd.*	676	7,560

Machinery - 0.6%
Bodycote PLC	160	1,566
IMI PLC	1,399	21,716
Morgan Advanced Materials PLC	427	1,574
Rotork PLC	228	697
Spirax-Sarco Engineering PLC	385	26,755
Vesuvius PLC	2,938	20,245
Weir Group PLC (The)	677	15,222

Total Machinery		87,775

Marine - 0.0%
Clarkson PLC	236	7,743

Media - 2.9%
Ascential PLC	1,294	5,439
Cineworld Group PLC	2,315	21,110
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,381	29,293
Euromoney Institutional Investor PLC	938	13,074
Informa PLC	6,398	55,598
ITV PLC	74,189	174,811
Pearson PLC	16,161	145,162

Total Media		444,487

Metals & Mining - 7.1%
Acacia Mining PLC	2,726	10,548
Antofagasta PLC	5,320	55,249
BHP Billiton PLC	18,552	283,394
Ferrexpo PLC	2,947	7,939
Fresnillo PLC	2,722	52,541
Hill & Smith Holdings PLC	821	14,717
Hochschild Mining PLC	836	2,978
Rio Tinto PLC	14,975	630,626
Vedanta Resources PLC	5,643	47,058

Total Metals & Mining		1,105,050

Multi-Utilities - 5.0%
Centrica PLC	90,227	234,635
National Grid PLC	44,138	545,696

Total Multi-Utilities		780,331

Oil, Gas & Consumable Fuels - 14.7%
BP PLC	127,710	734,555
James Fisher & Sons PLC	413	8,734
Royal Dutch Shell PLC Class A	28,360	749,657
Royal Dutch Shell PLC Class B	29,403	787,731

Total Oil, Gas & Consumable Fuels		2,280,677

Paper & Forest Products - 0.4%
Mondi PLC	2,660	69,588

Personal Products - 3.2%
Unilever PLC	9,190	495,997

Pharmaceuticals - 9.9%
AstraZeneca PLC	11,195	746,718
Dechra Pharmaceuticals PLC	444	9,804
GlaxoSmithKline PLC	35,186	747,503
Hikma Pharmaceuticals PLC(b)	1,414	27,000

Total Pharmaceuticals		1,531,025

Professional Services - 1.5%
Hays PLC	2,988	6,443
Intertek Group PLC	758	41,521
Pagegroup PLC	2,210	13,658
RELX PLC	6,407	138,151
RWS Holdings PLC	1,220	6,022
WS Atkins PLC	768	20,760

Total Professional Services		226,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2017

Investments	Shares	Value
Real Estate Management & Development - 0.0%
Savills PLC	496	$5,660

Road & Rail - 0.2%
National Express Group PLC	6,092	28,994

Software - 0.7%
AVEVA Group PLC	488	12,297
Fidessa Group PLC	50	1,505
Micro Focus International PLC	1,596	47,081
Sage Group PLC (The)	4,443	39,706
Sophos Group PLC(a)	424	2,442

Total Software		103,031

Specialty Retail - 0.9%
Dixons Carphone PLC	10,834	39,911
JD Sports Fashion PLC	875	3,978
Kingfisher PLC	21,814	85,204
SuperGroup PLC	759	14,739

Total Specialty Retail		143,832

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	1,825	39,375
Coats Group PLC	3,092	3,133
Ted Baker PLC	27	838

Total Textiles, Apparel & Luxury Goods		43,346

Tobacco - 8.3%
British American Tobacco PLC	11,160	758,735
Imperial Brands PLC	11,876	531,977

Total Tobacco		1,290,712

Trading Companies & Distributors - 0.7%
Ashtead Group PLC	2,535	52,323
Bunzl PLC	1,461	43,421
Diploma PLC	829	11,899
SIG PLC	733	1,415

Total Trading Companies & Distributors		109,058

Transportation Infrastructure - 0.3%
BBA Aviation PLC	10,446	41,711

Wireless Telecommunication Services - 5.1%
Vodafone Group PLC	282,168	798,101

TOTAL COMMON STOCKS (Cost: $17,001,920)		15,456,387

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $26,994)(d)	26,994	26,994

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $17,028,914)		15,483,381
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		53,773

NET ASSETS - 100.0%		$15,537,154

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.
(d)	At June 30, 2017, the total market value of the Fund’s securities on loan was $25,644 and the total market value of the collateral held by the Fund was $26,994.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	GBP	3,014,266	USD	3,895,454	$(19,925)
7/5/2017	GBP	3,014,257	USD	3,895,454	(19,913)
7/5/2017	GBP	3,014,388	USD	3,895,454	(20,083)
7/5/2017	GBP	3,014,273	USD	3,895,454	(19,934)
7/5/2017	GBP	2,296,647	USD	2,967,966	(15,262)
7/5/2017	GBP	5,000	USD	6,514	19
7/5/2017	USD	2,473,304	GBP	1,936,810	42,513
7/5/2017	USD	121,288	GBP	95,170	2,333
7/5/2017	USD	3,350,589	GBP	2,579,400	(79)
7/5/2017	USD	3,350,589	GBP	2,579,420	(53)
7/5/2017	USD	2,552,834	GBP	1,965,257	(64)
7/5/2017	USD	3,350,589	GBP	2,579,382	(103)
7/5/2017	USD	3,350,589	GBP	2,579,460	(2)
8/2/2017	GBP	2,521,094	USD	3,277,712	45
8/2/2017	GBP	2,521,113	USD	3,277,712	20
8/2/2017	GBP	1,920,808	USD	2,497,308	71

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2017

8/2/2017	GBP	2,521,106	USD	3,277,712	30
8/2/2017	GBP	2,521,131	USD	3,277,712	(3)

					$(50,390)

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2017, the Trust consisted of 89 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund’’)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund’’)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund’’)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	October 29, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund’’)	July 16, 2008
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’) (formerly, WisdomTree Dividend ex-Financials Fund)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund’’) (formerly, WisdomTree Earnings 500 Fund)	February 23, 2007

Notes to Schedule of Investments (unaudited)(continued)

WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’) (formerly, WisdomTree High Dividend Fund)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’) (formerly, WisdomTree LargeCap Dividend Fund)	June 16, 2006
WisdomTree U.S. LargeCap Value Fund (“U.S. LargeCap Value Fund’’) (formerly, WisdomTree LargeCap Value Fund)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’) (formerly, WisdomTree MidCap Dividend Fund)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund’’) (formerly, WisdomTree MidCap Earnings Fund)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’) (formerly, WisdomTree SmallCap Dividend Fund)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund’’) (formerly, WisdomTree SmallCap Earnings Fund)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’) (formerly, WisdomTree Total Dividend Fund)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund’’) (formerly, WisdomTree Total Earnings Fund)	February 23, 2007
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 28, 2013

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund and Global ex-U.S. Hedged Real Estate Fund, which values foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current

Notes to Schedule of Investments (unaudited)(continued)

market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$42,276,043	$—	$—
Exchange-Traded Fund	30,867	—	—
Investment of Cash Collateral for Securities Loaned	—	191,952	—

Total	$42,306,910	$191,952	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,128,314	$—	$—
Rights	16,078	—	—
Investment of Cash Collateral for Securities Loaned	—	2,813,127	—

Total	$36,144,392	$2,813,127	$—

Unrealized Appreciation on Foreign Currency Contracts	—	14	—

Total - Net	$36,144,392	$2,813,141	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Food Products	$519,980	$—	$0	**
Semiconductors & Semiconductor Equipment	36,601	—	0	**
Other*	10,845,635	—	—
Investment of Cash Collateral for Securities Loaned	—	331,609	—

Total	$11,402,216	$331,609	$0

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$25,479,680	$—	$—
Warrants	74	—	—
Investment of Cash Collateral for Securities Loaned	—	540,668	—

Total	$25,479,754	$540,668	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3	—

Total - Net	$25,479,754	$540,671	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$1,561,528	$—	$0	**
South Korea	883,523	—	2,790	**
Other*	2,907,299	—	—
Preferred Stock	—	—	343	**
Investment of Cash Collateral for Securities Loaned	—	5,739	—

Total	$5,352,350	$5,739	$3,133

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,769,231,567	$—	$—
Exchange-Traded Fund	1,116,659	—	—
Investment of Cash Collateral for Securities Loaned	—	31,764,769	—

Total	$1,770,348,226	$31,764,769	$—

Unrealized Appreciation on Foreign Currency Contracts	—	865	—

Total - Net	$1,770,348,226	$31,765,634	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$54,688,208	$—	$—
Investment of Cash Collateral for Securities Loaned	—	342,259	—

Total	$54,688,208	$342,259	$—

Unrealized Appreciation on Foreign Currency Contracts	—	27	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4)	—

Total - Net	$54,688,208	$342,282	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$234,527,090	$—	$1	**
Hong Kong	17,090,811	—	301,443	**
Malaysia	63,501,211	—	2,248,112	**
Thailand	130,211,512	—	386,081	**
Other*	745,430,342	—	—
Warrants*	48,397	—	0	**
Investment of Cash Collateral for Securities Loaned	—	34,834,611	—

Total	$1,190,809,363	$34,834,611	$2,935,637

Unrealized Appreciation on Foreign Currency Contracts	—	1,831	—
Unrealized Depreciation on Foreign Currency Contracts	—	(64)	—

Total - Net	$1,190,809,363	$34,836,378	$2,935,637

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,247,752,823	$—	$—
Rights	1,465,863	—	—
Investment of Cash Collateral for Securities Loaned	—	82,804,808	—

Total	$9,249,218,686	$82,804,808	$—

Unrealized Appreciation on Foreign Currency Contracts	—	13,867,605	—
Unrealized Depreciation on Foreign Currency Contracts	—	(146,111,447)	—

Total - Net	$9,249,218,686	$(49,439,034)	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$156,176,515	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,013,445	—

Total	$156,176,515	$1,013,445	$—

Unrealized Appreciation on Foreign Currency Contracts	—	303,233	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,382,630)	—

Total - Net	$156,176,515	$(1,065,952)	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,078,298	$—	$—
Investment of Cash Collateral for Securities Loaned	—	211,838	—

Total	$21,078,298	$211,838	$—

Unrealized Appreciation on Foreign Currency Contracts	—	10	—

Total - Net	$21,078,298	$211,848	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$924,486,753	$—	$—
Investment of Cash Collateral for Securities Loaned	—	47,060,347	—

Total	$924,486,753	$47,060,347	$—

Unrealized Appreciation on Foreign Currency Contracts	—	750	—

Total - Net	$924,486,753	$47,061,097	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$120,561,676	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,451,544	—

Total	$120,561,676	$2,451,544	$—

Unrealized Appreciation on Foreign Currency Contracts	—	76,441	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,606,049)	—

Total - Net	$120,561,676	$921,936	$—

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,927,393	$—	$—
Rights*	340	—	—
Exchange-Traded Note	86,986	—	—
Investment of Cash Collateral for Securities Loaned	—	19,461	—

Total	$5,014,719	$19,461	$—

Unrealized Appreciation on Foreign Currency Contracts	—	23,890	—
Unrealized Depreciation on Foreign Currency Contracts	—	(49,431)	—

Total - Net	$5,014,719	$(6,080)	$—

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
United Kingdom	$158,797	$39	$—
Other*	2,517,638	—	—
Rights	—	16	—
Exchange-Traded Note	613	—	—
Investment of Cash Collateral for Securities Loaned	—	141,601	—

Total	$2,677,048	$141,656	$—

Unrealized Appreciation on Foreign Currency Contracts	—	7,488	—
Unrealized Depreciation on Foreign Currency Contracts	—	(27,379)	—

Total - Net	$2,677,048	$121,765	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$52,787,019	$—	$—
Exchange-Traded Funds	28,036	—	—
Investment of Cash Collateral for Securities Loaned	—	1,752,827	—

Total	$52,815,055	$1,752,827	$—

Unrealized Appreciation on Foreign Currency Contracts	—	41	—

Total - Net	$52,815,055	$1,752,868	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
United Kingdom	$4,683,290	$589	$—
Other*	73,918,824	—	—
Rights	—	470	—
Exchange-Traded Note	34,948	—	—
Investment of Cash Collateral for Securities Loaned	—	5,316,182	—

Total	$78,637,062	$5,317,241	$—

Unrealized Appreciation on Foreign Currency Contracts	—	34	—
Unrealized Depreciation on Foreign Currency Contracts	—	(25)	—

Total - Net	$78,637,062	$5,317,250	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$94,112,000	$—	$—
Rights*	4,818	—	—
Investment of Cash Collateral for Securities Loaned	—	1,252,070	—

Total	$94,116,818	$1,252,070	$—

Unrealized Appreciation on Foreign Currency Contracts	—	14	—
Unrealized Depreciation on Foreign Currency Contracts	—	(77)	—

Total - Net	$94,116,818	$1,252,007	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Industrial Conglomerates	$8,466,606	$—	$4,693,364	**
Pharmaceuticals	72,349,398	—	746,482	**
Other*	1,563,417,972	—	—

Total	$1,644,233,976	$—	$5,439,846

Notes to Schedule of Investments (unaudited)(continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$202,945,617	$—	$—
Rights	109,675	—	—
Exchange-Traded Fund	1,284,090	—	—
Investment of Cash Collateral for Securities Loaned	—	4,766,444	—

Total	$204,339,382	$4,766,444	$—

Unrealized Appreciation on Foreign Currency Contracts	—	35	—
Unrealized Depreciation on Foreign Currency Contracts	—	(5)	—

Total - Net	$204,339,382	$4,766,474	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$754,113,303	$—	$—
Rights*	85,518	—	—
Exchange-Traded Fund	370,750	—	—
Investment of Cash Collateral for Securities Loaned	—	6,808,836	—

Total	$754,569,571	$6,808,836	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$498,103,108	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,603,863	—

Total	$498,103,108	$1,603,863	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,611,998	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,035,432)	—

Total - Net	$498,103,108	$(2,819,571)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$297,211,174	$—	$—
Rights*	47,434	—	—
Exchange-Traded Fund	190,498	—	—
Investment of Cash Collateral for Securities Loaned	—	3,909,041	—

Total	$297,449,106	$3,909,041	$—

Unrealized Appreciation on Foreign Currency Contracts	—	52	—
Unrealized Depreciation on Foreign Currency Contracts	—	(50)	—

Total - Net	$297,449,106	$3,909,043	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$383,558,917	$—	$—
Rights	38,130	—	—
Exchange-Traded Fund	127,054	—	—
Investment of Cash Collateral for Securities Loaned	—	3,285,279	—

Total	$383,724,101	$3,285,279	$—

Unrealized Appreciation on Foreign Currency Contracts	—	408	—

Total - Net	$383,724,101	$3,285,687	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$205,072,723	$—	$—
Rights	14,884	—	—
Exchange-Traded Funds	97,004	—	—
Investment of Cash Collateral for Securities Loaned	—	2,867,733	—

Total	$205,184,611	$2,867,733	$—

Unrealized Appreciation on Foreign Currency Contracts	—	193	—

Total - Net	$205,184,611	$2,867,926	$—

Notes to Schedule of Investments (unaudited)(continued)

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,586,273	$—	$—
Investment of Cash Collateral for Securities Loaned	—	57,404	—

Total	$12,586,273	$57,404	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$186,694,755	$—	$95,897	**
Other*	1,247,377,800	—	—
Rights
Australia	57,056	25,217	—
New Zealand	—	8,606	—
Exchange-Traded Funds	1,717,516	—	—
Investment of Cash Collateral for Securities Loaned	—	51,182,262	—

Total	$1,435,847,127	$51,216,085	$95,897

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,834,109	$—	$—
Investment of Cash Collateral for Securities Loaned	—	96,898	—

Total	$4,834,109	$96,898	$—

Unrealized Appreciation on Foreign Currency Contracts	—	86,099	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,384)	—

Total - Net	$4,834,109	$180,613	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,229,320,304	$—	$—
Investment of Cash Collateral for Securities Loaned	—	123,757,218	—

Total	$8,229,320,304	$123,757,218	$—

Unrealized Appreciation on Foreign Currency Contracts	—	155,915,478	—
Unrealized Depreciation on Foreign Currency Contracts	—	(24,268,348)	—

Total - Net	$8,229,320,304	$255,404,348	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,283,951	$—	$—
Investment of Cash Collateral for Securities Loaned	—	203,730	—

Total	$29,283,951	$203,730	$—

Unrealized Appreciation on Foreign Currency Contracts	—	607,795	—
Unrealized Depreciation on Foreign Currency Contracts	—	(138,542)	—

Total - Net	$29,283,951	$672,983	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,986,279	$—	$—
Investment of Cash Collateral for Securities Loaned	—	44,204	—

Total	$4,986,279	$44,204	$—

Unrealized Appreciation on Foreign Currency Contracts	—	86,389	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,107)	—

Total - Net	$4,986,279	$129,486	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,919,170	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,478	—

Total	$12,919,170	$10,478	$—

Unrealized Appreciation on Foreign Currency Contracts	—	221,926	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,754)	—

Total - Net	$12,919,170	$230,650	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,286,226	$—	$—
Investment of Cash Collateral for Securities Loaned	—	111,770	—

Total	$4,286,226	$111,770	$—

Unrealized Appreciation on Foreign Currency Contracts	—	84,998	—
Unrealized Depreciation on Foreign Currency Contracts	—	(14,852)	—

Total - Net	$4,286,226	$181,916	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$134,114,541	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,224,098	—

Total	$134,114,541	$4,224,098	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,423,613	—
Unrealized Depreciation on Foreign Currency Contracts	—	(81,202)	—

Total - Net	$134,114,541	$6,566,509	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$495,832,251	$—	$—
Exchange-Traded Fund	328,016	—	—
Investment of Cash Collateral for Securities Loaned	—	9,524,883	—

Total	$496,160,267	$9,524,883	$—

Unrealized Depreciation on Foreign Currency Contracts	—	0	—

Total - Net	$496,160,267	$9,524,883	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,233,747	$—	$0	**
Other*	12,697,103	—	—

Total	$16,930,850	$—	$0

Unrealized Appreciation on Foreign Currency Contracts	—	51	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11)	—

Total - Net	$16,930,850	$40	$0

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$867,625,625	$—	$—
Exchange-Traded Funds	2,081,468	—	—
Investment of Cash Collateral for Securities Loaned	—	20,063,210	—

Total	$869,707,093	$20,063,210	$—

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$137,601,820	$—	$—
Exchange-Traded Fund	205,255	—	—
Investment of Cash Collateral for Securities Loaned	—	405,720	—

Total	$137,807,075	$405,720	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,217,367,854	$—	$—
Exchange-Traded Fund	3,590,553	—	—
Investment of Cash Collateral for Securities Loaned	—	8,124,640	—

Total	$1,220,958,407	$8,124,640	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,913,890,281	$—	$—
Exchange-Traded Fund	3,869,039	—	—
Investment of Cash Collateral for Securities Loaned	—	1,063,908	—

Total	$1,917,759,320	$1,063,908	$—

U.S. LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,348,446	$—	$—
Exchange-Traded Funds	134,057	—	—
Investment of Cash Collateral for Securities Loaned	—	92,194	—

Total	$43,482,503	$92,194	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,934,125,785	$—	$—
Exchange-Traded Fund	3,563,479	—	—
Investment of Cash Collateral for Securities Loaned	—	70,769,965	—

Total	$2,937,689,264	$70,769,965	$—

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$825,300,199	$—	$—
Exchange-Traded Fund	2,594,872	—	—
Investment of Cash Collateral for Securities Loaned	—	20,761,636	—

Total	$827,895,071	$20,761,636	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,480,372	$—	$—

Total	$2,480,372	$—	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,622,088,919	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,474,819	—

Total	$1,622,088,919	$3,474,819	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,919,250,944	$—	$—
Exchange-Traded Fund	17,173,502	—	—
Investment of Cash Collateral for Securities Loaned	—	143,566,288	—

Total	$1,936,424,446	$143,566,288	$—

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$489,884,149	$—	$—
Exchange-Traded Fund	1,906,994	—	—
Investment of Cash Collateral for Securities Loaned	—	30,294,635	—

Total	$491,791,143	$30,294,635	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$99,533,801	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,576,589	—

Total	$99,533,801	$4,576,589	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$585,967,851	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,628,814	—

Total	$585,967,851	$2,628,814	$—

U.S. Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,388,299	$—	$—
Investment of Cash Collateral for Securities Loaned	—	364,481	—

Total	$64,388,299	$364,481	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,456,387	$—	$—
Investment of Cash Collateral for Securities Loaned	—	26,994	—

Total	$15,456,387	$26,994	$—

Unrealized Appreciation on Foreign Currency Contracts	—	45,031	—
Unrealized Depreciation on Foreign Currency Contracts	—	(95,421)	—

Total - Net	$15,456,387	$(23,396)	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the period ended June 30, 2017, Emerging Markets ex-State-Owned Enterprises Fund transferred securities with a fair value of $4,574 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments.

During the period ended June 30, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended June 30, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended June 30, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$–	$9,249

Australia Dividend Fund
Foreign exchange contracts	–	7,838

China ex-State-Owned Enterprises Fund
Foreign exchange contracts	–	3,336

Emerging Markets Consumer Growth Fund
Foreign exchange contracts	2,505	7,311

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	1,702	2,552

Emerging Markets High Dividend Fund
Foreign exchange contracts	173,411	621,950

Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	21,590	93,741

Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	610,289	976,511

Europe Hedged Equity Fund
Foreign exchange contracts	9,484,206,894	18,988,065,045

Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	162,889,508	318,293,170

Europe Quality Dividend Growth Fund
Foreign exchange contracts	–	3,842

Europe SmallCap Dividend Fund
Foreign exchange contracts	1,122,955	304,332

Germany Hedged Equity Fund
Foreign exchange contracts	127,932,570	253,120,350

Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	4,937,196	9,887,080

Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,623,986	5,284,022

Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	23,258	314,602

Global ex-U.S. Real Estate Fund
Foreign exchange contracts	–	27,518

Global High Dividend Fund
Foreign exchange contracts	14,728	10,517

International Dividend ex-Financials Fund
Foreign exchange contracts	–	142,613

International Equity Fund
Foreign exchange contracts	954,594	237,650

International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	498,571,319	990,833,143

International High Dividend Fund
Foreign exchange contracts	26,736	213,612

International LargeCap Dividend Fund
Foreign exchange contracts	172,878	102,919

International MidCap Dividend Fund
Foreign exchange contracts	–	100,046

International Quality Dividend Growth Fund
Foreign exchange contracts	–	2,733

Notes to Schedule of Investments (unaudited)(continued)

International SmallCap Dividend Fund
Foreign exchange contracts	414,318	1,066,031

Japan Hedged Capital Goods Fund
Foreign exchange contracts	16,252,894	26,889,281

Japan Hedged Equity Fund
Foreign exchange contracts	8,558,578,160	16,940,994,505

Japan Hedged Financials Fund
Foreign exchange contracts	38,417,719	72,498,902

Japan Hedged Health Care Fund
Foreign exchange contracts	4,919,471	9,884,918

Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	12,533,412	25,254,818

Japan Hedged Real Estate Fund
Foreign exchange contracts	5,106,150	9,773,187

Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	121,633,351	244,225,278

Japan SmallCap Dividend Fund
Foreign exchange contracts	355	237,163

Middle East Dividend Fund
Foreign exchange contracts	–	57,810

United Kingdom Hedged Equity Fund
Foreign exchange contracts	18,365,538	35,835,045

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Foreign dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (‘‘Forward Contract’’) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Notes to Schedule of Investments (unaudited)(continued)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$39,866,119	$6,352,206	$(3,719,463)	$2,632,743
Australia Dividend Fund	36,485,005	4,457,594	(1,985,080)	2,472,514
China ex-State-Owned Enterprises Fund	10,142,661	2,579,017	(987,853)	1,591,164
Emerging Markets Consumer Growth Fund	24,852,666	2,896,786	(1,729,030)	1,167,756
Emerging Markets ex-State-Owned Enterprises Fund	4,945,932	625,700	(210,410)	415,290
Emerging Markets High Dividend Fund	1,863,646,262	175,128,081	(236,661,348)	(61,533,267)
Emerging Markets Quality Dividend Growth Fund	50,516,727	6,594,064	(2,080,324)	4,513,740
Emerging Markets SmallCap Dividend Fund	1,104,860,054	190,242,735	(66,523,178)	123,719,557
Europe Hedged Equity Fund	9,190,839,824	897,842,525	(756,658,855)	141,183,670
Europe Hedged SmallCap Equity Fund	139,234,225	21,340,660	(3,384,925)	17,955,735
Europe Quality Dividend Growth Fund	19,784,494	1,905,017	(399,375)	1,505,642
Europe SmallCap Dividend Fund	952,233,396	77,902,851	(58,589,147)	19,313,704
Germany Hedged Equity Fund	120,097,295	12,331,861	(9,415,936)	2,915,925
Global ex-U.S. Hedged Dividend Fund	4,696,345	555,565	(217,730)	337,835
Global ex-U.S. Hedged Real Estate Fund	2,622,806	349,175	(153,277)	195,898
Global ex-U.S. Quality Dividend Growth Fund	47,699,139	8,259,843	(1,391,100)	6,868,743
Global ex-U.S. Real Estate Fund	82,958,943	9,639,395	(8,644,035)	995,360
Global High Dividend Fund	89,501,327	10,238,016	(4,370,455)	5,867,561
India Earnings Fund (consolidated)	1,301,526,153	415,843,906	(67,696,237)	348,147,669
International Dividend ex-Financials Fund	226,369,962	9,341,943	(26,606,079)	(17,264,136)
International Equity Fund	691,854,664	104,185,431	(34,661,688)	69,523,743
International Hedged Quality Dividend Growth Fund	464,587,063	51,030,848	(15,910,940)	35,119,908
International High Dividend Fund	301,616,514	25,531,264	(25,789,631)	(258,367)
International LargeCap Dividend Fund	368,291,308	42,852,356	(24,134,284)	18,718,072
International MidCap Dividend Fund	180,368,607	32,711,228	(5,027,491)	27,683,737
International Quality Dividend Growth Fund	11,793,700	949,649	(99,672)	849,977
International SmallCap Dividend Fund	1,252,612,148	265,698,692	(31,151,731)	234,546,961
Japan Hedged Capital Goods Fund	4,878,650	357,314	(304,957)	52,357
Japan Hedged Equity Fund	7,987,978,608	762,961,151	(397,862,237)	365,098,914
Japan Hedged Financials Fund	30,431,387	490,438	(1,434,144)	(943,706)
Japan Hedged Health Care Fund	5,284,282	215,205	(469,004)	(253,799)
Japan Hedged Quality Dividend Growth Fund	12,186,756	1,102,171	(359,279)	742,892
Japan Hedged Real Estate Fund	4,792,110	172,989	(567,103)	(394,114)

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged SmallCap Equity Fund	122,726,301	17,501,329	(1,888,991)	15,612,338
Japan SmallCap Dividend Fund	436,689,152	75,985,240	(6,989,242)	68,995,998
Middle East Dividend Fund	18,324,048	1,238,346	(2,631,544)	(1,393,198)
U.S. Dividend ex-Financials Fund	816,407,302	121,980,959	(48,617,958)	73,363,001
U.S. Earnings 500 Fund	111,066,527	29,425,891	(2,279,623)	27,146,268
U.S. High Dividend Fund	1,150,978,722	127,204,955	(49,100,630)	78,104,325
U.S. LargeCap Dividend Fund	1,667,445,955	304,651,881	(53,274,608)	251,377,273
U.S. LargeCap Value Fund	40,217,279	4,451,679	(1,094,261)	3,357,418
U.S. MidCap Dividend Fund	2,785,199,813	362,028,119	(138,768,703)	223,259,416
U.S. MidCap Earnings Fund	751,563,493	127,960,044	(30,866,830)	97,093,214
U.S. Multifactor Fund	2,481,275	11,121	(12,024)	(903)
U.S. Quality Dividend Growth Fund	1,455,894,670	186,032,074	(16,363,006)	169,669,068
U.S. SmallCap Dividend Fund	2,003,870,767	228,407,630	(152,287,663)	76,119,967
U.S. SmallCap Earnings Fund	475,456,919	82,238,387	(35,609,528)	46,628,859
U.S. SmallCap Quality Dividend Growth Fund	101,908,581	9,280,204	(7,078,395)	2,201,809
U.S. Total Dividend Fund	476,959,209	126,275,560	(14,638,104)	111,637,456
U.S. Total Earnings Fund	52,121,173	13,959,683	(1,328,076)	12,631,607
United Kingdom Hedged Equity Fund	17,318,370	531,730	(2,366,719)	(1,834,989)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2017 are as follows:

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2017	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$60,238	$189,365	$219,592	$30,867	$8,042

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$1,690,659	$3,330,274	$3,881,732	$1,116,659	$25,000

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$12,990,184	$12,881,800	$—	$135,433

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$3,682,595	$4,034,776	$7,775,690	$—	$47,340

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$4,452	$42,911	$35,972	$11,272	$499
WisdomTree International Equity Fund	6,664	62,325	53,004	16,764	1,104

Total	$11,116	$105,236	$88,976	$28,036	$1,603

Global High Dividend Fund
WisdomTree U.S. High Dividend Fund	$15,201	$121,394	$136,477	$—	$539
WisdomTree International High Dividend Fund	45,756	371,109	408,928	—	6,747

Total	$60,957	$492,503	$545,405	$—	$7,286

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$149,230	$3,983,298	$2,834,119	$1,284,090	$65,783

International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$2,084,743	$5,059,163	$6,757,352	$370,750	$78,441

International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$—	$4,455,318	$4,188,663	$190,498	$68,919

Notes to Schedule of Investments (unaudited)(continued)

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$864,125	$4,239,515	$5,031,362	$127,054	$72,719

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$—	$897,296	$850,754	$48,436	$4,956
WisdomTree Japan Hedged Equity Fund	—	1,434,487	1,388,130	48,568	23,166

Total	$—	$2,331,783	$2,238,884	$97,004	$28,122

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,487,375	$8,726,247	$11,377,498	$944,203	$171,706
WisdomTree Japan SmallCap Dividend Fund	2,809,050	5,481,866	7,657,862	773,313	75,971

Total	$6,296,425	$14,208,113	$19,035,360	$1,717,516	$247,677

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$134,092	$20,599,207	$20,549,031	$328,016	$78,518

U.S. Dividend ex-Financials Fund
WisdomTree U.S. LargeCap Dividend Fund	$576,613	$2,700,573	$2,252,488	$1,039,649	$10,984
WisdomTree U.S. MidCap Dividend Fund	572,891	2,715,917	2,253,148	1,041,819	10,561

Total	$1,149,504	$5,416,490	$4,505,636	$2,081,468	$21,545

U.S. Earnings 500 Fund
WisdomTree U.S. High Dividend Fund	$196,920	$492,126	$483,806	$205,255	$3,132

U.S. High Dividend Fund
WisdomTree U.S. Total Dividend Fund	$2,766,798	$4,631,344	$3,851,288	$3,590,553	$27,680

U.S. LargeCap Dividend Fund
WisdomTree U.S. Total Dividend Fund	$—	$9,954,526	$6,052,918	$3,869,039	$28,856

U.S. LargeCap Value Fund
WisdomTree U.S. Earnings 500 Fund	$145,505	$42,642	$98,575	$93,746	$805
WisdomTree U.S. MidCap Earnings Fund	62,851	17,528	40,828	40,311	193

Total	$208,356	$60,170	$139,403	$134,057	$998

U.S. MidCap Dividend Fund
WisdomTree U.S. LargeCap Dividend Fund	$106,150	$13,331,765	$10,089,321	$3,563,479	$47,020

U.S. MidCap Earnings Fund
WisdomTree U.S. MidCap Dividend Fund	$1,613,146	$948,769	$—	$2,594,872	$12,557

U.S. SmallCap Dividend Fund
WisdomTree U.S. MidCap Dividend Fund	$25,730,657	$—	$8,600,586	$17,173,502	$120,468

U.S. SmallCap Earnings Fund
WisdomTree U.S. MidCap Earnings Fund	$2,776,454	$—	$910,424	$1,906,994	$6,691

U.S. Total Dividend Fund
WisdomTree U.S. Total Earnings Fund	$47,084	$1,468,520	$1,538,512	$—	$2,714

WTAM or its affiliates may from time to time own shares of a Fund. As of June 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
WisdomTree China ex-State-Owned Enterprises Fund	71	$4,696	$32
WisdomTree Emerging Markets High Dividend Fund*	—	—	25
WisdomTree Emerging Markets Quality Dividend Growth Fund*	—	—	12
WisdomTree Emerging Markets SmallCap Dividend Fund	86	3,935	48
WisdomTree Europe Hedged Equity Fund	124	7,729	143
WisdomTree Europe SmallCap Dividend Fund	24	1,549	26
WisdomTree Global ex-U.S. Hedged Dividend Fund*	—	—	23
WisdomTree International Equity Fund	139	7,214	225
WisdomTree International High Dividend Fund	44	1,837	31
WisdomTree International SmallCap Dividend Fund	112	7,787	158
WisdomTree Japan Hedged Equity Fund	83	4,316	95
WisdomTree U.S. High Dividend Fund	22	1,504	53
WisdomTree U.S. LargeCap Dividend Fund	300	25,224	329
WisdomTree U.S. MidCap Dividend Fund	64	6,256	78
WisdomTree U.S. MidCap Earnings Fund	258	9,236	77
WisdomTree U.S. Quality Dividend Growth Fund	370	13,609	151
WisdomTree U.S. SmallCap Dividend Fund	49	3,944	46
WisdomTree U.S. SmallCap Earnings Fund	133	4,368	20
WisdomTree U.S. Total Dividend Fund	79	6,720	124
*	No shares were held in this Fund by WTAM at the end of the period.

At June 30, 2017, approximately 18% of the International Quality Dividend Growth Fund’s outstanding shares was held by an affiliated fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	August 28, 2017

* Print the name and title of each signing officer under his or her signature.